UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23147

First Trust Exchange-Traded Fund VIII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

      First Trust TCW Opportunistic Fixed Income ETF (FIXD)

      First Trust TCW Unconstrained Plus Bond ETF (UCON)

      First Trust TCW Securitized Plus ETF (DEED)

      First Trust TCW Emerging Markets Debt ETF (EFIX)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2022
----------------------------


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--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2022

Shareholder Letter..........................................................   1
Fund Performance Overview

Portfolio of Investments

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or TCW Investment Management Company LLC ("TCW" or
the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six-month period ended
February 28, 2022.

Interest rates, bond yields and inflation are trending higher in the U.S., and perhaps what matters most is that all three are moving in tandem, which has not happened for quite some time. To start, let us focus on bond yields, which, like interest rates and inflation, have traded at or near their historic lows for many years. Over the past decade, we have seen the yield on the 10-Year Treasury
Note ("T-Note") climb from its artificial lows to the 3.00% level on two occasions only to have it reverse course soon thereafter. In 2013, the yield on the benchmark government bond rose from 1.75% at the start of the year to 3.03%
at the close of trading on December 31, 2013. One year later it stood at 2.17%.
In 2018, the yield rose from 2.41% at the start of the year to a 2018 high of
3.24% on November 8, 2018. At the end of 2019, it yielded 1.92%. In 2022, it has reached as high as 2.78% (on April 11), representing a significant move from
1.51% at the start of the year. The point is that we have endured substantial upward moves in the yield on the 10-Year T-Note, but they were not sustained.

Short-term interest rates, as controlled by the Federal Reserve (the "Fed") via its Federal Funds target rate, only accompanied bond yields higher in one of those two instances. In 2013, bond yields rose but the Fed did not raise short-term interest rates at all. In 2017 and 2018, the Fed executed multiple interest rate hikes, but reversed course in 2019, undoing the entirety of its
2017-2018 tightening phase. On March 16, 2022, the Fed initiated a 25-basis point ("bps") hike in the Federal Funds target rate. The median member of the
Federal Open Market Committee is signaling another six hikes, totaling 150 bps, through year-end, according to Brian Wesbury, Chief Economist at First Trust.
That would equate to 175 bps in aggregate in 2022. The Fed also signaled it could raise interest rates an additional 75-100 bps in 2023. So, for all intents and purposes, unless something dramatic happens, such as an escalation of the war between Russia and Ukraine, we believe interest rates are heading much higher. With respect to inflation, as measured by the Consumer Price Index
("CPI"), it was essentially a non-event when bond yields rose in 2013 and 2018.
The year-over-year changes in the CPI in 2013 and 2018 were 1.5% and 1.9%, respectively, according to data from the U.S. Bureau of Labor Statistics. The
CPI has averaged 3.0% per year since 1926. In February 2022, the CPI stood at
7.9%. The last time it was this high was 1982.

The current climate for interest rates, bond yields and inflation, indicates that this time around could be different than what we experienced in 2013 and
2018. By that I mean that higher levels of all three might be sustainable.
Having said that, I do not believe that investors need to shift into panic mode.
The Fed's guidance is reassuring to us in that, as of now, it intends to raise short-term interest rates slowly and methodically. While we believe the bond market may be in for a bumpy ride over the next year or so, higher rates and yields are not necessarily death knells for the stock market. In general, I believe that investors should be able to make better decisions about where to position their money moving forward thanks to the in-depth guidance from the
Fed. It could not be more transparent, in my opinion.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

The investment objective of the First Trust TCW Opportunistic Fixed Income ETF
(the "Fund") is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities. The Fund's investments principally include securities issued or guaranteed by the U.S.
government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (TIPS); agency and non-agency residential mortgage-backed securities (RMBS); agency and non-agency commercial mortgage-backed securities (CMBS); agency and non-agency asset-backed securities
(ABS); U.S. corporate bonds; fixed income securities issued by non-U.S.
corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; collateralized loan obligations
(CLOs); Rule 144A securities, and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in preferred stock and common stock. The Fund may utilize listed and over-the-counter derivatives instruments. Shares of the Fund are listed on The
Nasdaq Stock Market LLC under the ticker symbol "FIXD."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL                CUMULATIVE
                                                                                 TOTAL RETURNS               TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years     Inception
                                                 Ended         Ended          Ended       (2/14/17)       Ended       (2/14/17)
                                                2/28/22       2/28/22        2/28/22     to 2/28/22      2/28/22     to 2/28/22
FUND PERFORMANCE
NAV                                              -4.11%        -2.30%         3.18%         3.29%        16.92%        17.72%
Market Price                                     -4.14%        -2.68%         3.17%         3.30%        16.88%        17.77%

INDEX PERFORMANCE
Bloomberg U.S. Aggregate Bond Index              -4.07%        -2.64%         2.71%         2.82%        14.30%        15.05%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 10.)


     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
        FEBRUARY 14, 2017 - FEBRUARY 28, 2022

              First Trust TCW             Bloomberg
            Opportunistic Fixed        U.S. Aggregate
                Income ETF               Bond Index
2/14/17           $10,000                 $10,000
2/28/17            10,068                  10,066
8/31/17            10,323                  10,342
2/28/18            10,130                  10,117
8/31/18            10,265                  10,233
2/28/19            10,470                  10,437
8/31/19            11,325                  11,274
2/29/20            11,698                  11,657
8/31/20            12,182                  12,004
2/28/21            12,048                  11,818
8/31/21            12,276                  11,994
2/28/22            11,772                  11,505


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
FUND ALLOCATION                                NET ASSETS
----------------------------------------------------------
U.S. Government Bonds and Notes                   34.0%
U.S. Government Agency Mortgage-Backed
   Securities                                     29.4
Corporate Bonds and Notes                         20.8
Mortgage-Backed Securities                         9.3
Asset-Backed Securities                            8.4
Foreign corporate Bonds and Notes                  6.7
Foreign Sovereign Bonds and Notes                  3.6
Senior Floating-Rate Loan Interests                1.9
U.S. Government Agency Securities                  1.1
Municipal Bonds                                    0.8
Common Stocks                                      0.0*
Rights                                             0.0*
U.S. Treasury Bills                                4.4
Money Market Funds                                 2.4
Put Swaptions Purchased                            0.0*
Call Options Purchased                             0.1
Call Options Written                              (0.1)
Put Options Written                               (0.1)
Net Other Assets and Liabilities**               (22.7)
                                                -------
   Total                                         100.0%
                                                =======

 *  Amount is less than 0.1%.
 ** Includes variation margin on futures contracts, unrealized appreciation/
    depreciation on forward foreign currency contracts and unrealized appreciation/depreciation on interest rate swap agreements.

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
CREDIT QUALITY(1)                             INVESTMENTS
----------------------------------------------------------
Government/Agency                                 57.2%
AAA                                                3.9
AA+                                                1.7
AA                                                 1.7
AA-                                                0.9
A+                                                 0.6
A                                                  1.8
A-                                                 3.3
BBB+                                               5.8
BBB                                                6.1
BBB-                                               4.0
BB+                                                2.6
BB                                                 1.7
BB-                                                1.0
B+                                                 0.3
B                                                  0.8
B-                                                 0.7
CCC+                                               0.2
CCC                                                1.4
CCC-                                               0.6
CC                                                 2.4
C                                                  0.4
D                                                  0.9
                                                -------
   Total                                         100.0%
                                                =======

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                              INVESTMENTS
----------------------------------------------------------
Federal National Mortgage Association, Pool
   TBA, 2.00%, 04/15/52                            5.2%
U.S. Treasury Note, 1.50%, 02/29/24                4.9
Federal National Mortgage Association, Pool
   TBA, 2.50%, 04/15/52                            4.3
U.S. Treasury Note, 0.75%, 12/31/23                3.6
U.S. Treasury Note, 1.50%, 01/31/27                3.6
U.S. Treasury Note, 1.25%, 12/31/26                3.3
U.S. Treasury Note, 1.88%, 02/28/27                3.0
U.S. Treasury Bond, 2.00%, 11/15/41                2.8
Federal National Mortgage Association, Pool
   TBA, 2.50%, 03/15/52                            2.7
U.S. Treasury Bond, 1.88%, 11/15/51                2.1
                                                -------
   Total                                          35.5%
                                                =======

-----------------------------
(1)   The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Rating Group, a division of McGraw Hill Companies, Inc., Moody's Investors Service, Inc.,
      Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated
      BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S.
      Agency mortgage-backed securities appear under "Government/Agency". Credit ratings are subject to change.

                                                                          Page 3


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)

The investment objective of the First Trust TCW Unconstrained Plus Bond ETF (the
"Fund") is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of fixed income securities. The Fund's investment sub-advisor, TCW Investment Management Company
LLC, manages the Fund's portfolio in an "unconstrained" manner, meaning that its investment universe is not limited to the securities of any particular index and it has discretion to invest in fixed income securities of any type or credit quality. The Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S.
government-sponsored entities; Treasury Inflation Protected Securities (TIPS);
agency and non-agency residential mortgage-backed securities (RMBS); agency and non-agency commercial mortgage-backed securities (CMBS); agency and non-agency asset-backed securities (ABS); U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; collateralized loan obligations (CLOs); Rule 144A securities, and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in preferred stock and common stock and the Fund may utilize listed and over-the-counter derivatives. Under normal market conditions, the Fund's average portfolio duration will vary from between 0 to 10 years. Shares of the Fund are listed on The NYSE Arca, Inc. under the ticker symbol "UCON."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                AVERAGE ANNUAL       CUMULATIVE
                                                                                                 TOTAL RETURNS      TOTAL RETURNS
                                                             6 Months Ended    1 Year Ended   Inception (6/4/18)  Inception (6/4/18)
                                                                 2/28/22          2/28/22         to 2/28/22         to 2/28/22
FUND PERFORMANCE
NAV                                                              -1.94%           -0.93%             3.78%             14.88%
Market Price                                                     -1.98%           -1.00%             3.81%             15.01%

INDEX PERFORMANCE
ICE BofA US Dollar 3-Month Deposit Offered Rate
   Average Index                                                  0.08%            0.17%             1.33%              5.05%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 10.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JUNE 4, 2018 - FEBRUARY 28, 2022

              First Trust TCW            ICE BofA US Dollar
            Opportunistic Fixed       3-Month Deposit Offered
                Income ETF               Rate Average Index
6/4/18            $10,000                    $10,000
8/31/18            10,106                     10,057
2/28/19            10,323                     10,185
8/31/19            10,728                     10,318
2/29/20            10,960                     10,425
8/31/20            11,261                     10,475
2/28/21            11,596                     10,487
8/31/21            11,716                     10,496
2/28/22            11,488                     10,505


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON) (CONTINUED)

----------------------------------------------------------
                                                % OF TOTAL
FUND ALLOCATION                                 NET ASSETS
----------------------------------------------------------
Mortgage-Backed Securities                        23.4%
Corporate Bonds and Notes                         21.7
Asset-Backed Securities                           17.5
U.S. Government Agency Mortgage-Backed
   Securities                                     15.5
Foreign Corporate Bonds and Notes                  6.1
Foreign Sovereign Bonds and Notes                  3.6
Municipal Bonds                                    0.2
U.S. Treasury Bills                               22.1
Common Stocks                                      0.0*
Rights                                             0.0*
Money Market Funds                                 3.7
Net Other Assets and Liabilities**               (13.8)
                                                -------
   Total                                         100.0%
                                                =======

 *  Amount is less than 0.1%.
 ** Includes variation margin on futures contracts and unrealized appreciation/
    depreciation on interest rate swap agreements.

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
CREDIT QUALITY(1)                             INVESTMENTS
----------------------------------------------------------
Government/Agency                                 34.6%
AAA                                                8.1
AA+                                                0.9
AA                                                 2.4
AA-                                                2.0
A+                                                 0.5
A                                                  1.6
A-                                                 4.3
BBB+                                               5.2
BBB                                                7.0
BBB-                                               4.4
BB+                                                2.7
BB                                                 2.6
BB-                                                2.6
B+                                                 1.4
B                                                  2.4
B-                                                 1.7
CCC+                                               0.8
CCC                                                4.4
CCC-                                               2.8
CC                                                 5.0
C                                                  1.2
D                                                  1.4
                                                -------
   Total                                         100.0%
                                                =======

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                              INVESTMENTS
----------------------------------------------------------
U.S. Treasury Bill, 0.00%, 07/07/2022              8.7%
U.S. Treasury Bill, 0.00%, 07/14/2022              4.1
Federal National Mortgage Association,
   Pool TBA, 2.50%, 04/15/2052                     3.5
Federal National Mortgage Association,
   Pool TBA, 2.00%, 04/15/2052                     3.1
U.S. Treasury Bill, 0.00%, 06/09/2022              1.9
Federal National Mortgage Association,
   Pool TBA, 2.50%, 03/15/2052                     1.8
Federal National Mortgage Association,
   Pool TBA, 3.00%, 04/15/2052                     1.3
U.S. Treasury Bill, 0.00%, 06/16/2022              1.3
Federal National Mortgage Association,
   Pool TBA, 3.00%, 03/15/2052                     1.3
U.S. Treasury Bill, 0.00%, 07/21/2022              1.2
                                                -------
   Total                                          28.2%
                                                =======

-----------------------------
(1)   The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Rating Group, a division of McGraw Hill Companies, Inc., Moody's Investors Service, Inc.,
      Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated
      BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S.
      Agency mortgage-backed securities appear under "Government/Agency". Credit ratings are subject to change.

                                                                          Page 5


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)

The First Trust TCW Securitized Plus ETF seeks to maximize long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in securitized debt securities, including asset-backed securities, residential and commercial mortgage-backed securities and collateralized loan obligations (CLOs). The Fund's investment sub-advisor, TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor")
seeks to outperform the Bloomberg U.S. Mortgage-Backed Securities Index over time through the utilization of independent, bottom-up research to identify securities that are relatively undervalued. Under normal conditions, the Fund's average portfolio duration varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg U.S.
Mortgage-Backed Securities Index. As a separate measure, there is no limit on the weighted average maturity of the Fund's portfolio. While maturity refers to the expected life of a security, duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest. The Fund may utilize listed and over-the-counter derivatives instruments. Shares of the Fund are listed on The NYSE Arca, Inc. under the ticker symbol "DEED."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              AVERAGE ANNUAL       CUMULATIVE
                                                                                               TOTAL RETURNS      TOTAL RETURNS
                                                           6 Months Ended    1 Year Ended   Inception (4/29/20)  Inception (4/29/20)
                                                               2/28/22          2/28/22         to 2/28/22         to 2/28/22
FUND PERFORMANCE
NAV                                                            -2.75%           -0.97%             2.11%              3.90%
Market Price                                                   -3.10%           -1.56%             1.91%              3.53%

INDEX PERFORMANCE
Bloomberg U.S. Mortgage-Backed Securities Index                -3.15%           -2.88%            -1.63%             -2.97%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 10.)


            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                APRIL 29, 2020 - FEBRUARY 28, 2022

                                           Bloomberg
              First Trust TCW         U.S. Mortgage-Backed
            Securitized Plus ETF        Securities Index
4/29/20           $10,000                   $10,000
8/31/20            10,380                    10,036
2/28/21            10,492                     9,990
8/31/21            10,684                    10,018
2/28/22            10,390                     9,703


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED) (CONTINUED)

----------------------------------------------------------
                                                % OF TOTAL
FUND ALLOCATION                                 NET ASSETS
----------------------------------------------------------
U.S. Government Agency Mortgage-Backed
   Securities                                     60.9%
U.S. Treasury Bills                               33.6
Mortgage-Backed Securities                        32.7
Asset-Backed Securities                           22.8
U.S. Government Agency Securities                  3.2
U.S. Government Bonds and Notes                    1.6
Foreign Sovereign Bonds And Notes                  1.0
Money Market Funds                                 4.9
Net Other Assets and Liabilities*                (60.7)
                                                -------
   Total                                         100.0%
                                                =======

* Includes variation margin on futures contracts and unrealized appreciation/
  depreciation on forward foreign currency contracts.

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
CREDIT QUALITY(1)                              INVESTMENTS
----------------------------------------------------------
Government/Agency                                 63.7%
AAA                                                7.6
AA+                                                0.9
AA                                                 1.6
AA-                                                1.1
A+                                                 0.2
A                                                  2.1
A-                                                 1.5
BBB                                                0.5
BBB-                                               0.8
BB                                                 2.4
BB-                                                0.6
B+                                                 0.4
B                                                  1.2
B-                                                 1.7
CCC+                                               0.5
CCC                                                4.0
CCC-                                               1.7
CC                                                 4.8
C                                                  1.3
D                                                  1.4
                                                -------
   Total                                         100.0%
                                                =======

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Federal National Mortgage Association,
   Pool TBA, 2.00%, 04/15/52                       9.5%
Federal National Mortgage Association,
   Pool TBA, 2.50%, 04/15/52                       6.9
U.S. Treasury Bill, 0.00%, 06/23/22                4.3
Federal National Mortgage Association,
   Pool TBA, 2.50%, 03/15/52                       4.1
Government National Mortgage Association,
   Pool TBA, 2.50%, 03/15/52                       3.6
U.S. Treasury Bill, 0.00%, 07/28/22                3.6
U.S. Treasury Bill, 0.00%, 07/21/22                3.5
Federal National Mortgage Association,
   Pool TBA, 3.00%, 03/15/52                       2.9
Federal National Mortgage Association,
   Pool TBA, 2.00%, 03/15/37                       2.9
                                                -------
   Total                                          41.3%
                                                =======

-----------------------------
(1)   The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Rating Group, a division of McGraw Hill Companies, Inc., Moody's Investors Service, Inc.,
      Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated
      BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S.
      Agency mortgage-backed securities appear under "Government/Agency". Credit ratings are subject to change.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)

The First Trust TCW Emerging Markets Debt ETF (the "Fund") seeks to provide high total return from current income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in debt securities issued or guaranteed by companies, financial institutions and government entities located in emerging market countries. An "emerging market country" is a country that, at the time the Fund invests in the related security or instrument, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.
The Fund's investments include, but are not limited to, debt securities issued by sovereign entities, quasi-sovereign entities and corporations.
"Quasi-Sovereign" refers to an entity that is either 100% owned by a sovereign entity or whose debt is 100% guaranteed by a sovereign entity. The Fund may invest up to 25% of its net assets in securities issued by corporations in emerging market countries that are not Quasi-Sovereign entities. The Fund will invest at least 90% of its assets in dollar-denominated securities. The Fund may utilize listed and over-the-counter derivatives instruments. Shares of the Fund are listed on The NYSE Arca, Inc. under the ticker symbol "EFIX."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               AVERAGE ANNUAL     CUMULATIVE
                                                                                                TOTAL RETURNS    TOTAL RETURNS
                                                             6 Months Ended    1 Year Ended  Inception (2/17/21)Inception (2/17/21)
                                                                 2/28/22          2/28/22        to 2/28/22       to 2/28/22
FUND PERFORMANCE
NAV                                                               -9.71%           -6.33%           -7.76%           -7.97%
Market Price                                                     -10.41%           -7.29%           -8.77%           -9.00%

INDEX PERFORMANCE
JP Morgan Emerging Market Bond Index Global Diversified          -11.48%           -7.50%           -8.88%           -9.14%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 10.)


            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               FEBRUARY 17, 2021 - FEBRUARY 28, 2022

             First Trust TCW            JP Morgan Emerging
             Emerging Markets           Market Bond Index
                 Debt ETF               Global Diversified
2/17/21          $10,000                     $10,000
2/28/21            9,825                       9,822
8/31/21           10,193                      10,265
2/28/22            9,203                       9,086


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX) (CONTINUED)

----------------------------------------------------------
                                                % OF TOTAL
ASSET CLASSIFICATION                           INVESTMENTS
----------------------------------------------------------
Foreign Sovereign Bonds and Notes                 65.3%
Foreign Corporate Bonds and Notes                 31.0
Money Market Funds                                 3.7
                                                -------
   Total                                         100.0%
                                                =======

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
CREDIT QUALITY(1)                              INVESTMENTS
----------------------------------------------------------
AA                                                 5.0%
AA-                                                4.9
A-                                                 8.2
BBB                                                9.4
BBB-                                              18.2
BB+                                                1.1
BB                                                 2.2
BB-                                               19.9
B+                                                 2.9
B                                                 10.0
B-                                                 9.4
CCC+                                               4.4
CCC                                                1.1
CCC-                                               1.9
CC                                                 1.4
                                                -------
   Total                                         100.0%
                                                =======

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Indonesia Asahan Aluminium Persero
   PT (USD), 5.45%, 05/15/30                       3.5%
Chile Government International Bond
   (USD), 2.55%, 01/27/32                          3.4
Mexico Government International Bond
   (USD), 4.28%, 08/14/41                          3.4
Egypt Government International Bond
   (USD), 6.59%, 02/21/28                          3.2
Panama Government International Bond
   (USD), 2.25%, 09/29/32                          3.2
Angolan Government International Bond
   (USD), 8.25%, 05/09/28                          3.0
India Airport Infra (USD), 6.25%, 10/25/25         2.9
Abu Dhabi Government International Bond
   (USD), 1.70%, 03/02/31                          2.8
Dominican Republic International Bond
   (USD), 4.88%, 09/23/32                          2.7
Petroleos Mexicanos (USD), 6.63%, 06/15/35         2.7
                                                -------
   Total                                          30.8%
                                                =======

-----------------------------
(1)   The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Rating Group, a division of McGraw Hill Companies, Inc., Moody's Investors Service, Inc.,
      Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated
      BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S.
      Agency mortgage-backed securities appear under "Government/Agency." Credit ratings are subject to change.

                                                                          Page 9


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First
Trust TCW Opportunistic Fixed Income ETF ("FIXD"), the First Trust TCW
Unconstrained Plus Bond ETF ("UCON"), the First Trust TCW Securitized Plus ETF
("DEED"), and the First Trust TCW Emerging Markets Debt ETF ("EFIX") (each a
"Fund"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") serves as investment sub-advisor. In this capacity, TCW is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio.
TCW, with principal offices at 865 South Figueroa Street, Los Angeles,
California 90017, was founded in 1987, and is a wholly-owned subsidiary of The
TCW Group, Inc. ("TCW Group"). TCW, together with TCW Group and its other subsidiaries, which provide investment management and investment advisory services, had approximately $250.8 billion under management or committed to management, including $217.6 billion of U.S. fixed income investments, as of
February 28, 2022.

                           PORTFOLIO MANAGEMENT TEAM

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)

Bryan T. Whalen, CFA, Generalist Portfolio Manager, Co-Chief Investment Officer
and Co-Director in the Fixed Income Group of TCW

Stephen M. Kane, CFA, Generalist Portfolio Manager, Co-Chief Investment Officer
and Co-Director in the Fixed Income Group of TCW

Laird Landmann, Generalist Portfolio Manager and Co-Director in the Fixed Income
Group of TCW

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)

Bryan T. Whalen, CFA, Generalist Portfolio Manager, Co-Chief Investment Officer
and Co-Director in the Fixed Income Group of TCW

Mitchell Flack, Specialist Portfolio Manager and Managing Director in the Fixed
Income Group of TCW

Elizabeth J. Crawford, Specialist Portfolio Manager and Managing Director in the
Fixed Income Group of TCW

Harrison Choi, Specialist Portfolio Manager and Managing Director in the Fixed
Income Group of TCW

FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)

Penelope D. Foley, Group Managing Director at TCW

David I. Robbins, Group Managing Director at TCW

Alex Stanojevic, Group Managing Director at TCW

                                                                         Page 11


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2022 (UNAUDITED)

As a shareholder of First Trust TCW Opportunistic Fixed Income ETF, First Trust
TCW Unconstrained Plus Bond ETF, First Trust TCW Securitized Plus ETF or First
Trust TCW Emerging Markets Debt ETF (each a "Fund" and collectively, the
"Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO        EXPENSES PAID
                                                    BEGINNING            ENDING          BASED ON THE          DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH            SIX-MONTH
                                                SEPTEMBER 1, 2021   FEBRUARY 28, 2022     PERIOD (a)           PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
Actual                                              $1,000.00           $  958.90            0.55%                $2.67
Hypothetical (5% return before expenses)            $1,000.00           $1,022.07            0.55%                $2.76

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
Actual                                              $1,000.00           $  980.60            0.75%                $3.68
Hypothetical (5% return before expenses)            $1,000.00           $1,021.08            0.75%                $3.76

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
Actual                                              $1,000.00           $  972.50            0.65%                $3.18
Hypothetical (5% return before expenses)            $1,000.00           $1,021.57            0.65%                $3.26

FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
Actual                                              $1,000.00           $  902.90            0.85%                $4.01
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58            0.85%                $4.26


(a)   These expense ratios reflect an expense waiver. See Note 3 in the Notes to
      Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2021 through February 28, 2022), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT BONDS AND NOTES -- 34.0%

$   65,234,000  U.S. Treasury Bond..................................................     2.25%       05/15/41    $   64,900,185
   176,714,000  U.S. Treasury Bond..................................................     2.00%       11/15/41       168,817,093
   132,415,000  U.S. Treasury Bond..................................................     1.88%       11/15/51       123,166,640
    56,440,000  U.S. Treasury Bond..................................................     2.25%       02/15/52        57,299,828
    15,554,785  U.S. Treasury Inflation Indexed Bond (a)............................     0.13%       02/15/51        16,548,200
     8,650,266  U.S. Treasury Inflation Indexed Bond (a)............................     0.13%       02/15/52         9,242,554
   220,487,000  U.S. Treasury Note..................................................     0.75%       12/31/23       217,860,105
   112,791,000  U.S. Treasury Note..................................................     0.88%       01/31/24       111,645,466
   293,480,000  U.S. Treasury Note..................................................     1.50%       02/29/24       293,921,368
   204,635,000  U.S. Treasury Note..................................................     1.25%       12/31/26       200,078,675
   217,535,000  U.S. Treasury Note..................................................     1.50%       01/31/27       215,172,705
   177,240,000  U.S. Treasury Note..................................................     1.88%       02/28/27       178,583,146
    30,020,000  U.S. Treasury Note..................................................     1.88%       02/15/32        30,125,539
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................   1,687,361,504
                (Cost $1,700,529,983)                                                                            --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 29.4%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
                Federal Home Loan Mortgage Corporation
       268,619     Series 2017-4656, Class EZ.......................................     4.00%       02/15/47           295,090
                Federal National Mortgage Association
     2,178,952     Series 2012-20, Class ZT.........................................     3.50%       03/25/42         2,212,194
     2,398,542     Series 2012-84, Class VZ.........................................     3.50%       08/25/42         2,481,561
       333,246     Series 2018-38, Class PA.........................................     3.50%       06/25/47           338,574
       802,776     Series 2018-43, Class CT.........................................     3.00%       06/25/48           818,491
       286,612     Series 2018-86, Class JA.........................................     4.00%       05/25/47           293,352
       114,508     Series 2018-94, Class KD.........................................     3.50%       12/25/48           115,962
       147,214     Series 2019-1, Class KP..........................................     3.25%       02/25/49           148,582
       121,913     Series 2019-20, Class BA.........................................     3.50%       02/25/48           123,851
        63,143     Series 2019-52, Class PA.........................................     3.00%       09/25/49            63,392
                Government National Mortgage Association
       208,355     Series 2018-115, Class DE........................................     3.50%       08/20/48           216,205
       245,299     Series 2018-124, Class NW........................................     3.50%       09/20/48           255,491
       534,832     Series 2019-12, Class QA.........................................     3.50%       09/20/48           545,364
        41,271     Series 2019-71, Class PT.........................................     3.00%       06/20/49            41,809
       505,019     Series 2019-119, Class JE........................................     3.00%       09/20/49           505,971
                                                                                                                 --------------
                                                                                                                      8,455,889
                                                                                                                 --------------

                PASS-THROUGH SECURITIES -- 29.2%
                Federal Home Loan Mortgage Corporation
        68,967     Pool C91981......................................................     3.00%       02/01/38            70,567
        60,411     Pool G07961......................................................     3.50%       03/01/45            63,483
        57,273     Pool G08692......................................................     3.00%       02/01/46            58,769
     1,680,486     Pool G08715......................................................     3.00%       08/01/46         1,723,750
        33,369     Pool G08721......................................................     3.00%       09/01/46            34,221
       383,729     Pool G08726......................................................     3.00%       10/01/46           394,327
       918,751     Pool G08732......................................................     3.00%       11/01/46           943,948
       124,583     Pool G08738......................................................     3.50%       12/01/46           130,088
       239,278     Pool G08741......................................................     3.00%       01/01/47           245,044
       167,213     Pool G08747......................................................     3.00%       02/01/47           171,191
       120,463     Pool G08748......................................................     3.50%       02/01/47           125,958


                        See Notes to Financial Statements                Page 13


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      543,025     Pool G08750......................................................     3.00%       03/01/47    $      554,931
       131,803     Pool G08766......................................................     3.50%       06/01/47           137,517
       351,843     Pool G08788......................................................     3.50%       11/01/47           365,726
     1,165,790     Pool G08792......................................................     3.50%       12/01/47         1,212,430
       161,255     Pool G08800......................................................     3.50%       02/01/48           167,163
       238,666     Pool G08816......................................................     3.50%       06/01/48           247,055
        75,970     Pool G08833......................................................     5.00%       07/01/48            82,548
        15,240     Pool G08838......................................................     5.00%       09/01/48            16,531
       250,116     Pool G08843......................................................     4.50%       10/01/48           265,500
        58,727     Pool G08844......................................................     5.00%       10/01/48            63,710
       171,951     Pool G08849......................................................     5.00%       11/01/48           186,443
       520,821     Pool G16085......................................................     2.50%       02/01/32           529,667
       312,032     Pool G16350......................................................     2.50%       10/01/32           317,270
       385,859     Pool G16396......................................................     3.50%       02/01/33           401,109
     1,095,979     Pool G16524......................................................     3.50%       05/01/33         1,143,174
       123,254     Pool G18670......................................................     3.00%       12/01/32           126,812
        36,152     Pool G18691......................................................     3.00%       06/01/33            37,345
       103,055     Pool G18713......................................................     3.50%       11/01/33           106,694
     1,466,880     Pool G60038......................................................     3.50%       01/01/44         1,544,200
       400,169     Pool G60080......................................................     3.50%       06/01/45           420,464
       826,884     Pool G60344......................................................     4.00%       12/01/45           889,644
       261,260     Pool G60440......................................................     3.50%       03/01/46           274,392
       805,844     Pool G60582......................................................     3.50%       05/01/46           846,139
       766,647     Pool G60658......................................................     3.50%       07/01/46           805,744
       353,238     Pool G61556......................................................     3.50%       08/01/48           367,694
     2,373,603     Pool G61748......................................................     3.50%       11/01/48         2,479,429
       790,502     Pool G67700......................................................     3.50%       08/01/46           830,260
     1,796,229     Pool G67703......................................................     3.50%       04/01/47         1,882,867
     6,572,706     Pool G67706......................................................     3.50%       12/01/47         6,876,113
     1,610,593     Pool G67707......................................................     3.50%       01/01/48         1,693,544
     8,638,754     Pool G67708......................................................     3.50%       03/01/48         9,015,767
     1,650,540     Pool G67709......................................................     3.50%       03/01/48         1,724,207
     1,291,377     Pool G67710......................................................     3.50%       03/01/48         1,345,851
     1,927,032     Pool G67714......................................................     4.00%       07/01/48         2,051,189
     2,620,484     Pool G67717......................................................     4.00%       11/01/48         2,789,672
     4,141,932     Pool G67718......................................................     4.00%       01/01/49         4,390,751
       135,269     Pool Q44452......................................................     3.00%       11/01/46           138,416
       250,648     Pool Q50135......................................................     3.50%       08/01/47           260,819
     9,597,079     Pool QA7837......................................................     3.50%       03/01/50        10,031,547
    16,330,781     Pool RA3078......................................................     3.00%       07/01/50        16,611,901
       461,548     Pool RE6029......................................................     3.00%       02/01/50           462,434
    15,368,639     Pool SD0231......................................................     3.00%       01/01/50        15,645,324
     4,354,985     Pool SD7511......................................................     3.50%       01/01/50         4,535,348
    13,382,701     Pool SD7513......................................................     3.50%       04/01/50        13,947,672
     7,690,456     Pool SD7518......................................................     3.00%       06/01/50         7,831,495
       304,679     Pool U90772......................................................     3.50%       01/01/43           321,306
       372,911     Pool U99114......................................................     3.50%       02/01/44           389,166
       747,016     Pool ZA4692......................................................     3.50%       06/01/46           784,028
       390,466     Pool ZM0063......................................................     4.00%       08/01/45           417,792


Page 14                  See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$   16,705,239     Pool ZM1779......................................................     3.00%       09/01/46    $   17,178,004
     3,635,121     Pool ZS4667......................................................     3.00%       06/01/46         3,730,143
     5,904,142     Pool ZS4688......................................................     3.00%       11/01/46         6,062,341
    10,058,207     Pool ZS4735......................................................     3.50%       09/01/47        10,451,876
       378,354     Pool ZS8602......................................................     3.00%       03/01/31           390,673
       676,759     Pool ZS9844......................................................     3.50%       07/01/46           709,995
     1,945,717     Pool ZT0277......................................................     3.50%       10/01/46         2,036,438
       880,789     Pool ZT0531......................................................     3.50%       04/01/47           922,707
       839,485     Pool ZT0536......................................................     3.50%       03/01/48           875,585
     2,679,163     Pool ZT0537......................................................     3.50%       03/01/48         2,797,020
       477,239     Pool ZT0542......................................................     4.00%       07/01/48           507,669
       109,835     Pool ZT1403......................................................     3.50%       11/01/33           113,983
     1,368,847     Pool ZT1703......................................................     4.00%       01/01/49         1,450,169
                Federal National Mortgage Association
     2,967,764     Pool AL8825......................................................     3.50%       06/01/46         3,105,079
       108,966     Pool AM5673......................................................     3.65%       04/01/23           110,565
       115,199     Pool AN2786......................................................     2.76%       09/01/36           115,841
     1,239,389     Pool AS0225......................................................     4.00%       08/01/43         1,321,403
     1,474,975     Pool AS3134......................................................     3.50%       08/01/44         1,544,820
       375,983     Pool AS6620......................................................     3.50%       02/01/46           394,566
       120,071     Pool AS9334......................................................     3.00%       03/01/32           123,962
        96,056     Pool AS9749......................................................     4.00%       06/01/47           101,465
        92,504     Pool BD7081......................................................     4.00%       03/01/47            97,858
     7,051,074     Pool BE3774......................................................     4.00%       07/01/47         7,448,472
       905,500     Pool BJ2692......................................................     3.50%       04/01/48           938,326
     2,120,000     Pool BL6060......................................................     2.46%       04/01/40         1,972,100
     1,127,281     Pool BM1903......................................................     3.50%       08/01/47         1,179,265
       298,822     Pool BM2000......................................................     3.50%       05/01/47           311,636
       813,139     Pool BM3260......................................................     3.50%       01/01/48           844,818
       490,160     Pool BM4299......................................................     3.00%       03/01/30           503,204
       454,590     Pool BM4304......................................................     3.00%       02/01/30           466,505
       924,750     Pool BM4472......................................................     3.50%       07/01/48           965,025
     1,947,494     Pool BM5585......................................................     3.00%       11/01/48         1,987,060
    15,457,272     Pool BN7755......................................................     3.00%       09/01/49        15,729,788
     1,110,162     Pool CA0854......................................................     3.50%       12/01/47         1,156,681
       537,265     Pool CA0907......................................................     3.50%       12/01/47           559,776
       440,220     Pool CA0996......................................................     3.50%       01/01/48           458,674
     3,298,255     Pool CA1182......................................................     3.50%       02/01/48         3,436,523
       598,611     Pool CA1187......................................................     3.50%       02/01/48           622,447
       425,874     Pool CA1710......................................................     4.50%       05/01/48           451,605
       269,582     Pool CA1711......................................................     4.50%       05/01/48           285,663
       173,081     Pool CA2208......................................................     4.50%       08/01/48           183,555
       548,012     Pool CA2327......................................................     4.00%       09/01/48           586,099
     3,591,738     Pool CA3633......................................................     3.50%       06/01/49         3,748,942
    14,319,349     Pool CA4534......................................................     3.00%       11/01/49        14,574,152
     4,788,081     Pool FM2870......................................................     3.00%       03/01/50         4,873,873
     8,138,750     Pool FM5397......................................................     3.00%       12/01/50         8,289,697
       278,075     Pool MA1146......................................................     4.00%       08/01/42           299,425
       484,799     Pool MA1373......................................................     3.50%       03/01/43           510,640


                        See Notes to Financial Statements                Page 15


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      498,550     Pool MA2077......................................................     3.50%       11/01/34    $      520,116
       132,032     Pool MA2145......................................................     4.00%       01/01/45           141,632
       541,367     Pool MA2670......................................................     3.00%       07/01/46           553,562
       514,158     Pool MA2806......................................................     3.00%       11/01/46           524,842
        14,956     Pool MA2896......................................................     3.50%       02/01/47            15,601
       490,743     Pool MA3057......................................................     3.50%       07/01/47           506,372
       226,154     Pool MA3088......................................................     4.00%       08/01/47           238,208
       502,976     Pool MA3210......................................................     3.50%       12/01/47           522,657
     5,677,368     Pool MA3238......................................................     3.50%       01/01/48         5,878,569
       508,927     Pool MA3239......................................................     4.00%       01/01/48           537,584
       237,819     Pool MA3276......................................................     3.50%       02/01/48           247,041
       684,357     Pool MA3332......................................................     3.50%       04/01/48           709,292
       186,801     Pool MA3336......................................................     3.50%       04/01/38           194,524
       133,392     Pool MA3410......................................................     3.50%       07/01/33           138,511
       193,306     Pool MA3537......................................................     4.50%       12/01/48           204,701
       705,267     Pool MA3846......................................................     3.00%       11/01/49           713,452
    10,362,264     Pool MA4093......................................................     2.00%       08/01/40        10,095,047
     7,150,873     Pool MA4128......................................................     2.00%       09/01/40         6,966,373
     7,887,581     Pool MA4152......................................................     2.00%       10/01/40         7,683,835
     4,256,166     Pool MA4176......................................................     2.00%       11/01/40         4,146,182
    14,949,372     Pool MA4364......................................................     2.00%       06/01/41        14,562,099
    12,975,000     Pool TBA (b).....................................................     1.50%       03/15/37        12,631,872
    64,750,000     Pool TBA (b).....................................................     2.00%       03/15/37        64,284,610
    26,700,000     Pool TBA (b).....................................................     1.50%       04/15/37        25,952,273
    76,110,000     Pool TBA (b).....................................................     2.00%       03/15/52        72,965,029
   165,775,000     Pool TBA (b).....................................................     2.50%       03/15/52       163,561,466
    62,525,000     Pool TBA (b).....................................................     3.00%       03/15/52        63,116,365
   327,300,000     Pool TBA (b).....................................................     2.00%       04/15/52       313,154,045
   263,225,000     Pool TBA (b).....................................................     2.50%       04/15/52       259,128,193
    20,775,000     Pool TBA (b).....................................................     3.00%       04/15/52        20,926,046
                Government National Mortgage Association
       212,487     Pool MA1157......................................................     3.50%       07/20/43           225,906
       641,089     Pool MA2825......................................................     3.00%       05/20/45           661,428
       220,100     Pool MA3521......................................................     3.50%       03/20/46           231,061
     9,260,740     Pool MA3662......................................................     3.00%       05/20/46         9,507,510
       845,843     Pool MA3663......................................................     3.50%       05/20/46           884,569
       565,089     Pool MA3735......................................................     3.00%       06/20/46           580,234
    11,661,719     Pool MA3937......................................................     3.50%       09/20/46        12,195,883
       161,517     Pool MA4069......................................................     3.50%       11/20/46           168,717
        91,376     Pool MA4195......................................................     3.00%       01/20/47            93,823
       110,082     Pool MA4196......................................................     3.50%       01/20/47           115,071
       544,962     Pool MA4261......................................................     3.00%       02/20/47           559,535
       142,133     Pool MA4262......................................................     3.50%       02/20/47           148,399
     3,716,115     Pool MA4322......................................................     4.00%       03/20/47         3,920,185
     3,817,211     Pool MA4382......................................................     3.50%       04/20/47         3,982,350
        46,955     Pool MA4453......................................................     4.50%       05/20/47            50,216
        48,272     Pool MA4586......................................................     3.50%       07/20/47            50,309
       330,546     Pool MA4588......................................................     4.50%       07/20/47           351,923
       826,647     Pool MA4651......................................................     3.00%       08/20/47           846,577


Page 16                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$    1,227,529     Pool MA4652......................................................     3.50%       08/20/47    $    1,280,729
       427,379     Pool MA4719......................................................     3.50%       09/20/47           447,268
        55,329     Pool MA4722......................................................     5.00%       09/20/47            59,609
        41,466     Pool MA4777......................................................     3.00%       10/20/47            42,584
     1,065,776     Pool MA4778......................................................     3.50%       10/20/47         1,109,300
       993,974     Pool MA4836......................................................     3.00%       11/20/47         1,020,613
     1,048,462     Pool MA4837......................................................     3.50%       11/20/47         1,095,388
       363,047     Pool MA4838......................................................     4.00%       11/20/47           383,175
        59,537     Pool MA4901......................................................     4.00%       12/20/47            62,836
       265,264     Pool MA4961......................................................     3.00%       01/20/48           271,942
       369,313     Pool MA4962......................................................     3.50%       01/20/48           382,953
       542,012     Pool MA4963......................................................     4.00%       01/20/48           570,962
       276,866     Pool MA5078......................................................     4.00%       03/20/48           291,658
       736,110     Pool MA5136......................................................     3.50%       04/20/48           767,206
       591,602     Pool MA5399......................................................     4.50%       08/20/48           620,884
       226,476     Pool MA5466......................................................     4.00%       09/20/48           237,882
        62,312     Pool MA5467......................................................     4.50%       09/20/48            65,896
       175,044     Pool MA5597......................................................     5.00%       11/20/48           185,996
       211,812     Pool MA5976......................................................     3.50%       06/20/49           215,885
        50,514     Pool MA6030......................................................     3.50%       07/20/49            51,448
       246,066     Pool MA6080......................................................     3.00%       08/20/49           249,478
    44,050,000     Pool TBA (b).....................................................     2.00%       03/15/52        43,083,262
    64,950,000     Pool TBA (b).....................................................     2.50%       03/15/52        64,907,306
                                                                                                                 --------------
                                                                                                                  1,450,852,314
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................   1,459,308,203
                (Cost $1,465,709,871)                                                                            --------------

CORPORATE BONDS AND NOTES -- 20.8%

                AEROSPACE/DEFENSE -- 0.3%
     3,208,000  BAE Systems Holdings, Inc. (c)......................................     3.85%       12/15/25         3,361,798
     8,500,000  Boeing (The) Co.....................................................     1.43%       02/04/24         8,370,989
     1,610,000  Boeing (The) Co.....................................................     4.88%       05/01/25         1,713,604
                                                                                                                 --------------
                                                                                                                     13,446,391
                                                                                                                 --------------

                AGRICULTURE -- 0.4%
     6,965,000  BAT Capital Corp....................................................     3.56%       08/15/27         7,037,012
     4,530,000  BAT Capital Corp....................................................     4.39%       08/15/37         4,346,889
     1,855,000  BAT Capital Corp....................................................     4.54%       08/15/47         1,700,005
     4,250,000  Reynolds American, Inc..............................................     5.70%       08/15/35         4,649,077
     3,735,000  Reynolds American, Inc..............................................     5.85%       08/15/45         4,040,506
                                                                                                                 --------------
                                                                                                                     21,773,489
                                                                                                                 --------------

                AIRLINES -- 0.4%
       938,049  American Airlines Pass-Through Trust, Series 2014-1, Class A........     3.70%       10/01/26           932,288
       110,922  American Airlines Pass-Through Trust, Series 2015-2, Class AA.......     3.60%       09/22/27           112,634
     3,690,625  American Airlines Pass-Through Trust, Series 2016-1, Class AA.......     3.58%       01/15/28         3,721,586
       225,308  Continental Airlines Pass-Through Trust, Series 2007-1, Class A.....     5.98%       04/19/22           226,466
     4,551,545  Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA.........     2.00%       06/10/28         4,358,804
     8,411,067  JetBlue Pass-Through Trust, Series 2020-1, Class A..................     4.00%       11/15/32         8,902,504


                        See Notes to Financial Statements                Page 17


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                AIRLINES (CONTINUED)
$      400,814  US Airways Pass-Through Trust, Series 2012-1, Class A...............     5.90%       10/01/24    $      423,122
                                                                                                                 --------------
                                                                                                                     18,677,404
                                                                                                                 --------------

                AUTO MANUFACTURERS -- 0.2%
       390,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.27% (d)..................     1.49%       03/28/22           390,162
       150,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.08% (d)..................     1.38%       08/03/22           150,131
     4,000,000  Ford Motor Credit Co. LLC...........................................     2.98%       08/03/22         4,004,820
       655,000  Ford Motor Credit Co. LLC...........................................     4.25%       09/20/22           661,874
       760,000  General Motors Financial Co., Inc...................................     3.45%       04/10/22           761,527
     2,095,000  General Motors Financial Co., Inc...................................     3.15%       06/30/22         2,106,532
                                                                                                                 --------------
                                                                                                                      8,075,046
                                                                                                                 --------------

                BANKS -- 5.8%
     4,565,000  Bank of America Corp. (e)...........................................     3.00%       12/20/23         4,610,989
    13,965,000  Bank of America Corp. (e)...........................................     3.37%       01/23/26        14,245,561
       325,000  Bank of America Corp. (e)...........................................     1.73%       07/22/27           310,675
     1,540,000  Bank of America Corp. (e)...........................................     2.69%       04/22/32         1,482,121
     7,595,000  Bank of America Corp. (e)...........................................     2.97%       02/04/33         7,450,905
    19,465,000  Bank of America Corp., Series N (e).................................     1.66%       03/11/27        18,668,099
     1,500,000  Bank of America Corp., Medium-Term Note (e).........................     1.32%       06/19/26         1,435,112
     2,345,000  Bank of America Corp., Medium-Term Note (e).........................     3.97%       03/05/29         2,456,302
    11,320,000  Bank of America Corp., Medium-Term Note (e).........................     2.09%       06/14/29        10,725,483
       210,000  Bank of America Corp., Medium-Term Note (e).........................     4.27%       07/23/29           224,177
     2,839,000  Bank of America Corp., Medium-Term Note (e).........................     3.97%       02/07/30         2,976,370
     2,180,000  Citigroup, Inc. (e).................................................     3.35%       04/24/25         2,225,764
     2,425,000  Citigroup, Inc. (e).................................................     3.07%       02/24/28         2,448,859
     2,375,000  Citigroup, Inc. (e).................................................     3.52%       10/27/28         2,445,229
     2,000,000  Citigroup, Inc. (e).................................................     2.67%       01/29/31         1,929,858
     1,670,000  Citigroup, Inc. (e).................................................     4.41%       03/31/31         1,810,487
     1,600,000  Citigroup, Inc. (e).................................................     2.57%       06/03/31         1,529,150
    13,825,000  Citigroup, Inc. (e).................................................     3.06%       01/25/33        13,663,173
     2,720,000  Fifth Third Bancorp.................................................     2.55%       05/05/27         2,722,316
     5,140,000  Goldman Sachs Group (The), Inc......................................     3.20%       02/23/23         5,205,205
       750,000  Goldman Sachs Group (The), Inc. (e).................................     2.91%       07/24/23           754,134
    10,000,000  Goldman Sachs Group (The), Inc......................................     1.22%       12/06/23         9,893,173
     2,995,000  Goldman Sachs Group (The), Inc. (e).................................     0.93%       10/21/24         2,933,305
     1,950,000  Goldman Sachs Group (The), Inc. (e).................................     3.27%       09/29/25         1,985,963
       734,000  Goldman Sachs Group (The), Inc......................................     3.50%       11/16/26           752,795
       955,000  Goldman Sachs Group (The), Inc. (e).................................     1.09%       12/09/26           899,624
    13,860,000  Goldman Sachs Group (The), Inc. (e).................................     1.43%       03/09/27        13,110,038
     9,105,000  Goldman Sachs Group (The), Inc. (e).................................     1.54%       09/10/27         8,583,598
     5,375,000  Goldman Sachs Group (The), Inc. (e).................................     2.38%       07/21/32         4,985,193
     9,165,000  Goldman Sachs Group (The), Inc. (e).................................     3.10%       02/24/33         9,021,364
    13,465,000  JPMorgan Chase & Co. (e)............................................     0.97%       06/23/25        13,056,709
       500,000  JPMorgan Chase & Co.................................................     3.90%       07/15/25           523,770
     5,610,000  JPMorgan Chase & Co. (e)............................................     0.77%       08/09/25         5,398,100
     8,015,000  JPMorgan Chase & Co. (e)............................................     1.56%       12/10/25         7,825,127
     1,895,000  JPMorgan Chase & Co. (e)............................................     2.01%       03/13/26         1,865,744
     4,875,000  JPMorgan Chase & Co. (e)............................................     2.08%       04/22/26         4,813,517
     7,940,000  JPMorgan Chase & Co. (e)............................................     1.58%       04/22/27         7,603,692
     3,150,000  JPMorgan Chase & Co. (e)............................................     2.95%       02/24/28         3,172,143


Page 18                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                BANKS (CONTINUED)
$    2,295,000  JPMorgan Chase & Co. (e)............................................     2.58%       04/22/32    $    2,190,832
     2,565,000  JPMorgan Chase & Co. (e)............................................     2.55%       11/08/32         2,451,721
     5,230,000  JPMorgan Chase & Co. (e)............................................     2.96%       01/25/33         5,175,866
       495,000  Morgan Stanley (e)..................................................     0.99%       12/10/26           464,253
     7,635,000  Morgan Stanley (e)..................................................     1.59%       05/04/27         7,271,250
     6,050,000  Morgan Stanley (e)..................................................     2.94%       01/21/33         5,934,113
     2,125,000  Morgan Stanley, Global Medium-Term Note (e).........................     2.24%       07/21/32         1,957,394
    15,355,000  Morgan Stanley, Medium-Term Note (e)................................     1.16%       10/21/25        14,833,003
     2,695,000  Morgan Stanley, Medium-Term Note (e)................................     1.93%       04/28/32         2,427,875
     1,035,000  Morgan Stanley, Medium-Term Note (e)................................     2.51%       10/20/32           977,012
       400,000  PNC Bank N.A........................................................     3.80%       07/25/23           409,900
     5,385,000  Wells Fargo & Co. (e)...............................................     2.19%       04/30/26         5,319,603
     5,175,000  Wells Fargo & Co., Medium-Term Note (e).............................     2.41%       10/30/25         5,161,360
     8,605,000  Wells Fargo & Co., Medium-Term Note (e).............................     2.16%       02/11/26         8,504,871
     1,600,000  Wells Fargo & Co., Medium-Term Note (e).............................     3.58%       05/22/28         1,655,189
     6,749,000  Wells Fargo & Co., Medium-Term Note (e).............................     2.39%       06/02/28         6,608,907
     5,790,000  Wells Fargo & Co., Medium-Term Note (e).............................     2.88%       10/30/30         5,693,590
    16,370,000  Wells Fargo & Co., Medium-Term Note (f).............................     3.35%       03/02/33        16,588,092
                                                                                                                 --------------
                                                                                                                    289,368,655
                                                                                                                 --------------

                BEVERAGES -- 0.1%
     2,700,000  Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.......     4.90%       02/01/46         3,064,288
     1,200,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.60%       04/15/48         1,315,306
       200,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.44%       10/06/48           212,987
                                                                                                                 --------------
                                                                                                                      4,592,581
                                                                                                                 --------------

                BIOTECHNOLOGY -- 0.2%
     1,425,000  Amgen, Inc..........................................................     3.35%       02/22/32         1,453,223
     1,412,000  Amgen, Inc..........................................................     4.40%       05/01/45         1,496,988
     2,425,000  Amgen, Inc..........................................................     4.40%       02/22/62         2,553,186
       175,000  Gilead Sciences, Inc................................................     3.65%       03/01/26           182,725
     5,510,000  Regeneron Pharmaceuticals, Inc......................................     1.75%       09/15/30         4,925,256
                                                                                                                 --------------
                                                                                                                     10,611,378
                                                                                                                 --------------

                CHEMICALS -- 0.2%
     4,758,000  International Flavors & Fragrances, Inc. (c)........................     2.30%       11/01/30         4,424,998
     3,114,000  International Flavors & Fragrances, Inc.............................     5.00%       09/26/48         3,559,319
                                                                                                                 --------------
                                                                                                                      7,984,317
                                                                                                                 --------------

                COMMERCIAL SERVICES -- 0.1%
     2,500,000  RELX Capital, Inc...................................................     3.00%       05/22/30         2,503,710
                                                                                                                 --------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.4%
     1,890,000  Air Lease Corp......................................................     3.25%       03/01/25         1,903,764
       940,000  Air Lease Corp., Medium-Term Note...................................     0.70%       02/15/24           911,891
       360,000  Air Lease Corp., Medium-Term Note...................................     2.30%       02/01/25           357,274
     7,930,000  Capital One Financial Corp. (e).....................................     1.34%       12/06/24         7,818,966
     6,755,000  Discover Financial Services.........................................     3.95%       11/06/24         7,019,908
       450,000  Raymond James Financial, Inc........................................     4.95%       07/15/46           517,560
                                                                                                                 --------------
                                                                                                                     18,529,363
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 19


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                ELECTRIC -- 1.2%
$    2,000,000  Aep Transmission Co. LLC............................................     3.75%       12/01/47    $    2,021,022
     4,128,000  Alliant Energy Finance LLC (c)......................................     3.75%       06/15/23         4,221,694
     2,655,000  Alliant Energy Finance LLC (c)......................................     1.40%       03/15/26         2,477,366
       200,000  Ameren Illinois Co..................................................     3.70%       12/01/47           206,008
     3,000,000  Appalachian Power Co., Series Z.....................................     3.70%       05/01/50         2,901,751
       750,000  Cleco Power LLC.....................................................     6.00%       12/01/40           940,757
       500,000  Consolidated Edison Co. of New York, Inc............................     4.50%       05/15/58           541,508
     1,695,000  Dominion Energy, Inc., Series A.....................................     3.30%       03/15/25         1,731,131
       155,000  Duke Energy Carolinas LLC...........................................     3.70%       12/01/47           155,768
     7,030,000  Duke Energy Corp....................................................     2.55%       06/15/31         6,587,021
       750,000  Entergy Texas, Inc..................................................     3.45%       12/01/27           767,688
    11,418,000  FirstEnergy Transmission LLC (c)....................................     2.87%       09/15/28        11,026,773
     1,250,000  Interstate Power and Light Co.......................................     3.25%       12/01/24         1,279,022
     4,855,000  Interstate Power and Light Co.......................................     2.30%       06/01/30         4,665,985
     3,000,000  ITC Holdings Corp. (c)..............................................     2.95%       05/14/30         2,957,325
     1,750,000  Jersey Central Power & Light Co. (c)................................     4.30%       01/15/26         1,843,042
       830,000  Metropolitan Edison Co. (c).........................................     4.00%       04/15/25           852,701
     2,253,000  Metropolitan Edison Co. (c).........................................     4.30%       01/15/29         2,428,215
    10,000,000  Niagara Mohawk Power Corp. (c)......................................     3.03%       06/27/50         8,493,554
       825,000  Public Service Co. of New Mexico....................................     3.85%       08/01/25           846,106
       700,000  Trans-Allegheny Interstate Line Co. (c).............................     3.85%       06/01/25           724,554
     1,505,000  Xcel Energy, Inc....................................................     4.80%       09/15/41         1,661,618
                                                                                                                 --------------
                                                                                                                     59,330,609
                                                                                                                 --------------

                FOOD -- 0.3%
       721,000  Kraft Heinz Foods Co................................................     5.00%       07/15/35           813,829
     6,885,000  Kraft Heinz Foods Co................................................     5.20%       07/15/45         7,802,977
     2,755,000  Kraft Heinz Foods Co................................................     4.88%       10/01/49         3,054,606
       380,000  Post Holdings, Inc. (c).............................................     4.63%       04/15/30           358,585
     3,150,000  Post Holdings, Inc. (c).............................................     4.50%       09/15/31         2,921,184
                                                                                                                 --------------
                                                                                                                     14,951,181
                                                                                                                 --------------

                FOREST PRODUCTS & PAPER -- 0.0%
     2,200,000  Georgia-Pacific LLC (c).............................................     2.30%       04/30/30         2,122,042
                                                                                                                 --------------

                GAS -- 0.0%
       500,000  Piedmont Natural Gas Co., Inc.......................................     3.35%       06/01/50           460,955
       400,000  Southern Co. Gas Capital Corp.......................................     5.88%       03/15/41           500,190
       200,000  Spire, Inc..........................................................     3.54%       02/27/24           202,203
                                                                                                                 --------------
                                                                                                                      1,163,348
                                                                                                                 --------------

                HEALTHCARE-PRODUCTS -- 0.3%
       525,000  Alcon Finance Corp. (c).............................................     2.75%       09/23/26           528,268
     1,500,000  Alcon Finance Corp. (c).............................................     2.60%       05/27/30         1,432,618
     3,015,000  DENTSPLY SIRONA, Inc................................................     3.25%       06/01/30         3,055,088
     3,680,000  Mozart Debt Merger Sub, Inc. (c)....................................     3.88%       04/01/29         3,478,391
     6,000,000  PerkinElmer, Inc....................................................     2.55%       03/15/31         5,727,536
                                                                                                                 --------------
                                                                                                                     14,221,901
                                                                                                                 --------------

                HEALTHCARE-SERVICES -- 1.5%
       120,000  Anthem, Inc.........................................................     3.65%       12/01/27           126,061
     2,300,000  Anthem, Inc.........................................................     2.88%       09/15/29         2,303,622
     2,105,000  Bon Secours Mercy Health, Inc., Series 20-2.........................     2.10%       06/01/31         1,966,014


Page 20                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                HEALTHCARE-SERVICES (CONTINUED)
$   11,208,000  Centene Corp........................................................     2.45%       07/15/28    $   10,574,972
     4,135,000  CommonSpirit Health.................................................     2.76%       10/01/24         4,176,710
     1,985,000  CommonSpirit Health.................................................     3.35%       10/01/29         2,006,034
     1,475,000  CommonSpirit Health.................................................     2.78%       10/01/30         1,440,445
       950,000  HCA, Inc............................................................     5.25%       04/15/25         1,021,165
     1,400,000  HCA, Inc............................................................     7.69%       06/15/25         1,573,229
    11,164,000  HCA, Inc............................................................     5.25%       06/15/26        12,104,135
     3,250,000  HCA, Inc............................................................     4.50%       02/15/27         3,449,396
     2,625,000  HCA, Inc............................................................     7.05%       12/01/27         3,030,129
     8,233,000  HCA, Inc............................................................     4.13%       06/15/29         8,636,673
       500,000  Humana, Inc.........................................................     3.15%       12/01/22           504,796
       360,000  Humana, Inc.........................................................     2.90%       12/15/22           363,639
     5,410,000  Humana, Inc.........................................................     2.15%       02/03/32         4,974,845
     2,500,000  ModivCare Escrow Issuer, Inc. (c)...................................     5.00%       10/01/29         2,357,000
     5,000,000  Molina Healthcare, Inc. (c).........................................     4.38%       06/15/28         4,987,325
     2,500,000  Molina Healthcare, Inc. (c).........................................     3.88%       05/15/32         2,429,262
       200,000  New York and Presbyterian (The) Hospital............................     3.56%       08/01/36           215,053
     4,075,000  UnitedHealth Group, Inc.............................................     3.05%       05/15/41         3,908,840
       160,000  UnitedHealth Group, Inc.............................................     4.45%       12/15/48           183,724
       905,000  UnitedHealth Group, Inc.............................................     3.25%       05/15/51           878,349
     2,630,000  Universal Health Services, Inc. (c).................................     1.65%       09/01/26         2,500,834
                                                                                                                 --------------
                                                                                                                     75,712,252
                                                                                                                 --------------

                INSURANCE -- 0.9%
     5,090,000  Athene Global Funding, SOFR + 0.70% (c) (d).........................     0.75%       05/24/24         5,096,852
     5,585,000  Athene Global Funding (c)...........................................     1.99%       08/19/28         5,168,550
     2,605,000  Athene Global Funding (c)...........................................     2.72%       01/07/29         2,515,500
     1,650,000  Farmers Exchange Capital (c)........................................     7.05%       07/15/28         1,973,986
     2,200,000  Farmers Exchange Capital II (c) (e).................................     6.15%       11/01/53         2,683,258
     1,770,000  Farmers Exchange Capital III (c) (e)................................     5.45%       10/15/54         2,068,551
       600,000  Farmers Insurance Exchange (c)......................................     8.63%       05/01/24           675,901
     3,495,000  Farmers Insurance Exchange (c) (e)..................................     4.75%       11/01/57         3,842,035
     7,000,000  National General Holdings Corp. (c).................................     6.75%       05/15/24         7,703,018
     1,525,000  Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (c) (d)........     2.49%       12/15/24         1,525,719
     4,630,000  New York Life Insurance Co. (c).....................................     3.75%       05/15/50         4,755,517
     1,790,000  Teachers Insurance & Annuity Association of America (c).............     4.90%       09/15/44         2,087,612
     3,910,000  Teachers Insurance & Annuity Association of America (c).............     4.27%       05/15/47         4,227,644
     1,980,000  Teachers Insurance & Annuity Association of America (c) (e).........     4.38%       09/15/54         2,018,859
                                                                                                                 --------------
                                                                                                                     46,343,002
                                                                                                                 --------------

                INTERNET -- 0.1%
     4,825,000  Amazon.com, Inc.....................................................     2.88%       05/12/41         4,624,855
                                                                                                                 --------------

                LODGING -- 0.1%
     4,385,000  Hyatt Hotels Corp...................................................     1.80%       10/01/24         4,296,737
                                                                                                                 --------------

                MEDIA -- 1.0%
     5,000,000  CCO Holdings LLC / CCO Holdings Capital Corp........................     4.50%       05/01/32         4,748,925
     2,475,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     4.91%       07/23/25         2,627,589
     1,410,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     2.30%       02/01/32         1,250,713


                        See Notes to Financial Statements                Page 21


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                MEDIA (CONTINUED)
$    1,471,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.38%       04/01/38    $    1,560,355
     6,920,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.38%       05/01/47         7,321,103
       100,000  Comcast Corp........................................................     3.97%       11/01/47           104,105
     2,625,000  Cox Communications, Inc. (c)........................................     2.60%       06/15/31         2,473,299
     4,670,000  Cox Enterprises, Inc. (c)...........................................     7.38%       07/15/27         5,674,895
     2,810,000  CSC Holdings LLC (c)................................................     4.13%       12/01/30         2,527,244
     5,580,000  CSC Holdings LLC (c)................................................     4.50%       11/15/31         5,085,612
     8,275,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (c)...........     5.38%       08/15/26         3,406,983
     4,000,000  Paramount Global....................................................     4.20%       05/19/32         4,178,014
     4,640,000  Time Warner Cable LLC...............................................     5.50%       09/01/41         4,944,321
     1,380,000  Walt Disney (The) Co................................................     3.60%       01/13/51         1,396,957
                                                                                                                 --------------
                                                                                                                     47,300,115
                                                                                                                 --------------

                MISCELLANEOUS MANUFACTURING -- 0.1%
       943,000  General Electric Co., Medium-Term Note, 3 Mo. LIBOR +
                   0.38% (d)........................................................     0.70%       05/05/26           928,855
     2,304,000  General Electric Co., Medium-Term Note..............................     6.75%       03/15/32         2,976,194
                                                                                                                 --------------
                                                                                                                      3,905,049
                                                                                                                 --------------

                OIL & GAS -- 0.1%
       635,000  Exxon Mobil Corp....................................................     4.23%       03/19/40           698,962
     1,330,000  Exxon Mobil Corp....................................................     4.33%       03/19/50         1,503,128
       400,000  Hess Corp...........................................................     5.60%       02/15/41           458,690
     2,879,000  Occidental Petroleum Corp...........................................      (g)        10/10/36         1,551,162
                                                                                                                 --------------
                                                                                                                      4,211,942
                                                                                                                 --------------

                PACKAGING & CONTAINERS -- 0.3%
     3,000,000  Amcor Finance USA, Inc..............................................     3.63%       04/28/26         3,141,538
     1,995,000  Amcor Flexibles North America, Inc..................................     2.63%       06/19/30         1,933,030
     4,157,000  Berry Global, Inc...................................................     1.57%       01/15/26         3,965,104
     2,125,000  Berry Global, Inc. (c)..............................................     4.88%       07/15/26         2,156,800
     2,650,000  Berry Global, Inc...................................................     1.65%       01/15/27         2,475,152
     3,670,000  WRKCo, Inc..........................................................     3.00%       06/15/33         3,546,678
                                                                                                                 --------------
                                                                                                                     17,218,302
                                                                                                                 --------------

                PHARMACEUTICALS -- 1.4%
     4,997,000  AbbVie, Inc.........................................................     4.50%       05/14/35         5,554,025
     4,150,000  AbbVie, Inc.........................................................     4.40%       11/06/42         4,457,606
     1,870,000  AbbVie, Inc.........................................................     4.45%       05/14/46         2,014,276
     1,895,000  Bayer US Finance II LLC (c).........................................     3.88%       12/15/23         1,948,427
     1,045,000  Bayer US Finance II LLC (c).........................................     3.38%       07/15/24         1,066,408
       625,000  Bayer US Finance II LLC (c).........................................     2.85%       04/15/25           625,720
    11,880,000  Bayer US Finance II LLC (c).........................................     4.25%       12/15/25        12,494,195
     3,160,000  Bayer US Finance II LLC (c).........................................     4.38%       12/15/28         3,374,697
       815,000  Bayer US Finance II LLC (c).........................................     4.63%       06/25/38           876,780
     1,750,000  Bayer US Finance II LLC (c).........................................     4.40%       07/15/44         1,769,232
     2,540,000  Bayer US Finance II LLC (c).........................................     4.88%       06/25/48         2,781,072
     1,534,000  Becton Dickinson and Co.............................................     3.36%       06/06/24         1,573,729
     2,107,000  Becton Dickinson and Co.............................................     3.73%       12/15/24         2,181,941
     1,000,000  Becton Dickinson and Co.............................................     6.70%       08/01/28         1,202,923


Page 22                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$    5,000,000  Bristol-Myers Squibb Co. (f)........................................     3.55%       03/15/42    $    5,098,764
     2,000,000  Cigna Corp..........................................................     3.40%       03/01/27         2,077,372
        75,000  Cigna Corp..........................................................     3.05%       10/15/27            76,635
     1,030,000  Cigna Corp..........................................................     3.88%       10/15/47         1,008,843
     2,279,000  Cigna Corp..........................................................     3.40%       03/15/51         2,077,496
       150,000  CVS Health Corp.....................................................     3.88%       07/20/25           157,019
     4,225,000  CVS Health Corp.....................................................     1.75%       08/21/30         3,820,098
     1,850,000  CVS Health Corp.....................................................     5.13%       07/20/45         2,143,240
    10,430,000  CVS Health Corp.....................................................     5.05%       03/25/48        12,141,983
                                                                                                                 --------------
                                                                                                                     70,522,481
                                                                                                                 --------------

                PIPELINES -- 0.6%
       375,000  Energy Transfer L.P.................................................     4.20%       04/15/27           389,541
       198,000  Energy Transfer L.P.................................................     5.50%       06/01/27           218,631
     2,030,000  Energy Transfer L.P.................................................     4.95%       06/15/28         2,187,449
     3,200,000  Energy Transfer L.P.................................................     4.90%       03/15/35         3,339,751
       260,000  Energy Transfer L.P.................................................     5.15%       03/15/45           264,933
     2,600,000  Energy Transfer L.P.................................................     6.13%       12/15/45         2,918,012
     3,606,000  Energy Transfer L.P.................................................     5.40%       10/01/47         3,858,761
     3,601,000  Energy Transfer L.P.................................................     5.00%       05/15/50         3,744,722
     3,640,000  NGPL PipeCo LLC (c).................................................     4.88%       08/15/27         3,937,192
       150,000  Plains All American Pipeline L.P. / PAA Finance Corp................     2.85%       01/31/23           151,201
       425,000  Plains All American Pipeline L.P. / PAA Finance Corp................     3.55%       12/15/29           419,851
     1,350,000  Plains All American Pipeline L.P. / PAA Finance Corp................     3.80%       09/15/30         1,355,347
       716,000  Rockies Express Pipeline LLC (c)....................................     4.95%       07/15/29           693,926
     1,500,000  Rockies Express Pipeline LLC (c)....................................     4.80%       05/15/30         1,453,770
     1,360,000  Rockies Express Pipeline LLC (c)....................................     6.88%       04/15/40         1,389,322
       329,909  Ruby Pipeline LLC (h)...............................................     8.00%       04/01/22           285,650
     1,775,000  TransMontaigne Partners L.P. / TLP Finance Corp.....................     6.13%       02/15/26         1,731,051
                                                                                                                 --------------
                                                                                                                     28,339,110
                                                                                                                 --------------

                REAL ESTATE INVESTMENT TRUSTS -- 1.4%
       250,000  Alexandria Real Estate Equities, Inc................................     4.30%       01/15/26           267,527
       612,000  Alexandria Real Estate Equities, Inc................................     4.50%       07/30/29           677,320
     4,320,000  American Campus Communities Operating Partnership L.P...............     3.75%       04/15/23         4,387,850
     4,545,000  American Campus Communities Operating Partnership L.P...............     3.30%       07/15/26         4,696,003
       332,000  American Campus Communities Operating Partnership L.P...............     3.63%       11/15/27           344,718
       215,000  American Tower Corp.................................................     3.00%       06/15/23           218,346
       785,000  Boston Properties L.P...............................................     3.20%       01/15/25           803,378
     1,593,000  Boston Properties L.P...............................................     3.25%       01/30/31         1,589,872
       625,000  CC Holdings GS V LLC / Crown Castle GS III Corp.....................     3.85%       04/15/23           638,748
       750,000  CubeSmart L.P.......................................................     4.38%       02/15/29           816,704
     3,425,000  CyrusOne L.P. / CyrusOne Finance Corp...............................     2.90%       11/15/24         3,468,463
     1,090,000  CyrusOne L.P. / CyrusOne Finance Corp...............................     3.45%       11/15/29         1,147,983
     3,985,000  CyrusOne L.P. / CyrusOne Finance Corp...............................     2.15%       11/01/30         3,874,934
     1,150,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       11/01/23         1,200,281
     4,785,000  GLP Capital L.P. / GLP Financing II, Inc............................     3.35%       09/01/24         4,852,081
     7,701,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       04/15/26         8,249,850
     1,210,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.30%       01/15/29         1,317,451
     3,525,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.00%       01/15/30         3,530,950
       895,000  Healthcare Realty Trust, Inc........................................     3.63%       01/15/28           923,142


                        See Notes to Financial Statements                Page 23


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$    2,000,000  Healthcare Trust of America Holdings L.P............................     3.10%       02/15/30    $    1,983,404
     5,490,000  Healthcare Trust of America Holdings L.P............................     2.00%       03/15/31         4,980,824
     3,930,000  Hudson Pacific Properties L.P.......................................     3.95%       11/01/27         4,110,192
     1,000,000  Hudson Pacific Properties L.P.......................................     4.65%       04/01/29         1,088,225
       740,000  Invitation Homes Operating Partnership L.P..........................     2.30%       11/15/28           700,463
     1,000,000  Kilroy Realty L.P...................................................     3.45%       12/15/24         1,025,897
       860,000  Kilroy Realty L.P...................................................     2.50%       11/15/32           785,073
     1,300,000  Kimco Realty Corp...................................................     3.40%       11/01/22         1,315,770
       200,000  Life Storage L.P....................................................     3.88%       12/15/27           212,199
     1,135,000  Life Storage L.P....................................................     2.20%       10/15/30         1,059,801
     1,605,000  LXP Industrial Trust................................................     2.70%       09/15/30         1,532,320
     1,837,000  LXP Industrial Trust................................................     2.38%       10/01/31         1,696,083
       350,000  Piedmont Operating Partnership L.P..................................     3.40%       06/01/23           354,485
       670,000  Piedmont Operating Partnership L.P..................................     3.15%       08/15/30           657,317
       300,000  SL Green Operating Partnership L.P..................................     3.25%       10/15/22           302,930
       550,000  SL Green Realty Corp................................................     4.50%       12/01/22           558,049
     1,000,000  Ventas Realty L.P...................................................     2.65%       01/15/25         1,006,163
       220,000  Ventas Realty L.P...................................................     2.50%       09/01/31           207,825
     2,150,000  Ventas Realty L.P...................................................     4.88%       04/15/49         2,475,667
        75,000  Welltower, Inc......................................................     4.50%       01/15/24            78,192
     1,125,000  Welltower, Inc......................................................     4.00%       06/01/25         1,178,824
                                                                                                                 --------------
                                                                                                                     70,315,304
                                                                                                                 --------------

                RETAIL -- 0.3%
     7,335,000  7-Eleven, Inc. (c)..................................................     0.80%       02/10/24         7,167,563
     5,035,000  Michaels (The) Cos., Inc. (c).......................................     7.88%       05/01/29         4,415,015
     4,930,000  Starbucks Corp......................................................     3.00%       02/14/32         4,896,457
                                                                                                                 --------------
                                                                                                                     16,479,035
                                                                                                                 --------------

                SEMICONDUCTORS -- 0.2%
     2,505,000  Broadcom, Inc.......................................................     4.30%       11/15/32         2,641,486
     2,000,000  Broadcom, Inc. (c)..................................................     3.47%       04/15/34         1,931,742
     6,300,000  Intel Corp..........................................................     3.05%       08/12/51         5,718,582
                                                                                                                 --------------
                                                                                                                     10,291,810
                                                                                                                 --------------

                SOFTWARE -- 0.2%
       140,000  Change Healthcare Holdings LLC / Change Healthcare Finance,
                   Inc. (c).........................................................     5.75%       03/01/25           139,335
     1,400,000  Fiserv, Inc.........................................................     2.25%       06/01/27         1,370,130
       510,000  Fiserv, Inc.........................................................     2.65%       06/01/30           485,289
        10,000  Oracle Corp.........................................................     2.88%       03/25/31             9,555
     2,535,000  Oracle Corp.........................................................     3.60%       04/01/50         2,199,381
     8,397,000  Oracle Corp.........................................................     3.95%       03/25/51         7,696,679
                                                                                                                 --------------
                                                                                                                     11,900,369
                                                                                                                 --------------

                TELECOMMUNICATIONS -- 2.7%
     4,945,000  AT&T, Inc...........................................................     2.55%       12/01/33         4,588,999
     3,175,000  AT&T, Inc...........................................................     4.50%       05/15/35         3,480,799
     3,500,000  AT&T, Inc...........................................................     5.25%       03/01/37         4,110,700
     3,140,000  AT&T, Inc...........................................................     4.30%       12/15/42         3,249,856
     8,270,000  AT&T, Inc...........................................................     4.75%       05/15/46         9,168,100
     3,880,000  AT&T, Inc...........................................................     4.50%       03/09/48         4,154,214


Page 24                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                TELECOMMUNICATIONS (CONTINUED)
$   14,047,000  AT&T, Inc...........................................................     3.80%       12/01/57    $   13,202,846
     2,500,000  CommScope, Inc. (c).................................................     4.75%       09/01/29         2,335,312
     1,985,000  Level 3 Financing, Inc. (c).........................................     3.40%       03/01/27         1,939,921
     4,525,000  Level 3 Financing, Inc. (c).........................................     3.75%       07/15/29         4,000,281
     4,240,000  Level 3 Financing, Inc. (c).........................................     3.88%       11/15/29         4,056,790
     4,500,000  SES GLOBAL Americas Holdings G.P. (c)...............................     5.30%       03/25/44         4,708,192
     5,780,938  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (c).........................................     4.74%       03/20/25         5,958,640
    22,145,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (c).........................................     5.15%       03/20/28        23,849,345
     4,987,000  T-Mobile USA, Inc...................................................     2.25%       02/15/26         4,818,165
     5,090,000  T-Mobile USA, Inc. (c)..............................................     2.25%       02/15/26         4,917,678
     4,915,000  T-Mobile USA, Inc...................................................     3.75%       04/15/27         5,114,007
     6,980,000  T-Mobile USA, Inc...................................................     3.88%       04/15/30         7,221,729
     4,600,000  T-Mobile USA, Inc...................................................     2.55%       02/15/31         4,303,152
     2,845,000  T-Mobile USA, Inc...................................................     4.38%       04/15/40         2,941,309
       750,000  T-Mobile USA, Inc...................................................     4.50%       04/15/50           781,327
     2,585,000  Verizon Communications, Inc.........................................     2.55%       03/21/31         2,482,942
    13,975,000  Verizon Communications, Inc. (c)....................................     2.36%       03/15/32        13,055,584
                                                                                                                 --------------
                                                                                                                    134,439,888
                                                                                                                 --------------

                TRANSPORTATION -- 0.0%
     2,465,000  Union Pacific Corp..................................................     3.50%       02/14/53         2,470,869
                                                                                                                 --------------
                TOTAL CORPORATE BONDS AND NOTES................................................................   1,035,722,535
                (Cost $1,068,813,913)                                                                            --------------

MORTGAGE-BACKED SECURITIES -- 9.3%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.4%
                Ajax Mortgage Loan Trust
     3,076,396     Series 2019-F, Class A1, steps up to 3.86% on 11/25/26 (c) (j)...     2.86%       07/25/59         3,033,070
                Alternative Loan Trust
     5,618,371     Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (d)................     0.67%       06/25/35         5,202,026
     6,511,852     Series 2005-56, Class 1A1, 1 Mo. LIBOR + 1.46% (d)...............     1.65%       11/25/35         6,388,614
     6,558,321     Series 2005-67CB, Class A1.......................................     5.50%       01/25/36         5,955,530
     2,769,428     Series 2007-13, Class A1.........................................     6.00%       06/25/47         1,946,624
                American Home Mortgage Assets Trust
    12,761,316     Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (d).         0.80%       02/25/47         6,576,461
                American Home Mortgage Investment Trust
     1,785,422     Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (d)................     0.77%       11/25/45         1,745,596
                Banc of America Funding Trust
       598,780     Series 2014-R6, Class 2A13 (c) (k)...............................     0.37%       07/26/36           588,511
                Bear Stearns Mortgage Funding Trust
       106,432     Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (d)..............     0.40%       07/25/36           101,945
     2,594,200     Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (d)..............     0.37%       10/25/36         2,484,405
     3,566,540     Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (d)..............     0.38%       01/25/37         3,342,599
       191,363     Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (d).............     0.35%       06/25/47           182,381
                CIM Trust
     7,197,752     Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (c) (d)............     1.18%       09/25/58         7,123,942
     3,361,643     Series 2019-R1, Class A (c)......................................     3.25%       10/25/58         3,146,151
     4,023,701     Series 2019-R4, Class A1 (c).....................................     3.00%       10/25/59         3,959,015
     6,554,581     Series 2020-R3, Class A1A (c)....................................     4.00%       01/26/60         6,505,828


                        See Notes to Financial Statements                Page 25


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                CIM Trust (Continued)
$    8,793,174     Series 2020-R4, Class A1A (c) (l)................................     3.30%       06/25/60    $    8,542,317
    21,112,000     Series 2020-R7, Class A1B (c) (l)................................     2.25%       12/27/61        17,908,292
    19,352,272     Series 2021-R3, Class A1A (c)....................................     1.95%       06/25/57        19,027,214
     8,226,925     Series 2021-NR3, Class A1, steps up to 5.57% on
                      04/26/24 (c) (j)..............................................     2.57%       06/25/57         8,233,114
    22,163,935     Series 2021-NR4, Class A1, steps up to 5.82% on
                      10/25/24 (c) (j)..............................................     2.82%       10/25/61        21,639,347
                CitiMortgage Alternative Loan Trust
     2,359,211     Series 2006-A4, Class 1A8........................................     6.00%       09/25/36         2,279,689
                Credit Suisse Mortgage Trust
     9,341,746     Series 2007-2, Class 1A4.........................................     5.75%       03/25/37         7,074,611
    28,070,038     Series 2007-3, Class 1A1A........................................     5.84%       04/25/37         9,801,047
    16,061,083     Series 2021-RP11, Class PT (c)...................................     3.73%       10/25/61        16,973,365
                CSMCM Trust Certificates
       700,000     Series 2021-RP11, Class CERT (c).................................     3.78%       10/27/61           737,713
                GMACM Mortgage Loan Trust
     1,412,103     Series 2006-AR1, Class 1A1 (k)...................................     2.89%       04/19/36         1,228,147
     1,518,920     Series 2006-J1, Class A4.........................................     5.75%       04/25/36         1,494,545
                GreenPoint Mortgage Funding Trust
        79,619     Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (d)..............     0.77%       02/25/36            76,890
                GSR Mortgage Loan Trust
    22,529,809     Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.52% (d)..............     0.71%       08/25/46        12,134,418
                HarborView Mortgage Loan Trust
       386,579     Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.62% (d)..............     0.79%       11/19/35           335,972
     1,237,547     Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (d)................     1.19%       10/25/37         1,199,428
                HomeBanc Mortgage Trust
       755,338     Series 2004-2, Class A1, 1 Mo. LIBOR + 0.74% (d).................     0.93%       12/25/34           751,145
                Impac CMB Trust
       205,284     Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (d)................     0.71%       04/25/35           204,972
       651,976     Series 2005-4, Class 1A1A, 1 Mo. LIBOR + 0.54% (d)...............     0.73%       05/25/35           641,319
                IndyMac INDX Mortgage Loan Trust
     1,444,129     Series 2005-AR14, Class 2A1A, 1 Mo. LIBOR + 0.60% (d)............     0.79%       07/25/35         1,329,493
    19,012,230     Series 2005-AR29, Class A1 (k)...................................     3.01%       01/25/36        18,188,491
     3,501,356     Series 2006-AR6, Class 2A1A, 1 Mo. LIBOR + 0.40% (d).............     0.59%       06/25/46         3,239,842
     4,470,859     Series 2007-FLX4, Class 2A2, 1 Mo. LIBOR + 0.25% (d).............     0.44%       07/25/37         4,357,838
                JP Morgan Mortgage Trust
     1,595,556     Series 2006-A4, Class 1A1 (k)....................................     2.88%       06/25/36         1,362,706
                Lehman XS Trust
       263,564     Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.38% (d)..............     0.57%       11/25/46           252,752
     4,922,999     Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.47% (d)..............     0.66%       09/25/47         4,951,269
     2,674,822     Series 2007-16N, Class 2A1, 1 Mo. LIBOR + 0.40% (d)..............     0.59%       09/25/47         2,588,453
                Merrill Lynch Alternative Note Asset Trust
     3,546,883     Series 2007-OAR3, Class A1, 1 Mo. LIBOR + 0.19% (d)..............     0.38%       07/25/47         3,389,728
                Morgan Stanley Mortgage Loan Trust
       387,093     Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (d)..............     1.16%       07/25/34           392,036
        36,249     Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (d)................     0.45%       04/25/35            36,189
                MortgageIT Trust
        58,697     Series 2005-5, Class A1, 1 Mo. LIBOR + 0.52% (d).................     0.71%       12/25/35            59,083


Page 26                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Nomura Resecuritization Trust
$    1,277,916     Series 2015-5R, Class 1A1 (c)....................................     4.00%       08/26/37    $    1,296,119
                Opteum Mortgage Acceptance Corp.
     1,032,952     Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.76% (d)...............     0.95%       12/25/35         1,038,979
       329,308     Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.42% (d)...............     0.61%       04/25/36           317,940
                PRPM LLC
    12,414,740     Series 2021-7, Class A1, steps up to 4.87% on 8/25/24 (c) (j)....     1.87%       08/25/26        12,111,166
    22,490,804     Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (c) (j)..     2.49%       10/25/26        22,151,934
                RALI Trust
     7,331,469     Series 2007-QS7, Class 1A1.......................................     6.00%       05/25/37         7,114,992
     3,570,573     Series 2007-QS9, Class A33.......................................     6.50%       07/25/37         3,468,492
                RFMSI Trust
     7,751,886     Series 2007-S6, Class 1A4........................................     6.00%       06/25/37         7,495,261
                Structured Adjustable Rate Mortgage Loan Trust
        20,927     Series 2004-12, Class 3A1 (k)....................................     2.45%       09/25/34            21,362
    24,917,820     Series 2006-2, Class 4A1 (k).....................................     3.18%       03/25/36        18,686,603
                Structured Asset Mortgage Investments II Trust
     2,600,590     Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (d)..............     0.65%       02/25/36         2,509,617
     7,150,674     Series 2006-AR7, Class A1A, 1 Mo. LIBOR + 0.42% (d)..............     0.61%       08/25/36         6,961,572
     3,629,939     Series 2007-AR6, Class A1, 12 Mo. Treasury Average +
                      1.50% (d).....................................................     1.60%       08/25/47         3,553,988
                WaMu Mortgage Pass-Through Certificates Trust
        81,609     Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (d).............     0.87%       01/25/45            81,635
       160,211     Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.52% (d)............     0.71%       11/25/45           157,758
       212,511     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                      1.00% (d).....................................................     1.10%       02/25/46           214,210
       312,472     Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average +
                      0.94% (d).....................................................     1.02%       05/25/46           309,698
                                                                                                                 --------------
                                                                                                                    316,205,449
                                                                                                                 --------------

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.9%
                BX Commercial Mortgage Trust
    12,123,973     Series 2019-XL, Class A, 1 Mo. LIBOR + 0.92% (c) (d).............     1.11%       10/15/36        12,079,181
     4,867,191     Series 2020-FOX, Class F, 1 Mo. LIBOR + 4.25% (c) (d)............     4.44%       11/15/32         4,835,809
                Citigroup Commercial Mortgage Trust
    14,620,261     Series 2020-WSS, Class A, 1 Mo. LIBOR + 1.95% (c) (d)............     2.14%       02/15/39        14,641,542
                COMM Mortgage Trust
     8,249,616     Series 2012-CR4, Class A3........................................     2.85%       10/15/45         8,286,713
       200,339     Series 2012-CR5, Class A3........................................     2.54%       12/10/45           200,411
       315,000     Series 2012-CR5, Class A4........................................     2.77%       12/10/45           317,071
    13,200,000     Series 2013-SFS, Class A2 (c) (k)................................     2.99%       04/12/35        13,231,519
                DBGS Mortgage Trust
    10,348,000     Series 2021-W52, Class B, 1 Mo. LIBOR + 1.75% (c) (d)............     1.94%       10/15/36        10,402,509
                DBJPM Mortgage Trust
     1,025,000     Series 2016-SFC, Class A (c).....................................     2.83%       08/10/36         1,004,093
                DROP Mortgage Trust
    12,284,000     Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (c) (d)...........     1.89%       04/15/26        12,123,662
                GS Mortgage Securities Corp. Trust
    25,000,000     Series 2012-ALOH, Class A (c)....................................     3.55%       04/10/34        24,945,003
     9,581,658     Series 2019-70P, Class A, 1 Mo. LIBOR + 1.00% (c) (d)............     1.19%       10/15/36         9,476,614


                        See Notes to Financial Statements                Page 27


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Manhattan West
$    3,855,000     Series 2020-1MW, Class A (c).....................................     2.13%       09/10/39    $    3,709,782
                NYO Commercial Mortgage Trust
    10,675,000     Series 2021-1290, Class A, 1 Mo. LIBOR + 1.10% (c) (d)...........     1.29%       11/15/38        10,494,741
                SFAVE Commercial Mortgage Securities Trust
     9,265,000     Series 2015-5AVE, Class A2A (c) (k)..............................     3.66%       01/05/43         9,477,917
        50,000     Series 2015-5AVE, Class A2B (c) (k)..............................     4.14%       01/05/43            51,337
                SFO Commercial Mortgage Trust
    10,000,000     Series 2021-555, Class A, 1 Mo. LIBOR + 1.15% (c) (d)............     1.34%       05/15/38         9,926,100
                UBS-Barclays Commercial Mortgage Trust
       234,190     Series 2013-C6, Class A3.........................................     2.97%       04/10/46           235,168
                                                                                                                 --------------
                                                                                                                    145,439,172
                                                                                                                 --------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................     461,644,621
                (Cost $473,134,506)                                                                              --------------

ASSET-BACKED SECURITIES -- 8.4%

                ACE Securities Corp. Home Equity Loan Trust
    15,711,987     Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.30% (d)...............     0.49%       01/25/37        10,300,753
    13,646,508     Series 2007-WM2, Class A1, 1 Mo. LIBOR + 0.21% (d)...............     0.40%       02/25/37         7,609,883
                AGL CLO Ltd.
    13,000,000     Series 2021-12A, Class A1, 3 Mo. LIBOR + 1.16% (c) (d)...........     1.41%       07/20/34        13,005,032
                AMMC CLO
     2,018,831     Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (c) (d)...........     1.38%       10/16/28         2,019,846
                Argent Securities, Inc.
       157,369     Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.74% (d)................     0.92%       10/25/35           156,881
                Asset Backed Funding Certificates Trust
     9,056,376     Series 2006-HE1, Class A2B, 1 Mo. LIBOR + 0.11% (d)..............     0.30%       01/25/37         6,225,801
        29,293     Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.28% (d)..............     0.47%       09/25/36            29,191
                Bardot CLO Ltd.
    10,400,000     Series 2019-2A, Class BR, 3 Mo. LIBOR + 1.60% (c) (d)............     1.86%       10/22/32        10,400,615
                Barings CLO Ltd.
       305,521     Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (c) (d)............     1.05%       01/20/28           305,433
    12,500,000     Series 2019-2A, Class A2R, 3 Mo. LIBOR + 1.70% (c) (d)...........     1.94%       04/15/36        12,479,455
                Brazos Higher Education Authority, Inc.
       270,000     Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (d).................     1.23%       11/25/33           269,340
       300,000     Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (d).................     1.26%       10/27/36           300,181
                Carrington Mortgage Loan Trust
       858,927     Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.53% (d)..............     0.71%       02/25/36           855,087
                CIFC Funding Ltd.
    13,500,000     Series 2021-7A, Class A1, 3 Mo. LIBOR + 1.13% (c) (d)............     1.26%       01/23/35        13,455,045
                Citigroup Mortgage Loan Trust
       678,329     Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.44% (d)...............     0.62%       08/25/36           676,242
                Dryden Senior Loan Fund
       863,046     Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (c) (d)...........     1.14%       04/15/29           859,286
       572,000     Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (c) (d).........     1.71%       08/15/30           572,413
                ECMC Group Student Loan Trust
     1,585,181     Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (c) (d).............     1.24%       05/25/67         1,596,392
                EFS Volunteer No 3 LLC
       107,484     Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (c) (d).............     1.19%       04/25/33           107,542


Page 28                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Elmwood CLO VI Ltd.
$   13,400,000     Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (c) (d)............     1.90%       10/20/34    $   13,256,728
                First Franklin Mortgage Loan Trust
    17,697,239     Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.32% (d).............     0.51%       10/25/36        13,920,117
    13,040,163     Series 2007-FF2, Class A1, 1 Mo. LIBOR + 0.14% (d)...............     0.33%       03/25/37         8,833,985
                GE-WMC Mortgage Securities LLC
       569,615     Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (d).................     0.85%       10/25/35           563,963
                GoldenTree Loan Management US CLO Ltd.
     5,000,000     Series 2020-8A, Class AR, 3 Mo. LIBOR + 1.15% (c) (d)............     1.40%       10/20/34         5,003,662
                GSAA Home Equity Trust
       939,306     Series 2005-6, Class M1, 1 Mo. LIBOR + 0.65% (d).................     0.83%       06/25/35           945,882
                GSAMP Trust
    14,296,668     Series 2006-NC2, Class A2C, 1 Mo. LIBOR + 0.30% (d)..............     0.49%       06/25/36         9,874,752
    10,024,816     Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (d)...............     0.33%       01/25/37         7,312,642
                JP Morgan Mortgage Acquisition Trust
        49,660     Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.41% (d)..............     0.59%       05/25/36            49,914
     2,325,947     Series 2006-WF1, Class A6........................................     6.50%       07/25/36           926,345
    18,671,412     Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.30% (d)..............     0.49%       07/25/36        10,825,948
    19,755,074     Series 2006-WMC2, Class A5, 1 Mo. LIBOR + 0.50% (d)..............     0.69%       07/25/36        11,665,324
       324,718     Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (d)..............     0.47%       01/25/37           324,025
                Legacy Mortgage Asset Trust
     1,591,309     Series 2019-GS4, Class A1 (c) (j)................................     3.44%       05/25/59         1,595,186
                Lehman XS Trust
     3,348,417     Series 2006-9, Class A1C, 1 Mo. LIBOR + 0.52% (d)................     0.71%       05/25/46         3,206,320
                Long Beach Mortgage Loan Trust
       556,839     Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.44% (d).................     0.63%       02/25/36           551,544
                Magnetite VII Ltd.
     4,456,862     Series 2012-7A, Class A1R2, 3 Mo. LIBOR + 0.80% (c) (d)..........     1.04%       01/15/28         4,459,083
                Mastr Asset Backed Securities Trust
     7,293,270     Series 2006-WMC3, Class A2, 1 Mo. LIBOR + 0.05% (d)..............     0.24%       08/25/36         3,142,664
                Merrill Lynch First Franklin Mortgage Loan Trust
       304,850     Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (d)................     0.32%       06/25/37           287,288
                Mid-State Trust
       133,067     Series 2003-11, Class A1.........................................     4.86%       07/15/38           135,773
                Morgan Stanley ABS Capital I, Inc. Trust
    10,836,420     Series 2006-HE4, Class A3, 1 Mo. LIBOR + 0.30% (d)...............     0.49%       06/25/36         6,903,818
     5,788,454     Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (d)..............     0.29%       10/25/36         3,344,269
       510,827     Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.57% (d)...............     0.76%       12/25/35           510,254
     6,373,662     Series 2007-HE1, Class A2D, 1 Mo. LIBOR + 0.23% (d)..............     0.42%       11/25/36         4,660,568
    27,623,080     Series 2007-HE2, Class A2D, 1 Mo. LIBOR + 0.21% (d)..............     0.40%       01/25/37        16,431,175
     7,331,628     Series 2007-NC3, Class A2D, 1 Mo. LIBOR + 0.26% (d)..............     0.45%       05/25/37         6,398,348
                Navient Student Loan Trust
       234,676     Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (d).................     0.70%       06/25/31           228,499
       205,072     Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (d)..................     0.81%       03/25/83           204,115
       172,170     Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (d).................     0.79%       04/25/40           167,819
     1,750,000     Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (c) (d)............     1.69%       06/25/65         1,768,679
     3,732,886     Series 2016-5A, Class A, 1 Mo. LIBOR + 1.25% (c) (d).............     1.44%       06/25/65         3,759,376
       300,000     Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (c) (d)............     1.24%       07/26/66           300,135
     3,127,382     Series 2017-5A, Class A, 1 Mo. LIBOR + 0.80% (c) (d).............     0.99%       07/26/66         3,116,901
                New Century Home Equity Loan Trust
     1,237,002     Series 2005-4, Class M3, 1 Mo. LIBOR + 0.83% (d).................     1.01%       09/25/35         1,239,275


                        See Notes to Financial Statements                Page 29


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                OCP CLO Ltd.
$    6,200,000     Series 2020-19A, Class AR, 3 Mo. LIBOR + 1.15% (c) (d)...........     1.40%       10/20/34    $    6,195,535
     8,620,000     Series 2021-21A, Class B, 3 Mo. LIBOR + 1.70% (c) (d)............     1.95%       07/20/34         8,628,250
                Octagon Investment Partners 46 Ltd.
    14,000,000     Series 2020-2A, Class AR, 3 Mo. LIBOR + 1.16% (c) (d)............     1.40%       07/15/36        14,033,198
                OHA Credit Funding 4 Ltd.
    12,685,000     Series 2019-4A, Class BR, 3 Mo. LIBOR + 1.65% (c) (d)............     1.91%       10/22/36        12,681,064
                Palmer Square Loan Funding Ltd.
        56,208     Series 2019-1A, Class A1, 3 Mo. LIBOR + 1.05% (c) (d)............     1.30%       04/20/27            56,274
       713,602     Series 2019-4A, Class A1, 3 Mo. LIBOR + 0.90% (c) (d)............     1.16%       10/24/27           711,380
                Rad CLO 14 Ltd.
    10,000,000     Series 2021-14A, Class B, 3 Mo. LIBOR + 1.65% (c) (d)............     1.88%       01/15/35         9,924,010
                Residential Asset Securities Corp.
       125,441     Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.56% (d)..............     0.75%       04/25/36           124,304
       853,713     Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.50% (d)...............     0.68%       04/25/36           851,624
                Rockford Tower CLO Ltd.
    10,000,000     Series 2017-3A, Class A, 3 Mo. LIBOR + 1.19% (c) (d).............     1.44%       10/20/30         9,968,375
                Saxon Asset Securities Trust
       594,858     Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (d)................     0.43%       05/25/47           517,393
                Securitized Asset-Backed Receivables LLC Trust
        10,778     Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.59% (d)...............     0.77%       10/25/35            10,784
    24,289,515     Series 2006-WM4, Class A1, 1 Mo. LIBOR + 0.38% (c) (d)...........     0.57%       11/25/36        14,148,145
                Skyline Aircraft Finance LLC
    13,230,339     Series 2020-1, Class A (m) (n)...................................     3.23%       05/10/38        12,776,010
                SLC Student Loan Trust
     5,054,000     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (d).................     0.36%       03/15/55         4,872,618
       119,063     Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (d).................     0.36%       09/15/39           115,129
     1,503,818     Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (d)................     1.80%       12/15/32         1,521,756
                SLM Student Loan Trust
        26,527     Series 2003-10A, Class A3, 3 Mo. LIBOR + 0.47% (c) (d)...........     0.67%       12/15/27            26,523
       501,761     Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (d)................     0.86%       01/25/41           489,006
        80,000     Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (d)..................     1.01%       10/27/70            72,902
     4,618,942     Series 2008-2, Class A3, 3 Mo. LIBOR + 0.75% (d).................     1.01%       04/25/23         4,544,473
       130,000     Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (d)..................     1.46%       01/25/83           114,768
       700,000     Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (d)..................     1.46%       04/26/83           653,095
     4,654,776     Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (d).................     1.36%       07/25/23         4,638,480
       320,000     Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (d)..................     2.11%       07/26/83           318,495
     2,166,979     Series 2008-8, Class A4, 3 Mo. LIBOR + 1.50% (d).................     1.76%       04/25/23         2,173,012
     3,961,610     Series 2011-2, Class A2, 1 Mo. LIBOR + 1.20% (d).................     1.39%       10/25/34         3,978,182
       674,252     Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (d)..................     0.89%       01/25/29           660,013
       656,711     Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (d)..................     0.84%       12/27/38           654,662
       242,489     Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (d).................     0.94%       05/26/26           237,581
     3,545,828     Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (d).................     0.84%       05/26/26         3,470,435
       555,000     Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (d)..................     1.99%       09/25/43           552,601
       125,526     Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (d)..................     0.64%       06/25/43           124,029
                Soundview Home Loan Trust
     6,725,714     Series 2007-OPT4, Class 1A1, 1 Mo. LIBOR + 1.00% (d).............     1.19%       09/25/37         5,826,347
                Structured Asset Investment Loan Trust
       720,255     Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (d).................     0.99%       07/25/34           713,005
       108,791     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (d).................     0.92%       03/25/35           108,614
                Structured Asset Securities Corp. Mortgage Loan Trust
     1,325,706     Series 2005-NC2, Class M5, 1 Mo. LIBOR + 0.93% (d)...............     1.12%       05/25/35         1,323,623


Page 30                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                TAL Advantage VII LLC
$   10,215,000     Series 2020-1A, Class A (c)......................................     2.05%       09/20/45    $    9,915,426
                TIF Funding II LLC
     8,584,500     Series 2020-1A, Class A (c)......................................     2.09%       08/20/45         8,344,908
                Treman Park CLO Ltd.
       417,547     Series 2015-1A, Class ARR, 3 Mo. LIBOR + 1.07% (c) (d)...........     1.32%       10/20/28           417,542
                TRESTLES CLO V Ltd.
    13,000,000     Series 2021-5A, Class A1, 3 Mo. LIBOR + 1.17% (c) (d)............     1.33%       10/20/34        13,005,616
                Voya CLO Ltd.
    13,000,000     Series 2020-1A, Class AR, 3 Mo. LIBOR + 1.15% (c) (d)............     1.39%       07/16/34        13,016,777
                Wachovia Student Loan Trust
       804,727     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (c) (d).............     0.43%       04/25/40           785,246
                WaMu Asset-Backed Certificates WaMu Trust
     1,112,747     Series 2007-HE2, Class 2A1, 1 Mo. LIBOR + 0.11% (d)..............     0.30%       04/25/37           518,043
     3,861,420     Series 2007-HE2, Class 2A2, 1 Mo. LIBOR + 0.19% (d)..............     0.38%       04/25/37         1,814,727
     8,274,471     Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (d)..............     0.44%       04/25/37         3,915,717
                Wellman Park CLO Ltd.
    11,650,000     Series 2021-1A, Class B, 3 Mo. LIBOR + 1.60% (c) (d).............     1.84%       07/15/34        11,557,016
                                                                                                                 --------------
                TOTAL ASSET-BACKED SECURITIES..................................................................     418,245,507
                (Cost $424,243,127)                                                                              --------------

  PRINCIPAL
    VALUE
   (LOCAL                                                                               STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES -- 6.7%

                AGRICULTURE -- 0.2%
     1,780,000  Imperial Brands Finance PLC (USD) (c)...............................     3.50%       02/11/23         1,796,323
     2,325,000  Imperial Brands Finance PLC (USD) (c)...............................     3.13%       07/26/24         2,354,106
     5,085,000  Imperial Brands Finance PLC (USD) (c)...............................     4.25%       07/21/25         5,312,853
                                                                                                                 --------------
                                                                                                                      9,463,282
                                                                                                                 --------------

                AIRLINES -- 0.0%
       615,600  Air Canada Pass-Through Trust, Series 2017-1, Class AA
                   (USD) (c)........................................................     3.30%       01/15/30           612,463
                                                                                                                 --------------

                BANKS -- 2.9%
       510,000  Credit Suisse Group AG (USD) (c) (e)................................     2.59%       09/11/25           508,043
     4,095,000  Credit Suisse Group AG (USD) (c) (e)................................     2.19%       06/05/26         3,982,096
    13,020,000  Credit Suisse Group AG (USD) (c) (e)................................     1.31%       02/02/27        12,080,588
     3,365,000  Credit Suisse Group AG (USD) (c)....................................     4.28%       01/09/28         3,505,286
     4,760,000  Credit Suisse Group AG (USD) (c) (e)................................     3.09%       05/14/32         4,515,477
       980,000  DNB Bank ASA (USD) (c) (e)..........................................     1.13%       09/16/26           934,321
     7,000,000  DNB Bank ASA (USD) (c) (e)..........................................     1.61%       03/30/28         6,602,023
       400,000  Global Bank Corp. (USD) (e) (o).....................................     5.25%       04/16/29           385,550
     4,330,000  HSBC Holdings PLC (USD) (e).........................................     2.10%       06/04/26         4,226,594
     6,920,000  HSBC Holdings PLC (USD) (e).........................................     4.29%       09/12/26         7,228,254
     1,805,000  HSBC Holdings PLC (USD) (e).........................................     1.59%       05/24/27         1,704,062
     7,100,000  HSBC Holdings PLC (USD) (e).........................................     2.01%       09/22/28         6,674,348
     7,800,000  HSBC Holdings PLC (USD) (e).........................................     2.21%       08/17/29         7,292,845
     2,460,000  HSBC Holdings PLC (USD) (e).........................................     2.80%       05/24/32         2,326,447


                        See Notes to Financial Statements                Page 31


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL
    VALUE
   (LOCAL                                                                               STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                BANKS (CONTINUED)
     9,420,000  Lloyds Banking Group PLC (USD) (e)..................................     2.91%       11/07/23    $    9,491,593
     1,870,000  Lloyds Banking Group PLC (USD)......................................     3.90%       03/12/24         1,930,397
     4,280,000  Lloyds Banking Group PLC (USD) (e)..................................     3.87%       07/09/25         4,410,063
     5,000,000  Lloyds Banking Group PLC (USD) (e)..................................     1.63%       05/11/27         4,749,523
     1,285,000  Macquarie Group Ltd. (USD) (c) (e)..................................     3.19%       11/28/23         1,297,163
     7,600,000  Macquarie Group Ltd. (USD) (c) (e)..................................     1.34%       01/12/27         7,193,070
     5,775,000  Macquarie Group Ltd. (USD) (c) (e)..................................     2.87%       01/14/33         5,460,371
     9,800,000  NatWest Group PLC (USD) (e).........................................     4.27%       03/22/25        10,143,413
    10,775,000  Santander UK Group Holdings PLC (USD) (e)...........................     4.80%       11/15/24        11,227,579
    10,045,000  Santander UK Group Holdings PLC (USD) (e)...........................     1.09%       03/15/25         9,753,065
     1,585,000  Santander UK Group Holdings PLC (USD) (e)...........................     1.53%       08/21/26         1,513,370
     2,855,000  Santander UK Group Holdings PLC (USD) (e)...........................     1.67%       06/14/27         2,702,287
     1,735,000  Santander UK Group Holdings PLC (USD) (e)...........................     2.47%       01/11/28         1,680,888
     1,190,000  Santander UK Group Holdings PLC (USD) (e)...........................     3.82%       11/03/28         1,223,083
     7,900,000  UBS AG (USD), SOFR + 0.45% (c) (d)..................................     0.50%       08/09/24         7,892,895
                                                                                                                 --------------
                                                                                                                    142,634,694
                                                                                                                 --------------

                BEVERAGES -- 0.4%
     8,945,000  Bacardi Ltd. (USD) (c)..............................................     4.45%       05/15/25         9,421,466
       245,000  Bacardi Ltd. (USD) (c)..............................................     4.70%       05/15/28           266,859
       385,000  Bacardi Ltd. (USD) (c)..............................................     5.30%       05/15/48           456,783
     7,000,000  Becle SAB de CV (USD) (c)...........................................     2.50%       10/14/31         6,355,160
     1,800,000  Diageo Capital PLC (USD)............................................     2.13%       04/29/32         1,690,984
                                                                                                                 --------------
                                                                                                                     18,191,252
                                                                                                                 --------------

                COMMERCIAL SERVICES -- 0.4%
     2,800,000  DP World Crescent Ltd. (USD) (c)....................................     4.85%       09/26/28         3,054,553
     1,689,000  IHS Markit Ltd. (USD) (c)...........................................     5.00%       11/01/22         1,720,489
     2,500,000  IHS Markit Ltd. (USD)...............................................     3.63%       05/01/24         2,586,010
     3,510,000  IHS Markit Ltd. (USD) (c)...........................................     4.75%       02/15/25         3,733,277
     5,865,000  IHS Markit Ltd. (USD) (c)...........................................     4.00%       03/01/26         6,236,187
       250,000  IHS Markit Ltd. (USD)...............................................     4.75%       08/01/28           282,728
                                                                                                                 --------------
                                                                                                                     17,613,244
                                                                                                                 --------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.7%
     1,100,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     3.50%       05/26/22         1,104,685
     2,930,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     2.88%       08/14/24         2,935,582
     1,000,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     3.50%       01/15/25         1,015,941
     4,296,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     4.45%       10/01/25         4,467,954
    15,000,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     3.00%       10/29/28        14,507,112
     1,755,000  Avolon Holdings Funding Ltd. (USD) (c)..............................     2.88%       02/15/25         1,741,384
     5,256,000  Avolon Holdings Funding Ltd. (USD) (c)..............................     2.53%       11/18/27         4,930,353
       840,000  Fondo Mivivienda S.A. (USD) (o).....................................     3.50%       01/31/23           848,371
       850,000  Park Aerospace Holdings Ltd. (USD) (c)..............................     4.50%       03/15/23           868,075
       467,000  Park Aerospace Holdings Ltd. (USD) (c)..............................     5.50%       02/15/24           489,613
                                                                                                                 --------------
                                                                                                                     32,909,070
                                                                                                                 --------------

                ELECTRIC -- 0.0%
     1,200,000  Empresas Publicas de Medellin ESP (USD) (o).........................     4.38%       02/15/31         1,044,360
       250,000  Mong Duong Finance Holdings B.V. (USD) (o)..........................     5.13%       05/07/29           216,761
                                                                                                                 --------------
                                                                                                                      1,261,121
                                                                                                                 --------------


Page 32                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL
    VALUE
   (LOCAL                                                                               STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                ENVIRONMENTAL CONTROL -- 0.0%
     2,000,000  GFL Environmental, Inc. (USD) (c)...................................     4.75%       06/15/29    $    1,892,500
                                                                                                                 --------------

                FOOD -- 0.2%
       150,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (c)........................................................     5.50%       01/15/30           155,140
     1,505,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (c)........................................................     3.75%       12/01/31         1,390,725
     6,935,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                    (USD) (c).......................................................     3.00%       05/15/32         6,102,869
     3,000,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (c)........................................................     4.38%       02/02/52         2,698,920
                                                                                                                 --------------
                                                                                                                     10,347,654
                                                                                                                 --------------

                INTERNET -- 0.1%
     2,775,000  Tencent Holdings Ltd. (USD) (c).....................................     3.98%       04/11/29         2,888,864
     4,540,000  Tencent Holdings Ltd. (USD) (c).....................................     3.84%       04/22/51         4,138,532
                                                                                                                 --------------
                                                                                                                      7,027,396
                                                                                                                 --------------

                MEDIA -- 0.0%
       345,000  Virgin Media Secured Finance PLC (USD) (c)..........................     5.50%       05/15/29           345,229
                                                                                                                 --------------

                MINING -- 0.1%
     2,697,000  Corp. Nacional del Cobre de Chile (USD) (o).........................     3.15%       01/14/30         2,617,509
     2,860,000  Indonesia Asahan Aluminium Persero PT (USD) (c).....................     6.53%       11/15/28         3,233,116
       600,000  Indonesia Asahan Aluminium Persero PT (USD) (c).....................     5.45%       05/15/30           635,220
                                                                                                                 --------------
                                                                                                                      6,485,845
                                                                                                                 --------------

                MISCELLANEOUS MANUFACTURING -- 0.1%
     4,186,000  GE Capital International Funding Co. Unlimited Co. (USD)............     4.42%       11/15/35         4,710,442
                                                                                                                 --------------

                OIL & GAS -- 0.5%
       840,000  Ecopetrol SA (USD)..................................................     6.88%       04/29/30           880,152
     1,383,000  KazMunayGas National Co. JSC (USD) (o)..............................     5.38%       04/24/30         1,471,166
     1,200,000  KazMunayGas National Co. JSC (USD) (c)..............................     3.50%       04/14/33         1,094,312
       967,000  KazMunayGas National Co. JSC (USD) (o)..............................     3.50%       04/14/33           881,833
     2,504,000  Pertamina Persero PT (USD) (c)......................................     3.10%       08/27/30         2,406,841
       215,000  Petroleos Mexicanos (USD)...........................................     6.63%       06/15/35           195,059
     2,430,000  Petroleos Mexicanos (USD)...........................................     6.75%       09/21/47         2,018,601
     3,095,000  Petroleos Mexicanos (USD)...........................................     7.69%       01/23/50         2,785,191
     1,705,000  Petroleos Mexicanos (USD)...........................................     6.95%       01/28/60         1,417,887
     3,613,000  Petronas Capital Ltd. (USD) (c).....................................     3.50%       04/21/30         3,706,396
     1,650,000  Petronas Capital Ltd. (USD) (c).....................................     2.48%       01/28/32         1,546,776
       600,000  Qatar Energy (USD) (o)..............................................     2.25%       07/12/31           566,255
     1,800,000  Saudi Arabian Oil Co. (USD) (o).....................................     1.63%       11/24/25         1,742,731
     1,850,000  Shell International Finance B.V. (USD)..............................     4.00%       05/10/46         1,960,489
       145,755  Transocean Pontus Ltd. (USD) (c)....................................     6.13%       08/01/25           143,896
       484,688  Transocean Poseidon Ltd. (USD) (c)..................................     6.88%       02/01/27           474,201
                                                                                                                 --------------
                                                                                                                     23,291,786
                                                                                                                 --------------

                OIL & GAS SERVICES -- 0.1%
     1,619,497  Transocean Phoenix 2 Ltd. (USD) (c).................................     7.75%       10/15/24         1,637,903
     2,512,500  Transocean Proteus Ltd. (USD) (c)...................................     6.25%       12/01/24         2,497,048
                                                                                                                 --------------
                                                                                                                      4,134,951
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 33


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL
    VALUE
   (LOCAL                                                                               STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                PHARMACEUTICALS -- 0.1%
     5,981,000  Endo Dac / Endo Finance LLC / Endo Finco, Inc. (USD) (c)............     6.00%       06/30/28    $    3,957,478
                                                                                                                 --------------

                PIPELINES -- 0.0%
     1,800,000  Galaxy Pipeline Assets Bidco Ltd. (USD) (c).........................     2.16%       03/31/34         1,677,800
       800,000  Southern Gas Corridor CJSC (USD) (o)................................     6.88%       03/24/26           896,760
                                                                                                                 --------------
                                                                                                                      2,574,560
                                                                                                                 --------------

                RETAIL -- 0.1%
       100,000  Alimentation Couche-Tard, Inc. (USD) (c)............................     3.55%       07/26/27           103,746
     4,230,000  Alimentation Couche-Tard, Inc. (USD) (c)............................     3.80%       01/25/50         4,071,585
                                                                                                                 --------------
                                                                                                                      4,175,331
                                                                                                                 --------------

                SAVINGS & LOANS -- 0.3%
     4,895,000  Nationwide Building Society (USD) (c) (e)...........................     3.62%       04/26/23         4,909,807
     6,645,000  Nationwide Building Society (USD) (c) (e)...........................     3.77%       03/08/24         6,756,047
     1,300,000  Nationwide Building Society (USD) (c) (e)...........................     4.36%       08/01/24         1,338,130
     4,055,000  Nationwide Building Society (USD) (c) (e)...........................     2.97%       02/16/28         4,046,736
                                                                                                                 --------------
                                                                                                                     17,050,720
                                                                                                                 --------------

                TELECOMMUNICATIONS -- 0.5%
       400,000  C&W Senior Financing DAC (USD) (c)..................................     6.88%       09/15/27           415,264
     2,000,000  Intelsat Jackson Holdings S.A. (USD)................................     5.50%       08/01/23           858,220
     3,860,000  Intelsat Jackson Holdings S.A. (USD) (c)............................     8.50%       10/15/24         1,740,667
       390,000  Intelsat Jackson Holdings S.A. (USD) (c)............................     9.75%       07/15/25           172,247
    15,295,000  Intelsat Jackson Holdings S.A. (USD) (c)............................     6.50%       03/15/30        15,562,663
       500,000  SES S.A. (USD) (c)..................................................     3.60%       04/04/23           506,859
     2,777,000  Vodafone Group PLC (USD)............................................     4.88%       06/19/49         3,082,244
     1,375,000  Vodafone Group PLC (USD)............................................     4.25%       09/17/50         1,386,631
                                                                                                                 --------------
                                                                                                                     23,724,795
                                                                                                                 --------------

                TRANSPORTATION -- 0.0%
       726,000  Empresa de Transporte de Pasajeros Metro S.A. (USD) (c).............     3.65%       05/07/30           739,612
                                                                                                                 --------------
                TOTAL FOREIGN CORPORATE BONDS AND NOTES........................................................     333,143,425
                (Cost $341,471,293)                                                                              --------------

FOREIGN SOVEREIGN BONDS AND NOTES -- 3.6%

                BAHRAIN -- 0.0%
     1,600,000  Bahrain Government International Bond (USD) (o).....................     7.00%       01/26/26         1,719,653
                                                                                                                 --------------

                BRAZIL -- 0.1%
     1,200,000  Brazilian Government International Bond (USD).......................     2.88%       06/06/25         1,195,992
       600,000  Brazilian Government International Bond (USD).......................     4.63%       01/13/28           611,367
     3,830,000  Brazilian Government International Bond (USD).......................     3.88%       06/12/30         3,586,067
                                                                                                                 --------------
                                                                                                                      5,393,426
                                                                                                                 --------------

                CANADA -- 1.6%
    49,740,000  Canadian Government Bond (CAD)......................................     0.50%       11/01/23        38,677,196
    49,740,000  Canadian Government Bond (CAD)......................................     0.75%       02/01/24        38,718,676
                                                                                                                 --------------
                                                                                                                     77,395,872
                                                                                                                 --------------

                CHILE -- 0.1%
     2,800,000  Chile Government International Bond (USD)...........................     3.24%       02/06/28         2,845,430
       300,000  Chile Government International Bond (USD)...........................     2.55%       01/27/32           283,125
                                                                                                                 --------------
                                                                                                                      3,128,555
                                                                                                                 --------------


Page 34                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL
    VALUE
   (LOCAL                                                                               STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                COLOMBIA -- 0.1%
       850,000  Colombia Government International Bond (USD)........................     4.50%       01/28/26    $      862,457
     5,585,000  Colombia Government International Bond (USD)........................     3.00%       01/30/30         4,819,659
                                                                                                                 --------------
                                                                                                                      5,682,116
                                                                                                                 --------------

                DOMINICAN REPUBLIC -- 0.1%
     3,485,000  Dominican Republic International Bond (USD) (c).....................     4.50%       01/30/30         3,232,372
     1,680,000  Dominican Republic International Bond (USD) (o).....................     4.88%       09/23/32         1,533,017
                                                                                                                 --------------
                                                                                                                      4,765,389
                                                                                                                 --------------

                EGYPT -- 0.1%
     1,300,000  Egypt Government International Bond (USD) (o).......................     5.25%       10/06/25         1,243,183
     1,200,000  Egypt Government International Bond (USD) (c).......................     7.60%       03/01/29         1,079,650
                                                                                                                 --------------
                                                                                                                      2,322,833
                                                                                                                 --------------

                GUATEMALA -- 0.0%
       500,000  Guatemala Government Bond (USD) (o).................................     3.70%       10/07/33           454,125
                                                                                                                 --------------

                HONG KONG -- 0.1%
     5,020,000  Airport Authority Hong Kong (USD) (c)...............................     3.25%       01/12/52         4,709,694
                                                                                                                 --------------

                HUNGARY -- 0.1%
     3,130,000  Hungary Government International Bond (USD) (c).....................     2.13%       09/22/31         2,826,759
                                                                                                                 --------------

                INDONESIA -- 0.1%
       957,000  Indonesia Government International Bond (USD).......................     2.85%       02/14/30           950,951
     2,600,000  Perusahaan Penerbit SBSN Indonesia III (USD) (c)....................     2.80%       06/23/30         2,561,858
                                                                                                                 --------------
                                                                                                                      3,512,809
                                                                                                                 --------------

                JAPAN -- 0.2%
 1,290,000,000  Japan Treasury Discount Bill, Series 1041 (JPY).....................      (g)        03/07/22        11,220,991
                                                                                                                 --------------

                MEXICO -- 0.2%
     5,000,000  Mexico Government International Bond (USD)..........................     3.75%       01/11/28         5,170,125
     4,372,000  Mexico Government International Bond (USD)..........................     2.66%       05/24/31         4,033,389
     1,400,000  Mexico Government International Bond (USD)..........................     4.75%       04/27/32         1,495,900
                                                                                                                 --------------
                                                                                                                     10,699,414
                                                                                                                 --------------

                OMAN -- 0.0%
     1,700,000  Oman Government International Bond (USD) (o)........................     5.63%       01/17/28         1,737,825
                                                                                                                 --------------

                PANAMA -- 0.1%
     5,583,000  Panama Government International Bond (USD)..........................     3.16%       01/23/30         5,484,404
       500,000  Panama Government International Bond (USD)..........................     2.25%       09/29/32           442,215
                                                                                                                 --------------
                                                                                                                      5,926,619
                                                                                                                 --------------

                PARAGUAY -- 0.1%
     3,300,000  Paraguay Government International Bond (USD) (c)....................     4.95%       04/28/31         3,436,158
       647,000  Paraguay Government International Bond (USD) (c)....................     2.74%       01/29/33           566,940
                                                                                                                 --------------
                                                                                                                      4,003,098
                                                                                                                 --------------

                PERU -- 0.1%
     4,775,000  Peruvian Government International Bond (USD)........................     2.84%       06/20/30         4,604,437
                                                                                                                 --------------

                PHILIPPINES -- 0.0%
     1,570,000  Philippine Government International Bond (USD)......................     2.46%       05/05/30         1,499,493
       240,000  Philippine Government International Bond (USD)......................     1.65%       06/10/31           212,567
                                                                                                                 --------------
                                                                                                                      1,712,060
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 35


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL
    VALUE
   (LOCAL                                                                               STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                QATAR -- 0.1%
     4,024,000  Qatar Government International Bond (USD) (o).......................     4.50%       04/23/28    $    4,475,452
     1,900,000  Qatar Government International Bond (USD) (o).......................     3.75%       04/16/30         2,054,478
                                                                                                                 --------------
                                                                                                                      6,529,930
                                                                                                                 --------------

                ROMANIA -- 0.1%
     3,000,000  Romanian Government International Bond (USD) (o)....................     3.00%       02/14/31         2,755,170
                                                                                                                 --------------

                SAUDI ARABIA -- 0.1%
     1,660,000  Saudi Government International Bond (USD) (o).......................     3.25%       10/26/26         1,724,325
     3,340,000  Saudi Government International Bond (USD) (o).......................     3.63%       03/04/28         3,529,695
                                                                                                                 --------------
                                                                                                                      5,254,020
                                                                                                                 --------------

                SOUTH AFRICA -- 0.1%
     6,024,000  Republic of South Africa Government International Bond (USD)........     4.85%       09/30/29         5,892,075
                                                                                                                 --------------

                TURKEY -- 0.0%
     1,200,000  Turkey Government International Bond (USD)..........................     3.25%       03/23/23         1,183,428
                                                                                                                 --------------

                UNITED ARAB EMIRATES -- 0.0%
     2,037,000  Abu Dhabi Government International Bond (USD) (o)...................     2.50%       09/30/29         2,045,433
                                                                                                                 --------------

                URUGUAY -- 0.1%
     3,260,000  Uruguay Government International Bond (USD).........................     4.38%       01/23/31         3,583,588
                                                                                                                 --------------
                TOTAL FOREIGN SOVEREIGN BONDS AND NOTES........................................................     179,059,319
                (Cost $187,018,940)                                                                              --------------

  PRINCIPAL                                                                                           STATED
    VALUE                                   DESCRIPTION                                 RATE (p)   MATURITY (q)      VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 1.9%

                CABLE AND SATELLITE -- 0.1%
$      977,500  DIRECTV Financing, LLC, Term Loan, 3 Mo. LIBOR + 5.00%,
                   0.75% Floor......................................................     5.75%       08/02/27           974,206
     2,326,020  EagleView Technology Corp., Term Loan B, 3 Mo. LIBOR +
                   3.50%, 0.00% Floor...............................................     3.72%       08/14/25         2,280,337
       725,000  Virgin Media Bristol LLC, Term Loan N, 1 Mo. LIBOR + 2.50%,
                   0.00% Floor......................................................     2.69%       01/31/28           711,950
                                                                                                                 --------------
                                                                                                                      3,966,493
                                                                                                                 --------------

                CONSUMER PRODUCTS -- 0.1%
     2,577,031  Zep, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor............     5.00%       08/11/24         2,493,278
                                                                                                                 --------------

                ENTERTAINMENT -- 0.0%
         6,642  Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR +
                   2.75%, 0.00% Floor...............................................     2.96%       12/22/24             6,568
                                                                                                                 --------------

                ENVIRONMENTAL -- 0.0%
       240,483  GFL Environmental, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%,
                   0.50% Floor......................................................     3.50%       05/31/25           239,447
                                                                                                                 --------------

                FINANCE COMPANIES -- 0.2%
     4,974,937  Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B, 1 Mo. LIBOR +
                   2.25%, 0.50% Floor...............................................     2.75%       12/01/27         4,939,416


Page 36                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                                           STATED
    VALUE                                   DESCRIPTION                                 RATE (p)   MATURITY (q)      VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                FINANCE COMPANIES (CONTINUED)
$    5,450,000  Setanta Airecraft Leasing DAC, Term Loan B, 1 Mo. LIBOR +
                   2.00%, 0.00% Floor...............................................     2.14%       11/05/28    $    5,414,248
                                                                                                                 --------------
                                                                                                                     10,353,664
                                                                                                                 --------------

                FOOD AND BEVERAGE -- 0.0%
       175,056  Hostess Brands LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75%
                   Floor............................................................     3.00%       08/03/25           172,715
       461,911  Hostess Brands LLC, Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75%
                   Floor............................................................     3.00%       08/03/25           455,736
                                                                                                                 --------------
                                                                                                                        628,451
                                                                                                                 --------------

                HEALTHCARE -- 0.2%
     2,133,875  ADMI Corp., Term Loan B, 1 Mo. LIBOR + 3.38%, 0.50%
                   Floor............................................................     3.88%       12/23/27         2,098,751
     3,597,046  Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo. LIBOR +
                   2.00%, 0.00% Floor...............................................     2.21%       11/15/27         3,512,840
     1,880,246  ICON Luxemburg S.A.R.L., Term Loan, 3 Mo. LIBOR + 2.50%,
                   0.50% Floor......................................................     3.00%       07/01/28         1,857,420
       600,000  Mozart Borrower L.P., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   0.50% Floor......................................................     3.75%       10/21/28           593,718
     1,461,880  Pathway Vet Alliance LLC, Term Loan A, 1 Mo. LIBOR + 3.75%,
                   0.00% Floor......................................................     3.96%       03/31/27         1,447,992
     2,000,000  Phoenix Newco, Inc., Term Loan, 1 Mo. LIBOR + 3.50%, 0.50%
                   Floor............................................................     4.00%       11/15/28         1,982,500
       468,465  PRA Health Sciences, Inc., Term Loan, 1 Mo. LIBOR + 2.50%,
                   0.50% Floor......................................................     3.00%       07/01/28           462,777
                                                                                                                 --------------
                                                                                                                     11,955,998
                                                                                                                 --------------

                INSURANCE -- 0.1%
     4,950,014  AmWINS Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%,
                   0.75% Floor......................................................     3.00%       02/19/28         4,867,250
                                                                                                                 --------------

                LEISURE -- 0.1%
     3,369,363  Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate
                   at 15.25% (r)....................................................    15.25%       05/23/24         3,976,555
                                                                                                                 --------------

                MEDIA ENTERTAINMENT -- 0.0%
       942,766  Diamond Sports Group, LLC, Term Loan, 1 Mo. LIBOR + 3.25%,
                   0.00% Floor......................................................     3.36%       08/24/26           349,766
                                                                                                                 --------------

                MEDICAL EQUIPMENT & DEVICES -- 0.1%
     4,222,777  Avantor Funding, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.50%
                   Floor............................................................     2.75%       11/06/27         4,177,551
                                                                                                                 --------------

                PACKAGING -- 0.2%
     1,273,386  Berry Global, Inc., Term Loan Z, 1 Mo. LIBOR + 1.75%, 0.00%
                   Floor............................................................     1.88%       07/01/26         1,250,312
     3,128,983  Charter NEX U.S., Inc., Term Loan, 1 Mo. LIBOR + 3.75%, 0.75%
                   Floor............................................................     4.50%       12/01/27         3,112,212
     1,534,500  Plaze, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor..........     4.50%       08/03/26         1,503,810
     2,213,066  Proampac PG Borrower LLC, Term Loan B, 1 Mo. LIBOR + 3.75%,
                   0.75% Floor......................................................     4.50%       11/03/25         2,194,808
                                                                                                                 --------------
                                                                                                                      8,061,142
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 37


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                                           STATED
    VALUE                                   DESCRIPTION                                 RATE (p)   MATURITY (q)      VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PHARMACEUTICALS -- 0.3%
$    4,943,243  Elanco Animal Health, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%,
                   0.00% Floor......................................................     1.86%       08/01/27    $    4,828,955
     4,317,375  Horizon Therapeutics USA, Inc., Term Loan B, 1 Mo. LIBOR +
                   2.00%, 0.50% Floor...............................................     2.50%       03/15/28         4,254,427
     2,363,125  Jazz Financing LUX S.A.R.L., Term Loan B, 1 Mo. LIBOR +
                   3.50%, 0.50% Floor...............................................     4.00%       05/05/28         2,352,491
     3,856,667  Organon & Co., Term Loan, 1 Mo. LIBOR + 3.00%, 0.50%
                   Floor............................................................     3.50%       06/02/28         3,836,188
                                                                                                                 --------------
                                                                                                                     15,272,061
                                                                                                                 --------------

                RESTAURANTS -- 0.1%
     3,677,366  Northeast Foods LLC, Term Loan B, 3 Mo. LIBOR + 3.75%, 2.21%
                   Floor............................................................     5.96%       07/20/25         3,567,045
                                                                                                                 --------------

                SERVICES -- 0.0%
     1,682,287  Spin Holdco, Inc., Term Loan, 1 Mo. LIBOR + 4.00%, 0.75%
                   Floor............................................................     4.75%       03/04/28         1,671,537
                                                                                                                 --------------

                TECHNOLOGY -- 0.2%
     3,969,543  Commscope, Inc., Term Loan B2, 1 Mo. LIBOR + 3.25%, 0.00%
                   Floor............................................................     3.46%       04/04/26         3,867,844
     3,300,000  NortonLifeLock, Inc., Tern Loan B, 1 Mo. SOFR + 2.00%, 0.50%
                   Floor............................................................     2.50%       01/28/29         3,257,364
     3,981,212  Waystar Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%,
                   0.00% Floor......................................................     4.21%       10/23/26         3,961,306
                                                                                                                 --------------
                                                                                                                     11,086,514
                                                                                                                 --------------

                TELECOMMUNICATIONS -- 0.0%
       583,333  Intelsat Jackson Holdings S.A., DIP Term Loan DD, 1 Mo. LIBOR
                   + 4.75%, 1.00% Floor.............................................     5.75%       07/13/22           574,403
                                                                                                                 --------------

                WIRELINES -- 0.2%
     7,360,000  Level 3 Financing, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%,
                   0.00% Floor......................................................     1.96%       03/01/27         7,178,649
     2,224,798  Lumen Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%,
                   0.00% Floor......................................................     2.46%       03/15/27         2,164,306
                                                                                                                 --------------
                                                                                                                      9,342,955
                                                                                                                 --------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS......................................................      92,590,678
                (Cost $93,631,274)                                                                               --------------

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY SECURITIES -- 1.1%

    52,905,000  Federal Home Loan Banks.............................................     1.04%       06/14/24        52,451,264
                (Cost $52,905,000)                                                                               --------------

MUNICIPAL BONDS -- 0.8%

                CALIFORNIA -- 0.2%
     3,960,000  City of San Francisco CA Public Utilities Commission Water
                   Rev..............................................................     2.83%       11/01/41         3,761,638
     2,585,000  Los Angeles CA Unif School District.................................     5.75%       07/01/34         3,253,034


Page 38                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MUNICIPAL BONDS (CONTINUED)

                CALIFORNIA (CONTINUED)
$    4,715,000  Regents of the Univ of CA Medical Center Pooled Rev.................     3.26%       05/15/60    $    4,820,186
                                                                                                                 --------------
                                                                                                                     11,834,858
                                                                                                                 --------------

                MASSACHUSETTS -- 0.0%
     1,845,000  Massachusetts Sch Bldg Auth.........................................     2.97%       10/15/32         1,893,993
                                                                                                                 --------------

                NEW JERSEY -- 0.1%
     2,000,000  NJ St Turnpike Auth Rev.............................................     1.86%       01/01/31         1,892,522
       500,000  NJ St Turnpike Auth Rev.............................................     3.73%       01/01/36           541,169
                                                                                                                 --------------
                                                                                                                      2,433,691
                                                                                                                 --------------

                NEW YORK -- 0.5%
     3,170,000  City of New York NY.................................................     3.62%       04/01/31         3,366,307
     3,620,000  City of New York NY.................................................     1.92%       08/01/31         3,412,501
     1,225,000  Metro Transprtn Auth................................................     5.18%       11/15/49         1,505,522
       400,000  New York City NY Transitional Fin Auth Rev Qualified Sch Constr,
                   Ser BD G-3.......................................................     5.27%       05/01/27           460,357
       970,000  New York City NY Transitional Fin Auth Rev, Ser A-3.................     3.96%       08/01/32         1,058,418
     6,940,000  New York City NY Transitional Fin Auth Rev, Ser B-3.................     1.85%       08/01/32         6,481,696
     5,140,000  New York State Urban Development Corp...............................     2.97%       03/15/34         5,159,517
     2,690,000  NY St Dorm Auth.....................................................     5.00%       03/15/24         2,864,006
     1,405,000  NY St Dorm Auth.....................................................     2.96%       02/15/32         1,438,344
                                                                                                                 --------------
                                                                                                                     25,746,668
                                                                                                                 --------------
                TOTAL MUNICIPAL BONDS..........................................................................      41,909,210
                (Cost $42,838,006)                                                                               --------------

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
COMMON STOCKS -- 0.0%

                TELECOMMUNICATIONS -- 0.0%
        59,704  Intelsat Jackson Emergence S.A. (i) (m) (n) (s)................................................               0
                (Cost $2,000,073)                                                                                --------------

RIGHTS -- 0.0%

                TELECOMMUNICATIONS -- 0.0%
         6,253  Intelsat Jackson Holdings S.A., Series A (i) (m) (n) (s).......................................               0
         6,253  Intelsat Jackson Holdings S.A., Series B (i) (m) (n) (s).......................................               0
                                                                                                                 --------------
                TOTAL RIGHTS...................................................................................               0
                (Cost $0)                                                                                        --------------

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. TREASURY BILLS -- 4.4%

$  102,010,000  U.S. Treasury Bill..................................................      (g)        06/09/22       101,906,503
    14,260,000  U.S. Treasury Bill..................................................      (g)        06/23/22        14,240,319
    48,750,000  U.S. Treasury Bill..................................................      (g)        07/07/22        48,662,438
    18,990,000  U.S. Treasury Bill..................................................      (g)        07/14/22        18,952,417
    34,890,000  U.S. Treasury Bill..................................................      (g)        07/21/22        34,816,602
                                                                                                                 --------------
                TOTAL U.S. TREASURY BILLS......................................................................     218,578,279
                (Cost $218,734,806)                                                                              --------------


                        See Notes to Financial Statements                Page 39


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 2.4%

   121,008,879  JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 0.01% (t)...    $  121,008,879
                (Cost $121,008,879)                                                                              --------------

                TOTAL INVESTMENTS -- 122.8%...................................................................... 6,101,023,424
                (Cost $6,192,039,671)                                                                            --------------

                                                                         NOTIONAL      EXERCISE     EXPIRATION
                  DESCRIPTION                          COUNTERPARTY       AMOUNT         RATE          DATE          VALUE
----------------------------------------------------  --------------  --------------  -----------  ------------  --------------
PUT SWAPTIONS PURCHASED -- 0.0%

30 Year Interest Rate Swap, Pays 2.75% Semi-
   Annual, Receives 3 Mo. LIBOR Quarterly              Barclays PLC   $   19,380,000     2.75%       01/23/54           755,775
                (Cost $571,710)                                                                                  --------------

  NUMBER OF                                                              NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  ----------------------------------------------------  --------------  -----------  ------------  --------------
PURCHASED OPTIONS -- 0.1%

CALL OPTIONS PURCHASED -- 0.1%

         2,010  90 Day Eurodollar Futures Options Call..............  $  493,831,875   $   98.00     12/19/22         2,688,375
         3,185  Eurodollar 1-Year Mid-Curve Options Futures
                   Call.............................................     785,102,500       98.75     09/16/22           537,469
                                                                                                                 --------------
                TOTAL CALL OPTIONS PURCHASED...................................................................       3,225,844
                (Cost $3,937,830)                                                                                --------------

                TOTAL PURCHASED OPTIONS.........................................................................      3,225,844
                (Cost $3,937,830)                                                                                --------------

WRITTEN OPTIONS -- (0.2)%

CALL OPTIONS WRITTEN -- (0.1)%

        (2,010) 90 Day Eurodollar Futures Options Call..............   (493,831,875)       98.25     12/19/22        (1,909,500)
        (3,185) Eurodollar 1-Year Mid-Curve Options Futures
                   Call.............................................   (785,102,500)       99.00     09/16/22          (318,500)
        (1,505) Eurodollar 2-Year Mid-Curve Options Futures
                   Call.............................................   (370,982,500)       98.25     09/16/22          (799,531)
                                                                                                                 --------------
                TOTAL CALL OPTIONS WRITTEN.....................................................................      (3,027,531)
                (Premiums received $3,574,036)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.1)%

        (2,010) 90 Day Eurodollar Futures Options Put...............   (493,831,875)       97.25     12/19/22          (577,875)
        (4,778) Eurodollar 1-Year Mid-Curve Options Futures
                   Put.............................................. (1,177,777,000)       97.63     09/16/22        (3,105,700)
        (1,505) Eurodollar 2-Year Mid-Curve Options Futures
                   Put..............................................   (370,982,500)       98.25     09/16/22        (1,777,782)
                                                                                                                 --------------
                TOTAL PUT OPTIONS WRITTEN......................................................................      (5,461,357)
                (Premiums received $5,489,853)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (8,488,888)
                (Premiums received $9,063,889)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (22.7)%....................................................  (1,128,844,746)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $4,967,671,409
                                                                                                                 ==============


Page 40                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


FORWARD FOREIGN CURRENCY CONTRACTS AT FEBRUARY 28, 2022 (See Note 2E - Forward Foreign Currency Contracts in the Notes to Financial
Statements):

                                                                            PURCHASE VALUE       SALE VALUE        UNREALIZED
  SETTLEMENT                           AMOUNT               AMOUNT              AS OF              AS OF          APPRECIATION
     DATE         COUNTERPARTY        PURCHASED              SOLD             2/28/2022          2/28/2022       (DEPRECIATION)
--------------   --------------   -----------------   ------------------   ----------------   ----------------   --------------
  03/07/2022          GSIL        USD    11,364,157   JPY  1,290,000,000    $   11,364,157     $   11,222,790    $      141,367
  04/08/2022          Citi        USD    76,856,501   CAD     98,570,000        76,856,501         77,778,715          (922,214)
                                                                                                                 --------------
Net Unrealized Appreciation (Depreciation)                                                                       $     (780,847)
                                                                                                                 ==============


Counterparty Abbreviations:
Citi - Citibank N.A.
GSIL - Goldman Sachs International, London


FUTURES CONTRACTS AT FEBRUARY 28, 2022 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                         NUMBER OF                                               (DEPRECIATION)/
         FUTURES CONTRACTS              POSITION         CONTRACTS       EXPIRATION DATE      NOTIONAL VALUE          VALUE
----------------------------------   --------------   ---------------   ------------------   -----------------   --------------
Ultra U.S. Treasury Bond Futures          Long              22               Jun-2022          $    4,090,625    $       59,613
U.S. 2-Year Treasury Notes                Short             41               Jun-2022              (8,824,289)          (19,607)
                                                                                               --------------    --------------
                                                                                               $   (4,733,664)   $       40,006
                                                                                               ==============    ==============

INTEREST RATE SWAP AGREEMENTS AT FEBRUARY 28, 2022 (see Note 2F - Swap Agreements in the Notes to Financial Statements):

                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                        EXPIRATION                                               (DEPRECIATION)/
           COUNTERPARTY               FLOATING RATE        DATE           NOTIONAL VALUE        FIXED RATE            VALUE
---------------------------------   ----------------  ---------------   ------------------   -----------------   --------------
Citibank, Global Markets, Inc.      3 month LIBOR(1)    07/24/2025        $  117,450,000          1.026%(1)      $   (2,340,403)
Citibank, Global Markets, Inc.      3 month LIBOR(1)    07/24/2025            86,880,000          1.034%(1)          (1,717,870)
Citibank, Global Markets, Inc.      3 month LIBOR(1)    07/24/2025            58,725,000          1.073%(1)          (1,117,106)
Citibank, Global Markets, Inc.      3 month LIBOR(2)    09/28/2025           145,575,000          1.390%(2)          (1,826,231)
Citibank, Global Markets, Inc.      3 month LIBOR(3)    12/07/2025           143,170,000          1.688%(3)            (914,648)
Citibank, Global Markets, Inc.      3 month LIBOR(4)    07/24/2053             9,810,000          1.773%(4)             528,597
Citibank, Global Markets, Inc.      3 month LIBOR(4)    07/24/2053             7,260,000          1.785%(4)             370,576
Citibank, Global Markets, Inc.      3 month LIBOR(4)    07/24/2053             4,905,000          1.808%(4)             225,295
Citibank, Global Markets, Inc.      3 month LIBOR(5)    09/28/2053            12,425,000          1.870%(5)             383,322
Citibank, Global Markets, Inc.      3 month LIBOR(6)    12/07/2053            11,970,000          1.743%(6)             703,494
                                                                          --------------                         --------------
                                                                          $  598,170,000                         $   (5,704,974)
                                                                          ==============                         ==============


(1)   The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.

(2)   The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.

(3)   The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 12/07/2023 and no interest is being accrued until that date.

(4)   The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.

(5)   The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.

(6)   The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 12/07/2023 and no interest is being accrued until that date.

                        See Notes to Financial Statements                Page 41


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

(a)   Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(b)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2K - Mortgage Dollar Rolls in the Notes to Financial
      Statements).

(c)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's Advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2022, securities noted
      as such amounted to $960,056,341 or 19.3% of net assets.

(d)   Floating or variable rate security.

(e)   Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at February 28, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(f)   When-issued security. The interest rate shown reflects the rate in effect at February 28, 2022. Interest will begin accruing on the security's first settlement date.

(g)   Zero coupon security.

(h)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the
      Notes to Financial Statements).

(i)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P.
      (the "Advisor").

(j)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(k)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(l)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(m)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(n)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At February 28, 2022, securities noted as such are valued at
      $12,776,010 or 0.3% of net assets.

(o)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(p)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the Secured Overnight
      Financing Rate ("SOFR") obtained from the U.S. Department of the
      Treasury's Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate.
      Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(q)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(r)   The issuer will pay interest on the loans in cash and in Payment-In-Kind
      ("PIK") interest. Interest paid in cash will accrue at the rate of 7.00%
      per annum ("Cash Interest Rate") and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the six months ended February 28,
      2022, the Fund received a portion of the interest in cash and PIK interest with a principal value of $137,705 for Cineworld Group PLC.

(s)   Non-income producing security.

(t)   Rate shown reflects yield as of February 28, 2022.

LIBOR - London Interbank Offered Rate
SOFR  - Secured Overnight Financing Rate
TBA   - To-Be-Announced Security

Currency Abbreviations:
CAD   - Canadian Dollar
JPY   - Japanese Yen
USD   - United States Dollar

Page 42                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2          LEVEL 3
                                                            TOTAL              LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT             QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          2/28/2022             PRICES           INPUTS           INPUTS
                                                        --------------      --------------   --------------   --------------
U.S. Government Bonds and Notes......................   $1,687,361,504      $           --   $1,687,361,504   $           --
U.S. Government Agency Mortgage-Backed Securities....    1,459,308,203                  --    1,459,308,203               --
Corporate Bonds and Notes*...........................    1,035,722,535                  --    1,035,722,535               --
Mortgage-Backed Securities...........................      461,644,621                  --      461,644,621               --
Asset-Backed Securities..............................      418,245,507                  --      405,469,497       12,776,010
Foreign Corporate Bonds and Notes*...................      333,143,425                  --      333,143,425               --
Foreign Sovereign Bonds and Notes**..................      179,059,319                  --      179,059,319               --
Senior Floating-Rate Loan Interests*.................       92,590,678                  --       92,590,678               --
U.S. Government Agency Securities....................       52,451,264                  --       52,451,264               --
Municipal Bonds***...................................       41,909,210                  --       41,909,210               --
Common Stocks*.......................................               --****              --               --               --****
Rights*..............................................               --****              --               --               --****
U.S. Treasury Bills..................................      218,578,279                  --      218,578,279               --
Money Market Funds...................................      121,008,879         121,008,879               --               --
                                                        --------------      --------------   --------------   --------------
Total Investments....................................    6,101,023,424         121,008,879    5,967,238,535       12,776,010
Put Swaptions Purchased..............................          755,775                  --          755,775               --
Call Options Purchased...............................        3,225,844           3,225,844               --               --
Forward Foreign Currency Contracts...................          141,367                  --          141,367               --
Futures Contracts*****...............................           59,613              59,613               --               --
Interest Rate Swap Agreements........................        2,211,284                  --        2,211,284               --
                                                        --------------      --------------   --------------   --------------
Total................................................   $6,107,417,307      $  124,294,336   $5,970,346,961   $   12,776,010
                                                        ==============      ==============   ==============   ==============

                                               LIABILITIES TABLE
                                                                                                LEVEL 2          LEVEL 3
                                                            TOTAL              LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT             QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          2/28/2022             PRICES           INPUTS           INPUTS
                                                        --------------      --------------   --------------   --------------
Call Options Written.................................   $   (3,027,531)     $   (3,027,531)  $           --   $           --
Put Options Written..................................       (5,461,357)         (5,461,357)              --               --
Forward Foreign Currency Contracts...................         (922,214)                 --         (922,214)              --
Futures Contracts*****...............................          (19,607)            (19,607)              --               --
Interest Rate Swap Agreements........................       (7,916,258)                 --       (7,916,258)              --
                                                        --------------      --------------   --------------   --------------
Total................................................   $  (17,346,967)     $   (8,508,495)   $  (8,838,472)  $           --
                                                        ==============      ==============   ==============   ==============


*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for country breakout.
***   See Portfolio of Investments for state breakout.
****  Investment is valued at $0.
***** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.

Level 3 Investments that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

                        See Notes to Financial Statements                Page 43


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES -- 23.4%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 14.0%
                Adjustable Rate Mortgage Trust
$       93,451     Series 2005-8, Class 3A21 (a)....................................     2.65%       11/25/35    $       81,353
                Ajax Mortgage Loan Trust
     4,018,823     Series 2021-D, Class A, steps up to 5.00% on 02/25/25 (b) (c)....     2.00%       03/25/60         3,900,157
                Alternative Loan Trust
       757,999     Series 2005-13CB, Class A8.......................................     5.50%       05/25/35           747,122
       259,985     Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (d)................     0.69%       06/25/35           241,017
       800,757     Series 2005-65CB, Class 2A4......................................     5.50%       12/25/35           708,061
        73,767     Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (d)...     1.58%       01/25/36            74,248
       293,998     Series 2006-33CB, Class 2A1......................................     6.00%       11/25/36           220,240
       975,425     Series 2007-15CB, Class A6.......................................     5.75%       07/25/37           763,625
       491,957     Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.20% (d)..............     0.59%       06/25/37           476,104
                American Home Mortgage Assets Trust
     1,413,556     Series 2006-1, Class 1A1, 1 Mo. LIBOR + 0.21% (d)................     0.40%       05/25/46         1,343,146
     1,475,049     Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (d).....     0.80%       02/25/47           760,156
     3,460,306     Series 2007-2, Class A1, 1 Mo. LIBOR + 0.13% (d).................     0.31%       03/25/47         3,288,301
                American Home Mortgage Investment Trust
       600,551     Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (d)................     0.77%       11/25/45           587,155
                Banc of America Funding Trust
       748,459     Series 2007-1, Class TA3A, 1 Mo. LIBOR + 0.32% (d)...............     0.51%       01/25/37           699,708
     2,536,588     Series 2007-2, Class TA4, 1 Mo. LIBOR + 0.80% (d)................     0.99%       03/25/37         2,530,418
                BCAP LLC Trust
       411,256     Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.42% (d).............     0.61%       04/25/37           397,597
       668,723     Series 2015-RR2, Class 25A3 (a) (b)..............................     0.52%       10/28/36           666,094
                Bear Stearns ALT-A Trust
       812,529     Series 2004-8, Class M1, 1 Mo. LIBOR + 0.92% (d).................     1.10%       09/25/34           821,192
     1,898,057     Series 2006-1, Class 21A2 (a)....................................     2.93%       02/25/36         1,576,612
                Bear Stearns Mortgage Funding Trust
       588,174     Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (d)..............     0.40%       07/25/36           563,378
       521,273     Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (d)..............     0.37%       10/25/36           499,210
       195,162     Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (d)..............     0.35%       01/25/37           186,916
       184,143     Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (d)..............     0.33%       03/25/37           176,668
                CIM Trust
       159,950     Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (b) (d)............     1.18%       09/25/58           158,310
       729,318     Series 2020-R7, Class A1A (b) (e)................................     2.25%       12/27/61           710,009
     1,381,209     Series 2021-R3, Class A1A (b)....................................     1.95%       06/25/57         1,358,009
     1,651,066     Series 2021-R5, Class A1A (b)....................................     2.00%       08/25/61         1,605,802
                Citigroup Mortgage Loan Trust
       537,986     Series 2005-8, Class 2A4A........................................     5.50%       09/25/35           533,120
     1,207,119     Series 2009-10, Class 2A2 (b)....................................     7.00%       12/25/35         1,087,421
                Credit Suisse Mortgage Trust
        52,200     Series 2014-2R, Class 28A1 (a) (b)...............................     3.00%       06/27/37            51,875
       907,407     Series 2014-8R, Class 3A2 (a) (b)................................     3.99%       02/27/36           823,281
     1,632,800     Series 2014-11R, Class 17A2, 1 Mo. LIBOR + 0.15% (b) (d).........     0.26%       12/27/36         1,540,395
     4,966,230     Series 2020-RPL3, Class A1 (a) (b)...............................     2.69%       03/25/60         4,928,849
     4,632,080     Series 2020-RPL6, Class A1 (b)...................................     2.69%       03/25/59         4,606,013
     1,649,659     Series 2021-RPL4, Class A1 (b)...................................     1.80%       12/27/60         1,612,939
     3,580,000     Series 2022-RPL1 (b).............................................     3.78%       02/25/62         3,738,025
                CSMCM Trust Certificates
       150,000     Series 2022-RPL1 (b).............................................     3.78%       02/27/62           156,621


Page 44                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Deutsche Alt-A Securities Mortgage Loan Trust
$    1,426,673     Series 2007-AR3, Class 2A5, 1 Mo. LIBOR + 0.40% (d)..............     0.59%       06/25/37    $    1,374,464
                DSLA Mortgage Loan Trust
        51,320     Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.72% (d).............     0.89%       01/19/45            44,207
     5,622,048     Series 2005-AR3, Class 1A, 1 Mo. LIBOR + 0.52% (d)...............     0.69%       07/19/45         4,831,922
                First Horizon Alternative Mortgage Securities Trust
        37,315     Series 2004-AA4, Class A1 (a)....................................     2.31%       10/25/34            38,626
     1,836,154     Series 2005-AA4, Class 2A1 (a)...................................     2.38%       06/25/35         1,794,700
     2,641,425     Series 2007-FA1, Class A4........................................     6.25%       03/25/37         1,638,280
                GreenPoint Mortgage Funding Trust
        43,928     Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (d)..............     0.77%       02/25/36            42,422
     4,733,718     Series 2006-AR6, Class A3A, 1 Mo. LIBOR + 0.44% (d)..............     0.63%       10/25/46         4,819,109
       375,095     Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.20% (d).............     0.39%       03/25/47           362,408
       596,023     Series 2007-AR2, Class 2A1, 1 Mo. LIBOR + 0.40% (d)..............     0.59%       05/25/37           596,372
                GreenPoint MTA Trust
       276,066     Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.48% (d)..............     0.67%       08/25/45           235,980
                HarborView Mortgage Loan Trust
       177,921     Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.68% (d)...............     0.85%       06/20/35           174,666
       490,272     Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.90% (d)...............     1.07%       06/20/35           485,529
       756,259     Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (d)................     1.19%       10/25/37           732,965
                Headlands Residential LLC
        62,679     Series 2018-RPL1, Class A (b)....................................     3.88%       08/25/24            62,786
                HomeBanc Mortgage Trust
     4,057,000     Series 2005-3, Class M4, 1 Mo. LIBOR + 1.01% (d).................     1.19%       07/25/35         4,080,287
        67,630     Series 2005-4, Class A1, 1 Mo. LIBOR + 0.54% (d).................     0.73%       10/25/35            67,725
                Impac CMB Trust
        53,192     Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (d)................     0.71%       04/25/35            52,336
     4,536,256     Series 2005-5, Class A1, 1 Mo. LIBOR + 0.64% (d).................     0.83%       08/25/35         4,428,925
     3,692,944     Series 2005-8, Class 1A, 1 Mo. LIBOR + 0.52% (d).................     0.71%       02/25/36         3,641,850
                IndyMac INDX Mortgage Loan Trust
     1,611,107     Series 2005-16IP, Class A1, 1 Mo. LIBOR + 0.64% (d)..............     0.83%       07/25/45         1,416,937
     3,774,369     Series 2006-AR2, Class 1A1B, 1 Mo. LIBOR + 0.42% (d).............     0.61%       04/25/46         3,615,416
       517,262     Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.42% (d)..............     0.61%       05/25/46           501,015
       232,915     Series 2006-AR21, Class A1, 1 Mo. LIBOR + 0.24% (d)..............     0.43%       08/25/36           230,915
       160,014     Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (d).............     0.38%       04/25/37           154,996
                JP Morgan Alternative Loan Trust
     2,990,182     Series 2006-S1, Class 1A19.......................................     6.50%       03/25/36         2,283,241
       677,035     Series 2006-S1, Class 3A4........................................     6.18%       03/25/36           662,702
        58,587     Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.68% (d)................     0.87%       04/25/47            58,398
                Legacy Mortgage Asset Trust
     4,437,484     Series 2020-GS2, Class A1, steps up to 5.75% on
                      03/26/23 (b) (c) .............................................     2.75%       03/25/60         4,449,608
                Lehman Mortgage Trust
       803,184     Series 2006-1, Class 1A5.........................................     5.50%       02/25/36           583,495
                Lehman XS Trust
       155,587     Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (d)..............     0.49%       11/25/35           155,171
       754,182     Series 2006-2N, Class 2A1, 12 Mo. Treasury Average + 2.02% (d)...     2.12%       02/25/36           762,447
     3,462,727     Series 2006-4N, Class A1D1, 1 Mo. LIBOR + 0.66% (d)..............     0.85%       04/25/46         3,321,359
       608,286     Series 2007-12N, Class 1A3A, 1 Mo. LIBOR + 0.20% (d).............     0.39%       07/25/47           619,341
     1,568,064     Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.47% (d)..............     0.66%       09/25/47         1,577,068


                        See Notes to Financial Statements                Page 45


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                MASTR Adjustable Rate Mortgages Trust
$      606,093     Series 2004-14, Class B1, 1 Mo. LIBOR + 2.15% (d)................     2.34%       01/25/35    $      638,196
     3,005,874     Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average +
                      0.80% (d).....................................................     0.90%       12/25/46         2,738,108
     4,209,195     Series 2007-1, Class I2A3, 12 Mo. Treasury Average +
                      0.74% (d).....................................................     0.84%       01/25/47         4,156,471
       361,821     Series 2007-2, Class A1, 1 Mo. LIBOR + 0.30% (d).................     0.49%       03/25/47           353,480
     4,700,000     Series 2007-HF2, Class A2, 1 Mo. LIBOR + 1.10% (d)...............     1.29%       09/25/37         2,297,622
                Merrill Lynch Mortgage Investors Trust
       132,430     Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (d)..................     0.81%       08/25/28           131,971
       197,018     Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (d)................     0.88%       11/25/29           192,589
                Morgan Stanley Resecuritization Trust
        71,821     Series 2014-R8, Class 3B1, 12 Mo. Treasury Average +
                      0.75% (b) (d).................................................     0.84%       06/26/47            71,776
                Nomura Resecuritization Trust
     2,079,594     Series 2014-1R, Class 1A13, 1 Mo. LIBOR + 0.32% (b) (d)..........     0.43%       10/26/36         2,039,642
                Opteum Mortgage Acceptance Corp Trust
     4,542,460     Series 2006-1, Class 1AC1, 1 Mo. LIBOR + 0.60% (d)...............     0.79%       04/25/36         4,429,999
                PHH Alternative Mortgage Trust
     1,573,508     Series 2007-2, Class 1A4, 1 Mo. LIBOR + 0.60% (d)................     0.79%       05/25/37         1,550,374
                PRPM LLC
     2,104,165     Series 2021-9, Class A1 (b)......................................     2.36%       10/25/26         2,053,151
     5,041,688     Series 2021-10, Class A1, steps up to 5.49% on 10/26/24 (b) (c)..     2.49%       10/25/26         4,965,725
                RALI Trust
     1,634,614     Series 2005-QO1, Class A1, 1 Mo. LIBOR + 0.30% (d)...............     0.49%       08/25/35         1,366,783
     2,657,430     Series 2006-QO10, Class A1, 1 Mo. LIBOR + 0.32% (d)..............     0.51%       01/25/37         2,546,749
       505,441     Series 2006-QS6, Class 1A15......................................     6.00%       06/25/36           490,885
     2,609,782     Series 2007-QA3, Class A1, 1 Mo. LIBOR + 0.10% (d)...............     0.29%       05/25/37         2,568,560
     3,196,983     Series 2007-QA3, Class A2, 1 Mo. LIBOR + 0.17% (d)...............     0.36%       05/25/37         3,195,172
     1,104,722     Series 2007-QH4, Class A1, 1 Mo. LIBOR + 0.19% (d)...............     0.38%       05/25/37         1,062,654
     1,023,768     Series 2007-QH9, Class A1 (a)....................................     1.33%       11/25/37           982,783
     2,528,231     Series 2007-QS9, Class A33.......................................     6.50%       07/25/37         2,455,950
                Structured Adjustable Rate Mortgage Loan Trust
        25,958     Series 2005-12, Class 3A1 (a)....................................     2.39%       06/25/35            24,001
       400,430     Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.32% (d)...............     0.51%       12/25/36           394,246
       624,278     Series 2007-4, Class 1A1, 1 Mo. LIBOR + 0.48% (d)................     0.67%       05/25/37           645,261
       598,906     Series 2007-4, Class 1A2, 1 Mo. LIBOR + 0.44% (d)................     0.63%       05/25/37           585,178
                Structured Asset Mortgage Investments II Trust
       134,133     Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (d)...............     0.84%       11/19/33           134,346
       306,012     Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (d)..............     0.65%       05/25/45           295,915
       490,863     Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (d)..............     0.65%       02/25/36           473,691
       377,603     Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.44% (d).............     0.63%       05/25/36           358,593
       425,113     Series 2006-AR4, Class 3A1, 1 Mo. LIBOR + 0.38% (d)..............     0.57%       06/25/36           401,487
        38,264     Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.42% (d)..............     0.61%       05/25/36            37,495
     1,753,752     Series 2006-AR6, Class 2A1, 1 Mo. LIBOR + 0.38% (d)..............     0.57%       07/25/46         1,488,500
       977,464     Series 2006-AR8, Class A1A, 1 Mo. LIBOR + 0.40% (d)..............     0.59%       10/25/36           948,890
       435,145     Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.32% (d)..............     0.51%       01/25/37           421,212
       166,150     Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (d)..............     0.37%       01/25/37           160,248
       656,013     Series 2007-AR6, Class A1, 12 Mo. Treasury Average +
                      1.50% (d).....................................................     1.60%       08/25/47           642,287


Page 46                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                TBW Mortgage-Backed Trust
$      238,920     Series 2006-4, Class A4..........................................     6.66%       09/25/36    $      236,223
                WaMu Mortgage Pass-Through Certificates Trust
       133,041     Series 2004-AR12, Class A2A, 1 Mo. LIBOR + 0.78% (d).............     0.97%       10/25/44           128,123
     2,594,542     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                      1.00% (d).....................................................     1.10%       02/25/46         2,615,299
        49,490     Series 2006-AR11, Class 1A, 12 Mo. Treasury Average +
                      0.96% (d).....................................................     1.06%       09/25/46            46,595
     3,035,963     Series 2007-OA4, Class 1A, 12 Mo. Treasury Average +
                      0.77% (d).....................................................     0.87%       05/25/47         2,942,343
       839,883     Series 2007-OA5, Class 1A, 12 Mo. Treasury Average +
                      0.75% (d).....................................................     0.85%       06/25/47           809,094
                Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
     2,255,785     Series 2006-AR6, Class 2A, 12 Mo. Treasury Average +
                      0.96% (d).....................................................     1.06%       08/25/46         1,571,601
       711,771     Series 2007-OC1, Class A4, 1 Mo. LIBOR + 0.32% (d)...............     0.51%       01/25/47           736,443
                Wells Fargo Mortgage Backed Securities Trust
       244,930     Series 2007-AR5, Class A1 (a)....................................     2.91%       10/25/37           240,837
                                                                                                                 --------------
                                                                                                                    150,743,363
                                                                                                                 --------------

                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 9.4%
                AREIT Trust
     1,460,000     Series 2020-CRE4, Class B, SOFR + 4.26% (b) (d)..................     4.31%       04/15/37         1,460,290
                BAMLL Commercial Mortgage Securities Trust
     1,625,000     Series 2020-BHP3, Class A, 1 Mo. LIBOR + 1.90% (b) (d)...........     2.09%       03/15/37         1,622,833
                Banc of America Commercial Mortgage Trust
    14,983,452     Series 2015-UBS7, Class XA, IO (a)...............................     0.79%       09/15/48           367,030
                Bayview Commercial Asset Trust
       756,689     Series 2005-4A, Class A1, 1 Mo. LIBOR + 0.45% (b) (d)............     0.64%       01/25/36           725,959
                BBCMS Mortgage Trust
     3,140,000     Series 2020-BID, Class A, 1 Mo. LIBOR + 2.14% (b) (d)............     2.33%       10/15/37         3,143,811
     2,300,000     Series 2020-BID, Class C, 1 Mo. LIBOR + 3.64% (b) (d)............     3.83%       10/15/37         2,305,290
                BDS Ltd.
     2,000,000     Series 2020-FL6, Class C, SOFR + 2.36% (b) (d)...................     2.41%       09/15/35         1,999,298
     1,125,000     Series 2020-FL6, Class D, SOFR + 2.86% (b) (d)...................     2.91%       09/15/35         1,124,925
     3,377,153     Series 2021-FL8, Class A, 1 Mo. LIBOR + 0.92% (b) (d)............     1.06%       01/18/36         3,322,835
                Benchmark Mortgage Trust
     1,159,813     Series 2018-B6, Class A2.........................................     4.20%       10/10/51         1,185,681
     1,810,000     Series 2020-IG2, Class UBRD (a) (b)..............................     3.51%       09/15/48         1,744,596
     2,275,000     Series 2022-B32, Class AS (a)....................................     3.41%       01/15/55         2,289,542
                BFLD Trust
     2,304,000     Series 2019-DPLO, Class A, 1 Mo. LIBOR + 1.09% (b) (d)...........     1.28%       10/15/34         2,283,040
       782,000     Series 2021-FPM, Class A, 1 Mo. LIBOR + 1.60% (b) (d)............     1.79%       06/15/38           775,369
                BLOX Trust
     1,570,000     Series 2021-BLOX, Class D, 1 Mo. LIBOR + 1.75% (b) (d)...........     1.94%       09/15/26         1,530,231
                BWAY Mortgage Trust
     1,700,000     Series 2015-1740, Class A (b)....................................     2.92%       01/10/35         1,679,544
                BX Commercial Mortgage Trust
     3,420,000     Series 2020-VIV3, Class B (a) (b)................................     3.54%       03/09/44         3,370,054


                        See Notes to Financial Statements                Page 47


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
                BX Commercial Mortgage Trust (Continued)
$    3,350,000     Series 2020-VIV4, Class A (b)....................................     2.84%       03/09/44    $    3,245,291
     1,800,000     Series 2021-21M, Class E, 1 Mo. LIBOR + 2.17% (b) (d)............     2.36%       10/15/36         1,747,757
     2,845,000     Series 2022-AHP, Class AS, 1 Mo. CME Term SOFR +
                      1.49% (b) (d).................................................     1.54%       01/17/39         2,827,608
                BX Trust
     2,800,000     Series 2019-OC11, Class A (b)....................................     3.20%       12/09/41         2,806,694
     2,500,000     Series 2021-BXMF, Class B, 1 Mo. LIBOR + 1.04% (b) (d)...........     1.23%       10/15/26         2,447,812
     2,250,000     Series 2021-VIEW, Class A, 1 Mo. LIBOR + 1.28% (b) (d)...........     1.47%       06/15/23         2,232,385
                BXMT Ltd.
     1,175,000     Series 2020-FL3, Class A, SOFR + 1.51% (b) (d)...................     1.56%       11/15/37         1,175,706
                CAMB Commercial Mortgage Trust
     1,000,000     Series 2019-LIFE, Class F, 1 Mo. LIBOR + 2.55% (b) (d)...........     2.74%       12/15/37           985,666
                Citigroup Commercial Mortgage Trust
       976,637     Series 2020-WSS, Class B, 1 Mo. LIBOR + 2.00% (b) (d)............     2.11%       02/15/39           978,105
                COMM Mortgage Trust
     1,220,000     Series 2012-CR1, Class B.........................................     4.61%       05/15/45         1,219,063
     1,304,000     Series 2012-CR4, Class AM........................................     3.25%       10/15/45         1,301,210
     1,521,672     Series 2012-CR4, Class XA, IO (a)................................     1.68%       10/15/45             8,026
     1,355,061     Series 2014-CR14, Class A2.......................................     3.15%       02/10/47         1,350,528
     4,601,344     Series 2020-CBM, Class XCP, IO (a) (b)...........................     0.60%       02/10/37            76,543
    21,254,000     Series 2020-SBX, Class X, IO (a) (b).............................     0.58%       01/10/38           442,615
                Credit Suisse Mortgage Trust
     1,700,000     Series 2019-UVIL, Class D (a) (b)................................     3.28%       12/15/41         1,516,280
     2,180,000     Series 2020-TMIC, Class A, 1 Mo. LIBOR + 3.00%, 3.25%
                      Floor (b) (d).................................................     3.25%       12/15/35         2,173,185
    25,699,000     Series 2021-980M, Class X, IO (a) (b)............................     0.99%       07/15/31         1,043,326
                Csail Commercial Mortgage Trust
     1,350,000     Series 2015-C2, Class C (a)......................................     4.19%       06/15/57         1,258,579
                DBWF Mortgage Trust
       600,000     Series 2016-85T, Class A (b).....................................     3.79%       12/10/36           622,920
                DROP Mortgage Trust
     1,000,000     Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (b) (d)...........     1.89%       04/15/26           986,947
                GPMT Ltd.
     1,560,872     Series 2021-FL3, Class A, 1 Mo. LIBOR + 1.25% (b) (d)............     1.39%       07/16/35         1,561,887
                GS Mortgage Securities Corp Trust
     2,600,000     Series 2020-UPTN, Class XA, IO (a) (b)...........................     0.35%       02/10/37            26,897
                GS Mortgage Securities Trust
       431,155     Series 2012-GCJ7, Class AS.......................................     4.09%       05/10/45           431,029
     2,376,428     Series 2013-GC14, Class A4.......................................     3.96%       08/10/46         2,408,384
     1,381,806     Series 2014-GC18, Class A3.......................................     3.80%       01/10/47         1,401,533
    85,464,718     Series 2016-GS4, Class XA, IO (a)................................     0.57%       11/10/49         1,979,773
                Hilton USA Trust
     2,753,000     Series 2016-SFP, Class C (b).....................................     4.12%       11/05/35         2,752,500
     3,161,000     Series 2016-SFP, Class F (b).....................................     6.16%       11/05/35         3,158,940
                JP Morgan Chase Commercial Mortgage Securities Trust
     2,059,934     Series 2014-C20, Class A4A2 (b)..................................     3.54%       07/15/47         2,071,788
    37,550,608     Series 2016-JP3, Class XA, IO (a)................................     1.38%       08/15/49         1,864,091
     1,321,000     Series 2021-1440, Class B, 1 Mo. LIBOR + 1.75% (b) (d)...........     1.94%       03/15/36         1,307,814
       700,000     Series 2021-1440, Class C, 1 Mo. LIBOR + 2.30% (b) (d)...........     2.49%       03/15/36           691,181


Page 48                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
                Life Mortgage Trust
$    1,110,756     Series 2021-BMR, Class G, 1 Mo. LIBOR + 2.95% (b) (d)............     3.14%       03/15/38    $    1,083,697
                Med Trust
     1,400,000     Series 2021-MDLN, Class G, 1 Mo. LIBOR + 5.25% (b) (d)...........     5.44%       11/15/38         1,375,514
                Morgan Stanley Capital I Trust
     1,576,550     Series 2016-UB12, Class A3.......................................     3.34%       12/15/49         1,594,388
    28,358,281     Series 2018-H4, Class XA, IO (a).................................     0.84%       12/15/51         1,340,720
     1,050,000     Series 2018-MP, Class A (a) (b)..................................     4.28%       07/11/40         1,114,930
                MSCG Trust
     1,645,000     Series 2018-SELF, Class E, 1 Mo. LIBOR + 2.15% (b) (d)...........     2.34%       10/15/37         1,616,609
                One Market Plaza Trust
     3,176,000     Series 2017-1MKT, Class A (b)....................................     3.61%       02/10/32         3,164,941
                PFP Ltd.
     1,035,000     Series 2019-5, Class B, 1 Mo. LIBOR + 1.65% (b) (d)..............     1.78%       04/14/36         1,034,115
                RBS Commercial Funding, Inc. Trust
     1,285,000     Series 2013-GSP, Class A (a) (b).................................     3.83%       01/15/32         1,307,274
                Ready Capital Mortgage Financing LLC
     1,100,000     Series 2020-FL4, Class AS, 1 Mo. LIBOR + 3.10% (b) (d)...........     3.21%       02/25/35         1,112,606
                SFAVE Commercial Mortgage Securities Trust
       545,000     Series 2015-5AVE, Class C (a) (b)................................     4.39%       01/05/43           463,167
                STWD Mortgage Trust
     2,040,000     Series 2021-LIH, Class A, 1 Mo. LIBOR + 0.86% (b) (d)............     1.05%       11/15/36         1,997,054
     1,550,000     Series 2021-LIH, Class AS, 1 Mo. LIBOR + 1.26% (b) (d)...........     1.45%       11/15/36         1,518,014
                VMC Finance LLC
       779,000     Series 2021-FL4, Class B, 1 Mo. LIBOR + 1.80% (b) (d)............     1.94%       06/16/36           771,824
                Wells Fargo Commercial Mortgage Trust
    10,467,000     Series 2021-SAVE, Class XCP, IO (a) (b)..........................    10.12%       02/15/40           320,395
                                                                                                                 --------------
                                                                                                                    100,847,639
                                                                                                                 --------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................     251,591,002
                (Cost $253,594,119)                                                                              --------------

CORPORATE BONDS AND NOTES -- 21.2%

                ADVERTISING -- 0.1%
     1,525,000  National CineMedia LLC (b)..........................................     5.88%       04/15/28         1,355,115
                                                                                                                 --------------

                AEROSPACE/DEFENSE -- 0.1%
       635,000  Boeing (The) Co.....................................................     1.43%       02/04/24           625,362
                                                                                                                 --------------

                AGRICULTURE -- 0.2%
        30,000  BAT Capital Corp....................................................     2.73%       03/25/31            27,507
     1,250,000  BAT Capital Corp....................................................     4.54%       08/15/47         1,145,556
       645,000  Reynolds American, Inc..............................................     5.85%       08/15/45           697,758
                                                                                                                 --------------
                                                                                                                      1,870,821
                                                                                                                 --------------

                AIRLINES -- 0.1%
       312,683  American Airlines Pass-Through Trust, Series 2014-1, Class A........     3.70%       10/01/26           310,762
        75,103  Continental Airlines Pass-Through Trust, Series 2007-1, Class A.         5.98%       04/19/22            75,489
       560,738  JetBlue Pass-Through Trust, Series 2020-1, Class A..................     4.00%       11/15/32           593,500
       471,025  United Airlines Pass-Through Trust, Series 2013-1, Class A..........     4.30%       08/15/25           483,425
       113,868  US Airways Pass-Through Trust, Series 2012-1, Class A...............     5.90%       10/01/24           120,205
                                                                                                                 --------------
                                                                                                                      1,583,381
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 49


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                AUTO MANUFACTURERS -- 0.1%
$      500,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.27% (d)..................     1.49%       03/28/22    $      500,208
        80,000  General Motors Financial Co., Inc...................................     3.45%       04/10/22            80,161
                                                                                                                 --------------
                                                                                                                        580,369
                                                                                                                 --------------

                BANKS -- 5.1%
     3,000,000  Bank of America Corp. (f)...........................................     3.00%       12/20/23         3,030,223
       300,000  Bank of America Corp. (f)...........................................     2.69%       04/22/32           288,725
     1,500,000  Bank of America Corp. (f)...........................................     2.57%       10/20/32         1,422,266
     2,490,000  Bank of America Corp. (f)...........................................     2.97%       02/04/33         2,442,759
     2,305,000  Bank of America Corp., Series N (f).................................     1.66%       03/11/27         2,210,633
       750,000  Bank of America Corp., Medium-Term Note (f).........................     2.02%       02/13/26           737,902
       390,000  Bank of America Corp., Medium-Term Note (f).........................     3.82%       01/20/28           406,765
       815,000  Bank of America Corp., Medium-Term Note (f).........................     2.09%       06/14/29           772,197
       465,000  Bank of America Corp., Medium-Term Note (f).........................     3.97%       02/07/30           487,500
       165,000  Bank of America Corp., Medium-Term Note (f).........................     2.88%       10/22/30           161,910
       100,000  Citigroup, Inc. (f).................................................     2.88%       07/24/23           100,581
       500,000  Citigroup, Inc. (f).................................................     3.35%       04/24/25           510,496
       520,000  Citigroup, Inc. (f).................................................     3.07%       02/24/28           525,116
       225,000  Citigroup, Inc. (f).................................................     4.08%       04/23/29           237,229
       315,000  Citigroup, Inc. (f).................................................     2.67%       01/29/31           303,953
     1,390,000  Citigroup, Inc. (f).................................................     4.41%       03/31/31         1,506,932
       630,000  Citigroup, Inc. (f).................................................     2.57%       06/03/31           602,103
       520,000  Citigroup, Inc. (f).................................................     2.56%       05/01/32           493,856
     1,765,000  Citigroup, Inc. (f).................................................     3.06%       01/25/33         1,744,340
       135,000  Comerica, Inc. (f)..................................................     5.63%         (g)              140,737
     1,615,000  Goldman Sachs Group (The), Inc. (f).................................     0.93%       10/21/24         1,581,732
     2,110,000  Goldman Sachs Group (The), Inc. (f).................................     1.43%       03/09/27         1,995,828
     6,340,000  Goldman Sachs Group (The), Inc. (f).................................     3.10%       02/24/33         6,240,638
     2,690,000  Goldman Sachs Group (The), Inc., Series D (f).......................     2.38%       07/21/32         2,494,915
       130,000  JPMorgan Chase & Co. (f)............................................     0.70%       03/16/24           128,446
     1,110,000  JPMorgan Chase & Co. (f)............................................     0.97%       06/23/25         1,076,342
       705,000  JPMorgan Chase & Co. (f)............................................     0.77%       08/09/25           678,371
       355,000  JPMorgan Chase & Co. (f)............................................     2.01%       03/13/26           349,519
     1,150,000  JPMorgan Chase & Co. (f)............................................     1.58%       04/22/27         1,101,290
       780,000  JPMorgan Chase & Co. (f)............................................     1.47%       09/22/27           737,194
       675,000  JPMorgan Chase & Co. (f)............................................     2.95%       02/24/28           679,745
       200,000  JPMorgan Chase & Co. (f)............................................     4.01%       04/23/29           211,066
       470,000  JPMorgan Chase & Co. (f)............................................     2.58%       04/22/32           448,667
       525,000  JPMorgan Chase & Co. (f)............................................     2.55%       11/08/32           501,814
     2,465,000  JPMorgan Chase & Co. (f)............................................     2.96%       01/25/33         2,439,486
       540,000  Morgan Stanley (f)..................................................     0.79%       01/22/25           525,212
     6,195,000  Morgan Stanley (f)..................................................     2.94%       01/21/33         6,076,336
       510,000  Morgan Stanley, Global Medium-Term Note, Series G...................     3.70%       10/23/24           528,022
       465,000  Morgan Stanley, Global Medium-Term Note, Series G (f)...............     2.24%       07/21/32           428,324
       215,000  Morgan Stanley, Medium-Term Note (f)................................     2.51%       10/20/32           202,954
       385,000  Wells Fargo & Co. (f)...............................................     5.01%       04/04/51           474,155
       510,000  Wells Fargo & Co., Medium-Term Note (f).............................     3.58%       05/22/28           527,592
       665,000  Wells Fargo & Co., Medium-Term Note (f).............................     2.39%       06/02/28           651,196
       250,000  Wells Fargo & Co., Medium-Term Note.................................     4.15%       01/24/29           266,841
     5,830,000  Wells Fargo & Co., Medium-Term Note (f) (h).........................     3.35%       03/02/33         5,907,671
                                                                                                                 --------------
                                                                                                                     54,379,579
                                                                                                                 --------------


Page 50                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                BEVERAGES -- 0.2%
$      775,000  Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.......     4.90%       02/01/46    $      879,564
       215,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.60%       04/15/48           235,659
       390,000  Constellation Brands, Inc...........................................     4.25%       05/01/23           401,119
       720,000  Primo Water Holdings, Inc. (b)......................................     4.38%       04/30/29           671,440
                                                                                                                 --------------
                                                                                                                      2,187,782
                                                                                                                 --------------

                BIOTECHNOLOGY -- 0.2%
       505,000  Amgen, Inc..........................................................     3.35%       02/22/32           515,002
       520,000  Amgen, Inc..........................................................     4.40%       02/22/62           547,487
     1,000,000  Illumina, Inc.......................................................     2.55%       03/23/31           948,596
                                                                                                                 --------------
                                                                                                                      2,011,085
                                                                                                                 --------------

                CHEMICALS -- 0.1%
       475,000  International Flavors & Fragrances, Inc. (b)........................     1.23%       10/01/25           453,317
       175,000  Unifrax Escrow Issuer Corp. (b).....................................     5.25%       09/30/28           167,856
       625,000  Unifrax Escrow Issuer Corp. (b).....................................     7.50%       09/30/29           571,341
                                                                                                                 --------------
                                                                                                                      1,192,514
                                                                                                                 --------------

                COMMERCIAL SERVICES -- 0.5%
       836,000  Adtalem Global Education, Inc. (b)..................................     5.50%       03/01/28           749,353
       800,000  HealthEquity, Inc. (b)..............................................     4.50%       10/01/29           762,480
     1,365,000  Hertz (The) Corp. (b)...............................................     5.00%       12/01/29         1,274,999
     1,475,000  Prime Security Services Borrower LLC / Prime Finance, Inc. (b)..         3.38%       08/31/27         1,366,701
     1,000,000  Rent-A-Center, Inc. (b).............................................     6.38%       02/15/29           958,755
        61,000  Service Corp. International.........................................     4.63%       12/15/27            61,687
                                                                                                                 --------------
                                                                                                                      5,173,975
                                                                                                                 --------------

                COMPUTERS -- 0.0%
       465,000  NCR Corp. (b).......................................................     5.13%       04/15/29           458,074
                                                                                                                 --------------

                CONSUMER SERVICES -- 0.0%
       375,000  Carriage Services, Inc. (b).........................................     4.25%       05/15/29           354,366
                                                                                                                 --------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.2%
       570,000  Air Lease Corp......................................................     3.88%       07/03/23           583,198
     1,390,000  Air Lease Corp......................................................     2.20%       01/15/27         1,334,796
       300,000  Air Lease Corp., Medium-Term Note...................................     2.88%       01/15/26           299,264
                                                                                                                 --------------
                                                                                                                      2,217,258
                                                                                                                 --------------

                ELECTRIC -- 1.0%
        75,000  Alliant Energy Finance LLC (b)......................................     3.75%       06/15/23            76,702
     2,045,000  Alliant Energy Finance LLC (b)......................................     3.60%       03/01/32         2,063,402
     1,285,000  American Electric Power Co., Inc....................................     2.03%       03/15/24         1,283,719
       365,000  Appalachian Power Co., Series X.....................................     3.30%       06/01/27           378,632
     1,000,000  Duke Energy Corp....................................................     3.75%       04/15/24         1,032,807
       100,000  Evergy Metro, Inc...................................................     4.20%       06/15/47           108,174
     1,254,000  FirstEnergy Corp., Series C.........................................     3.40%       03/01/50         1,083,594
       955,000  FirstEnergy Transmission LLC (b)....................................     2.87%       09/15/28           922,278
       750,000  Jersey Central Power & Light Co. (b)................................     4.70%       04/01/24           780,705
       100,000  Metropolitan Edison Co. (b).........................................     3.50%       03/15/23           101,104
       750,000  MidAmerican Energy Co...............................................     3.95%       08/01/47           796,917
       550,000  NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR + 0.27% (d)..         0.75%       02/22/23           549,533
       345,000  NextEra Energy Capital Holdings, Inc................................     0.65%       03/01/23           341,774
       500,000  Pennsylvania Electric Co. (b).......................................     4.15%       04/15/25           517,931


                        See Notes to Financial Statements                Page 51


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                ELECTRIC (CONTINUED)
$      100,000  Puget Sound Energy, Inc.............................................     4.22%       06/15/48    $      107,841
       450,000  Southwestern Electric Power Co., Series M...........................     4.10%       09/15/28           477,620
                                                                                                                 --------------
                                                                                                                     10,622,733
                                                                                                                 --------------

                ELECTRICAL COMPONENT & EQUIPMENT -- 0.1%
     1,122,000  Energizer Holdings, Inc. (b)........................................     4.38%       03/31/29         1,014,008
                                                                                                                 --------------

                ENGINEERING & CONSTRUCTION -- 0.1%
     1,113,000  Artera Services LLC (b).............................................     9.03%       12/04/25         1,118,148
                                                                                                                 --------------

                ENTERTAINMENT -- 0.2%
       189,000  Caesars Entertainment, Inc. (b).....................................     6.25%       07/01/25           196,119
       125,000  Caesars Entertainment, Inc. (b).....................................     4.63%       10/15/29           119,100
       515,000  Churchill Downs, Inc. (b)...........................................     5.50%       04/01/27           523,330
       600,000  Cinemark USA, Inc. (b)..............................................     5.25%       07/15/28           568,476
       763,000  WMG Acquisition Corp. (b)...........................................     3.75%       12/01/29           729,992
                                                                                                                 --------------
                                                                                                                      2,137,017
                                                                                                                 --------------

                ENVIRONMENTAL CONTROL -- 0.1%
       200,000  Clean Harbors, Inc. (b).............................................     4.88%       07/15/27           200,836
     1,153,000  Waste Pro USA, Inc. (b).............................................     5.50%       02/15/26         1,088,432
                                                                                                                 --------------
                                                                                                                      1,289,268
                                                                                                                 --------------

                FOOD -- 0.7%
       500,000  Chobani LLC / Chobani Finance Corp., Inc. (b).......................     4.63%       11/15/28           482,115
       300,000  Kraft Heinz Foods Co................................................     3.75%       04/01/30           307,290
       186,000  Kraft Heinz Foods Co................................................     4.25%       03/01/31           197,741
     1,650,000  Kraft Heinz Foods Co................................................     5.20%       07/15/45         1,869,994
       240,000  Kraft Heinz Foods Co................................................     4.38%       06/01/46           246,000
       765,000  Kraft Heinz Foods Co................................................     4.88%       10/01/49           848,194
        20,000  Pilgrim's Pride Corp. (b)...........................................     5.88%       09/30/27            20,580
       286,000  Pilgrim's Pride Corp. (b)...........................................     4.25%       04/15/31           276,705
     1,200,000  Pilgrim's Pride Corp. (b)...........................................     3.50%       03/01/32         1,099,848
     1,515,000  Post Holdings, Inc. (b).............................................     4.63%       04/15/30         1,429,622
       550,000  Post Holdings, Inc. (b).............................................     4.50%       09/15/31           510,048
       387,000  Smithfield Foods, Inc. (b)..........................................     5.20%       04/01/29           424,293
                                                                                                                 --------------
                                                                                                                      7,712,430
                                                                                                                 --------------

                FOREST PRODUCTS & PAPER -- 0.1%
       755,000  Clearwater Paper Corp. (b)..........................................     4.75%       08/15/28           710,912
                                                                                                                 --------------

                GAS -- 0.0%
       155,000  Southern Co. Gas Capital Corp.......................................     5.88%       03/15/41           193,824
                                                                                                                 --------------

                HEALTHCARE-PRODUCTS -- 0.3%
     1,600,000  Alcon Finance Corp. (b).............................................     3.00%       09/23/29         1,586,130
       208,000  Hologic, Inc. (b)...................................................     4.63%       02/01/28           215,011
       646,000  Mozart Debt Merger Sub, Inc. (b)....................................     3.88%       04/01/29           610,609
     1,000,000  PerkinElmer, Inc....................................................     2.25%       09/15/31           917,012
                                                                                                                 --------------
                                                                                                                      3,328,762
                                                                                                                 --------------

                HEALTHCARE-SERVICES -- 1.6%
       635,000  Barnabas Health, Inc., Series 2012..................................     4.00%       07/01/28           673,810
       135,000  Centene Corp........................................................     4.25%       12/15/27           138,358
     1,378,000  Centene Corp........................................................     2.45%       07/15/28         1,300,171


Page 52                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                HEALTHCARE-SERVICES (CONTINUED)
$    1,396,000  Centene Corp........................................................     3.00%       10/15/30    $    1,332,825
       500,000  Centene Corp........................................................     2.50%       03/01/31           462,623
       250,000  CommonSpirit Health.................................................     3.35%       10/01/29           252,649
       370,000  CommonSpirit Health.................................................     2.78%       10/01/30           361,332
       750,000  Encompass Health Corp...............................................     4.63%       04/01/31           708,851
       120,000  HCA, Inc............................................................     5.00%       03/15/24           126,255
        90,000  HCA, Inc............................................................     5.25%       04/15/25            96,742
       260,000  HCA, Inc............................................................     5.25%       06/15/26           281,895
       360,000  HCA, Inc............................................................     7.05%       12/01/27           415,561
     1,300,000  HCA, Inc............................................................     5.88%       02/01/29         1,458,015
       417,000  HCA, Inc............................................................     4.13%       06/15/29           437,446
       520,000  HCA, Inc............................................................     2.38%       07/15/31           478,423
     1,830,000  HCA, Inc............................................................     5.50%       06/15/47         2,140,671
       470,000  HCA, Inc............................................................     5.25%       06/15/49           534,383
       365,000  HCA, Inc., Medium-Term Note.........................................     7.58%       09/15/25           410,851
       100,000  Humana, Inc.........................................................     3.15%       12/01/22           100,959
     1,550,000  ModivCare Escrow Issuer, Inc. (b)...................................     5.00%       10/01/29         1,461,340
       700,000  Molina Healthcare, Inc. (b).........................................     4.38%       06/15/28           698,226
       919,000  Molina Healthcare, Inc. (b).........................................     3.88%       11/15/30           903,722
       325,000  Molina Healthcare, Inc. (b).........................................     3.88%       05/15/32           315,804
       874,000  Prime Healthcare Services, Inc. (b).................................     7.25%       11/01/25           894,862
        62,000  Tenet Healthcare Corp...............................................     4.63%       07/15/24            62,301
       250,000  Tenet Healthcare Corp. (b)..........................................     4.88%       01/01/26           250,960
       178,000  Tenet Healthcare Corp. (b)..........................................     4.63%       06/15/28           174,234
     1,000,000  Tenet Healthcare Corp. (b)..........................................     4.38%       01/15/30           966,550
                                                                                                                 --------------
                                                                                                                     17,439,819
                                                                                                                 --------------

                INSURANCE -- 0.9%
       437,000  Acrisure LLC / Acrisure Finance, Inc. (b)...........................     4.25%       02/15/29           411,313
       550,000  AmWINS Group, Inc. (b)..............................................     4.88%       06/30/29           524,565
     1,060,000  Aon Corp. / Aon Global Holdings PLC.................................     3.90%       02/28/52         1,063,261
     1,560,000  Athene Global Funding (b)...........................................     1.99%       08/19/28         1,443,677
       675,000  Athene Global Funding (b)...........................................     2.72%       01/07/29           651,809
       250,000  Farmers Exchange Capital III (b) (f)................................     5.45%       10/15/54           292,168
       775,000  Farmers Insurance Exchange (b)......................................     8.63%       05/01/24           873,039
       465,000  Farmers Insurance Exchange (b) (f)..................................     4.75%       11/01/57           511,172
       750,000  MassMutual Global Funding II (b)....................................     3.40%       03/08/26           783,639
     1,360,000  Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (b) (d)........     2.49%       12/15/24         1,360,641
        50,000  Teachers Insurance & Annuity Association of America (b).............     4.27%       05/15/47            54,062
       220,000  Teachers Insurance & Annuity Association of America (b).............     3.30%       05/15/50           206,166
     1,260,000  Teachers Insurance & Annuity Association of America (b) (f).........     4.38%       09/15/54         1,284,729
                                                                                                                 --------------
                                                                                                                      9,460,241
                                                                                                                 --------------

                INTERNET -- 0.2%
     1,775,000  Netflix, Inc........................................................     5.88%       02/15/25         1,930,224
                                                                                                                 --------------

                LODGING -- 0.1%
     1,050,000  Boyd Gaming Corp. (b)...............................................     4.75%       06/15/31         1,032,633
                                                                                                                 --------------

                MACHINERY-DIVERSIFIED -- 0.1%
     1,000,000  OT Merger Corp. (b).................................................     7.88%       10/15/29           892,595
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 53


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                MEDIA -- 1.2%
$      624,000  Cable One, Inc. (b).................................................     4.00%       11/15/30    $      577,974
       609,000  CCO Holdings LLC / CCO Holdings Capital Corp. (b)...................     4.50%       08/15/30           584,147
     1,850,000  CCO Holdings LLC / CCO Holdings Capital Corp. (b)...................     4.75%       02/01/32         1,798,598
       295,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     2.30%       02/01/32           261,674
       370,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.38%       05/01/47           391,446
       325,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.75%       04/01/48           359,692
       542,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.13%       07/01/49           553,128
       470,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     4.80%       03/01/50           460,173
       173,000  Cox Communications, Inc. (b)........................................     3.15%       08/15/24           176,709
       170,000  Cox Communications, Inc. (b)........................................     2.60%       06/15/31           160,176
       900,000  Cox Enterprises, Inc. (b)...........................................     7.38%       07/15/27         1,093,663
        20,000  CSC Holdings LLC (b)................................................     5.38%       02/01/28            19,500
       687,000  CSC Holdings LLC (b)................................................     6.50%       02/01/29           696,670
       565,000  CSC Holdings LLC (b)................................................     4.13%       12/01/30           508,147
       500,000  CSC Holdings LLC (b)................................................     3.38%       02/15/31           426,626
       725,000  CSC Holdings LLC (b)................................................     4.50%       11/15/31           660,765
     1,772,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (b)...........     5.38%       08/15/26           729,568
     1,377,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (b)...........     6.63%       08/15/27           333,922
       450,000  Directv Financing LLC / Directv Financing Co.-Obligor, Inc. (b).....     5.88%       08/15/27           450,715
     1,205,000  Gray Escrow II, Inc. (b)............................................     5.38%       11/15/31         1,149,437
     1,145,000  Sinclair Television Group, Inc. (b).................................     4.13%       12/01/30         1,026,584
       450,000  Time Warner Cable LLC...............................................     5.50%       09/01/41           479,514
       390,000  Walt Disney (The) Co................................................     4.00%       10/01/23           404,083
                                                                                                                 --------------
                                                                                                                     13,302,911
                                                                                                                 --------------

                OIL & GAS -- 0.2%
       105,000  Antero Resources Corp. (b)..........................................     8.38%       07/15/26           115,361
       210,000  Exxon Mobil Corp....................................................     4.33%       03/19/50           237,336
     1,118,000  Occidental Petroleum Corp...........................................       (i)       10/10/36           602,362
       800,000  Sunoco L.P. / Sunoco Finance Corp...................................     4.50%       05/15/29           768,040
       196,000  Sunoco L.P. / Sunoco Finance Corp. (b)..............................     4.50%       04/30/30           187,555
                                                                                                                 --------------
                                                                                                                      1,910,654
                                                                                                                 --------------

                OIL & GAS SERVICES -- 0.1%
       536,000  Archrock Partners L.P. / Archrock Partners Finance Corp. (b)........     6.25%       04/01/28           536,622
       340,000  USA Compression Partners L.P. / USA Compression Finance Corp........     6.88%       04/01/26           341,909
       350,000  USA Compression Partners L.P. / USA Compression Finance Corp........     6.88%       09/01/27           350,731
                                                                                                                 --------------
                                                                                                                      1,229,262
                                                                                                                 --------------

                PACKAGING & CONTAINERS -- 0.2%
        58,000  Ball Corp...........................................................     4.00%       11/15/23            59,299
     1,830,000  Berry Global, Inc. (b)..............................................     4.88%       07/15/26         1,857,386
       295,000  Berry Global, Inc...................................................     1.65%       01/15/27           275,536
        58,000  Graphic Packaging International LLC.................................     4.88%       11/15/22            58,653
        20,000  Mauser Packaging Solutions Holding Co. (b)..........................     5.50%       04/15/24            19,920
        60,000  Sealed Air Corp. (b)................................................     5.50%       09/15/25            62,926


Page 54                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                PACKAGING & CONTAINERS (CONTINUED)
$       20,000  Sealed Air Corp. (b)................................................     4.00%       12/01/27    $       19,833
                                                                                                                 --------------
                                                                                                                      2,353,553
                                                                                                                 --------------

                PHARMACEUTICALS -- 1.6%
       725,000  180 Medical, Inc. (b)...............................................     3.88%       10/15/29           697,262
     1,495,000  AbbVie, Inc.........................................................     4.55%       03/15/35         1,646,985
       433,000  AbbVie, Inc.........................................................     4.50%       05/14/35           481,267
       105,000  AbbVie, Inc.........................................................     4.05%       11/21/39           110,152
       200,000  AbbVie, Inc.........................................................     4.45%       05/14/46           215,431
       450,000  AbbVie, Inc.........................................................     4.25%       11/21/49           478,099
       810,000  Bayer US Finance II LLC (b).........................................     2.85%       04/15/25           810,933
       180,000  Bayer US Finance II LLC (b).........................................     4.25%       12/15/25           189,306
       880,000  Bayer US Finance II LLC (b).........................................     4.38%       12/15/28           939,789
       265,000  Bayer US Finance II LLC (b).........................................     4.63%       06/25/38           285,088
     1,960,000  Bayer US Finance II LLC (b).........................................     4.40%       07/15/44         1,981,540
       400,000  Bayer US Finance II LLC (b).........................................     4.88%       06/25/48           437,964
     1,495,000  Becton Dickinson and Co.............................................     2.82%       05/20/30         1,469,636
       330,000  Cigna Corp..........................................................     4.38%       10/15/28           358,081
       400,000  Cigna Corp..........................................................     4.90%       12/15/48           453,207
       950,000  CVS Health Corp.....................................................     2.75%       12/01/22           957,221
     1,820,000  CVS Health Corp.....................................................     5.05%       03/25/48         2,118,735
       447,000  Elanco Animal Health, Inc...........................................     5.77%       08/28/23           460,991
     1,000,000  Embecta Corp. (b)...................................................     5.00%       02/15/30           987,920
     1,105,000  Option Care Health, Inc. (b)........................................     4.38%       10/31/29         1,067,739
     1,347,000  Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (b).............     5.13%       04/30/31         1,338,231
                                                                                                                 --------------
                                                                                                                     17,485,577
                                                                                                                 --------------

                PIPELINES -- 0.7%
        50,000  Energy Transfer L.P.................................................     4.00%       10/01/27            51,777
       930,000  Energy Transfer L.P.................................................     5.40%       10/01/47           995,188
       470,000  Energy Transfer L.P.................................................     5.00%       05/15/50           488,759
       594,000  Energy Transfer L.P., Series B (f)..................................     6.63%         (g)              538,313
       765,000  Global Partners L.P. / GLP Finance Corp.............................     6.88%       01/15/29           777,630
       250,000  Kinder Morgan, Inc..................................................     5.55%       06/01/45           285,956
       607,000  NGL Energy Operating LLC / NGL Energy Finance Corp. (b).............     7.50%       02/01/26           610,217
       845,000  Plains All American Pipeline L.P. / PAA Finance Corp................     3.55%       12/15/29           834,763
       350,000  Rockies Express Pipeline LLC (b)....................................     4.95%       07/15/29           339,210
       100,000  Rockies Express Pipeline LLC (b)....................................     6.88%       04/15/40           102,156
       598,788  Ruby Pipeline LLC (j)...............................................     8.00%       04/01/22           518,457
       774,000  TransMontaigne Partners L.P. / TLP Finance Corp.....................     6.13%       02/15/26           754,836
     1,705,000  Venture Global Calcasieu Pass LLC (b)...............................     4.13%       08/15/31         1,690,533
                                                                                                                 --------------
                                                                                                                      7,987,795
                                                                                                                 --------------

                REAL ESTATE INVESTMENT TRUSTS -- 1.3%
        75,000  Alexandria Real Estate Equities, Inc., Class E......................     3.45%       04/30/25            77,721
       895,000  American Assets Trust L.P...........................................     3.38%       02/01/31           867,322
        75,000  American Campus Communities Operating Partnership L.P...............     3.75%       04/15/23            76,178
       500,000  American Campus Communities Operating Partnership L.P...............     4.13%       07/01/24           519,464
       560,000  American Campus Communities Operating Partnership L.P...............     3.63%       11/15/27           581,453
       250,000  Boston Properties L.P...............................................     2.75%       10/01/26           250,893
       200,000  Boston Properties L.P...............................................     3.40%       06/21/29           204,635
       550,000  Camden Property Trust...............................................     2.95%       12/15/22           554,807


                        See Notes to Financial Statements                Page 55


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$      500,000  CubeSmart L.P.......................................................     4.38%       02/15/29    $      544,469
       515,000  CyrusOne L.P. / CyrusOne Finance Corp...............................     2.90%       11/15/24           521,535
     1,310,000  CyrusOne L.P. / CyrusOne Finance Corp...............................     3.45%       11/15/29         1,379,686
       200,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       11/01/23           208,745
       845,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       04/15/26           905,223
       175,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.75%       06/01/28           194,152
       185,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.30%       01/15/29           201,428
       465,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.00%       01/15/30           465,785
       490,000  Healthcare Realty Trust, Inc........................................     3.63%       01/15/28           505,407
       500,000  Hudson Pacific Properties L.P.......................................     3.95%       11/01/27           522,925
       175,000  Hudson Pacific Properties L.P.......................................     4.65%       04/01/29           190,439
       310,000  Invitation Homes Operating Partnership L.P..........................     2.30%       11/15/28           293,437
       800,000  Iron Mountain Information Management Services, Inc. (b).............     5.00%       07/15/32           760,804
       200,000  Iron Mountain, Inc. (b).............................................     5.25%       07/15/30           198,293
       200,000  Iron Mountain, Inc. (b).............................................     4.50%       02/15/31           187,274
       400,000  Kilroy Realty L.P...................................................     3.45%       12/15/24           410,359
       400,000  Kilroy Realty L.P...................................................     4.38%       10/01/25           420,889
       500,000  Kimco Realty Corp...................................................     3.40%       11/01/22           506,065
       505,000  Lexington Realty Trust..............................................     2.70%       09/15/30           482,132
       117,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co-Issuer, Inc...................................................     5.63%       05/01/24           121,601
       109,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co-Issuer, Inc. (b)..............................................     4.63%       06/15/25           112,442
       250,000  National Retail Properties, Inc.....................................     3.90%       06/15/24           259,096
       250,000  Realty Income Corp..................................................     4.63%       11/01/25           268,899
       325,000  SL Green Operating Partnership L.P..................................     3.25%       10/15/22           328,174
       300,000  Ventas Realty L.P...................................................     3.75%       05/01/24           309,211
       250,000  Ventas Realty L.P...................................................     2.65%       01/15/25           251,541
        75,000  Ventas Realty L.P...................................................     4.00%       03/01/28            79,810
                                                                                                                 --------------
                                                                                                                     13,762,294
                                                                                                                 --------------

                RETAIL -- 0.4%
       750,000  Asbury Automotive Group, Inc. (b)...................................     5.00%       02/15/32           729,165
       760,000  Bloomin' Brands, Inc. / OSI Restaurant Partners LLC (b).............     5.13%       04/15/29           743,824
       164,000  FirstCash, Inc. (b).................................................     4.63%       09/01/28           155,037
       788,000  FirstCash, Inc. (b).................................................     5.63%       01/01/30           783,772
     2,170,000  Michaels (The) Cos., Inc. (b).......................................     7.88%       05/01/29         1,902,797
                                                                                                                 --------------
                                                                                                                      4,314,595
                                                                                                                 --------------

                SEMICONDUCTORS -- 0.1%
        75,000  Broadcom, Inc.......................................................     3.63%       10/15/24            77,134
       295,000  Broadcom, Inc.......................................................     4.30%       11/15/32           311,073
       660,000  Broadcom, Inc. (b)..................................................     3.42%       04/15/33           644,331
       415,000  Intel Corp..........................................................     3.73%       12/08/47           418,285
       100,000  Intel Corp..........................................................     3.05%       08/12/51            90,771
                                                                                                                 --------------
                                                                                                                      1,541,594
                                                                                                                 --------------

                SOFTWARE -- 0.3%
       960,000  Oracle Corp.........................................................     2.88%       03/25/31           917,324
       655,000  Oracle Corp.........................................................     3.80%       11/15/37           623,202
       490,000  Oracle Corp.........................................................     4.00%       11/15/47           447,032


Page 56                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                SOFTWARE (CONTINUED)
$    1,081,000  Oracle Corp.........................................................     3.95%       03/25/51    $      990,843
                                                                                                                 --------------
                                                                                                                      2,978,401
                                                                                                                 --------------

                TELECOMMUNICATIONS -- 2.7%
       436,000  AT&T, Inc...........................................................     2.25%       02/01/32           401,892
       775,000  AT&T, Inc...........................................................     2.55%       12/01/33           719,206
       150,000  AT&T, Inc...........................................................     4.50%       05/15/35           164,447
       200,000  AT&T, Inc...........................................................     5.25%       03/01/37           234,897
       594,000  AT&T, Inc...........................................................     4.85%       03/01/39           655,693
       750,000  AT&T, Inc...........................................................     4.30%       12/15/42           776,240
       605,000  AT&T, Inc...........................................................     4.75%       05/15/46           670,701
     2,720,000  AT&T, Inc...........................................................     3.80%       12/01/57         2,556,542
     1,080,000  CommScope, Inc. (b).................................................     4.75%       09/01/29         1,008,855
       456,000  Frontier Communications Holdings LLC (b)............................     5.00%       05/01/28           443,346
       625,000  Level 3 Financing, Inc. (b).........................................     4.63%       09/15/27           602,147
     1,515,000  Level 3 Financing, Inc. (b).........................................     3.63%       01/15/29         1,329,453
       300,000  Level 3 Financing, Inc. (b).........................................     3.75%       07/15/29           265,212
     1,070,000  Level 3 Financing, Inc. (b).........................................     3.88%       11/15/29         1,023,765
     1,800,000  Lumen Technologies, Inc. (b)........................................     5.38%       06/15/29         1,565,118
       342,000  Qwest Corp..........................................................     7.25%       09/15/25           378,332
       335,000  SES GLOBAL Americas Holdings G.P. (b)...............................     5.30%       03/25/44           350,499
       542,000  Sprint Corp.........................................................     7.88%       09/15/23           582,989
     3,932,500  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (b).........................................     4.74%       03/20/25         4,053,383
       280,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (b).........................................     5.15%       03/20/28           301,550
       125,000  T-Mobile USA, Inc...................................................     2.25%       02/15/26           120,768
       950,000  T-Mobile USA, Inc. (b)..............................................     2.25%       02/15/26           917,838
        74,000  T-Mobile USA, Inc...................................................     4.75%       02/01/28            76,477
     1,000,000  T-Mobile USA, Inc...................................................     2.63%       02/15/29           939,545
     1,445,000  T-Mobile USA, Inc...................................................     3.88%       04/15/30         1,495,043
       700,000  T-Mobile USA, Inc...................................................     2.55%       02/15/31           654,827
     2,000,000  T-Mobile USA, Inc...................................................     3.50%       04/15/31         1,965,650
       250,000  T-Mobile USA, Inc...................................................     4.38%       04/15/40           258,463
       135,000  Verizon Communications, Inc.........................................     2.10%       03/22/28           130,648
     3,035,000  Verizon Communications, Inc. (b)....................................     2.36%       03/15/32         2,835,327
     1,215,000  Zayo Group Holdings, Inc. (b).......................................     4.00%       03/01/27         1,156,777
                                                                                                                 --------------
                                                                                                                     28,635,630
                                                                                                                 --------------
                TRANSPORTATION -- 0.0%
       505,000  Union Pacific Corp..................................................     3.50%       02/14/53           506,202
                                                                                                                 --------------
                TOTAL CORPORATE BONDS AND NOTES................................................................     228,880,763
                (Cost $234,538,142)                                                                              --------------

ASSET-BACKED SECURITIES -- 17.5%

                321 Henderson Receivables LLC
       278,532     Series 2013-2A, Class A (b)......................................     4.21%       03/15/62           304,573
                ABFC Trust
        82,315     Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (b) (d)...........     0.49%       05/25/37            78,670
     1,040,235     Series 2007-WMC1, Class A1A, 1 Mo. LIBOR + 1.25% (d).............     1.44%       06/25/37           851,921


                        See Notes to Financial Statements                Page 57


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                ACE Securities Corp. Home Equity Loan Trust
$    3,568,549     Series 2006-ASP6, Class A2C, 1 Mo. LIBOR + 0.32% (d).............     0.51%       12/25/36    $    1,641,018
       865,997     Series 2006-HE3, Class A2C, 1 Mo. LIBOR + 0.30% (d)..............     0.49%       06/25/36           768,009
     2,264,248     Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.30% (d)...............     0.49%       01/25/37         1,484,437
     3,121,718     Series 2007-WM2, Class A1, 1 Mo. LIBOR + 0.21% (d)...............     0.40%       02/25/37         1,740,805
                AGL CLO Ltd.
     1,200,000     Series 2021-12A, Class A1, 3 Mo. LIBOR + 1.16% (b) (d)...........     1.41%       07/20/34         1,200,465
     2,000,000     Series 2021-13A, Class A1, 3 Mo. LIBOR + 1.16% (b) (d)...........     1.32%       10/20/34         1,982,000
                AIG CLO Ltd.
     1,600,000     Series 2018-1A, Class BR, 3 Mo. LIBOR + 1.70% (b) (d)............     1.95%       04/20/32         1,591,472
                AIMCO CLO
     2,600,000     Series 2015-AA, Class BR2, 3 Mo. LIBOR + 1.60% (b) (d)...........     1.84%       10/17/34         2,588,437
                Aimco CLO Ltd.
     2,100,000     Series 2020-11A, Class AR, 3 Mo. LIBOR + 1.13% (b) (d)...........     1.37%       10/17/34         2,089,501
                Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through
                 Certificates
       534,677     Series 2002-AR1, Class M1, 1 Mo. LIBOR + 1.07% (d)...............     1.18%       09/25/32           559,387
                Apidos CLO XXXVII
     1,625,000     Series 2021-37A, Class B, 3 Mo. LIBOR + 1.60% (b) (d)............     1.73%       10/22/34         1,622,627
                Ares LXII CLO Ltd.
     2,000,000     Series 2021-62A, Class B, 3 Mo. LIBOR + 1.65% (b) (d)............     1.87%       01/25/34         2,000,091
                Argent Securities Trust
     1,330,054     Series 2006-W2, Class A2B, 1 Mo. LIBOR + 0.38% (d)...............     0.57%       03/25/36           920,862
                Argent Securities, Inc., Asset-Backed Pass-Through Certificates
       154,541     Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.66% (d)................     0.85%       11/25/35           152,724
     2,200,000     Series 2005-W3, Class M2, 1 Mo. LIBOR + 0.69% (d)................     0.88%       11/25/35         2,094,172
                BCMSC Trust
     2,369,065     Series 2000-A, Class A5..........................................     8.32%       06/15/30           532,703
                BNC Mortgage Loan Trust
     1,512,299     Series 2006-2, Class A4, 1 Mo. LIBOR + 0.32% (d).................     0.51%       11/25/36         1,489,030
                CAL Funding IV Ltd.
     1,319,375     Series 2020-1A, Class A (b)......................................     2.22%       09/25/45         1,281,445
                Carrington Mortgage Loan Trust
        11,833     Series 2005-NC5, Class M1, 1 Mo. LIBOR + 0.72% (d)...............     0.91%       10/25/35            11,940
                Carvana Auto Receivables Trust
         5,450     Series 2020-P1, Class R (b)......................................      (i)        09/08/27         1,402,246
         3,300     Series 2021-N2, Class R (b)......................................      (i)        03/10/28         1,783,049
         2,800     Series 2021-P4, Class R (b)......................................      (i)        09/11/28         1,590,064
                C-BASS TRUST
     2,811,391     Series 2007-CB1, Class AF2 (c)...................................     3.18%       01/25/37         1,197,744
     2,784,781     Series 2007-CB1, Class AF3 (c)...................................     3.18%       01/25/37         1,186,373
                Cedar Funding XIV CLO Ltd.
     1,850,000     Series 2021-14A, Class A, 3 Mo. LIBOR + 1.10% (b) (d)............     1.34%       07/15/33         1,844,233
                CF Hippolyta LLC
     3,743,688     Series 2020-1, Class A1 (b)......................................     1.69%       07/15/60         3,624,629
                CIT Education Loan Trust
     3,597,870     Series 2005-1, Class A4, 3 Mo. LIBOR + 0.16% (d).................     0.36%       12/15/33         3,463,376
                Citigroup Mortgage Loan Trust
     2,939,288     Series 2006-HE3, Class A2B, 1 Mo. LIBOR + 0.20% (d)..............     0.39%       12/25/36         2,394,367
                Citigroup Mortgage Loan Trust, Inc.
       416,368     Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (d)..............     0.45%       06/25/37           412,012


Page 58                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Cologix Data Centers US Issuer LLC
$    1,960,000     Series 2021-1A, Class A2 (b).....................................     3.30%       12/26/51    $    1,940,808
                Conseco Finance Corp.
     2,096,996     Series 1999-3, Class A8..........................................     7.06%       02/01/31         2,029,666
                CoreVest American Finance Trust
       405,000     Series 2020-1, Class A2 (b)......................................     2.30%       03/15/50           386,787
     1,382,434     Series 2020-1, Class XA, IO (a) (b)..............................     2.67%       03/15/50           114,791
     1,092,027     Series 2020-3, Class XA, IO (a) (b)..............................     3.67%       08/15/53           124,016
     1,250,000     Series 2020-3, Class XB, IO (a) (b)..............................     2.62%       08/15/53           201,831
     1,640,000     Series 2020-4, Class B (b).......................................     1.71%       12/15/52         1,541,280
                Countrywide Asset-Backed Certificates
        99,128     Series 2006-6, Class 1A1, 1 Mo. LIBOR + 0.34% (d)................     0.53%       09/25/36            98,927
                Credit-Based Asset Servicing & Securitization LLC
       957,000     Series 2006-MH1, Class B1 (b) (c)................................     6.25%       10/25/36           968,117
                CWABS Asset-Backed Certificates Trust
     1,600,000     Series 2005-17, Class MV2, 1 Mo. LIBOR + 0.72% (d)...............     0.91%       05/25/36         1,575,801
                DataBank Issuer
     2,245,000     Series 2021-1A, Class A2 (b).....................................     2.06%       02/27/51         2,153,877
                Dryden CLO Ltd.
       625,000     Series 2019-72A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)...........     2.16%       05/15/32           620,615
     3,100,000     Series 2020-85A, Class AR, 3 Mo. LIBOR + 1.15% (b) (d)...........     1.39%       10/15/35         3,077,990
                Eaton Vance CLO Ltd.
     1,800,000     Series 2019-1A, Class AR, 3 Mo. LIBOR + 1.10% (b) (d)............     1.34%       04/15/31         1,803,687
     1,750,000     Series 2020-1A, Class AR, 3 Mo. LIBOR + 1.17% (b) (d)............     1.41%       10/15/34         1,748,695
                ECMC Group Student Loan Trust
     1,761,312     Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (b) (d).............     1.24%       05/25/67         1,773,769
     1,984,313     Series 2021-1A, Class A1B, 1 Mo. LIBOR + 0.57% (b) (d)...........     0.76%       11/25/70         1,971,190
                Elmwood CLO VI Ltd.
     2,600,000     Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)............     1.90%       10/20/34         2,572,201
                EquiFirst Mortgage Loan Trust
        29,360     Series 2005-1, Class M3, 1 Mo. LIBOR + 0.72% (d).................     0.91%       04/25/35            29,384
                First Franklin Mortgage Loan Trust
        68,885     Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.30% (d).............     0.49%       08/25/36            67,395
                Flatiron CLO Ltd.
     1,000,000     Series 2021-1A, Class B, 3 Mo. LIBOR + 1.60% (b) (d).............     1.85%       07/19/34         1,000,121
                Fremont Home Loan Trust
        45,831     Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.68% (d)................     0.87%       11/25/35            45,618
                GCI Funding I LLC
     1,354,017     Series 2021-1, Class A (b).......................................     2.38%       06/18/46         1,318,920
                Goldentree Loan Management US CLO Ltd.
     1,200,000     Series 2019-4A, Class AR, 3 Mo. LIBOR + 1.11% (b) (d)............     1.37%       04/24/31         1,194,353
                Golub Capital Partners CLO L.P.
     1,575,000     Series 2021-54A, Class A, 3 Mo. LIBOR + 1.53% (b) (d)............     1.65%       08/05/33         1,572,061
                GPMT Ltd.
     2,500,000     Series 2019-FL2, Class AS, 1 Mo. LIBOR + 1.60% (b) (d)...........     1.77%       02/22/36         2,490,935
                GSAA Home Equity Trust
       349,727     Series 2007-8, Class A3, 1 Mo. LIBOR + 0.90% (d).................     1.09%       08/25/37           351,756
                GSAMP Trust
       989,047     Series 2006-HE4, Class A2D, 1 Mo. LIBOR + 0.52% (d)..............     0.71%       06/25/36           973,863
     1,207,475     Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (d)...............     0.33%       01/25/37           880,797


                        See Notes to Financial Statements                Page 59


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                HPS Loan Management Ltd.
$    1,225,000     Series 10A-16, Class A1RR, 3 Mo. LIBOR + 1.14% (b) (d)...........     1.39%       04/20/34    $    1,225,484
     2,700,000     Series 2021-16A, Class B, 3 Mo. LIBOR + 1.70% (b) (d)............     1.96%       01/23/35         2,691,255
                Invitation Homes Trust
     1,141,062     Series 2018-SFR4, Class A, 1 Mo. LIBOR + 1.10% (b) (d)...........     1.22%       01/17/38         1,138,580
                JP Morgan Mortgage Acquisition Trust
       721,905     Series 2006-CH2, Class AF6, steps up to 6.04% after Redemption
                      Date (c)......................................................     5.54%       10/25/36           533,579
       626,709     Series 2006-WF1, Class A5........................................     6.91%       07/25/36           249,403
       991,575     Series 2007-CH2, Class AF6, steps up to 6.05% after Redemption
                      Date (c)......................................................     4.47%       01/25/37           671,792
                Lehman XS Trust
     1,492,205     Series 2006-15, Class A4, 1 Mo. LIBOR + 0.34% (d)................     0.53%       10/25/36         1,471,095
     3,929,533     Series 2006-19, Class A3, 1 Mo. LIBOR + 0.50% (d)................     0.69%       12/25/36         3,610,502
     2,066,547     Series 2007-11, Class A3, 1 Mo. LIBOR + 0.52% (d)................     0.71%       02/25/47         2,031,021
                Long Beach Mortgage Loan Trust
     2,339,243     Series 2006-8, Class 2A3, 1 Mo. LIBOR + 0.32% (d)................     0.51%       09/25/36           875,132
                Mastr Asset Backed Securities Trust
       128,382     Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (d)...............     0.35%       11/25/36            93,360
     1,703,147     Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.22% (d)...............     0.41%       08/25/36           835,757
                Merrill Lynch First Franklin Mortgage Loan Trust
     1,853,814     Series 2007-1, Class A1, 1 Mo. LIBOR + 0.14% (d).................     0.33%       04/25/37         1,079,092
     3,401,295     Series 2007-5, Class 1A, 1 Mo. LIBOR + 0.85% (d).................     1.04%       10/25/37         2,713,325
                Merrill Lynch Mortgage Investors Trust
     3,087,066     Series 2006-HE6, Class A2C, 1 Mo. LIBOR + 0.46% (d)..............     0.65%       11/25/37         1,470,825
                Morgan Stanley ABS Capital I, Inc. Trust
     1,951,791     Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (d)..............     0.29%       10/25/36         1,127,644
     1,889,703     Series 2006-HE8, Class A2C, 1 Mo. LIBOR + 0.14% (d)..............     0.33%       10/25/36         1,096,942
     1,333,143     Series 2007-HE4, Class A2B, 1 Mo. LIBOR + 0.18% (d)..............     0.37%       02/25/37           560,575
     1,963,014     Series 2007-NC3, Class A2D, 1 Mo. LIBOR + 0.26% (d)..............     0.45%       05/25/37         1,713,132
                Navient Student Loan Trust
     2,062,310     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.45% (b) (d).............     0.93%       08/23/36         2,045,630
        25,757     Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (d).................     0.70%       06/25/31            25,080
       967,000     Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (b) (d)............     1.69%       06/25/65           977,321
     1,763,568     Series 2016-5A, Class A, 1 Mo. LIBOR + 1.25% (b) (d).............     1.44%       06/25/65         1,776,083
     4,269,000     Series 2018-2A, Class A3, 1 Mo. LIBOR + 0.75% (b) (d)............     0.94%       03/25/67         4,218,682
     2,500,000     Series 2019-3A, Class B, 1 Mo. LIBOR + 1.55% (b) (d).............     1.74%       07/25/68         2,500,679
                Neuberger Berman Loan Advisers CLO Ltd.
     1,300,000     Series 2021-43A, Class A, 3 Mo. LIBOR + 1.13% (b) (d)............     1.37%       07/17/35         1,297,434
                NovaStar Mortgage Funding Trust
       724,833     Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (d)................     0.39%       09/25/37           711,398
                OCP CLO Ltd.
     1,500,000     Series 2021-21A, Class B, 3 Mo. LIBOR + 1.70% (b) (d)............     1.95%       07/20/34         1,501,436
                Octagon Investment Partners 46 Ltd.
     2,100,000     Series 2020-2A, Class AR, 3 Mo. LIBOR + 1.16% (b) (d)............     1.40%       07/15/36         2,104,980
                OHA Credit Funding Ltd.
     2,000,000     Series 2019-3A, Class AR, 3 Mo. LIBOR + 1.14% (b) (d)............     1.39%       07/02/35         1,995,524
                Palmer Square CLO Ltd.
     3,100,000     Series 2020-3A, Class A1AR, 3 Mo. LIBOR + 1.08% (b) (d)..........     1.59%       11/15/31         3,095,594
                Progress Residential Trust
     1,889,000     Series 2019-SFR2, Class E (b)....................................     4.14%       05/17/36         1,871,783
     1,200,000     Series 2019-SFR3, Class F (b)....................................     3.87%       09/17/36         1,174,056


Page 60                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Regata XII Funding Ltd.
$    1,600,000     Series 2019-1A, Class BR, 3 Mo. LIBOR + 1.60% (b) (d)............     1.84%       10/15/32    $    1,588,533
                Residential Asset Mortgage Products, Inc.
     1,400,000     Series 2006-NC2, Class M1, 1 Mo. LIBOR + 0.54% (d)...............     0.73%       02/25/36         1,359,977
     2,375,200     Series 2006-RZ2, Class M1, 1 Mo. LIBOR + 0.33% (d)...............     0.68%       05/25/36         2,348,956
                Residential Asset Securities Corp.
        69,566     Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.63% (d)..............     0.82%       12/25/35            69,552
        88,621     Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (d)...............     0.68%       04/25/36            88,404
                Rockford Tower CLO Ltd.
     1,325,000     Series 2019-2A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)............     2.13%       08/20/32         1,325,483
                Sabey Data Center Issuer LLC
     1,785,000     Series 2020-1, Class A2 (b)......................................     3.81%       04/20/45         1,819,039
                Saxon Asset Securities Trust
     1,370,022     Series 2006-1, Class M1, 1 Mo. LIBOR + 0.47% (d).................     0.65%       03/25/36         1,364,282
                Securitized Asset Backed Receivables LLC Trust
     2,515,315     Series 2006-CB5, Class A3, 1 Mo. LIBOR + 0.28% (d)...............     0.47%       06/25/36         1,970,808
                Skyline Aircraft Finance LLC
       661,517     Series 2020-1, Class A (k) (l)...................................     3.23%       05/10/38           638,800
                SLC Student Loan Trust
     1,083,501     Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (d)................     1.80%       12/15/32         1,096,425
                SLM Student Loan EDC Repackaging Trust
         1,000     Series 2013-M1, Class M1R (b)....................................       (i)       10/28/29           893,114
                SLM Student Loan Trust
     2,226,462     Series 2006-2, Class B, 3 Mo. LIBOR + 0.22% (d)..................     0.48%       01/25/41         2,075,384
         3,400     Series 2006-2, Class R...........................................       (i)       01/25/41         1,456,005
     2,501,278     Series 2007-1, Class B, 3 Mo. LIBOR + 0.22% (d)..................     0.48%       01/27/42         2,309,434
         1,375     Series 2007-4, Class R...........................................       (i)       01/25/42           585,493
       905,000     Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (d)..................     1.01%       10/27/70           824,703
       300,000     Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (d)..................     1.46%       01/25/83           264,849
       300,000     Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (d)..................     1.46%       04/26/83           279,898
       865,463     Series 2008-4, Class A4, 3 Mo. LIBOR + 1.65% (d).................     1.91%       07/25/22           870,172
     2,550,340     Series 2008-5, Class A4, 3 Mo. LIBOR + 1.70% (d).................     1.96%       07/25/23         2,558,497
       650,000     Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (d)..................     2.11%       07/25/73           642,752
       300,000     Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (d)..................     2.11%       07/26/83           298,414
       220,000     Series 2008-8, Class B, 3 Mo. LIBOR + 2.25% (d)..................     2.51%       10/25/75           222,514
     2,145,188     Series 2008-9, Class A, 3 Mo. LIBOR + 1.50% (d)..................     1.76%       04/25/23         2,151,067
       800,000     Series 2008-9, Class B, 3 Mo. LIBOR + 2.25% (d)..................     2.51%       10/25/83           803,130
       100,000     Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (d)..................     1.99%       09/25/43            99,568
                Soundview Home Loan Trust
     2,210,197     Series 2007-OPT1, Class 2A3, 1 Mo. LIBOR + 0.21% (d).............     0.40%       06/25/37         1,874,199
       220,072     Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (d).............     0.44%       07/25/37           197,852
                Specialty Underwriting & Residential Finance Trust
     3,028,194     Series 2006-AB3, Class A2C, 1 Mo. LIBOR + 0.24% (d)..............     0.67%       09/25/37         2,495,615
                Stack Infrastructure Issuer LLC
     2,425,000     Series 2019-1A, Class A2 (b).....................................     4.54%       02/25/44         2,476,907
                Structured Asset Securities Corp Mortgage Loan Trust
     4,812,094     Series 2005-2XS, Class M1, 1 Mo. LIBOR + 0.71% (d)...............     0.89%       02/25/35         4,732,695
     1,111,839     Series 2006-BC3, Class A3, 1 Mo. LIBOR + 0.32% (d)...............     0.51%       10/25/36         1,072,248
                Structured Receivables Finance LLC
        87,910     Series 2010-B, Class A (b).......................................     3.73%       08/15/36            89,153


                        See Notes to Financial Statements                Page 61


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                STWD Ltd.
$    2,483,000     Series 2019-FL1, Class AS, 1 Mo. CME Term SOFR +
                      1.51% (b) (d).................................................     1.61%       07/15/38    $    2,476,923
                TAL Advantage VII LLC
     2,106,250     Series 2020-1A, Class A (b)......................................     2.05%       09/20/45         2,044,480
                Textainer Marine Containers VIII Ltd.
     1,731,217     Series 2020-2A, Class A (b)......................................     2.10%       09/20/45         1,679,412
                TRESTLES CLO V Ltd.
     1,900,000     Series 2021-5A, Class A1, 3 Mo. LIBOR + 1.17% (b) (d)............     1.33%       10/20/34         1,900,821
                Tricon American Homes Trust
     1,400,000     Series 2017-SFR2, Class E (b)....................................     4.22%       01/17/36         1,399,446
                TRTX Issuer Ltd.
     2,303,000     Series 2019-FL3, Class AS, 30 Day Average SOFR +
                      1.56% (b) (d).................................................     1.61%       10/15/34         2,296,944
                Wachovia Student Loan Trust
     1,585,525     Series 2006-1, Class B, 3 Mo. LIBOR + 0.24% (b) (d)..............     0.50%       04/25/40         1,484,495
                WaMu Asset-Backed Certificates WaMu Trust
     1,654,894     Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (d)..............     0.44%       04/25/37           783,144
                Washington Mutual Asset-Backed Certificates WMABS Trust
       450,065     Series 2006-HE5, Class 1A, 1 Mo. LIBOR + 0.16% (d)...............     0.34%       10/25/36           391,995
                                                                                                                 --------------
                TOTAL ASSET-BACKED SECURITIES..................................................................     188,399,390
                (Cost $192,446,028)                                                                              --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 15.5%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
                Federal Home Loan Mortgage Corporation
       240,774     Series 2019-4919, Class FP, 1 Mo. LIBOR + 0.45% (d)..............     0.64%       09/25/49           243,802
                Federal National Mortgage Association
     1,027,340     Series 2011-116, Class SA, IO, 1 Mo. LIBOR (multiply) -1 +
                      6.00% (m).....................................................     5.81%       11/25/41           122,250
        71,179     Series 2011-130, Class NW, 1 Mo. LIBOR + 1.20% (d)...............     1.31%       12/25/41            72,740
       146,228     Series 2012-56, Class FK, 1 Mo. LIBOR + 0.45% (d)................     0.64%       06/25/42           148,195
       168,674     Series 2012-128, Class UA........................................     2.50%       06/25/42           171,497
     1,345,726     Series 2013-18, Class MI, IO.....................................     3.00%       02/25/33            82,741
       291,359     Series 2019-33, Class FN, 1 Mo. LIBOR + 0.40% (d)................     0.59%       07/25/49           293,833
                Government National Mortgage Association
     1,104,450     Series 2003-110, Class S, IO, 1 Mo. LIBOR (multiply) -1 +
                      6.60% (m).....................................................     6.44%       10/20/33            91,898
     1,131,723     Series 2018-63, Class IO, IO.....................................     4.00%       09/20/47           158,591
       309,144     Series 2019-86, Class FE, 1 Mo. LIBOR + 0.40% (d)................     0.56%       07/20/49           313,227
       217,605     Series 2020-133, Class FA (e)....................................     0.50%       02/20/49           218,771
                                                                                                                 --------------
                                                                                                                      1,917,545
                                                                                                                 --------------

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.4%
                Federal Home Loan Mortgage Corporation Multiclass Certificates
    11,285,335     Series 2021-P009, Class X, IO (a)................................     1.46%       01/25/31           860,493
                Federal Home Loan Mortgage Corporation Multifamily PC REMIC
                 Trust
     4,095,000     Series 2019-P002, Class X, IO (e)................................     1.14%       07/25/33           430,446
                Federal Home Loan Mortgage Corporation Multifamily Structured
                 Pass-Through Certificates
     8,139,000     Series 2012-K021, Class X3, IO (a)...............................     1.96%       07/25/40            14,355
     2,500,000     Series 2012-K022, Class X3, IO (a)...............................     1.81%       08/25/40            18,378
    11,075,000     Series 2013-K025, Class X3, IO (a)...............................     1.75%       11/25/40           118,995


Page 62                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation Multifamily Structured
                 Pass-Through Certificates (Continued)
$   30,000,000     Series 2013-K026, Class X3, IO (a)...............................     1.80%       12/25/40    $      379,293
    72,712,943     Series 2013-K031, Class X1, IO (a)...............................     0.18%       04/25/23           148,436
    17,023,918     Series 2013-K035, Class X1, IO (a)...............................     0.32%       08/25/23            79,331
     4,000,000     Series 2013-K035, Class X3, IO (a)...............................     1.79%       12/25/41            95,495
     2,500,000     Series 2014-K037, Class X3, IO (a)...............................     2.21%       01/25/42            97,688
    31,213,639     Series 2014-K039, Class X1, IO (a)...............................     0.70%       07/25/24           452,595
     2,145,000     Series 2014-K039, Class X3, IO (a)...............................     2.11%       08/25/42           119,631
       938,587     Series 2014-K715, Class X3, IO (a)...............................     3.62%       02/25/41             4,451
     9,278,159     Series 2015-K042, Class X1, IO (a)...............................     1.03%       12/25/24           232,254
   116,156,930     Series 2015-K043, Class X1, IO (a)...............................     0.52%       12/25/24         1,550,765
    13,852,236     Series 2015-K044, Class X1, IO (a)...............................     0.71%       01/25/25           221,501
     8,434,676     Series 2015-K045, Class X1, IO (a)...............................     0.43%       11/25/25            89,085
    20,449,223     Series 2015-K048, Class X3, IO (a)...............................     1.49%       08/25/43           937,167
    16,051,474     Series 2015-K051, Class X1, IO (a)...............................     0.52%       09/25/25           256,307
       142,073     Series 2015-K719, Class X1, IO (a)...............................     0.63%       06/25/22                 9
       777,573     Series 2015-K720, Class X1, IO (a) (n)...........................     0.50%       08/25/22               406
     6,897,149     Series 2016-K056, Class X3, IO (a)...............................     2.11%       06/25/44           558,168
     4,716,308     Series 2016-K057, Class X1, IO (a)...............................     1.17%       07/25/26           202,915
     1,900,000     Series 2016-K060, Class X3, IO (a)...............................     1.90%       12/25/44           149,837
    26,082,170     Series 2016-K723, Class X3, IO (a)...............................     1.91%       10/25/34           776,471
       133,658     Series 2016-KF25, Class A, 1 Mo. LIBOR + 0.48% (d)...............     0.59%       10/25/23           133,814
     4,931,312     Series 2016-KIR1, Class X, IO (a)................................     1.05%       03/25/26           184,354
     3,668,617     Series 2016-KS06, Class X, IO (a)................................     1.05%       08/25/26           121,831
     4,884,283     Series 2016-KS07, Class X, IO (a)................................     0.64%       09/25/25           100,730
    39,543,029     Series 2016-KW01, Class X1, IO (a)...............................     0.97%       01/25/26         1,201,187
    10,082,400     Series 2017-K726, Class X1, IO (a)...............................     0.89%       04/25/24           160,049
     2,230,000     Series 2017-K728, Class X3, IO (a)...............................     1.95%       11/25/45           106,989
     3,630,000     Series 2018-K078, Class X3, IO (a)...............................     2.21%       06/25/46           441,718
       125,000     Series 2018-K155, Class A3.......................................     3.75%       04/25/33           138,891
     3,804,757     Series 2018-KF56, Class A, 1 Mo. LIBOR + 0.56% (d)...............     0.67%       11/25/28         3,826,949
       125,000     Series 2018-W5FX, Class AFX (a)..................................     3.34%       04/25/28           132,198
     1,362,230     Series 2019-KC04, Class X1, IO (a)...............................     1.25%       12/25/26            53,030
     7,157,231     Series 2019-KC05, Class X1, IO (a)...............................     1.20%       06/25/27           290,440
       899,947     Series 2019-KF66, Class A, 1 Mo. LIBOR + 0.52% (d)...............     0.63%       07/25/29           906,623
       168,895     Series 2019-KF73, Class AL, 1 Mo. LIBOR + 0.60% (d)..............     0.71%       11/25/29           169,832
     5,617,715     Series 2019-KLU1, Class X3, IO (a)...............................     3.97%       01/25/31           772,690
     1,800,000     Series 2019-KS11, Class XFX, IO (a)..............................     1.60%       06/25/29           165,856
       316,338     Series 2020-KF75, Class AL, 1 Mo. LIBOR + 0.51% (d)..............     0.62%       12/25/29           318,009
       243,130     Series 2020-KF80, Class AL, 1 Mo. LIBOR + 0.44% (d)..............     0.55%       06/25/30           244,473
       578,245     Series 2020-KF84, Class AL, 1 Mo. LIBOR + 0.30% (d)..............     0.41%       07/25/30           579,307
       819,982     Series 2020-KF85, Class AL, 1 Mo. LIBOR + 0.30% (d)..............     0.41%       08/25/30           822,044
       429,608     Series 2020-KF86, Class AL, 1 Mo. LIBOR + 0.29% (d)..............     0.40%       08/25/27           430,499
     1,375,235     Series 2020-KF87, Class AL, 1 Mo. LIBOR + 0.35% (d)..............     0.46%       08/25/30         1,379,653
       970,868     Series 2020-KF88, Class AL, 1 Mo. LIBOR + 0.33% (d)..............     0.44%       09/25/30           972,734
                Federal National Mortgage Association
       186,197     Series 2012-M4, Class X1, IO (a) (e) (n).........................     0.15%       04/25/22                 5
     2,248,026     Series 2015-M4, Class X2, IO (a) (n).............................     2.46%       07/25/22               528
       113,513     Series 2016-M2, Class AL.........................................     3.47%       04/25/36           112,399


                        See Notes to Financial Statements                Page 63


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$       47,393     Series 2016-M2, Class X3, IO (a) (n).............................     2.12%       04/25/36    $            8
     2,083,878     Series 2016-M4, Class X2, IO (a).................................     2.64%       01/25/39            43,768
       164,390     Series 2016-M11, Class X2, IO (a)................................     2.93%       07/25/39             2,446
       515,715     Series 2018-M10, Class A1 (a)....................................     3.36%       07/25/28           532,646
     6,100,000     Series 2019-M29, Class X4, IO....................................     0.70%       03/25/29           228,501
                Government National Mortgage Association
       150,854     Series 2011-119, Class D.........................................     3.51%       04/16/45           152,479
       646,210     Series 2011-142, Class B (e).....................................     3.37%       02/16/44           646,810
       427,416     Series 2013-125, Class IO, IO (e)................................     0.20%       10/16/54             6,556
       430,377     Series 2013-162, Class C (e).....................................     3.00%       01/16/44           432,438
       937,511     Series 2014-52, Class D (e)......................................     3.64%       05/16/46           947,328
       909,896     Series 2014-125, Class IO, IO (e)................................     0.94%       11/16/54            30,416
     1,281,199     Series 2015-30, Class B..........................................     3.05%       08/16/47         1,289,410
                                                                                                                 --------------
                                                                                                                     25,874,110
                                                                                                                 --------------

                PASS-THROUGH SECURITIES -- 12.9%
                Federal Home Loan Mortgage Corporation
       564,985     Pool WN0006......................................................     3.42%       07/01/30           607,439
                Federal National Mortgage Association
       295,744     Pool 464400......................................................     5.97%       01/01/40           324,244
       468,537     Pool AM2974......................................................     4.10%       04/01/43           504,414
     1,516,157     Pool AM9897......................................................     3.50%       09/01/35         1,617,559
     6,550,000     Pool TBA (o).....................................................     2.00%       03/15/52         6,279,345
    21,275,000     Pool TBA (o).....................................................     2.50%       03/15/52        20,990,922
    14,825,000     Pool TBA (o).....................................................     3.00%       03/15/52        14,965,216
    37,875,000     Pool TBA (o).....................................................     2.00%       04/15/52        36,238,037
    41,875,000     Pool TBA (o).....................................................     2.50%       04/15/52        41,223,262
    15,825,000     Pool TBA (o).....................................................     3.00%       04/15/52        15,940,057
                                                                                                                 --------------
                                                                                                                    138,690,495
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................     166,482,150
                (Cost $166,944,547)                                                                              --------------

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES -- 6.1%

                BANKS -- 2.1%
     1,025,000  ABN AMRO Bank N.V. (USD) (b) (f)....................................     2.47%       12/13/29           982,232
       365,000  Credit Suisse Group AG (USD)........................................     3.75%       03/26/25           374,819
       205,000  Credit Suisse Group AG (USD) (b) (f)................................     2.59%       09/11/25           204,214
     1,275,000  Credit Suisse Group AG (USD) (b) (f)................................     2.19%       06/05/26         1,239,847
       520,000  Credit Suisse Group AG (USD) (b) (f)................................     1.31%       02/02/27           482,481
       420,000  Credit Suisse Group AG (USD) (b) (f)................................     3.09%       05/14/32           398,424
       955,000  DNB Bank ASA (USD) (b) (f)..........................................     0.86%       09/30/25           924,432
       435,000  DNB Bank ASA (USD) (b) (f)..........................................     1.61%       03/30/28           410,269
       200,000  Global Bank Corp. (USD) (f) (p).....................................     5.25%       04/16/29           192,775
       590,000  HSBC Holdings PLC (USD) (f).........................................     0.98%       05/24/25           570,845


Page 64                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                BANKS (CONTINUED)
       525,000  HSBC Holdings PLC (USD) (f).........................................     1.59%       05/24/27    $      495,641
     2,070,000  HSBC Holdings PLC (USD) (f).........................................     2.01%       09/22/28         1,945,901
     1,440,000  HSBC Holdings PLC (USD) (f).........................................     2.21%       08/17/29         1,346,371
       115,000  Lloyds Banking Group PLC (USD) (f)..................................     2.86%       03/17/23           115,069
     3,755,000  Lloyds Banking Group PLC (USD) (f)..................................     2.91%       11/07/23         3,783,538
       200,000  Lloyds Banking Group PLC (USD)......................................     3.90%       03/12/24           206,460
       365,000  Lloyds Banking Group PLC (USD) (f)..................................     3.87%       07/09/25           376,092
       390,000  Macquarie Group Ltd. (USD) (b) (f)..................................     3.19%       11/28/23           393,692
       565,000  Macquarie Group Ltd. (USD) (b) (f)..................................     1.34%       01/12/27           534,748
        40,000  Macquarie Group Ltd. (USD) (b) (f)..................................     2.69%       06/23/32            37,564
     1,070,000  Macquarie Group Ltd. (USD) (b) (f)..................................     2.87%       01/14/33         1,011,705
     1,575,000  NatWest Group PLC (USD) (f).........................................     4.27%       03/22/25         1,630,191
     1,420,000  Santander UK Group Holdings PLC (USD) (f)...........................     4.80%       11/15/24         1,479,644
       525,000  Santander UK Group Holdings PLC (USD) (f)...........................     1.09%       03/15/25           509,742
     2,390,000  Santander UK Group Holdings PLC (USD) (f)...........................     1.67%       06/14/27         2,262,160
       430,000  Santander UK Group Holdings PLC (f).................................     2.47%       01/11/28           416,589
                                                                                                                 --------------
                                                                                                                     22,325,445
                                                                                                                 --------------

                BEVERAGES -- 0.2%
       505,000  Bacardi Ltd. (USD) (b)..............................................     2.75%       07/15/26           501,836
       670,000  Bacardi Ltd. (USD) (b)..............................................     4.70%       05/15/28           729,779
       265,000  Bacardi Ltd. (USD) (b)..............................................     5.30%       05/15/48           314,409
     1,000,000  Becle SAB de CV (USD) (b)...........................................     2.50%       10/14/31           907,880
                                                                                                                 --------------
                                                                                                                      2,453,904
                                                                                                                 --------------

                BIOTECHNOLOGY -- 0.1%
       640,000  Grifols Escrow Issuer S.A. (USD) (b)................................     4.75%       10/15/28           603,984
                                                                                                                 --------------

                CHEMICALS -- 0.1%
       925,000  EverArc Escrow Sarl (USD) (b).......................................     5.00%       10/30/29           857,063
       275,000  Herens Holdco Sarl (USD) (b)........................................     4.75%       05/15/28           257,403
                                                                                                                 --------------
                                                                                                                      1,114,466
                                                                                                                 --------------

                COMMERCIAL SERVICES -- 0.3%
       200,000  DP World Crescent Ltd. (USD) (b)....................................     4.85%       09/26/28           218,182
     1,430,000  IHS Markit Ltd. (USD) (b)...........................................     5.00%       11/01/22         1,456,661
       980,000  IHS Markit Ltd. (USD) (b)...........................................     4.75%       02/15/25         1,042,339
       215,000  IHS Markit Ltd. (USD)...............................................     4.75%       08/01/28           243,146
                                                                                                                 --------------
                                                                                                                      2,960,328
                                                                                                                 --------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.5%
       110,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     3.50%       05/26/22           110,468
        55,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     4.13%       07/03/23            56,273
       900,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     3.50%       01/15/25           914,347
       115,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     3.88%       01/23/28           117,126
     1,940,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     3.30%       01/30/32         1,843,567
       100,000  Avolon Holdings Funding Ltd. (USD) (b)..............................     3.95%       07/01/24           102,433
       325,000  Avolon Holdings Funding Ltd. (USD) (b)..............................     2.88%       02/15/25           322,478
     1,975,000  Avolon Holdings Funding Ltd. (USD) (b)..............................     2.53%       11/18/27         1,852,634
        82,000  Park Aerospace Holdings Ltd. (USD) (b)..............................     5.50%       02/15/24            85,971
                                                                                                                 --------------
                                                                                                                      5,405,297
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 65


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                ELECTRIC -- 0.0%
       250,000  Mong Duong Finance Holdings B.V. (USD) (p)..........................     5.13%       05/07/29    $      216,761
                                                                                                                 --------------

                ENVIRONMENTAL CONTROL -- 0.1%
     1,000,000  GFL Environmental, Inc. (USD) (b)...................................     4.00%       08/01/28           926,070
       300,000  Waste Connections, Inc. (USD).......................................     2.60%       02/01/30           294,537
                                                                                                                 --------------
                                                                                                                      1,220,607
                                                                                                                 --------------

                FOOD -- 0.2%
       675,000  JBS USA LUX S.A. / JBS USA Finance, Inc. (USD) (b)..................     6.75%       02/15/28           711,808
       443,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (b)........................................................     5.50%       01/15/30           458,179
     1,350,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (b)........................................................     3.75%       12/01/31         1,247,495
                                                                                                                 --------------
                                                                                                                      2,417,482
                                                                                                                 --------------
                INTERNET -- 0.1%
       200,000  Tencent Holdings Ltd. (USD) (b).....................................     3.68%       04/22/41           184,547
       200,000  Tencent Holdings Ltd. (USD) (b).....................................     3.84%       04/22/51           182,314
                                                                                                                 --------------
                                                                                                                        366,861
                                                                                                                 --------------
                MACHINERY-DIVERSIFIED -- 0.0%
       222,000  Titan Acquisition Ltd. / Titan Co-Borrower LLC (USD) (b)............     7.75%       04/15/26           217,946
                                                                                                                 --------------
                MEDIA -- 0.0%
       270,000  Virgin Media Secured Finance PLC (USD) (b)..........................     5.50%       05/15/29           270,179
       100,000  Virgin Media Secured Finance PLC (USD) (b)..........................     4.50%       08/15/30            93,653
                                                                                                                 --------------
                                                                                                                        363,832
                                                                                                                 --------------
                MINING -- 0.2%
       250,000  Corp. Nacional del Cobre de Chile (USD) (p).........................     3.15%       01/14/30           242,632
     1,200,000  Indonesia Asahan Aluminium Persero PT (USD) (p).....................     4.75%       05/15/25         1,227,444
       700,000  Indonesia Asahan Aluminium Persero PT (USD) (b).....................     6.53%       11/15/28           791,322
                                                                                                                 --------------
                                                                                                                      2,261,398
                                                                                                                 --------------
                MISCELLANEOUS MANUFACTURING -- 0.1%
     1,003,000  GE Capital International Funding Co. Unlimited Co. (USD)............     4.42%       11/15/35         1,128,661
        40,000  Ingersoll-Rand Luxembourg Finance S.A. (USD)........................     3.55%       11/01/24            41,377
                                                                                                                 --------------
                                                                                                                      1,170,038
                                                                                                                 --------------
                OIL & GAS -- 0.7%
       450,000  Ecopetrol SA (USD)..................................................     6.88%       04/29/30           471,510
       200,000  KazMunayGas National Co. JSC (USD) (p)..............................     4.75%       04/19/27           206,500
       500,000  KazMunayGas National Co. JSC (USD) (p)..............................     5.38%       04/24/30           531,875
       200,000  KazMunayGas National Co. JSC (USD) (p)..............................     3.50%       04/14/33           182,385
     1,100,000  Pertamina Persero PT (USD) (b)......................................     3.10%       08/27/30         1,057,318
       370,000  Petroleos Mexicanos (USD)...........................................     6.63%       06/15/35           335,683
       105,000  Petroleos Mexicanos (USD)...........................................     6.75%       09/21/47            87,224
       180,000  Petroleos Mexicanos (USD)...........................................     7.69%       01/23/50           161,982
       110,000  Petroleos Mexicanos (USD)...........................................     6.95%       01/28/60            91,477
     1,700,000  Petronas Capital Ltd. (USD) (b).....................................     3.50%       04/21/30         1,743,945
       950,000  Qatar Energy (USD) (p)..............................................     2.25%       07/12/31           896,570
       700,000  Saudi Arabian Oil Co. (USD) (p).....................................     1.63%       11/24/25           677,729
       200,000  Saudi Arabian Oil Co. (USD) (b).....................................     2.25%       11/24/30           186,325
        82,410  Transocean Pontus Ltd. (USD) (b)....................................     6.13%       08/01/25            81,359


Page 66                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                OIL & GAS (CONTINUED)
       355,313  Transocean Poseidon Ltd. (USD) (b)..................................     6.88%       02/01/27    $      347,625
                                                                                                                 --------------
                                                                                                                      7,059,507
                                                                                                                 --------------

                OIL & GAS SERVICES -- 0.0%
        32,500  Transocean Phoenix 2 Ltd. (USD) (b).................................     7.75%       10/15/24            32,869
       307,500  Transocean Proteus Ltd. (USD) (b)...................................     6.25%       12/01/24           305,609
                                                                                                                 --------------
                                                                                                                        338,478
                                                                                                                 --------------

                PACKAGING & CONTAINERS -- 0.1%
     1,100,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
                   (USD) (b)........................................................     5.25%       08/15/27         1,046,846
       395,000  Intertape Polymer Group, Inc. (USD) (b).............................     4.38%       06/15/29           375,053
                                                                                                                 --------------
                                                                                                                      1,421,899
                                                                                                                 --------------

                PHARMACEUTICALS -- 0.2%
     2,050,000  Endo Dac / Endo Finance LLC / Endo Finco, Inc. (USD) (b)............     6.00%       06/30/28         1,356,434
       365,000  Jazz Securities DAC (USD) (b).......................................     4.38%       01/15/29           362,160
                                                                                                                 --------------
                                                                                                                      1,718,594
                                                                                                                 --------------

                PIPELINES -- 0.1%
       400,000  Galaxy Pipeline Assets Bidco Ltd. (USD) (b).........................     2.16%       03/31/34           372,844
       400,000  KazTransGas JSC (USD) (p)...........................................     4.38%       09/26/27           401,993
                                                                                                                 --------------
                                                                                                                        774,837
                                                                                                                 --------------

                REAL ESTATE -- 0.1%
       605,000  China Aoyuan Group Ltd. (USD) (p)...................................     6.35%       02/08/24           111,925
       200,000  China SCE Group Holdings Ltd. (USD) (p).............................     7.00%       05/02/25           123,500
       400,000  Sunac China Holdings Ltd. (USD) (p).................................     6.50%       01/10/25           159,000
       200,000  Times China Holdings Ltd. (USD) (p).................................     6.75%       07/08/25            70,000
       415,000  Zhenro Properties Group Ltd. (USD) (p)..............................     6.63%       01/07/26            47,725
                                                                                                                 --------------
                                                                                                                        512,150
                                                                                                                 --------------

                RETAIL -- 0.1%
       568,000  1011778 BC ULC / New Red Finance, Inc. (USD) (b)....................     3.50%       02/15/29           536,388
       510,000  Alimentation Couche-Tard, Inc. (USD) (b)............................     3.55%       07/26/27           529,103
                                                                                                                 --------------
                                                                                                                      1,065,491
                                                                                                                 --------------

                SAVINGS & LOANS -- 0.3%
       630,000  Nationwide Building Society (USD) (b) (f)...........................     3.62%       04/26/23           631,906
       135,000  Nationwide Building Society (USD) (b) (f)...........................     3.77%       03/08/24           137,256
     1,165,000  Nationwide Building Society (USD) (b) (f)...........................     4.36%       08/01/24         1,199,171
     1,520,000  Nationwide Building Society (USD) (b) (f)...........................     2.97%       02/16/28         1,516,902
                                                                                                                 --------------
                                                                                                                      3,485,235
                                                                                                                 --------------

                TELECOMMUNICATIONS -- 0.5%
       200,000  C&W Senior Financing DAC (USD) (b)..................................     6.88%       09/15/27           207,632
       600,000  Intelsat Jackson Holdings S.A. (q)..................................     5.50%       08/01/23           257,466
       750,000  Intelsat Jackson Holdings S.A. (b) (q)..............................     8.50%       10/15/24           338,213
       303,000  Intelsat Jackson Holdings S.A. (b) (q)..............................     9.75%       07/15/25           133,823
     1,929,000  Intelsat Jackson Holdings S.A. (USD) (b)............................     6.50%       03/15/30         1,962,757
       200,000  SES S.A. (USD) (b)..................................................     3.60%       04/04/23           202,744
     1,235,000  Vmed O2 UK Financing I PLC (USD) (b)................................     4.25%       01/31/31         1,138,040
       400,000  Vmed O2 UK Financing I PLC (USD) (b)................................     4.75%       07/15/31           384,040
       250,000  Vodafone Group PLC (USD)............................................     5.25%       05/30/48           290,321


                        See Notes to Financial Statements                Page 67


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                TELECOMMUNICATIONS (CONTINUED)
       113,000  Vodafone Group PLC (USD)............................................     4.88%       06/19/49    $      125,421
       580,000  Vodafone Group PLC (USD)............................................     4.25%       09/17/50           584,906
                                                                                                                 --------------
                                                                                                                      5,625,363
                                                                                                                 --------------

                TRANSPORTATION -- 0.0%
       200,000  Empresa de Transporte de Pasajeros Metro S.A. (USD) (b).............     3.65%       05/07/30           203,750
                                                                                                                 --------------
                TOTAL FOREIGN CORPORATE BONDS AND NOTES........................................................      65,303,653
                (Cost $66,988,324)                                                                               --------------

FOREIGN SOVEREIGN BONDS -- 3.6%

                BAHRAIN -- 0.1%
       825,000  CBB International Sukuk Co. 7 SPC (USD) (p).........................     6.88%       10/05/25           909,091
                                                                                                                 --------------

                BRAZIL -- 0.2%
     1,450,000  Brazilian Government International Bond (USD).......................     2.88%       06/06/25         1,445,157
       200,000  Brazilian Government International Bond (USD).......................     4.63%       01/13/28           203,789
     1,150,000  Brazilian Government International Bond (USD).......................     3.88%       06/12/30         1,076,756
                                                                                                                 --------------
                                                                                                                      2,725,702
                                                                                                                 --------------

                CHILE -- 0.2%
     1,700,000  Chile Government International Bond (USD)...........................     3.24%       02/06/28         1,727,582
       600,000  Chile Government International Bond (USD)...........................     2.55%       01/27/32           566,250
                                                                                                                 --------------
                                                                                                                      2,293,832
                                                                                                                 --------------

                COLOMBIA -- 0.3%
     2,250,000  Colombia Government International Bond (USD)........................     4.50%       01/28/26         2,282,973
       550,000  Colombia Government International Bond (USD)........................     3.00%       01/30/30           474,631
       400,000  Colombia Government International Bond (USD)........................     3.13%       04/15/31           339,748
                                                                                                                 --------------
                                                                                                                      3,097,352
                                                                                                                 --------------

                DOMINICAN REPUBLIC -- 0.2%
     1,950,000  Dominican Republic International Bond (USD) (b).....................     4.50%       01/30/30         1,808,644
       350,000  Dominican Republic International Bond (USD) (p).....................     4.88%       09/23/32           319,379
                                                                                                                 --------------
                                                                                                                      2,128,023
                                                                                                                 --------------

                EGYPT -- 0.1%
       400,000  Egypt Government International Bond (USD) (b).......................     5.25%       10/06/25           382,518
       200,000  Egypt Government International Bond (USD) (p).......................     5.25%       10/06/25           191,259
                                                                                                                 --------------
                                                                                                                        573,777
                                                                                                                 --------------

                GUATEMALA -- 0.0%
       515,000  Guatemala Government Bond (USD) (p).................................     3.70%       10/07/33           467,749
                                                                                                                 --------------

                HONG KONG -- 0.1%
       915,000  Airport Authority Hong Kong (USD) (b)...............................     3.25%       01/12/52           858,440
                                                                                                                 --------------

                HUNGARY -- 0.1%
     1,550,000  Hungary Government International Bond (USD) (b).....................     2.13%       09/22/31         1,399,833
                                                                                                                 --------------

                INDONESIA -- 0.1%
       800,000  Indonesia Government International Bond (USD).......................     2.85%       02/14/30           794,943
       500,000  Perusahaan Penerbit SBSN Indonesia III (USD) (b)....................     2.80%       06/23/30           492,665
                                                                                                                 --------------
                                                                                                                      1,287,608
                                                                                                                 --------------


Page 68                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS (CONTINUED)

                MEXICO -- 0.4%
     2,350,000  Mexico Government International Bond (USD)..........................     3.75%       01/11/28    $    2,429,959
     1,260,000  Mexico Government International Bond (USD)..........................     2.66%       05/24/31         1,162,413
       300,000  Mexico Government International Bond (USD)..........................     4.75%       04/27/32           320,550
                                                                                                                 --------------
                                                                                                                      3,912,922
                                                                                                                 --------------

                OMAN -- 0.2%
       600,000  Oman Government International Bond (USD) (p)........................     6.75%       10/28/27           644,601
     1,450,000  Oman Government International Bond (USD) (p)........................     5.63%       01/17/28         1,482,263
                                                                                                                 --------------
                                                                                                                      2,126,864
                                                                                                                 --------------

                PANAMA -- 0.2%
       500,000  Panama Government International Bond (USD)..........................     3.88%       03/17/28           516,250
     1,100,000  Panama Government International Bond (USD)..........................     3.16%       01/23/30         1,080,574
       800,000  Panama Government International Bond (USD)..........................     2.25%       09/29/32           707,544
                                                                                                                 --------------
                                                                                                                      2,304,368
                                                                                                                 --------------

                PARAGUAY -- 0.1%
     1,100,000  Paraguay Government International Bond (USD) (b)....................     4.95%       04/28/31         1,145,386
       400,000  Paraguay Government International Bond (USD) (b)....................     2.74%       01/29/33           350,504
                                                                                                                 --------------
                                                                                                                      1,495,890
                                                                                                                 --------------

                PERU -- 0.2%
     1,300,000  Peruvian Government International Bond (USD)........................     4.13%       08/25/27         1,372,436
       653,000  Peruvian Government International Bond (USD)........................     2.84%       06/20/30           629,675
                                                                                                                 --------------
                                                                                                                      2,002,111
                                                                                                                 --------------

                PHILIPPINES -- 0.1%
     1,100,000  Philippine Government International Bond (USD)......................     2.46%       05/05/30         1,050,601
       300,000  Philippine Government International Bond (USD)......................     1.95%       01/06/32           271,402
                                                                                                                 --------------
                                                                                                                      1,322,003
                                                                                                                 --------------

                QATAR -- 0.2%
     1,302,000  Qatar Government International Bond (USD) (p).......................     4.50%       04/23/28         1,448,071
       600,000  Qatar Government International Bond (USD) (p).......................     3.75%       04/16/30           648,783
                                                                                                                 --------------
                                                                                                                      2,096,854
                                                                                                                 --------------

                ROMANIA -- 0.1%
     1,150,000  Romanian Government International Bond (USD) (p)....................     3.00%       02/14/31         1,056,149
                                                                                                                 --------------

                SAUDI ARABIA -- 0.2%
     1,100,000  Saudi Government International Bond (USD) (p).......................     3.25%       10/26/26         1,142,625
       900,000  Saudi Government International Bond (USD) (p).......................     3.63%       03/04/28           951,116
       200,000  Saudi Government International Bond (USD) (p).......................     3.25%       10/22/30           206,630
                                                                                                                 --------------
                                                                                                                      2,300,371
                                                                                                                 --------------

                SOUTH AFRICA -- 0.2%
     1,358,000  Republic of South Africa Government International Bond (USD)........     4.30%       10/12/28         1,307,211
       820,000  Republic of South Africa Government International Bond (USD)........     4.85%       09/30/29           802,042
                                                                                                                 --------------
                                                                                                                      2,109,253
                                                                                                                 --------------

                UNITED ARAB EMIRATES -- 0.1%
     1,100,000  Abu Dhabi Government International Bond (USD) (p)...................     2.50%       09/30/29         1,104,554
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 69


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS (CONTINUED)

                URUGUAY -- 0.2%
       500,000  Uruguay Government International Bond (USD).........................     4.38%       10/27/27    $      542,000
     1,100,000  Uruguay Government International Bond (USD).........................     4.38%       01/23/31         1,209,186
                                                                                                                 --------------
                                                                                                                      1,751,186
                                                                                                                 --------------
                TOTAL FOREIGN SOVEREIGN BONDS..................................................................      39,323,932
                (Cost $41,514,302)                                                                               --------------

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY SECURITIES -- 0.5%

$    2,520,000  Federal Home Loan Banks (h).........................................     1.61%       09/04/24         2,516,775
     2,515,000  Federal Home Loan Banks (h).........................................     1.61%       09/04/24         2,511,782
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY SECURITIES........................................................       5,028,557
                (Cost $5,035,000)                                                                                --------------

MUNICIPAL BONDS -- 0.2%

                CALIFORNIA -- 0.2%
     1,010,000  Los Angeles CA Unif School District.................................     5.75%       07/01/34         1,271,011
       500,000  Los Angeles Dept of Water...........................................     6.01%       07/01/39           645,579
        75,000  Univ of CA Rev TXBL Gen Ref, Ser AJ.................................     4.60%       05/15/31            84,185
                                                                                                                 --------------
                                                                                                                      2,000,775
                                                                                                                 --------------

                COLORADO -- 0.0%
       220,000  City & Cnty of Denver Cnty Aprt Rev.................................     2.24%       11/15/30           213,197
                                                                                                                 --------------

                FLORIDA -- 0.0%
       105,000  Cnty of Miami-Dade FL Aviation Rev..................................     3.45%       10/01/30           109,311
                                                                                                                 --------------

                NEW YORK -- 0.0%
        50,000  Metro Transprtn Auth................................................     5.18%       11/15/49            61,450
                                                                                                                 --------------
                TOTAL MUNICIPAL BONDS..........................................................................       2,384,733
                (Cost $2,353,688)                                                                                --------------

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
COMMON STOCKS -- 0.0%

                TELECOMMUNICATIONS -- 0.0%
        15,736  Intelsat Jackson Emergence S.A. (k) (l) (n) (r)................................................               0
                (Cost $527,164)                                                                                  --------------

RIGHTS -- 0.0%

                TELECOMMUNICATIONS -- 0.0%
         1,648  Intelsat Jackson Holdings S.A., Series A (k) (l) (n) (r).......................................               0
         1,648  Intelsat Jackson Holdings S.A., Series B (k) (l) (n) (r).......................................               0
                                                                                                                 --------------
                                                                                                                              0
                                                                                                                 --------------
                TOTAL RIGHTS...................................................................................               0
                (Cost $0)                                                                                        --------------


Page 70                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. TREASURY BILLS -- 22.1%

$    6,345,000  U.S. Treasury Bill..................................................      (i)        04/21/22    $    6,343,403
     6,315,000  U.S. Treasury Bill..................................................      (i)        05/05/22         6,312,318
    23,030,000  U.S. Treasury Bill..................................................      (i)        06/09/22        23,006,634
    15,030,000  U.S. Treasury Bill..................................................      (i)        06/16/22        15,012,231
     6,925,000  U.S. Treasury Bill..................................................      (i)        06/23/22         6,915,443
   102,830,000  U.S. Treasury Bill..................................................      (i)        07/07/22       102,645,302
    49,145,000  U.S. Treasury Bill..................................................      (i)        07/14/22        49,047,739
    14,115,000  U.S. Treasury Bill..................................................      (i)        07/21/22        14,085,306
     9,015,000  U.S. Treasury Bill..................................................      (i)        08/18/22         8,987,797
     6,080,000  U.S. Treasury Bill..................................................      (i)        08/25/22         6,060,719
                                                                                                                 --------------
                TOTAL U.S. TREASURY BILLS......................................................................     238,416,892
                (Cost $238,600,599)                                                                              --------------

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 3.7%

    40,231,867  JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 0.01% (s).....      40,231,867
                (Cost $40,231,867)                                                                               --------------

                TOTAL INVESTMENTS -- 113.8%....................................................................   1,226,042,939
                (Cost $1,242,773,780)
                NET OTHER ASSETS AND LIABILITIES -- (13.8)%....................................................    (148,899,571)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $1,077,143,368
                                                                                                                 ==============

FUTURES CONTRACTS AT FEBRUARY 28, 2022 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                         NUMBER OF                                               (DEPRECIATION)/
         FUTURES CONTRACTS              POSITION         CONTRACTS       EXPIRATION DATE      NOTIONAL VALUE          VALUE
----------------------------------   --------------   ---------------   ------------------   -----------------   --------------
U.S. 5-Year Treasury Notes                Long              909              Jun-2022          $ 107,517,656     $      268,000
Ultra U.S. 10-Year Treasury Notes         Short             905              Jun-2022           (127,901,953)        (1,320,432)
Ultra U.S. Treasury Bond Futures          Short             218              Jun-2022            (40,534,375)          (503,532)
                                                                                               -------------     --------------
                                                                                               $ (60,918,672)    $   (1,555,964)
                                                                                               =============     ==============

INTEREST RATE SWAP AGREEMENTS AT FEBRUARY 28, 2022 (see Note 2F - Swap Agreements in the Notes to Financial Statements):

                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                        EXPIRATION                                               (DEPRECIATION)/
           COUNTERPARTY               FLOATING RATE        DATE           NOTIONAL VALUE        FIXED RATE            VALUE
---------------------------------   ----------------  ---------------   ------------------   -----------------   --------------
Citibank, Global Markets, Inc.      3 month LIBOR(1)    07/24/2025        $    6,145,000          1.073%(1)      $     (116,894)
Citibank, Global Markets, Inc.      3 month LIBOR(1)    07/24/2025            12,290,000          1.026%(1)            (244,900)
Citibank, Global Markets, Inc.      3 month LIBOR(1)    07/24/2025             9,080,000          1.034%(1)            (179,538)
Citibank, Global Markets, Inc.      3 month LIBOR(2)    09/28/2025            20,785,000          1.390%(2)            (260,747)
Citibank, Global Markets, Inc.      3 month LIBOR(3)    12/07/2025            32,405,000          1.688%(3)            (207,021)
Citibank, Global Markets, Inc.      3 month LIBOR(4)    07/24/2053               515,000          1.808%(4)              23,655
Citibank, Global Markets, Inc.      3 month LIBOR(4)    07/24/2053             1,030,000          1.773%(4)              55,500
Citibank, Global Markets, Inc.      3 month LIBOR(4)    07/24/2053               755,000          1.785%(4)              38,538
Citibank, Global Markets, Inc.      3 month LIBOR(5)    09/28/2053             1,775,000          1.870%(5)              54,760
Citibank, Global Markets, Inc.      3 month LIBOR(6)    12/07/2053             2,710,000          1.743%(6)             159,270
                                                                          --------------                         --------------
                                                                          $   87,490,000                         $     (677,377)
                                                                          ==============                         ==============


                        See Notes to Financial Statements                Page 71


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

(1)   The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.

(2)   The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.

(3)   The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.

(4)   The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.

(5)   The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.

(6)   The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.

(a)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(b)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's Advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2022, securities noted
      as such amounted to $359,127,482 or 33.3% of net assets.

(c)   Step-up security. A security where the coupon increases or steps up at a predetermined date. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.

(d)   Floating or variable rate security.

(e)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(f)   Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at February 28, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(g)   Perpetual maturity.

(h)   When-issued security. The interest rate shown reflects the rate in effect at February 28, 2022. Interest will begin accruing on the security's first settlement date.

(i)   Zero coupon security.

(j)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the
      Notes to Financial Statements).

(k)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(l)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At February 28, 2022, securities noted as such are valued at
      $638,800 or 0.0% of net assets.

(m)   Inverse floating rate security.

(n)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(o)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2K - Mortgage Dollar Rolls in the Notes to Financial
      Statements).

(p)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(q)   This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(r)   Non-income producing security.

(s)   Rate shown reflects yield as of February 28, 2022.

CME   - Chicago Mercantile Exchange
IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR - London Interbank Offered Rate
SOFR  - Secured Overnight Financing Rate
TBA   - To-Be-Announced Security

Currency Abbreviations:
USD   - United States Dollar

Page 72                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2          LEVEL 3
                                                            TOTAL              LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT             QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          2/28/2022             PRICES           INPUTS           INPUTS
                                                        --------------      --------------   --------------   --------------
Mortgage-Backed Securities...........................   $  251,591,002      $           --   $  251,591,002   $           --
Corporate Bonds and Notes*...........................      228,880,763                  --      228,880,763               --
Asset-Backed Securities..............................      188,399,390                  --      187,760,590          638,800
U.S. Government Agency Mortgage-Backed
   Securities........................................      166,482,150                  --      166,482,150               --
Foreign Corporate Bonds and Notes*...................       65,303,653                  --       65,303,653               --
Foreign Sovereign Bonds and Notes**..................       39,323,932                  --       39,323,932               --
U.S. Government Agency Securities....................        5,028,557                  --        5,028,557               --
Municipal Bonds***...................................        2,384,733                  --        2,384,733               --
Common Stocks*.......................................               --*****             --               --               --*****
Rights*..............................................               --*****             --               --               --*****
U.S. Treasury Bills..................................      238,416,892                  --      238,416,892               --
Money Market Funds...................................       40,231,867          40,231,867               --               --
                                                        --------------      --------------   --------------   --------------
Total Investments....................................    1,226,042,939          40,231,867    1,185,172,272          638,800
Futures Contracts****................................          268,000             268,000               --               --
Interest Rate Swap Agreements........................          331,723                  --          331,723               --
                                                        --------------      --------------   --------------   --------------
Total................................................   $1,226,642,662      $   40,499,867   $1,185,503,995   $      638,800
                                                        ==============      ==============   ==============   ==============

                                                     LIABILITIES TABLE
                                                                                                LEVEL 2          LEVEL 3
                                                            TOTAL              LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT             QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          2/28/2022             PRICES           INPUTS           INPUTS
                                                        --------------      --------------   --------------   --------------
Futures Contracts****................................   $   (1,823,964)     $   (1,823,964)  $           --   $           --
Interest Rate Swap Agreements........................       (1,009,100)                 --       (1,009,100)              --
                                                        --------------      --------------   --------------   --------------
Total................................................   $   (2,833,064)     $   (1,823,964)  $   (1,009,100)  $           --
                                                        ==============      ==============   ==============   ==============


*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for country breakout.
***   See Portfolio of Investments for state breakout.
****  Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.
***** Investments is valued at $0.

Level 3 Investments that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

                        See Notes to Financial Statements                Page 73


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 60.9%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%
                Federal Home Loan Mortgage Corporation
$       41,998     Series 2005-3071, Class TF, 1 Mo. LIBOR + 0.30% (a)..............     0.49%       04/15/35    $       42,094
        71,579     Series 2010-3778, Class L........................................     3.50%       12/15/25            73,671
       126,018     Series 2017-360, Class 250.......................................     2.50%       11/15/47           127,161
        65,778     Series 2020-4993, Class OP, PO...................................      (b)        10/25/58            61,917
                Federal National Mortgage Association
       138,278     Series 2006-56, Class FE, 1 Mo. LIBOR + 0.43% (a)................     0.62%       07/25/36           139,532
       109,756     Series 2011-47, Class GF, 1 Mo. LIBOR + 0.57% (a)................     0.76%       06/25/41           111,331
       140,947     Series 2018-50, Class BA.........................................     3.00%       07/25/48           143,702
         8,142     Series 2018-86, Class JA.........................................     4.00%       05/25/47             8,334
        94,911     Series 2019-67, Class FE, 1 Mo. LIBOR + 0.45% (a)................     0.64%       11/25/49            95,621
                                                                                                                 --------------
                                                                                                                        803,363
                                                                                                                 --------------

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.3%
                Federal Home Loan Mortgage Corporation Multifamily Structured
                 Pass-Through Certificates
    67,804,725     Series 2013-K024, Class X3, IO (c)...............................     1.66%       11/25/40           568,644
     1,000,000     Series 2018-K732, Class X3, IO (c)...............................     2.17%       05/25/46            66,436
       300,000     Series 2019-KS11, Class XFX, IO (c)..............................     1.60%       06/25/29            27,643
                FREMF Mortgage Trust
    21,686,166     Series 2017-K726, Class X2B, IO (d)..............................     0.10%       07/25/49            44,101
                                                                                                                 --------------
                                                                                                                        706,824
                                                                                                                 --------------

                PASS-THROUGH SECURITIES -- 60.3%
                Federal Home Loan Mortgage Corporation
        61,557     Pool G08681......................................................     3.50%       12/01/45            64,466
        32,086     Pool G08792......................................................     3.50%       12/01/47            33,370
       117,329     Pool G60659......................................................     3.50%       08/01/46           123,225
       135,635     Pool G61748......................................................     3.50%       11/01/48           141,682
       155,245     Pool G67706......................................................     3.50%       12/01/47           162,411
       198,942     Pool G67710......................................................     3.50%       03/01/48           207,334
     1,951,196     Pool RA5855......................................................     2.50%       09/01/51         1,929,742
       130,597     Pool SD0499......................................................     3.00%       08/01/50           132,921
        70,700     Pool SD7502......................................................     3.50%       07/01/49            73,400
       145,652     Pool SD7511......................................................     3.50%       01/01/50           151,684
        88,922     Pool SD7513......................................................     3.50%       04/01/50            92,676
        87,237     Pool ZM1779......................................................     3.00%       09/01/46            89,706
                Federal National Mortgage Association
        34,592     Pool BE3619......................................................     4.00%       05/01/47            36,543
        60,219     Pool CA0995......................................................     3.50%       01/01/48            62,864
       659,183     Pool CA5689......................................................     3.00%       05/01/50           671,402
        77,128     Pool FM2870......................................................     3.00%       03/01/50            78,510
        69,429     Pool MA4093......................................................     2.00%       08/01/40            67,639
       100,726     Pool MA4152......................................................     2.00%       10/01/40            98,124
       155,131     Pool MA4176......................................................     2.00%       11/01/40           151,123
       163,696     Pool MA4204......................................................     2.00%       12/01/40           159,463
       207,846     Pool MA4333......................................................     2.00%       05/01/41           202,463
     1,270,566     Pool MA4387......................................................     2.00%       07/01/41         1,237,626
     1,975,000     Pool TBA (e).....................................................     1.50%       03/15/37         1,922,771
    11,975,000     Pool TBA (e).....................................................     2.00%       03/15/37        11,888,930
     4,150,000     Pool TBA (e).....................................................     1.50%       04/15/37         4,033,780


Page 74                 See Notes to Financial Statements


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$    7,875,000     Pool TBA (e).....................................................     2.00%       03/15/52    $    7,549,594
    16,750,000     Pool TBA (e).....................................................     2.50%       03/15/52        16,526,343
    11,825,000     Pool TBA (e).....................................................     3.00%       03/15/52        11,936,842
    40,475,000     Pool TBA (e).....................................................     2.00%       04/15/52        38,725,664
    28,475,000     Pool TBA (e).....................................................     2.50%       04/15/52        28,031,818
     8,975,000     Pool TBA (e).....................................................     3.00%       04/15/52         9,040,253
                Government National Mortgage Association
        55,574     Pool MA3873......................................................     3.00%       08/20/46            57,062
        70,689     Pool MA4382......................................................     3.50%       04/20/47            73,747
        53,557     Pool MA4778......................................................     3.50%       10/20/47            55,744
        38,802     Pool MA4779......................................................     4.00%       10/20/47            40,851
     7,150,000     Pool TBA (e).....................................................     2.00%       03/15/52         6,993,084
    14,875,000     Pool TBA (e).....................................................     2.50%       03/15/52        14,865,222
                                                                                                                 --------------
                                                                                                                    157,710,079
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................     159,220,266
                (Cost $159,108,530)                                                                              --------------

MORTGAGE-BACKED SECURITIES -- 32.7%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 18.1%
                Alternative Loan Trust
       236,350     Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (a)................     0.67%       06/25/35           218,835
       102,233     Series 2006-HY12, Class A5 (c)...................................     3.06%       08/25/36           102,518
       144,163     Series 2007-5CB, Class 1A11......................................     6.00%       04/25/37           104,710
       128,618     Series 2007-15CB, Class A5.......................................     5.75%       07/25/37           100,690
       389,355     Series 2007-HY8C, Class A1, 1 Mo. LIBOR + 0.16% (a)..............     0.35%       09/25/47           378,643
       178,200     Series 2007-OA7, Class A1A, 1 Mo. LIBOR + 0.36% (a)..............     0.55%       05/25/47           164,789
                American Home Mortgage Assets Trust
       379,303     Series 2006-1, Class 1A1, 1 Mo. LIBOR + 0.21% (a)................     0.40%       05/25/46           360,410
       129,729     Series 2006-3, Class 1A1, 12 Mo. Treasury Average + 0.97% (a)....     1.07%       10/25/46           124,342
     1,107,657     Series 2007-2, Class A1, 1 Mo. LIBOR + 0.13% (a).................     0.31%       03/25/47         1,052,598
                American Home Mortgage Investment Trust
     1,306,312     Series 2006-3, Class 11A1, 1 Mo. LIBOR + 0.36% (a)...............     0.55%       12/25/46         1,258,102
                Banc of America Funding Trust
       140,010     Series 2007-C, Class 7A1, 1 Mo. LIBOR + 0.42% (a)................     0.59%       05/20/47           137,012
                BCAP LLC Trust
       102,930     Series 2006-AA2, Class A1, 1 Mo. LIBOR + 0.34% (a)...............     0.53%       01/25/37           101,057
                Bear Stearns ALT-A Trust
       517,821     Series 2005-1, Class M2, 1 Mo. LIBOR + 1.13% (a).................     1.31%       01/25/35           556,720
       738,130     Series 2006-1, Class 21A2 (c)....................................     2.93%       02/25/36           613,124
                Bear Stearns ARM Trust
       194,863     Series 2005-1, Class 2A1 (c).....................................     2.90%       03/25/35           194,699
                Bear Stearns Mortgage Funding Trust
       111,165     Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (a)..............     0.38%       01/25/37           104,185
                CHL Mortgage Pass-Through Trust
       223,138     Series 2004-25, Class 2A1, 1 Mo. LIBOR + 0.68% (a)...............     0.87%       02/25/35           209,467
       106,395     Series 2007-20, Class A1.........................................     6.50%       01/25/38            72,411
                CIM Trust
       283,915     Series 2021-R3, Class A1A (d)....................................     1.95%       06/25/57           279,146
       682,574     Series 2021-R4, Class A1A (d)....................................     2.00%       05/01/61           670,390


                        See Notes to Financial Statements                Page 75


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                CIM Trust (Continued)
$    1,652,952     Series 2021-NR1, Class A1, steps up to 5.57% on
                      02/25/24 (d) (g)..............................................     2.57%       07/25/55    $    1,626,885
       502,654     Series 2021-NR2, Class A1, steps up to 5.57% on
                      03/25/24 (d) (g)..............................................     2.57%       07/25/59           494,764
       125,363     Series 2021-NR3, Class A1, steps up to 5.57% on
                      04/25/24 (d) (g)..............................................     2.57%       06/25/57           125,457
                Citigroup Mortgage Loan Trust
       282,671     Series 2009-10, Class 2A2 (d)....................................     7.00%       12/25/35           254,642
                Credit Suisse Mortgage Trust
       542,982     Series 2014-8R, Class 3A2 (c) (d)................................     3.99%       02/27/36           492,642
       323,478     Series 2020-RPL2, Class A12 (d)..................................     3.41%       02/25/60           321,900
       814,826     Series 2021-RP11, Class PT (d)...................................     3.73%       10/25/61           861,109
       541,017     Series 2021-RPL4, Class A1 (d)...................................     1.80%       12/27/60           528,975
                CSMCM Trust
        29,736     Series 2021-RP11, Class CERT (d).................................     3.78%       10/27/61            31,338
                Deutsche Alt-A Securities Mortgage Loan Trust
       208,886     Series 2007-3, Class 2A1, 1 Mo. LIBOR + 0.75% (a)................     0.94%       10/25/47           194,995
       332,890     Series 2007-AR3, Class 2A5, 1 Mo. LIBOR + 0.40% (a)..............     0.59%       06/25/37           320,708
                DSLA Mortgage Loan Trust
       433,992     Series 2005-AR6, Class 2A1A, 1 Mo. LIBOR + 0.58% (a).............     0.75%       10/19/45           424,154
                GreenPoint Mortgage Funding Trust
       174,473     Series 2005-AR4, Class G41B, 1 Mo. LIBOR + 0.20% (a).............     0.39%       10/25/45           164,332
                GreenPoint MTA Trust
       338,505     Series 2005-AR1, Class A2, 1 Mo. LIBOR + 0.44% (a)...............     0.63%       06/25/45           324,761
        29,060     Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.48% (a)..............     0.67%       08/25/45            24,840
                GSR Mortgage Loan Trust
       242,630     Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.52% (a)..............     0.71%       08/25/46           130,679
                Impac CMB Trust
       240,595     Series 2007-A, Class A, 1 Mo. LIBOR + 0.50% (a) (d)..............     0.69%       05/25/37           240,126
                IndyMac IMSC Mortgage Loan Trust
     1,136,938     Series 2007-F2, Class 1A4........................................     6.00%       07/25/37         1,101,505
                IndyMac INDX Mortgage Loan Trust
       147,328     Series 2005-AR29, Class A1 (c)...................................     3.01%       01/25/36           140,945
     1,130,050     Series 2006-AR2, Class 1A1B, 1 Mo. LIBOR + 0.42% (a).............     0.61%       04/25/46         1,082,460
        76,396     Series 2006-AR3, Class 2A1A (c)..................................     2.90%       03/25/36            66,153
        62,691     Series 2006-AR9, Class 3A2, 1 Mo. LIBOR + 0.35% (a)..............     0.54%       06/25/36            57,402
       632,904     Series 2006-AR13, Class A3 (c)...................................     2.89%       07/25/36           543,096
       160,596     Series 2006-AR19, Class 5A2 (c)..................................     2.95%       08/25/36           139,813
       540,064     Series 2006-AR31, Class A3 (c)...................................     3.06%       11/25/36           535,985
       808,460     Series 2007-AR21, Class 6A1 (c)..................................     2.69%       09/25/37           683,946
       112,285     Series 2007-FLX2, Class A1A, 1 Mo. LIBOR + 0.16% (a).............     0.35%       04/25/37           107,791
       888,101     Series 2007-FLX3, Class A1, 1 Mo. LIBOR + 0.24% (a)..............     0.43%       06/25/37           860,210
                JP Morgan Alternative Loan Trust
       434,923     Series 2006-A1, Class 1A1, 1 Mo. LIBOR + 0.46% (a)...............     0.65%       03/25/36           425,639
                Lanebrook Mortgage Transaction PLC
GBP    952,044     Series 2021-1, Class X1, SONIA + 2.90% (a).......................     2.98%       07/20/58         1,272,514
                Lehman XS Trust
$      873,609     Series 2005-7N, Class 1A1A, 1 Mo. LIBOR + 0.54% (a)..............     0.73%       12/25/35           860,346
     1,317,342     Series 2006-4N, Class A1D1, 1 Mo. LIBOR + 0.66% (a)..............     0.85%       04/25/46         1,263,560


Page 76                 See Notes to Financial Statements


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Lehman XS Trust (Continued)
$      480,597     Series 2006-10N, Class 1A4A, 1 Mo. LIBOR + 0.60% (a).............     0.79%       07/25/46    $      422,085
       208,098     Series 2007-12N, Class 1A3A, 1 Mo. LIBOR + 0.20% (a).............     0.39%       07/25/47           211,880
       432,569     Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.47% (a)..............     0.66%       09/25/47           435,053
                LHOME Mortgage Trust
     1,275,000     Series 2021-RTL3, Class A1, steps up to 3.36% on
                      04/25/24 (d) (g)..............................................     2.36%       09/25/26         1,244,117
                Luminent Mortgage Trust
     1,408,221     Series 2005-1, Class A1, 1 Mo. LIBOR + 0.52% (a).................     0.71%       11/25/35         1,389,553
     1,021,079     Series 2007-1, Class 1A1, 1 Mo. LIBOR + 0.32% (a)................     0.51%       11/25/36           996,494
                MASTR Adjustable Rate Mortgages Trust
     1,186,529     Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average
                      + 0.80% (a)...................................................     0.89%       12/25/46         1,080,832
       617,508     Series 2007-2, Class A1, 1 Mo. LIBOR + 0.30% (a).................     0.49%       03/25/47           603,272
     1,800,000     Series 2007-HF2, Class A2, 1 Mo. LIBOR + 1.10% (a)...............     1.29%       09/25/37           879,940
                PRPM LLC
     1,301,642     Series 2021-1, Class A1, steps up to 5.12% on
                      01/25/24 (d) (g)..............................................     2.12%       01/25/26         1,280,757
     1,514,519     Series 2021-3, Class A1, steps up to 4.87% on
                      04/25/24 (d) (g)..............................................     1.87%       04/25/26         1,474,532
     1,405,675     Series 2021-10, Class A1, steps up to 5.49% on
                      10/25/24 (d) (g)..............................................     2.49%       10/25/26         1,384,496
     1,462,555     Series 2021-11, Class A1, steps up to 5.49% on
                      11/25/24 (d) (g)..............................................     2.49%       11/25/26         1,439,010
                RALI Trust
       510,710     Series 2005-QO1, Class A1, 1 Mo. LIBOR + 0.30% (a)...............     0.49%       08/25/35           427,031
       136,034     Series 2006-QA6, Class A1, 1 Mo. LIBOR + 0.38% (a)...............     0.57%       07/25/36           138,899
     3,291,851     Series 2006-QO2, Class A1, 1 Mo. LIBOR + 0.44% (a)...............     0.63%       02/25/46           896,559
       226,536     Series 2006-QS7, Class A2........................................     6.00%       06/25/36           215,757
       365,701     Series 2007-QH4, Class A1, 1 Mo. LIBOR + 0.19% (a)...............     0.38%       05/25/37           351,775
       423,055     Series 2007-QH9, Class A1 (c)....................................     1.33%       11/25/37           406,118
       110,746     Series 2007-QS1, Class 1A4.......................................     6.00%       01/25/37           106,046
       197,634     Series 2007-QS2, Class A4........................................     6.25%       01/25/37           188,821
                Residential Asset Securitization Trust
       252,494     Series 2006-A8, Class 3A4........................................     6.00%       08/25/36           168,896
                RFMSI Trust
       639,749     Series 2006-S10, Class 1A1.......................................     6.00%       10/25/36           620,244
                Structured Adjustable Rate Mortgage Loan Trust
       810,320     Series 2005-17, Class 3A1 (c)....................................     2.85%       08/25/35           786,395
       447,058     Series 2006-12, Class 1A1, 1 Mo. LIBOR + 0.32% (a)...............     0.51%       01/25/37           431,139
                Structured Asset Mortgage Investments II Trust
       246,243     Series 2005-AR8, Class A2, 12 Mo. Treasury Average + 1.48% (a)...     1.57%       02/25/36           243,267
       668,096     Series 2006-AR6, Class 2A1, 1 Mo. LIBOR + 0.38% (a)..............     0.57%       07/25/46           567,048
     1,357,930     Series 2006-AR7, Class A1A, 1 Mo. LIBOR + 0.42% (a)..............     0.61%       08/25/36         1,322,019
       165,539     Series 2006-AR7, Class A1BG, 1 Mo. LIBOR + 0.12% (a).............     0.31%       08/25/36           157,147
       894,036     Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (a)..............     0.37%       01/25/37           862,279
        50,344     Series 2007-AR3, Class 2A1, 1 Mo. LIBOR + 0.19% (a)..............     0.38%       09/25/47            48,514
                WaMu Mortgage Pass-Through Certificates Trust
       360,822     Series 2005-AR8, Class 2AC2, 1 Mo. LIBOR + 0.92% (a).............     1.11%       07/25/45           358,340
       163,024     Series 2005-AR17, Class A1A2, 1 Mo. LIBOR + 0.58% (a)............     0.77%       12/25/45           155,490


                        See Notes to Financial Statements                Page 77


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                WaMu Mortgage Pass-Through Certificates Trust (Continued)
$       59,224     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                      1.00% (a).....................................................     1.10%       02/25/46    $       59,698
       991,111     Series 2006-AR17, Class 1A1A, 12 Mo. Treasury Average +
                      0.81% (a).....................................................     0.90%       12/25/46           956,487
     1,103,987     Series 2007-OA4, Class 1A, 12 Mo. Treasury Average +
                      0.77% (a).....................................................     0.87%       05/25/47         1,069,943
                Washington Mutual Mortgage Pass-Through Certificates WMALT
       678,663     Series 2006-AR6, Class 2A, 12 Mo. Treasury Average +
                      0.96% (a).....................................................     1.06%       08/25/46           472,823
       905,160     Series 2006-AR10, Class A2A, 1 Mo. LIBOR + 0.34% (a).............     0.53%       12/25/36           881,459
                                                                                                                 --------------
                                                                                                                     47,241,735
                                                                                                                 --------------

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 14.6%
                BAMLL Commercial Mortgage Securities Trust
       105,000     Series 2018-PARK, Class A (c) (d)................................     4.09%       08/10/38           112,814
                BBCMS Mortgage Trust
       120,000     Series 2015-SRCH, Class A2 (d)...................................     4.20%       08/10/35           126,930
     1,065,000     Series 2020-BID, Class A, 1 Mo. LIBOR + 2.14% (a) (d)............     2.33%       10/15/37         1,066,292
       545,000     Series 2020-BID, Class D, 1 Mo. LIBOR + 4.63% (a) (d)............     4.82%       10/15/37           546,626
                BDS Ltd.
       662,000     Series 2020-FL6, Class C, SOFR + 2.36% (a) (d)...................     2.41%       09/15/35           661,768
                Benchmark Mortgage Trust
       117,000     Series 2020-B18, Class AGNF (d)..................................     4.14%       07/15/53           111,955
                BF Mortgage Trust
       450,000     Series 2019-NYT, Class A, 1 Mo. LIBOR + 1.20% (a) (d)............     1.39%       12/15/35           445,799
                BFLD Trust
       450,000     Series 2020-EYP, Class F, 1 Mo. LIBOR + 4.20% (a) (d)............     4.39%       10/15/35           442,629
       943,000     Series 2020-OBRK, Class A, 1 Mo. LIBOR + 2.05% (a) (d)...........     2.24%       11/15/28           936,851
       200,000     Series 2021-FPM, Class B, 1 Mo. LIBOR + 2.50% (a) (d)............     2.69%       06/15/38           198,461
                BPR Trust
       286,402     Series 2021-WILL, Class A, 1 Mo. LIBOR + 1.75% (a) (d)...........     1.94%       06/15/38           284,250
                BWAY Mortgage Trust
    19,065,208     Series 2013-1515, Class XA, IO (c) (d)...........................     0.59%       03/10/33           267,056
                BX Commercial Mortgage Trust
        35,000     Series 2018-IND, Class G, 1 Mo. LIBOR + 2.05% (a) (d)............     2.24%       11/15/35            34,787
       990,294     Series 2020-FOX, Class F, 1 Mo. LIBOR + 4.25% (a) (d)............     4.44%       11/15/32           983,909
       750,000     Series 2021-SOAR, Class J, 1 Mo. LIBOR + 3.75% (a) (d)...........     3.94%       06/15/38           729,442
       850,000     Series 2021-XL2, Class J, 1 Mo. LIBOR + 3.89% (a) (d)............     4.08%       10/15/38           829,684
                BXMT Ltd.
       860,000     Series 2020-FL3, Class AS, SOFR + 1.86% (a) (d)..................     1.91%       11/15/37           862,408
                CALI Mortgage Trust
       100,000     Series 2019-101C, Class A (d)....................................     3.96%       03/10/39           105,600
                CAMB Commercial Mortgage Trust
       890,000     Series 2019-LIFE, Class G, 1 Mo. LIBOR + 3.25% (a) (d)...........     3.44%       12/15/37           873,539
                Citigroup Commercial Mortgage Trust
     1,073,057     Series 2012-GC8, Class XA, IO (c) (d)............................     1.72%       09/10/45             2,319
       741,860     Series 2013-GC15, Class XA, IO (c)...............................     0.82%       09/10/46             7,749
     4,479,215     Series 2016-P3, Class XA, IO (c).................................     1.66%       04/15/49           219,447
       668,997     Series 2020-WSS, Class A, 1 Mo. LIBOR + 1.95% (a) (d)............     2.14%       02/15/39           669,970
                COMM Mortgage Trust
       317,000     Series 2012-CR4, Class AM........................................     3.25%       10/15/45           316,322


Page 78                 See Notes to Financial Statements


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                COMM Mortgage Trust (Continued)
$    4,635,949     Series 2012-CR4, Class XA, IO (c)................................     1.68%       10/15/45    $       24,451
     7,411,256     Series 2013-CR12, Class XA, IO (c)...............................     1.10%       10/10/46           106,994
     1,109,859     Series 2013-LC13, Class XA, IO (c)...............................     0.99%       08/10/46            13,274
    24,576,626     Series 2014-CR14, Class XA, IO (c)...............................     0.54%       02/10/47           222,854
    32,690,178     Series 2014-CR16, Class XA, IO (c)...............................     0.95%       04/10/47           571,840
     1,584,930     Series 2014-UBS2, Class XA, IO (c)...............................     1.11%       03/10/47            27,820
    21,116,159     Series 2014-UBS3, Class XA, IO (c)...............................     1.06%       06/10/47           404,577
    11,151,000     Series 2014-UBS3, Class XB, IO (c) (d)...........................     0.32%       06/10/47            76,484
    15,931,835     Series 2014-UBS6, Class XA, IO (c)...............................     0.86%       12/10/47           314,840
     7,000,000     Series 2015-LC21, Class XE, IO (c) (d)...........................     1.08%       07/10/48           234,570
        35,000     Series 2020-CX, Class E (c) (d)..................................     2.68%       11/10/46            30,046
                Credit Suisse Mortgage Trust
       815,000     Series 2018-SITE, Class A (d)....................................     4.28%       04/15/36           820,507
       182,000     Series 2019-UVIL, Class B (c) (d)................................     3.28%       12/15/41           178,238
       800,000     Series 2020-TMIC, Class A, 1 Mo. LIBOR + 3.00%, 3.25%
                      Floor (a) (d).................................................     3.25%       12/15/35           797,499
       611,000     Series 2021-BPNY, Class A, 1 Mo. LIBOR + 3.71% (a) (d)...........     3.91%       08/15/23           610,156
                CSAIL Commercial Mortgage Trust
    21,603,050     Series 2015-C2, Class XA, IO (c).................................     0.74%       06/15/57           408,855
     6,087,488     Series 2015-C4, Class XA, IO (c).................................     0.81%       11/15/48           155,616
     2,968,242     Series 2016-C5, Class XA, IO (c).................................     0.93%       11/15/48            83,118
                DBGS Mortgage Trust
       548,258     Series 2018-BIOD, Class E, 1 Mo. LIBOR + 1.70% (a) (d)...........     1.83%       05/15/35           542,536
                DBUBS Mortgage Trust
       120,000     Series 2017-BRBK, Class A (d)....................................     3.45%       10/10/34           121,936
                DC Office Trust
        75,000     Series 2019-MTC, Class A (d).....................................     2.97%       09/15/45            74,148
                DROP Mortgage Trust
       386,000     Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (a) (d)...........     1.89%       04/15/26           380,962
                European Loan Conduit DAC
EUR    594,291     Series 36A, Class E, 3 Mo. EURIBOR + 3.35% (a) (d)...............     3.35%       02/17/30           663,961
                Frost CMBS DAC
GBP    800,000     Series 2021-1A, Class GBB, SONIA + 1.65% (a) (d).................     1.84%       11/22/26         1,068,692
                GPMT Ltd.
$      980,383     Series 2021-FL3, Class A, 1 Mo. LIBOR + 1.25% (a) (d)............     1.39%       07/16/35           981,020
                Grace Trust
     1,000,000     Series 2020-GRCE, Class X, IO (c) (d)............................     0.30%       12/10/40            24,625
                GS Mortgage Securities Corp. II.................................
     5,716,134     Series 2013-GC10, Class XA, IO (c)...............................     1.47%       02/10/46            54,128
       450,000     Series 2021-ARDN, Class B, 1 Mo. LIBOR + 1.65% (a) (d)...........     1.84%       11/15/36           450,563
                GS Mortgage Securities Corp. Trust
       763,434     Series 2019-BOCA, Class A, 1 Mo. LIBOR + 1.20% (a) (d)...........     1.39%       06/15/38           758,125
     1,075,000     Series 2020-TWN3, Class A, 1 Mo. LIBOR + 2.00% (a) (d)...........     2.19%       11/15/37         1,074,226
                GS Mortgage Securities Trust
       158,934     Series 2011-GC5, Class AS (d)....................................     5.16%       08/10/44           159,479
     1,967,415     Series 2011-GC5, Class XA, IO (c) (d)............................     0.00%       08/10/44                19
    29,609,502     Series 2015-GC28, Class XA, IO (c)...............................     0.98%       02/10/48           712,224
                Hilton USA Trust
       700,000     Series 2016-SFP, Class C (d).....................................     4.12%       11/05/35           699,873


                        See Notes to Financial Statements                Page 79


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Hudson Yards Mortgage Trust
$       75,000     Series 2019-55HY, Class A (c) (d)................................     2.94%       12/10/41    $       74,761
                JP Morgan Chase Commercial Mortgage Securities Trust
     4,699,441     Series 2013-C16, Class XA, IO (c)................................     0.86%       12/15/46            53,424
     1,856,304     Series 2013-LC11, Class XA, IO (c)...............................     1.23%       04/15/46            19,179
       600,511     Series 2014-C20, Class A4A2 (d)..................................     3.54%       07/15/47           603,966
    18,351,923     Series 2014-C20, Class XA, IO (c)................................     0.86%       07/15/47           220,238
       800,000     Series 2020-ACE, Class A (d).....................................     3.29%       01/10/37           797,325
       374,000     Series 2021-1440, Class B, 1 Mo. LIBOR + 1.75% (a) (d)...........     1.94%       03/15/36           370,267
                JPMBB Commercial Mortgage Securities Trust
       975,300     Series 2015-C32, Class XA, IO (c)................................     1.20%       11/15/48            24,063
                JPMCC Commercial Mortgage Securities Trust
    11,935,061     Series 2017-JP5, Class XA, IO (c)................................     0.95%       03/15/50           436,697
                JPMDB Commercial Mortgage Securities Trust
     6,131,399     Series 2016-C2, Class XA, IO (c).................................     1.55%       06/15/49           288,690
                Last Mile Logistics Pan Euro Finance DAC
EUR    716,788     Series 1A, Class E, 3 Mo. EURIBOR + 2.70% (a) (d)................     2.70%       08/17/33           797,864
                MF1 Ltd.
$      452,662     Series 2020-FL3, Class A, SOFR + 2.16 (a) (d)....................     2.26%       07/15/35           454,333
     1,050,000     Series 2020-FL3, Class C, SOFR + 4.61 (a) (d)....................     4.71%       07/15/35         1,059,618
                MHC Commercial Mortgage Trust
       205,000     Series 2021-MHC, Class E, 1 Mo. LIBOR + 2.10% (a) (d)............     2.29%       04/15/38           201,476
                Morgan Stanley Bank of America Merrill Lynch Trust
     1,842,045     Series 2013-C13, Class XA, IO (c)................................     0.94%       11/15/46            23,490
     4,861,687     Series 2014-C14, Class XA, IO (c)................................     0.96%       02/15/47            68,175
    10,712,279     Series 2015-C20, Class XA, IO (c)................................     1.26%       02/15/48           292,915
    31,279,795     Series 2015-C25, Class XA, IO (c)................................     1.05%       10/15/48           893,998
                MSCG Trust
     1,000,000     Series 2018-SELF, Class F, 1 Mo. LIBOR + 3.05% (a) (d)...........     3.24%       10/15/37           981,076
                Natixis Commercial Mortgage Securities Trust
       435,000     Series 2019-FAME, Class A (d)....................................     3.05%       08/15/36           428,708
                One Bryant Park Trust
       125,000     Series 2019-OBP, Class A (d).....................................     2.52%       09/15/54           120,812
                One Market Plaza Trust
     1,055,000     Series 2017-1MKT, Class C (d)....................................     4.02%       02/10/32         1,049,351
       417,000     Series 2017-1MKT, Class D (d)....................................     4.15%       02/10/32           413,165
                SFAVE Commercial Mortgage Securities Trust
       690,000     Series 2015-5AVE, Class A2A (c) (d)..............................     3.66%       01/05/43           705,857
       340,000     Series 2015-5AVE, Class A2B (c) (d)..............................     4.14%       01/05/43           349,088
                Shops at Crystals Trust
       170,000     Series 2016-CSTL, Class A (d)....................................     3.13%       07/05/36           169,681
                SLG Office Trust
       385,000     Series 2021-OVA, Class G (d).....................................     2.85%       07/15/41           299,767
                SMRT
   105,000,000     Series 2022-MINI, Class XCP, IO (c) (d)..........................     0.70%       01/15/23           635,072
                UBS Commercial Mortgage Trust
        21,030     Series 2012-C1, Class XA, IO (c) (d).............................     1.65%       05/10/45                 3
                UBS-Barclays Commercial Mortgage Trust
     4,425,885     Series 2012-C2, Class XA, IO (c) (d).............................     1.25%       05/10/63             6,211
       600,334     Series 2012-C3, Class XA, IO (c) (d).............................     1.81%       08/10/49             2,781


Page 80                 See Notes to Financial Statements


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Wells Fargo Commercial Mortgage Trust
$    8,666,379     Series 2015-C26, Class XA, IO (c)................................     1.20%       02/15/48    $      256,206
    14,957,416     Series 2015-C27, Class XA, IO (c)................................     0.86%       02/15/48           321,291
    28,506,114     Series 2015-C28, Class XA, IO (c)................................     0.60%       05/15/48           455,257
     3,484,483     Series 2015-C30, Class XA, IO (c)................................     0.89%       09/15/58            91,198
     1,967,380     Series 2015-LC22, Class XA, IO (c)...............................     0.78%       09/15/58            45,615
     6,911,058     Series 2015-NXS3, Class XA, IO (c)...............................     1.01%       09/15/57           187,403
     3,907,857     Series 2016-C33, Class XA, IO (c)................................     1.61%       03/15/59           211,577
     5,823,000     Series 2016-C37, Class XEF, IO (c) (d)...........................     1.60%       12/15/49           378,461
                WFRBS Commercial Mortgage Trust
       598,709     Series 2012-C9, Class XA, IO (c) (d).............................     1.85%       11/15/45             2,690
     3,530,407     Series 2014-C20, Class XA, IO (c)................................     0.91%       05/15/47            56,033
     1,021,330     Series 2014-C22, Class XA, IO (c)................................     0.79%       09/15/57            16,299
     4,925,973     Series 2014-C24, Class XA, IO (c)................................     0.85%       11/15/47            94,184
    30,040,694     Series 2014-LC14, Class XA, IO (c)...............................     1.25%       03/15/47           570,175
                                                                                                                 --------------
                                                                                                                     38,213,303
                                                                                                                 --------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................      85,455,038
                (Cost $86,428,581)                                                                               --------------

ASSET-BACKED SECURITIES -- 22.8%

                Accredited Mortgage Loan Trust
        82,183     Series 2005-1, Class M2, 1 Mo. LIBOR + 1.04% (a).................     1.22%       04/25/35            82,264
                ACE Securities Corp. Home Equity Loan Trust
        91,473     Series 2006-OP2, Class A1, 1 Mo. LIBOR + 0.16% (a)...............     0.34%       08/25/36            89,365
     1,506,629     Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.30% (a)...............     0.49%       01/25/37           987,743
                AGL CLO 7 Ltd.
     1,000,000     Series 2020-7A, Class BR, 3 Mo. LIBOR + 1.70% (a) (d)............     1.94%       07/15/34         1,003,500
                AIG CLO Ltd.
       320,000     Series 2018-1A, Class BR, 3 Mo. LIBOR + 1.70% (a) (d)............     1.95%       04/20/32           318,294
                Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs
       290,000     Series 2005-R11, Class M3, 1 Mo. LIBOR + 0.75% (a)...............     0.94%       01/25/36           288,641
                AMMC CLO
       450,000     Series 2013-13A, Class A1R2, 3 Mo. LIBOR + 1.05% (a) (d).........     1.32%       07/24/29           449,602
       107,959     Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (a) (d)...........     1.38%       10/16/28           108,013
                AMSR Trust
       605,000     Series 2020-SFR3, Class G (d)....................................     4.99%       09/17/37           603,482
     1,776,000     Series 2020-SFR5, Class A (d)....................................     1.38%       11/17/37         1,702,091
                Antares CLO Ltd.
     1,200,000     Series 2020-1A, Class A1R, 3 Mo. LIBOR + 1.46% (a) (d)...........     1.59%       10/23/33         1,197,502
                Ares LXII CLO Ltd.
       700,000     Series 2021-62A, Class B, 3 Mo. LIBOR + 1.65% (a) (d)............     1.87%       01/25/34           700,032
                Argent Securities Trust
       777,177     Series 2006-M1, Class A2C, 1 Mo. LIBOR + 0.30% (a)...............     0.49%       07/25/36           316,461
                Argent Securities, Inc., Asset-Backed Pass-Through Certificates
       600,000     Series 2005-W3, Class M2, 1 Mo. LIBOR + 0.69% (a)................     0.88%       11/25/35           571,138
       218,258     Series 2005-W5, Class A2D, 1 Mo. LIBOR + 0.64% (a)...............     0.83%       01/25/36           211,902
                Blackrock DLF VIII-L CLO Trust
       132,273     Series 2021-1A, Class A, 3 Mo. LIBOR + 1.35% (a) (d).............     1.59%       04/17/32           132,320
                BlueMountain CLO XXX Ltd.
       750,000     Series 2020-30A, Class BR, 3 Mo. CME Term SOFR +
                      1.90% (a) (d).................................................     2.12%       04/15/35           750,005


                        See Notes to Financial Statements                Page 81


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Boyce Park CLO Ltd.
$    1,178,571     Series 2022-1A, Class M2, IO (f) (g) (h) (i).....................     0.00%       04/21/35    $            0
     1,100,000     Series 2022-1A, Class SUB (d) (f) (g) (h)........................     0.00%       04/21/35           968,000
                Carvana Auto Receivables Trust
       528,616     Series 2021-N3, Class N (d)......................................     2.53%       06/12/28           528,624
                C-BASS Mortgage Loan Trust
       882,721     Series 2007-CB3, Class A3 (g)....................................     3.31%       03/25/37           446,082
     1,015,129     Series 2007-CB3, Class A4 (g)....................................     3.31%       03/25/37           512,811
                C-BASS Trust
       207,365     Series 2006-CB7, Class A5, 1 Mo. LIBOR + 0.24% (a)...............     0.43%       10/25/36           173,252
     1,001,917     Series 2007-CB1, Class AF1B (g)..................................     3.18%       01/25/37           426,635
                CF Hippolyta LLC
     1,086,194     Series 2020-1, Class A1 (d)......................................     1.69%       07/15/60         1,051,650
                CIFC Funding Ltd.
       700,000     Series 2022-2A, Class INCB (d) (f) (h)...........................     0.00%       04/19/35           623,700
                Citigroup Mortgage Loan Trust, Inc.
       156,750     Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (a)..............     0.45%       06/25/37           155,111
                Cologix Data Centers US Issuer LLC
       715,000     Series 2021-1A, Class A2 (d).....................................     3.30%       12/26/51           707,999
                CoreVest American Finance Trust
       237,000     Series 2017-1, Class D (d).......................................     4.36%       10/15/49           237,296
     2,967,940     Series 2021-2, Class XA, IO (c) (d)..............................     3.00%       07/15/54           337,678
                Credit-Based Asset Servicing and Securitization LLC
       148,248     Series 2007-CB6, Class A1, 1 Mo. LIBOR + 0.12% (a) (d)...........     0.31%       07/25/37           116,655
                CWABS Asset-Backed Certificates Trust
       126,296     Series 2005-1, Class MV6, 1 Mo. LIBOR + 1.10% (a)................     1.28%       07/25/35           126,506
       350,000     Series 2005-17, Class MV2, 1 Mo. LIBOR + 0.72% (a)...............     0.91%       05/25/36           344,706
                Dryden CLO Ltd.
       615,000     Series 2019-72A, Class BR, 3 Mo. LIBOR + 1.65% (a) (d)...........     2.16%       05/15/32           610,685
                Eaton Vance CLO Ltd.
       575,000     Series 2019-1A, Class AR, 3 Mo. LIBOR + 1.10% (a) (d)............     1.34%       04/15/31           576,178
                Elmwood CLO VI Ltd.
       600,000     Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (a) (d)............     1.90%       10/20/34           593,585
                First Franklin Mortgage Loan Trust
       565,000     Series 2006-FF7, Class 2A4, 1 Mo. LIBOR + 0.48% (a)..............     0.67%       05/25/36           530,971
       430,531     Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.30% (a).............     0.49%       08/25/36           421,219
                Flexential Issuer
       610,000     Series 2021-1A, Class A2 (d).....................................     3.25%       11/27/51           596,639
                Fremont Home Loan Trust
        71,278     Series 2005-A, Class M3, 1 Mo. LIBOR + 0.74% (a).................     0.92%       01/25/35            70,687
                GCI Funding I LLC
       999,142     Series 2021-1, Class A (d).......................................     2.38%       06/18/46           973,244
                GoldenTree Loan Opportunities IX Ltd.
       389,448     Series 2014-9A, Class AR2, 3 Mo. LIBOR + 1.11% (a) (d)...........     1.41%       10/29/29           389,563
                Golub Capital Partners CLO L.P.
     1,100,000     Series 2021-54A, Class A, 3 Mo. LIBOR + 1.53% (a) (d)............     1.85%       08/05/33         1,097,947
                GPMT Ltd.
       900,000     Series 2019-FL2, Class AS, 1 Mo. LIBOR + 1.60% (a) (d)...........     1.77%       02/22/36           896,737
                GSAA Home Equity Trust
     1,900,000     Series 2007-5, Class 1F3B........................................     6.00%       05/25/37           237,361


Page 82                 See Notes to Financial Statements


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                GSAA Trust
$    1,522,634     Series 2007-6, Class 3A1A, 1 Mo. LIBOR + 0.42% (a)...............     0.61%       05/25/47    $    1,243,892
                GSAMP Trust
       163,611     Series 2005-HE6, Class M2, 1 Mo. LIBOR + 0.68% (a)...............     0.86%       11/25/35           162,705
       300,000     Series 2006-HE3, Class A2D, 1 Mo. LIBOR + 0.50% (a)..............     0.69%       05/25/46           294,141
                HPS Loan Management Ltd.
     1,000,000     Series 15A-19, Class A1R (a) (d) (h).............................     0.00%       01/22/35         1,000,255
                HSI Asset Securitization Corp. Trust
       216,529     Series 2006-WMC1, Class A4, 1 Mo. LIBOR + 0.50% (a)..............     0.69%       07/25/36           125,060
                ITE Rail Fund Levered L.P.
     1,162,528     Series 2021-3A, Class A (d)......................................     2.21%       06/28/51         1,114,969
                JP Morgan Mortgage Acquisition Corp.
       157,389     Series 2006-FRE1, Class M1, 1 Mo. LIBOR + 0.59% (a)..............     0.77%       05/25/35           156,996
                JP Morgan Mortgage Acquisition Trust
     1,474,369     Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.30% (a)..............     0.49%       07/25/36           854,860
       132,689     Series 2006-WMC4, Class A1A, 1 Mo. LIBOR + 0.13% (a).............     0.32%       12/25/36            99,300
                Lehman XS Trust
       373,052     Series 2006-15, Class A4, 1 Mo. LIBOR + 0.34% (a)................     0.53%       10/25/36           367,774
                LoanCore Issuer Ltd.
     1,350,000     Series 2018-CRE1, Class AS, 1 Mo. LIBOR + 1.50% (a) (d)..........     1.69%       05/15/28         1,352,042
                Long Beach Mortgage Loan Trust
        54,905     Series 2005-WL2, Class M2, 1 Mo. LIBOR + 0.74% (a)...............     0.92%       08/25/35            55,492
     3,875,112     Series 2006-9, Class 2A4, 1 Mo. LIBOR + 0.23% (a)................     0.42%       10/25/36         1,619,356
       308,931     Series 2006-10, Class 2A3, 1 Mo. LIBOR + 0.16% (a)...............     0.35%       11/25/36           130,536
                Madison Park Funding XLV Ltd.
       825,000     Series 2020-45A, Class BR, 3 Mo. LIBOR + 1.70% (a) (d)...........     1.94%       07/15/34           825,364
                Mastr Asset Backed Securities Trust
       370,000     Series 2005-WMC1, Class M5, 1 Mo. LIBOR + 1.01% (a)..............     1.19%       03/25/35           366,955
     1,618,578     Series 2006-HE2, Class A3, 1 Mo. LIBOR + 0.30% (a)...............     0.49%       06/25/36           791,371
                Merrill Lynch First Franklin Mortgage Loan Trust
       366,185     Series 2007-1, Class A1, 1 Mo. LIBOR + 0.14% (a).................     0.33%       04/25/37           213,154
       716,214     Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (a)................     0.32%       06/25/37           674,953
                Merrill Lynch Mortgage Investors Trust
     1,223,614     Series 2006-HE6, Class A2B, 1 Mo. LIBOR + 0.30% (a)..............     0.49%       11/25/37           570,976
     1,000,000     Series 2006-OPT1, Class A2D, 1 Mo. LIBOR + 0.24% (a).............     0.43%       08/25/37           919,992
                Morgan Stanley Capital I, Inc., Trust
       178,411     Series 2006-HE1, Class A4, 1 Mo. LIBOR + 0.58% (a)...............     0.77%       01/25/36           175,816
        26,368     Series 2006-NC2, Class A2D, 1 Mo. LIBOR + 0.58% (a)..............     0.77%       02/25/36            26,239
                Navient Student Loan Trust
       320,000     Series 2015-3, Class B, 1 Mo. LIBOR + 1.50% (a)..................     1.69%       10/25/58           317,380
       975,000     Series 2019-3A, Class B, 1 Mo. LIBOR + 1.55% (a) (d).............     1.74%       07/25/68           975,265
                Nelnet Student Loan Trust
       371,753     Series 2005-4, Class B, 3 Mo. LIBOR + 0.28% (a)..................     0.49%       09/22/35           340,407
       215,000     Series 2014-4A, Class A2, 1 Mo. LIBOR + 0.95% (a) (d)............     1.14%       11/25/48           217,153
       370,000     Series 2015-3A, Class A3, 1 Mo. LIBOR + 0.90% (a) (d)............     1.09%       06/25/54           362,551
                Nomura Home Equity Loan, Inc., Home Equity Loan Trust
        33,256     Series 2006-HE1, Class M1, 1 Mo. LIBOR + 0.62% (a)...............     0.80%       02/25/36            33,252
                Oakwood Mortgage Investors, Inc.
       930,019     Series 1999-C, Class A2..........................................     7.48%       08/15/27           850,367
       582,662     Series 2001-C, Class A2..........................................     5.92%       06/15/31            91,279
                Option One Mortgage Loan Trust
       370,099     Series 2007-4, Class 2A3, 1 Mo. LIBOR + 0.24% (a)................     0.43%       04/25/37           256,840


                        See Notes to Financial Statements                Page 83


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Ownit Mortgage Loan Trust
$      709,779     Series 2006-6, Class A2C, 1 Mo. LIBOR + 0.32% (a)................     0.51%       09/25/37    $      427,686
                Palmer Square CLO Ltd.
       400,000     Series 2018-1A, Class A1, 3 Mo. LIBOR + 1.03% (a) (d)............     1.27%       04/18/31           398,906
                Park Avenue Institutional Advisers CLO Ltd.
       150,000     Series 2018-1A, Class A2R, 3 Mo. LIBOR + 1.60% (a) (d)...........     1.85%       10/20/31           149,161
                Park Place Securities Inc Asset-Backed Pass-Through Certificates
       312,885     Series 2004-WHQ2, Class M4, 1 Mo. LIBOR + 1.58% (a)..............     1.76%       02/25/35           314,154
       338,020     Series 2004-WWF1, Class M5, 1 Mo. LIBOR + 1.80% (a)..............     1.99%       12/25/34           339,480
                PRET LLC
     1,235,000     Series 2022-RN1, Class A1, steps up to 6.72% on
                      02/25/25 (d) (f) (g)..........................................     3.72%       07/25/51         1,234,999
                Progress Residential Trust
     1,169,000     Series 2019-SFR3, Class F (d)....................................     3.87%       09/17/36         1,143,726
                RASC Trust
       576,000     Series 2005-KS11, Class M3, 1 Mo. LIBOR + 0.66% (a)..............     0.85%       12/25/35           570,439
                Rockford Tower CLO Ltd.
       775,000     Series 2021-1A, Class A1, 3 Mo. LIBOR + 1.17% (a) (d)............     1.42%       07/20/34           775,173
                Sabey Data Center Issuer LLC
       650,000     Series 2020-1, Class A2 (d)......................................     3.81%       04/20/45           662,395
                Saxon Asset Securities Trust
        83,383     Series 2005-1, Class M2, 1 Mo. LIBOR + 0.72% (a).................     0.91%       05/25/35            82,169
                Securitized Asset Backed Receivables LLC Trust
     1,172,095     Series 2006-CB5, Class A3, 1 Mo. LIBOR + 0.28% (a)...............     0.47%       06/25/36           918,364
        77,194     Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.48% (a)...............     0.67%       03/25/36            76,455
       388,812     Series 2007-NC2, Class A2B, 1 Mo. LIBOR + 0.14% (a)..............     0.33%       01/25/37           367,950
                SLC Student Loan Trust
       676,718     Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (a)................     1.80%       12/15/32           684,790
                SLM Student Loan Trust
        65,000     Series 2008-4, Class B, 3 Mo. LIBOR + 1.85% (a)..................     2.11%       04/25/73            63,751
       662,003     Series 2008-5, Class A4, 3 Mo. LIBOR + 1.70% (a).................     1.96%       07/25/23           664,120
        65,000     Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (a)..................     2.11%       07/25/73            64,275
       581,847     Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (a).................     1.36%       07/25/23           579,810
                Small Business Lending Trust
       630,000     Series 2019-A, Class D (d).......................................     6.30%       07/15/26           630,176
                Soundview Home Loan Trust
     1,441,956     Series 2007-OPT1, Class 1A1, 1 Mo. LIBOR + 0.20% (a).............     0.39%       06/25/37         1,245,776
       359,800     Series 2007-OPT1, Class 2A2, 1 Mo. LIBOR + 0.15% (a).............     0.34%       06/25/37           303,270
       210,566     Series 2007-OPT3, Class 1A1, 1 Mo. LIBOR + 0.17% (a).............     0.36%       08/25/37           198,025
       700,000     Series 2007-OPT3, Class 2A4, 1 Mo. LIBOR + 0.25% (a).............     0.44%       08/25/37           643,567
                Specialty Underwriting & Residential Finance Trust
     1,300,611     Series 2006-AB3, Class A2C, 1 Mo. LIBOR + 0.48% (a)..............     0.67%       09/25/37         1,071,868
                Stratus CLO Ltd.
       925,000     Series 2021-3A, Class SUB (d)....................................     0.00%       12/29/29           870,737
                Structured Asset Securities Corp. Mortgage Loan Trust
        72,668     Series 2006-OPT1, Class A1, 1 Mo. LIBOR + 0.18% (a)..............     0.37%       04/25/36            72,077
                TAL Advantage VII LLC
       489,469     Series 2020-1A, Class A (d)......................................     2.05%       09/20/45           475,114
                Textainer Marine Containers VIII Ltd.
       865,608     Series 2020-2A, Class A (d)......................................     2.10%       09/20/45           839,706
        87,108     Series 2020-3A, Class A (d)......................................     2.11%       09/20/45            84,389


Page 84                 See Notes to Financial Statements


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                TRESTLES CLO V Ltd.
$    2,000,000     Series 2021-5A, Class A1, 3 Mo. LIBOR + 1.17% (a) (d)............     1.33%       10/20/34    $    2,000,864
                TRP LLC
       286,833     Series 2021-1, Class A (d).......................................     2.07%       06/19/51           276,351
                VOYA CLO
       175,000     Series 2017-2A, Class A2AR, 3 Mo. LIBOR + 1.65% (a) (d)..........     1.89%       06/07/30           175,273
                Wachovia Student Loan Trust
       829,394     Series 2006-1, Class B, 3 Mo. LIBOR + 0.24% (a) (d)..............     0.50%       04/25/40           776,545
                WaMu Asset-Backed Certificates WaMuTrust
     1,121,683     Series 2007-HE1, Class 2A4, 1 Mo. LIBOR + 0.23% (a)..............     0.42%       01/25/37           686,742
                                                                                                                 --------------
                TOTAL ASSET-BACKED SECURITIES..................................................................      59,718,851
                (Cost $60,383,910)                                                                               --------------

U.S. GOVERNMENT AGENCY SECURITIES -- 3.2%

     2,770,000  Federal Home Loan Banks.............................................     1.04%       06/14/24         2,746,243
       760,000  Federal Home Loan Banks.............................................     1.61%       09/04/24           759,027
       760,000  Federal Home Loan Banks.............................................     1.61%       09/04/24           759,028
     4,230,000  Federal Home Loan Banks.............................................     1.20%       12/23/24         4,185,045
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY SECURITIES........................................................       8,449,343
                (Cost $8,520,000)                                                                                --------------

U.S. GOVERNMENT BONDS AND NOTES -- 1.6%

       960,000  U.S. Treasury Bond..................................................     2.00%       11/15/41           917,100
       645,000  U.S. Treasury Bond..................................................     2.25%       02/15/52           654,826
        80,000  U.S. Treasury Note..................................................     1.88%       02/28/27            80,606
     2,455,000  U.S. Treasury Note..................................................     1.88%       02/15/32         2,463,631
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................       4,116,163
                (Cost $4,114,529)                                                                                --------------

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES -- 1.0%

                JAPAN -- 1.0%
   320,000,000  Japan Treasury Discount Bill, Series 1041 (JPY).....................      (b)        03/07/22         2,783,502
                                                                                                                 --------------
                Total Foreign Sovereign Bonds..................................................................       2,783,502
                (Cost $2,815,622)                                                                                --------------

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. TREASURY BILLS -- 33.6%

$   11,540,000  U.S. Treasury Bill..................................................      (b)        04/07/22        11,538,870
     1,090,000  U.S. Treasury Bill..................................................      (b)        05/26/22         1,089,219
       760,000  U.S. Treasury Bill..................................................      (b)        06/09/22           759,229
    17,740,000  U.S. Treasury Bill..................................................      (b)        06/23/22        17,715,516
     9,565,000  U.S. Treasury Bill..................................................      (b)        07/07/22         9,547,820
    14,325,000  U.S. Treasury Bill..................................................      (b)        07/21/22        14,294,865


                        See Notes to Financial Statements                Page 85


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. TREASURY BILLS (CONTINUED)

$   14,605,000  U.S. Treasury Bill..................................................      (b)        07/28/22    $   14,570,786
     7,980,000  U.S. Treasury Bill..................................................      (b)        08/18/22         7,955,920
    10,400,000  U.S. Treasury Bill..................................................      (b)        08/25/22        10,367,019
                                                                                                                 --------------
                TOTAL U.S. TREASURY BILLS......................................................................      87,839,244
                (Cost $87,884,168)                                                                               --------------

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 4.9%

    12,743,431  JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 0.01% (j).....      12,743,431
                (Cost $12,743,431)                                                                               --------------

                TOTAL INVESTMENTS -- 160.7%....................................................................     420,325,838
                (Cost $421,998,771)                                                                              --------------

                NET OTHER ASSETS AND LIABILITIES -- (60.7)%....................................................    (158,838,204)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  261,487,634
                                                                                                                 ==============

FORWARD FOREIGN CURRENCY CONTRACTS AT FEBRUARY 28, 2022 (See Note 2E - Forward Foreign Currency Contracts in the Notes to
Financial Statements):

                                                                            PURCHASE VALUE       SALE VALUE        UNREALIZED
  SETTLEMENT                           AMOUNT               AMOUNT              AS OF              AS OF          APPRECIATION
     DATE         COUNTERPARTY        PURCHASED              SOLD             2/28/2022          2/28/2022       (DEPRECIATION)
--------------   --------------   -----------------   ------------------   ----------------   ----------------   --------------
  04/08/2022           GS         GBP       176,000   USD        237,593    $    236,169       $      237,593    $       (1,424)
  04/08/2022          Citi        USD       676,391   EUR        595,000         676,391              668,251             8,140
  04/08/2022           GS         USD       824,970   EUR        728,000         824,970              817,624             7,346
  04/08/2022           GS         USD     2,585,321   GBP      1,927,000       2,585,321            2,585,779              (458)
  03/07/2022           GS         USD     2,819,016   JPY    320,000,000       2,819,016            2,783,948            35,068
                                                                                                                 --------------
Net Unrealized Appreciation (Depreciation)                                                                       $       48,672
                                                                                                                 ==============

Counterparty Abbreviations:
GS   - Goldman Sachs and Co.
Citi - Citigroup Global Markets

FUTURES CONTRACTS AT FEBRUARY 28, 2022 (See Note 2D - Futures Contracts in the
Notes to Financial Statements):

                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                         NUMBER OF                                               (DEPRECIATION)/
         FUTURES CONTRACTS              POSITION         CONTRACTS       EXPIRATION DATE      NOTIONAL VALUE          VALUE
----------------------------------   --------------   ---------------   ------------------   -----------------   --------------
U.S. 2-Year Treasury Notes                Long               69              Jun-2022          $   14,850,633    $       48,351
U.S. 5-Year Treasury Notes                Long              156              Jun-2022              18,451,875            45,994
Ultra 10-Year U.S. Treasury Notes         Long               62              Jun-2022               8,762,344           115,538
Ultra U.S. Treasury Bond Futures          Short               5              Jun-2022                (929,688)           (8,980)
                                                                                               --------------    --------------
                                                                                               $   41,135,164    $      200,903
                                                                                               ==============    ==============


(a)   Floating or variable rate security.

(b)   Zero coupon security.

(c)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

Page 86                 See Notes to Financial Statements


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

(d)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, (the "1933 Act") as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2022, securities noted as such amounted to $76,349,609 or 29.2% of net assets.

(e)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2K - Mortgage Dollar Rolls in the Notes to Financial
      Statements).

(f)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At February 28, 2022, securities noted as such are valued at
      $2,826,699 or 1.1% of net assets.

(g)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(h)   When-issued security. The interest rate shown reflects the rate in effect at February 28, 2022. Interest will begin accruing on the security's first settlement date.

(i)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the
      Notes to Financial Statements).

(j)   Rate shown reflects yield as of February 28, 2022.

CME     - Chicago Mercantile Exchange
EURIBOR - Euro Interbank Offered Rate
IO      - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR   - London Interbank Offered Rate
PO      - Principal-Only Security
SOFR    - Secured Overnight Financing Rate
SONIA   - Sterling Overnight Index Average
TBA     - To-Be-Announced Security

Currency Abbreviations:
GBP     - British Pound Sterling
EUR     - Euro
JPY     - Japanese Yen
USD     - United States Dollar

                        See Notes to Financial Statements                Page 87


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                 LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                            VALUE AT           QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           2/28/2022           PRICES             INPUTS             INPUTS
                                                        ----------------   ---------------   ----------------   ----------------
U.S. Government Agency Mortgage-Backed Securities....   $    159,220,266   $            --   $    159,220,266   $             --
Mortgage-Backed Securities...........................         85,455,038                --         85,455,038                 --
Asset-Backed Securities..............................         59,718,851                --         59,718,851                 --
U.S. Government Agency Securities....................          8,449,343                --          8,449,343                 --
U.S. Government Bonds and Notes......................          4,116,163                --          4,116,163                 --
Foreign Sovereign Bonds and Notes*...................          2,783,502                --          2,783,502                 --
U.S. Treasury Bills..................................         87,839,244                --         87,839,244                 --
Money Market Funds...................................         12,743,431        12,743,431                 --                 --
                                                        ----------------   ---------------   ----------------   ----------------
Total Investments....................................        420,325,838        12,743,431        407,582,407                 --
Forward Foreign Currency Contracts...................             50,554                --             50,554                 --
Futures Contracts**..................................            209,883           209,883                 --                 --
                                                        ----------------   ---------------   ----------------   ----------------
Total................................................   $    420,586,275   $    12,953,314   $    407,632,961   $             --
                                                        ================   ===============   ================   ================

                                                       LIABILITIES TABLE
                                                                                                 LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                            VALUE AT           QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           2/28/2022           PRICES             INPUTS             INPUTS
                                                        ----------------   ---------------   ----------------   ----------------
Forward Foreign Currency Contracts...................   $         (1,882)  $            --   $         (1,882)  $             --
Futures Contracts**..................................             (8,980)           (8,980)                --                 --
                                                        ----------------   ---------------   ----------------   ----------------
Total................................................   $        (10,862)  $        (8,980)  $         (1,882)  $             --
                                                        ================   ===============   ================   ================


*  See Portfolio of Investments for country breakout.
** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.

Page 88                 See Notes to Financial Statements


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES -- 64.3%

                ANGOLA -- 2.8%
       250,000  Angolan Government International Bond (USD) (a).....................     8.25%       05/09/28    $      249,687
                                                                                                                 --------------

                ARGENTINA -- 1.3%
        66,836  Argentine Republic Government International Bond, steps up to
                   1.50% on 07/10/22 (USD) (b)......................................     1.13%       07/09/35            20,007
       143,894  Argentine Republic Government International Bond, steps up to
                   3.50% on 07/10/22 (USD) (b)......................................     2.50%       07/09/41            49,269
       128,605  Argentine Republic Government International Bond, steps up to
                   3.88% on 07/10/22 (USD) (b)......................................     2.00%       01/09/38            47,916
                                                                                                                 --------------
                                                                                                                        117,192
                                                                                                                 --------------

                BAHRAIN -- 2.1%
       200,000  Bahrain Government International Bond (USD) (c).....................     5.45%       09/16/32           184,870
                                                                                                                 --------------

                BRAZIL -- 2.1%
       200,000  Brazilian Government International Bond (USD).......................     3.88%       06/12/30           187,262
                                                                                                                 --------------

                CAYMAN ISLANDS -- 2.2%
       200,000  KSA Sukuk Ltd. (USD) (a)............................................     2.25%       05/17/31           193,207
                                                                                                                 --------------

                CHILE -- 3.2%
       300,000  Chile Government International Bond (USD)...........................     2.55%       01/27/32           283,125
                                                                                                                 --------------

                DOMINICAN REPUBLIC -- 4.1%
       250,000  Dominican Republic International Bond (USD) (a).....................     4.88%       09/23/32           228,127
       150,000  Dominican Republic International Bond (USD) (a).....................     5.30%       01/21/41           129,189
                                                                                                                 --------------
                                                                                                                        357,316
                                                                                                                 --------------

                ECUADOR -- 1.8%
       154,000  Ecuador Government International Bond, steps up to 2.50% on
                   08/01/22 (USD) (a) (b)...........................................     1.00%       07/31/35           108,572
        55,700  Ecuador Government International Bond, steps up to 5.50% on
                   08/01/22 (USD) (b) (c)...........................................     5.00%       07/31/30            48,946
                                                                                                                 --------------
                                                                                                                        157,518
                                                                                                                 --------------

                EGYPT -- 3.0%
       300,000  Egypt Government International Bond (USD) (c).......................     6.59%       02/21/28           268,547
                                                                                                                 --------------

                GABON -- 2.1%
       200,000  Gabon Government International Bond (USD) (c).......................     6.63%       02/06/31           182,570
                                                                                                                 --------------

                GUATEMALA -- 2.1%
       200,000  Guatemala Government Bond (USD) (a).................................     4.65%       10/07/41           183,752
                                                                                                                 --------------

                HUNGARY -- 2.0%
       200,000  Hungary Government International Bond (USD) (a).....................     2.13%       09/22/31           180,624
                                                                                                                 --------------

                INDONESIA -- 2.2%
       200,000  Perusahaan Penerbit SBSN Indonesia III (USD) (a)....................     3.80%       06/23/50           189,750
                                                                                                                 --------------

                IRAQ -- 2.1%
       187,500  Iraq International Bond (USD) (c)...................................     5.80%       01/15/28           180,648
                                                                                                                 --------------

                MEXICO -- 5.3%
       200,000  Mexico Government International Bond (USD)..........................     3.50%       02/12/34           188,830
       300,000  Mexico Government International Bond (USD)..........................     4.28%       08/14/41           282,183
                                                                                                                 --------------
                                                                                                                        471,013
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 89


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                NIGERIA -- 1.9%
       200,000  Nigeria Government International Bond (USD) (a).....................     7.70%       02/23/38    $      169,170
                                                                                                                 --------------

                PAKISTAN -- 2.1%
       200,000  Pakistan Government International Bond (USD) (c)....................     6.88%       12/05/27           186,500
                                                                                                                 --------------

                PANAMA -- 3.0%
       300,000  Panama Government International Bond (USD)..........................     2.25%       09/29/32           265,329
                                                                                                                 --------------

                PERU -- 2.7%
       200,000  Peruvian Government International Bond (USD)........................     3.00%       01/15/34           185,272
        57,000  Peruvian Government International Bond (USD)........................     3.30%       03/11/41            50,990
                                                                                                                 --------------
                                                                                                                        236,262
                                                                                                                 --------------

                PHILIPPINES -- 2.1%
       200,000  Philippine Government International Bond (USD)......................     1.95%       01/06/32           180,935
                                                                                                                 --------------

                QATAR -- 2.5%
       200,000  Qatar Government International Bond (USD) (a).......................     3.75%       04/16/30           216,261
                                                                                                                 --------------

                ROMANIA -- 1.3%
        70,000  Romanian Government International Bond (USD) (a)....................     3.00%       02/27/27            68,403
        54,000  Romanian Government International Bond (USD) (a)....................     3.00%       02/14/31            49,593
                                                                                                                 --------------
                                                                                                                        117,996
                                                                                                                 --------------

                SAUDI ARABIA -- 2.4%
       225,000  Saudi Government International Bond (USD) (a).......................     2.25%       02/02/33           212,119
                                                                                                                 --------------

                TURKEY -- 2.0%
       200,000  Turkey Government International Bond (USD)..........................     4.25%       04/14/26           178,556
                                                                                                                 --------------

                UKRAINE -- 1.0%
       250,000  Ukraine Government International Bond (USD) (c).....................     7.75%       09/01/27            88,062
                                                                                                                 --------------

                UNITED ARAB EMIRATES -- 2.7%
       250,000  Abu Dhabi Government International Bond (USD) (c)...................     1.70%       03/02/31           233,778
                                                                                                                 --------------

                URUGUAY -- 2.2%
       119,000  Uruguay Government International Bond (USD).........................     4.38%       01/23/31           130,812
        55,000  Uruguay Government International Bond (USD).........................     4.98%       04/20/55            65,244
                                                                                                                 --------------
                                                                                                                        196,056
                                                                                                                 --------------
                TOTAL FOREIGN SOVEREIGN BONDS AND NOTES........................................................       5,668,105
                (Cost $6,277,527)                                                                                --------------

FOREIGN CORPORATE BONDS AND NOTES -- 30.5%

                ELECTRIC -- 2.3%
       200,000  Eskom Holdings SOC Ltd. (USD) (c)...................................     6.35%       08/10/28           204,410
                                                                                                                 --------------

                ENGINEERING & CONSTRUCTION -- 2.7%
       250,000  India Airport Infra (USD) (a).......................................     6.25%       10/25/25           238,273
                                                                                                                 --------------

                MINING -- 3.8%
        45,000  Freeport-McMoRan, Inc. (USD)........................................     4.63%       08/01/30            46,524
       275,000  Indonesia Asahan Aluminium Persero PT (USD) (a).....................     5.45%       05/15/30           291,143
                                                                                                                 --------------
                                                                                                                        337,667
                                                                                                                 --------------


Page 90                 See Notes to Financial Statements


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                OIL & GAS -- 15.1%
        55,000  Ecopetrol S.A. (USD)................................................     5.88%       11/02/51    $       46,452
       200,000  Gran Tierra Energy, Inc. (USD) (c)..................................     7.75%       05/23/27           180,591
       200,000  KazMunayGas National Co. JSC (USD) (a)..............................     3.50%       04/14/33           182,385
       200,000  MC Brazil Downstream Trading S.A.R.L. (USD) (a).....................     7.25%       06/30/31           185,764
       200,000  OQ SAOC (USD) (c)...................................................     5.13%       05/06/28           199,607
       124,000  Petroleos Mexicanos (USD)...........................................     5.95%       01/28/31           116,297
       250,000  Petroleos Mexicanos (USD)...........................................     6.63%       06/15/35           226,812
       200,000  Qatar Energy (USD) (a)..............................................     2.25%       07/12/31           188,752
                                                                                                                 --------------
                                                                                                                      1,326,660
                                                                                                                 --------------

                PIPELINES -- 2.1%
       200,000  Galaxy Pipeline Assets Bidco Ltd. (USD) (a).........................     2.94%       09/30/40           184,643
                                                                                                                 --------------

                TELECOMMUNICATIONS -- 4.5%
       200,000  C&W Senior Financing DAC (USD) (a)..................................     6.88%       09/15/27           207,632
       200,000  Millicom International Cellular S.A. (USD) (c)......................     4.50%       04/27/31           187,420
                                                                                                                 --------------
                                                                                                                        395,052
                                                                                                                 --------------
                TOTAL FOREIGN CORPORATE BONDS AND NOTES........................................................       2,686,705
                (Cost $2,832,609)                                                                                --------------

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 3.7%

       324,967  JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 0.01% (d).....         324,967
                (Cost $324,967)                                                                                  --------------

                TOTAL INVESTMENTS -- 98.5%.....................................................................       8,679,777
                (Cost $9,435,103)
                NET OTHER ASSETS AND LIABILITIES -- 1.5%.......................................................         133,236
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $    8,813,013
                                                                                                                 ==============


(a)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2022, securities noted as such amounted to $3,657,046 or 41.5% of net assets.

(b)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(c)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(d)   Rate shown reflects yield as of February 28, 2022.

Currency Abbreviations:
USD - United States Dollar

                        See Notes to Financial Statements                Page 91


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                 LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                            VALUE AT           QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           2/28/2022           PRICES             INPUTS             INPUTS
                                                        ----------------   ---------------   ----------------   ----------------
Foreign Sovereign Bonds and Notes*...................   $      5,668,105   $            --   $      5,668,105   $             --
Foreign Corporate Bonds and Notes**..................          2,686,705                --          2,686,705                 --
Money Market Funds...................................            324,967           324,967                 --                 --
                                                        ----------------   ---------------   ----------------   ----------------
Total Investments....................................   $      8,679,777   $       324,967   $      8,354,810   $             --
                                                        ================   ===============   ================   ================


*   See Portfolio of Investments for country breakout.
**  See Portfolio of Investments for industry breakout.

Page 92                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2022 (UNAUDITED)


                                                      FIRST TRUST TCW   FIRST TRUST TCW   FIRST TRUST TCW   FIRST TRUST TCW
                                                       OPPORTUNISTIC     UNCONSTRAINED      SECURITIZED        EMERGING
                                                       FIXED INCOME        PLUS BOND           PLUS          MARKETS DEBT
                                                            ETF               ETF               ETF               ETF
                                                          (FIXD)            (UCON)            (DEED)            (EFIX)
                                                      ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments, at value..............................   $ 6,101,023,424   $ 1,226,042,939   $   420,325,838   $     8,679,777
Options contracts purchased, at value..............         3,225,844                --                --                --
Swaptions contracts purchased, at value............           755,775                --                --                --
Swap contracts, at value...........................         2,211,284           331,723                --                --
Cash...............................................        14,310,012           220,795                --             7,198
Cash segregated as collateral for open futures
   contracts.......................................        13,277,000         3,771,576           455,000                --
Cash segregated as collateral for open swap
   contracts.......................................        11,544,007         2,275,084                --                --
Unrealized appreciation on forward foreign
   currency contracts..............................           141,367                --            50,554                --
Due from authorized participant....................                --            40,250                --                --
Receivables:
   Investment securities sold......................       651,265,204       100,134,881        88,327,434            42,729
   Interest........................................        19,122,996         6,029,650           690,457            97,058
   Capital shares sold.............................        15,442,018         1,289,889                --                --
   Variation margin................................            54,359                --           277,484                --
   Dividends.......................................               644               104                58                 2
   Reclaims........................................                --                --             1,177                --
                                                      ---------------   ---------------   ---------------   ---------------
      Total Assets.................................     6,832,373,934     1,340,136,891       510,128,002         8,826,764
                                                      ---------------   ---------------   ---------------   ---------------

LIABILITIES:
Options contracts written, at value................         8,488,888                --                --                --
Swap contracts, at value...........................         7,916,258         1,009,100                --                --
Unrealized depreciation on forward foreign
   currency contracts..............................           922,214                --             1,882                --
Payables:
   Investment securities purchased.................     1,845,305,777       259,165,720       248,497,002             7,198
   Investment advisory fees........................         2,069,388           592,112           141,484             6,553
   Variation margin................................                --         1,754,317                --                --
Other liabilities..................................                --           472,274                --                --
                                                      ---------------   ---------------   ---------------   ---------------
      Total Liabilities............................     1,864,702,525       262,993,523       248,640,368            13,751
                                                      ---------------   ---------------   ---------------   ---------------
NET ASSETS.........................................   $ 4,967,671,409   $ 1,077,143,368   $   261,487,634   $     8,813,013
                                                      ===============   ===============   ===============   ===============

NET ASSETS CONSIST OF:
Paid-in capital....................................   $ 5,195,067,556   $ 1,097,773,681   $   271,127,641   $    10,834,139
Par value..........................................           966,500           417,500           104,500             5,000
Accumulated distributable earnings (loss)..........      (228,362,647)      (21,047,813)       (9,744,507)       (2,026,126)
                                                      ---------------   ---------------   ---------------   ---------------
NET ASSETS.........................................   $ 4,967,671,409   $ 1,077,143,368   $   261,487,634   $     8,813,013
                                                      ===============   ===============   ===============   ===============
NET ASSET VALUE, per share.........................   $         51.40   $         25.80   $         25.02   $         17.63
                                                      ===============   ===============   ===============   ===============
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share)...        96,650,002        41,750,002        10,450,002           500,002
                                                      ===============   ===============   ===============   ===============
Investments, at cost...............................   $ 6,192,039,671   $ 1,242,773,780   $   421,998,771   $     9,435,103
                                                      ===============   ===============   ===============   ===============
Premiums paid on options contracts purchased.......   $     3,937,830   $            --   $            --   $            --
                                                      ===============   ===============   ===============   ===============
Premiums paid on swaptions contracts purchased.....   $       571,710   $            --   $            --   $            --
                                                      ===============   ===============   ===============   ===============
Premiums received on options contracts written.....   $     9,063,889   $            --   $            --   $            --
                                                      ===============   ===============   ===============   ===============


                        See Notes to Financial Statements                Page 93


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)


                                                      FIRST TRUST TCW   FIRST TRUST TCW   FIRST TRUST TCW   FIRST TRUST TCW
                                                       OPPORTUNISTIC     UNCONSTRAINED      SECURITIZED        EMERGING
                                                       FIXED INCOME        PLUS BOND           PLUS          MARKETS DEBT
                                                            ETF               ETF               ETF               ETF
                                                          (FIXD)            (UCON)            (DEED)            (EFIX)
                                                      ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
Interest...........................................   $    43,735,098   $    10,477,196   $     2,475,362   $       411,244
Dividends..........................................             4,748               788             6,858                17
                                                      ---------------   ---------------   ---------------   ---------------
   Total investment income.........................        43,739,846        10,477,984         2,482,220           411,261
                                                      ---------------   ---------------   ---------------   ---------------

EXPENSES:
Investment advisory fees...........................        16,791,268         3,403,652         1,023,030            83,467
                                                      ---------------   ---------------   ---------------   ---------------
   Total expenses..................................        16,791,268         3,403,652         1,023,030            83,467
   Less fees waived by the investment advisor......        (2,583,272)         (400,430)         (136,404)           (8,786)
                                                      ---------------   ---------------   ---------------   ---------------
   Net expenses....................................        14,207,996         3,003,222           886,626            74,681
                                                      ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS).......................        29,531,850         7,474,762         1,595,594           336,580
                                                      ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.....................................       (92,361,233)       (4,380,604)       (7,614,306)       (1,089,264)
   Purchased options contracts.....................         2,722,450                --                --                --
   Written options contracts.......................        (4,834,277)               --                --                --
   Forward foreign currency contracts..............         3,271,313           133,665             7,755                --
   Futures contracts...............................           365,592         2,004,705          (146,887)               --
   Swap contracts..................................                --            66,809                --                --
   Foreign currency transactions...................          (313,378)         (115,165)           15,197            (3,448)
                                                      ---------------   ---------------   ---------------   ---------------
Net realized gain (loss)...........................       (91,149,533)       (2,290,590)       (7,738,241)       (1,092,712)
                                                      ---------------   ---------------   ---------------   ---------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments.....................................      (148,125,694)      (22,425,459)       (2,571,543)         (816,386)
   Purchased swaptions contracts...................           228,386                --                --                --
   Purchased options contracts.....................          (846,134)               --                --                --
   Written options contracts.......................           552,329                --                --                --
   Forward foreign currency contracts..............          (780,847)               --            47,658                --
   Futures contracts...............................            33,370        (1,529,017)          205,578                --
   Swap contracts..................................        (5,400,073)         (645,488)               --                --
   Foreign currency translation....................               124                --              (118)              140
                                                      ---------------   ---------------   ---------------   ---------------
Net change in unrealized appreciation
   (depreciation)..................................      (154,338,539)      (24,599,964)       (2,318,425)         (816,246)
                                                      ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS).....................................      (245,488,072)      (26,890,554)      (10,056,666)       (1,908,958)
                                                      ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.......................   $  (215,956,222)  $   (19,415,792)  $    (8,461,072)  $    (1,572,378)
                                                      ===============   ===============   ===============   ===============


Page 94                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                                      FIRST TRUST TCW                     FIRST TRUST TCW
                                                                    OPPORTUNISTIC FIXED                    UNCONSTRAINED
                                                                         INCOME ETF                        PLUS BOND ETF
                                                                           (FIXD)                              (UCON)
                                                             ----------------------------------  ----------------------------------
                                                                SIX MONTHS                          SIX MONTHS
                                                                  ENDED              YEAR             ENDED              YEAR
                                                                2/28/2022           ENDED           2/28/2022           ENDED
                                                               (UNAUDITED)        8/31/2021        (UNAUDITED)        8/31/2021
                                                             ----------------  ----------------  ----------------  ----------------
OPERATIONS:
Net investment income (loss)..............................   $     29,531,850  $     64,284,996  $      7,474,762  $      6,253,847
Net realized gain (loss)..................................        (91,149,533)      (18,394,631)       (2,290,590)        5,247,642
Net change in unrealized appreciation (depreciation)......       (154,338,539)       (9,964,130)      (24,599,964)         (817,200)
                                                             ----------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       (215,956,222)       35,926,235       (19,415,792)       10,684,289
                                                             ----------------  ----------------  ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................        (36,492,876)    (135,544,495)        (7,630,091)       (8,311,326)
Return of capital.........................................                 --       (3,126,328)                --                --
                                                             ----------------  ----------------  ----------------  ----------------
Total distributions to shareholders.......................        (36,492,876)     (138,670,823)       (7,630,091)       (8,311,326)
                                                             ----------------  ----------------  ----------------  ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................        176,392,658     1,797,708,750       495,871,945       401,649,334
Cost of shares redeemed...................................       (253,939,623)      (37,801,569)               --                --
                                                             ----------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................        (77,546,965)    1,759,907,181       495,871,945       401,649,334
                                                             ----------------  ----------------  ----------------  ----------------
Total increase (decrease) in net assets...................       (329,996,063)    1,657,162,593       468,826,062       404,022,297

NET ASSETS:
Beginning of period.......................................      5,297,667,472     3,640,504,879       608,317,306       204,295,009
                                                             ----------------  ----------------  ----------------  ----------------
End of period.............................................   $  4,967,671,409  $  5,297,667,472  $  1,077,143,368  $    608,317,306
                                                             ================  ================  ================  ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................         98,150,002        66,000,002        22,900,002         7,800,002
Shares sold...............................................          3,350,000        32,850,000        18,850,000        15,100,000
Shares redeemed...........................................         (4,850,000)         (700,000)               --                --
                                                             ----------------  ----------------  ----------------  ----------------
Shares outstanding, end of period.........................         96,650,002        98,150,002        41,750,002        22,900,002
                                                             ================  ================  ================  ================


                        See Notes to Financial Statements                Page 95


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      FIRST TRUST TCW                     FIRST TRUST TCW
                                                                        SECURITIZED                       EMERGING MARKETS
                                                                          PLUS ETF                            DEBT ETF
                                                                           (DEED)                              (EFIX)
                                                             ----------------------------------  ----------------------------------
                                                                SIX MONTHS                          SIX MONTHS
                                                                  ENDED              YEAR             ENDED             PERIOD
                                                                2/28/2022           ENDED           2/28/2022           ENDED
                                                               (UNAUDITED)        8/31/2021        (UNAUDITED)       8/31/2021 (a)
                                                             ----------------  ----------------  ----------------  ----------------
OPERATIONS:
Net investment income (loss)..............................   $      1,595,594  $        790,516  $        336,580  $        393,399
Net realized gain (loss)..................................         (7,738,241)        1,584,680        (1,092,712)         (111,065)
Net change in unrealized appreciation (depreciation)......         (2,318,425)          204,936         (816,246)            60,920
                                                             ----------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................         (8,461,072)        2,580,132        (1,572,378)          343,254
                                                             ----------------  ----------------  ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................         (3,105,925)       (1,603,367)         (369,501)         (427,501)
Return of capital.........................................                 --                --                --                --
                                                             ----------------  ----------------  ----------------  ----------------
Total distributions to shareholders.......................         (3,105,925)       (1,603,367)         (369,501)         (427,501)
                                                             ----------------  ----------------  ----------------  ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................         84,173,406       203,281,137                --        20,034,040
Cost of shares redeemed...................................        (38,662,945)       (2,590,248)       (9,194,901)               --
                                                             ----------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................         45,510,461       200,690,889        (9,194,901)       20,034,040
                                                             ----------------  ----------------  ----------------  ----------------
Total increase (decrease) in net assets...................         33,943,464       201,667,654       (11,136,780)       19,949,793

NET ASSETS:
Beginning of period.......................................        227,544,170        25,876,516        19,949,793                --
                                                             ----------------  ----------------  ----------------  ----------------
End of period.............................................   $    261,487,634  $    227,544,170  $      8,813,013  $     19,949,793
                                                             ================  ================  ================  ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................          8,750,002         1,000,002         1,000,002                --
Shares sold...............................................          3,250,000         7,850,000                --         1,000,002
Shares redeemed...........................................         (1,550,000)         (100,000)         (500,000)               --
                                                             ----------------  ----------------  ----------------  ----------------
Shares outstanding, end of period.........................         10,450,002         8,750,002           500,002         1,000,002
                                                             ================  ================  ================  ================


(a)  Inception date is February 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 96                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)


                                        SIX MONTHS
                                           ENDED                        YEAR ENDED AUGUST 31,                         PERIOD
                                         2/28/2022    ---------------------------------------------------------       ENDED
                                        (UNAUDITED)       2021           2020           2019           2018        8/31/2017 (a)
                                       ------------   ------------   ------------   ------------   ------------   --------------
Net asset value, beginning of period... $    53.98     $    55.16     $    52.97     $    49.40     $    51.01      $    50.00
                                        ----------     ----------     ----------     ----------     ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...........       0.30           0.76           1.06           1.39           1.15            0.49
Net realized and unrealized
   gain (loss).........................      (2.51)         (0.34)          2.85           3.63          (1.46)           1.12
                                        ----------     ----------     ----------     ----------     ----------      ----------
Total from investment operations.......      (2.21)          0.42           3.91           5.02          (0.31)           1.61
                                        ----------     ----------     ----------     ----------     ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..................      (0.37)         (0.81)         (1.12)         (1.45)         (1.30)          (0.60)
Net realized gain......................         --          (0.75)         (0.60)            --          (0.00) (b)         --
Return of capital......................         --          (0.04)            --             --             --              --
                                        ----------     ----------     ----------     ----------     ----------      ----------
Total distributions....................      (0.37)         (1.60)         (1.72)         (1.45)         (1.30)          (0.60)
                                        ----------     ----------     ----------     ----------     ----------      ----------
Net asset value, end of period......... $    51.40     $    53.98     $    55.16     $    52.97     $    49.40      $    51.01
                                        ==========     ==========     ==========     ==========     ==========      ==========
TOTAL RETURN (c).......................      (4.11)%         0.77%          7.57%         10.33%         (0.57)%          3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)... $4,967,671     $5,297,667     $3,640,505     $  900,459     $  318,605      $   51,101
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets..............................       0.65% (d)      0.65%          0.65%          0.65%          0.65%           0.65% (d)
Ratio of net expenses to average net
   assets..............................       0.55% (d)      0.55%          0.55%          0.55%          0.55%           0.55% (d)
Ratio of net investment income (loss)
   to average net assets...............       1.14% (d)      1.34%          1.61%          2.69%          2.29%           1.81% (d)
Portfolio turnover rate (e) (f)........        214%           497%           431%           246%           358%            231%


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)


                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED AUGUST 31,                  PERIOD
                                                        2/28/2022    ------------------------------------------       ENDED
                                                       (UNAUDITED)       2021           2020           2019        8/31/2018 (a)
                                                      ------------   ------------   ------------   ------------   --------------
Net asset value, beginning of period.................. $    26.56     $    26.19     $    25.79     $    25.12      $    25.00
                                                       ----------     ----------     ----------     ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........................       0.23           0.53           0.75           0.77            0.17
Net realized and unrealized gain (loss)...............      (0.74)          0.52           0.50           0.75            0.10
                                                       ----------     ----------     ----------     ----------      ----------
Total from investment operations......................      (0.51)          1.05           1.25           1.52            0.27
                                                       ----------     ----------     ----------     ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.................................      (0.24)         (0.51)         (0.85)         (0.81)          (0.15)
Net realized gain.....................................      (0.01)         (0.17)            --          (0.04)             --
                                                       ----------     ----------     ----------     ----------      ----------
Total distributions...................................      (0.25)         (0.68)         (0.85)         (0.85)          (0.15)
                                                       ----------     ----------     ----------     ----------      ----------
Net asset value, end of period........................ $    25.80     $    26.56     $    26.19     $    25.79      $    25.12
                                                       ==========     ==========     ==========     ==========      ==========
TOTAL RETURN (c)......................................      (1.94)%         4.04%          4.97%          6.15%           1.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).................. $1,077,143     $  608,317     $  204,295     $  207,606      $   25,125
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets.........       0.85% (d)      0.85%          0.85%          0.85%           0.85% (d)
Ratio of net expenses to average net assets...........       0.75% (d)      0.75%          0.75%          0.75%           0.75% (d)
Ratio of net investment income (loss) to average net
   assets.............................................       1.87% (d)      1.90%          2.88%          3.16%           2.68% (d)
Portfolio turnover rate (e)...........................         82% (g)       190% (g)       111% (g)        40% (g)         70%


(a)   Inception dates for FIXD and UCON are February 14, 2017 and June 4, 2018,
      respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Amount is less than $0.01.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)   The portfolio turnover rate not including mortgage dollar rolls was 131%,
      282%, 270%, 223%, 241% and 158% for the periods ending February 28, 2022,
      August 31, 2021, August 31, 2020, August 31, 2019, August 31, 2018 and
      August 31, 2017, respectively.

(g)   The portfolio turnover rate not including mortgage dollar rolls was 16%,
      40%, 67% and 39% for the periods ending February 28, 2022, August 31,
      2021, August 31, 2020, and August 31, 2019, respectively.

                        See Notes to Financial Statements                Page 97


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)


                                                       SIX MONTHS
                                                          ENDED          YEAR          PERIOD
                                                        2/28/2022        ENDED          ENDED
                                                       (UNAUDITED)     8/31/2021     8/31/2020 (a)
                                                      ------------   ------------   --------------
Net asset value, beginning of period.................. $    26.01     $    25.88      $    25.00
                                                       ----------     ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........................       0.14           0.28            0.08
Net realized and unrealized gain (loss)...............      (0.85)          0.47            0.87
                                                       ----------     ----------      ----------
Total from investment operations......................      (0.71)          0.75            0.95
                                                       ----------     ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.................................      (0.21)         (0.29)          (0.07)
Net realized gain.....................................      (0.07)         (0.33)             --
                                                       ----------     ----------      ----------
Total distributions...................................      (0.28)         (0.62)          (0.07)
                                                       ----------     ----------      ----------
Net asset value, end of period........................ $    25.02     $    26.01      $    25.88
                                                       ==========     ==========      ==========

TOTAL RETURN (b)......................................      (2.75)%         2.93%           3.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).................. $  261,488     $  227,544      $   25,877
Ratios to average net assets:
Ratio of total expenses to average net assets.........       0.75% (c)      0.75%           0.75% (c)
Ratio of net expenses to average net assets...........       0.65% (c)      0.65%           0.65% (c)
Ratio of net investment income (loss) to average net
   assets.............................................       1.17% (c)      0.98%           0.94% (c)
Portfolio turnover rate (d) (e).......................        346%           678%            186%


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)


                                                       SIX MONTHS
                                                          ENDED         PERIOD
                                                        2/28/2022        ENDED
                                                       (UNAUDITED)    8/31/2021 (a)
                                                      ------------   --------------
Net asset value, beginning of period.................. $    19.95      $    20.00
                                                       ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........................       0.34            0.40
Net realized and unrealized gain (loss)...............      (2.26)          (0.02)
                                                       ----------      ----------
Total from investment operations......................      (1.92)           0.38
                                                       ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.................................      (0.40)          (0.43)
                                                       ----------      ----------
Net asset value, end of period........................ $    17.63      $    19.95
                                                       ==========      ==========
TOTAL RETURN (b)......................................      (9.71)%          1.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).................. $    8,813      $   19,950
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets.........       0.95% (c)       0.95% (c)
Ratio of net expenses to average net assets...........       0.85% (c)       0.85% (c)
Ratio of net investment income (loss) to average net
   assets.............................................       3.83% (c)       3.75% (c)
Portfolio turnover rate (d)...........................         64%            100%


(a)   Inception dates for DEED and EFIX are April 29, 2020 and February 17,
      2021, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   The portfolio turnover rate not including mortgage dollar rolls was 180%,
      299% and 21% for the periods ending February 28, 2022, August 31, 2021 and
      August 31, 2020, respectively.

Page 98                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-five funds that are offering shares. This report covers the four funds (each a "Fund" and collectively, the "Funds")
listed below:

      First Trust TCW Opportunistic Fixed Income ETF - (The Nasdaq Stock Market
         LLC ("Nasdaq") ticker "FIXD")
      First Trust TCW Unconstrained Plus Bond ETF - (NYSE Arca, Inc. ("NYSE
         Arca") ticker "UCON")
      First Trust TCW Securitized Plus ETF - (NYSE Arca ticker "DEED")
      First Trust TCW Emerging Markets Debt ETF - (NYSE Arca ticker "EFIX")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund. FIXD's, UCON's, and
DEED's investment objective is to seek to maximize long-term total return.
EFIX's investment objective is to seek to provide high total return from current income and capital appreciation. Each of FIXD and UCON seeks to achieve its investment objective by investing, under normal market conditions, at least 80%
of its net assets (including investment borrowings) in fixed income securities.
DEED seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in securitized debt securities. EFIX seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets
(including investment borrowings) in debt securities issued or guaranteed by companies, financial institutions and government entities located in emerging market countries.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act.

Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's
      Board of Trustees, which may use the following valuation inputs when available:

      1) benchmark yields;

      2) reported trades;

      3) broker/dealer quotes;

      4) issuer spreads;

                                                                         Page 99

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

      5) benchmark securities;

      6) bids and offers; and

      7) reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Options on swaps ("swaptions") are valued by a third-party pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Senior Floating-Rate Loan Interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific
      Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,
      Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Swaps are fair valued utilizing quotations provided by a third-party pricing service or, if the third-party pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1) the credit conditions in the relevant market and changes thereto;

      2) the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto
         (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration);
         and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1) the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3) the type, size and cost of a security;

       4) the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on TCW
          Investment Management Company LLC's ("TCW" or the "Sub-Advisor") or
          external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities of the issuer, or comparable companies;

       8) the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only);

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13) other relevant factors.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2022, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

                                                                        Page 101

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates the London Interbank Offered Rates ("LIBOR") announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021.
Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of
December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The
International Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the FCA's March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Funds or their investments.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At February 28, 2022, FIXD, UCON, and DEED held $21,686,856,
$10,936,228 and $2,591,955, respectively, of when-issued or delayed-delivery securities. At February 28, 2022, FIXD, UCON, and DEED held $1,103,710,467,
$135,636,839 and $151,514,301, respectively, of forward purchase commitments.

C. RESTRICTED SECURITIES

FIXD, UCON, and DEED invest in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933
Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of February 28, 2022, FIXD, UCON, and DEED held restricted securities as shown in the following table that the
Advisor has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment.
Each Fund does not have the right to demand that such securities be registered.
These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.


                                 ACQUISITION    PRINCIPAL      CURRENT       CARRYING                      % OF
SECURITIES                          DATE          VALUE         PRICE          COST          VALUE      NET ASSETS
-------------------------------------------------------------------------------------------------------------------
FIXD
Ruby Pipeline LLC, 8.00%,
   04/01/22                      12/08/2017    $  329,909    $    86.58     $  330,338    $  285,650       0.01%

UCON
                                 07/25/2018,
Ruby Pipeline LLC, 8.00%,        04/01/2021,
   04/01/22                      08/02/2021       598,788         86.58        594,201       518,457       0.05%

DEED
Boyce Park CLO Ltd.
   Series 2022-1A, Class M2, IO,
   0.00% 04/21/35                01/28/2022     1,178,571          0.00*             0             0       0.00%**


*  Amount is less than $0.01.
** Amount is less than 0.01%.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

D. FUTURES CONTRACTS

Each Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statements of Operations.

Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of
"Net change in unrealized appreciation (depreciation) on futures contracts" on the Statements of Operations. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statements of Assets and Liabilities. If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. Each Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the
Fund's foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statements of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in "Net change in unrealized appreciation (depreciation) on forward foreign currency contracts" on the
Statements of Operations. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, a Fund could incur losses in excess of the net unrealized value shown on the forward foreign currency contracts table in the Fund's Portfolio of
Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the
Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

F. SWAP AGREEMENTS

Each Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed upon prices, rates, etc. Payment received or made by the Fund for interest rate swaps, if any, are recorded on the Statements of Operations as "Net realized gain (loss)
on swap contracts." When an interest rate swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from
(or cost of) the closing transaction and the Fund's basis in the contract, if any. Generally, the basis of the contracts, if any, is the premium received or paid. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by a Counterparty, the Fund will seek withdrawal of the collateral and may incur certain costs exercising its rights with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by changes in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund's maximum interest rate risk to meet its future payments under swap agreements is equal to

                                                                        Page 103

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

the total notional amount as shown on the Portfolio of Investments. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset. When the Fund enters into a swap agreement, any premium paid is included in "Swap contracts, at value" on the
Statements of Assets and Liabilities.

FIXD and UCON held interest rate swap agreements at February 28, 2022. An interest rate swap agreement involves the Fund's agreement to exchange a stream of interest payments for another party's stream of cash flows. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

G. OPTIONS AND SWAPTIONS

FIXD may invest in option contracts to adjust its exposure to interest rate risk. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the Fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the Fund loses an amount equal to the market value of the option written less the premium received.

FIXD invests in options on swaps (swaptions), which are transacted over-the-counter ("OTC") and not on an exchange. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid.

FIXD may purchase or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

When a Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in "Options contracts purchased, at value" on the Statements of Assets and Liabilities. When a Fund writes (sells)
an option, an amount equal to the premium received by the Fund is included in
"Options contracts written, at value" on the Statements of Assets and
Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes

When a Fund purchases a call or put swaption, the premium paid represents the cost of the call or put swaption, which is included in "Swaptions contracts purchased, at value" on the Statements of Assets and Liabilities and is subsequently adjusted daily to the current market value of the option purchased.
Fluctuations in the value of the swaptions are recorded in the Statements of
Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized. If a Fund elects to allow a put swaption to expire, then the interest rate risk for purchased swaptions is limited to the premium initially paid. Any gain or loss on swaptions would be included in "Purchased swaptions contracts" on the
Statements of Operations.

H. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs")
or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency) for the non-defaulting Counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

The Funds do not have the right to offset financial assets and financial liabilities related to options and swaptions contracts, forward foreign currency contracts, futures contracts or swap contracts on the Statements of Assets and
Liabilities.

I. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date for fixed-income securities is included in "Net realized gain (loss) on investments" on the Statements of Operations.

J. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on each Fund's Portfolio of Investments.

K. MORTGAGE DOLLAR ROLLS

Each Fund may invest, without limitation, in mortgage dollar rolls. The Funds intend to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Funds' Sub-Advisor. In a mortgage dollar roll, a Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in a Fund.

L. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

                                                                        Page 105


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

The tax character of distributions paid by each Fund during the fiscal period ended August 31, 2021 was as follows:


                                                                                Distributions    Distributions    Distributions
                                                                                  paid from         paid from       paid from
                                                                                   Ordinary          Capital        Return of
                                                                                    Income            Gains          Capital
                                                                                -------------    -------------    -------------
First Trust TCW Opportunistic Fixed Income ETF                                  $ 122,548,756    $   7,363,614    $   3,126,328
First Trust TCW Unconstrained Plus Bond ETF                                         7,774,045          537,281               --
First Trust TCW Securitized Plus ETF                                                1,573,671           29,696               --
First Trust TCW Emerging Markets Debt ETF                                             427,501              --                --


As of August 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                  Accumulated          Net
                                                                                Undistributed     Capital and      Unrealized
                                                                                  Ordinary           Other        Appreciation
                                                                                   Income         Gain (Loss)    (Depreciation)
                                                                                -------------    -------------    -------------
First Trust TCW Opportunistic Fixed Income ETF                                  $  (5,632,125)   $ (23,639,262)   $  53,357,838
First Trust TCW Unconstrained Plus Bond ETF                                                --          209,148        5,788,922
First Trust TCW Securitized Plus ETF                                                  796,234               --        1,026,256
First Trust TCW Emerging Markets Debt ETF                                               5,812         (121,232)          31,173


M. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal
Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders.
Accordingly, no provision has been made for federal and state income taxes.
However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FIXD and UCON, the taxable years ended 2018, 2019, 2020, and 2021 remain open to federal and state audit.
For DEED, the taxable years ended 2020 and 2021 remain open to federal and state audit. For EFIX, the taxable year ended 2021 remains open to federal and state audit. As of February 28, 2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2021, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                             Non-Expiring
                                                             Capital Loss
                                                             Carryforward
                                                           -----------------
First Trust TCW Opportunistic Fixed Income ETF               $          --
First Trust TCW Unconstrained Plus Bond ETF                             --
First Trust TCW Securitized Plus ETF                                    --
First Trust TCW Emerging Markets Debt ETF                          121,232



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended August 31, 2021, the Fund listed below incurred and elected to defer net late year ordinary or capital losses as follows:


                                                     Qualified Late Year Losses
                                                  ---------------------------------
                                                  Ordinary Losses   Capital Losses
                                                  ---------------   ---------------
First Trust TCW Opportunistic Fixed Income ETF      $        --       $23,639,262


As of February 28, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                                                                 Net
                                                                          Gross              Gross            Unrealized
                                                                        Unrealized         Unrealized        Appreciation
                                                      Tax Cost         Appreciation      (Depreciation)     (Depreciation)
                                                  ----------------   ----------------   ----------------   ----------------
First Trust TCW Opportunistic Fixed Income ETF    $  6,187,485,322   $     31,069,386   $   (128,484,368)  $    (97,414,982)
First Trust TCW Unconstrained Plus Bond ETF          1,242,773,780          6,510,327        (25,474,509)       (18,964,182)
First Trust TCW Securitized Plus ETF                   421,998,771          1,704,673         (3,128,031)        (1,423,358)
First Trust TCW Emerging Markets Debt ETF                9,435,103              2,794           (758,120)          (755,326)


N. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

TCW serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement,
between the Trust, on behalf of the Funds, and the Advisor, and the Investment
Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and
TCW, First Trust will supervise TCW and its management of the investment of each
Fund's assets and will pay TCW for its services as the Funds' sub-advisor. TCW receives a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund's expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. First Trust will also be responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. FIXD, UCON,
DEED, and EFIX have each agreed to pay First Trust an annual unitary management fee equal to 0.65%, 0.85%, 0.75%, and 0.95%, respectively, of its average daily net assets. Pursuant to a contractual agreement, First Trust has agreed to waive management fees of 0.10% of average daily net assets until December 31, 2022 for
FIXD, UCON and DEED and February 10, 2023 for EFIX. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days'
written notice by the Trust on behalf of each Fund or by the Funds' investment advisor only after December 31, 2022 for FIXD, UCON and DEED and February 10,
2023 for EFIX. During the six months ended February 28, 2022, the Advisor waived fees of $2,583,272, $400,430, $136,404, and $8,786, for FIXD, UCON, DEED, and
EFIX, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

                                                                        Page 107


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2022, the cost of purchases and proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                          Purchases           Sales
                                                       ---------------   ---------------
FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF
   U.S. Government securities                          $11,983,176,376   $12,196,668,707
   Non-U.S. Government securities                          811,839,563       401,661,658

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF
   U.S. Government securities                              567,046,775       481,122,166
   Non-U.S. Government securities                          486,564,204        85,581,310

FIRST TRUST TCW SECURITIZED PLUS ETF
   U.S. Government securities                            1,132,153,262     1,117,713,015
   Non-U.S. Government securities                           72,512,272        26,357,886

FIRST TRUST TCW EMERGING MARKETS DEBT ETF
   U.S. Government securities                                       --                --
   Non-U.S. Government securities                           10,889,595        19,393,330


For the six months ended February 28, 2022, the Funds had no in-kind transactions.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by each Fund at
February 28, 2022, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.


                                                     ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                                          ----------------------------------------   ----------------------------------------
DERIVATIVES                                STATEMENTS OF ASSETS AND                   STATEMENTS OF ASSETS AND
INSTRUMENT             RISK EXPOSURE         LIABILITIES LOCATION         VALUE         LIABILITIES LOCATION         VALUE
------------------   ------------------   --------------------------   -----------   --------------------------   -----------
FIXD
                                          Options contracts                          Options contracts
Options contracts    Interest Rate Risk   purchased, at value          $ 3,225,844   written, at value            $ 8,488,888

Swaption                                  Swaption contracts                         Swaption contracts
contracts            Interest Rate Risk   purchased, at value              755,775   written, at value                     --

                                          Unrealized appreciation                    Unrealized depreciation
Forward foreign                           on forward foreign                         on forward foreign
currency contracts   Currency Risk        currency contracts               141,367   currency contracts               922,214

                                          Unrealized appreciation                    Unrealized depreciation
Futures contracts    Interest Rate Risk   on futures contracts*             59,613   on futures contracts*             19,607

Swap contracts       Interest Rate Risk   Swap contracts, at value       2,211,284   Swap contracts, at value       7,916,258

UCON
                                          Unrealized appreciation                    Unrealized depreciation
Futures contracts    Interest Rate Risk   on futures contracts*            268,000   on futures contracts*          1,823,964

Swap contracts       Interest Rate Risk   Swap contracts, at value         331,723   Swap contracts, at value       1,009,100

DEED
                                          Unrealized appreciation                    Unrealized depreciation
Forward foreign                           on forward foreign                         on forward foreign
currency contracts   Currency Risk        currency contracts                50,554   currency contracts                 1,882

                                          Unrealized appreciation                    Unrealized depreciation
Futures contracts    Interest Rate Risk   on futures contracts*            209,883   on futures contracts*              8,980


* Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund's Portfolio of Investments. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.

                                                                        Page 109


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2022, on each Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENTS OF OPERATIONS LOCATION                                        FIXD          UCON          DEED
-------------------------------------------------------------------------------------------------------------
CURRENCY RISK EXPOSURE
Net realized gain (loss) on forward foreign currency contracts        $ 3,271,313   $   133,665   $     7,755
Net change in unrealized appreciation (depreciation) on
   forward foreign currency contracts                                    (780,847)           --        47,658

INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on:
   Purchased options contracts                                          2,722,450            --            --
   Written options contracts                                           (4,834,277)           --            --
   Futures contracts                                                      365,592     2,004,705      (146,887)
   Swap contracts                                                              --        66,809            --
Net change in unrealized appreciation (depreciation) on:
   Purchased swaptions contracts                                          228,386            --            --
   Purchased options contracts                                           (846,134)           --            --
   Written options contracts                                              552,329            --            --
   Futures contracts                                                       33,370    (1,529,017)      205,578
   Swap contracts                                                      (5,400,073)     (645,488)           --


FIXD
During the six months ended February 28, 2022, the premiums for purchased swaptions contracts opened were $0 and the premiums for purchased swaptions contracts closed, exercised and expired were $0.

During the six months ended February 28, 2022, the premiums for purchased options contracts opened were $3,937,830 and the premiums for purchased options contracts closed, exercised and expired were $1,391,414.

During the six months ended February 28, 2022, the premiums for written options contracts opened were $9,867,857 and the premiums for written options contracts closed, exercised and expired were $1,698,390.

During the six months ended February 28, 2022, the notional value of forward foreign currency contracts opened and closed were $439,705,159 and $351,484,501, respectively. During the six months ended February 28, 2022, the notional value of futures contracts opened and closed were $88,371,190 and $91,339,860, respectively.

For the six months ended February 28, 2022, the average volume of interest rate swaps was $498,379,834.

UCON
During the six months ended February 28, 2022, the notional value of forward foreign currency contracts opened and closed were $7,720,009 and $7,720,009, respectively.

During the six months ended February 28, 2022, the notional value of futures contracts opened and closed were $647,516,173 and $479,327,211, respectively.

For the six months ended February 28, 2022, the average volume of interest rate swaps was $66,580,746.

DEED
During the six months ended February 28, 2022, the notional value of forward foreign currency contracts opened and closed were $15,134,412 and $8,843,156, respectively.

During the six months ended February 28, 2022, the notional value of futures contracts opened and closed were $104,018,082 and $64,523,074, respectively.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2022 for
FIXD, UCON, and DEED and February 10, 2023 for EFIX.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                        Page 111


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in

                                                                        Page 113


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


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

                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
TCW Investment Management Company LLC
865 South Figueroa Street
Los Angeles, CA 90017

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        EquityCompass Risk Manager ETF (ERM)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2022
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or EquityCompass Investment Management, LLC (the
"Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (EquityCompass Risk Manager ETF; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the
EquityCompass Risk Manager ETF (the "Fund"), which contains detailed information about the Fund for the six-month period ended February 28, 2022.

Interest rates, bond yields and inflation are trending higher in the U.S., and perhaps what matters most is that all three are moving in tandem, which has not happened for quite some time. To start, let us focus on bond yields, which, like interest rates and inflation, have traded at or near their historic lows for many years. Over the past decade, we have seen the yield on the 10-Year Treasury
Note ("T-Note") climb from its artificial lows to the 3.00% level on two occasions only to have it reverse course soon thereafter. In 2013, the yield on the benchmark government bond rose from 1.75% at the start of the year to 3.03%
at the close of trading on December 31, 2013. One year later it stood at 2.17%.
In 2018, the yield rose from 2.41% at the start of the year to a 2018 high of
3.24% on November 8, 2018. At the end of 2019, it yielded 1.92%. In 2022, it has reached as high as 2.78% (on April 11), representing a significant move from
1.51% at the start of the year. The point is that we have endured substantial upward moves in the yield on the 10-Year T-Note, but they were not sustained.

Short-term interest rates, as controlled by the Federal Reserve (the "Fed") via its Federal Funds target rate, only accompanied bond yields higher in one of those two instances. In 2013, bond yields rose but the Fed did not raise short-term interest rates at all. In 2017 and 2018, the Fed executed multiple interest rate hikes, but reversed course in 2019, undoing the entirety of its
2017-2018 tightening phase. On March 16, 2022, the Fed initiated a 25-basis point ("bps") hike in the Federal Funds target rate. The median member of the
Federal Open Market Committee is signaling another six hikes, totaling 150 bps, through year-end, according to Brian Wesbury, Chief Economist at First Trust.
That would equate to 175 bps in aggregate in 2022. The Fed also signaled it could raise interest rates an additional 75-100 bps in 2023. So, for all intents and purposes, unless something dramatic happens, such as an escalation of the war between Russia and Ukraine, we believe interest rates are heading much higher. With respect to inflation, as measured by the Consumer Price Index
("CPI"), it was essentially a non-event when bond yields rose in 2013 and 2018.
The year-over-year changes in the CPI in 2013 and 2018 were 1.5% and 1.9%, respectively, according to data from the U.S. Bureau of Labor Statistics. The
CPI has averaged 3.0% per year since 1926. In February 2022, the CPI stood at
7.9%. The last time it was this high was 1982.

The current climate for interest rates, bond yields and inflation, indicates that this time around could be different than what we experienced in 2013 and
2018. By that I mean that higher levels of all three might be sustainable.
Having said that, I do not believe that investors need to shift into panic mode.
The Fed's guidance is reassuring to us in that, as of now, it intends to raise short-term interest rates slowly and methodically. While we believe the bond market may be in for a bumpy ride over the next year or so, higher rates and yields are not necessarily death knells for the stock market. In general, I believe that investors should be able to make better decisions about where to position their money moving forward thanks to the in-depth guidance from the
Fed. It could not be more transparent, in my opinion.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM)

The EquityCompass Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S. or listed on a
U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's Sub-Advisor, the Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced
Short Maturity ETF (FTSM). Certain of the ETFs in which the Fund invests may be advised by First Trust. The Fund is classified as "diversified" under the
Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "ERM."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL           CUMULATIVE
                                                                                            TOTAL RETURNS          TOTAL RETURNS
                                                     6 Months Ended     1 Year Ended     Inception (4/10/17)    Inception (4/10/17)
                                                        2/28/22           2/28/22            to 2/28/22             to 2/28/22
FUND PERFORMANCE
NAV                                                      -1.97%            12.58%               6.14%                  33.78%
Market Price                                             -2.09%            12.63%               6.13%                  33.72%

INDEX PERFORMANCE
S&P 500(R) Index                                         -2.62%            16.39%              15.56%                 102.76%
Hedge Fund Research HFRI Equity Hedge Index(1)           -4.80%             0.34%               7.75%                  43.50%
------------------------------------------------------------------------------------------------------------------------------------


(1)   Cumulative total return for the period April 30, 2017 through February 28,
      2022. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the advisor.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market return does not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                             19.7%
Health Care                                        13.5
Financials                                         11.9
Consumer Discretionary                             11.6
Communication Services                             11.4
Industrials                                         9.8
Consumer Staples                                    8.3
Energy                                              5.0
Utilities                                           3.3
Materials                                           3.0
Real Estate                                         2.5
                                                 -------
     Total                                        100.0%
                                                 =======

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
CF Industries Holdings, Inc.                        0.9%
ConocoPhillips                                      0.9
Schlumberger N.V.                                   0.9
Exxon Mobil Corp.                                   0.9
Lockheed Martin Corp.                               0.9
Chevron Corp.                                       0.8
Discovery, Inc., Class A                            0.8
Raytheon Technologies Corp.                         0.8
Citrix Systems, Inc.                                0.8
Unum Group                                          0.8
                                                 -------
     Total                                          8.5%
                                                 =======


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             APRIL 10, 2017 - FEBRUARY 28, 2022

             EquityCompass          S&P 500(R)
            Risk Manager ETF          Index
4/10/17         $10,000              $10,000
8/31/17          10,244               10,571
2/28/18          11,107               11,716
8/31/18          11,804               12,649
2/28/19          10,382               12,264
8/31/19          10,190               13,019
2/29/19          10,171               13,269
8/31/20           9,644               15,875
2/28/21          11,883               17,421
8/31/21          13,647               20,822
2/28/22          13,378               20,276


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2022 (UNAUDITED)

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to EquityCompass Risk Manager ETF ("ERM" or the "Fund"). First Trust is
responsible for the selection and ongoing monitoring of the securities in the
Fund's portfolio and certain other services necessary for the management of the portfolio.

                                  SUB-ADVISOR

EquityCompass Investment Management, LLC ("EquityCompass Investment Management"
or the "Sub-Advisor") serves as the investment sub-advisor to the Fund.

                              PORTFOLIO MANAGEMENT

ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee (the "Investment Committee"), which manages the Fund's investments, consists of:

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST TRUST

JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST

DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST

ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST

TODD LARSON, CFA, VICE PRESIDENT OF FIRST TRUST

CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST

JOHN GAMBLA, SENIOR PORTFOLIO MANAGER, CO-HEAD OF THE ALTERNATIVES INVESTMENT
   TEAM OF FIRST TRUST

ROB A. GUTTSCHOW, CFA, SENIOR PORTFOLIO MANAGER, CO-HEAD OF THE ALTERNATIVES
   INVESTMENT TEAM OF FIRST TRUST

                         SUB-ADVISOR PORTFOLIO MANAGERS

The Sub-Advisor portfolio managers, as set forth below, provide non-discretionary investment advice to the Investment Committee:

TIMOTHY M. MCCANN, SENIOR PORTFOLIO MANAGER, EQUITYCOMPASS INVESTMENT
   MANAGEMENT, LLC

CHRISTOPHER M. MUTASCIO, SENIOR MANAGING DIRECTOR AND SENIOR PORTFOLIO MANAGER,
   EQUITYCOMPASS INVESTMENT MANAGEMENT, LLC

The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund, while the Sub-Advisor portfolio managers provide non-discretionary investment advice to the Investment Committee. Timothy
M. McCann has served as part of the portfolio management team of the Fund since
2017 and Christopher M. Mutascio has served as part of the portfolio management team of the Fund since 2020.


EQUITYCOMPASS RISK MANAGER ETF (ERM)
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2022 (UNAUDITED)

As a shareholder of EquityCompass Risk Manager ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                           EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING             ENDING          BASED ON THE       DURING THE
                                                   ACCOUNT VALUE        ACCOUNT VALUE        SIX MONTH        SIX MONTH
                                                 SEPTEMBER 1, 2021    FEBRUARY 28, 2022     PERIOD (a)      PERIOD (a) (b)
--------------------------------------------------------------------------------------------------------------------------
EQUITYCOMPASS RISK MANAGER ETF (ERM)
Actual                                               $1,000.00            $  980.30            0.65%            $3.19
Hypothetical (5% return before expenses)             $1,000.00            $1,021.57            0.65%            $3.26


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund may invest.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2021 through February 28, 2022), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             COMMON STOCKS -- 99.7%
             AEROSPACE & DEFENSE -- 3.2%
        791  Boeing (The) Co. (a)                       $     162,424
        767  General Dynamics Corp.                           179,823
        453  Lockheed Martin Corp.                            196,511
      1,847  Raytheon Technologies Corp.                      189,687
                                                        -------------
                                                              728,445
                                                        -------------
             AIR FREIGHT & LOGISTICS -- 1.3%
        645  FedEx Corp.                                      143,364
        750  United Parcel Service, Inc., Class B             157,815
                                                        -------------
                                                              301,179
                                                        -------------
             AUTOMOBILES -- 1.7%
      7,604  Ford Motor Co.                                   133,526
      2,623  General Motors Co. (a)                           122,547
        164  Tesla, Inc. (a)                                  142,750
                                                        -------------
                                                              398,823
                                                        -------------
             BANKS -- 3.4%
      3,571  Bank of America Corp.                            157,838
      2,586  Citigroup, Inc.                                  153,169
        985  JPMorgan Chase & Co.                             139,673
      2,730  U.S. Bancorp                                     154,354
      3,211  Wells Fargo & Co.                                171,371
                                                        -------------
                                                              776,405
                                                        -------------
             BEVERAGES -- 2.1%
      2,692  Coca-Cola (The) Co.                              167,550
      3,375  Molson Coors Beverage Co.,
                Class B                                       176,107
        913  PepsiCo, Inc.                                    149,495
                                                        -------------
                                                              493,152
                                                        -------------
             BIOTECHNOLOGY -- 2.7%
      1,221  AbbVie, Inc.                                     180,427
        733  Amgen, Inc.                                      166,010
        663  Biogen, Inc. (a)                                 139,900
      2,203  Gilead Sciences, Inc.                            133,061
                                                        -------------
                                                              619,398
                                                        -------------
             CAPITAL MARKETS -- 2.4%
      2,767  Bank of New York Mellon (The)
                Corp.                                         147,066
        170  BlackRock, Inc. 126,461
        405  Goldman Sachs Group (The), Inc.                  138,222
      1,598  Morgan Stanley                                   145,003
                                                        -------------
                                                              556,752
                                                        -------------
             CHEMICALS -- 2.3%
      2,552  CF Industries Holdings, Inc.                     207,197
      2,931  Dow, Inc.                                        172,812
      2,003  DuPont de Nemours, Inc.                          154,972
                                                        -------------
                                                              534,981
                                                        -------------
             COMMUNICATIONS EQUIPMENT
                -- 2.5%
      1,174  Arista Networks, Inc. (a)                        144,085
      2,646  Cisco Systems, Inc.                              147,568
        678  F5, Inc. (a)                                     136,176

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT
                (CONTINUED)
      4,565  Juniper Networks, Inc.                     $     154,251
                                                        -------------
                                                              582,080
                                                        -------------
             CONSUMER FINANCE -- 1.5%
        949  American Express Co.                             184,618
      1,065  Capital One Financial Corp.                      163,233
                                                        -------------
                                                              347,851
                                                        -------------
             CONTAINERS & PACKAGING -- 0.7%
      2,403  Sealed Air Corp.                                 161,313
                                                        -------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 0.7%
        535  Berkshire Hathaway, Inc.,
                Class B (a)                                   171,976
                                                        -------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 2.0%
      6,922  AT&T, Inc.                                       163,982
     13,006  Lumen Technologies, Inc.                         134,742
      3,094  Verizon Communications, Inc.                     166,055
                                                        -------------
                                                              464,779
                                                        -------------
             ELECTRIC UTILITIES -- 3.3%
        963  Constellation Energy Corp.                        44,279
      1,510  Duke Energy Corp.                                151,619
      2,892  Exelon Corp.                                     123,084
      1,698  NextEra Energy, Inc.                             132,902
      2,318  Pinnacle West Capital Corp.                      164,184
      2,350  Southern (The) Co.                               152,209
                                                        -------------
                                                              768,277
                                                        -------------
             ELECTRICAL EQUIPMENT -- 0.7%
      1,686  Emerson Electric Co.                             156,663
                                                        -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 0.5%
        935  IPG Photonics Corp. (a)                          121,877
                                                        -------------
             ENERGY EQUIPMENT & SERVICES
                -- 1.6%
      5,229  Schlumberger N.V.                                205,186
     25,620  TechnipFMC PLC (a)                               175,497
                                                        -------------
                                                              380,683
                                                        -------------
             ENTERTAINMENT -- 2.6%
      1,230  Electronic Arts, Inc.                            160,011
      1,440  Live Nation Entertainment, Inc. (a)              173,981
        257  Netflix, Inc. (a)                                101,392
      1,038  Walt Disney (The) Co. (a)                        154,101
                                                        -------------
                                                              589,485
                                                        -------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 2.5%
        564  American Tower Corp.                             127,955
      1,212  Federal Realty Investment Trust                  142,507
      1,031  Simon Property Group, Inc.                       141,824
      2,128  SL Green Realty Corp.                            169,219
                                                        -------------
                                                              581,505
                                                        -------------

Page 6                  See Notes to Financial Statements


EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             FOOD & STAPLES RETAILING -- 1.9%
        279  Costco Wholesale Corp.                     $     144,871
      3,182  Walgreens Boots Alliance, Inc.                   146,658
      1,094  Walmart, Inc.                                    147,865
                                                        -------------
                                                              439,394
                                                        -------------
             FOOD PRODUCTS -- 1.5%
      4,517  Kraft Heinz (The) Co.                            177,157
      2,471  Mondelez International, Inc.,
                Class A                                       161,801
                                                        -------------
                                                              338,958
                                                        -------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.9%
      1,141  Abbott Laboratories                              137,628
      2,935  DENTSPLY SIRONA, Inc.                            158,901
      1,378  Medtronic PLC                                    144,676
                                                        -------------
                                                              441,205
                                                        -------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.6%
      1,572  CVS Health Corp.                                 162,938
      1,474  DaVita, Inc. (a)                                 166,223
      2,085  Henry Schein, Inc. (a)                           180,102
        326  UnitedHealth Group, Inc.                         155,134
      1,212  Universal Health Services, Inc.,
                Class B                                       174,443
                                                        -------------
                                                              838,840
                                                        -------------
             HOTELS, RESTAURANTS & LEISURE
                -- 2.5%
         73  Booking Holdings, Inc. (a)                       158,574
        591  McDonald's Corp.                                 144,659
      7,640  Norwegian Cruise Line Holdings
                Ltd. (a)                                      148,904
      1,345  Starbucks Corp.                                  123,457
                                                        -------------
                                                              575,594
                                                        -------------
             HOUSEHOLD DURABLES -- 1.3%
      3,838  Leggett & Platt, Inc.                            142,313
      7,012  Newell Brands, Inc.                              166,535
                                                        -------------
                                                              308,848
                                                        -------------
             HOUSEHOLD PRODUCTS -- 1.3%
      1,934  Colgate-Palmolive Co.                            148,822
        989  Procter & Gamble (The) Co.                       154,175
                                                        -------------
                                                              302,997
                                                        -------------
             INDUSTRIAL CONGLOMERATES -- 1.9%
        891  3M Co.                                           132,447
      1,670  General Electric Co.                             159,502
        743  Honeywell International, Inc.                    140,984
                                                        -------------
                                                              432,933
                                                        -------------
             INSURANCE -- 3.8%
      1,441  Allstate (The) Corp.                             176,321
      2,892  American International Group, Inc.               177,106
      1,012  Assurant, Inc.                                   171,746
      2,584  MetLife, Inc.                                    174,549

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             INSURANCE (CONTINUED)
      6,641  Unum Group                                 $     185,417
                                                        -------------
                                                              885,139
                                                        -------------
             INTERACTIVE MEDIA & SERVICES
                -- 1.1%
         54  Alphabet, Inc., Class A (a)                      145,862
        465  Meta Platforms, Inc., Class A (a)                 98,129
                                                        -------------
                                                              243,991
                                                        -------------
             INTERNET & DIRECT MARKETING RETAIL
                -- 0.6%
         46  Amazon.com, Inc. (a)                             141,278
                                                        -------------
             IT SERVICES -- 6.2%
        412  Accenture PLC, Class A                           130,200
      1,353  Akamai Technologies, Inc. (a)                    146,476
        868  Broadridge Financial Solutions,
                Inc.                                          126,910
        483  Gartner, Inc. (a)                                135,443
      1,267  International Business Machines
                Corp.                                         155,220
        957  Jack Henry & Associates, Inc.                    169,198
        452  Mastercard, Inc., Class A                        163,091
        832  PayPal Holdings, Inc. (a)                         93,126
        739  Visa, Inc., Class A                              159,713
      8,542  Western Union (The) Co.                          155,293
                                                        -------------
                                                            1,434,670
                                                        -------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.1%
        489  Danaher Corp.                                    134,186
        240  Thermo Fisher Scientific, Inc.                   130,560
                                                        -------------
                                                              264,746
                                                        -------------
             MACHINERY -- 1.3%
        774  Caterpillar, Inc.                                145,187
      5,220  Flowserve Corp.                                  158,531
                                                        -------------
                                                              303,718
                                                        -------------
             MEDIA -- 5.8%
        255  Charter Communications, Inc.,
                Class A (a)                                   153,454
      3,255  Comcast Corp., Class A                           152,204
      6,826  Discovery, Inc., Class A (a)                     191,469
      4,814  DISH Network Corp., Class A (a)                  153,856
      4,268  Fox Corp., Class A                               178,530
      4,230  Interpublic Group of Cos. (The),
                Inc.                                          155,664
      7,235  News Corp., Class B                              162,281
      2,194  Omnicom Group, Inc.                              184,055
                                                        -------------
                                                            1,331,513
                                                        -------------
             MULTILINE RETAIL -- 0.6%
        665  Target Corp.                                     132,847
                                                        -------------
             OIL, GAS & CONSUMABLE FUELS
                -- 3.3%
      1,339  Chevron Corp.                                    192,816
      2,180  ConocoPhillips                                   206,795
      2,518  Exxon Mobil Corp.                                197,461

                        See Notes to Financial Statements                 Page 7


EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
      9,779  Kinder Morgan, Inc.                        $     170,155
                                                        -------------
                                                              767,227
                                                        -------------
             PHARMACEUTICALS -- 4.1%
      2,650  Bristol-Myers Squibb Co.                         181,975
        625  Eli Lilly & Co.                                  156,219
        926  Johnson & Johnson                                152,392
      2,136  Merck & Co., Inc.                                163,575
      4,315  Perrigo Co. PLC                                  153,269
      2,825  Pfizer, Inc.                                     132,605
                                                        -------------
                                                              940,035
                                                        -------------
             PROFESSIONAL SERVICES -- 0.8%
      1,740  Leidos Holdings, Inc.                            177,202
                                                        -------------
             ROAD & RAIL -- 0.7%
        634  Union Pacific Corp.                              155,932
                                                        -------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 3.0%
      3,105  Intel Corp.                                      148,109
        537  NVIDIA Corp.                                     130,947
      1,004  Qorvo, Inc. (a)                                  137,327
        844  QUALCOMM, Inc.                                   145,160
        803  Texas Instruments, Inc.                          136,502
                                                        -------------
                                                              698,045
                                                        -------------
             SOFTWARE -- 3.5%
        236  Adobe, Inc. (a)                                  110,372
      1,850  Citrix Systems, Inc.                             189,625
        457  Microsoft Corp.                                  136,547
      1,528  Oracle Corp.                                     116,082
        585  salesforce.com, Inc. (a)                         123,160
        303  Tyler Technologies, Inc. (a)                     129,763
                                                        -------------
                                                              805,549
                                                        -------------
             SPECIALTY RETAIL -- 1.7%
      9,672  Gap (The), Inc.                                  140,728
        384  Home Depot (The), Inc.                           121,279
        606  Lowe's Cos., Inc.                                133,962
                                                        -------------
                                                              395,969
                                                        -------------

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 3.9%
         875 Apple, Inc.                                $     144,480
      10,441 Hewlett Packard Enterprise Co.                   166,221
       1,777 NetApp, Inc.                                     139,281
       1,527 Seagate Technology Holdings PLC                  157,525
       2,792 Western Digital Corp. (a)                        142,225
       7,580 Xerox Holdings Corp.                             149,402
                                                        -------------
                                                              899,134
                                                        -------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 3.1%
       9,427 Hanesbrands, Inc.                                145,647
         932 NIKE, Inc., Class B                              127,265
       1,584 PVH Corp.                                        155,058
       1,306 Ralph Lauren Corp.                               172,444
       6,901 Under Armour, Inc., Class A (a)                  123,459
                                                        -------------
                                                              723,873
                                                        -------------
             TOBACCO -- 1.5%
       3,435 Altria Group, Inc.                               176,181
       1,695 Philip Morris International, Inc.                171,314
                                                        -------------
                                                              347,495
                                                        -------------
             TOTAL COMMON STOCKS -- 99.7%                  23,062,756
             (Cost $20,112,785)                         -------------

             MONEY MARKET FUNDS -- 0.2%
     44,222  Morgan Stanley Institutional Liquidity
                Funds - Treasury Portfolio -
                Institutional Class - 0.01% (b)                44,222
             (Cost $44,222)                             -------------

             TOTAL INVESTMENTS -- 99.9%                    23,106,978
             (Cost $20,157,007)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                            33,492
                                                        -------------
             NET ASSETS -- 100.0%                       $  23,140,470
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                        LEVEL 2         LEVEL 3
                                                       TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                     2/28/2022          PRICES          INPUTS          INPUTS
                                                   ---------------------------------------------------------------
Common Stocks*..................................   $   23,062,756   $   23,062,756   $          --   $          --
Money Market Funds..............................           44,222           44,222              --              --
                                                   ---------------------------------------------------------------
Total Investments...............................   $   23,106,978   $   23,106,978   $          --   $          --
                                                   ===============================================================


* See Portfolio of Investments for industry breakout.

Page 8                  See Notes to Financial Statements


EQUITYCOMPASS RISK MANAGER ETF (ERM)
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2022 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $     23,106,978
Dividends receivable...................................................                45,157
                                                                             ----------------
   Total Assets........................................................            23,152,135
                                                                             ----------------
LIABILITIES:
Investment advisory fees payable.......................................                11,665
                                                                             ----------------
   Total Liabilities...................................................                11,665
                                                                             ----------------
NET ASSETS.............................................................      $     23,140,470
                                                                             ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $     24,641,232
Par value..............................................................                 9,289
Accumulated distributable earnings (loss)..............................            (1,510,051)
                                                                             ----------------
NET ASSETS.............................................................      $     23,140,470
                                                                             ================
NET ASSET VALUE, per share.............................................      $          24.91
                                                                             ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................               928,888
                                                                             ----------------
Investments, at cost...................................................      $     20,157,007
                                                                             ================


                        See Notes to Financial Statements                 Page 9


EQUITYCOMPASS RISK MANAGER ETF (ERM)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)


INVESTMENT INCOME:
Dividends..............................................................      $        211,045
                                                                             ----------------
   Total investment income.............................................               211,045
                                                                             ----------------
EXPENSES:
Investment advisory fees...............................................                66,103
                                                                             ----------------
   Total expenses......................................................                66,103
                                                                             ----------------
NET INVESTMENT INCOME (LOSS)...........................................               144,942
                                                                             ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments................................               304,168
                                                                             ----------------
Net change in unrealized appreciation (depreciation) on investments....              (870,452)
                                                                             ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              (566,284)
                                                                             ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $       (421,342)
                                                                             ================


Page 10                 See Notes to Financial Statements


EQUITYCOMPASS RISK MANAGER ETF (ERM)
STATEMENTS OF CHANGES IN NET ASSETS


                                                                 SIX MONTHS
                                                                    ENDED            YEAR
                                                                  2/28/2022          ENDED
                                                                 (UNAUDITED)       8/31/2021
                                                               ---------------  ---------------
OPERATIONS:
Net investment income (loss)..............................     $       144,942  $       144,464
Net realized gain (loss)..................................             304,168        2,152,268
Net change in unrealized appreciation (depreciation)......            (870,452)       1,638,311
                                                               ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations........................................            (421,342)       3,935,043
                                                               ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................            (109,207)        (142,476)
                                                               ---------------  ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................                  --               --
Proceeds from shares acquired through reorganization......          12,184,043               --
Cost of shares redeemed...................................                  --       (4,180,754)
                                                               ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................          12,184,043       (4,180,754)
                                                               ---------------  ---------------
Total increase (decrease) in net assets...................          11,653,494         (388,187)

NET ASSETS:
Beginning of period.......................................          11,486,976       11,875,163
                                                               ---------------  ---------------
End of period.............................................     $    23,140,470  $    11,486,976
                                                               ===============  ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................             450,002          650,002
Shares sold...............................................                  --               --
Shares issued through reorganization......................             478,886               --
Shares redeemed...........................................                  --         (200,000)
                                                               ---------------  ---------------
Shares outstanding, end of period.........................             928,888          450,002
                                                               ===============  ===============


                        See Notes to Financial Statements                Page 11


EQUITYCOMPASS RISK MANAGER ETF (ERM)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            SIX MONTHS
                                              ENDED                  YEAR ENDED AUGUST 31                   PERIOD
                                            2/28/2022   ----------------------------------------------      ENDED
                                            (UNAUDITED)    2021        2020        2019        2018     8/31/2017 (a)
                                            ----------  ----------  ----------  ----------  ----------  --------------
Net asset value, beginning of period......   $  25.53    $  18.27    $  19.69    $  23.32    $  20.50      $  20.05
                                             --------    --------    --------    --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..............       0.13        0.29        0.33        0.39        0.30          0.10
Net realized and unrealized gain (loss)...      (0.63)       7.24       (1.36)      (3.56)       2.80          0.39
                                             --------    --------    --------    --------    --------      --------
Total from investment operations........        (0.50)       7.53       (1.03)      (3.17)       3.10          0.49
                                             --------    --------    --------    --------    --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.....................      (0.12)      (0.27)      (0.39)      (0.46)      (0.28)        (0.04)
Net realized gain.........................         --          --          --       (0.00)(b)      --            --
                                             --------    --------    --------    --------    --------      --------
Total distributions.......................      (0.12)      (0.27)      (0.39)      (0.46)      (0.28)        (0.04)
                                             --------    --------    --------    --------    --------      --------
Net asset value, end of period............   $  24.91    $  25.53    $  18.27    $  19.69    $  23.32      $  20.50
                                             ========    ========    ========    ========    ========      ========
TOTAL RETURN (c)..........................      (1.97)%     41.52%      (5.36)%    (13.68)%     15.23%         2.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......   $ 23,140    $ 11,487    $ 11,875    $ 20,669    $ 27,988      $ 10,250
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (d).............................       0.65%(e)    0.65%       0.65%       0.65%       0.65%         0.65% (e)
Ratio of net expenses to average net
   assets (d).............................       0.65%(e)    0.65%       0.65%       0.59%       0.64%         0.65% (e)
Ratio of net investment income (loss) to
   average net assets.....................       1.43%(e)    1.27%       1.61%       1.89%       1.52%         1.81% (e)
Portfolio turnover rate (f)...............         30%         79%         81%        207%        121%            8%


(a)   Inception date is April 10, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(d)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(e)   Annualized.

(f)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 12                 See Notes to Financial Statements

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NOTES TO FINANCIAL STATEMENTS
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                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-five funds that are offering shares. This report covers EquityCompass Risk Manager ETF (the "Fund"), which trades under the ticker "ERM" on the NYSE Arca, Inc. ("NYSE Arca").The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as
"Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund's primary investment objective is to seek to provide long term capital appreciation with capital preservation as a secondary objective. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange.
During periods when the U.S. equity market is determined to be unfavorable by the Fund's sub-advisor, EquityCompass Investment Management, LLC (the
"Sub-Advisor"), the Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short Maturity ETF
("FTSM"). Certain of the ETFs in which the Fund invests may be advised by First
Trust Advisors L.P. ("First Trust" or the "Advisor"). During such periods, the
Fund may also invest a significant portion of its assets in securities designed to provide short exposure to broad U.S. market indices including by investing in inverse ETFs.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust, in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940
Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to

                                                                         Page 13

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2022 (UNAUDITED)

materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2022, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended August 31,
2021 was as follows:

Distributions paid from:
Ordinary income                             $     142,476
Capital gains                                          --
Return of capital                                      --


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2022 (UNAUDITED)

As of August 31, 2021, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income               $      27,748
Accumulated capital and other gain (loss)      (4,690,484)
Net unrealized appreciation (depreciation)      1,761,728

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2018,
2019, 2020, and 2021 remain open to federal and state audit. As of February 28,
2022, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of August 31, 2021, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $4,690,484.

During the taxable year ended August 31, 2021, the Fund utilized non-expiring capital loss carryforwards in the amount of $1,347,231.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2021, the Fund had no net late year ordinary or capital losses.

As of February 28, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                   Gross                  Gross             Net Unrealized
                                Unrealized             Unrealized            Appreciation
          Tax Cost             Appreciation          (Depreciation)         (Depreciation)
    ---------------------  ---------------------  ---------------------  ---------------------
        $ 20,157,007           $   3,672,601          $    (722,630)         $   2,949,971


E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, other services and license fees, but excluding fee payments under the Investment Management
Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule
12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First
Trust an annual unitary management fee equal to 0.65% of its average daily net assets. In addition, the Fund incurs acquired fund fees and expenses. The total of unitary management fee and acquired fund fees and expenses represents the
Fund's total annual operating expenses.

                                                                         Page 15

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2022 (UNAUDITED)

The Fund and First Trust have retained the Sub-Advisor to provide recommendations to the Advisor regarding the selection and allocation of the securities in the Fund's investment portfolio. Pursuant to the Sub-Advisory
Agreement, the Advisor has agreed to pay for the services and facilities provided by the Sub-Advisor through sub-advisory fees. The Sub-Advisor's fees are paid by the Advisor out of the Advisor's management fee. For the Fund, the
Sub-Advisor receives a sub-advisory fee equal to 0.25% of the Fund's average daily net assets.

Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of the Fund's management agreement with First Trust.
First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                               4. REORGANIZATION

On December 7, 2020, the Board of Trustees of First Trust EquityCompass Tactical
Risk Manager ETF ("TERM") and ERM approved a reorganization of ERM with TERM.
The reorganization was completed on October 18, 2021. ERM was the surviving fund.

Under the terms of the reorganization, which was tax-free, the assets of TERM were transferred to, and the liabilities of TERM were assumed by ERM in exchange for shares of ERM. The cost of the investments received from TERM was carried forward to ERM for U.S. GAAP and tax purposes. The ERM shares were then distributed to TERM shareholders and the separate existence of TERM ceased. The reorganization was subject to certain conditions, including that the reorganization was approved on September 13, 2021, by the shareholders of TERM.
When the reorganization occurred, the transactions were based on the relative
NAVs of TERM and ERM.

The following table summarizes the asset transfers and conversion ratios for the reorganization.


                             Net Assets on   Unrealized     Accumulated      Shares        Acquiring                   Net Assets on
  Acquired       Shares       October 15,    Appreciation  Net Realized    Conversion     (Surviving)      Shares       October 15,
    Fund        Redeemed         2021       (Depreciation)  Gain (Loss)       Ratio          Fund          Issued*        2021**
------------------------------------------------------------------------------------------------------------------------------------
    TERM         550,002     $  12,184,063  $   1,921,506  $ (13,524,151)   0.870700          ERM          478,887     $  11,449,161


* Amount includes 1 share that was distributed cash in lieu.

** Amount reflects net assets of ERM prior to the reorganization.

The following table summarizes the operations of the Acquired Fund for the period September 1, 2021 to October 15, 2021, and the operations of ERM, the
Acquiring (Surviving) Fund, for the six-month period ended February 28, 2022, as presented in the Statement of Operations and the combined Acquired and Acquiring
(Surviving) Funds' pro-forma results of operations for the six-month period ended February 28, 2022, assuming the acquisition had been completed on
September 1, 2021.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2022 (UNAUDITED)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of TERM that have been included in ERM's Statement of Operations since October 15, 2021.


                                                                            Net Realized
                                                                           and Change in    Net Increase
                                                                Net          Unrealized      (Decrease)
                                                             Investment     Gain (Loss)         from
                                                               Income      on Investments    Operations
                                                           --------------  --------------  --------------
Acquired Fund for the period September 1, 2021 to
   October 15, 2021
   TERM                                                     $     17,515    $    (55,285)   $    (37,770)
Acquiring Fund for the six-month period ended
   February 28, 2022
   ERM                                                           144,942       1,355,222       1,500,164
                                                            ------------    ------------    ------------
Combined Total                                              $    162,457    $  1,299,937    $  1,462,394
                                                            ------------    ------------    ------------


                      5. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2022, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $16,003,265 and $5,739,452, respectively.

For the six months ended February 28, 2022, there were no in-kind transactions.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the
"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                                                                         Page 17

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2022 (UNAUDITED)

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2022.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 19


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2022 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2022 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                                                                         Page 21

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

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
EquityCompass Investment Management, LLC
1 South Street, 16th Floor
Baltimore, Maryland 21202

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        FT Cboe Vest U.S. Equity Buffer ETF - January (FJAN)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - January (DJAN)

        FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)

        FT Cboe Vest U.S. Equity Buffer ETF - March (FMAR)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - March (DMAR)

        FT Cboe Vest U.S. Equity Buffer ETF - April (FAPR)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - April (DAPR)

        FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)

        FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)

        FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)

        FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

        FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)

        FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)

        FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

        FT Cboe Vest U.S. Equity Buffer ETF - December (FDEC)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - December (DDEC)

        FT Cboe Vest Buffered Allocation Defensive ETF (BUFT)

        FT Cboe Vest Buffered Allocation Growth ETF (BUFG)

----------------------------
     Semi-Annual Report
    For the Period Ended
     February 28, 2022
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2022

Shareholder Letter..........................................................   2
Fund Performance Overview:

Portfolio of Investments:


--------------------------------------------------------------------------------
TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe Vest(SM) Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six-month period ended
February 28, 2022. Please note that some of the Funds were incepted after
September 1, 2021, the start of the reporting period, so information in this letter and the report prior to those inception dates will not apply to all
Funds.

Interest rates, bond yields and inflation are trending higher in the U.S., and perhaps what matters most is that all three are moving in tandem, which has not happened for quite some time. To start, let us focus on bond yields, which, like interest rates and inflation, have traded at or near their historic lows for many years. Over the past decade, we have seen the yield on the 10-Year Treasury
Note ("T-Note") climb from its artificial lows to the 3.00% level on two occasions only to have it reverse course soon thereafter. In 2013, the yield on the benchmark government bond rose from 1.75% at the start of the year to 3.03%
at the close of trading on December 31, 2013. One year later it stood at 2.17%.
In 2018, the yield rose from 2.41% at the start of the year to a 2018 high of
3.24% on November 8, 2018. At the end of 2019, it yielded 1.92%. In 2022, it has reached as high as 2.78% (on April 11), representing a significant move from
1.51% at the start of the year. The point is that we have endured substantial upward moves in the yield on the 10-Year T-Note, but they were not sustained.

Short-term interest rates, as controlled by the Federal Reserve (the "Fed") via its Federal Funds target rate, only accompanied bond yields higher in one of those two instances. In 2013, bond yields rose but the Fed did not raise short-term interest rates at all. In 2017 and 2018, the Fed executed multiple interest rate hikes, but reversed course in 2019, undoing the entirety of its
2017-2018 tightening phase. On March 16, 2022, the Fed initiated a 25-basis point ("bps") hike in the Federal Funds target rate. The median member of the
Federal Open Market Committee is signaling another six hikes, totaling 150 bps, through year-end, according to Brian Wesbury, Chief Economist at First Trust.
That would equate to 175 bps in aggregate in 2022. The Fed also signaled it could raise interest rates an additional 75-100 bps in 2023. So, for all intents and purposes, unless something dramatic happens, such as an escalation of the war between Russia and Ukraine, we believe interest rates are heading much higher. With respect to inflation, as measured by the Consumer Price Index
("CPI"), it was essentially a non-event when bond yields rose in 2013 and 2018.
The year-over-year changes in the CPI in 2013 and 2018 were 1.5% and 1.9%, respectively, according to data from the U.S. Bureau of Labor Statistics. The
CPI has averaged 3.0% per year since 1926. In February 2022, the CPI stood at
7.9%. The last time it was this high was 1982.

The current climate for interest rates, bond yields and inflation, indicates that this time around could be different than what we experienced in 2013 and
2018. By that I mean that higher levels of all three might be sustainable.
Having said that, I do not believe that investors need to shift into panic mode.
The Fed's guidance is reassuring to us in that, as of now, it intends to raise short-term interest rates slowly and methodically. While we believe the bond market may be in for a bumpy ride over the next year or so, higher rates and yields are not necessarily death knells for the stock market. In general, I believe that investors should be able to make better decisions about where to position their money moving forward thanks to the in-depth guidance from the
Fed. It could not be more transparent, in my opinion.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - JANUARY (FJAN)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - January
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 14.20% (before fees, expenses and taxes) and 13.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from January
24, 2022 to January 20, 2023 (the "Outcome Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period.
The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FJAN."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (1/15/21)          (1/15/21)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                           2.37%      13.04%          12.09%            13.64%
Market Price                                                  2.22%      12.79%          12.00%            13.54%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          14.23%            16.07%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 JANUARY 15, 2021 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
              Buffer ETF - January            Price Return
1/15/21             $10,000                     $10,000
2/28/21              10,053                      10,114
8/31/21              11,101                      12,002
2/28/22              11,364                      11,607


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to January 24, 2022, the Fund's investment objective included an upside cap of 14.50% (before fees, expenses and taxes) and 13.64% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of January 19, 2021 to January 21, 2022.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JANUARY (DJAN)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
January (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 9.03% (before fees, expenses and taxes) and 8.18% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from January 24, 2022 to January 20, 2023 (the "Outcome
Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"DJAN."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (1/15/21)          (1/15/21)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                           0.88%       6.83%           6.39%             7.19%
Market Price                                                  1.10%       7.04%           6.42%             7.22%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          14.23%            16.07%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 JANUARY 15, 2021 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
            Deep Buffer ETF - January         Price Return
1/15/21              $10,000                    $10,000
2/28/21               10,033                     10,114
8/31/21               10,625                     12,002
2/28/22               10,719                     11,607


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to January 24, 2022, the Fund's investment objective included an upside cap of 8.20% (before fees, expenses and taxes) and 7.34% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of January 19, 2021 to January 21, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - February
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 14.25% (before fees, expenses and taxes) and 13.40% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from
February 22, 2022 to February 17, 2023 (the "Outcome Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in
FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome
Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that
Outcome Period. The Fund is classified as non-diversified under the Investment
Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FFEB."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (2/21/20)          (2/21/20)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -0.16%      12.62%          10.31%            21.90%
Market Price                                                  0.11%      12.41%          10.31%            21.90%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          14.33%            31.04%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                FEBRUARY 21, 2020 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
             Buffer ETF - February            Price Return
2/21/20             $10,000                     $10,000
2/29/20               9,214                       8,851
8/31/20              10,260                      10,488
2/28/21              10,825                      11,418
8/31/21              12,210                      13,550
2/28/22              12,190                      13,104


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to February 22, 2022, the Fund's investment objective included an upside cap of 15.85% (before fees, expenses and taxes) and 15.00% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of February 22, 2021 to February 18, 2022.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
February (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 9.30% (before fees, expenses and taxes) and 8.45% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from February 22, 2022 to February 17, 2023 (the "Outcome
Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"DFEB."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (2/21/20)          (2/21/20)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                           2.13%       8.92%           7.37%            15.45%
Market Price                                                  2.22%       9.08%           7.42%            15.55%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          14.33%            31.04%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                FEBRUARY 21, 2020 - FEBRUARY 28, 2022

             FT Cboe Vest U.S. Equity      S&P 500(R) Index -
            Deep Buffer ETF - February        Price Return
2/21/20              $10,000                    $10,000
2/29/20                9,462                      8,851
8/31/20               10,182                     10,488
2/28/21               10,600                     11,418
8/31/21               11,304                     13,550
2/28/22               11,545                     13,104


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to February 22, 2022, the Fund's investment objective included an upside cap of 8.85% (before fees, expenses and taxes) and 8.00% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of February 22, 2021 to February 18, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - MARCH (FMAR)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - March (the
"Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 14.20% (before fees, expenses and taxes) and 13.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from March
22, 2021 to March 18, 2022 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period.
The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FMAR."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                           6 Months       Inception
                                                                                            Ended         (3/19/21)
                                                                                           2/28/22       to 2/28/22
FUND PERFORMANCE
NAV                                                                                          0.52%         10.03%
Market Price                                                                                 0.74%         10.03%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                                             -3.29%         11.78%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  MARCH 19, 2021 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
               Buffer ETF - March             Price Return
3/19/21             $10,000                     $10,000
8/31/21              10,946                      11,558
2/28/22              11,003                      11,178


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MARCH (DMAR)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF - March
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 9.30% (before fees, expenses and taxes) and 8.45% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from
March 22, 2021 to March 18, 2022 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period.
The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DMAR."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                           6 Months       Inception
                                                                                            Ended         (3/19/21)
                                                                                           2/28/22       to 2/28/22
FUND PERFORMANCE
NAV                                                                                          0.73%          7.03%
Market Price                                                                                 0.86%          6.93%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                                             -3.29%         11.78%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  MARCH 19, 2021 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
            Deep Buffer ETF - March           Price Return
3/19/21             $10,000                     $10,000
8/31/21              10,625                      11,558
2/28/22              10,703                      11,178


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - APRIL (FAPR)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - April (the
"Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 12.00% (before fees, expenses and taxes) and 11.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from April
19, 2021 to April 14, 2022 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period.
The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FAPR."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                           6 Months       Inception
                                                                                            Ended         (4/16/21)
                                                                                           2/28/22       to 2/28/22
FUND PERFORMANCE
NAV                                                                                         -0.91%          4.59%
Market Price                                                                                -0.57%          4.66%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                                             -3.29%          4.50%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  APRIL 16, 2021 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
               Buffer ETF - April             Price Return
4/16/21             $10,000                     $10,000
8/31/21              10,556                      10,806
2/28/22              10,459                      10,450


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - APRIL (DAPR)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF - April
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 7.50% (before fees, expenses and taxes) and 6.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from
April 19, 2021 to April 14, 2022 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period.
The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DAPR."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                           6 Months       Inception
                                                                                            Ended         (4/16/21)
                                                                                           2/28/22       to 2/28/22
FUND PERFORMANCE
NAV                                                                                         -0.55%          2.90%
Market Price                                                                                -0.23%          3.00%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                                             -3.29%          4.50%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  APRIL 16, 2021 - FEBRUARY 28, 2022

             FT Cboe Vest U.S. Equity      S&P 500(R) Index -
            Deep Buffer ETF - February        Price Return
4/16/21              $10,000                    $10,000
8/31/21               10,346                     10,806
2/28/22               10,290                     10,450


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - MAY (FMAY)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - May (the
"Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 12.50% (before fees, expenses and taxes) and 11.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from May 24,
2021 to May 20, 2022 (the "Outcome Period"). Under normal market conditions, the
Fund will invest substantially all of its assets in FLexible EXchange(R) Options
("FLEX Options") that reference the price performance of the Underlying ETF.
Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period.
On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period.
This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FMAY."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (5/15/20)          (5/15/20)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -0.78%       6.47%          11.71%            21.95%
Market Price                                                 -0.51%       6.44%          11.75%            22.02%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          26.67%            52.74%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   MAY 15, 2020 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
                Buffer ETF - May              Price Return
5/15/20             $10,000                     $10,000
8/31/20              11,032                      12,223
2/28/21              11,454                      13,308
8/31/21              12,291                      15,793
2/28/22              12,195                      15,274


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF - May
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 7.60% (before fees, expenses and taxes) and 6.75% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from May
24, 2021 to May 20, 2022 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R)
Options ("FLEX Options") that reference the price performance of the Underlying
ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome
Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new
Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period.
The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DMAY."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (5/15/20)          (5/15/20)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -0.44%       3.62%           6.72%            12.36%
Market Price                                                 -0.23%       3.59%           6.67%            12.26%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          26.67%            52.74%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   MAY 15, 2020 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
             Deep Buffer ETF - May            Price Return
5/15/20             $10,000                     $10,000
8/31/20              10,596                      12,223
2/28/21              10,843                      13,308
8/31/21              11,284                      15,793
2/28/22              11,236                      15,274


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - June (the
"Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 11.70% (before fees, expenses and taxes) and 10.85% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from June
21, 2021 to June 17, 2022 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period.
The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FJUN."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (6/19/20)          (6/19/20)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -0.76%       7.23%          12.23%            21.62%
Market Price                                                 -0.41%       7.53%          12.32%            21.79%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          22.56%            41.20%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JUNE 19, 2020 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
               Buffer ETF - June              Price Return
5/19/20             $10,000                     $10,000
8/31/20              10,764                      11,300
2/28/21              11,342                      12,303
8/31/21              12,255                      14,600
2/28/22              12,162                      14,120


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF - June
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 7.06% (before fees, expenses and taxes) and 6.21% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from
June 21, 2021 to June 17, 2022 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period.
The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DJUN."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (6/19/20)          (6/19/20)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -0.56%       4.09%           6.86%            11.90%
Market Price                                                 -0.38%       3.96%           6.84%            11.87%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          22.56%            41.20%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JUNE 19, 2020 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
             Deep Buffer ETF - June           Price Return
6/19/20             $10,000                     $10,000
8/31/20              10,453                      11,300
2/28/21              10,750                      12,303
8/31/21              11,253                      14,600
2/28/22              11,190                      14,120


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - July (the
"Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 11.70% (before fees, expenses and taxes) and 10.85% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from July
19, 2021 to July 15, 2022 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period.
The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FJUL."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (7/17/20)          (7/17/20)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -1.38%       5.72%           9.72%            16.20%
Market Price                                                 -1.01%       5.90%           9.76%            16.27%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          20.71%            35.64%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JULY 17, 2020 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
               Buffer ETF - July              Price Return
7/17/20             $10,000                     $10,000
8/31/20              10,453                      10,855
2/28/21              10,992                      11,819
8/31/21              11,782                      14,025
2/28/22              11,620                      13,564


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF - July
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 7.30% (before fees, expenses and taxes) and 6.45% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from
July 19, 2021 to July 15, 2022 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period.
The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DJUL."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (7/17/20)          (7/17/20)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -0.99%       2.98%           5.23%             8.60%
Market Price                                                 -0.82%       3.24%           5.25%             8.63%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          20.71%            35.64%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JULY 17, 2020 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
             Deep Buffer ETF - July           Price Return
7/17/20             $10,000                     $10,000
8/31/20              10,238                      10,855
2/28/21              10,546                      11,819
8/31/21              10,969                      14,025
2/28/22              10,860                      13,564


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)

investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - August (the
"Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 11.64% (before fees, expenses and taxes) and 10.79% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from August
23, 2021 to August 19, 2022 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period.
The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FAUG."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (11/6/19)          (11/6/19)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -1.01%       6.18%           9.49%            23.32%
Market Price                                                 -1.33%       5.89%           9.35%            22.96%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          16.43%            42.16%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 NOVEMBER 6, 2019 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
              Buffer ETF - August             Price Return
11/6/19             $10,000                     $10,000
2/29/20               9,764                       9,602
8/31/20              10,947                      11,377
2/28/21              11,615                      12,387
8/31/21              12,458                      14,699
2/28/22              12,332                      14,216


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
August (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 7.37% (before fees, expenses and taxes) and 6.52% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from August 23, 2021 to August 19, 2022 (the "Outcome Period").
Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome
Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that
Outcome Period. The Fund is classified as non-diversified under the Investment
Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DAUG."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (11/6/19)          (11/6/19)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -1.21%       3.19%           5.86%            14.09%
Market Price                                                 -1.12%       3.28%           5.82%            13.99%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          16.43%            42.16%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 NOVEMBER 6, 2019 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
            Deep Buffer ETF - August          Price Return
11/6/19             $10,000                     $10,000
2/29/20               9,804                       9,602
8/31/20              10,681                      11,377
2/28/21              11,056                      12,387
8/31/21              11,548                      14,699
2/28/22              11,409                      14,216


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - SEPTEMBER (FSEP)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - September
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 12.20% (before fees, expenses and taxes) and 11.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from
September 20, 2021 to September 16, 2022 (the "Outcome Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in
FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome
Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that
Outcome Period. The Fund is classified as non-diversified under the Investment
Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FSEP."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (9/18/20)          (9/18/20)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -0.09%       6.23%          10.58%            15.66%
Market Price                                                 -0.03%       6.37%          10.58%            15.66%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          21.01%            31.77%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                SEPTEMBER 18, 2020 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
             Buffer ETF - September           Price Return
9/18/20             $10,000                     $10,000
2/28/21              10,887                      11,481
8/31/21              11,576                      13,625
2/28/22              11,566                      13,177


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to September 20, 2021, the Fund's investment objective included an upside cap of 16.50% (before fees, expenses and taxes) and 15.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of September 21, 2020 to September 17, 2021.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - SEPTEMBER (DSEP)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
September (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R)
ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 7.43%
(before fees, expenses and taxes) and 6.58% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from September 20, 2021 to September 16, 2022 (the "Outcome
Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"DSEP."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (9/18/20)          (9/18/20)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -0.46%       2.95%           5.49%             8.03%
Market Price                                                 -0.53%       3.20%           5.62%             8.23%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          21.01%            31.77%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                SEPTEMBER 18, 2020 - FEBRUARY 28, 2022

             FT Cboe Vest U.S. Equity      S&P 500(R) Index -
            Deep Buffer ETF - September       Price Return
9/18/20               $10,000                   $10,000
2/28/21                10,494                    11,481
8/31/21                10,853                    13,625
2/28/22                10,803                    13,177


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to September 20, 2021, the Fund's investment objective included an upside cap of 9.25% (before fees, expenses and taxes) and 8.40% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of September 21, 2020 to September 17, 2021.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - OCTOBER (FOCT)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - October
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 11.70% (before fees, expenses and taxes) and 10.84% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from October
18, 2021 to October 21, 2022 (the "Outcome Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period.
The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FOCT."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (10/16/20)        (10/16/20)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -0.55%       7.65%          10.41%            14.53%
Market Price                                                 -0.64%       7.56%          10.29%            14.36%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          18.07%            25.55%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 OCTOBER 16, 2020 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
              Buffer ETF - October            Price Return
10/16/20            $10,000                     $10,000
2/28/21              10,639                      10,940
8/31/21              11,517                      12,982
2/28/22              11,453                      12,555


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to October 18, 2021, the Fund's investment objective included an upside cap of 16.22% (before fees, expenses and taxes) and 15.37% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of October 19, 2020 to October 15, 2021.

                                                                         Page 21


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - OCTOBER (DOCT)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
October (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 7.22% (before fees, expenses and taxes) and 6.36% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from October 18, 2021 to October 21, 2022 (the "Outcome
Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"DOCT."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (10/16/20)        (10/16/20)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -0.89%       3.68%           5.44%             7.53%
Market Price                                                 -0.77%       3.91%           5.54%             7.67%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          18.07%            25.55%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 OCTOBER 16, 2020 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
            Deep Buffer ETF - October         Price Return
10/16/20             $10,000                    $10,000
2/28/21               10,372                     10,940
8/31/21               10,850                     12,982
2/28/22               10,753                     12,555


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to October 18, 2021, the Fund's investment objective included an upside cap of 9.34% (before fees, expenses and taxes) and 8.49% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of October 19, 2020 to October 15, 2021.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - November
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 12.10% (before fees, expenses and taxes) and 11.25% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from
November 22, 2021 to November 18, 2022 (the "Outcome Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in
FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome
Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that
Outcome Period. The Fund is classified as non-diversified under the Investment
Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FNOV."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (11/15/19)        (11/15/19)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -3.55%       4.17%           8.64%            20.88%
Market Price                                                 -3.37%       4.23%           8.67%            20.94%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          15.91%            40.17%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                NOVEMBER 15, 2019 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
             Buffer ETF - November            Price Return
11/15/19            $10,000                     $10,000
2/29/20               9,705                       9,467
8/31/20              10,762                      11,217
2/28/21              11,603                      12,213
8/31/21              12,533                      14,494
2/28/22              12,088                      14,017


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to November 22, 2021, the Fund's investment objective included an upside cap of 13.72% (before fees, expenses and taxes) and 12.87% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of November 23, 2020 to November 19, 2021.

                                                                         Page 23


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
November (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 7.60% (before fees, expenses and taxes) and 6.75% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from November 22, 2021 to November 18, 2022 (the "Outcome
Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"DNOV."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (11/15/19)        (11/15/19)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -2.60%       1.88%           4.90%            11.55%
Market Price                                                 -2.52%       2.03%           4.94%            11.65%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          15.91%            40.17%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                NOVEMBER 15, 2019 - FEBRUARY 28, 2022

             FT Cboe Vest U.S. Equity      S&P 500(R) Index -
            Deep Buffer ETF - November        Price Return
11/15/19             $10,000                    $10,000
2/29/20                9,705                      9,467
8/31/20               10,504                     11,217
2/28/21               10,949                     12,213
8/31/21               11,453                     14,494
2/28/22               11,155                     14,017


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to November 22, 2021, the Fund's investment objective included an upside cap of 7.75% (before fees, expenses and taxes) and 6.90% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of November 23, 2020 to November 19, 2021.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - DECEMBER (FDEC)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - December
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 13.10% (before fees, expenses and taxes) and 12.25% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from
December 20, 2021 to December 16, 2022 (the "Outcome Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in
FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome
Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that
Outcome Period. The Fund is classified as non-diversified under the Investment
Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FDEC."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (12/18/20)        (12/18/20)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -1.30%       8.04%           8.40%            10.14%
Market Price                                                 -1.60%       7.89%           8.08%             9.75%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          14.76%            17.91%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                DECEMBER 18, 2020 - FEBRUARY 28, 2022

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
             Buffer ETF - December            Price Return
12/18/20            $10,000                     $10,000
2/28/21              10,195                      10,274
8/31/21              11,160                      12,192
2/28/22              11,014                      11,791


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to December 20, 2021, the Fund's investment objective included an upside cap of 14.00% (before fees, expenses and taxes) and 13.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of December 21, 2020 to December 17, 2021.

                                                                         Page 25


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - DECEMBER (DDEC)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
December (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 8.10% (before fees, expenses and taxes) and 7.25% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from December 20, 2021 to December 16, 2022 (the "Outcome
Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"DDEC."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (12/18/20)        (12/18/20)
                                                            2/28/22      2/28/22       to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                          -1.27%       4.06%           4.15%             4.99%
Market Price                                                 -1.33%       4.06%           4.15%             4.99%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                              -3.29%      14.77%          14.76%            17.91%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                DECEMBER 18, 2020 - FEBRUARY 28, 2022

             FT Cboe Vest U.S. Equity      S&P 500(R) Index -
            Deep Buffer ETF - December        Price Return
12/18/20             $10,000                    $10,000
2/28/21               10,089                     10,274
8/31/21               10,634                     12,192
2/28/22               10,499                     11,791


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to December 20, 2021, the Fund's investment objective included an upside cap of 8.00% (before fees, expenses and taxes) and 7.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of December 21, 2020 to December 17, 2021.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST BUFFERED ALLOCATION DEFENSIVE ETF (BUFT)

The investment objective of the FT Cboe Vest Buffered Allocation Defensive ETF
(the "Fund") is to seek to provide investors with capital preservation. The Fund seeks to achieve its investment objective by investing in a portfolio of exchange-traded funds that seek to provide investors with returns (before fees and expense) based on the price return of the SPDR(R) S&P 500(R) ETF Trust
("SPY"), up to a predetermined cap, while providing a defined buffer against losses of SPY over a defined one-year period (the "Underlying ETFs"). Under normal market conditions, the Fund will invest substantially all of its assets in Underlying ETFs. The Fund and each Underlying ETF are advised by First Trust
Advisors L.P. and sub-advised by Cboe Vest(SM) Financial LLC. PDR Services, LLC serves as SPY's sponsor. The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500(R) Index. Unlike the Underlying ETFs, the Fund
itself does not pursue a defined outcome strategy. The buffer is provided only by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund will likely not receive the full benefit of the
Underlying ETF buffers and could have limited upside potential. The Fund's returns may be limited to the caps of the Underlying ETFs. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "BUFT."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                         (10/26/21)
                                                                                                         to 2/28/22
FUND PERFORMANCE
NAV                                                                                                        -1.35%
Market Price                                                                                               -1.30%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                                                            -4.39%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 OCTOBER 26, 2021 - FEBRUARY 28, 2022

             FT Cboe Vest Buffered         S&P 500(R) Index -
            Allocation Defensive ETF          Price Return
10/26/21            $10,000                     $10,000
2/28/22               9,865                       9,561


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 27


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST BUFFERED ALLOCATION GROWTH ETF (BUFG)

The investment objective of the FT Cboe Vest Buffered Allocation Growth ETF (the
"Fund") is to seek to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of exchange-traded funds that seek to provide investors with returns (before fees and expense) based on the price return of the SPDR(R) S&P 500(R) ETF Trust
("SPY"), up to a predetermined cap, while providing a defined buffer against losses of SPY over a defined one-year period (the "Underlying ETFs"). Under normal market conditions, the Fund will invest substantially all of its assets in Underlying ETFs. The Fund and each Underlying ETF are advised by First Trust
Advisors L.P. and sub-advised by Cboe Vest(SM) Financial LLC. PDR Services, LLC serves as SPY's sponsor. The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500(R) Index. Unlike the Underlying ETFs, the Fund
itself does not pursue a defined outcome strategy. The buffer is provided only by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund will likely not receive the full benefit of the
Underlying ETF buffers and could have limited upside potential. The Fund's returns may be limited to the caps of the Underlying ETFs. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "BUFG."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                         (10/26/21)
                                                                                                         to 2/28/22
FUND PERFORMANCE
NAV                                                                                                        -3.10%
Market Price                                                                                               -3.15%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                                                            -4.39%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 OCTOBER 26, 2021 - FEBRUARY 28, 2022

            FT Cboe Vest Buffered          S&P 500(R) Index -
            Allocation Growth ETF             Price Return
10/26/21           $10,000                      $10,000
2/28/22              9,690                        9,561


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of each
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to FT Cboe Vest U.S. Equity Buffer ETF - January ("FJAN"), FT Cboe Vest
U.S. Equity Deep Buffer ETF - January ("DJAN"), FT Cboe Vest U.S. Equity Buffer
ETF - February ("FFEB"), FT Cboe Vest U.S. Equity Deep Buffer ETF - February
("DFEB"), FT Cboe Vest U.S. Equity Buffer ETF - March ("FMAR"), FT Cboe Vest
U.S. Equity Deep Buffer ETF - March ("DMAR"), FT Cboe Vest U.S. Equity Buffer
ETF - April ("FAPR"), FT Cboe Vest U.S. Equity Deep Buffer ETF - April ("DAPR"),
FT Cboe Vest U.S. Equity Buffer ETF - May ("FMAY"), FT Cboe Vest U.S. Equity
Deep Buffer ETF - May ("DMAY"), FT Cboe Vest U.S. Equity Buffer ETF - June
("FJUN"), FT Cboe Vest U.S. Equity Deep Buffer ETF - June ("DJUN"), FT Cboe Vest
U.S. Equity Buffer ETF - July ("FJUL"), FT Cboe Vest U.S. Equity Deep Buffer ETF
- July ("DJUL"), FT Cboe Vest U.S. Equity Buffer ETF - August ("FAUG"), FT Cboe
Vest U.S. Equity Deep Buffer ETF - August ("DAUG"), FT Cboe Vest U.S. Equity
Buffer ETF - September ("FSEP"), FT Cboe Vest U.S. Equity Deep Buffer ETF -
September ("DSEP"), FT Cboe Vest U.S. Equity Buffer ETF - October ("FOCT"), FT
Cboe Vest U.S. Equity Deep Buffer ETF - October ("DOCT"), FT Cboe Vest U.S.
Equity Buffer ETF - November ("FNOV"), FT Cboe Vest U.S. Equity Deep Buffer ETF
- November ("DNOV"), FT Cboe Vest U.S. Equity Buffer ETF - December ("FDEC"), FT
Cboe Vest U.S. Equity Deep Buffer ETF - December ("DDEC"), FT Cboe Vest Buffered
Allocation Defensive ETF ("BUFT"), and FT Cboe Vest Buffered Allocation Growth
ETF ("BUFG"), (each a "Fund" and collectively, the "Funds"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

Cboe VestSM Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the investment sub-advisor to the Funds. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Cboe Vest, with principal offices at 1765 Greensboro
Station Pl, 9th Floor, McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $6.0 billion under management or committed to management as of
February 28, 2022.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST

HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2022 (UNAUDITED)

As a shareholder of FT Cboe Vest U.S. Equity Buffer ETF - January, FT Cboe Vest
U.S. Equity Deep Buffer ETF - January, FT Cboe Vest U.S. Equity Buffer ETF -
February, FT Cboe Vest U.S. Equity Deep Buffer ETF - February, FT Cboe Vest U.S.
Equity Buffer ETF - March, FT Cboe Vest U.S. Equity Deep Buffer ETF - March, FT
Cboe Vest U.S. Equity Buffer ETF - April, FT Cboe Vest U.S. Equity Deep Buffer
ETF - April, FT Cboe Vest U.S. Equity Buffer ETF - May, FT Cboe Vest U.S. Equity
Deep Buffer ETF - May, FT Cboe Vest U.S. Equity Buffer ETF - June, FT Cboe Vest
U.S. Equity Deep Buffer ETF - June, FT Cboe Vest U.S. Equity Buffer ETF - July,
FT Cboe Vest U.S. Equity Deep Buffer ETF - July, FT Cboe Vest U.S. Equity Buffer
ETF - August, FT Cboe Vest U.S. Equity Deep Buffer ETF - August, FT Cboe Vest
U.S. Equity Buffer ETF - September, FT Cboe Vest U.S. Equity Deep Buffer ETF -
September, FT Cboe Vest U.S. Equity Buffer ETF - October, FT Cboe Vest U.S.
Equity Deep Buffer ETF - October, FT Cboe Vest U.S. Equity Buffer ETF -
November, FT Cboe Vest U.S. Equity Deep Buffer ETF - November, FT Cboe Vest U.S.
Equity Buffer ETF - December, FT Cboe Vest U.S. Equity Deep Buffer ETF -
December, FT Cboe Vest Buffered Allocation Defensive ETF or FT Cboe Vest
Buffered Allocation Growth ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended February 28, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this six-month (or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------------
                                                                                              ANNUALIZED
                                                                                             EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING              ENDING           BASED ON THE       DURING THE
                                                   ACCOUNT VALUE         ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                 SEPTEMBER 1, 2021     FEBRUARY 28, 2022        PERIOD          PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - JANUARY (FJAN)
Actual                                               $1,000.00             $1,023.70             0.85%             $4.27
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JANUARY (DJAN)
Actual                                               $1,000.00             $1,008.80             0.85%             $4.23
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)
Actual                                               $1,000.00             $  998.40             0.85%             $4.21
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)
Actual                                               $1,000.00             $1,021.30             0.85%             $4.26
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26


                                                                         Page 31


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                              ANNUALIZED
                                                                                             EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING              ENDING           BASED ON THE       DURING THE
                                                   ACCOUNT VALUE         ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                 SEPTEMBER 1, 2021     FEBRUARY 28, 2022        PERIOD          PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - MARCH (FMAR)
Actual                                               $1,000.00             $1,005.20             0.85%             $4.23
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MARCH (DMAR)
Actual                                               $1,000.00             $1,007.30             0.85%             $4.23
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - APRIL (FAPR)
Actual                                               $1,000.00             $  990.90             0.85%             $4.20
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - APRIL (DAPR)
Actual                                               $1,000.00             $  994.50             0.85%             $4.20
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - MAY (FMAY)
Actual                                               $1,000.00             $  992.20             0.85%             $4.20
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)
Actual                                               $1,000.00             $  995.60             0.85%             $4.21
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)
Actual                                               $1,000.00             $  992.40             0.85%             $4.20
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)
Actual                                               $1,000.00             $  994.40             0.85%             $4.20
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)
Actual                                               $1,000.00             $  986.20             0.85%             $4.19
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)
Actual                                               $1,000.00             $  990.10             0.85%             $4.19
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)
Actual                                               $1,000.00             $  989.90             0.85%             $4.19
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)
Actual                                               $1,000.00             $  987.90             0.85%             $4.19
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - SEPTEMBER (FSEP)
Actual                                               $1,000.00             $  999.10             0.85%             $4.21
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - SEPTEMBER (DSEP)
Actual                                               $1,000.00             $  995.40             0.85%             $4.21
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26



FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                              ANNUALIZED
                                                                                             EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING              ENDING           BASED ON THE       DURING THE
                                                   ACCOUNT VALUE         ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                 SEPTEMBER 1, 2021     FEBRUARY 28, 2022        PERIOD          PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - OCTOBER (FOCT)
Actual                                               $1,000.00             $  994.50             0.85%             $4.20
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - OCTOBER (DOCT)
Actual                                               $1,000.00             $  991.10             0.85%             $4.20
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)
Actual                                               $1,000.00             $  964.50             0.85%             $4.14
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)
Actual                                               $1,000.00             $  974.00             0.85%             $4.16
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - DECEMBER (FDEC)
Actual                                               $1,000.00             $  987.00             0.85%             $4.19
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - DECEMBER (DDEC)
Actual                                               $1,000.00             $  987.30             0.85%             $4.19
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              ANNUALIZED          EXPENSES PAID
                                                                                            EXPENSE RATIO       DURING THE PERIOD
                                                    BEGINNING               ENDING           BASED ON THE     OCTOBER 26, 2021 (b)
                                                  ACCOUNT VALUE          ACCOUNT VALUE      NUMBER OF DAYS             TO
                                               OCTOBER 26, 2021 (b)    FEBRUARY 28, 2022    IN THE PERIOD     FEBRUARY 28, 2022 (c)
-----------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST BUFFERED ALLOCATION DEFENSIVE ETF (BUFT) (d)
Actual                                              $1,000.00              $  986.50            0.20%                 $0.69
Hypothetical (5% return before expenses)            $1,000.00              $1,023.80            0.20%                 $1.00

FT CBOE VEST BUFFERED ALLOCATION GROWTH ETF (BUFG) (d)
Actual                                              $1,000.00              $  969.00            0.20%                 $0.68
Hypothetical (5% return before expenses)            $1,000.00              $1,023.80            0.20%                 $1.00


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2021 through February 28, 2022), multiplied by 181/365 (to reflect the six-month period).

(b)   Inception date.

(c)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (October
      26, 2021 through February 28, 2022), multiplied by 126/365. Hypothetical expenses are assumed for the most recent six-month period.

(d)   Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.

                                                                         Page 33


FT CBOE VEST U.S. EQUITY BUFFER ETF - JANUARY (FJAN)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.9%

     4,042,041  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $    4,042,041
                (Cost $4,042,041)                                                                                --------------

                TOTAL INVESTMENTS -- 1.9%......................................................................       4,042,041
                (Cost $4,042,041)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 106.1%

CALL OPTIONS PURCHASED -- 97.6%
         4,914  SPDR(R) S&P 500(R) ETF Trust.......................   $ 214,559,982   $      4.38    01/20/23       209,925,621
                (Cost $209,608,365)                                                                              --------------

PUT OPTIONS PURCHASED -- 8.5%
         4,914  SPDR(R) S&P 500(R) ETF Trust.......................     214,559,982        437.98    01/20/23        18,353,893
                (Cost $20,195,232)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     228,279,514
                (Cost $229,803,597)                                                                              --------------

WRITTEN OPTIONS -- (7.1)%

CALL OPTIONS WRITTEN -- (1.9)%
        (4,914) SPDR(R) S&P 500(R) ETF Trust.......................    (214,559,982)       500.17    01/20/23        (4,191,896)
                (Premiums received $3,419,016)                                                                   --------------

PUT OPTIONS WRITTEN -- (5.2)%
        (4,914) SPDR(R) S&P 500(R) ETF Trust.......................    (214,559,982)       394.18    01/20/23       (11,106,535)
                (Premiums received $13,649,328)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................     (15,298,431)
                (Premiums received $17,068,344)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.9)%.....................................................      (1,844,659)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  215,178,465
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 34                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - JANUARY (FJAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $    4,042,041    $    4,042,041    $           --    $           --
Call Options Purchased...............................       209,925,621                --       209,925,621                --
Put Options Purchased................................        18,353,893                --        18,353,893                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  232,321,555    $    4,042,041    $  228,279,514    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (4,191,896)   $           --    $   (4,191,896)   $           --
Put Options Written..................................       (11,106,535)               --       (11,106,535)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  (15,298,431)   $           --    $  (15,298,431)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 35


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JANUARY (DJAN)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.9%

       982,750  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      982,750
                (Cost $982,750)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.9%......................................................................         982,750
                (Cost $982,750)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 104.1%

CALL OPTIONS PURCHASED -- 97.4%
         2,468  SPDR(R) S&P 500(R) ETF Trust.......................   $ 107,760,284   $      4.37    01/20/23       105,092,376
                (Cost $105,537,506)                                                                              --------------

PUT OPTIONS PURCHASED -- 6.7%
         2,468  SPDR(R) S&P 500(R) ETF Trust.......................     107,760,284        416.08    01/20/23         7,280,600
                (Cost $7,962,414)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................     112,372,976
                (Cost $113,499,920)                                                                              --------------

WRITTEN OPTIONS -- (5.1)%

CALL OPTIONS WRITTEN -- (3.4)%
        (2,468) SPDR(R) S&P 500(R) ETF Trust.......................    (107,760,284)       477.53    01/20/23        (3,655,108)
                (Premiums received $3,855,905)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.7)%
        (2,468) SPDR(R) S&P 500(R) ETF Trust.......................    (107,760,284)       306.59    01/20/23        (1,868,276)
                (Premiums received $2,649,303)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (5,523,384)
                (Premiums received $6,505,208)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- 0.1%.......................................................         113,293
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  107,945,635
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 36                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JANUARY (DJAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      982,750    $      982,750    $           --    $           --
Call Options Purchased...............................       105,092,376                --       105,092,376                --
Put Options Purchased................................         7,280,600                --         7,280,600                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  113,355,726    $      982,750    $  112,372,976    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (3,655,108)   $           --    $   (3,655,108)   $           --
Put Options Written..................................        (1,868,276)               --        (1,868,276)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (5,523,384)   $           --    $   (5,523,384)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 37


FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.2%

     3,219,928  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $    3,219,928
                (Cost $3,219,928)                                                                                --------------

                TOTAL INVESTMENTS -- 1.2%......................................................................       3,219,928
                (Cost $3,219,928)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 106.6%

CALL OPTIONS PURCHASED -- 98.1%
         6,401  SPDR(R) S&P 500(R) ETF Trust.......................   $ 279,486,863   $      4.34    02/17/23       273,464,586
                (Cost $272,101,285)                                                                              --------------

PUT OPTIONS PURCHASED -- 8.5%
         6,401  SPDR(R) S&P 500(R) ETF Trust.......................     279,486,863        434.23    02/17/23        23,689,735
                (Cost $24,408,939)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     297,154,321
                (Cost $296,510,224)                                                                              --------------

WRITTEN OPTIONS -- (7.7)%

CALL OPTIONS WRITTEN -- (2.5)%
        (6,401) SPDR(R) S&P 500(R) ETF Trust.......................    (279,486,863)       496.11    02/17/23        (6,953,023)
                (Premiums received $6,577,892)                                                                   --------------

PUT OPTIONS WRITTEN -- (5.2)%
        (6,401) SPDR(R) S&P 500(R) ETF Trust.......................    (279,486,863)       390.81    02/17/23       (14,616,516)
                (Premiums received $15,331,692)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................     (21,569,539)
                (Premiums received $21,909,584)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (159,990)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  278,644,720
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 38                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $    3,219,928    $    3,219,928    $           --    $           --
Call Options Purchased...............................       273,464,586                --       273,464,586                --
Put Options Purchased................................        23,689,735                --        23,689,735                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  300,374,249    $    3,219,928    $  297,154,321    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (6,953,023)   $           --    $   (6,953,023)   $           --
Put Options Written..................................       (14,616,516)               --       (14,616,516)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  (21,569,539)   $           --    $  (21,569,539)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 39


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.2%

     3,096,732  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $    3,096,732
                (Cost $3,096,732)                                                                                --------------

                TOTAL INVESTMENTS -- 1.2%......................................................................       3,096,732
                (Cost $3,096,732)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 105.0%

CALL OPTIONS PURCHASED -- 98.3%
         6,316  SPDR(R) S&P 500(R) ETF Trust.......................   $ 275,775,508   $      4.33    02/17/23       269,839,458
                (Cost $267,645,855)                                                                              --------------

PUT OPTIONS PURCHASED -- 6.7%
         6,316  SPDR(R) S&P 500(R) ETF Trust.......................     275,775,508        412.52    02/17/23        18,398,961
                (Cost $18,612,236)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     288,238,419
                (Cost $286,258,091)                                                                              --------------

WRITTEN OPTIONS -- (6.1)%

CALL OPTIONS WRITTEN -- (4.2)%
        (6,316) SPDR(R) S&P 500(R) ETF Trust.......................    (275,775,508)       474.61    02/17/23       (11,511,929)
                (Premiums received $9,919,943)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.9)%
        (6,316) SPDR(R) S&P 500(R) ETF Trust.......................    (275,775,508)       303.96    02/17/23        (5,193,333)
                (Premiums received $5,200,731)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................     (16,705,262)
                (Premiums received $15,120,674)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (154,162)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  274,475,727
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 40                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $    3,096,732    $    3,096,732    $           --    $           --
Call Options Purchased...............................       269,839,458                --       269,839,458                --
Put Options Purchased................................        18,398,961                --        18,398,961                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  291,335,151    $    3,096,732    $  288,238,419    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $  (11,511,929)   $           --    $  (11,511,929)   $           --
Put Options Written..................................        (5,193,333)               --        (5,193,333)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  (16,705,262)   $           --    $  (16,705,262)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 41


FT CBOE VEST U.S. EQUITY BUFFER ETF - MARCH (FMAR)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.3%

       278,534  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      278,534
                (Cost $278,534)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.3%......................................................................         278,534
                (Cost $278,534)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 101.0%

CALL OPTIONS PURCHASED -- 100.6%
         2,014  SPDR(R) S&P 500(R) ETF Trust.......................   $  87,937,282   $      3.89    03/18/22        86,833,348
                (Cost $81,328,033)                                                                               --------------

PUT OPTIONS PURCHASED -- 0.4%
         2,014  SPDR(R) S&P 500(R) ETF Trust.......................      87,937,282        389.48    03/18/22           342,807
                (Cost $5,118,430)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      87,176,155
                (Cost $86,446,463)                                                                               --------------

WRITTEN OPTIONS -- (1.2)%

CALL OPTIONS WRITTEN -- (1.1)%
        (2,014) SPDR(R) S&P 500(R) ETF Trust.......................     (87,937,282)       444.79    03/18/22          (986,773)
                (Premiums received $1,690,912)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.1)%
        (2,014) SPDR(R) S&P 500(R) ETF Trust.......................     (87,937,282)       350.53    03/18/22           (91,438)
                (Premiums received $2,516,597)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (1,078,211)
                (Premiums received $4,207,509)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (63,859)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   86,312,619
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 42                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - MARCH (FMAR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      278,534    $      278,534    $           --    $           --
Call Options Purchased...............................        86,833,348                --        86,833,348                --
Put Options Purchased................................           342,807                --           342,807                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   87,454,689    $      278,534    $   87,176,155    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $     (986,773)   $           --    $     (986,773)   $           --
Put Options Written..................................           (91,438)               --           (91,438)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (1,078,211)   $           --    $   (1,078,211)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 43


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MARCH (DMAR)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.3%

       253,137  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      253,137
                (Cost $253,137)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.3%......................................................................         253,137
                (Cost $253,137)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 103.6%

CALL OPTIONS PURCHASED -- 103.4%
         1,862  SPDR S&P(R) 500(R) ETF Trust.......................   $  81,300,506   $      3.88    03/18/22        80,281,750
                (Cost $80,059,242)                                                                               --------------

PUT OPTIONS PURCHASED -- 0.2%
         1,862  SPDR S&P(R) 500(R) ETF Trust.......................      81,300,506        370.01    03/18/22           160,969
                (Cost $3,629,730)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      80,442,719
                (Cost $83,688,972)                                                                               --------------

WRITTEN OPTIONS -- (3.8)%

CALL OPTIONS WRITTEN -- (3.8)%
        (1,862) SPDR S&P(R) 500(R) ETF Trust.......................     (81,300,506)       425.70    03/18/22        (3,001,145)
                (Premiums received $3,310,516)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.0)%
        (1,862) SPDR S&P(R) 500(R) ETF Trust.......................     (81,300,506)       272.64    03/18/22            (7,812)
                (Premiums received $454,117)                                                                     --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (3,008,957)
                (Premiums received $3,764,633)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (60,730)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   77,626,169
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 44                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MARCH (DMAR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      253,137    $      253,137    $           --    $           --
Call Options Purchased...............................        80,281,750                --        80,281,750             --
Put Options Purchased................................           160,969                --           160,969             --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   80,695,856    $      253,137    $   80,442,719    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (3,001,145)   $           --    $   (3,001,145)   $           --
Put Options Written..................................            (7,812)               --            (7,812)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (3,008,957)   $           --    $   (3,008,957)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 45


FT CBOE VEST U.S. EQUITY BUFFER ETF - APRIL (FAPR)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.4%

       563,459  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      563,459
                (Cost $563,459)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.4%......................................................................         563,459
                (Cost $563,459)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 100.9%

CALL OPTIONS PURCHASED -- 98.8%
         3,204  SPDR(R) S&P 500(R) ETF Trust.......................   $ 139,896,252   $      4.17    04/14/22       138,124,079
                (Cost $132,061,195)                                                                              --------------

PUT OPTIONS PURCHASED -- 2.1%
         3,204  SPDR(R) S&P 500(R) ETF Trust.......................     139,896,252        417.26    04/14/22         2,845,278
                (Cost $9,544,236)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................     140,969,357
                (Cost $141,605,431)                                                                              --------------

WRITTEN OPTIONS -- (1.2)%

CALL OPTIONS WRITTEN -- (0.5)%
        (3,204) SPDR(R) S&P 500(R) ETF Trust.......................    (139,896,252)       467.33    04/14/22          (671,351)
                (Premiums received $2,317,230)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.7)%
        (3,204) SPDR(R) S&P 500(R) ETF Trust.......................    (139,896,252)       375.53    04/14/22          (962,461)
                (Premiums received $5,481,091)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (1,633,812)
                (Premiums received $7,798,321)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (93,836)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  139,805,168
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 46                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - APRIL (FAPR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      563,459    $      563,459    $           --    $           --
Call Options Purchased...............................       138,124,079                --       138,124,079                --
Put Options Purchased................................         2,845,278                --         2,845,278                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  141,532,816    $      563,459    $  140,969,357    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                 LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $     (671,351)   $           --    $     (671,351)   $           --
Put Options Written..................................          (962,461)               --          (962,461)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (1,633,812)   $           --    $   (1,633,812)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 47


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - APRIL (DAPR)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.4%

       371,627  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      371,627
                (Cost $371,627)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.4%......................................................................         371,627
                (Cost $371,627)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 101.6%

CALL OPTIONS PURCHASED -- 100.4%
         2,088  SPDR(R) S&P 500(R) ETF Trust.......................   $  91,168,344   $      4.16    04/14/22        89,992,800
                (Cost $87,756,384)                                                                               --------------

PUT OPTIONS PURCHASED -- 1.2%
         2,088  SPDR(R) S&P 500(R) ETF Trust.......................      91,168,344        396.40    04/14/22         1,073,232
                (Cost $4,984,633)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      91,066,032
                (Cost $92,741,017)                                                                               --------------

WRITTEN OPTIONS -- (1.9)%

CALL OPTIONS WRITTEN -- (1.8)%
        (2,088) SPDR(R) S&P 500(R) ETF Trust.......................     (91,168,344)       448.55    04/14/22        (1,599,408)
                (Premiums received $2,718,595)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.1)%
        (2,088) SPDR(R) S&P 500(R) ETF Trust.......................     (91,168,344)       292.08    04/14/22          (125,280)
                (Premiums received $999,486)                                                                     --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (1,724,688)
                (Premiums received $3,718,081)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (71,855)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   89,641,116
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 48                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - APRIL (DAPR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      371,627    $      371,627    $           --    $           --
Call Options Purchased...............................        89,992,800                --        89,992,800                --
Put Options Purchased................................         1,073,232                --         1,073,232                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   91,437,659    $      371,627    $   91,066,032    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (1,599,408)   $           --    $   (1,599,408)   $           --
Put Options Written..................................          (125,280)               --          (125,280)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (1,724,688)   $           --    $   (1,724,688)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 49


FT CBOE VEST U.S. EQUITY BUFFER - MAY (FMAY)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.5%

       583,754  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      583,754
                (Cost $583,754)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.5%......................................................................         583,754
                (Cost $583,754)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 102.0%

CALL OPTIONS PURCHASED -- 99.2%
         2,764  SPDR(R) S&P 500(R) ETF Trust.......................   $ 120,684,532   $      4.15    05/20/22       119,246,244
                (Cost $114,026,674)                                                                              --------------

PUT OPTIONS PURCHASED -- 2.8%
         2,764  SPDR(R) S&P 500(R) ETF Trust.......................     120,684,532        414.94    05/20/22         3,392,857
                (Cost $8,139,674)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................     122,639,101
                (Cost $122,166,348)                                                                              --------------

WRITTEN OPTIONS -- (2.4)%

CALL OPTIONS WRITTEN -- (1.2)%
        (2,764) SPDR(R) S&P 500(R) ETF Trust.......................    (120,684,532)       466.81    05/20/22        (1,388,333)
                (Premiums received $2,304,868)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.2)%
        (2,764) SPDR(R) S&P 500(R) ETF Trust.......................    (120,684,532)       373.45    05/20/22        (1,499,511)
                (Premiums received $4,796,241)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (2,887,844)
                (Premiums received $7,101,109)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (78,112)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  120,256,899
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 50                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER - MAY (FMAY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      583,754    $      583,754    $           --    $           --
Call Options Purchased...............................       119,246,244                --       119,246,244                --
Put Options Purchased................................         3,392,857                --         3,392,857                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  123,222,855    $      583,754    $  122,639,101    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (1,388,333)   $           --    $   (1,388,333)   $           --
Put Options Written..................................        (1,499,511)               --        (1,499,511)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (2,887,844)   $           --    $   (2,887,844)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 51


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.5%

       398,217  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      398,217
                (Cost $398,217)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.5%......................................................................         398,217
                (Cost $398,217)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 102.9%

CALL OPTIONS PURCHASED -- 101.0%
         1,996  SPDR(R) S&P 500(R) ETF Trust.......................   $  87,151,348   $      4.14    05/20/22        86,114,695
                (Cost $83,994,230)                                                                               --------------

PUT OPTIONS PURCHASED -- 1.9%
         1,996  SPDR(R) S&P 500(R) ETF Trust.......................      87,151,348        394.19    05/20/22         1,618,552
                (Cost $4,025,408)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      87,733,247
                (Cost $88,019,638)                                                                               --------------

WRITTEN OPTIONS -- (3.3)%

CALL OPTIONS WRITTEN -- (3.0)%
        (1,996) SPDR(R) S&P 500(R) ETF Trust.......................     (87,151,348)       446.48    05/20/22        (2,601,341)
                (Premiums received $3,750,674)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.3)%
        (1,996) SPDR(R) S&P 500(R) ETF Trust.......................     (87,151,348)       290.46    05/20/22          (233,055)
                (Premiums received $1,005,800)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (2,834,396)
                (Premiums received $4,756,474)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (55,717)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   85,241,351
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 52                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      398,217    $      398,217    $           --    $           --
Call Options Purchased...............................        86,114,695                --        86,114,695                --
Put Options Purchased................................         1,618,552                --         1,618,552                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   88,131,464    $      398,217    $   87,733,247    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (2,601,341)   $           --    $   (2,601,341)   $           --
Put Options Written..................................          (233,055)               --          (233,055)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (2,834,396)   $           --    $   (2,834,396)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 53


FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 3.9%

     4,239,740  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $    4,239,740
                (Cost $4,239,740)                                                                                --------------

                TOTAL INVESTMENTS -- 3.9%......................................................................       4,239,740
                (Cost $4,239,740)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 103.1%

CALL OPTIONS PURCHASED -- 99.5%
         2,559  SPDR(R) S&P 500(R) ETF Trust.......................   $ 111,733,617   $      4.15    06/17/22       109,816,404
                (Cost $105,529,362)                                                                              --------------

PUT OPTIONS PURCHASED -- 3.6%
         2,559  SPDR(R) S&P 500(R) ETF Trust.......................     111,733,617        414.92    06/17/22         4,010,583
                (Cost $7,483,746)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................     113,826,987
                (Cost $113,013,108)                                                                              --------------

WRITTEN OPTIONS -- (3.6)%

CALL OPTIONS WRITTEN -- (1.8)%
        (2,559) SPDR(R) S&P 500(R) ETF Trust.......................    (111,733,617)       463.47    06/17/22        (1,963,929)
                (Premiums received $2,374,224)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.8)%
        (2,559) SPDR(R) S&P 500(R) ETF Trust.......................    (111,733,617)       373.43    06/17/22        (1,967,877)
                (Premiums received $4,499,633)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (3,931,806)
                (Premiums received $6,873,857)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (3.4)%.....................................................      (3,764,739)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  110,370,182
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 54                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $    4,239,740    $    4,239,740    $           --    $           --
Call Options Purchased...............................       109,816,404                --       109,816,404                --
Put Options Purchased................................         4,010,583                --         4,010,583                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  118,066,727    $    4,239,740    $  113,826,987    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (1,963,929)   $           --    $   (1,963,929)   $           --
Put Options Written..................................        (1,967,877)               --        (1,967,877)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (3,931,806)   $           --    $   (3,931,806)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 55


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.5%

       354,658  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      354,658
                (Cost $354,658)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.5%......................................................................         354,658
                (Cost $354,658)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 103.9%

CALL OPTIONS PURCHASED -- 101.3%
         1,717  SPDR(R) S&P 500(R) ETF Trust.......................   $  74,969,371   $      4.14    06/17/22        73,684,702
                (Cost $73,040,374)                                                                               --------------

PUT OPTIONS PURCHASED -- 2.6%
         1,717  SPDR(R) S&P 500(R) ETF Trust.......................      74,969,371        394.17    06/17/22         1,877,200
                (Cost $3,189,629)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      75,561,902
                (Cost $76,230,003)                                                                               --------------

WRITTEN OPTIONS -- (4.3)%

CALL OPTIONS WRITTEN -- (3.8)%
        (1,717) SPDR(R) S&P 500(R) ETF Trust.......................     (74,969,371)       444.21    06/17/22        (2,758,487)
                (Premiums received $3,780,278)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.5)%
        (1,717) SPDR(R) S&P 500(R) ETF Trust.......................     (74,969,371)       290.44    06/17/22          (337,224)
                (Premiums received $755,291)                                                                     --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (3,095,711)
                (Premiums received $4,535,569)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (45,981)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   72,774,868
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 56                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      354,658    $      354,658    $           --    $           --
Call Options Purchased...............................        73,684,702                --        73,684,702                --
Put Options Purchased................................         1,877,200                --         1,877,200                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   75,916,560    $      354,658    $   75,561,902    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (2,758,487)   $           --    $   (2,758,487)   $           --
Put Options Written..................................          (337,224)               --          (337,224)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (3,095,711)   $           --    $   (3,095,711)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 57


FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.6%

       870,738  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      870,738
                (Cost $870,738)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.6%.......................................................................        870,738
                (Cost $870,738)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 103.1%

CALL OPTIONS PURCHASED -- 97.9%
         3,244  SPDR(R) S&P 500(R) ETF Trust.......................   $ 141,642,772   $      4.31    07/15/22       139,274,652
                (Cost $139,331,701)                                                                              --------------

PUT OPTIONS PURCHASED -- 5.2%
         3,244  SPDR(R) S&P 500(R) ETF Trust.......................     141,642,772        431.34    07/15/22         7,422,272
                (Cost $9,852,273)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................     146,696,924
                (Cost $149,183,974)                                                                              --------------

WRITTEN OPTIONS -- (3.6)%

CALL OPTIONS WRITTEN -- (1.0)%
        (3,244) SPDR(R) S&P 500(R) ETF Trust.......................    (141,642,772)       481.81    07/15/22        (1,398,164)
                (Premiums received $3,466,705)                                                                   --------------

PUT OPTIONS WRITTEN -- (2.6)%
        (3,244) SPDR(R) S&P 500(R) ETF Trust.......................    (141,642,772)       388.21    07/15/22        (3,733,844)
                (Premiums received $5,146,168)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (5,132,008)
                (Premiums received $8,612,873)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (104,729)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  142,330,925
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 58                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      870,738    $      870,738    $           --    $           --
Call Options Purchased...............................       139,274,652                --       139,274,652                --
Put Options Purchased................................         7,422,272                --         7,422,272                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  147,567,662    $      870,738    $  146,696,924    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (1,398,164)   $           --    $   (1,398,164)   $           --
Put Options Written..................................        (3,733,844)               --        (3,733,844)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (5,132,008)   $           --    $   (5,132,008)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 59


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.6%

       409,991  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      409,991
                (Cost $409,991)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.6%......................................................................         409,991
                (Cost $409,991)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 102.5%

CALL OPTIONS PURCHASED -- 98.8%
         1,661  SPDR(R) S&P 500(R) ETF Trust.......................   $  72,524,243   $      4.30    07/15/22        71,394,738
                (Cost $71,549,290)                                                                               --------------

PUT OPTIONS PURCHASED -- 3.7%
         1,661  SPDR(R) S&P 500(R) ETF Trust.......................      72,524,243        409.77    07/15/22         2,645,167
                (Cost $3,754,444)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      74,039,905
                (Cost $75,303,734)                                                                               --------------

WRITTEN OPTIONS -- (3.0)%

CALL OPTIONS WRITTEN -- (2.3)%
        (1,661) SPDR(R) S&P 500(R) ETF Trust.......................     (72,524,243)       462.83    07/15/22        (1,665,813)
                (Premiums received $2,842,865)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.7)%
        (1,661) SPDR(R) S&P 500(R) ETF Trust.......................     (72,524,243)       301.94    07/15/22          (495,646)
                (Premiums received $928,190)                                                                     --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (2,161,459)
                (Premiums received $3,771,055)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (46,415)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   72,242,022
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 60                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      409,991    $      409,991    $           --    $           --
Call Options Purchased...............................        71,394,738                --        71,394,738                --
Put Options Purchased................................         2,645,167                --         2,645,167                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   74,449,896    $      409,991    $   74,039,905    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (1,665,813)   $           --    $   (1,665,813)   $           --
Put Options Written..................................          (495,646)               --          (495,646)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (2,161,459)   $           --    $   (2,161,459)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 61


FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.7%

      1,318,629 Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $    1,318,629
                (Cost $1,318,629)                                                                                --------------

                TOTAL INVESTMENTS -- 0.7%......................................................................       1,318,629
                (Cost $1,318,629)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 103.6%

CALL OPTIONS PURCHASED -- 96.8%
         4,180  SPDR(R) S&P 500(R) ETF Trust.......................   $ 182,511,340   $      4.43    08/19/22       179,665,364
                (Cost $181,814,002)                                                                              --------------

PUT OPTIONS PURCHASED -- 6.8%
         4,180  SPDR(R) S&P 500(R) ETF Trust.......................     182,511,340        443.36    08/19/22        12,628,854
                (Cost $16,332,501)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     192,294,218
                (Cost $198,146,503)                                                                              --------------

WRITTEN OPTIONS -- (4.2)%

CALL OPTIONS WRITTEN -- (0.7)%
        (4,180) SPDR(R) S&P 500(R) ETF Trust.......................    (182,511,340)       494.97    08/19/22        (1,263,024)
                (Premiums received $3,964,255)                                                                   --------------

PUT OPTIONS WRITTEN -- (3.5)%
        (4,180) SPDR(R) S&P 500(R) ETF Trust.......................    (182,511,340)       399.02    08/19/22        (6,627,544)
                (Premiums received $9,433,898)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (7,890,568)
                (Premiums received $13,398,153)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (120,668)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  185,601,611
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 62                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $    1,318,629    $    1,318,629    $           --    $           --
Call Options Purchased...............................       179,665,364                --       179,665,364                --
Put Options Purchased................................        12,628,854                --        12,628,854                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  193,612,847    $    1,318,629    $  192,294,218    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (1,263,024)   $           --    $   (1,263,024)   $           --
Put Options Written..................................        (6,627,544)               --        (6,627,544)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (7,890,568)   $           --    $   (7,890,568)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 63


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.7%

       956,848  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      956,848
                (Cost $956,848)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.7%......................................................................         956,848
                (Cost $956,848)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 102.1%

CALL OPTIONS PURCHASED -- 97.1%
         3,143  SPDR(R) S&P 500(R) ETF Trust.......................   $ 137,232,809   $      4.42    08/19/22       135,096,014
                (Cost $136,463,287)                                                                              --------------

PUT OPTIONS PURCHASED -- 5.0%
         3,143  SPDR(R) S&P 500(R) ETF Trust.......................     137,232,809        421.19    08/19/22         6,882,656
                (Cost $8,810,029)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................     141,978,670
                (Cost $145,273,316)                                                                              --------------

WRITTEN OPTIONS -- (2.7)%

CALL OPTIONS WRITTEN -- (1.7)%
        (3,143) SPDR(R) S&P 500(R) ETF Trust.......................    (137,232,809)       476.04    08/19/22        (2,429,721)
                (Premiums received $4,700,563)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.0)%
        (3,143) SPDR(R) S&P 500(R) ETF Trust.......................    (137,232,809)       310.35    08/19/22        (1,347,563)
                (Premiums received $2,381,360)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (3,777,284)
                (Premiums received $7,081,923)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (90,343)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  139,067,891
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 64                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      956,848    $      956,848    $           --    $           --
Call Options Purchased...............................       135,096,014                --       135,096,014                --
Put Options Purchased................................         6,882,656                --         6,882,656                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  142,935,518    $      956,848    $  141,978,670    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (2,429,721)   $           --    $   (2,429,721)   $           --
Put Options Written..................................        (1,347,563)               --        (1,347,563)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (3,777,284)   $           --    $   (3,777,284)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 65


FT CBOE VEST U.S. EQUITY BUFFER ETF - SEPTEMBER (FSEP)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.8%

       971,120  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      971,120
                (Cost $971,120)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.8%......................................................................         971,120
                (Cost $971,120)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 104.2%

CALL OPTIONS PURCHASED -- 97.0%
         2,849  SPDR(R) S&P 500(R) ETF Trust.......................   $ 124,395,887   $      4.41    09/16/22       121,834,358
                (Cost $124,212,285)                                                                              --------------

PUT OPTIONS PURCHASED -- 7.2%
         2,849  SPDR(R) S&P 500(R) ETF Trust.......................     124,395,887        441.40    09/16/22         9,107,505
                (Cost $10,517,955)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     130,941,863
                (Cost $134,730,240)                                                                              --------------

WRITTEN OPTIONS -- (4.9)%

CALL OPTIONS WRITTEN -- (1.0)%
        (2,849) SPDR(R) S&P 500(R) ETF Trust.......................    (124,395,887)       495.25     09/16/22       (1,225,095)
                (Premiums received $2,130,765)                                                                   --------------

PUT OPTIONS WRITTEN -- (3.9)%
        (2,849) SPDR(R) S&P 500(R) ETF Trust.......................    (124,395,887)       397.26     09/16/22       (4,947,469)
                (Premiums received $5,970,135)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (6,172,564)
                (Premiums received $8,100,900)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (93,072)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  125,647,347
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 66                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - SEPTEMBER (FSEP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      971,120    $      971,120    $           --    $           --
Call Options Purchased...............................       121,834,358                --       121,834,358                --
Put Options Purchased................................         9,107,505                --         9,107,505                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  131,912,983    $      971,120    $  130,941,863    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (1,225,095)   $           --    $   (1,225,095)   $           --
Put Options Written..................................        (4,947,469)               --        (4,947,469)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (6,172,564)   $           --    $   (6,172,564)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 67


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - SEPTEMBER (DSEP)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.8%

       487,707  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      487,707
                (Cost $487,707)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.8%......................................................................         487,707
                (Cost $487,707)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 102.7%

CALL OPTIONS PURCHASED -- 97.3%
         1,463  SPDR(R) S&P 500(R) ETF Trust.......................   $  63,878,969   $      4.40    09/16/22        62,565,047
                (Cost $63,400,182)                                                                               --------------

PUT OPTIONS PURCHASED -- 5.4%
         1,463  SPDR(R) S&P 500(R) ETF Trust.......................      63,878,969        419.33    09/16/22         3,445,299
                (Cost $4,055,028)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      66,010,346
                (Cost $67,455,210)                                                                               --------------

WRITTEN OPTIONS -- (3.4)%

CALL OPTIONS WRITTEN -- (2.2)%
        (1,463) SPDR(R) S&P 500(R) ETF Trust.......................     (63,878,969)       474.20    09/16/22        (1,405,455)
                (Premiums received $2,305,419)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.2)%
        (1,463) SPDR(R) S&P 500(R) ETF Trust.......................     (63,878,969)       308.98    09/16/22          (754,614)
                (Premiums received $1,092,297)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (2,160,069)
                (Premiums received $3,397,716)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (41,697)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   64,296,287
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 68                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - SEPTEMBER (DSEP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      487,707    $      487,707    $           --    $           --
Call Options Purchased...............................        62,565,047                --        62,565,047                --
Put Options Purchased................................         3,445,299                --         3,445,299                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   66,498,053    $      487,707    $   66,010,346    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (1,405,455)   $           --    $   (1,405,455)   $           --
Put Options Written..................................          (754,614)               --          (754,614)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (2,160,069)   $           --    $   (2,160,069)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 69


FT CBOE VEST U.S. EQUITY BUFFER ETF - OCTOBER (FOCT)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.9%

     1,481,524  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $    1,481,524
                (Cost $1,481,524)                                                                                --------------

                TOTAL INVESTMENTS -- 0.9%......................................................................       1,481,524
                (Cost $1,481,524)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 104.9%

CALL OPTIONS PURCHASED -- 96.9%
         3,906  SPDR(R) S&P 500(R) ETF Trust.......................   $ 170,547,678   $      4.46    10/21/22       167,409,367
                (Cost $172,496,016)                                                                              --------------

PUT OPTIONS PURCHASED -- 8.0%
         3,906  SPDR(R) S&P 500(R) ETF Trust.......................     170,547,678        445.87    10/21/22        13,844,073
                (Cost $13,191,537)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     181,253,440
                (Cost $185,687,553)                                                                              --------------

WRITTEN OPTIONS -- (5.7)%

CALL OPTIONS WRITTEN -- (1.2)%
        (3,906) SPDR(R) S&P 500(R) ETF Trust.......................    (170,547,678)       498.04    10/21/22        (2,096,526)
                (Premiums received $4,122,092)                                                                   --------------

PUT OPTIONS WRITTEN -- (4.5)%
        (3,906) SPDR(R) S&P 500(R) ETF Trust.......................    (170,547,678)       401.28    10/21/22        (7,779,427)
                (Premiums received $7,993,081)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (9,875,953)
                (Premiums received $12,115,173)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (109,468)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  172,749,543
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 70                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - OCTOBER (FOCT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $    1,481,524    $    1,481,524    $           --    $           --
Call Options Purchased...............................       167,409,367                --       167,409,367                --
Put Options Purchased................................        13,844,073                --        13,844,073                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  182,734,964    $    1,481,524    $  181,253,440    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (2,096,526)   $           --    $   (2,096,526)   $           --
Put Options Written..................................        (7,779,427)               --        (7,779,427)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (9,875,953)   $           --    $   (9,875,953)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 71


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - OCTOBER (DOCT)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.8%

       889,031  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      889,031
                (Cost $889,031)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.8%......................................................................         889,031
                (Cost $889,031)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 103.1%

CALL OPTIONS PURCHASED -- 97.1%
         2,400  SPDR(R) S&P 500(R) ETF Trust.......................   $ 104,791,200   $      4.45    10/21/22       102,865,287
                (Cost $105,585,733)                                                                              --------------

PUT OPTIONS PURCHASED -- 6.0%
         2,400  SPDR(R) S&P 500(R) ETF Trust.......................     104,791,200        423.58    10/21/22         6,376,684
                (Cost $6,578,934)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................     109,241,971
                (Cost $112,164,667)                                                                              --------------

WRITTEN OPTIONS -- (3.8)%

CALL OPTIONS WRITTEN -- (2.4)%
        (2,400) SPDR(R) S&P 500(R) ETF Trust.......................    (104,791,200)       478.06    10/21/22        (2,548,196)
                (Premiums received $4,130,742)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.4)%
        (2,400) SPDR(R) S&P 500(R) ETF Trust.......................    (104,791,200)       312.11    10/21/22        (1,504,381)
                (Premiums received $1,680,830)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (4,052,577)
                (Premiums received $5,811,572)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (68,679)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  106,009,746
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 72                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - OCTOBER (DOCT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      889,031    $      889,031    $           --    $           --
Call Options Purchased...............................       102,865,287                --       102,865,287                --
Put Options Purchased................................         6,376,684                --         6,376,684                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  110,131,002    $      889,031    $  109,241,971    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (2,548,196)   $           --    $   (2,548,196)   $           --
Put Options Written..................................        (1,504,381)               --        (1,504,381)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (4,052,577)   $           --    $   (4,052,577)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 73


FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.0%

     2,899,786  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $    2,899,786
                (Cost $2,899,786)                                                                                --------------

                TOTAL INVESTMENTS -- 1.0%......................................................................       2,899,786
                (Cost $2,899,786)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 105.9%

CALL OPTIONS PURCHASED -- 95.1%
         6,615  SPDR(R) S&P 500(R) ETF Trust.......................   $ 288,830,745   $      4.69    11/18/22       282,877,245
                (Cost $301,200,096)                                                                              --------------

PUT OPTIONS PURCHASED -- 10.8%
         6,615  SPDR(R) S&P 500(R) ETF Trust.......................     288,830,745        468.89    11/18/22        32,095,980
                (Cost $25,876,147)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     314,973,225
                (Cost $327,076,243)                                                                              --------------

WRITTEN OPTIONS -- (6.8)%

CALL OPTIONS WRITTEN -- (0.5)%
        (6,615) SPDR(R) S&P 500(R) ETF Trust.......................    (288,830,745)       525.63    11/18/22        (1,528,065)
                (Premiums received $5,469,837)                                                                   --------------

PUT OPTIONS WRITTEN -- (6.3)%
        (6,615) SPDR(R) S&P 500(R) ETF Trust.......................    (288,830,745)       422.00    11/18/22       (18,799,830)
                (Premiums received $16,007,204)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................     (20,327,895)
                (Premiums received $21,477,041)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (214,237)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  297,330,879
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 74                  See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $    2,899,786    $    2,899,786    $           --    $           --
Call Options Purchased...............................       282,877,245                --       282,877,245                --
Put Options Purchased................................        32,095,980                --        32,095,980                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  317,873,011    $    2,899,786    $  314,973,225    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (1,528,065)   $           --    $   (1,528,065)   $           --
Put Options Written..................................       (18,799,830)               --       (18,799,830)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  (20,327,895)   $           --    $  (20,327,895)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 75


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.9%

     2,083,206  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $    2,083,206
                (Cost $2,083,206)                                                                                --------------

                TOTAL INVESTMENTS -- 0.9%......................................................................       2,083,206
                (Cost $2,083,206)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 101.9%

CALL OPTIONS PURCHASED -- 93.8%
         4,974  SPDR(R) S&P 500(R) ETF Trust.......................   $ 217,179,762   $      4.68    11/18/22       212,683,266
                (Cost $221,290,369)                                                                              --------------

PUT OPTIONS PURCHASED -- 8.1%
         4,974  SPDR(R) S&P 500(R) ETF Trust.......................     217,179,762        445.45    11/18/22        18,344,112
                (Cost $16,545,460)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     231,027,378
                (Cost $237,835,829)                                                                              --------------

WRITTEN OPTIONS -- (2.8)%

CALL OPTIONS WRITTEN -- (1.0)%
        (4,974) SPDR(R) S&P 500(R) ETF Trust.......................    (217,179,762)       504.53    11/18/22        (2,312,910)
                (Premiums received $5,658,091)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.8)%
        (4,974) SPDR(R) S&P 500(R) ETF Trust.......................    (217,179,762)       328.22    11/18/22        (4,063,758)
                (Premiums received $4,154,122)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (6,376,668)
                (Premiums received $9,812,213)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.0)%.....................................................         (82,353)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  226,651,563
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 76                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $    2,083,206    $    2,083,206    $           --    $           --
Call Options Purchased...............................       212,683,266                --       212,683,266                --
Put Options Purchased................................        18,344,112                --        18,344,112                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  233,110,584    $    2,083,206    $  231,027,378    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (2,312,910)   $           --    $   (2,312,910)   $           --
Put Options Written..................................        (4,063,758)               --        (4,063,758)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (6,376,668)   $           --    $   (6,376,668)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 77


FT CBOE VEST U.S. EQUITY BUFFER ETF - DECEMBER (FDEC)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 2.5%

     5,700,897  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $    5,700,897
                (Cost $5,700,897)                                                                                --------------

                TOTAL INVESTMENTS -- 2.5%......................................................................       5,700,897
                (Cost $5,700,897)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 105.7%

CALL OPTIONS PURCHASED -- 95.5%
         5,179  SPDR(R) S&P 500(R) ETF Trust.......................   $ 226,130,677   $      4.60    12/16/22       221,302,384
                (Cost $230,049,294)                                                                              --------------

PUT OPTIONS PURCHASED -- 10.2%
         5,179  SPDR(R) S&P 500(R) ETF Trust.......................     226,130,677        459.87    12/16/22        23,693,402
                (Cost $20,955,079)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     244,995,786
                (Cost $251,004,373)                                                                              --------------

WRITTEN OPTIONS -- (6.7)%

CALL OPTIONS WRITTEN -- (0.8)%
        (5,179) SPDR(R) S&P 500(R) ETF Trust.......................    (226,130,677)       520.11    12/16/22        (1,736,329)
                (Premiums received $3,960,016)                                                                   --------------

PUT OPTIONS WRITTEN -- (5.9)%
        (5,179) SPDR(R) S&P 500(R) ETF Trust.......................    (226,130,677)       413.88    12/16/22       (13,770,217)
                (Premiums received $13,167,521)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................     (15,506,546)
                (Premiums received $17,127,537)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (1.5)%.....................................................      (3,475,050)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  231,715,087
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 78                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - DECEMBER (FDEC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $    5,700,897    $    5,700,897    $           --    $           --
Call Options Purchased...............................       221,302,384                --       221,302,384                --
Put Options Purchased................................        23,693,402                --        23,693,402                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  250,696,683    $    5,700,897    $  244,995,786    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (1,736,329)   $           --    $   (1,736,329)   $           --
Put Options Written..................................       (13,770,217)               --       (13,770,217)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  (15,506,546)   $           --    $  (15,506,546)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 79


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - DECEMBER (DDEC)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.0%

     1,267,093  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $    1,267,093
                (Cost $1,267,093)                                                                                --------------

                TOTAL INVESTMENTS -- 1.0%......................................................................       1,267,093
                (Cost $1,267,093)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 102.4%

CALL OPTIONS PURCHASED -- 94.6%
         2,823  SPDR(R) S&P 500(R) ETF Trust.......................   $ 123,260,649   $      4.59    12/16/22       120,254,154
                (Cost $125,908,350)                                                                              --------------

PUT OPTIONS PURCHASED -- 7.8%
         2,823  SPDR(R) S&P 500(R) ETF Trust.......................     123,260,649        436.88    12/16/22         9,948,252
                (Cost $8,945,845)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................     130,202,406
                (Cost $134,854,195)                                                                              --------------

WRITTEN OPTIONS -- (3.3)%

CALL OPTIONS WRITTEN -- (1.5)%
        (2,823) SPDR(R) S&P 500(R) ETF Trust.......................    (123,260,649)       497.12    12/16/22        (1,913,994)
                (Premiums received $4,400,801)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.8)%
        (2,823) SPDR(R) S&P 500(R) ETF Trust.......................    (123,260,649)       321.91    12/16/22        (2,343,090)
                (Premiums received $2,435,277)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (4,257,084)
                (Premiums received $6,836,078)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (92,782)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  127,119,633
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 80                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - DECEMBER (DDEC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $    1,267,093    $    1,267,093    $           --    $           --
Call Options Purchased...............................       120,254,154                --       120,254,154                --
Put Options Purchased................................         9,948,252                --         9,948,252                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  131,469,499    $    1,267,093    $  130,202,406    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (1,913,994)   $           --    $   (1,913,994)   $           --
Put Options Written..................................        (2,343,090)               --        (2,343,090)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (4,257,084)   $           --    $   (4,257,084)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 81


FT CBOE VEST BUFFERED ALLOCATION DEFENSIVE ETF (BUFT)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

  SHARES                     DESCRIPTION                      VALUE
-----------  -------------------------------------------  -------------
             EXCHANGE-TRADED FUNDS -- 99.8%
             CAPITAL MARKETS -- 99.8%
    414,747  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - January (a) (b)              $  13,365,056
    381,314  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - February (a) (b)                13,502,329
    420,962  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - May (a) (b)                     14,326,179
    466,965  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - June (a) (b)                    15,816,104
    403,347  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - October (a) (b)                 12,968,897
                                                          -------------
             TOTAL EXCHANGE-TRADED FUNDS
                -- 99.8%                                     69,978,565
             (Cost $70,007,510)                           -------------

             MONEY MARKET FUNDS -- 0.2%
    114,752  Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (c)                               114,752
             (Cost $114,752)                              -------------

             TOTAL INVESTMENTS -- 100.0%                     70,093,317
             (Cost $70,122,262)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                           (10,158)
                                                          -------------
             NET ASSETS -- 100.0%                         $  70,083,159
                                                          =============

(a)   Investment in an affiliated fund.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of February 28, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Exchange-Traded Funds*...............................    $   69,978,565    $   69,978,565    $           --    $           --
Money Market Funds...................................           114,752           114,752                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments....................................    $   70,093,317    $   70,093,317    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

Page 82                 See Notes to Financial Statements


FT CBOE VEST BUFFERED ALLOCATION GROWTH ETF (BUFG)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

  SHARES                     DESCRIPTION                     VALUE
-----------  -------------------------------------------  -------------
             EXCHANGE-TRADED FUNDS -- 99.9%
             CAPITAL MARKETS -- 99.9%
    687,105  FT Cboe Vest U.S. Equity Buffer
                ETF - January (a) (b)                     $  23,447,802
    622,162  FT Cboe Vest U.S. Equity Buffer
                ETF - February (a) (b)                       23,261,517
    675,726  FT Cboe Vest U.S. Equity Buffer
                ETF - October (a) (b)                        23,109,829
    665,981  FT Cboe Vest U.S. Equity Buffer
                ETF - November (a) (b)                       24,647,957
    744,447  FT Cboe Vest U.S. Equity Buffer
                ETF - December (a) (b)                       24,715,640
                                                          -------------
             TOTAL EXCHANGE-TRADED FUNDS
                -- 99.9%                                    119,182,745
             (Cost $120,436,638)                          -------------

             MONEY MARKET FUNDS -- 0.1%
     83,608  Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (c)                                83,608
             (Cost $83,608)                               -------------

             TOTAL INVESTMENTS -- 100.0%                    119,266,353
             (Cost $120,520,246)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                           (16,888)
                                                          -------------
             NET ASSETS -- 100.0%                         $ 119,249,465
                                                          =============

(a)   Investment in an affiliated fund.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of February 28, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Exchange-Traded Funds*...............................    $  119,182,745    $  119,182,745    $           --    $           --
Money Market Funds...................................            83,608            83,608                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments....................................    $  119,266,353    $  119,266,353    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 83


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2022 (UNAUDITED)


                                                    FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
                                                    U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY
                                                    BUFFER ETF -      DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -
                                                      JANUARY              JANUARY             FEBRUARY             FEBRUARY
                                                       (FJAN)              (DJAN)               (FFEB)               (DFEB)
                                                  ----------------    -----------------    -----------------    -----------------
ASSETS:
Investments, at value - Unaffiliated............  $      4,042,041    $         982,750    $       3,219,928    $       3,096,732
Investments, at value - Affiliated..............                --                   --                   --                   --
                                                  ----------------    -----------------    -----------------    -----------------
   Total investments, at value..................         4,042,041              982,750            3,219,928            3,096,732
Options contracts purchased, at value...........       228,279,514          112,372,976          297,154,321          288,238,419
Cash............................................                 2                   41                   22                7,347
Receivables:
   Capital shares sold..........................               290           14,502,537                   --                   --
   Dividends....................................                62                   22                   27                   33
   Investment securities sold...................                --              739,583                   --                   --
                                                  ----------------    -----------------    -----------------    -----------------
   Total Assets.................................       232,321,909          128,597,909          300,374,298          291,342,531
                                                  ----------------    -----------------    -----------------    -----------------
LIABILITIES:
Options contracts written, at value.............        15,298,431            5,523,384           21,569,539           16,705,262
Due to custodian................................                --                   --                   --                   --
Payables:
   Capital shares purchased.....................         1,709,377                   --                   --                   --
   Investment advisory fees.....................           135,636               56,607              160,039              161,542
   Investment securities purchased..............                --           15,072,283                   --                   --
                                                  ----------------    -----------------    -----------------    -----------------
   Total Liabilities............................        17,143,444           20,652,274           21,729,578           16,866,804
                                                  ----------------    -----------------    -----------------    -----------------
NET ASSETS......................................  $    215,178,465    $     107,945,635    $     278,644,720    $     274,475,727
                                                  ================    =================    =================    =================

NET ASSETS CONSIST OF:
Paid-in capital.................................  $    202,098,801    $     103,486,943    $     273,387,440    $     294,840,477
Par value.......................................            63,000               33,500               74,500               77,500
Accumulated distributable earnings (loss).......        13,016,664            4,425,192            5,182,780          (20,442,250)
                                                  ----------------    -----------------    -----------------    -----------------
NET ASSETS......................................  $    215,178,465    $     107,945,635    $     278,644,720    $     274,475,727
                                                  ================    =================    =================    =================
NET ASSET VALUE, per share......................  $          34.16    $           32.22    $           37.40    $           35.42
                                                  ================    =================    =================    =================
Number of shares outstanding (unlimited number
   of shares authorized, par value
   $0.01 per share).............................         6,300,002            3,350,002            7,450,002            7,750,002
                                                  ================    =================    =================    =================
Investments, at cost - Unaffiliated.............  $      4,042,041    $         982,750    $       3,219,928    $       3,096,732
                                                  ================    =================    =================    =================
Investments, at cost - Affiliated...............  $             --    $              --    $              --    $              --
                                                  ================    =================    =================    =================
Total investments, at cost......................  $      4,042,041    $         982,750    $       3,219,928    $       3,096,732
                                                  ================    =================    =================    =================
Premiums paid on options contracts purchased....  $    229,803,597    $     113,499,920    $     296,510,224    $     286,258,091
                                                  ================    =================    =================    =================
Premiums received on options contracts written..  $     17,068,344    $       6,505,208    $      21,909,584    $      15,120,674
                                                  ================    =================    =================    =================


Page 84                 See Notes to Financial Statements



  FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST
   U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY
  BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -
      MARCH               MARCH               APRIL               APRIL                MAY                 MAY
     (FMAR)              (DMAR)              (FAPR)              (DAPR)              (FMAY)              (DMAY)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$         278,534   $         253,137   $         563,459   $         371,627   $         583,754   $         398,217
               --                  --                  --                  --                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
          278,534             253,137             563,459             371,627             583,754             398,217
       87,176,155          80,442,719         140,969,357          91,066,032         122,639,101          87,733,247
                4                  12                  --                  --                  --                  --

               --                  --                  --                 535                  --                  --
                9                   6                  15                  18                  17                  13
               --                  --                  --           3,139,933                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
       87,454,702          80,695,874         141,532,831          94,578,145         123,222,872          88,131,477
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

        1,078,211           3,008,957           1,633,812           1,724,688           2,887,844           2,834,396
               --                  --                 158                  --                 125                 336

               --                  --                  --           3,091,071                  --                  --
           63,872              60,748              93,693              61,539              78,004              55,394
               --                  --                  --              59,731                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
        1,142,083           3,069,705           1,727,663           4,937,029           2,965,973           2,890,126
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
$      86,312,619   $      77,626,169   $     139,805,168   $      89,641,116   $     120,256,899   $      85,241,351
=================   =================   =================   =================   =================   =================

$      80,449,138   $      74,192,035   $     134,666,637   $      86,582,808   $     130,588,442   $      86,792,357
           26,500              24,500              44,500              29,000              32,500              25,000
        5,836,981           3,409,634           5,094,031           3,029,308         (10,364,043)         (1,576,006)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
$      86,312,619   $      77,626,169   $     139,805,168   $      89,641,116   $     120,256,899   $      85,241,351
=================   =================   =================   =================   =================   =================
$           32.57   $           31.68   $           31.42   $           30.91   $           37.00   $           34.10
=================   =================   =================   =================   =================   =================

        2,650,002           2,450,002           4,450,002           2,900,002           3,250,002           2,500,002
=================   =================   =================   =================   =================   =================
$         278,534   $         253,137   $         563,459   $         371,627   $         583,754   $         398,217
=================   =================   =================   =================   =================   =================
$              --   $              --   $              --   $              --   $              --   $              --
=================   =================   =================   =================   =================   =================
$         278,534   $         253,137   $         563,459   $         371,627   $         583,754   $         398,217
=================   =================   =================   =================   =================   =================
$      86,446,463   $      83,688,972   $     141,605,431   $      92,741,017   $     122,166,348   $      88,019,638
=================   =================   =================   =================   =================   =================
$       4,207,509   $       3,764,633   $       7,798,321   $       3,718,081   $       7,101,109   $       4,756,474
=================   =================   =================   =================   =================   =================


                        See Notes to Financial Statements                Page 85


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


                                                    FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
                                                    U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY
                                                    BUFFER ETF -      DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -
                                                        JUNE                JUNE                 JULY                 JULY
                                                       (FJUN)              (DJUN)               (FJUL)               (DJUL)
                                                  ----------------    -----------------    -----------------    -----------------
ASSETS:
Investments, at value - Unaffiliated............  $      4,239,740    $         354,658    $         870,738    $         409,991
Investments, at value - Affiliated..............                --                   --                   --                   --
                                                  ----------------    -----------------    -----------------    -----------------
   Total investments, at value..................         4,239,740              354,658              870,738              409,991
Options contracts purchased, at value...........       113,826,987           75,561,902          146,696,924           74,039,905
Cash............................................               149                  155                   --                   51
Receivables:
   Capital shares sold..........................               631                   --                  297                   --
   Dividends....................................                23                    8                   24                   13
   Investment securities sold...................                --                   --            1,808,687                   --
                                                  ----------------    -----------------    -----------------    -----------------
   Total Assets.................................       118,067,530           75,916,723          149,376,670           74,449,960
                                                  ----------------    -----------------    -----------------    -----------------
LIABILITIES:
Options contracts written, at value.............         3,931,806            3,095,711            5,132,008            2,161,459
Due to custodian................................                --                   --                   --                   --
Payables:
   Capital shares purchased.....................         3,690,897                   --            1,757,171                   --
   Investment advisory fees.....................            74,645               46,144               93,142                   --
   Investment securities purchased..............                --                   --               63,424               46,479
                                                  ----------------    -----------------    -----------------    -----------------
   Total Liabilities............................         7,697,348            3,141,855            7,045,745            2,207,938
                                                  ----------------    -----------------    -----------------    -----------------
NET ASSETS......................................  $    110,370,182    $      72,774,868    $     142,330,925    $      72,242,022
                                                  ================    =================    =================    =================

NET ASSETS CONSIST OF:
Paid-in capital.................................  $    119,308,960    $      74,866,339    $     142,878,190    $      74,266,122
Par value.......................................            30,000               21,500               40,500               22,000
Accumulated distributable earnings (loss).......        (8,968,778)          (2,112,971)            (587,765)          (2,046,100)
                                                  ----------------    -----------------    -----------------    -----------------
NET ASSETS......................................  $    110,370,182    $      72,774,868    $     142,330,925    $      72,242,022
                                                  ================    =================    =================    =================
NET ASSET VALUE, per share......................  $          36.79    $           33.85    $           35.14    $           32.84
                                                  ================    =================    =================    =================
Number of shares outstanding (unlimited number
   of shares authorized, par value
   $0.01 per share).............................         3,000,002            2,150,002            4,050,002            2,200,002
                                                  ================    =================    =================    =================
Investments, at cost - Unaffiliated.............  $      4,239,740    $         354,658    $         870,738    $         409,991
                                                  ================    =================    =================    =================
Investments, at cost - Affiliated...............  $             --    $              --    $              --    $              --
                                                  ================    =================    =================    =================
Total investments, at cost......................  $      4,239,740    $         354,658    $         870,738    $         409,991
                                                  ================    =================    =================    =================
Premiums paid on options contracts purchased....  $    113,013,108    $      76,230,003    $     149,183,974    $      75,303,734
                                                  ================    =================    =================    =================
Premiums received on options contracts written..  $      6,873,857    $       4,535,569    $       8,612,873    $       3,771,055
                                                  ================    =================    =================    =================


Page 86                 See Notes to Financial Statements



  FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST
   U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY
  BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -
     AUGUST              AUGUST             SEPTEMBER           SEPTEMBER            OCTOBER             OCTOBER
     (FAUG)              (DAUG)              (FSEP)              (DSEP)              (FOCT)              (DOCT)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$       1,318,629   $         956,848   $         971,120   $         487,707   $       1,481,524   $         889,031
               --                  --                  --                  --                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
        1,318,629             956,848             971,120             487,707           1,481,524             889,031
      192,294,218         141,978,670         130,941,863          66,010,346         181,253,440         109,241,971
            1,494                  --                 461                 447                  --                  23

               --                  --                  --                  --                  --                  --
               34                  24                  27                  11                  35                  22
               --                  --                  --                  --                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
      193,614,375         142,935,542         131,913,471          66,498,511         182,734,999         110,131,047
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

        7,890,568           3,777,284           6,172,564           2,160,069           9,875,953           4,052,577
               --                 121                  --                  --                  --                  --

               --                  --                  --                  --                  --                  --
          122,196              90,246              93,560              42,155             109,503              68,724
               --                  --                  --                  --                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
        8,012,764           3,867,651           6,266,124           2,202,224           9,985,456           4,121,301
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
$     185,601,611   $     139,067,891   $     125,647,347   $      64,296,287   $     172,749,543   $     106,009,746
=================   =================   =================   =================   =================   =================

$     201,902,441   $     154,695,391   $     123,019,262   $      62,558,494   $     167,088,397   $     104,259,664
           50,000              40,500              36,500              20,000              50,500              33,000
      (16,350,830)        (15,668,000)          2,591,585           1,717,793           5,610,646           1,717,082
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
$     185,601,611   $     139,067,891   $     125,647,347   $      64,296,287   $     172,749,543   $     106,009,746
=================   =================   =================   =================   =================   =================
$           37.12   $           34.34   $           34.42   $           32.15   $           34.21   $           32.12
=================   =================   =================   =================   =================   =================

        5,000,002           4,050,002           3,650,002           2,000,002           5,050,002           3,300,002
=================   =================   =================   =================   =================   =================
$       1,318,629   $         956,848   $         971,120   $         487,707   $       1,481,524   $         889,031
=================   =================   =================   =================   =================   =================
$              --   $              --   $              --   $              --   $              --   $              --
=================   =================   =================   =================   =================   =================
$       1,318,629   $         956,848   $         971,120   $         487,707   $       1,481,524   $         889,031
=================   =================   =================   =================   =================   =================
$     198,146,503   $     145,273,316   $     134,730,240   $      67,455,210   $     185,687,553   $     112,164,667
=================   =================   =================   =================   =================   =================
$      13,398,153   $       7,081,923   $       8,100,900   $       3,397,716   $      12,115,173   $       5,811,572
=================   =================   =================   =================   =================   =================


                        See Notes to Financial Statements                Page 87


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


                                                    FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
                                                    U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY
                                                    BUFFER ETF -      DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -
                                                      NOVEMBER            NOVEMBER             DECEMBER             DECEMBER
                                                       (FNOV)              (DNOV)               (FDEC)               (DDEC)
                                                  ----------------    -----------------    -----------------    -----------------
ASSETS:
Investments, at value - Unaffiliated............  $      2,899,786    $       2,083,206    $       5,700,897    $       1,267,093
Investments, at value - Affiliated..............                --                   --                   --                   --
                                                  ----------------    -----------------    -----------------    -----------------
   Total investments, at value..................         2,899,786            2,083,206            5,700,897            1,267,093
Options contracts purchased, at value...........       314,973,225          231,027,378          244,995,786          130,202,406
Cash............................................                --                   --                  110                   --
Receivables:
   Capital shares sold..........................               305            1,704,413                  551            1,589,254
   Dividends....................................                66                   41                   60                   26
   Investment securities sold...................         1,952,058               47,300                   --               54,158
                                                  ----------------    -----------------    -----------------    -----------------
   Total Assets.................................       319,825,440          234,862,338          250,697,404          133,112,937
                                                  ----------------    -----------------    -----------------    -----------------
LIABILITIES:
Options contracts written, at value.............        20,327,895            6,376,668           15,506,546            4,257,084
Due to custodian................................               186                  323                   --                  950
Payables:
   Capital shares purchased.....................         1,846,775                   --            3,325,051                   --
   Investment advisory fees.....................           193,564              115,112              150,720               74,749
   Investment securities purchased..............           126,141            1,718,672                   --            1,660,521
                                                  ----------------    -----------------    -----------------    -----------------
   Total Liabilities............................        22,494,561            8,210,775           18,982,317            5,993,304
                                                  ----------------    -----------------    -----------------    -----------------
NET ASSETS......................................  $    297,330,879    $     226,651,563    $     231,715,087    $     127,119,633
                                                  ================    =================    =================    =================

NET ASSETS CONSIST OF:
Paid-in capital.................................  $    294,698,293    $     232,697,631    $     228,370,819    $     125,493,863
Par value.......................................            80,500               66,500               69,500               40,000
Accumulated distributable earnings (loss).......         2,552,086           (6,112,568)           3,274,768            1,585,770
                                                  ----------------    -----------------    -----------------    -----------------
NET ASSETS......................................  $    297,330,879    $     226,651,563    $     231,715,087    $     127,119,633
                                                  ================    =================    =================    =================
NET ASSET VALUE, per share......................  $          36.94    $           34.08    $           33.34    $           31.78
                                                  ================    =================    =================    =================
Number of shares outstanding (unlimited number
   of shares authorized, par value
   $0.01 per share).............................         8,050,002            6,650,002            6,950,002            4,000,002
                                                  ================    =================    =================    =================
Investments, at cost - Unaffiliated.............  $      2,899,786    $       2,083,206    $       5,700,897    $       1,267,093
                                                  ================    =================    =================    =================
Investments, at cost - Affiliated...............  $             --    $              --    $              --    $              --
                                                  ================    =================    =================    =================
Total investments, at cost......................  $      2,899,786    $       2,083,206    $       5,700,897    $       1,267,093
                                                  ================    =================    =================    =================
Premiums paid on options contracts purchased....  $    327,076,243    $     237,835,829    $     251,004,373    $     134,854,195
                                                  ================    =================    =================    =================
Premiums received on options contracts written..  $     21,477,041    $       9,812,213    $      17,127,537    $       6,836,078
                                                  ================    =================    =================    =================


Page 88                 See Notes to Financial Statements



  FT CBOE VEST        FT CBOE VEST
    BUFFERED            BUFFERED
   ALLOCATION          ALLOCATION
  DEFENSIVE ETF        GROWTH ETF
     (BUFT)              (BUFG)
-----------------   -----------------

$         114,752   $          83,608
       69,978,565         119,182,745
-----------------   -----------------
       70,093,317         119,266,353
               --                  --
       28,023,377                  --

               --                  --
               --                  --
               --                  --
-----------------   -----------------
       98,116,694         119,266,353
-----------------   -----------------

               --                  --
               --                  --

               --                  --
           10,158              16,888
       28,023,377                  --
-----------------   -----------------
       28,033,535              16,888
-----------------   -----------------
$      70,083,159   $     119,249,465
=================   =================

$      71,006,366   $     122,431,001
           35,500              61,500
         (958,707)         (3,243,036)
-----------------   -----------------
$      70,083,159   $     119,249,465
=================   =================
$           19.74   $           19.39
=================   =================

        3,550,002           6,150,002
=================   =================
$         114,752   $          83,608
=================   =================
$      70,007,510   $     120,436,638
=================   =================
$      70,122,262   $     120,520,246
=================   =================
$              --   $              --
=================   =================
$              --   $              --
=================   =================


                        See Notes to Financial Statements                Page 89


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 28, 2022 (UNAUDITED)


                                                    FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
                                                    U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY
                                                    BUFFER ETF -      DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -
                                                      JANUARY              JANUARY             FEBRUARY             FEBRUARY
                                                       (FJAN)              (DJAN)               (FFEB)               (DFEB)
                                                  ----------------    -----------------    -----------------    -----------------
INVESTMENT INCOME:
Dividends.......................................  $            149    $              64    $             395    $             700
                                                  ----------------    -----------------    -----------------    -----------------
   Total investment income......................               149                   64                  395                  700
                                                  ----------------    -----------------    -----------------    -----------------
EXPENSES:
Investment advisory fees........................           646,249              252,425            1,066,916            1,083,299
                                                  ----------------    -----------------    -----------------    -----------------
   Total expenses...............................           646,249              252,425            1,066,916            1,083,299
                                                  ----------------    -----------------    -----------------    -----------------
NET INVESTMENT INCOME (LOSS)....................          (646,100)            (252,361)          (1,066,521)          (1,082,599)
                                                  ----------------    -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Affiliated.....................                --                   --                   --                   --
   In-kind redemptions - Affiliated.............                --                   --                   --                   --
   Purchased options contracts..................       (17,902,482)          (4,652,873)         (17,227,912)           9,393,294
   Written options contracts....................         2,175,624             (371,255)           5,552,808            6,374,975
   In-kind redemptions - Purchased options
      contracts.................................        24,841,293            6,717,790           21,140,693            4,737,771
   In-kind redemptions - Written options
      contracts.................................         4,594,565              457,278           11,676,812            2,230,878
                                                  ----------------    -----------------    -----------------    -----------------
Net realized gain (loss)........................        13,709,000            2,150,940           21,142,401           22,736,918
                                                  ----------------    -----------------    -----------------    -----------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments - Affiliated.....................                --                   --                   --                   --
   Purchased options contracts..................       (13,066,362)          (5,863,366)         (19,578,376)         (25,672,999)
   Written options contracts....................         3,510,207            4,275,983          (2,517,166)            9,112,194
                                                  ----------------    -----------------    -----------------    -----------------
Net change in unrealized appreciation
   (depreciation)...............................        (9,556,155)          (1,587,383)         (22,095,542)         (16,560,805)
                                                  ----------------    -----------------    -----------------    -----------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)..................................         4,152,845              563,557            (953,141)            6,176,113
                                                  ----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS....................  $      3,506,745    $         311,196    $      (2,019,662)   $       5,093,514
                                                  ================    =================    =================    =================


Page 90                 See Notes to Financial Statements



  FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST
   U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY
  BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -
      MARCH               MARCH               APRIL               APRIL                MAY                 MAY
     (FMAR)              (DMAR)              (FAPR)              (DAPR)              (FMAY)              (DMAY)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$              88   $              67   $             385   $             109   $             139   $              77
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
               88                  67                 385                 109                 139                  77
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

          387,792             335,485             597,862             414,935             490,577             312,983
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
          387,792             335,485             597,862             414,935             490,577             312,983
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
         (387,704)           (335,418)           (597,477)           (414,826)           (490,438)           (312,906)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

               --                  --                  --                  --                  --                  --
               --                  --                  --                  --                  --                  --
          (77,453)           (186,227)            (91,019)            287,832              23,608            (33,017)
          224,011             173,148              82,892             104,525              18,185              36,072

        1,530,090           2,010,466             232,097             544,298                  --                  --

          942,276           1,604,318             261,891             580,982                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
        2,618,924           3,601,705             485,861           1,517,637              41,793               3,055
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

               --                  --                  --                  --                  --                  --
       (5,778,477)         (7,044,795)         (7,190,556)         (6,201,906)         (5,212,746)         (4,058,054)
        4,282,891           4,214,368           5,733,009           4,330,973           4,633,861           3,820,441
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

       (1,495,586)         (2,830,427)         (1,457,547)         (1,870,933)           (578,885)           (237,613)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

        1,123,338             771,278            (971,686)           (353,296)           (537,092)           (234,558)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$         735,634   $         435,860   $      (1,569,163)  $        (768,122)  $      (1,027,530)  $        (547,464)
=================   =================   =================   =================   =================   =================


                        See Notes to Financial Statements                Page 91


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED FEBRUARY 28, 2022 (UNAUDITED)


                                                    FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
                                                    U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY
                                                    BUFFER ETF -      DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -
                                                        JUNE                JUNE                 JULY                 JULY
                                                       (FJUN)              (DJUN)               (FJUL)               (DJUL)
                                                  ----------------    -----------------    -----------------    -----------------
INVESTMENT INCOME:
Dividends.......................................  $            159    $              60    $           1,440    $             788
                                                  ----------------    -----------------    -----------------    -----------------
   Total investment income......................               159                   60                1,440                  788
                                                  ----------------    -----------------    -----------------    -----------------
EXPENSES:
Investment advisory fees........................           515,107              249,090              595,754              273,556
                                                  ----------------    -----------------    -----------------    -----------------
   Total expenses...............................           515,107              249,090              595,754              273,556
                                                  ----------------    -----------------    -----------------    -----------------
NET INVESTMENT INCOME (LOSS)....................          (514,948)            (249,030)            (594,314)            (272,768)
                                                  ----------------    -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Affiliated.....................                --                   --                   --                   --
   In-kind redemptions - Affiliated.............                --                   --                   --                   --
   Purchased options contracts..................          (258,392)              20,769              (94,527)             (80,364)
   Written options contracts....................           452,326               (5,773)             147,202               55,107
   In-kind redemptions - Purchased options
      contracts.................................                --                   --              519,415                   --
   In-kind redemptions - Written options
      contracts.................................                --                   --              113,252                   --
                                                  ----------------    -----------------    -----------------    -----------------
Net realized gain (loss)........................           193,934               14,996              685,342              (25,257)
                                                  ----------------    -----------------    -----------------    -----------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments - Affiliated.....................                --                   --                   --                   --
   Purchased options contracts..................        (5,057,599)          (3,157,574)          (5,636,598)          (2,984,537)
   Written options contracts....................         4,281,770            2,938,734            3,699,635            2,435,174
                                                  ----------------    -----------------    -----------------    -----------------
Net change in unrealized appreciation
   (depreciation)...............................          (775,829)            (218,840)          (1,936,963)            (549,363)
                                                  ----------------    -----------------    -----------------    -----------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)..................................          (581,895)            (203,844)          (1,251,621)            (574,620)
                                                  ----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS....................  $     (1,096,843)   $        (452,874)   $      (1,845,935)   $        (847,388)
                                                  ================    =================    =================    =================


Page 92                 See Notes to Financial Statements



  FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST
   U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY
  BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -
     AUGUST              AUGUST             SEPTEMBER           SEPTEMBER            OCTOBER             OCTOBER
     (FAUG)              (DAUG)              (FSEP)              (DSEP)              (FOCT)              (DOCT)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$           3,130   $           2,271   $             178   $              75   $             213   $             108
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
            3,130               2,271                 178                  75                 213                 108
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

          827,927             553,082             494,280             232,990             535,659             332,265
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
          827,927             553,082             494,280             232,990             535,659             332,265
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
         (824,797)           (550,811)           (494,102)           (232,915)           (535,446)           (332,157)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

               --                  --                  --                  --                  --                  --
               --                  --                  --                  --                  --                  --
          208,333             (29,268)          1,019,438           1,657,143          (1,923,515)          1,440,863
           14,187              56,340          (2,836,746)         (3,015,197)         (5,610,770)         (4,845,304)

          279,870                  --             694,190                  --          11,940,833           6,018,320

          451,023                  --           1,012,019                  --           2,536,626             568,877
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
          953,413              27,072            (111,099)         (1,358,054)          6,943,174           3,182,756
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

               --                  --                  --                  --                  --                  --
       (5,538,991)         (4,433,325)         (5,803,998)         (3,726,339)        (15,169,494)        (10,782,437)
        3,629,285           3,565,336           5,808,768           4,891,658           6,296,771           6,659,789
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

       (1,909,706)           (867,989)              4,770           1,165,319          (8,872,723)         (4,122,648)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

         (956,293)           (840,917)           (106,329)           (192,735)         (1,929,549)           (939,892)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$      (1,781,090)  $      (1,391,728)  $        (600,431)  $        (425,650)  $      (2,464,995)  $      (1,272,049)
=================   =================   =================   =================   =================   =================


                        See Notes to Financial Statements                Page 93


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED FEBRUARY 28, 2022 (UNAUDITED)


                                                    FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
                                                    U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY
                                                    BUFFER ETF -      DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -
                                                      NOVEMBER            NOVEMBER             DECEMBER             DECEMBER
                                                       (FNOV)              (DNOV)               (FDEC)               (DDEC)
                                                  ----------------    -----------------    -----------------    -----------------
INVESTMENT INCOME:
Dividends.......................................  $            284    $             153    $             253    $              94
                                                  ----------------    -----------------    -----------------    -----------------
   Total investment income......................               284                  153                  253                   94
                                                  ----------------    -----------------    -----------------    -----------------
EXPENSES:
Investment advisory fees........................           881,101              481,992              485,849              305,661
                                                  ----------------    -----------------    -----------------    -----------------
   Total expenses...............................           881,101              481,992              485,849              305,661
                                                  ----------------    -----------------    -----------------    -----------------
NET INVESTMENT INCOME (LOSS)....................          (880,817)            (481,839)            (485,596)            (305,567)
                                                  ----------------    -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Affiliated.....................                --                   --                   --                   --
   In-kind redemptions - Affiliated.............                --                   --                   --                   --
   Purchased options contracts..................        (1,251,435)          12,936,931           (2,426,206)          (1,326,573)
   Written options contracts....................       (19,660,341)         (14,971,889)          (4,804,299)          (6,335,417)
   In-kind redemptions - Purchased options
      contracts.................................        29,280,555            6,677,821           13,063,281           11,160,490
   In-kind redemptions - Written options
      contracts.................................         6,004,522             (417,621)           2,105,871              260,545
                                                  ----------------    -----------------    -----------------    -----------------
Net realized gain (loss)........................        14,373,301            4,225,242            7,938,647            3,759,045
                                                  ----------------    -----------------    -----------------    -----------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments - Affiliated.....................                --                   --                   --                   --
   Purchased options contracts..................       (34,889,908)         (23,087,264)         (14,089,374)         (12,597,641)
   Written options contracts....................        10,872,757           15,855,647            3,162,912            7,362,795
                                                  ----------------    -----------------    -----------------    -----------------
Net change in unrealized appreciation
   (depreciation)...............................       (24,017,151)          (7,231,617)         (10,926,462)          (5,234,846)
                                                  ----------------    -----------------    -----------------    -----------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)..................................        (9,643,850)          (3,006,375)          (2,987,815)          (1,475,801)
                                                  ----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS....................  $    (10,524,667)   $      (3,488,214)   $      (3,473,411)   $      (1,781,368)
                                                  ================    =================    =================    =================


(a)   Inception date is October 26, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 94                 See Notes to Financial Statements



  FT CBOE VEST        FT CBOE VEST
    BUFFERED            BUFFERED
   ALLOCATION          ALLOCATION
  DEFENSIVE ETF        GROWTH ETF
   (BUFT) (a)          (BUFG) (a)
-----------------   -----------------

$              18   $              15
-----------------   -----------------
               18                  15

-----------------   -----------------
           27,397              40,971
-----------------   -----------------
           27,397              40,971
-----------------   -----------------
          (27,379)            (40,956)
-----------------   -----------------
         (894,984)         (1,968,166)
           (7,399)             19,979
               --                  --
               --                  --

               --                  --

               --                  --
-----------------   -----------------
         (902,383)         (1,948,187)
-----------------   -----------------
          (28,945)         (1,253,893)
               --                  --
               --                  --
-----------------   -----------------
          (28,945)         (1,253,893)
-----------------   -----------------
         (931,328)         (3,202,080)
-----------------   -----------------
$        (958,707)  $      (3,243,036)
=================   =================


                        See Notes to Financial Statements                Page 95


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                             FT CBOE VEST                           FT CBOE VEST
                                                              U.S. EQUITY                            U.S. EQUITY
                                                             BUFFER ETF -                         DEEP BUFFER ETF -
                                                                JANUARY                                JANUARY
                                                                (FJAN)                                 (DJAN)
                                                  -----------------------------------    -----------------------------------
                                                  SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                      2/28/22          PERIOD ENDED          2/28/22          PERIOD ENDED
                                                    (UNAUDITED)        8/31/21 (a)         (UNAUDITED)        8/31/21 (a)
                                                  ----------------   ----------------    ----------------   ----------------
OPERATIONS:
Net investment income (loss)....................  $       (646,100)  $       (517,448)   $       (252,361)  $       (337,187)
Net realized gain (loss)........................        13,709,000            221,247           2,150,940          3,003,904
Net change in unrealized appreciation
   (depreciation)...............................        (9,556,155)         9,801,985          (1,587,383)         1,442,263
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations..............................         3,506,745          9,505,784             311,196          4,108,980
                                                  ----------------   ----------------    ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.......................       224,970,919        133,165,845         100,016,241        134,581,825
Cost of shares redeemed.........................      (140,110,438)       (15,860,390)        (41,892,414)       (89,180,193)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions................        84,860,481        117,305,455          58,123,827         45,401,632
                                                  ----------------   ----------------    ----------------   ----------------
Total increase (decrease) in net assets.........        88,367,226        126,811,239          58,435,023         49,510,612

NET ASSETS:
Beginning of period.............................       126,811,239                 --          49,510,612                 --
                                                  ----------------   ----------------    ----------------   ----------------
End of period...................................  $    215,178,465   $    126,811,239    $    107,945,635   $     49,510,612
                                                  ================   ================    ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.........         3,800,002                 --           1,550,002                 --
Shares sold.....................................         6,600,000          4,300,002           3,100,000          4,400,002
Shares redeemed.................................        (4,100,000)          (500,000)         (1,300,000)        (2,850,000)
                                                  ----------------   ----------------    ----------------   ----------------
Shares outstanding, end of period...............         6,300,002          3,800,002           3,350,002          1,550,002
                                                  ================   ================    ================   ================


(a)   Inception date is January 15, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 96                 See Notes to Financial Statements



           FT CBOE VEST                           FT CBOE VEST                           FT CBOE VEST
            U.S. EQUITY                            U.S. EQUITY                            U.S. EQUITY
           BUFFER ETF -                         DEEP BUFFER ETF -                        BUFFER ETF -
             FEBRUARY                               FEBRUARY                                 MARCH
              (FFEB)                                 (DFEB)                                 (FMAR)
-----------------------------------    -----------------------------------    -----------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
    2/28/22           YEAR ENDED           2/28/22           YEAR ENDED           2/28/22          PERIOD ENDED
  (UNAUDITED)         8/31/2021          (UNAUDITED)         8/31/2021          (UNAUDITED)       8/31/2021 (b)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

$     (1,066,521)  $     (2,051,083)   $     (1,082,599)  $     (3,281,965)   $       (387,704)  $       (248,208)
      21,142,401         39,681,194          22,736,918         80,777,145           2,618,924            (11,373)

     (22,095,542)         7,240,170         (16,560,805)       (37,234,562)         (1,495,586)         5,354,576
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      (2,019,662)        44,870,281           5,093,514         40,260,618             735,634          5,094,995
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

     233,034,124        373,472,561          75,785,617        471,709,089          35,720,600         85,226,492
    (210,822,692)      (370,815,309)        (89,037,303)      (763,611,447)        (32,752,997)        (7,712,105)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      22,211,432          2,657,252         (13,251,686)      (291,902,358)          2,967,603         77,514,387
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
      20,191,770         47,527,533          (8,158,172)      (251,641,740)          3,703,237         82,609,382

     258,452,950        210,925,417         282,633,899        534,275,639          82,609,382                 --
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
$    278,644,720   $    258,452,950    $    274,475,727   $    282,633,899    $     86,312,619   $     82,609,382
================   ================    ================   ================    ================   ================

       6,900,002          6,700,002           8,150,002         17,100,002           2,550,002                 --
       6,150,000         11,200,000           2,150,000         14,700,000           1,100,000          2,800,002
      (5,600,000)       (11,000,000)         (2,550,000)       (23,650,000)         (1,000,000)          (250,000)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
       7,450,002          6,900,002           7,750,002          8,150,002           2,650,002          2,550,002
================   ================    ================   ================    ================   ================


                        See Notes to Financial Statements                Page 97


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)



                                                             FT CBOE VEST                           FT CBOE VEST
                                                              U.S. EQUITY                            U.S. EQUITY
                                                           DEEP BUFFER ETF -                        BUFFER ETF -
                                                                 MARCH                                  APRIL
                                                                (DMAR)                                 (FAPR)
                                                  -----------------------------------    -----------------------------------
                                                  SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                      2/28/22          PERIOD ENDED          2/28/22          PERIOD ENDED
                                                    (UNAUDITED)        8/31/21 (b)         (UNAUDITED)        8/31/21 (c)
                                                  ----------------   ----------------    ----------------   ----------------
OPERATIONS:
Net investment income (loss)....................  $       (335,418)  $       (214,653)   $       (597,477)  $       (334,180)
Net realized gain (loss)........................         3,601,705          2,840,305             485,861              3,484
Net change in unrealized appreciation
   (depreciation)...............................        (2,830,427)           339,850          (1,457,547)         6,985,982
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations..............................           435,860          2,965,502          (1,569,163)         6,655,286
                                                  ----------------   ----------------    ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.......................        34,844,585         91,038,951          20,787,669        141,902,180
Cost of shares redeemed.........................       (23,707,247)       (27,951,482)        (14,164,648)       (13,806,156)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions................        11,137,338         63,087,469           6,623,021        128,096,024
                                                  ----------------   ----------------    ----------------   ----------------
Total increase (decrease) in net assets.........        11,573,198         66,052,971           5,053,858        134,751,310

NET ASSETS:
Beginning of period.............................        66,052,971                 --         134,751,310                 --
                                                  ----------------   ----------------    ----------------   ----------------
End of period...................................  $     77,626,169   $     66,052,971    $    139,805,168   $    134,751,310
                                                  ================   ================    ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.........         2,100,002                 --           4,250,002                 --
Shares sold.....................................         1,100,000          3,000,002             650,000          4,700,002
Shares redeemed.................................          (750,000)          (900,000)           (450,000)          (450,000)
                                                  ----------------   ----------------    ----------------   ----------------
Shares outstanding, end of period...............         2,450,002          2,100,002           4,450,002          4,250,002
                                                  ================   ================    ================   ================


(b)   Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(c)   Inception date is April 16, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 98                 See Notes to Financial Statements



           FT CBOE VEST                           FT CBOE VEST                           FT CBOE VEST
            U.S. EQUITY                            U.S. EQUITY                            U.S. EQUITY
         DEEP BUFFER ETF -                        BUFFER ETF -                         DEEP BUFFER ETF -
               APRIL                                   MAY                                    MAY
              (DAPR)                                 (FMAY)                                 (DMAY)
-----------------------------------    -----------------------------------    -----------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
    2/28/22          PERIOD ENDED          2/28/22           YEAR ENDED           2/28/22           YEAR ENDED
  (UNAUDITED)       8/31/2021 (c)        (UNAUDITED)         8/31/2021          (UNAUDITED)         8/31/2021
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

$       (414,826)  $       (293,956)   $       (490,438)  $       (603,241)   $       (312,906)  $       (243,030)
       1,517,637          1,893,188              41,793          6,819,624               3,055          1,159,456

      (1,870,933)         2,189,341            (578,885)         2,540,824            (237,613)         1,372,998
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

        (768,122)         3,788,573          (1,027,530)         8,757,207            (547,464)         2,289,424
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      32,906,997        146,182,323          22,521,182        182,819,078          25,842,778         77,943,486
     (35,723,321)       (56,745,334)        (13,112,599)      (118,187,369)         (3,424,578)       (28,116,886)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      (2,816,324)        89,436,989           9,408,583         64,631,709          22,418,200         49,826,600
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
      (3,584,446)        93,225,562           8,381,053         73,388,916          21,870,736         52,116,024

      93,225,562                 --         111,875,846         38,486,930          63,370,615         11,254,591
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
$     89,641,116   $     93,225,562    $    120,256,899   $    111,875,846    $     85,241,351   $     63,370,615
================   ================    ================   ================    ================   ================

       3,000,002                 --           3,000,002          1,150,002           1,850,002            350,002
       1,050,000          4,850,002             600,000          5,200,000             750,000          2,350,000
      (1,150,000)        (1,850,000)           (350,000)        (3,350,000)           (100,000)          (850,000)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
       2,900,002          3,000,002           3,250,002          3,000,002           2,500,002          1,850,002
================   ================    ================   ================    ================   ================


                        See Notes to Financial Statements                Page 99


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                             FT CBOE VEST                           FT CBOE VEST
                                                              U.S. EQUITY                            U.S. EQUITY
                                                             BUFFER ETF -                         DEEP BUFFER ETF -
                                                                 JUNE                                   JUNE
                                                                (FJUN)                                 (DJUN)
                                                  -----------------------------------    -----------------------------------
                                                  SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                      2/28/22           YEAR ENDED           2/28/22           YEAR ENDED
                                                    (UNAUDITED)          8/31/21           (UNAUDITED)          8/31/21
                                                  ----------------   ----------------    ----------------   ----------------
OPERATIONS:
Net investment income (loss)....................  $       (514,948)  $       (535,737)   $       (249,030)  $       (199,732)
Net realized gain (loss)........................           193,934          8,204,605              14,996          1,881,474
Net change in unrealized appreciation
   (depreciation)...............................          (775,829)         1,204,882            (218,840)           194,237
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations..............................        (1,096,843)         8,873,750            (452,874)         1,875,979
                                                  ----------------   ----------------    ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.......................        26,087,330        137,956,049          30,725,124         57,855,267
Cost of shares redeemed.........................       (27,695,070)       (82,599,741)         (3,448,310)       (34,330,998)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions................        (1,607,740)        55,356,308          27,276,814         23,524,269
                                                  ----------------   ----------------    ----------------   ----------------
Total increase (decrease) in net assets.........        (2,704,583)        64,230,058          26,823,940         25,400,248

NET ASSETS:
Beginning of period.............................       113,074,765         48,844,707          45,950,928         20,550,680
                                                  ----------------   ----------------    ----------------   ----------------
End of period...................................  $    110,370,182   $    113,074,765    $     72,774,868   $     45,950,928
                                                  ================   ================    ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.........         3,050,002          1,500,002           1,350,002            650,002
Shares sold.....................................           700,000          3,900,000             900,000          1,750,000
Shares redeemed.................................          (750,000)        (2,350,000)           (100,000)        (1,050,000)
                                                  ----------------   ----------------    ----------------   ----------------
Shares outstanding, end of period...............         3,000,002          3,050,002           2,150,002          1,350,002
                                                  ================   ================    ================   ================


Page 100                See Notes to Financial Statements



           FT CBOE VEST                           FT CBOE VEST                           FT CBOE VEST
            U.S. EQUITY                            U.S. EQUITY                            U.S. EQUITY
           BUFFER ETF -                         DEEP BUFFER ETF -                        BUFFER ETF -
               JULY                                   JULY                                  AUGUST
              (FJUL)                                 (DJUL)                                 (FAUG)
-----------------------------------    -----------------------------------    -----------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
    2/28/22           YEAR ENDED           2/28/22           YEAR ENDED           2/28/22           YEAR ENDED
  (UNAUDITED)         8/31/2021          (UNAUDITED)         8/31/2021          (UNAUDITED)         8/31/2021
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

$       (594,314)  $       (351,194)   $       (272,768)  $       (172,669)   $       (824,797)  $       (797,507)
         685,342          4,419,554             (25,257)         1,207,182             953,413         13,839,939

      (1,936,963)         2,003,769            (549,363)           680,378          (1,909,706)         1,184,195
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      (1,845,935)         6,072,129            (847,388)         1,714,891          (1,781,090)        14,226,627
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      35,664,419        140,264,490          21,648,461         64,560,989          82,355,927        255,932,223
     (16,209,787)       (54,808,830)         (3,293,768)       (23,925,407)        (50,614,877)      (150,763,677)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      19,454,632         85,455,660          18,354,693         40,635,582          31,741,050        105,168,546
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
      17,608,697         91,527,789          17,507,305         42,350,473          29,959,960        119,395,173

     124,722,228         33,194,439          54,734,717         12,384,244         155,641,651         36,246,478
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
$    142,330,925   $    124,722,228    $     72,242,022   $     54,734,717    $    185,601,611   $    155,641,651
================   ================    ================   ================    ================   ================

       3,500,002          1,050,002           1,650,002            400,002           4,150,002          1,100,002
       1,000,000          4,100,000             650,000          2,000,000           2,200,000          7,200,000
        (450,000)        (1,650,000)           (100,000)          (750,000)         (1,350,000)        (4,150,000)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
       4,050,002          3,500,002           2,200,002          1,650,002           5,000,002          4,150,002
================   ================    ================   ================    ================   ================


                        See Notes to Financial Statements               Page 101


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                             FT CBOE VEST                           FT CBOE VEST
                                                              U.S. EQUITY                            U.S. EQUITY
                                                           DEEP BUFFER ETF -                        BUFFER ETF -
                                                                AUGUST                                SEPTEMBER
                                                                (DAUG)                                 (FSEP)
                                                  -----------------------------------    -----------------------------------
                                                  SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                      2/28/22           YEAR ENDED           2/28/22          PERIOD ENDED
                                                    (UNAUDITED)          8/31/21           (UNAUDITED)        8/31/21 (d)
                                                  ----------------   ----------------    ----------------   ----------------
OPERATIONS:
Net investment income (loss)....................  $       (550,811)  $       (967,283)   $       (494,102)  $       (197,943)
Net realized gain (loss)........................            27,072         10,568,579            (111,099)         5,253,628
Net change in unrealized appreciation
   (depreciation)...............................          (867,989)          (169,096)              4,770         (1,864,811)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations..............................        (1,391,728)         9,432,200            (600,431)         3,190,874
                                                  ----------------   ----------------    ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.......................        58,793,910        110,399,422         121,271,278         70,091,179
Cost of shares redeemed.........................        (8,704,286)      (162,893,118)        (36,367,596)       (31,937,957)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions................        50,089,624        (52,493,696)         84,903,682         38,153,222
                                                  ----------------   ----------------    ----------------   ----------------
Total increase (decrease) in net assets.........        48,697,896        (43,061,496)         84,303,251         41,344,096

NET ASSETS:
Beginning of period.............................        90,369,995        133,431,491          41,344,096                 --
                                                  ----------------   ----------------    ----------------   ----------------
End of period...................................  $    139,067,891   $     90,369,995    $    125,647,347   $     41,344,096
                                                  ================   ================    ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.........         2,600,002          4,150,002           1,200,002                 --
Shares sold.....................................         1,700,000          3,300,000           3,500,000          2,150,002
Shares redeemed.................................          (250,000)        (4,850,000)         (1,050,000)          (950,000)
                                                  ----------------   ----------------    ----------------   ----------------
Shares outstanding, end of period...............         4,050,002          2,600,002           3,650,002          1,200,002
                                                  ================   ================    ================   ================


(d)   Inception date is September 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(e)   Inception date is October 16, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 102                See Notes to Financial Statements



           FT CBOE VEST                           FT CBOE VEST                           FT CBOE VEST
            U.S. EQUITY                            U.S. EQUITY                            U.S. EQUITY
         DEEP BUFFER ETF -                        BUFFER ETF -                         DEEP BUFFER ETF -
             SEPTEMBER                               OCTOBER                                OCTOBER
              (DSEP)                                 (FOCT)                                 (DOCT)
-----------------------------------    -----------------------------------    -----------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
    2/28/22          PERIOD ENDED          2/28/22          PERIOD ENDED          2/28/22          PERIOD ENDED
  (UNAUDITED)       8/31/2021 (d)        (UNAUDITED)       8/31/2021 (e)        (UNAUDITED)       8/31/2021 (e)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

$       (232,915)  $       (200,274)   $       (535,446)  $       (426,374)   $       (332,157)  $       (257,031)
      (1,358,054)         3,712,900           6,943,174          1,818,298           3,182,756            284,354

       1,165,319         (1,372,536)         (8,872,723)         6,677,830          (4,122,648)         2,958,947
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

        (425,650)         2,140,090          (2,464,995)         8,069,754          (1,272,049)         2,986,270
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      42,151,872         61,367,325         164,960,744         80,609,489          99,212,294         55,024,234
      (3,270,845)       (37,666,505)        (60,275,617)       (18,149,832)        (32,441,183)       (17,499,820)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      38,881,027         23,700,820         104,685,127         62,459,657          66,771,111         37,524,414
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
      38,455,377         25,840,910         102,220,132         70,529,411          65,499,062         40,510,684

      25,840,910                 --          70,529,411                 --          40,510,684                 --
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
$     64,296,287   $     25,840,910    $    172,749,543   $     70,529,411    $    106,009,746   $     40,510,684
================   ================    ================   ================    ================   ================

         800,002                 --           2,050,002                 --           1,250,002                 --
       1,300,000          2,000,002           4,750,000          2,600,002           3,050,000          1,800,002
        (100,000)        (1,200,000)         (1,750,000)          (550,000)         (1,000,000)          (550,000)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
       2,000,002            800,002           5,050,002          2,050,002           3,300,002          1,250,002
================   ================    ================   ================    ================   ================


                        See Notes to Financial Statements               Page 103


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                             FT CBOE VEST                           FT CBOE VEST
                                                              U.S. EQUITY                            U.S. EQUITY
                                                             BUFFER ETF -                         DEEP BUFFER ETF -
                                                               NOVEMBER                               NOVEMBER
                                                                (FNOV)                                 (DNOV)
                                                  -----------------------------------    -----------------------------------
                                                  SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                      2/28/22           YEAR ENDED           2/28/22           YEAR ENDED
                                                    (UNAUDITED)          8/31/21           (UNAUDITED)          8/31/21
                                                  ----------------   ----------------    ----------------   ----------------
OPERATIONS:
Net investment income (loss)....................  $       (880,817)  $     (1,452,873)   $       (481,839)  $       (920,733)
Net realized gain (loss)........................        14,373,301         26,834,660           4,225,242         24,507,324
Net change in unrealized appreciation
   (depreciation)...............................       (24,017,151)           143,688          (7,231,617)       (14,364,371)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations..............................       (10,524,667)        25,525,475          (3,488,214)         9,222,220
                                                  ----------------   ----------------    ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.......................       308,493,564        268,015,815         181,059,613        110,679,599
Cost of shares redeemed.........................      (144,253,681)      (288,058,581)        (41,887,395)      (174,946,705)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions................       164,239,883        (20,042,766)        139,172,218        (64,267,106)
                                                  ----------------   ----------------    ----------------   ----------------
Total increase (decrease) in net assets.........       153,715,216          5,482,709         135,684,004        (55,044,886)

NET ASSETS:
Beginning of period.............................       143,615,663        138,132,954          90,967,559        146,012,445
                                                  ----------------   ----------------    ----------------   ----------------
End of period...................................  $    297,330,879   $    143,615,663    $    226,651,563   $     90,967,559
                                                  ================   ================    ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.........         3,750,002          4,200,002           2,600,002          4,550,002
Shares sold.....................................         8,050,000          7,800,000           5,250,000          3,400,000
Shares redeemed.................................        (3,750,000)        (8,250,000)         (1,200,000)        (5,350,000)
                                                  ----------------   ----------------    ----------------   ----------------
Shares outstanding, end of period...............         8,050,002          3,750,002           6,650,002          2,600,002
                                                  ================   ================    ================   ================


(f)   Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(g)   Inception date is October 26, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 104                See Notes to Financial Statements



           FT CBOE VEST                           FT CBOE VEST                  FT CBOE VEST       FT CBOE VEST
            U.S. EQUITY                            U.S. EQUITY                    BUFFERED           BUFFERED
           BUFFER ETF -                         DEEP BUFFER ETF -                ALLOCATION         ALLOCATION
             DECEMBER                               DECEMBER                   DEFENSIVE ETF        GROWTH ETF
              (FDEC)                                 (DDEC)                        (BUFT)             (BUFG)
-----------------------------------    -----------------------------------    ----------------   ----------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                         PERIOD ENDED       PERIOD ENDED
    2/28/22          PERIOD ENDED          2/28/22          PERIOD ENDED        2/28/22 (g)        2/28/22 (g)
  (UNAUDITED)       8/31/2021 (f)        (UNAUDITED)       8/31/2021 (f)        (UNAUDITED)        (UNAUDITED)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

$       (485,596)  $       (362,338)   $       (305,567)  $       (328,334)   $        (27,379)  $        (40,956)
       7,938,647            567,487           3,759,045            530,775            (902,383)        (1,948,187)

    (10,926,462)          6,538,866          (5,234,846)         3,162,051             (28,945)        (1,253,893)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      (3,473,411)         6,744,015          (1,781,368)         3,364,492            (958,707)        (3,243,036)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

     251,024,807        112,246,925         137,338,206        101,213,467          82,081,095        137,441,317
     (86,779,344)       (48,047,905)        (67,982,712)       (45,032,452)        (11,039,229)       (14,948,816)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

     164,245,463         64,199,020          69,355,494         56,181,015          71,041,866        122,492,501
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
     160,772,052         70,943,035          67,574,126         59,545,507          70,083,159        119,249,465

      70,943,035                 --          59,545,507                 --                  --                 --
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
$    231,715,087   $     70,943,035    $    127,119,633   $     59,545,507    $     70,083,159   $    119,249,465
================   ================    ================   ================    ================   ================

       2,100,002                 --           1,850,002                 --                  --                 --
       7,400,000          3,600,002           4,250,000          3,300,002           4,100,002          6,900,002
      (2,550,000)        (1,500,000)         (2,100,000)        (1,450,000)           (550,000)          (750,000)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
       6,950,002          2,100,002           4,000,002          1,850,002           3,550,002          6,150,002
================   ================    ================   ================    ================   ================


                        See Notes to Financial Statements               Page 105


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - JANUARY (FJAN)


                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2022         ENDED
                                                                  (UNAUDITED)    8/31/2021 (a)
                                                                 --------------  --------------
Net asset value, beginning of period...........................     $  33.37        $  30.06
                                                                    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.05)          (0.14)
Net realized and unrealized gain (loss)........................         0.84            3.45
                                                                    --------        --------
Total from investment operations...............................         0.79            3.31
                                                                    --------        --------
Net asset value, end of period.................................     $  34.16        $  33.37
                                                                    ========        ========
TOTAL RETURN (b)...............................................         2.37%          11.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $215,178        $126,811
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85% (c)
Ratio of net investment income (loss) to average net assets ...        (0.85)% (c)     (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JANUARY (DJAN)

                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2022         ENDED
                                                                  (UNAUDITED)    8/31/2021 (a)
                                                                 --------------  --------------
Net asset value, beginning of period...........................     $  31.94        $  30.06
                                                                    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.13) (e)      (0.22)
Net realized and unrealized gain (loss)........................         0.41            2.10
                                                                    --------        --------
Total from investment operations...............................         0.28            1.88
                                                                    --------        --------
Net asset value, end of period.................................     $  32.22        $  31.94
                                                                    ========        ========
TOTAL RETURN (b)...............................................         0.88%           6.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $107,946        $ 49,511
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85% (c)
Ratio of net investment income (loss) to average net assets ...        (0.85)% (c)     (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%


(a)   Inception date is January 15, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

(e)   Based on average shares outstanding.

Page 106                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)


                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2022         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2021     8/31/2020 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  37.46        $  31.48        $  30.68
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.13)          (0.30)          (0.08)
Net realized and unrealized gain (loss)........................         0.07 (b)        6.28            0.88
                                                                    --------        --------        --------
Total from investment operations...............................        (0.06)           5.98            0.80
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  37.40        $  37.46        $  31.48
                                                                    ========        ========        ========
TOTAL RETURN (c)...............................................        (0.16)%         19.00%           2.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $278,645        $258,453        $210,925
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85%           0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.85)% (d)     (0.85)%         (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)

                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2022         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2021     8/31/2020 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  34.68        $  31.24        $  30.68
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.15)          (0.52)          (0.11)
Net realized and unrealized gain (loss)........................         0.89            3.96            0.67
                                                                    --------        --------        --------
Total from investment operations...............................         0.74            3.44            0.56
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  35.42        $  34.68        $  31.24
                                                                    ========        ========        ========
TOTAL RETURN (c)...............................................         2.13%          11.01%           1.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $274,476        $282,634        $534,276
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85%           0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.85)% (d)     (0.85)%         (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%              0%


(a)   Inception date is February 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuations of the underlying investments.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements               Page 107


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - MARCH (FMAR)


                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2022         ENDED
                                                                  (UNAUDITED)    8/31/2021 (a)
                                                                 --------------  --------------
Net asset value, beginning of period...........................     $  32.40        $  29.60
                                                                    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.14)          (0.10)
Net realized and unrealized gain (loss)........................         0.31            2.90
                                                                    --------        --------
Total from investment operations...............................         0.17            2.80
                                                                    --------        --------
Net asset value, end of period.................................     $  32.57        $  32.40
                                                                    ========        ========
TOTAL RETURN (b)...............................................         0.52%           9.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 86,313        $ 82,609
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85% (c)
Ratio of net investment income (loss) to average net assets ...        (0.85)% (c)     (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MARCH (DMAR)

                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2022         ENDED
                                                                  (UNAUDITED)    8/31/2021 (a)
                                                                 --------------  --------------
Net asset value, beginning of period...........................     $  31.45        $  29.60
                                                                    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.12)          (0.10)
Net realized and unrealized gain (loss)........................         0.35            1.95
                                                                    --------        --------
Total from investment operations...............................         0.23            1.85
                                                                    --------        --------
Net asset value, end of period.................................     $  31.68        $  31.45
                                                                    ========        ========
TOTAL RETURN (b)...............................................         0.73%           6.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 77,626        $ 66,053
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85% (c)
Ratio of net investment income (loss) to average net assets ...        (0.85)% (c)     (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%


(a)   Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 108                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - APRIL (FAPR)


                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2022         ENDED
                                                                  (UNAUDITED)    8/31/2021 (a)
                                                                 --------------  --------------
Net asset value, beginning of period...........................     $  31.71        $  30.04
                                                                    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.13)          (0.08)
Net realized and unrealized gain (loss)........................        (0.16)           1.75
                                                                    --------        --------
Total from investment operations...............................        (0.29)           1.67
                                                                    --------        --------
Net asset value, end of period.................................     $  31.42        $  31.71
                                                                    ========        ========
TOTAL RETURN (b)...............................................        (0.91)%          5.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $139,805        $134,751
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85% (c)
Ratio of net investment income (loss) to average net assets ...        (0.85)% (c)     (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - APRIL (DAPR)

                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2022         ENDED
                                                                  (UNAUDITED)    8/31/2021 (a)
                                                                 --------------  --------------
Net asset value, beginning of period...........................     $  31.08        $  30.04
                                                                    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.15)          (0.10)
Net realized and unrealized gain (loss)........................        (0.02)           1.14
                                                                    --------        --------
Total from investment operations...............................        (0.17)           1.04
                                                                    --------        --------
Net asset value, end of period.................................     $  30.91        $  31.08
                                                                    ========        ========
TOTAL RETURN (b)...............................................        (0.55)%          3.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 89,641        $ 93,226
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85% (c)
Ratio of net investment income (loss) to average net assets ...        (0.85)% (c)     (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%


(a)   Inception date is April 16, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements               Page 109


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - MAY (FMAY)


                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2022         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2021     8/31/2020 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  37.29        $  33.47        $  30.34
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.14)          (0.16)          (0.07)
Net realized and unrealized gain (loss)........................        (0.15)           3.98            3.20
                                                                    --------        --------        --------
Total from investment operations...............................        (0.29)           3.82            3.13
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  37.00        $  37.29        $  33.47
                                                                    ========        ========        ========
TOTAL RETURN (b)...............................................        (0.78)%         11.41%          10.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $120,257        $111,876        $ 38,487
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)     (0.85)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)

                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2022         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2021     8/31/2020 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  34.25        $  32.16        $  30.35
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.10)          (0.08)          (0.07)
Net realized and unrealized gain (loss)........................        (0.05)           2.17            1.88
                                                                    --------        --------        --------
Total from investment operations...............................        (0.15)           2.09            1.81
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  34.10        $  34.25        $  32.16
                                                                    ========        ========        ========
TOTAL RETURN (b)...............................................        (0.44)%          6.50%           5.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 85,241        $ 63,371        $ 11,255
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)     (0.85)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%


(a)   Inception date is May 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 110                  See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)


                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2022         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2021     8/31/2020 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  37.07        $  32.56        $  30.25
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.17)          (0.15)          (0.05)
Net realized and unrealized gain (loss)........................        (0.11)           4.66            2.36
                                                                    --------        --------        --------
Total from investment operations...............................        (0.28)           4.51            2.31
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  36.79        $  37.07        $  32.56
                                                                    ========        ========        ========
TOTAL RETURN (b)...............................................        (0.76)%         13.85%           7.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $110,370        $113,075        $ 48,845
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)     (0.85)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)

                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2022         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2021     8/31/2020 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  34.04        $  31.62        $  30.25
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.08)          (0.13)          (0.04)
Net realized and unrealized gain (loss)........................        (0.11)           2.55            1.41
                                                                    --------        --------        --------
Total from investment operations...............................        (0.19)           2.42            1.37
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  33.85        $  34.04        $  31.62
                                                                    ========        ========        ========
TOTAL RETURN (b)...............................................        (0.56)%          7.65%           4.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 72,775        $ 45,951        $ 20,551
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)     (0.85)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%


(a)   Inception date is June 19, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements               Page 111


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)


                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2022         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2021     8/31/2020 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  35.63        $  31.61        $  30.24
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.14)          (0.09)          (0.02)
Net realized and unrealized gain (loss)........................        (0.35)           4.11            1.39
                                                                    --------        --------        --------
Total from investment operations...............................        (0.49)           4.02            1.37
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  35.14        $  35.63        $  31.61
                                                                    ========        ========        ========
TOTAL RETURN (b)...............................................        (1.38)%         12.72%           4.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $142,331        $124,722        $ 33,194
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)     (0.85)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%             0%               0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)

                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2022         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2021     8/31/2020 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  33.17        $  30.96        $  30.24
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.11)          (0.09)          (0.02)
Net realized and unrealized gain (loss)........................        (0.22)           2.30            0.74
                                                                    --------        --------        --------
Total from investment operations...............................        (0.33)           2.21            0.72
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  32.84        $  33.17        $  30.96
                                                                    ========        ========        ========
TOTAL RETURN (b)...............................................        (0.99)%          7.14%          2.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 72,242        $ 54,735        $ 12,384
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)     (0.85)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%


(a)   Inception date is July 17, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 112                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)


                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2022         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2021     8/31/2020 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  37.50        $  32.95        $  30.10
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.14)          (0.13)          (0.08)
Net realized and unrealized gain (loss)........................        (0.24)           4.68            2.93
                                                                    --------        --------        --------
Total from investment operations...............................        (0.38)           4.55            2.85
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  37.12        $  37.50        $  32.95
                                                                    ========        ========        ========
TOTAL RETURN (b)...............................................        (1.01)%         13.81%           9.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $185,602        $155,642        $ 36,246
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)     (0.85)%         (0.83)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)

                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2022         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2021     8/31/2020 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  34.76        $  32.15        $  30.10
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.06)          (0.49)          (0.19)
Net realized and unrealized gain (loss)........................        (0.36)           3.10            2.24
                                                                    --------        --------        --------
Total from investment operations...............................        (0.42)           2.61            2.05
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  34.34        $  34.76        $  32.15
                                                                    ========        ========        ========
TOTAL RETURN (b)...............................................        (1.21)%          8.12%           6.81%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $139,068        $ 90,370        $133,431
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)     (0.85)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%


(a)   Inception date is November 6, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements               Page 113


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - SEPTEMBER (FSEP)


                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2022         ENDED
                                                                  (UNAUDITED)    8/31/2021 (a)
                                                                 --------------  --------------
Net asset value, beginning of period...........................     $  34.45        $  29.76
                                                                    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.03)          (0.16)
Net realized and unrealized gain (loss)........................        (0.00) (b)       4.85
                                                                    --------        --------
Total from investment operations...............................        (0.03)           4.69
                                                                    --------        --------
Net asset value, end of period.................................     $  34.42        $  34.45
                                                                    ========        ========
TOTAL RETURN (c)...............................................        (0.09)%         15.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $125,647        $ 41,344
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85% (d)
Ratio of net investment income (loss) to average net assets ...        (0.85)% (d)     (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - SEPTEMBER (DSEP)

                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2022         ENDED
                                                                  (UNAUDITED)    8/31/2021 (a)
                                                                 --------------  --------------
Net asset value, beginning of period...........................     $  32.30        $  29.76
                                                                    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.14) (f)      (0.25)
Net realized and unrealized gain (loss)........................        (0.01)           2.79
                                                                    --------        --------
Total from investment operations...............................        (0.15)           2.54
                                                                    --------        --------
Net asset value, end of period.................................     $  32.15        $  32.30
                                                                    ========        ========
TOTAL RETURN (c)...............................................        (0.46)%          8.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 64,296        $ 25,841
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85% (d)
Ratio of net investment income (loss) to average net assets ...        (0.85)% (d)     (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%


(a)   Inception date is September 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

(f)   Based on average shares outstanding.

Page 114                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - OCTOBER (FOCT)


                                                                   SIX MONTHS
                                                                      ENDED         PERIOD
                                                                    2/28/2022        ENDED
                                                                   (UNAUDITED)   8/31/2021 (a)
                                                                 --------------  --------------
Net asset value, beginning of period...........................     $  34.40        $  29.87
                                                                    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.15) (b)      (0.21)
Net realized and unrealized gain (loss)........................        (0.04)           4.74
                                                                    --------        --------
Total from investment operations...............................        (0.19)           4.53
                                                                    --------        --------
Net asset value, end of period.................................     $  34.21        $  34.40
                                                                    ========        ========
TOTAL RETURN (c)...............................................        (0.55)%         15.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $172,750        $ 70,529
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85% (d)
Ratio of net investment income (loss) to average net assets ...        (0.85)% (d)     (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - OCTOBER (DOCT)

                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2022         ENDED
                                                                  (UNAUDITED)    8/31/2021 (a)
                                                                 --------------  --------------
Net asset value, beginning of period...........................     $  32.41        $  29.87
                                                                    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.14) (b)      (0.21)
Net realized and unrealized gain (loss)........................        (0.15)           2.75
                                                                    --------        --------
Total from investment operations...............................        (0.29)           2.54
                                                                    --------        --------
Net asset value, end of period.................................     $  32.12        $  32.41
                                                                    ========        ========
TOTAL RETURN (c)...............................................        (0.89)%          8.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $106,010        $ 40,511
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85% (d)
Ratio of net investment income (loss) to average net assets ...        (0.85)% (d)     (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%


(a)   Inception date is October 16, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements               Page 115


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)


                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2022         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2021     8/31/2020 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  38.30        $  32.89        $  30.56
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.16) (b)      (0.40)          (0.10)
Net realized and unrealized gain (loss)........................        (1.20)           5.81            2.43
                                                                    --------        --------        --------
Total from investment operations...............................        (1.36)           5.41            2.33
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  36.94        $  38.30        $  32.89
                                                                    ========        ========        ========
TOTAL RETURN (c)...............................................        (3.55)%         16.45%           7.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $297,331        $143,616        $138,133
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85%           0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.85)% (d)     (0.85)%         (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)

                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2022         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2021     8/31/2020 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  34.99        $  32.09        $  30.55
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.14) (b)      (0.43)          (0.10)
Net realized and unrealized gain (loss)........................        (0.77)           3.33            1.64
                                                                    --------        --------        --------
Total from investment operations...............................        (0.91)           2.90            1.54
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  34.08        $  34.99        $  32.09
                                                                    ========        ========        ========
TOTAL RETURN (c)...............................................        (2.60)%          9.04%           5.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $226,652        $ 90,968        $146,012
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85%           0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.85)% (d)     (0.85)%         (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%              0%


(a)   Inception date is November 15, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 116                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - DECEMBER (FDEC)


                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2022         ENDED
                                                                  (UNAUDITED)    8/31/2021 (a)
                                                                 --------------  --------------
Net asset value, beginning of period...........................     $  33.78        $  30.27
                                                                    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.13) (b)      (0.17)
Net realized and unrealized gain (loss)........................        (0.31)           3.68
                                                                    --------        --------
Total from investment operations...............................        (0.44)           3.51
                                                                    --------        --------
Net asset value, end of period.................................     $  33.34        $  33.78
                                                                    ========        ========
TOTAL RETURN (c)...............................................        (1.30)%         11.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $231,715        $ 70,943
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85% (d)
Ratio of net investment income (loss) to average net assets ...        (0.85)% (d)     (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - DECEMBER (DDEC)

                                                                   SIX MONTHS
                                                                      ENDED         PERIOD
                                                                    2/28/2022        ENDED
                                                                   (UNAUDITED)   8/31/2021 (a)
                                                                 --------------  --------------
Net asset value, beginning of period...........................     $  32.19        $  30.27
                                                                    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.13) (b)      (0.18)
Net realized and unrealized gain (loss)........................        (0.28)           2.10
                                                                    --------        --------
Total from investment operations...............................        (0.41)           1.92
                                                                    --------        --------
Net asset value, end of period.................................     $  31.78        $  32.19
                                                                    ========        ========
TOTAL RETURN (c)...............................................        (1.27)%          6.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $127,120        $ 59,546
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85% (d)
Ratio of net investment income (loss) to average net assets ...        (0.85)% (d)     (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%


(a)   Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements               Page 117


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST BUFFERED ALLOCATION DEFENSIVE ETF (BUFT)


                                                                     PERIOD
                                                                     ENDED
                                                                 2/28/2022 (a)
                                                                  (UNAUDITED)
                                                                 --------------
Net asset value, beginning of period...........................     $  20.01
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.01)
Net realized and unrealized gain (loss)........................        (0.26)
                                                                    --------
Total from investment operations...............................        (0.27)
                                                                    --------
Net asset value, end of period.................................     $  19.74
                                                                    ========
TOTAL RETURN (b)...............................................        (1.35)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 70,083
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)..............         0.20% (d)
Ratio of net investment income (loss) to average net assets....        (0.20)% (d)
Portfolio turnover rate (e)....................................          201%

FT CBOE VEST BUFFERED ALLOCATION GROWTH ETF (BUFG)
                                                                     PERIOD
                                                                     ENDED
                                                                 2/28/2022 (a)
                                                                  (UNAUDITED)
                                                                 --------------
Net asset value, beginning of period...........................     $  20.01
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.01)
Net realized and unrealized gain (loss)........................        (0.61)
                                                                    --------
Total from investment operations...............................        (0.62)
                                                                    --------
Net asset value, end of period.................................     $  19.39
                                                                    ========
TOTAL RETURN (b)...............................................        (3.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $119,249
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)..............         0.20% (d)
Ratio of net investment income (loss) to average net assets....        (0.20)% (d)
Portfolio turnover rate (e)....................................          124%


(a)   Inception date is October 26, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 118                See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-five funds that are offering shares. This report covers the twenty-six funds (each a "Fund" and collectively, "the Funds")
listed below. The shares of each Fund are listed and traded on the Cboe BZX
Exchange, Inc. ("Cboe BZX").

        FT Cboe Vest U.S. Equity Buffer ETF - January - (ticker "FJAN")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - January - (ticker "DJAN")
        FT Cboe Vest U.S. Equity Buffer ETF - February - (ticker "FFEB")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - February - (ticker "DFEB")
        FT Cboe Vest U.S. Equity Buffer ETF - March - (ticker "FMAR")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - March - (ticker "DMAR")
        FT Cboe Vest U.S. Equity Buffer ETF - April - (ticker "FAPR")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - April - (ticker "DAPR")
        FT Cboe Vest U.S. Equity Buffer ETF - May - (ticker "FMAY")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - May - (ticker "DMAY")
        FT Cboe Vest U.S. Equity Buffer ETF - June - (ticker "FJUN")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - June - (ticker "DJUN")
        FT Cboe Vest U.S. Equity Buffer ETF - July - (ticker "FJUL")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - July - (ticker "DJUL")
        FT Cboe Vest U.S. Equity Buffer ETF - August - (ticker "FAUG")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - August - (ticker "DAUG")
        FT Cboe Vest U.S. Equity Buffer ETF - September - (ticker "FSEP")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - September - (ticker "DSEP")
        FT Cboe Vest U.S. Equity Buffer ETF - October - (ticker "FOCT")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - October - (ticker "DOCT")
        FT Cboe Vest U.S. Equity Buffer ETF - November - (ticker "FNOV")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - November - (ticker "DNOV")
        FT Cboe Vest U.S. Equity Buffer ETF - December - (ticker "FDEC")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - December - (ticker "DDEC")
        FT Cboe Vest Buffered Allocation Defensive ETF - (ticker "BUFT")(1)
        FT Cboe Vest Buffered Allocation Growth ETF - (ticker "BUFG")(1)

(1)   Commenced investment operations on October 26, 2021.

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund ("ETF").

The investment objective of FJAN is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the SPDR(R) S&P
500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of
14.20% (before fees, expenses and taxes) and 13.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from January 24, 2022 to January 20, 2023. Prior to January 24, 2022, the
Fund's investment objective included an upside cap of 14.50% (before fees, expenses and taxes) and 13.64% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee) and an Outcome Period of January 19, 2021 to January 21,
2022.

The investment objective of DJAN is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 9.03% (before fees, expenses and taxes)
and 8.18% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from January 24, 2022 to
January 20, 2023. Prior to January 24, 2022, the Fund's investment objective included an upside cap of 8.20% (before fees, expenses and taxes) and 7.34%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
Outcome Period of January 19, 2021 to January 21, 2022.

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

The investment objective of FFEB is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 14.25% (before fees, expenses and taxes) and 13.40% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from February 22,
2022 to February 17, 2023. Prior to February 22, 2022, the Fund's investment objective included an upside cap of 15.85% (before fees, expenses and taxes) and
15.00% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of February 22, 2021 to February 18, 2022.

The investment objective of DFEB is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 9.30% (before fees, expenses and taxes)
and 8.45% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from February 22, 2022 to
February 17, 2023. Prior to February 22, 2022, the Fund's investment objective included an upside cap of 8.85% (before fees, expenses and taxes) and 8.00%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
Outcome Period of February 22, 2021 to February 18, 2022.

The investment objective of FMAR is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 14.20% (before fees, expenses and taxes) and 13.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from March 22,
2021 to March 18, 2022.

The investment objective of DMAR is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 9.30% (before fees, expenses and taxes)
and 8.45% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from March 22, 2021 to
March 18, 2022.

The investment objective of FAPR is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 12.00% (before fees, expenses and taxes) and 11.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from April 19,
2021 to April 14, 2022.

The investment objective of DAPR is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 7.50% (before fees, expenses and taxes)
and 6.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from April 19, 2021 to
April 14, 2022.

The investment objective of FMAY is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 12.50% (before fees, expenses and taxes) and 11.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from May 24, 2021 to May 20, 2022.

The investment objective of DMAY is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 7.60% (before fees, expenses and taxes)
and 6.75% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from May 24, 2021 to May
20, 2022.

The investment objective of FJUN is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 11.70% (before fees, expenses and taxes) and 10.85% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from June 21, 2021 to June 17, 2022.

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

The investment objective of DJUN is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 7.06% (before fees, expenses and taxes)
and 6.21% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from June 21, 2021 to
June 17, 2022.

The investment objective of FJUL is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 11.70% (before fees, expenses and taxes) and 10.85% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from July 19, 2021 to July 15, 2022.

The investment objective of DJUL is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 7.30% (before fees, expenses and taxes)
and 6.45% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from July 19, 2021 to
July 15, 2022.

The investment objective of FAUG is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 11.64% (before fees, expenses and taxes) and 10.79% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from August 23,
2021 to August 19, 2022.

The investment objective of DAUG is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 7.37% (before fees, expenses and taxes)
and 6.52% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from August 23, 2021 to
August 19, 2022.

The investment objective of FSEP is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 12.20% (before fees, expenses and taxes) and 11.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from September 20,
2021 to September 16, 2022. Prior to September 20, 2021, the Fund's investment objective included an upside cap of 16.50% (before fees, expenses and taxes) and
15.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of September 21, 2020 to September 17, 2021.

The investment objective of DSEP is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 7.43% (before fees, expenses and taxes)
and 6.58% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from September 20, 2021 to September 16, 2022. Prior to September 20, 2021, the Fund's investment objective included an upside cap of 9.25% (before fees, expenses and taxes) and
8.40% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of September 21, 2020 to September 17, 2021.

The investment objective of FOCT is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 11.70% (before fees, expenses and taxes) and 10.84% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from October 18,
2021 to October 21, 2022. Prior to October 18, 2021, the Fund's investment objective included an upside cap of 16.22% (before fees, expenses and taxes) and
15.37% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of October 19, 2020 to October 15, 2021.

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

The investment objective of DOCT is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 7.22% (before fees, expenses and taxes)
and 6.36% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from October 18, 2021 to
October 21, 2022. Prior to October 18, 2021, the Fund's investment objective included an upside cap of 9.34% (before fees, expenses and taxes) and 8.49%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
Outcome Period of October 19, 2020 to October 15, 2021.

The investment objective of FNOV is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price of the Underlying ETF, up to a predetermined upside cap of 12.10% (before fees, expenses and taxes) and
11.25% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes)
of Underlying ETF losses, over the period from November 22, 2021 to November 18,
2022. Prior to November 22, 2021, the Fund's investment objective included an upside cap of 13.72% (before fees, expenses and taxes) and 12.87% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome
Period of November 23, 2020 to November 19, 2021.

The investment objective of DNOV is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price of the Underlying ETF, up to a predetermined upside cap of 7.60% (before fees, expenses and taxes) and
6.75% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30%
(before fees, expenses and taxes) over the period from November 22, 2021 to
November 18, 2022. Prior to November 22, 2021, the Fund's investment objective included an upside cap of 7.75% (before fees, expenses and taxes) and 6.90%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
Outcome Period of November 23, 2020 to November 19, 2021.

The investment objective of FDEC is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 13.10% (before fees, expenses and taxes) and 12.25% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from December 20,
2021 to December 16, 2022. Prior to December 20, 2021, the Fund's investment objective included an upside cap of 14.00% (before fees, expenses and taxes) and
13.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of December 21, 2020 to December 17, 2021.

The investment objective of DDEC is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 8.10% (before fees, expenses and taxes)
and 7.25% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from December 20, 2021 to
December 16, 2022. Prior to December 20, 2021, the Fund's investment objective included an upside cap of 8.00% (before fees, expenses and taxes) and 7.15%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
Outcome Period of December 21, 2020 to December 17, 2021.

Under normal market conditions, each Fund, except BUFT and BUFG, will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options")
that reference the price performance of the Underlying ETF.

The investment objective of BUFT is to seek to provide investors with capital preservation. BUFT seeks to achieve its investment objective by investing in a portfolio of ETFs that seek to provide investors with returns (before fees and expenses) based on the price return of the SPDR(R) S&P 500(R) ETF Trust ("SPY"), up to a predetermined cap, while providing a defined buffer against losses of
SPY over a defined one-year period ("SPY Underlying ETFs"). Under normal market conditions, BUFT will invest substantially all of its assets in SPY Underlying
ETFs. The buffer is only provided by the SPY Underlying ETFs. BUFT itself does not provide any buffer against losses. BUFT simply seeks to provide diversified exposure to all the ETFs in a single investment. In order to understand BUFT's strategy and risks, it is important to understand the strategies and risks of the SPY Underlying ETFs.

The investment objective of BUFG is to seek to provide investors with capital appreciation. BUFG seeks to achieve its investment objective by investing in a portfolio of ETFs that seek to provide investors with returns (before fees and expenses) based on the price return of the SPY, up to a predetermined cap, while providing a defined buffer against losses of SPY over a defined one-year period.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Under normal market conditions, BUFG will invest substantially all of its assets in SPY Underlying ETFs. The buffer is only provided by the SPY Underlying ETFs.
BUFG itself does not provide any buffer against losses. BUFG simply seeks to provide diversified exposure to all the ETFs in a single investment. In order to understand BUFG's strategy and risks, it is important to understand the strategies and risks of the SPY Underlying ETFs.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
      Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2022, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Negative dividend amount, if any, represents charges by broker on excess cash held in the account.

C. FLEX OPTIONS

FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.

Each Fund, with the exception of BUFT and BUFG, purchases and sells call and put
FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX
Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at February 28, 2022 are FLEX Options.

D. AFFILIATED TRANSACTIONS

BUFT and BUFG invest in securities of affiliated funds. Each Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Amounts related to these investments in BUFT at February 28, 2022 and for the period then ended are as follows:


                                                                               CHANGE IN
                                                                               UNREALIZED     REALIZED
                        SHARES AT    VALUE AT                                 APPRECIATION      GAIN        VALUE AT     DIVIDEND
    SECURITY NAME       2/28/2022   10/26/2021    PURCHASES        SALES     (DEPRECIATION)    (LOSS)      2/28/2022      INCOME
-----------------------------------------------------------------------------------------------------------------------------------
FT Cboe Vest U.S.
   Equity Buffer ETF -
   January                      --  $        --  $  8,445,573  $ (8,453,641) $           --  $     8,068  $         --  $        --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - January           414,747           --    21,488,113    (8,237,932)        130,479      (15,604)   13,365,056           --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - February          381,314           --    30,423,352   (16,861,736)        125,834     (185,121)   13,502,329           --
FT Cboe Vest U.S.
   Equity Buffer ETF -
   March                        --           --    12,545,990   (12,367,434)             --     (178,556)           --           --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - March                  --           --    18,568,744   (18,309,331)             --     (259,413)           --           --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - April                  --           --     9,750,360    (9,493,939)             --     (256,421)           --           --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - May               420,962           --    14,500,442        (7,852)       (166,231)        (180)   14,326,179           --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - June              466,965           --    15,958,635        (8,191)       (134,149)        (191)   15,816,104           --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - October           403,347           --    12,960,709        (6,925)         15,122           (9)   12,968,897           --
FT Cboe Vest U.S.
   Equity Buffer ETF -
   December                     --           --     7,452,643    (7,437,687)             --      (14,956)           --           --
                                    -----------------------------------------------------------------------------------------------
                                    $        --  $152,094,561  $(81,184,668) $      (28,945) $  (902,383) $ 69,978,565  $        --
                                    ===============================================================================================


                                                                        Page 125


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Amounts related to these investments in BUFG at February 28, 2022 and for the period then ended are as follows:


                                                                               CHANGE IN
                                                                               UNREALIZED     REALIZED
                        SHARES AT    VALUE AT                                 APPRECIATION      GAIN        VALUE AT     DIVIDEND
    SECURITY NAME       2/28/2022   10/26/2021    PURCHASES       SALES      (DEPRECIATION)    (LOSS)      2/28/2022      INCOME
-----------------------------------------------------------------------------------------------------------------------------------
FT Cboe Vest U.S.
   Equity Buffer ETF -
   January                 687,105  $        --  $ 24,059,641  $   (684,970) $       82,954  $    (9,823) $ 23,447,802  $        --
FT Cboe Vest U.S.
   Equity Buffer ETF -
   February                622,162           --    22,837,798            --         423,719           --    23,261,517           --
FT Cboe Vest U.S.
   Equity Buffer ETF -
   July                         --           --     9,245,690    (9,254,372)             --        8,682            --           --
FT Cboe Vest U.S.
   Equity Buffer ETF -
   August                       --           --    21,593,611   (20,960,776)             --     (632,835)           --           --
FT Cboe Vest U.S.
   Equity Buffer ETF -
   September                    --           --    26,864,660   (25,923,544)             --     (941,116)           --           --
FT Cboe Vest U.S.
   Equity Buffer ETF -
   October                 675,726           --    28,712,796    (5,120,207)       (461,127)     (21,633)   23,109,829           --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - October                --           --     5,043,001    (5,035,678)             --       (7,323)           --           --
FT Cboe Vest U.S.
   Equity Buffer ETF -
   November                665,981           --    36,335,898   (10,896,939)       (608,996)    (182,006)   24,647,957           --
FT Cboe Vest U.S.
   Equity Buffer ETF -
   December                744,447           --    29,272,396    (3,704,180)       (690,443)    (162,133)   24,715,640           --
                                    -----------------------------------------------------------------------------------------------
                                    $        --  $203,965,491  $(81,580,666) $   (1,253,893) $(1,948,187) $119,182,745  $        --
                                    ===============================================================================================


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of BUFT and BUFG which declare and pay quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2021.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

As of August 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                  Accumulated          Net
                                                                                Undistributed     Capital and       Unrealized
                                                                                  Ordinary           Other         Appreciation
                                                                                   Income         Gain (Loss)     (Depreciation)
                                                                                -------------    -------------    --------------
FT Cboe Vest U.S. Equity Buffer ETF - January                                   $    (510,282)   $     249,190    $    9,771,011
FT Cboe Vest U.S. Equity Deep Buffer ETF - January                                   (332,171)       3,003,904         1,442,263
FT Cboe Vest U.S. Equity Buffer ETF - February                                     (1,393,329)     (14,483,838)       23,079,609
FT Cboe Vest U.S. Equity Deep Buffer ETF - February                                (1,853,064)     (40,256,800)       16,574,100
FT Cboe Vest U.S. Equity Buffer ETF - March                                          (241,856)          (3,795)        5,346,998
FT Cboe Vest U.S. Equity Deep Buffer ETF - March                                     (206,381)       2,840,305           339,850
FT Cboe Vest U.S. Equity Buffer ETF - April                                          (326,272)          22,848         6,966,618
FT Cboe Vest U.S. Equity Deep Buffer ETF - April                                      (22,689)       1,631,130         2,188,989
FT Cboe Vest U.S. Equity Buffer ETF - May                                            (445,329)     (14,151,389)        5,260,205
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                                       (205,557)     (2,693,365)         1,870,380
FT Cboe Vest U.S. Equity Buffer ETF - June                                           (386,105)     (12,013,369)        4,527,539
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                                      (131,613)      (2,509,830)          981,346
FT Cboe Vest U.S. Equity Buffer ETF - July                                           (245,863)      (1,426,745)        2,930,778
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                                      (124,647)      (1,958,377)          884,312
FT Cboe Vest U.S. Equity Buffer ETF - August                                         (550,353)     (15,584,393)        1,565,006
FT Cboe Vest U.S. Equity Deep Buffer ETF - August                                    (559,990)     (14,594,264)          877,982
FT Cboe Vest U.S. Equity Buffer ETF - September                                      (187,082)       5,243,909        (1,864,811)
FT Cboe Vest U.S. Equity Deep Buffer ETF - September                                   465,043       3,050,936        (1,372,536)
FT Cboe Vest U.S. Equity Buffer ETF - October                                        (209,041)       1,606,852         6,677,830
FT Cboe Vest U.S. Equity Deep Buffer ETF - October                                   (226,847)         257,031         2,958,947
FT Cboe Vest U.S. Equity Buffer ETF - November                                     (1,143,785)       1,316,454        12,904,084
FT Cboe Vest U.S. Equity Deep Buffer ETF - November                                (1,388,289)      (5,023,607)        3,787,542
FT Cboe Vest U.S. Equity Buffer ETF - December                                       (358,174)       1,364,513         5,741,840
FT Cboe Vest U.S. Equity Deep Buffer ETF - December                                  (123,247)         328,334         3,162,051


F. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal
Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders.
Accordingly, no provision has been made for federal and state income taxes.
However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FFEB, DFEB, FMAY, DMAY, FJUN,
DJUN, FJUL, DJUL, FAUG, DAUG, FNOV, and DNOV, the taxable years ended 2020 and
2021 remain open to federal and state audit. For FJAN, DJAN, FMAR, DMAR, FAPR,
DAPR, FSEP, DSEP, FOCT, DOCT, FDEC, and DDEC, the taxable year ended 2021 remains open to federal and state audit. As of February 28, 2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

                                                                        Page 127


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund's applicable taxable year end, for federal income tax purposes, the Funds had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Funds' shareholders.


                                                                                  Non-Expiring
                                                                Taxable           Capital Loss
                                                               Year End           Carryforwards
                                                          -------------------   ------------------
FT Cboe Vest U.S. Equity Buffer ETF - January                  31-Jan-21          $           --
FT Cboe Vest U.S. Equity Deep Buffer ETF - January             31-Jan-21                      --
FT Cboe Vest U.S. Equity Buffer ETF - February                 28-Feb-21              19,939,269
FT Cboe Vest U.S. Equity Deep Buffer ETF - February            28-Feb-21              43,356,380
FT Cboe Vest U.S. Equity Buffer ETF - March                    31-Mar-21                      --
FT Cboe Vest U.S. Equity Deep Buffer ETF - March               31-Mar-21                      --
FT Cboe Vest U.S. Equity Buffer ETF - April                    30-Apr-21                      --
FT Cboe Vest U.S. Equity Deep Buffer ETF - April               30-Apr-21                      --
FT Cboe Vest U.S. Equity Buffer ETF - May                      31-May-21              14,532,034
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                 31-May-21               2,795,698
FT Cboe Vest U.S. Equity Buffer ETF - June                     30-Jun-21              12,023,874
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                30-Jun-21               2,509,830
FT Cboe Vest U.S. Equity Buffer ETF - July                     31-Jul-21               1,426,745
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                31-Jul-21               1,962,468
FT Cboe Vest U.S. Equity Buffer ETF - August                   31-Aug-21              15,584,393
FT Cboe Vest U.S. Equity Deep Buffer ETF - August              31-Aug-21              14,594,264
FT Cboe Vest U.S. Equity Buffer ETF - September                30-Sep-20                      --
FT Cboe Vest U.S. Equity Deep Buffer ETF - September           30-Sep-20                      --
FT Cboe Vest U.S. Equity Buffer ETF - October                  31-Oct-20                      --
FT Cboe Vest U.S. Equity Deep Buffer ETF - October             31-Oct-20                      --
FT Cboe Vest U.S. Equity Buffer ETF - November                 30-Nov-20               6,618,155
FT Cboe Vest U.S. Equity Deep Buffer ETF - November            30-Nov-20               8,177,376
FT Cboe Vest U.S. Equity Buffer ETF - December                 31-Dec-20                      --
FT Cboe Vest U.S. Equity Deep Buffer ETF - December            31-Dec-20                      --



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund's applicable taxable year end, the Funds listed below incurred and elected to defer net late year ordinary or capital losses as follows:


                                                                                           Qualified Late Year Losses
                                                               Taxable          --------------------------------------------
                                                               Year End          Ordinary Losses             Capital Losses
                                                          -------------------   ------------------        ------------------
FT Cboe Vest U.S. Equity Buffer ETF - January                  31-Jan-21        $               --        $               --
FT Cboe Vest U.S. Equity Deep Buffer ETF - January             31-Jan-21                        --                        --
FT Cboe Vest U.S. Equity Buffer ETF - February                 28-Feb-21                   273,656                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - February            28-Feb-21                   510,834                        --
FT Cboe Vest U.S. Equity Buffer ETF - March                    31-Mar-21                        --                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - March               31-Mar-21                        --                        --
FT Cboe Vest U.S. Equity Buffer ETF - April                    30-Apr-21                        --                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - April               30-Apr-21                        --                        --
FT Cboe Vest U.S. Equity Buffer ETF - May                      31-May-21                   225,273                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                 31-May-21                    76,604                        --
FT Cboe Vest U.S. Equity Buffer ETF - June                     30-Jun-21                   233,399                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                30-Jun-21                    70,458                        --
FT Cboe Vest U.S. Equity Buffer ETF - July                     31-Jul-21                   167,281                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                31-Jul-21                    87,476                        --
FT Cboe Vest U.S. Equity Buffer ETF - August                   31-Aug-21                   550,353                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - August              31-Aug-21                   559,990                        --
FT Cboe Vest U.S. Equity Buffer ETF - September                30-Sep-20                        --                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - September           30-Sep-20                        --                        --
FT Cboe Vest U.S. Equity Buffer ETF - October                  31-Oct-20                        --                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - October             31-Oct-20                        --                        --
FT Cboe Vest U.S. Equity Buffer ETF - November                 30-Nov-20                   700,626                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - November            30-Nov-20                   753,193                        --
FT Cboe Vest U.S. Equity Buffer ETF - December                 31-Dec-20                        --                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - December            31-Dec-20                        --                        --


                                                                        Page 129


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

As of February 28, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                                                                     Net
                                                                                  Gross            Gross          Unrealized
                                                                                Unrealized       Unrealized      Appreciation
                                                                Tax Cost       Appreciation    (Depreciation)   (Depreciation)
                                                             --------------   --------------   --------------   --------------
FT Cboe Vest U.S. Equity Buffer ETF - January                $  216,777,294   $    2,860,049   $   (2,614,219)  $      245,830
FT Cboe Vest U.S. Equity Deep Buffer ETF - January              107,977,462          981,824       (1,126,944)        (145,120)
FT Cboe Vest U.S. Equity Buffer ETF - February                  277,820,568        2,078,477       (1,094,335)         984,142
FT Cboe Vest U.S. Equity Deep Buffer ETF - February             274,234,149        2,201,001       (1,805,261)         395,740
FT Cboe Vest U.S. Equity Buffer ETF - March                      82,517,488        8,634,613       (4,775,623)       3,858,990
FT Cboe Vest U.S. Equity Deep Buffer ETF - March                 80,177,476          978,184       (3,468,761)      (2,490,577)
FT Cboe Vest U.S. Equity Buffer ETF - April                     134,370,569       12,227,393       (6,698,958)       5,528,435
FT Cboe Vest U.S. Equity Deep Buffer ETF - April                 89,394,563        4,229,809       (3,911,401)         318,408
FT Cboe Vest U.S. Equity Buffer ETF - May                       115,648,993        9,432,835       (4,746,817)       4,686,018
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                   83,661,381        4,042,543       (2,406,856)       1,635,687
FT Cboe Vest U.S. Equity Buffer ETF - June                      110,378,991        7,229,093       (3,473,163)       3,755,930
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                  72,049,093        2,084,186       (1,312,429)         771,757
FT Cboe Vest U.S. Equity Buffer ETF - July                      141,441,839        3,480,865       (2,487,050)         993,815
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                  71,942,670        1,609,596       (1,263,829)         345,767
FT Cboe Vest U.S. Equity Buffer ETF - August                    186,066,979        5,507,585       (5,852,285)        (344,700)
FT Cboe Vest U.S. Equity Deep Buffer ETF - August               139,148,241        3,304,639       (3,294,646)           9,993
FT Cboe Vest U.S. Equity Buffer ETF - September                 127,600,460        1,928,336       (3,788,377)      (1,860,041)
FT Cboe Vest U.S. Equity Deep Buffer ETF - September             64,545,201        1,237,647       (1,444,864)        (207,217)
FT Cboe Vest U.S. Equity Buffer ETF - October                   175,053,904        2,891,756       (5,086,649)      (2,194,893)
FT Cboe Vest U.S. Equity Deep Buffer ETF - October              107,242,126        1,758,995       (2,922,696)      (1,163,701)
FT Cboe Vest U.S. Equity Buffer ETF - November                  308,498,988       10,161,605      (21,115,477)     (10,953,872)
FT Cboe Vest U.S. Equity Deep Buffer ETF - November             230,106,822        5,234,197       (8,607,103)      (3,372,906)
FT Cboe Vest U.S. Equity Buffer ETF - December                  239,577,733        4,962,010       (9,349,606)      (4,387,596)
FT Cboe Vest U.S. Equity Deep Buffer ETF - December             129,285,210        3,581,401       (5,654,196)      (2,072,795)
FT Cboe Vest Buffered Allocation Defensive ETF                   70,122,262          271,435         (300,380)         (28,945)
FT Cboe Vest Buffered Allocation Growth ETF                     120,520,246          506,672       (1,760,565)      (1,253,893)


G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee of 0.85% of each Fund's average daily net assets with the exception of BUFT and BUFG which each pay an annual unitary management fee of 0.20%. In addition, BUFT and BUFG incur pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"). The total of the unitary management fee and acquired fund fees and expenses represents each Fund's total annual operating expenses.

First Trust is responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management
Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Cboe VestSM Financial LLC ("Cboe Vest"), an affiliate of First Trust, serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First
Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment
Sub-Advisory Agreement among the Trust, on behalf of the Funds (other than BUFT and BUFG), the Advisor and Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of each Fund's assets and will pay Cboe Vest for its services as the Funds' sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund's expenses accrued during the most recent twelve months (or shorter period during the first eleven months of the Investment Sub-Advisory Agreement)
are subtracted from the unitary management fee for that month. Pursuant to the
Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of BUFT and BUFG, the Advisor and Cboe Vest, First Trust will supervise
Cboe Vest and its management of the investment of each Fund's assets and will pay Cboe Vest for its services as the Funds' sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less
Cboe Vest's 50% share of each of BUFT and BUFG's expenses for that month.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended February 28, 2022, the Funds, except BUFT and BUFG, had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFT and BUFG, holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.

For the fiscal period ended February 28, 2022, the cost of purchases and proceeds from sales of investments for BUFT and BUFG, excluding short-term investments and in-kind transactions, were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
FT Cboe Vest Buffered Allocation Defensive ETF                                $   72,170,666   $   70,172,336
FT Cboe Vest Buffered Allocation Growth ETF                                       68,253,909       66,704,887


For the fiscal period ended February 28, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
FT Cboe Vest U.S. Equity Buffer ETF - January                                 $   10,046,481   $  124,471,504
FT Cboe Vest U.S. Equity Deep Buffer ETF - January                                 1,588,335       30,576,585
FT Cboe Vest U.S. Equity Buffer ETF - February                                     5,605,159      173,522,845
FT Cboe Vest U.S. Equity Deep Buffer ETF - February                                       --       38,457,216
FT Cboe Vest U.S. Equity Buffer ETF - March                                        8,104,787       13,018,955
FT Cboe Vest U.S. Equity Deep Buffer ETF - March                                   1,580,271       17,402,377
FT Cboe Vest U.S. Equity Buffer ETF - April                                        7,935,796        3,122,605
FT Cboe Vest U.S. Equity Deep Buffer ETF - April                                   1,537,733        7,640,460
FT Cboe Vest U.S. Equity Buffer ETF - May                                          9,373,475               --
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                                     1,725,323               --
FT Cboe Vest U.S. Equity Buffer ETF - June                                         7,436,374               --
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                                    1,692,240               --


                                                                        Page 131


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)


                                                                                Purchases          Sales
                                                                              --------------   --------------
FT Cboe Vest U.S. Equity Buffer ETF - July                                    $   10,610,878   $    5,421,647
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                                    3,330,307               --
FT Cboe Vest U.S. Equity Buffer ETF - August                                      18,225,364       14,280,136
FT Cboe Vest U.S. Equity Deep Buffer ETF - August                                 16,887,238               --
FT Cboe Vest U.S. Equity Buffer ETF - September                                   41,087,725       20,564,290
FT Cboe Vest U.S. Equity Deep Buffer ETF - September                              14,595,362               --
FT Cboe Vest U.S. Equity Buffer ETF - October                                     45,356,128       53,285,114
FT Cboe Vest U.S. Equity Deep Buffer ETF - October                                19,245,353       24,218,472
FT Cboe Vest U.S. Equity Buffer ETF - November                                    30,340,307      120,922,288
FT Cboe Vest U.S. Equity Deep Buffer ETF - November                                6,858,468       26,124,574
FT Cboe Vest U.S. Equity Buffer ETF - December                                     8,474,649       71,533,216
FT Cboe Vest U.S. Equity Deep Buffer ETF - December                                       --       53,347,111
FT Cboe Vest Buffered Allocation Defensive ETF                                    79,923,895       11,012,332
FT Cboe Vest Buffered Allocation Growth ETF                                      135,711,582       14,875,779


                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by each Fund at
February 28, 2022, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.


                                                      ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                                          -----------------------------------------   -----------------------------------------
DERIVATIVES                                STATEMENTS OF ASSETS AND                    STATEMENTS OF ASSETS AND
INSTRUMENT             RISK EXPOSURE         LIABILITIES LOCATION         VALUE          LIABILITIES LOCATION         VALUE
------------------   ------------------   --------------------------   ------------   --------------------------   ------------
FJAN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value          $228,279,514   written, at value            $ 15,298,431

DJAN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           112,372,976   written, at value               5,523,384

FFEB
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           297,154,321   written, at value              21,569,539

DFEB
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           288,238,419   written, at value              16,705,262

FMAR
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            87,176,155   written, at value               1,078,211

DMAR
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            80,442,719   written, at value               3,008,957

FAPR
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           140,969,357   written, at value               1,633,812

DAPR
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            91,066,032   written, at value               1,724,688



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)


                                                      ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                                          -----------------------------------------   -----------------------------------------
DERIVATIVES                                STATEMENTS OF ASSETS AND                    STATEMENTS OF ASSETS AND
INSTRUMENT             RISK EXPOSURE         LIABILITIES LOCATION         VALUE          LIABILITIES LOCATION         VALUE
------------------   ------------------   --------------------------   ------------   --------------------------   ------------
FMAY
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value          $122,639,101   written, at value            $  2,887,844

DMAY
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            87,733,247   written, at value               2,834,396

FJUN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           113,826,987   written, at value               3,931,806

DJUN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            75,561,902   written, at value               3,095,711

FJUL
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           146,696,924   written, at value               5,132,008

DJUL
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            74,039,905   written, at value               2,161,459

FAUG
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           192,294,218   written, at value               7,890,568

DAUG
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           141,978,670   written, at value               3,777,284

FSEP
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           130,941,863   written, at value               6,172,564

DSEP
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            66,010,346   written, at value               2,160,069

FOCT
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           181,253,440   written, at value               9,875,953

DOCT
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           109,241,971   written, at value               4,052,577

FNOV
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           314,973,225   written, at value              20,327,895

DNOV
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           231,027,378   written, at value               6,376,668


                                                                        Page 133


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)


                                                      ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                                          -----------------------------------------   -----------------------------------------
DERIVATIVES                                STATEMENTS OF ASSETS AND                    STATEMENTS OF ASSETS AND
INSTRUMENT             RISK EXPOSURE         LIABILITIES LOCATION         VALUE          LIABILITIES LOCATION         VALUE
------------------   ------------------   --------------------------   ------------   --------------------------   ------------
FDEC
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value          $244,995,786   written, at value            $ 15,506,546

DDEC
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           130,202,406   written, at value               4,257,084


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2022, on each Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


                                                                                 EQUITY RISK
                                                -----------------------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION                  FJAN         DJAN         FFEB          DFEB         FMAR         DMAR
-------------------------------------           -----------------------------------------------------------------------------
Net realized gain (loss) on:
   Purchased options contracts                  $ 6,938,811  $ 2,064,917  $ 3,912,781  $ 14,131,065  $ 1,452,637  $ 1,824,239
   Written options contracts                      6,770,189       86,023   17,229,620     8,605,853    1,166,287    1,777,466

Net change in unrealized appreciation
  (depreciation) on:
   Purchased options contracts                  (13,066,362)  (5,863,366) (19,578,376)  (25,672,999)  (5,778,477)  (7,044,795)
   Written options contracts                      3,510,207    4,275,983   (2,517,166)    9,112,194    4,282,891    4,214,368



                                                                                 EQUITY RISK
                                                -----------------------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION                  FAPR         DAPR         FMAY          DMAY         FJUN         DJUN
-------------------------------------           -----------------------------------------------------------------------------
Net realized gain (loss) on:
   Purchased options contracts                  $   141,078  $   832,130  $    23,608  $    (33,017) $  (258,392) $    20,769
   Written options contracts                        344,783      685,507       18,185        36,072      452,326       (5,773)

Net change in unrealized appreciation
  (depreciation) on:
   Purchased options contracts                   (7,190,556)  (6,201,906)  (5,212,746)   (4,058,054)  (5,057,599)  (3,157,574)
   Written options contracts                      5,733,009    4,330,973    4,633,861     3,820,441    4,281,770    2,938,734



                                                                                EQUITY RISK
                                                -----------------------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION                  FJUL         DJUL         FAUG          DAUG         FSEP         DSEP
-------------------------------------           -----------------------------------------------------------------------------
Net realized gain (loss) on:
   Purchased options contracts                  $   424,888  $   (80,364) $   488,203  $    (29,268) $ 1,713,628  $ 1,657,143
   Written options contracts                        260,454       55,107      465,210        56,340   (1,824,727)  (3,015,197)

Net change in unrealized appreciation
  (depreciation) on:
   Purchased options contracts                   (5,636,598)  (2,984,537)  (5,538,991)   (4,433,325)  (5,803,998)  (3,726,339)
   Written options contracts                      3,699,635    2,435,174    3,629,285     3,565,336    5,808,768    4,891,658



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)


                                                                                EQUITY RISK
                                                -----------------------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION                  FOCT         DOCT         FNOV          DNOV         FDEC         DDEC
-------------------------------------           -----------------------------------------------------------------------------
Net realized gain (loss) on:
   Purchased options contracts                  $10,017,318  $ 7,459,183  $28,029,120  $ 19,614,752  $10,637,075  $ 9,833,917
   Written options contracts                     (3,074,144)  (4,276,427) (13,655,819)  (15,389,510)  (2,698,428)  (6,074,872)

Net change in unrealized appreciation
  (depreciation) on:
   Purchased options contracts                  (15,169,494) (10,782,437) (34,889,908)  (23,087,264) (14,089,374) (12,597,641)
   Written options contracts                      6,296,771    6,659,789   10,872,757    15,855,647    3,162,912    7,362,795


The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and
Liabilities.

The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the six months ended February 28,
2022, on each Fund's options contracts.


                                                  PREMIUMS FOR                           PREMIUMS FOR
                              PREMIUMS FOR          PURCHASED                           WRITTEN OPTIONS
                                PURCHASED       OPTIONS CONTRACTS     PREMIUMS FOR     CONTRACTS CLOSED,
                            OPTIONS CONTRACTS   CLOSED, EXERCISED   WRITTEN OPTIONS      EXERCISED AND
                                 OPENED            AND EXPIRED      CONTRACTS OPENED        EXPIRED
                            ----------------------------------------------------------------------------
          FJAN              $     392,833,952   $     288,196,876   $     30,576,626   $      22,319,828
          DJAN                    172,557,862         110,179,858         14,119,441          10,927,664
          FFEB                    476,127,772         430,883,166         24,589,618          20,099,580
          DFEB                    335,463,374         329,922,064         18,563,851          20,218,211
          FMAR                     35,630,022          30,816,567          1,675,135           2,403,182
          DMAR                     38,165,168          22,912,108          3,474,155           2,876,952
          FAPR                     21,617,665          14,435,274            953,232             832,167
          DAPR                     31,698,461          33,094,556          2,095,375           2,182,579
          FMAY                     21,711,521          11,871,589          1,149,783             677,981
          DMAY                     25,902,833           1,813,064          1,918,101             117,215
          FJUN                     25,773,776          27,259,728          1,631,826           1,703,465
          DJUN                     33,050,139           3,743,725          2,502,759             323,073
          FJUL                     37,386,101          16,530,249          1,997,104           1,130,159
          DJUL                     22,858,952           3,515,046          1,313,006             197,994
          FAUG                     84,732,012          50,795,177          4,947,868           3,352,824
          DAUG                     60,991,876           8,989,308          2,851,253             472,298
          FSEP                    166,757,449          78,245,186         10,951,372           5,983,242
          DSEP                     71,287,264          33,705,694          3,925,262           3,264,788
          FOCT                    260,107,726         142,649,833         17,498,497          10,009,992
          DOCT                    144,671,043          72,782,266          9,393,308           6,445,490
          FNOV                    482,683,190         294,505,356         39,234,893          26,707,796
          DNOV                    278,846,380         132,381,746         15,915,128          10,754,527
          FDEC                    351,339,432         169,482,888         24,248,457          12,189,593
          DDEC                    208,155,191         133,145,323         15,479,893          12,382,520


                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the

                                                                        Page 135


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2022 for
FFEB, DFEB, FMAY, DMAY, FJUN, DJUN, FJUL, DJUL, FAUG, DAUG, FSEP, DSEP, FOCT,
DOCT, FNOV, DNOV, FDEC, and DDEC, January 10, 2023 for FJAN and DJAN, March 8,
2023 for FMAR and DMAR, April 15, 2023 for DAPR and FAPR, and October 25, 2023
for BUFT and BUFG.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:

As of March 21, 2022, the investment objective of the FT Cboe Vest U.S. Equity
Buffer ETF - March changed to include an upside cap of 14.78% (before fees, expenses and taxes) and 13.93% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee) and an Outcome Period of March 21, 2022 to March 17,
2023.

As of March 21, 2022, the investment objective of the FT Cboe Vest U.S. Equity
Deep Buffer ETF - March changed to include an upside cap of 10.02% (before fees, expenses and taxes) and 9.17% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee) and an Outcome Period of March 21, 2022 to March 17,
2023.

As of April 18, 2022, the investment objective of the FT Cboe Vest U.S. Equity
Buffer ETF - April changed to include an upside cap of 16.35% (before fees, expenses and taxes) and 15.48% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee) and an Outcome Period of April 18, 2022 to April 21,
2023.

As of April 18, 2022, the investment objective of the FT Cboe Vest U.S. Equity
Deep Buffer ETF - April changed to include an upside cap of 10.96% (before fees, expenses and taxes) and 10.09% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee) and an Outcome Period of April 18, 2022 to April 21,
2023.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

                                                                        Page 137

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

                                   DISCLAIMER

The funds are not sponsored, endorsed, sold or promoted by SPDR(R) S&P 500(R)
ETF Trust, PDR, or Standard & Poor's(R) (together with their affiliates hereinafter referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the funds or the FLEX Options or results to be obtained by the funds or the FLEX Options, shareholders or any other person or entity from use of the SPDR(R) S&P 500(R) ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the funds or the FLEX Options.

              NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

   BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
                   AND INVESTMENT SUB-ADVISORY AGREEMENT FOR

                  FT CBOE VEST BUFFERED ALLOCATION GROWTH ETF
                 FT CBOE VEST BUFFERED ALLOCATION DEFENSIVE ETF

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, the Advisor and
Cboe Vest(SM) Financial LLC (the "Sub-Advisor") on behalf of the following two series of the Trust (each a "Fund" and collectively, the "Funds"):

        FT Cboe Vest Buffered Allocation Growth ETF (BUFG)
        FT Cboe Vest Buffered Allocation Defensive ETF (BUFT)

                                                                        Page 139

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on September 13, 2021. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the
Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor;
the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe;
the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First
Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"),
and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the
Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund's perspective.

In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory
Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the
Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the
Advisor's, the Sub-Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the September 13, 2021 meeting, the Board also received a presentation from representatives of the
Sub-Advisor discussing the services that the Sub-Advisor will provide to the
Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the
Sub-Advisor's portfolio management team and the Sub-Advisor's investment style.
The Board also noted that each Fund would invest substantially all of its assets in multiple defined-outcome ETFs in the First Trust Fund Complex sub-advised by the Sub-Advisor. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.
In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee equal to an annual rate of 0.20% of its average daily net assets. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the
Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee less one-half of the Fund's expenses. The Board noted that the Advisor and the
Sub-Advisor would be responsible for each Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the
Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because the Funds will invest in underlying ETFs in the First Trust Fund Complex, the
Funds will incur acquired fund fees and expenses, which are not payable out of the unitary fee. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the
Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

information provided, the Board noted that the unitary fee rate for each Fund was below the median total (net) expense ratio (excluding acquired fund fees and expenses, as applicable) of the peer funds in its Expense Group. The Board also noted that each Fund's total (net) expense ratio (including the estimated acquired fund fees and expenses) was above the median total (net) expense ratio
(including acquired fund fees and expenses, as applicable) of the peer funds in its Expense Group. With respect to the Expense Groups, the Board discussed with representatives of the Advisor how the Expense Groups were assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor's statement that the
Funds will be most comparable to three other ETFs in the First Trust Fund
Complex that invest in underlying ETFs, including ETFs in the First Trust Fund
Complex, each of which pays a unitary fee equal to an annual rate of 0.20% of its average daily net assets, two of which are ETFs managed by the Advisor and the Sub-Advisor that also invest substantially all of their respective assets in multiple defined-outcome ETFs in the First Trust Fund Complex sub-advised by the
Sub-Advisor. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the
Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for each Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Funds. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for each Fund was not unreasonable.
The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each
Fund to the Sub-Advisor. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund's unitary fee and its understanding that the sub-advisory fee rate for each Fund was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also noted that the Advisor will be responsible for trade execution for the Funds and will not utilize soft dollars in connection with the Funds. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the
Sub-Advisor's parent company. The Board noted the Sub-Advisor's statement that it does not foresee any fall-out benefits from its relationship with the Funds.
In addition, the Board considered that the Advisor and the Sub-Advisor, as the investment advisor and the investment sub-advisor, respectively, to the underlying ETFs in which the Funds would invest, will recognize additional revenue from such underlying ETFs if the Funds' investment causes their assets to grow. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the
Board's analysis.

                                                                        Page 141

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

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest(SM) Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        FT Cboe Vest International Equity Buffer ETF - March (YMAR)

        FT Cboe Vest Nasdaq-100(R) Buffer ETF - March (QMAR)

        FT Cboe Vest International Equity Buffer ETF - June (YJUN)

        FT Cboe Vest Nasdaq-100(R) Buffer ETF - June (QJUN)

        FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)

        FT Cboe Vest International Equity Buffer ETF - September (YSEP)

        FT Cboe Vest Nasdaq-100(R) Buffer ETF - September (QSPT)

        FT Cboe Vest International Equity Buffer ETF - December (YDEC)

        FT Cboe Vest Nasdaq-100(R) Buffer ETF - December (QDEC)

        FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)

----------------------------
     Semi-Annual Report
    For the Period Ended
     February 28, 2022
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2022

Shareholder Letter...........................................................  2
Fund Performance Overview

   FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC).. 12

Portfolio of Investments

   FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC).. 36


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--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe Vest(SM) Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six-month period ended
February 28, 2022. Please note that some of the Funds were incepted after
September 1, 2021, the start of the reporting period, so information in this letter and the report prior to those inception dates will not apply to all
Funds.

Interest rates, bond yields and inflation are trending higher in the U.S., and perhaps what matters most is that all three are moving in tandem, which has not happened for quite some time. To start, let us focus on bond yields, which, like interest rates and inflation, have traded at or near their historic lows for many years. Over the past decade, we have seen the yield on the 10-Year Treasury
Note ("T-Note") climb from its artificial lows to the 3.00% level on two occasions only to have it reverse course soon thereafter. In 2013, the yield on the benchmark government bond rose from 1.75% at the start of the year to 3.03%
at the close of trading on December 31, 2013. One year later it stood at 2.17%.
In 2018, the yield rose from 2.41% at the start of the year to a 2018 high of
3.24% on November 8, 2018. At the end of 2019, it yielded 1.92%. In 2022, it has reached as high as 2.78% (on April 11), representing a significant move from
1.51% at the start of the year. The point is that we have endured substantial upward moves in the yield on the 10-Year T-Note, but they were not sustained.

Short-term interest rates, as controlled by the Federal Reserve (the "Fed") via its Federal Funds target rate, only accompanied bond yields higher in one of those two instances. In 2013, bond yields rose but the Fed did not raise short-term interest rates at all. In 2017 and 2018, the Fed executed multiple interest rate hikes, but reversed course in 2019, undoing the entirety of its
2017-2018 tightening phase. On March 16, 2022, the Fed initiated a 25-basis point ("bps") hike in the Federal Funds target rate. The median member of the
Federal Open Market Committee is signaling another six hikes, totaling 150 bps, through year-end, according to Brian Wesbury, Chief Economist at First Trust.
That would equate to 175 bps in aggregate in 2022. The Fed also signaled it could raise interest rates an additional 75-100 bps in 2023. So, for all intents and purposes, unless something dramatic happens, such as an escalation of the war between Russia and Ukraine, we believe interest rates are heading much higher. With respect to inflation, as measured by the Consumer Price Index
("CPI"), it was essentially a non-event when bond yields rose in 2013 and 2018.
The year-over-year changes in the CPI in 2013 and 2018 were 1.5% and 1.9%, respectively, according to data from the U.S. Bureau of Labor Statistics. The
CPI has averaged 3.0% per year since 1926. In February 2022, the CPI stood at
7.9%. The last time it was this high was 1982.

The current climate for interest rates, bond yields and inflation, indicates that this time around could be different than what we experienced in 2013 and
2018. By that I mean that higher levels of all three might be sustainable.
Having said that, I do not believe that investors need to shift into panic mode.
The Fed's guidance is reassuring to us in that, as of now, it intends to raise short-term interest rates slowly and methodically. While we believe the bond market may be in for a bumpy ride over the next year or so, higher rates and yields are not necessarily death knells for the stock market. In general, I believe that investors should be able to make better decisions about where to position their money moving forward thanks to the in-depth guidance from the
Fed. It could not be more transparent, in my opinion.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - MARCH (YMAR)

The investment objective of the FT Cboe Vest International Equity Buffer ETF -
March (the "Fund") is to seek to provide investors with returns that match the price return of the iShares MSCI EAFE ETF (the "Underlying ETF"), up to a
predetermined upside cap of 14.18% (before fees and expenses) and 13.29% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer (before fees and expenses) against the first 10% of
Underlying ETF losses, over the period from March 22, 2021 to March 18, 2022
(the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options")
that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"YMAR."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                           6 Months       Inception
                                                                                            Ended         (3/19/21)
                                                                                           2/28/22       to 2/28/22
FUND PERFORMANCE
NAV                                                                                         -6.24%         -1.00%
Market Price                                                                                -6.06%         -0.95%

INDEX PERFORMANCE
MSCI EAFE Index                                                                             -7.52%         -2.35%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 13.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               MARCH 19, 2021 - FEBRUARY 28, 2022

            FT Cboe Vest International       Nasdaq 100
            Equity Buffer ETF - March        Stock Index
3/19/21              $10,000                   $10,000
8/31/21               10,559                    10,560
2/28/22                9,900                     9,765


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - MARCH (QMAR)

The investment objective of the FT Cboe Vest Nasdaq-100(R) Buffer ETF - March
(the "Fund") is to seek to provide investors with returns that match the price return of the Invesco QQQ Trust(SM), Series 1 (the "Underlying ETF"), up to a
predetermined upside cap of 15.51% (before fees and expenses) and 14.61% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer (before fees, expenses and taxes) against the first 10% of
Underlying ETF losses, over the period from March 22, 2021 to March 18, 2022
(the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options")
that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"QMAR."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                           6 Months       Inception
                                                                                            Ended         (3/19/21)
                                                                                           2/28/22       to 2/28/22
FUND PERFORMANCE
NAV                                                                                         -1.17%          9.58%
Market Price                                                                                -1.13%          9.58%

INDEX PERFORMANCE
Nasdaq 100 Stock Index                                                                      -8.63%         10.65%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 13.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               MARCH 19, 2021 - FEBRUARY 28, 2022

            FT Cboe Vest Nasdaq-100(R)       Nasdaq 100
                Buffer ETF - March           Stock Index
3/19/21              $10,000                   $10,000
8/31/21               11,088                    12,110
2/28/22               10,958                    11,065


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - JUNE (YJUN)

The investment objective of the FT Cboe Vest International Equity Buffer ETF -
June (the "Fund") is to seek to provide investors with returns that match the price return of the iShares MSCI EAFE ETF (the "Underlying ETF"), up to a
predetermined upside cap of 11.81% (before fees and expenses) and 10.91% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer (before fees and expenses) against the first 10% of
Underlying ETF losses, over the period from June 21, 2021 to June 17, 2022 (the
"Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options")
that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"YJUN."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                           6 Months       Inception
                                                                                            Ended         (6/18/21)
                                                                                           2/28/22       to 2/28/22
FUND PERFORMANCE
NAV                                                                                         -5.68%         -3.36%
Market Price                                                                                -5.12%         -3.36%

INDEX PERFORMANCE
MSCI EAFE Index                                                                             -7.52%         -5.61%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 13.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                JUNE 18, 2021 - FEBRUARY 28, 2022

            FT Cboe Vest International       Nasdaq 100
             Equity Buffer ETF - June        Stock Index
6/16/21              $10,000                   $10,000
8/31/21               10,246                    10,207
2/28/22                9,664                     9,439


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - JUNE (QJUN)

The investment objective of the FT Cboe Vest Nasdaq-100(R) Buffer ETF - June
(the "Fund") is to seek to provide investors with returns that match the price return of the Invesco QQQ Trust(SM), Series 1 (the "Underlying ETF"), up to a
predetermined upside cap of 13.00% (before fees and expenses) and 12.10% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer (before fees and expenses) against the first 10% of
Underlying ETF losses, over the period from June 21, 2021 to June 17, 2022 (the
"Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options")
that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"QJUN."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                           6 Months       Inception
                                                                                            Ended         (6/18/21)
                                                                                           2/28/22       to 2/28/22
FUND PERFORMANCE
NAV                                                                                         -3.20%          2.11%
Market Price                                                                                -3.01%          2.21%

INDEX PERFORMANCE
Nasdaq 100 Stock Index                                                                      -8.63%          1.34%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 13.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                JUNE 18, 2021 - FEBRUARY 28, 2022

            FT Cboe Vest Growth-100(R)       Nasdaq 100
                Buffer ETF - June            Stock Index
6/18/21              $10,000                   $10,000
8/31/21               10,549                    11,091
2/28/22               10,211                    10,134


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - JUNE (XJUN)

The investment objective of the FT Cboe Vest U.S. Equity Enhance & Moderate
Buffer ETF - June (the "Fund") is to seek to provide investors with returns of approximately twice any positive price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 6.16% (before fees and expenses) and 5.37% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer (before fees and expenses)
against the first 15% of Underlying ETF losses, over the period from July 13,
2021 to June 17, 2022 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R)
Options ("FLEX Options") that reference the price performance of the Underlying
ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome
Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new
Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period.
The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "XJUN."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                           6 Months       Inception
                                                                                            Ended         (7/12/21)
                                                                                           2/28/22       to 2/28/22
FUND PERFORMANCE
NAV                                                                                         -0.33%          0.98%
Market Price                                                                                 0.00%          1.08%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                                             -3.29%         -0.24%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 13.)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   JULY 12, 2021 - FEBRUARY 28, 2022

             FT Cboe Vest U.S. Equity
            Enhance & Moderate Buffer        S&P 500(R) Index -
                    ETF - June                  Price Return
7/12/21              $10,000                      $10,000
8/31/21               10,131                       10,315
2/28/22               10,098                        9,976


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - SEPTEMBER (YSEP)

The investment objective of the FT Cboe Vest International Equity Buffer ETF -
September (the "Fund") is to seek to provide investors with returns that match the price return of the iShares MSCI EAFE ETF (the "Underlying ETF"), up to a
predetermined upside cap of 12.93% (before fees, expenses and taxes) and 12.03%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of
Underlying ETF losses, over the period from September 20, 2021 through September
16, 2022 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible Exchange(R) Options ("FLEX
Options") that reference the price performance of the Underlying ETF. Subsequent
Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate on-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of
FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases
Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience result that are very different from the target outcomes sought by the Fund for that Outcome Period.
The Fund is classified as non-diversified under the Investment Company Act of
1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX
Exchange, Inc., under the ticker symbol "YSEP."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (9/17/21)
                                                                                                         to 2/28/22
FUND PERFORMANCE
NAV                                                                                                        -4.91%
Market Price                                                                                               -4.86%

INDEX PERFORMANCE
MSCI EAFE Index                                                                                            -7.21%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 13.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             SEPTEMBER 17, 2021 - FEBRUARY 28, 2022

             FT Cboe Vest International       MSCI EAFE
            Equity Buffer ETF - September       Index
9/17/21                $10,000                 $10,000
2/28/22                  9,509                   9,279


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - SEPTEMBER (QSPT)

The investment objective of the FT Cboe Vest Nasdaq-100(R) Buffer ETF -
September (the "Fund") is to seek to provide investors with returns that match the price return of the Invesco QQQ Trust(SM), Series 1 (the "Underlying ETF"),
up to a predetermined upside cap of 13.65% (before fees, expenses and taxes) and
12.75% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes)
of Underlying ETF losses, over the period from September 20, 2021 through
September 16, 2022 (the "Outcome Period"). Under normal market conditions, the
Fund will invest substantially all of its assets in FLexible Exchange(R) Options
("FLEX Options") that reference the price performance of the Underlying ETF.
Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate on-year anniversary of that new Outcome Period.
On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period.
This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience result that are very different from the target outcomes sought by the
Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"QSPT."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (9/17/21)
                                                                                                         to 2/28/22
FUND PERFORMANCE
NAV                                                                                                        -3.52%
Market Price                                                                                               -3.91%

INDEX PERFORMANCE
Nasdaq 100 Stock Index                                                                                     -7.15%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 13.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             SEPTEMBER 17, 2021 - FEBRUARY 28, 2022

            FT Cboe Vest Nasdaq-100(R)       Nasdaq 100
              Buffer ETF - September         Stock Index
9/17/21              $10,000                   $10,000
2/28/22                9,648                     9,285


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - DECEMBER (YDEC)

The investment objective of the FT Cboe Vest International Equity Buffer ETF -
December (the "Fund") is to seek to provide investors with returns that match the price return of the iShares MSCI EAFE ETF (the "Underlying ETF"), up to a
predetermined upside cap of 10.75% (before fees and expenses) and 9.85% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer (before fees and expenses) against the first 10% of
Underlying ETF losses, over the period from December 20, 2021 to December 16,
2022 (the "Outcome Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX
Options") that reference the price performance of the Underlying ETF. Subsequent
Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of
FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"YDEC."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (12/18/20)        (12/18/20)
                                                            2/28/22      2/28/22       to 2/28/22        to 8/31/21
FUND PERFORMANCE
NAV                                                          -6.96%      -0.49%          1.12%              1.35%
Market Price                                                 -6.87%      -0.25%          1.08%              1.30%

INDEX PERFORMANCE
MSCI EAFE Index                                              -7.52%       0.47%          1.86%              2.23%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 13.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              DECEMBER 18, 2020 - FEBRUARY 28, 2022

             FT Cboe Vest International      Nasdaq 100
            Equity Buffer ETF - December     Stock Index
12/18/20              $10,000                  $10,000
2/28/21                10,184                   10,175
8/31/21                10,892                   11,055
2/28/22                10,135                   10,223


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to December 20, 2021, the Fund's investment objective included an upside cap of 13.79% (before fees, expenses and taxes) and 12.89% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of December 21, 2020 to December 17, 2021.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - DECEMBER (QDEC)

The investment objective of the FT Cboe Vest Nasdaq-100(R) Buffer ETF - December
(the "Fund") is to seek to provide investors with returns that match the price return of the Invesco QQQ Trust(SM), Series 1 (the "Underlying ETF"), up to a
predetermined upside cap of 15.89% (before fees and expenses) and 14.99% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer (before fees and expenses) against the first 10% of
Underlying ETF losses, over the period from December 20, 2021 to December 16,
2022 (the "Outcome Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX
Options") that reference the price performance of the Underlying ETF. Subsequent
Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of
FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"QDEC."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                            6 Months     1 Year        Inception          Inception
                                                             Ended        Ended        (12/18/20)        (12/18/20)
                                                            2/28/22      2/28/22       to 2/28/22        to 8/31/21
FUND PERFORMANCE
NAV                                                          -3.46%       8.57%          8.10%              9.78%
Market Price                                                 -3.77%       8.35%          7.65%              9.22%

INDEX PERFORMANCE
Nasdaq 100 Stock Index                                       -8.63%      10.29%          9.74%             11.77%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 13.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              DECEMBER 18, 2020 - FEBRUARY 28, 2022

            FT Cboe Vest Nasdaq-100(R)       Nasdaq 100
              Buffer ETF - December          Stock Index
12/18/20             $10,000                   $10,000
2/28/21               10,111                    10,134
8/31/21               11,371                    12,233
2/28/22               10,978                    11,177


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to December 20, 2021, the Fund's investment objective included an upside cap of 17.04% (before fees, expenses and taxes) and 16.14% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of December 21, 2020 to December 17, 2021.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - DECEMBER (XDEC)

The investment objective of the FT Cboe Vest U.S. Equity Enhance & Moderate
Buffer ETF - December (the "Fund") is to seek to provide investors with returns of approximately twice any positive price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 8.58% (before fees, expenses and taxes) and 7.73% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 15% (before fees, expenses and taxes) of Underlying ETF losses, over the period from December 20, 2021 through December 16, 2022 (the "Outcome Period").
Under normal market conditions, the Fund will invest substantially all of its assets in FLexible Exchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate on-year anniversary of that new Outcome Period. On the first day of each new Outcome
Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience result that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "XDEC."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                         (12/17/21)
                                                                                                         to 2/28/22
FUND PERFORMANCE
NAV                                                                                                        -1.61%
Market Price                                                                                               -1.78%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                                                            -5.34%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 13.)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 DECEMBER 17, 2021 - FEBRUARY 28, 2022

             FT Cboe Vest U.S. Equity
            Enhance & Moderate Buffer        S&P 500(R) Index -
                  ETF - December                Price Return
12/17/21             $10,000                      $10,000
2/28/22                9,839                        9,466


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of each
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

                                                                         Page 13


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to FT Cboe Vest International Equity Buffer ETF - March ("YMAR"), FT
Cboe Vest Nasdaq-100(R) Buffer ETF - March ("QMAR"), FT Cboe Vest International
Equity Buffer ETF - June ("YJUN"), FT Cboe Vest Nasdaq-100(R) Buffer ETF - June
("QJUN"), FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June
("XJUN"), FT Cboe Vest International Equity Buffer ETF - September ("YSEP"), FT
Cboe Vest Nasdaq-100(R) Buffer ETF - September ("QSPT"), FT Cboe Vest
International Equity Buffer ETF - December ("YDEC"), FT Cboe Vest Nasdaq-100(R)
Buffer ETF - December ("QDEC"), and FT Cboe Vest U.S. Equity Enhance & Moderate
Buffer ETF - December ("XDEC") (each a "Fund" and collectively, the "Funds").
First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

Cboe Vest(SM) Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the investment sub-advisor to the Funds. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Cboe Vest, with principal offices at 1765 Greensboro
Station Pl, 9th Floor, McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $6.0 billion under management or committed to management as of
February 28, 2022.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST

HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST


                      This page intentionally left blank.


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2022 (UNAUDITED)

As a shareholder of FT Cboe Vest International Equity Buffer ETF - March, FT
Cboe Vest Nasdaq-100(R) Buffer ETF - March, FT Cboe Vest International Equity
Buffer ETF - June, FT Cboe Vest Nasdaq-100(R) Buffer ETF - June, FT Cboe Vest
U.S. Equity Enhance & Moderate Buffer ETF - June, FT Cboe Vest International
Equity Buffer ETF - September, FT Cboe Vest Nasdaq-100(R) Buffer ETF -
September, FT Cboe Vest International Equity Buffer ETF - December, FT Cboe Vest
Nasdaq-100(R) Buffer ETF - December or FT Cboe Vest U.S. Equity Enhance &
Moderate Buffer ETF - December (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended February 28, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this six-month (or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                          EXPENSE RATIO        EXPENSES PAID
                                                   BEGINNING               ENDING          BASED ON THE          DURING THE
                                                 ACCOUNT VALUE          ACCOUNT VALUE       SIX-MONTH            SIX-MONTH
                                               SEPTEMBER 1, 2021      FEBRUARY 28, 2022       PERIOD             PERIOD (a)
---------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - MARCH (YMAR)
Actual                                             $1,000.00              $  937.60           0.90%                $4.32
Hypothetical (5% return before expenses)           $1,000.00              $1,020.33           0.90%                $4.51

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - MARCH (QMAR)
Actual                                             $1,000.00              $  988.30           0.90%                $4.44
Hypothetical (5% return before expenses)           $1,000.00              $1,020.33           0.90%                $4.51

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - JUNE (YJUN)
Actual                                             $1,000.00              $  943.20           0.90%                $4.34
Hypothetical (5% return before expenses)           $1,000.00              $1,020.33           0.90%                $4.51

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - JUNE (QJUN)
Actual                                             $1,000.00              $  968.00           0.90%                $4.39
Hypothetical (5% return before expenses)           $1,000.00              $1,020.33           0.90%                $4.51

FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - JUNE (XJUN)
Actual                                             $1,000.00              $  996.70           0.85%                $4.21
Hypothetical (5% return before expenses)           $1,000.00              $1,020.58           0.85%                $4.26



FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                          EXPENSE RATIO        EXPENSES PAID
                                                   BEGINNING               ENDING          BASED ON THE          DURING THE
                                                 ACCOUNT VALUE          ACCOUNT VALUE       SIX-MONTH            SIX-MONTH
                                               SEPTEMBER 1, 2021      FEBRUARY 28, 2022       PERIOD             PERIOD (a)
---------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - DECEMBER (YDEC)
Actual                                             $1,000.00              $  930.40           0.90%                $4.31
Hypothetical (5% return before expenses)           $1,000.00              $1,020.33           0.90%                $4.51

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - DECEMBER (QDEC)
Actual                                             $1,000.00              $  965.40           0.90%                $4.39
Hypothetical (5% return before expenses)           $1,000.00              $1,020.33           0.90%                $4.51



---------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO      DURING THE PERIOD
                                                   BEGINNING               ENDING          BASED ON THE    SEPTEMBER 17, 2021 (b)
                                                 ACCOUNT VALUE          ACCOUNT VALUE     NUMBER OF DAYS             TO
                                             SEPTEMBER 17, 2021 (b)   FEBRUARY 28, 2022   IN THE PERIOD    FEBRUARY 28, 2022 (c)
---------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - SEPTEMBER (YSEP)
Actual                                             $1,000.00              $  950.90           0.90%                $3.97
Hypothetical (5% return before expenses)           $1,000.00              $1,020.33           0.90%                $4.51

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - SEPTEMBER (QSPT)
Actual                                             $1,000.00              $  964.80           0.90%                $4.00
Hypothetical (5% return before expenses)           $1,000.00              $1,020.33           0.90%                $4.51



---------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO      DURING THE PERIOD
                                                   BEGINNING               ENDING          BASED ON THE    DECEMBER 17, 2021 (b)
                                                 ACCOUNT VALUE          ACCOUNT VALUE     NUMBER OF DAYS             TO
                                             DECEMBER 17, 2021 (b)    FEBRUARY 28, 2022   IN THE PERIOD    FEBRUARY 28, 2022 (d)
---------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - DECEMBER (XDEC)
Actual                                             $1,000.00              $  983.90           0.85%                $1.71
Hypothetical (5% return before expenses)           $1,000.00              $1,020.58           0.85%                $4.26


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2021 through February 28, 2022), multiplied by 181/365 (to reflect the six-month period).

(b)   Inception date.

(c)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
      (September 17, 2021 through February 28, 2022), multiplied by 165/365.
      Hypothetical expenses are assumed for the most recent six-month period.

(d)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
      (December 17, 2021 through February 28, 2022), multiplied by 74/365.
      Hypothetical expenses are assumed for the most recent six-month period.

                                                                         Page 17


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - MARCH (YMAR)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.5%

        72,708  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      72,708
                (Cost $72,708)                                                                                   --------------

                TOTAL INVESTMENTS -- 0.5%......................................................................          72,708
                (Cost $72,708)                                                                                   --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 100.6%

CALL OPTIONS PURCHASED -- 95.8%
         2,096  iShares MSCI EAFE ETF..............................   $  15,346,912   $      0.76    03/18/22        15,189,386
                (Cost $16,058,676)                                                                               --------------

PUT OPTIONS PURCHASED -- 4.8%
         2,096  iShares MSCI EAFE ETF..............................      15,346,912         76.43    03/18/22           759,151
                (Cost $713,338)                                                                                  --------------

                TOTAL PURCHASED OPTIONS........................................................................      15,948,537
                (Cost $16,772,014)                                                                               --------------

WRITTEN OPTIONS -- (1.0)%

CALL OPTIONS WRITTEN -- (0.0)%
        (2,096) iShares MSCI EAFE ETF..............................     (15,346,912)        87.27    03/18/22            (1,770)
                (Premiums received $126,357)                                                                     --------------

PUT OPTIONS WRITTEN -- (1.0)%
        (2,096) iShares MSCI EAFE ETF..............................     (15,346,912)        68.79    03/18/22          (152,182)
                (Premiums received $315,207)                                                                     --------------

                TOTAL WRITTEN OPTIONS..........................................................................        (153,952)
                (Premiums received $441,564)                                                                     --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (10,031)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   15,857,262
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 18                 See Notes to Financial Statements


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - MARCH (YMAR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $       72,708    $       72,708    $           --    $           --
Call Options Purchased...............................        15,189,386                --        15,189,386                --
Put Options Purchased................................           759,151                --           759,151                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   16,021,245    $       72,708    $   15,948,537    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $       (1,770)   $           --    $       (1,770)   $           --
Put Options Written..................................          (152,182)               --          (152,182)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $     (153,952)   $           --    $     (153,952)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 19


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - MARCH (QMAR)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.3%

        44,034  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $       44,034
                (Cost $44,034)                                                                                   --------------

                TOTAL INVESTMENTS -- 0.3%......................................................................          44,034
                (Cost $44,034)                                                                                   --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 100.7%

CALL OPTIONS PURCHASED -- 100.2%
           448  Invesco QQQ Trust(SM), Series 1....................   $  15,536,640   $      3.13    03/18/22        15,397,633
                (Cost $14,435,726)                                                                               --------------

PUT OPTIONS PURCHASED -- 0.5%
           448  Invesco QQQ Trust(SM), Series 1....................      15,536,640        313.14    03/18/22            77,932
                (Cost $1,138,532)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      15,475,565
                (Cost $15,574,258)                                                                               --------------

WRITTEN OPTIONS -- (0.9)%

CALL OPTIONS WRITTEN -- (0.8)%
          (448) Invesco QQQ Trust(SM), Series 1....................     (15,536,640)       361.71    03/18/22          (121,436)
                (Premiums received $645,266)                                                                     --------------

PUT OPTIONS WRITTEN -- (0.1)%
          (448) Invesco QQQ Trust(SM), Series 1....................     (15,536,640)       281.83    03/18/22           (18,435)
                (Premiums received $692,770)                                                                     --------------

                TOTAL WRITTEN OPTIONS..........................................................................        (139,871)
                (Premiums received $1,338,036)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (10,618)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   15,369,110
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 20                 See Notes to Financial Statements


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - MARCH (QMAR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $       44,034    $       44,034    $           --    $           --
Call Options Purchased...............................        15,397,633                --        15,397,633                --
Put Options Purchased................................            77,932                --            77,932                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   15,519,599    $       44,034    $   15,475,565    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $     (121,436)   $           --    $     (121,436)   $           --
Put Options Written..................................           (18,435)               --           (18,435)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $     (139,871)   $           --    $     (139,871)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 21


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - JUNE (YJUN)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.7%

       100,777  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      100,777
                (Cost $100,777)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.7%......................................................................         100,777
                (Cost $100,777)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 103.2%

CALL OPTIONS PURCHASED -- 94.0%
         1,905  iShares MSCI EAFE ETF..............................   $  13,948,410   $      0.79    06/17/22        13,588,952
                (Cost $14,511,299)                                                                               --------------

PUT OPTIONS PURCHASED -- 9.2%
         1,905  iShares MSCI EAFE ETF..............................      13,948,410         78.52    06/17/22         1,333,745
                (Cost $1,044,485)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      14,922,697
                (Cost $15,555,784)                                                                               --------------

WRITTEN OPTIONS -- (3.8)%

CALL OPTIONS WRITTEN -- (0.1)%
        (1,905) iShares MSCI EAFE ETF..............................     (13,948,410)        87.79    06/17/22            (9,613)
                (Premiums received $142,081)                                                                     --------------

PUT OPTIONS WRITTEN -- (3.7)%
        (1,905) iShares MSCI EAFE ETF..............................     (13,948,410)        70.67    06/17/22          (543,927)
                (Premiums received $501,564)                                                                     --------------

                TOTAL WRITTEN OPTIONS..........................................................................        (553,540)
                (Premiums received $643,645)                                                                     --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................          (9,495)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   14,460,439
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 22                 See Notes to Financial Statements


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - JUNE (YJUN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      100,777    $      100,777    $           --    $           --
Call Options Purchased...............................        13,588,952                --        13,588,952                --
Put Options Purchased................................         1,333,745                --         1,333,745                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   15,023,474    $      100,777    $   14,922,697    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $       (9,613)   $           --    $       (9,613)   $           --
Put Options Written..................................          (543,927)               --          (543,927)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $     (553,540)   $           --    $     (553,540)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 23


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - JUNE (QJUN)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.5%

       120,255  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      120,255
                (Cost $120,255)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.5%......................................................................         120,255
                (Cost $120,255)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 103.5%

CALL OPTIONS PURCHASED -- 98.1%
           667  Invesco QQQ Trust(SM), Series 1....................   $  23,131,560   $      3.43    06/17/22        22,889,723
                (Cost $23,190,508)                                                                               --------------

PUT OPTIONS PURCHASED -- 5.4%
           667  Invesco QQQ Trust(SM), Series 1....................      23,131,560        342.63    06/17/22         1,248,373
                (Cost $1,703,708)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      24,138,096
                (Cost $24,894,216)                                                                               --------------

WRITTEN OPTIONS -- (3.9)%

CALL OPTIONS WRITTEN -- (1.4)%
          (667) Invesco QQQ Trust(SM), Series 1....................     (23,131,560)       387.17    06/17/22          (319,940)
                (Premiums received $863,562)                                                                     --------------

PUT OPTIONS WRITTEN -- (2.5)%
          (667) Invesco QQQ Trust(SM), Series 1....................     (23,131,560)       308.37    06/17/22          (591,435)
                (Premiums received $973,455)                                                                     --------------

                TOTAL WRITTEN OPTIONS..........................................................................        (911,375)
                (Premiums received $1,837,017)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (15,586)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   23,331,390
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 24                 See Notes to Financial Statements


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - JUNE (QJUN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      120,255    $      120,255    $           --    $           --
Call Options Purchased...............................        22,889,723                --        22,889,723                --
Put Options Purchased................................         1,248,373                --         1,248,373                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   24,258,351    $      120,255    $   24,138,096    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $     (319,940)   $           --    $     (319,940)   $           --
Put Options Written..................................          (591,435)               --          (591,435)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $     (911,375)   $           --    $     (911,375)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 25


FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - JUNE (XJUN)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.6%

        72,655  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $       72,655
                (Cost $72,655)                                                                                   --------------

                TOTAL INVESTMENTS -- 0.6%......................................................................          72,655
                (Cost $72,655)                                                                                   --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 107.0%

CALL OPTIONS PURCHASED -- 101.7%
           272  SPDR(R) S&P 500(R) ETF Trust.......................   $  11,876,336   $      4.37    06/17/22        11,666,577
           272  SPDR(R) S&P 500(R) ETF Trust.......................      11,876,336        437.08    06/17/22           544,402
                                                                                                                 --------------
                TOTAL CALL OPTIONS PURCHASED...................................................................      12,210,979
                (Cost $12,451,812)                                                                               --------------

PUT OPTIONS PURCHASED -- 5.3%
           272  SPDR(R) S&P 500(R) ETF Trust.......................      11,876,336        437.08    06/17/22           631,881
                (Cost $747,299)                                                                                  --------------

                TOTAL PURCHASED OPTIONS........................................................................      12,842,860
                (Cost $13,199,111)                                                                               --------------

WRITTEN OPTIONS -- (7.5)%

CALL OPTIONS WRITTEN -- (5.8)%
          (544) SPDR(R) S&P 500(R) ETF Trust.......................     (23,752,672)       450.54    06/17/22          (703,000)
                (Premiums received $1,034,929)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.7)%
          (272) SPDR(R) S&P 500(R) ETF Trust.......................     (11,876,336)       371.52    06/17/22          (202,571)
                (Premiums received $312,207)                                                                     --------------

                TOTAL WRITTEN OPTIONS..........................................................................        (905,571)
                (Premiums received $1,347,136)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................          (7,857)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   12,002,087
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 26                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - JUNE (XJUN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $       72,655    $       72,655    $           --     $          --
Call Options Purchased...............................        12,210,979                --        12,210,979                --
Put Options Purchased................................           631,881                --           631,881                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   12,915,515    $       72,655    $   12,842,860    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $     (703,000)   $           --    $     (703,000)   $           --
Put Options Written..................................          (202,571)               --          (202,571)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $     (905,571)   $           --    $     (905,571)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 27


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - SEPTEMBER (YSEP)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.9%

        79,532  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $       79,532
                (Cost $79,532)                                                                                   --------------

                TOTAL INVESTMENTS -- 0.9%......................................................................          79,532
                (Cost $79,532)                                                                                   --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 105.1%

CALL OPTIONS PURCHASED -- 93.2%
         1,116  iShares MSCI EAFE ETF..............................   $   8,171,352   $      0.81    09/16/22         7,961,925
                (Cost $8,536,675)                                                                                --------------

PUT OPTIONS PURCHASED -- 11.9%
         1,116  iShares MSCI EAFE ETF..............................       8,171,352         80.50    09/16/22         1,011,489
                (Cost $713,244)                                                                                  --------------

                TOTAL PURCHASED OPTIONS........................................................................       8,973,414
                (Cost $9,249,919)                                                                                --------------

WRITTEN OPTIONS -- (5.9)%

CALL OPTIONS WRITTEN -- (0.1)%
        (1,116) iShares MSCI EAFE ETF..............................      (8,171,352)        90.91    09/16/22           (11,195)
                (Premiums received $54,858)                                                                      --------------

PUT OPTIONS WRITTEN -- (5.8)%
        (1,116) iShares MSCI EAFE ETF..............................      (8,171,352)        72.45    09/16/22          (494,772)
                (Premiums received $353,631)                                                                     --------------

                TOTAL WRITTEN OPTIONS..........................................................................        (505,967)
                (Premiums received $408,489)                                                                     --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................          (5,445)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $    8,541,534
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 28                 See Notes to Financial Statements


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - SEPTEMBER (YSEP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $       79,532    $       79,532    $           --    $           --
Call Options Purchased...............................         7,961,925                --         7,961,925                --
Put Options Purchased................................         1,011,489                --         1,011,489                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $    9,052,946    $       79,532    $    8,973,414    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $      (11,195)   $           --    $      (11,195)   $           --
Put Options Written..................................          (494,772)               --          (494,772)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $     (505,967)   $           --    $     (505,967)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 29


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - SEPTEMBER (QSPT)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.8%

       193,936  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      193,936
                (Cost $193,936)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.8%......................................................................         193,936
                (Cost $193,936)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 106.3%

CALL OPTIONS PURCHASED -- 95.0%
           675  Invesco QQQ Trust(SM), Series 1....................   $  23,409,000   $      3.74    09/16/22        23,126,604
                (Cost $24,924,991)                                                                               --------------

PUT OPTIONS PURCHASED -- 11.3%
           675  Invesco QQQ Trust(SM), Series 1....................      23,409,000        373.83    09/16/22         2,750,324
                (Cost $2,287,116)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      25,876,928
                (Cost $27,212,107)                                                                               --------------

WRITTEN OPTIONS -- (7.0)%

CALL OPTIONS WRITTEN -- (0.8)%
          (675) Invesco QQQ Trust(SM), Series 1....................     (23,409,000)       424.86    09/16/22          (186,337)
                (Premiums received $748,493)                                                                     --------------

PUT OPTIONS WRITTEN -- (6.2)%
          (675) Invesco QQQ Trust(SM), Series 1....................     (23,409,000)       336.45    09/16/22        (1,518,627)
                (Premiums received $1,349,875)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (1,704,964)
                (Premiums received $2,098,368)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (17,590)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   24,348,310
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 30                 See Notes to Financial Statements


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - SEPTEMBER (QSPT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      193,936    $      193,936    $           --     $          --
Call Options Purchased...............................        23,126,604                --        23,126,604                --
Put Options Purchased................................         2,750,324                --         2,750,324                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   26,070,864    $      193,936    $   25,876,928    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $     (186,337)   $           --    $     (186,337)   $           --
Put Options Written..................................        (1,518,627)               --        (1,518,627)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (1,704,964)   $           --    $   (1,704,964)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 31


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - DECEMBER (YDEC)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.2%

       133,554  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      133,554
                (Cost $133,554)                                                                                  --------------

                TOTAL INVESTMENTS -- 1.2%.......................................................................        133,554
                (Cost $133,554)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 105.2%

CALL OPTIONS PURCHASED -- 95.3%
         1,506  iShares MSCI EAFE ETF..............................   $  11,026,932   $      0.77    12/16/22        10,659,838
                (Cost $11,203,621)                                                                               --------------

PUT OPTIONS PURCHASED -- 9.9%
         1,506  iShares MSCI EAFE ETF..............................      11,026,932         76.65    12/16/22         1,110,654
                (Cost $907,085)                                                                                  --------------

                TOTAL PURCHASED OPTIONS........................................................................      11,770,492
                (Cost $12,110,706)                                                                               --------------

WRITTEN OPTIONS -- (6.4)%

CALL OPTIONS WRITTEN -- (0.9)%
        (1,506) iShares MSCI EAFE ETF..............................     (11,026,932)        84.89    12/16/22          (101,393)
                (Premiums received $202,150)                                                                     --------------

PUT OPTIONS WRITTEN -- (5.5)%
        (1,506) iShares MSCI EAFE ETF..............................     (11,026,932)        68.99    12/16/22          (610,733)
                (Premiums received $500,876)                                                                     --------------

                TOTAL WRITTEN OPTIONS..........................................................................        (712,126)
                (Premiums received $703,026)                                                                     --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.0)%.....................................................          (7,884)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   11,184,036
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 32                 See Notes to Financial Statements


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - DECEMBER (YDEC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      133,554    $      133,554    $           --    $           --
Call Options Purchased...............................        10,659,838                --        10,659,838                --
Put Options Purchased................................         1,110,654                --         1,110,654                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   11,904,046    $      133,554    $   11,770,492    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $     (101,393)   $           --    $     (101,393)   $           --
Put Options Written..................................          (610,733)               --          (610,733)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $     (712,126)   $           --    $     (712,126)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 33


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - DECEMBER (QDEC)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.1%

     1,125,651  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $    1,125,651
                (Cost $1,125,651)                                                                                --------------

                TOTAL INVESTMENTS -- 1.1%......................................................................       1,125,651
                (Cost $1,125,651)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 108.5%

CALL OPTIONS PURCHASED -- 94.1%
         2,875  Invesco QQQ Trust(SM), Series 1....................   $  99,705,000   $      3.85    12/16/22        98,381,776
                (Cost $107,302,061)                                                                              --------------

PUT OPTIONS PURCHASED -- 14.4%
         2,875  Invesco QQQ Trust(SM), Series 1....................      99,705,000        384.91    12/16/22        14,986,205
                (Cost $11,554,146)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     113,367,981
                (Cost $118,856,207)                                                                              --------------

WRITTEN OPTIONS -- (9.5)%

CALL OPTIONS WRITTEN -- (0.9)%
        (2,875) Invesco QQQ Trust(SM), Series 1....................     (99,705,000)       446.07    12/16/22          (887,932)
                (Premiums received $3,188,981)                                                                   --------------

PUT OPTIONS WRITTEN -- (8.6)%
        (2,875) Invesco QQQ Trust(SM), Series 1....................     (99,705,000)       346.42    12/16/22        (9,015,131)
                (Premiums received $7,207,577)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (9,903,063)
                (Premiums received $10,396,558)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (69,237)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  104,521,332
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 34                 See Notes to Financial Statements


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - DECEMBER (QDEC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $    1,125,651    $    1,125,651    $           --    $           --
Call Options Purchased...............................        98,381,776                --        98,381,776                --
Put Options Purchased................................        14,986,205                --        14,986,205                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $  114,493,632    $    1,125,651    $  113,367,981    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $     (887,932)   $           --    $     (887,932)   $           --
Put Options Written..................................        (9,015,131)               --        (9,015,131)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (9,903,063)   $           --    $   (9,903,063)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 35


FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - DECEMBER (XDEC)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.0%

       361,298  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)......................  $      361,298
                (Cost $361,298)                                                                                  --------------

                TOTAL INVESTMENTS -- 1.0%......................................................................         361,298
                (Cost $361,298)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 109.2%

CALL OPTIONS PURCHASED -- 99.1%
           792  SPDR(R) S&P 500(R) ETF Trust.......................   $  34,581,096   $      4.61    12/16/22        33,841,941
           792  SPDR(R) S&P 500(R) ETF Trust.......................      34,581,096        459.88    12/16/22         1,647,408
                                                                                                                 --------------
                TOTAL CALL OPTIONS PURCHASED...................................................................      35,489,349
                (Cost $36,763,418)                                                                               --------------

PUT OPTIONS PURCHASED -- 10.1%
           792  SPDR(R) S&P 500(R) ETF Trust.......................      34,581,096        459.88    12/16/22         3,623,740
                (Cost $3,389,891)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      39,113,089
                (Cost $40,153,309)                                                                               --------------

WRITTEN OPTIONS -- (10.1)%

CALL OPTIONS WRITTEN -- (5.6)%
        (1,584) SPDR(R) S&P 500(R) ETF Trust.......................     (69,162,192)       479.60    12/16/22        (2,024,252)
                (Premiums received $2,836,997)                                                                   --------------

PUT OPTIONS WRITTEN -- (4.5)%
          (792) SPDR(R) S&P 500(R) ETF Trust.......................     (34,581,096)       390.89    12/16/22        (1,597,467)
                (Premiums received $1,628,707)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (3,621,719)
                (Premiums received $4,465,704)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (20,672)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   35,831,996
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2022.

Page 36                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - DECEMBER (XDEC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds...................................    $      361,298    $      361,298    $           --    $           --
Call Options Purchased...............................        35,489,349                --        35,489,349                --
Put Options Purchased................................         3,623,740                --         3,623,740                --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   39,474,387    $      361,298    $   39,113,089    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written.................................    $   (2,024,252)   $           --    $   (2,024,252)   $           --
Put Options Written..................................        (1,597,467)               --        (1,597,467)               --
                                                         --------------    --------------    --------------    --------------
Total................................................    $   (3,621,719)   $           --    $   (3,621,719)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 37


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2022 (UNAUDITED)


                                                    FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
                                                   INTERNATIONAL        NASDAQ-100(R)        INTERNATIONAL        NASDAQ-100(R)
                                                   EQUITY BUFFER           BUFFER            EQUITY BUFFER           BUFFER
                                                    ETF - MARCH          ETF - MARCH          ETF - JUNE           ETF - JUNE
                                                       (YMAR)              (QMAR)               (YJUN)               (QJUN)
                                                  ----------------    -----------------    -----------------    -----------------
ASSETS:
Investments, at value...........................  $         72,708    $          44,034    $         100,777    $         120,255
Options contracts purchased, at value...........        15,948,537           15,475,565           14,922,697           24,138,096
Cash............................................                --                   13                   26                   --
Dividends receivable............................                 1                    2                    2                    3
                                                  ----------------    -----------------    -----------------    -----------------
   Total Assets.................................        16,021,246           15,519,614           15,023,502           24,258,354
                                                  ----------------    -----------------    -----------------    -----------------
LIABILITIES:
Options contracts written, at value.............           153,952              139,871              553,540              911,375
Investment advisory fees payable................            10,032               10,633                9,523               15,589
                                                  ----------------    -----------------    -----------------    -----------------
   Total Liabilities............................           163,984              150,504              563,063              926,964
                                                  ----------------    -----------------    -----------------    -----------------
NET ASSETS......................................  $     15,857,262    $      15,369,110    $      14,460,439    $      23,331,390
                                                  ================    =================    =================    =================

NET ASSETS CONSIST OF:
Paid-in capital.................................  $     16,482,065    $      14,345,980    $      15,038,317    $      22,999,338
Par value.......................................             8,000                7,000                7,500               11,500
Accumulated distributable earnings (loss).......          (632,803)           1,016,130             (585,378)             320,552
                                                  ----------------    -----------------    -----------------    -----------------
NET ASSETS......................................  $     15,857,262    $      15,369,110    $      14,460,439    $      23,331,390
                                                  ================    =================    =================    =================
NET ASSET VALUE, per share......................  $          19.82    $           21.96    $           19.28    $           20.29
                                                  ================    =================    =================    =================
Number of shares outstanding (unlimited number
   of shares authorized, par value
   $0.01 per share).............................           800,002              700,002              750,002            1,150,002
                                                  ================    =================    =================    =================
Investments, at cost............................  $         72,708    $          44,034    $         100,777    $         120,255
                                                  ================    =================    =================    =================
Premiums paid on options contracts purchased....  $     16,772,014    $      15,574,258    $      15,555,784    $      24,894,216
                                                  ================    =================    =================    =================
Premiums received on options contracts written..  $        441,564    $       1,338,036    $         643,645    $       1,837,017
                                                  ================    =================    =================    =================


Page 38                 See Notes to Financial Statements



   FT CBOE VEST                                                                                                   FT CBOE VEST
   U.S. EQUITY           FT CBOE VEST          FT CBOE VEST           FT CBOE VEST          FT CBOE VEST           U.S. EQUITY
    ENHANCE &            INTERNATIONAL         NASDAQ-100(R)         INTERNATIONAL          NASDAQ-100(R)           ENHANCE &
 MODERATE BUFFER         EQUITY BUFFER            BUFFER             EQUITY BUFFER             BUFFER            MODERATE BUFFER
    ETF - JUNE          ETF - SEPTEMBER       ETF - SEPTEMBER        ETF - DECEMBER        ETF - DECEMBER        ETF - DECEMBER
      (XJUN)                (YSEP)                (QSPT)                 (YDEC)                (QDEC)                (XDEC)
------------------     -----------------     -----------------     ------------------     -----------------     -----------------

$           72,655     $          79,532     $         193,936     $          133,554     $       1,125,651     $         361,298
        12,842,860             8,973,414            25,876,928             11,770,492           113,367,981            39,113,089
                --                    --                    --                     --                    --                    --
                 2                     2                     9                      3                    25                     5
------------------     -----------------     -----------------     ------------------     -----------------     -----------------
        12,915,517             9,052,948            26,070,873             11,904,049           114,493,657            39,474,392
------------------     -----------------     -----------------     ------------------     -----------------     -----------------

           905,571               505,967             1,704,964                712,126             9,903,063             3,621,719
             7,859                 5,447                17,599                  7,887                69,262                20,677
------------------     -----------------     -----------------     ------------------     -----------------     -----------------
           913,430               511,414             1,722,563                720,013             9,972,325             3,642,396
------------------     -----------------     -----------------     ------------------     -----------------     -----------------
$       12,002,087     $       8,541,534     $      24,348,310     $       11,184,036     $     104,521,332     $      35,831,996
==================     =================     =================     ==================     =================     =================

$       11,947,328     $       8,907,861     $      25,219,847     $       11,486,630     $      99,105,418     $      36,053,913
             4,000                 4,500                12,500                  5,500                48,000                12,000
            50,759              (370,827)             (884,037)              (308,094)            5,367,914              (233,917)
------------------     -----------------     -----------------     ------------------     -----------------     -----------------
$       12,002,087     $       8,541,534     $      24,348,310     $       11,184,036     $     104,521,332     $      35,831,996
==================     =================     =================     ==================     =================     =================
$            30.01     $           18.98     $           19.48     $            20.33     $           21.78     $           29.86
==================     =================     =================     ==================     =================     =================

           400,002               450,002             1,250,002                550,002             4,800,002             1,200,002
==================     =================     =================     ==================     =================     =================
$           72,655     $          79,532     $         193,936     $          133,554     $       1,125,651     $         361,298
==================     =================     =================     ==================     =================     =================
$       13,199,111     $       9,249,919     $      27,212,107     $       12,110,706     $     118,856,207     $      40,153,309
==================     =================     =================     ==================     =================     =================
$        1,347,136     $         408,489     $       2,098,368     $          703,026     $      10,396,558     $       4,465,704
==================     =================     =================     ==================     =================     =================


                        See Notes to Financial Statements                Page 39


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 28, 2022 (UNAUDITED)


                                                    FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
                                                   INTERNATIONAL        NASDAQ-100(R)        INTERNATIONAL        NASDAQ-100(R)
                                                   EQUITY BUFFER           BUFFER            EQUITY BUFFER           BUFFER
                                                    ETF - MARCH          ETF - MARCH          ETF - JUNE           ETF - JUNE
                                                       (YMAR)              (QMAR)               (YJUN)               (QJUN)
                                                  ----------------    -----------------    -----------------    -----------------
INVESTMENT INCOME:
Dividends.......................................  $              1    $              30    $              25    $              40
                                                  ----------------    -----------------    -----------------    -----------------
   Total investment income......................                 1                   30                   25                   40
                                                  ----------------    -----------------    -----------------    -----------------
EXPENSES:
Investment advisory fees........................            56,422               72,313               69,093              117,943
                                                  ----------------    -----------------    -----------------    -----------------
   Total expenses...............................            56,422               72,313               69,093              117,943
                                                  ----------------    -----------------    -----------------    -----------------
NET INVESTMENT INCOME (LOSS)....................           (56,421)             (72,283)             (69,068)            (117,903)
                                                  ----------------    -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Purchased options contracts..................           (72,710)              93,666             (106,096)             332,652
   Written options contracts....................            56,491              (43,568)              85,339              (91,999)
   In-kind redemptions - Purchased options
      contracts.................................                --                   --               27,570               27,523
   In-kind redemptions - Written options
      contracts.................................                --                   --               32,393               39,302
                                                  ----------------    -----------------    -----------------    -----------------
Net realized gain (loss)........................          (16,219)               50,098               39,206              307,478
                                                  ----------------    -----------------    -----------------    -----------------
Net change in unrealized appreciation
   (depreciation) on:
   Purchased options contracts..................          (881,078)          (1,847,983)            (783,878)          (2,265,018)
   Written options contracts....................            94,593            1,664,622              (8,511)            1,360,561
                                                  ----------------    -----------------    -----------------    -----------------
Net change in unrealized appreciation
   (depreciation)...............................          (786,485)            (183,361)            (792,389)            (904,457)
                                                  ----------------    -----------------    -----------------    -----------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)..................................          (802,704)            (133,263)            (753,183)            (596,979)
                                                  ----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS....................  $       (859,125)   $        (205,546)   $        (822,251)   $        (714,882)
                                                  ================    =================    =================    =================


(a)   Inception date is September 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Inception date is December 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 40                 See Notes to Financial Statements



   FT CBOE VEST                                                                                                   FT CBOE VEST
   U.S. EQUITY           FT CBOE VEST          FT CBOE VEST           FT CBOE VEST          FT CBOE VEST           U.S. EQUITY
    ENHANCE &            INTERNATIONAL         NASDAQ-100(R)         INTERNATIONAL          NASDAQ-100(R)           ENHANCE &
 MODERATE BUFFER         EQUITY BUFFER            BUFFER             EQUITY BUFFER             BUFFER            MODERATE BUFFER
    ETF - JUNE          ETF - SEPTEMBER       ETF - SEPTEMBER        ETF - DECEMBER        ETF - DECEMBER        ETF - DECEMBER
      (XJUN)              (YSEP) (a)            (QSPT) (a)               (YDEC)                (QDEC)              (XDEC) (b)
------------------     -----------------     -----------------     ------------------     -----------------     -----------------

$               10     $               8     $              33     $               18     $              91     $              10
------------------     -----------------     -----------------     ------------------     -----------------     -----------------
                10                     8                    33                     18                    91                    10
------------------     -----------------     -----------------     ------------------     -----------------     -----------------

            29,723                20,192                96,891                 52,118               352,374                28,822
------------------     -----------------     -----------------     ------------------     -----------------     -----------------
            29,723                20,192                96,891                 52,118               352,374                28,822
------------------     -----------------     -----------------     ------------------     -----------------     -----------------
           (29,713)              (20,184)              (96,858)               (52,100)             (352,283)              (28,812)
------------------     -----------------     -----------------     ------------------     -----------------     -----------------

            19,173                    --              (126,570)              (989,447)           (5,836,305)              (12,903)
           (18,831)                   --               130,060                  6,944            (1,727,770)                4,033

                --                18,274               111,486                643,329            13,485,751                    --

                --                 5,066                39,620                483,729             4,423,014                    --
------------------     -----------------     -----------------     ------------------     -----------------     -----------------
               342                23,340               154,596                144,555            10,344,690                (8,870)
------------------     -----------------     -----------------     ------------------     -----------------     -----------------

          (580,524)             (276,505)           (1,335,179)              (720,200)          (13,999,842)           (1,040,220)
           595,871               (97,478)              393,404               (335,444)              142,151               843,985
------------------     -----------------     -----------------     ------------------     -----------------     -----------------

            15,347              (373,983)             (941,775)            (1,055,644)          (13,857,691)             (196,235)
------------------     -----------------     -----------------     ------------------     -----------------     -----------------

            15,689              (350,643)             (787,179)              (911,089)           (3,513,001)             (205,105)
------------------     -----------------     -----------------     ------------------     -----------------     -----------------

$          (14,024)    $        (370,827)    $        (884,037)    $         (963,189)    $      (3,865,284)    $        (233,917)
==================     =================     =================     ==================     =================     =================


                        See Notes to Financial Statements                Page 41


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                             FT CBOE VEST                              FT CBOE VEST
                                                         INTERNATIONAL EQUITY                         NASDAQ-100(R)
                                                          BUFFER ETF - MARCH                        BUFFER ETF - MARCH
                                                                (YMAR)                                    (QMAR)
                                                 -------------------------------------    --------------------------------------
                                                 SIX MONTHS ENDED         PERIOD          SIX MONTHS ENDED          PERIOD
                                                     2/28/22               ENDED               2/28/22               ENDED
                                                   (UNAUDITED)          8/31/21 (a)          (UNAUDITED)          8/31/21 (a)
                                                 ----------------    -----------------    -----------------    -----------------
OPERATIONS:
Net investment income (loss)...................  $        (56,421)    $        (25,017)   $         (72,283)   $         (52,940)
Net realized gain (loss).......................           (16,219)                  --               50,098               (9,582)
Net change in unrealized appreciation
 (depreciation)................................          (786,485)             250,620             (183,361)           1,282,833
                                                 ----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
   from operations.............................          (859,125)             225,603             (205,546)           1,220,311
                                                 ----------------    -----------------    -----------------    -----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold......................         9,288,758           12,460,962            2,252,803           22,902,662
Cost of shares redeemed........................        (5,258,936)                  --           (5,562,802)          (5,238,318)
                                                 ----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...............         4,029,822           12,460,962           (3,309,999)          17,664,344
                                                 ----------------    -----------------    -----------------    -----------------
Total increase (decrease) in net assets........         3,170,697           12,686,565          (3,515,545)           18,884,655

NET ASSETS:
Beginning of period............................        12,686,565                   --           18,884,655                   --
                                                 ----------------    -----------------    -----------------    -----------------
End of period..................................  $     15,857,262    $      12,686,565    $      15,369,110    $      18,884,655
                                                 ================    =================    =================    =================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period........           600,002                   --              850,002                   --
Shares sold....................................           450,000              600,002              100,000            1,100,002
Shares redeemed................................          (250,000)                  --             (250,000)            (250,000)
                                                 ----------------    -----------------    -----------------    -----------------
Shares outstanding, end of period..............           800,002              600,002              700,002              850,002
                                                 ================    =================    =================    =================


(a)   Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Inception date is June 18, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(c)   Inception date is July 12, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 42                 See Notes to Financial Statements



            FT CBOE VEST                              FT CBOE VEST                              FT CBOE VEST
        INTERNATIONAL EQUITY                         NASDAQ-100(R)                     U.S. EQUITY ENHANCE & MODERATE
          BUFFER ETF - JUNE                        BUFFER ETF - JUNE                         BUFFER ETF - JUNE
               (YJUN)                                    (QJUN)                                    (XJUN)
-------------------------------------    --------------------------------------    --------------------------------------
SIX MONTHS ENDED         PERIOD          SIX MONTHS ENDED          PERIOD          SIX MONTHS ENDED          PERIOD
    2/28/22               ENDED               2/28/22               ENDED               2/28/22               ENDED
  (UNAUDITED)          8/31/21 (b)          (UNAUDITED)          8/31/21 (b)          (UNAUDITED)          8/31/21 (c)
----------------    -----------------    -----------------    -----------------    -----------------    -----------------

$        (69,068)   $         (13,034)   $        (117,903)   $         (40,287)   $         (29,713)   $          (5,184)
          39,206                   --              307,478                   --                  342                   --

        (792,389)             249,407             (904,457)           1,073,979               15,347               69,967
----------------    -----------------    -----------------    -----------------    -----------------    -----------------

        (822,251)             236,373             (714,882)           1,033,692              (14,024)              64,783
----------------    -----------------    -----------------    -----------------    -----------------    -----------------

       9,027,279           13,048,208            4,060,104           32,499,272            7,491,486            5,958,020
      (7,029,170)                  --          (13,546,796)                  --           (1,498,178)                  --
----------------    -----------------    -----------------    -----------------    -----------------    -----------------

       1,998,109           13,048,208           (9,486,692)          32,499,272            5,993,308            5,958,020
----------------    -----------------    -----------------    -----------------    -----------------    -----------------
       1,175,858           13,284,581          (10,201,574)          33,532,964            5,979,284            6,022,803

      13,284,581                   --           33,532,964                   --            6,022,803                   --
----------------    -----------------    -----------------    -----------------    -----------------    -----------------
$     14,460,439    $      13,284,581    $      23,331,390    $      33,532,964    $      12,002,087    $       6,022,803
================    =================    =================    =================    =================    =================

         650,002                   --            1,600,002                   --              200,002                   --
         450,000              650,002              200,000            1,600,002              250,000              200,002
        (350,000)                  --             (650,000)                  --              (50,000)                  --
----------------    -----------------    -----------------    -----------------    -----------------    -----------------
         750,002              650,002            1,150,002            1,600,002              400,002              200,002
================    =================    =================    =================    =================    =================


                        See Notes to Financial Statements                Page 43


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                   FT CBOE VEST        FT CBOE VEST                    FT CBOE VEST
                                                  INTERNATIONAL        NASDAQ-100(R)                  INTERNATIONAL
                                                  EQUITY BUFFER           BUFFER                      EQUITY BUFFER
                                                 ETF - SEPTEMBER      ETF - SEPTEMBER                 ETF - DECEMBER
                                                      (YSEP)              (QSPT)                          (YDEC)
                                                 ----------------    -----------------    --------------------------------------
                                                   PERIOD ENDED        PERIOD ENDED       SIX MONTHS ENDED          PERIOD
                                                   2/28/22 (d)          2/28/22 (d)            2/28/22               ENDED
                                                   (UNAUDITED)          (UNAUDITED)          (UNAUDITED)          8/31/21 (e)
                                                 ----------------    -----------------    -----------------    -----------------
OPERATIONS:
Net investment income (loss)...................  $        (20,184)   $         (96,858)   $         (52,100)   $         (52,205)
Net realized gain (loss).......................            23,340              154,596              144,555                   --
Net change in unrealized appreciation
   (depreciation)..............................          (373,983)            (941,775)          (1,055,644)             706,330
                                                 ----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
   from operations.............................          (370,827)            (884,037)            (963,189)             654,125
                                                 ----------------    -----------------    -----------------    -----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold......................         9,899,509           36,477,282           21,453,693           11,362,368
Cost of shares redeemed........................          (987,148)         (11,244,935)         (21,322,961)                  --
                                                 ----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...............         8,912,361           25,232,347              130,732           11,362,368
                                                 ----------------    -----------------    -----------------    -----------------
Total increase (decrease) in net assets........         8,541,534           24,348,310             (832,457)          12,016,493

NET ASSETS:
Beginning of period............................                --                   --           12,016,493                   --
                                                 ----------------    -----------------    -----------------    -----------------
End of period..................................  $      8,541,534    $      24,348,310    $      11,184,036    $      12,016,493
                                                 ================    =================    =================    =================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period........                --                   --              550,002                   --
Shares sold....................................           500,002            1,800,002            1,000,000              550,002
Shares redeemed................................           (50,000)            (550,000)          (1,000,000)                  --
                                                 ----------------    -----------------    -----------------    -----------------
Shares outstanding, end of period..............           450,002            1,250,002              550,002              550,002
                                                 ================    =================    =================    =================


(d)   Inception date is September 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(e)   Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(f)   Inception date is December 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 44                 See Notes to Financial Statements



                                           FT CBOE VEST
            FT CBOE VEST                U.S. EQUITY ENHANCE
            NASDAQ-100(R)                & MODERATE BUFFER
        BUFFER ETF - DECEMBER             ETF - DECEMBER
               (QDEC)                         (XDEC)
-------------------------------------    -----------------
SIX MONTHS ENDED         PERIOD            PERIOD ENDED
    2/28/22               ENDED             2/28/22 (f)
  (UNAUDITED)          8/31/21 (e)          (UNAUDITED)
----------------    -----------------    -----------------

$       (352,283)   $        (442,607)   $         (28,812)
      10,344,690              809,586               (8,870)

     (13,857,691)           8,862,960             (196,235)
----------------    -----------------    -----------------

      (3,865,284)           9,229,939             (233,917)
----------------    -----------------    -----------------

     105,866,365           89,195,903           37,548,963
     (76,432,126)         (19,473,465)          (1,483,050)
----------------    -----------------    -----------------

      29,434,239           69,722,438           36,065,913
----------------    -----------------    -----------------
      25,568,955           78,952,377           35,831,996

      78,952,377                   --                   --
----------------    -----------------    -----------------
$    104,521,332    $      78,952,377    $      35,831,996
================    =================    =================

       3,500,002                   --                   --
       4,650,000            4,400,002            1,250,002
      (3,350,000)            (900,000)             (50,000)
----------------    -----------------    -----------------
       4,800,002            3,500,002            1,200,002
================    =================    =================


                        See Notes to Financial Statements                Page 45


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - MARCH (YMAR)


                                                                   SIX MONTHS
                                                                     ENDED            PERIOD
                                                                   2/28/2022          ENDED
                                                                  (UNAUDITED)     8/31/2021 (a)
                                                                 --------------   --------------
Net asset value, beginning of period...........................     $  21.14         $  20.02
                                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.06)           (0.04)
Net realized and unrealized gain (loss)........................        (1.26)            1.16
                                                                    --------         --------
Total from investment operations...............................        (1.32)            1.12
                                                                    --------         --------
Net asset value, end of period.................................     $  19.82         $  21.14
                                                                    ========         ========
TOTAL RETURN (b)...............................................        (6.24)%           5.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 15,857         $ 12,687
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.90% (c)        0.90% (c)
Ratio of net investment income (loss) to average net assets ...        (0.90)% (c)      (0.90)% (c)
Portfolio turnover rate (d)....................................            0%              0%

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - MARCH (QMAR)

                                                                   SIX MONTHS
                                                                     ENDED            PERIOD
                                                                   2/28/2022          ENDED
                                                                  (UNAUDITED)     8/31/2021 (a)
                                                                 --------------   --------------
Net asset value, beginning of period...........................     $  22.22         $  20.04
                                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.12)           (0.06)
Net realized and unrealized gain (loss)........................        (0.14)            2.24
                                                                    --------         --------
Total from investment operations...............................        (0.26)            2.18
                                                                    --------         --------
Net asset value, end of period.................................     $  21.96         $  22.22
                                                                    ========         ========
TOTAL RETURN (b)...............................................        (1.17)%          10.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 15,369         $ 18,885
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.90% (c)        0.90% (c)
Ratio of net investment income (loss) to average net assets ...        (0.90)% (c)      (0.90)% (c)
Portfolio turnover rate (d)....................................            0%               0%


(a)   Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 46                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - JUNE (YJUN)


                                                                   SIX MONTHS
                                                                     ENDED            PERIOD
                                                                   2/28/2022          ENDED
                                                                  (UNAUDITED)     8/31/2021 (a)
                                                                 --------------   --------------
Net asset value, beginning of period...........................     $  20.44         $  19.95
                                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.09)           (0.02)
Net realized and unrealized gain (loss)........................        (1.07)            0.51
                                                                    --------         --------
Total from investment operations...............................        (1.16)            0.49
                                                                    --------         --------
Net asset value, end of period.................................     $  19.28         $  20.44
                                                                    ========         ========
TOTAL RETURN (b)...............................................        (5.68)%           2.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 14,460         $ 13,285
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.90% (c)        0.90% (c)
Ratio of net investment income (loss) to average net assets ...        (0.90)% (c)      (0.90)%(c)
Portfolio turnover rate (d)....................................            0%               0%

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - JUNE (QJUN)

                                                                   SIX MONTHS
                                                                     ENDED            PERIOD
                                                                   2/28/2022          ENDED
                                                                  (UNAUDITED)     8/31/2021 (a)
                                                                 --------------   --------------
Net asset value, beginning of period...........................     $  20.96         $  19.87
                                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.11)           (0.03)
Net realized and unrealized gain (loss)........................        (0.56)            1.12
                                                                    --------         --------
Total from investment operations...............................        (0.67)            1.09
                                                                    --------         --------
Net asset value, end of period.................................     $  20.29         $  20.96
                                                                    ========         ========
TOTAL RETURN (b)...............................................        (3.20)%           5.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 23,331         $ 33,533
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.90% (c)        0.90% (c)
Ratio of net investment income (loss) to average net assets ...        (0.90)% (c)      (0.90)% (c)
Portfolio turnover rate (d)....................................            0%               0%


(a)   Inception date is June 18, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements                Page 47


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - JUNE (XJUN)


                                                                   SIX MONTHS
                                                                     ENDED            PERIOD
                                                                   2/28/2022          ENDED
                                                                  (UNAUDITED)     8/31/2021 (a)
                                                                 --------------   --------------
Net asset value, beginning of period...........................     $  30.11         $  29.72
                                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.06)           (0.03)
Net realized and unrealized gain (loss)........................        (0.04) (b)        0.42
                                                                    --------         --------
Total from investment operations...............................        (0.10)            0.39
                                                                    --------         --------
Net asset value, end of period.................................     $  30.01         $  30.11
                                                                    ========         ========
TOTAL RETURN (c)...............................................        (0.33)%           1.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 12,002         $  6,023
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)        0.85% (d)
Ratio of net investment income (loss) to average net assets ...        (0.85)% (d)      (0.85)% (d)
Portfolio turnover rate (e)....................................            0%               0%


(a)   Inception date is July 12, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 48                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - SEPTEMBER (YSEP)


                                                                     PERIOD
                                                                      ENDED
                                                                  2/28/2022 (a)
                                                                   (UNAUDITED)
                                                                 --------------
Net asset value, beginning of period...........................     $  19.96
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.04)
Net realized and unrealized gain (loss)........................        (0.94)
                                                                    --------
Total from investment operations...............................        (0.98)
                                                                    --------
Net asset value, end of period.................................     $  18.98
                                                                    ========
TOTAL RETURN (b)...............................................        (4.91)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $  8,542
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.90% (c)
Ratio of net investment income (loss) to average net assets....        (0.90)% (c)
Portfolio turnover rate (d)....................................            0%

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - SEPTEMBER (QSPT)
                                                                     PERIOD
                                                                     ENDED
                                                                 2/28/2022 (a)
                                                                  (UNAUDITED)
                                                                 --------------
Net asset value, beginning of period...........................     $  20.19
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.08)
Net realized and unrealized gain (loss)........................        (0.63)
                                                                    --------
Total from investment operations...............................        (0.71)
                                                                    --------
Net asset value, end of period.................................     $  19.48
                                                                    ========
TOTAL RETURN (b)...............................................        (3.52)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 24,348
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.90% (c)
Ratio of net investment income (loss) to average net assets....        (0.90)% (c)
Portfolio turnover rate (d)....................................            0%


(a)   Inception date is September 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements                Page 49


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - DECEMBER (YDEC)


                                                                   SIX MONTHS
                                                                     ENDED            PERIOD
                                                                   2/28/2022          ENDED
                                                                  (UNAUDITED)     8/31/2021 (a)
                                                                 --------------   --------------
Net asset value, beginning of period...........................     $  21.85         $  20.06
                                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.09)           (0.09)
Net realized and unrealized gain (loss)........................        (1.43)            1.88
                                                                    --------         --------
Total from investment operations...............................        (1.52)            1.79
                                                                    --------         --------
Net asset value, end of period.................................     $  20.33         $  21.85
                                                                    ========         ========
TOTAL RETURN (b)...............................................        (6.96)%           8.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 11,184         $ 12,016
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.90% (c)        0.90% (c)
Ratio of net investment income (loss) to average net assets ...        (0.90)% (c)      (0.90)% (c)
Portfolio turnover rate (d)....................................            0%               0%

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - DECEMBER (QDEC)
                                                                   SIX MONTHS
                                                                     ENDED            PERIOD
                                                                   2/28/2022          ENDED
                                                                  (UNAUDITED)     8/31/2021 (a)
                                                                 --------------   --------------
Net asset value, beginning of period...........................     $  22.56         $  19.84
                                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.04)           (0.13)
Net realized and unrealized gain (loss)........................        (0.74)            2.85
                                                                    --------         --------
Total from investment operations...............................        (0.78)            2.72
                                                                    --------         --------
Net asset value, end of period.................................     $  21.78         $  22.56
                                                                    ========         ========
TOTAL RETURN (b)...............................................        (3.46)%          13.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $104,521         $ 78,952
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.90% (c)        0.90% (c)
Ratio of net investment income (loss) to average net assets ...        (0.90)% (c)      (0.90)% (c)
Portfolio turnover rate (d)....................................            0%               0%


(a)   Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 50                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - DECEMBER (XDEC)


                                                                     PERIOD
                                                                     ENDED
                                                                 2/28/2021 (a)
                                                                  (UNAUDITED)
                                                                 --------------
Net asset value, beginning of period...........................     $  30.35
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.02)
Net realized and unrealized gain (loss)........................        (0.47)
                                                                    --------
Total from investment operations...............................        (0.49)
                                                                    --------
Net asset value, end of period.................................     $  29.86
                                                                    ========
TOTAL RETURN (b)...............................................        (1.61)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 35,832
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)
Portfolio turnover rate (d)....................................            0%


(a)   Inception date is December 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements                Page 51


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-five funds that are offering shares. This report covers the ten funds (each a "Fund" and collectively, "the Funds") listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange,
Inc. ("Cboe BZX").

        FT Cboe Vest International Equity Buffer ETF - March - (ticker "YMAR")
        FT Cboe Vest Nasdaq-100(R) Buffer ETF - March - (ticker "QMAR")
        FT Cboe Vest International Equity Buffer ETF - June - (ticker "YJUN")
        FT Cboe Vest Nasdaq-100(R) Buffer ETF - June - (ticker "QJUN")
        FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June - (ticker
           "XJUN")
        FT Cboe Vest International Equity Buffer ETF - September - (ticker
           "YSEP")(1)
        FT Cboe Vest Nasdaq-100(R) Buffer ETF - September - (ticker "QSPT")(1)
        FT Cboe Vest International Equity Buffer ETF - December - (ticker
           "YDEC")
        FT Cboe Vest Nasdaq-100(R) Buffer ETF - December - (ticker "QDEC")
        FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December -
           (ticker "XDEC")(2)

(1)   Commenced investment operations on September 17, 2021.

(2)   Commenced investment operations on December 17, 2021.

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund.

The investment objective of YMAR is to seek to provide investors with returns that match the price return of the iShares MSCI EAFE ETF (the "Underlying MSCI
ETF"), up to a predetermined upside cap of 14.18% (before fees and expenses) and
13.29% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer (before fees and expenses) against the first 10% of
Underlying MSCI ETF losses, over the period from March 22, 2021 to March 18,
2022.

The investment objective of QMAR is to seek to provide investors with returns that match the price return of the Invesco QQQ Trust(SM), Series 1 (the
"Underlying Invesco ETF"), up to a predetermined upside cap of 15.51% (before fees and expenses) and 14.61% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer (before fees, expenses and taxes) against the first 10% of Underlying Invesco ETF losses, over the period from March 22, 2021 to March 18, 2022.

The investment objective of YJUN is to seek to provide investors with returns that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 11.81% (before fees and expenses) and 10.91% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer
(before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from June 21, 2021 to June 17, 2022.

The investment objective of QJUN is to seek to provide investors with returns that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 13.00% (before fees and expenses) and 12.10% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer
(before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from June 21, 2021 to June 17, 2022.

The investment objective of XJUN is to seek to provide investors with returns of approximately twice any positive price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying SPDR ETF"), up to a predetermined upside cap of 6.16%
(before fees and expenses) and 5.37% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from July 13, 2021 to June 17, 2022.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

The investment objective of YSEP is to seek to provide investors with returns that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 12.93% (before fees, expenses and taxes) and 12.03% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of
Underlying MSCI ETF losses, over the period from September 20, 2021 through
September 16, 2022.

The investment objective of QSPT is to seek to provide investors with returns that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 13.65% (before fees, expenses and taxes) and 12.75% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of
Underlying Invesco ETF losses, over the period from September 20, 2021 through
September 16, 2022.

The investment objective of YDEC is to seek to provide investors with returns
(before fees and expenses) that match the price return of the Underlying MSCI
ETF, up to a predetermined upside cap of 10.75% (before fees and expenses) and
9.85% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees and expenses) of
Underlying MSCI ETF losses, over the period from December 20, 2021 to December
16, 2022. Prior to December 20, 2021, the Fund's investment objective included an upside cap of 13.79% (before fees, expenses and taxes) and 12.89% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome
Period of December 21, 2020 to December 17, 2021.

The investment objective of QDEC is to seek to provide investors with returns
(before fees and expenses) that match the price return of the Underlying Invesco
ETF, up to a predetermined upside cap of 15.89% (before fees and expenses) and
14.99% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees and expenses) of
Underlying Invesco ETF losses, over the period from December 20, 2021 to
December 16, 2022. Prior to December 20, 2021, the Fund's investment objective included an upside cap of 17.04% (before fees, expenses and taxes) and 16.14%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
Outcome Period of December 21, 2020 to December 17, 2021.

The investment objective of XDEC is to seek to provide investors with returns of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 8.58% (before fees, expenses and taxes) and 7.73%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 15% (before fees, expenses and taxes) of
Underlying SPDR ETF losses, over the period from December 20, 2021 through
December 16, 2022.

Under normal market conditions, each Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance that match those of a specified reference ETF, either the SPDR(R)
S&P 500(R) ETF Trust, the Invesco QQQ Trust(SM) Series 1 ETF, or the iShares
MSCI EAFE ETF (the "Underlying ETF").

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'

                                                                         Page 53


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
      Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2022, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. FLEX OPTIONS

FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.

Each Fund purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the
Underlying ETF will give each Fund the right to receive or deliver shares of the
Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at February 28, 2022 are FLEX Options.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid annually, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods ended, none of the Funds paid a distribution in 2021.

As of August 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                  Accumulated          Net
                                                                                Undistributed     Capital and       Unrealized
                                                                                  Ordinary           Other         Appreciation
                                                                                   Income         Gain (Loss)     (Depreciation)
                                                                                -------------    -------------    --------------
FT Cboe Vest International Equity Buffer ETF - March                            $     (24,298)   $          --    $      250,620
FT Cboe Vest Nasdaq-100(R) Buffer ETF - March                                         (51,575)           3,818         1,269,433
FT Cboe Vest International Equity Buffer ETF - June                                   (12,534)              --           249,407
FT Cboe Vest Nasdaq-100(R) Buffer ETF - June                                          (38,545)              --         1,073,979
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June                          (5,184)              --            69,967
FT Cboe Vest International Equity Buffer ETF - December                               (51,235)              --           706,330
FT Cboe Vest Nasdaq-100(R) Buffer ETF - December                                     (298,323)         853,295         8,678,226


E. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2021 remains open to federal and state audit. As of February 28, 2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

                                                                         Page 55


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund's applicable taxable year end, the Funds had no capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. At each Fund's applicable taxable year end, the Funds had no net late year ordinary or capital losses.

As of February 28, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                                                                     Net
                                                                                  Gross            Gross          Unrealized
                                                                                Unrealized       Unrealized      Appreciation
                                                                Tax Cost       Appreciation    (Depreciation)   (Depreciation)
                                                             --------------   --------------   --------------   --------------
FT Cboe Vest International Equity Buffer ETF - March         $   16,403,158   $      333,425   $     (869,290)  $     (535,865)
FT Cboe Vest Nasdaq-100(R) Buffer ETF - March                    14,280,256        2,160,072       (1,060,600)       1,099,472
FT Cboe Vest International Equity Buffer ETF - June              15,012,916          421,728         (964,710)        (542,982)
FT Cboe Vest Nasdaq-100(R) Buffer ETF - June                     23,177,454          925,642         (756,120)         169,522
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer
   ETF - June                                                    11,924,630          441,565         (356,251)          85,314
FT Cboe Vest International Equity Buffer ETF - September          8,920,962          341,908         (715,891)        (373,983)
FT Cboe Vest Nasdaq-100(R) Buffer ETF - September                25,307,675        1,025,364       (1,967,139)        (941,775)
FT Cboe Vest International Equity Buffer ETF - December          11,541,234          304,326         (653,640)        (349,314)
FT Cboe Vest Nasdaq-100(R) Buffer ETF - December                109,585,300        5,733,108      (10,727,839)      (4,994,731)
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer
   ETF - December                                                36,048,903        1,077,834       (1,274,069)        (196,235)


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee of 0.90% of each Fund's average daily net assets with the exception of XJUN and XDEC which pay an annual unitary management fee of 0.85%.

First Trust and Cboe Vest(SM) Financial LLC ("Cboe Vest"), an affiliate of First
Trust, are responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Cboe Vest serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management
Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the
Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the
Advisor and Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of each Fund's assets and will pay Cboe Vest for its services as the Funds' sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor, after the average Fund's expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2022, the Funds had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each
Fund holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.

For the period ended February 28, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
FT Cboe Vest International Equity Buffer ETF - March                          $           --   $           --
FT Cboe Vest Nasdaq-100(R) Buffer ETF - March                                             --               --
FT Cboe Vest International Equity Buffer ETF - June                                1,021,655          995,545
FT Cboe Vest Nasdaq-100(R) Buffer ETF - June                                              --        1,013,022
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June                             --               --
FT Cboe Vest International Equity Buffer ETF - September                           1,987,077          975,314
FT Cboe Vest Nasdaq-100(R) Buffer ETF - September                                  8,035,517        1,036,058
FT Cboe Vest International Equity Buffer ETF - December                                   --       12,807,114
FT Cboe Vest Nasdaq-100(R) Buffer ETF - December                                          --       65,078,165
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December                         --               --


                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by each Fund at
February 28, 2022, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.


                                                      ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                                          -----------------------------------------   -----------------------------------------
DERIVATIVES                                STATEMENTS OF ASSETS AND                    STATEMENTS OF ASSETS AND
INSTRUMENT             RISK EXPOSURE         LIABILITIES LOCATION         VALUE          LIABILITIES LOCATION         VALUE
------------------   ------------------   --------------------------   ------------   --------------------------   ------------
YMAR
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value          $ 15,948,537   written, at value            $    153,952

QMAR
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            15,475,565   written, at value                 139,871

YJUN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            14,922,697   written, at value                 553,540


                                                                         Page 57


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)


                                                      ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                                          -----------------------------------------   -----------------------------------------
DERIVATIVES                                STATEMENTS OF ASSETS AND                    STATEMENTS OF ASSETS AND
INSTRUMENT             RISK EXPOSURE         LIABILITIES LOCATION         VALUE          LIABILITIES LOCATION         VALUE
------------------   ------------------   --------------------------   ------------   --------------------------   ------------
QJUN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value          $ 24,138,096   written, at value            $    911,375

XJUN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            12,842,860   written, at value                 905,571

YSEP
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value             8,973,414   written, at value                 505,967

QSPT
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            25,876,928   written, at value               1,704,964

YDEC
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            11,770,492   written, at value                 712,126

QDEC
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           113,367,981   written, at value               9,903,063

XDEC
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            39,113,089   written, at value               3,621,719


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended
February 28, 2022, on each Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


                                                                          EQUITY RISK
                                                ----------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION                   YMAR         QMAR         YJUN         QJUN         XJUN
-------------------------------------           ----------------------------------------------------------------
Net realized gain (loss) on:
   Purchased options contracts                  $    (72,710) $    93,666  $   (78,526) $   360,175  $    19,173
   Written options contracts                          56,491      (43,568)     117,732      (52,697)     (18,831)

Net change in unrealized
  appreciation (depreciation) on:
   Purchased options contracts                      (881,078)  (1,847,983)    (783,878)  (2,265,018)    (580,524)
   Written options contracts                          94,593    1,664,622       (8,511)   1,360,561      595,871



                                                                          EQUITY RISK
                                                ----------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION                   YSEP         QSPT         YDEC         QDEC         XDEC
-------------------------------------           ----------------------------------------------------------------
Net realized gain (loss) on:
   Purchased options contracts                  $     18,274  $   (15,084) $  (346,118) $ 7,649,446  $   (12,903)
   Written options contracts                           5,066      169,680      490,673    2,695,244        4,033

Net change in unrealized
  appreciation (depreciation) on:
   Purchased options contracts                      (276,505)  (1,335,179)    (720,200) (13,999,842)  (1,040,220)
   Written options contracts                         (97,478)     393,404     (335,444)     142,151      843,985


The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and
Liabilities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended February 28, 2022, on each Fund's options contracts.


                                                  PREMIUMS FOR                           PREMIUMS FOR
                              PREMIUMS FOR          PURCHASED                           WRITTEN OPTIONS
                                PURCHASED       OPTIONS CONTRACTS     PREMIUMS FOR     CONTRACTS CLOSED,
                            OPTIONS CONTRACTS   CLOSED, EXERCISED   WRITTEN OPTIONS      EXERCISED AND
                                 OPENED            AND EXPIRED      CONTRACTS OPENED        EXPIRED
                            ----------------------------------------------------------------------------
          YMAR              $       9,336,926   $       5,392,987   $        106,942   $         160,057
          QMAR                      2,450,212           5,995,713            206,075             510,990
          YJUN                      9,275,254           7,273,942            333,835             346,932
          QJUN                      4,278,990          14,315,026            245,386           1,174,376
          XJUN                      8,239,727           1,689,372            799,407             206,093
          YSEP                     10,263,446           1,013,527            470,042              61,553
          QSPT                     39,232,004          12,019,897          3,119,079           1,020,711
          YDEC                     34,749,539          34,432,540            981,241             829,184
          QDEC                    190,103,117         147,786,911         16,412,077          12,804,144
          XDEC                     41,805,862           1,652,553          4,642,076             176,372


                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact- based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result

                                                                         Page 59


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2022 for
YDEC and QDEC, March 8, 2023 for YMAR and QMAR, June 1, 2023 for YJUN and QJUN,
June 28, 2023 for XJUN, September 1, 2023 for YSEP and QSPT, and December 10,
2023 for XDEC.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:

As of March 21, 2022, the investment objective of the FT Cboe Vest International
Equity Buffer ETF - March changed to include an upside cap of 20.70% (before fees, expenses and taxes) and 19.80% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of March 21, 2022 to March 17, 2023.

As of March 21, 2022, the investment objective of the FT Cboe Vest Nasdaq-100
Buffer ETF - March changed to include an upside cap of 17.25% (before fees, expenses and taxes) and 16.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee) and an Outcome Period of March 21, 2022 to March 17,
2023.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

                                   DISCLAIMER

The funds are not sponsored, endorsed, sold or promoted by Invesco QQQ
Trust(SM), Series 1, Invesco, or Nasdaq, Inc., (together with their affiliates hereinafter referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the funds or the FLEX Options or results to be obtained by the funds or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ Trust(SM). The Corporations have no liability in connection with the management, administration, marketing or trading of the funds or the
FLEX Options.

MSCI EAFE ETF, BFA, or MSCI Inc., (together with their affiliates hereinafter referred to as the "Corporations") have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the funds or the FLEX Options or results to be obtained by the funds or the FLEX
Options, shareholders or any other person or entity from use of iShares MSCI
EAFE ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the funds or the FLEX Options.

The funds are not sponsored, endorsed, sold or promoted by SPDR(R) S&P 500(R)
ETF Trust, PDR, or Standard & Poor's(R) (together with their affiliates hereinafter referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the funds or the FLEX Options or results to be obtained by the funds or the FLEX Options, shareholders or any other person or entity from use of the SPDR(R) S&P 500(R) ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the funds or the FLEX Options.

              NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

   BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
                   AND INVESTMENT SUB-ADVISORY AGREEMENT FOR

            FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - SEPTEMBER

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of FT Cboe Vest International Equity Buffer ETF - September (the "Fund"),
and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and
together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Fund, the Advisor and Cboe Vest Financial LLC (the "Sub-Advisor")
for an initial two-year term at a meeting held on December 7, 2020. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the
Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor;
the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe;
the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First
Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"),
and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the
Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory
Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the
Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the
Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the December 7, 2020 meeting, the Board also received a presentation from representatives of the
Sub-Advisor discussing the services that the Sub-Advisor will provide to the
Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the
Sub-Advisor's portfolio management team and the Sub-Advisor's investment style.
The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First
Trust Fund Complex. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.
In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.90% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

sub-advisory fee equal to 50% of the Fund's unitary fee less one-half of the
Fund's expenses. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory
Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including
ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was equal to the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor's statement that the Fund will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Cboe Vest U.S. Equity Target Outcome ETF
product line in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, as well as two other actively-managed ETFs in the First Trust Fund Complex that are managed by the Advisor and employ options-based strategies, each of which pays a unitary fee equal to an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the
Advisory Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Advisory Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The
Board considered that the Sub-Advisor would be paid by the Advisor from the
Fund's unitary fee and its understanding that the sub-advisory fee rate was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any fall-out benefits from its relationship with the Fund and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the
Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

   BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
                   AND INVESTMENT SUB-ADVISORY AGREEMENT FOR

               FT CBOE VEST NASDAQ-100(R) BUFFER ETF - SEPTEMBER

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of FT Cboe Vest Nasdaq-100(R) Buffer ETF - September (the "Fund"), and
the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the
Fund, the Advisor and Cboe Vest Financial LLC (the "Sub-Advisor") for an initial two-year term at a meeting held on December 7, 2020. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the
Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor;
the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe;
the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First
Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"),
and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the
Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory
Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the
Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the
Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the December 7, 2020 meeting, the Board also received a presentation from representatives of the
Sub-Advisor discussing the services that the Sub-Advisor will provide to the
Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the
Sub-Advisor's portfolio management team and the Sub-Advisor's investment style.
The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First
Trust Fund Complex. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.
In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.90% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee less one-half of the
Fund's expenses. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory
Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including
ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor's statement that the Fund will be unique to the market and the First Trust Fund Complex, but will


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

be most similar to the ETFs in the FT Cboe Vest U.S. Equity Target Outcome ETF
product line in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, as well as two other actively-managed ETFs in the First Trust Fund Complex that are managed by the Advisor and employ options-based strategies, each of which pays a unitary fee equal to an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the
Advisory Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Advisory Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The
Board considered that the Sub-Advisor would be paid by the Advisor from the
Fund's unitary fee and its understanding that the sub-advisory fee rate was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any fall-out benefits from its relationship with the Fund and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the
Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

   BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
                   AND INVESTMENT SUB-ADVISORY AGREEMENT FOR

       FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - DECEMBER

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December (the
"Fund"), and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement"
and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Fund, the Advisor and Cboe Vest Financial LLC (the "Sub-Advisor")
for an initial two-year term at a meeting held on June 7, 2021. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the
Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor;
the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe;
the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates,

                                                                         Page 67

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

First Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC
("FTCP"), and the Sub-Advisor; and information on the Advisor's and the
Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the
Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory
Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the
Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the
Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the June 7, 2021 meeting, the Board also received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor will provide to the Fund, and the
Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex.
Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the
Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.85% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee less one-half of the
Fund's expenses. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory
Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the
Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor's statement that the Fund will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Cboe Vest U.S. Equity Buffer ETF and FT
Cboe Vest U.S. Equity Deep Buffer ETF product lines in the First Trust Fund
Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which pays a unitary fee equal to an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the
Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the
Advisory Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Advisory Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The
Board considered that the Sub-Advisor would be paid by the Advisor from the
Fund's unitary fee and its understanding that the sub-advisory fee rate was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any fall-out benefits from its relationship with the Fund and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the
Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

                                                                         Page 69

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FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest(SM) Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        FT Cboe Vest Fund of Buffer ETFs (BUFR)

        FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2022
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2022

Shareholder Letter...........................................................  1
Fund Performance Overview:

Portfolio of Investments:

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe Vest(SM) Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six-month period ended
February 28, 2022.

Interest rates, bond yields and inflation are trending higher in the U.S., and perhaps what matters most is that all three are moving in tandem, which has not happened for quite some time. To start, let us focus on bond yields, which, like interest rates and inflation, have traded at or near their historic lows for many years. Over the past decade, we have seen the yield on the 10-Year Treasury
Note ("T-Note") climb from its artificial lows to the 3.00% level on two occasions only to have it reverse course soon thereafter. In 2013, the yield on the benchmark government bond rose from 1.75% at the start of the year to 3.03%
at the close of trading on December 31, 2013. One year later it stood at 2.17%.
In 2018, the yield rose from 2.41% at the start of the year to a 2018 high of
3.24% on November 8, 2018. At the end of 2019, it yielded 1.92%. In 2022, it has reached as high as 2.78% on April 11, representing a significant move from 1.51%
at the start of the year. The point is that we have endured substantial upward moves in the yield on the 10-Year T-Note, but they were not sustained.

Short-term interest rates, as controlled by the Federal Reserve (the "Fed") via its Federal Funds target rate, only accompanied bond yields higher in one of those two instances. In 2013, bond yields rose but the Fed did not raise short-term interest rates at all. In 2017 and 2018, the Fed executed multiple interest rate hikes, but reversed course in 2019, undoing the entirety of its
2017-2018 tightening phase. On March 16, 2022, the Fed initiated a 25-basis point ("bps") hike in the Federal Funds target rate. The median member of the
Federal Open Market Committee is signaling another six hikes, totaling 150 bps, through year-end, according to Brian Wesbury, Chief Economist at First Trust.
That would equate to 175 bps in aggregate in 2022. The Fed also signaled it could raise interest rates an additional 75-100 bps in 2023. So, for all intents and purposes, unless something dramatic happens, such as an escalation of the war between Russia and Ukraine, we believe interest rates are heading much higher. With respect to inflation, as measured by the Consumer Price Index
("CPI"), it was essentially a non-event when bond yields rose in 2013 and 2018.
The year-over-year changes in the CPI in 2013 and 2018 were 1.5% and 1.9%, respectively, according to data from the U.S. Bureau of Labor Statistics. The
CPI has averaged 3.0% per year since 1926. In February 2022, the CPI stood at
7.9%. The last time it was this high was 1982.

The current climate for interest rates, bond yields and inflation, indicates that this time around could be different than what we experienced in 2013 and
2018. By that I mean that higher levels of all three might be sustainable.
Having said that, I do not believe that investors need to shift into panic mode.
The Fed's guidance is reassuring to us in that, as of now, it intends to raise short-term interest rates slowly and methodically. While we believe the bond market may be in for a bumpy ride over the next year or so, higher rates and yields are not necessarily death knells for the stock market. In general, I believe that investors should be able to make better decisions about where to position their money moving forward thanks to the in-depth guidance from the
Fed. It could not be more transparent, in my opinion.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST FUND OF BUFFER ETFS (BUFR)

The investment objective of the FT Cboe Vest Fund of Buffer ETFs (the "Fund") is
to seek to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while limiting downside risk through a laddered portfolio of twelve FT Cboe Vest U.S. Equity Buffer ETFs ("Underlying ETFs"). Under normal market conditions the Fund will invest substantially all of its assets in the
Underlying ETFs, which seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust ("SPY"), up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of SPY losses, over a defined one-year period. The Fund itself does not provide any buffer against losses. The Fund simply seeks to provide diversified exposure to the Underlying
ETFs in a single investment. The Fund is classified as non-diversified under the
Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "BUFR."


--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL      CUMULATIVE
                                                                                    TOTAL RETURNS     TOTAL RETURNS
                                                                                      Inception         Inception
                                                6 Months Ended     1 Year Ended       (8/10/20)         (8/10/20)
                                                   2/28/22           2/28/22          to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                 -0.60%             7.22%             9.73%            15.51%
Market Price                                        -0.90%             7.18%             9.67%            15.41%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                     -3.29%            14.77%            18.49%            30.16%
--------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 4.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               AUGUST 10, 2020 - FEBRUARY 28, 2022

            FT Cboe Vest Fund of       S&P 500(R) Index -
                 Buffer ETFs              Price Return
8/10/20            $10,000                  $10,000
8/31/20             10,180                   10,416
2/28/21             10,773                   11,341
8/31/21             11,621                   13,458
2/28/22             11,551                   13,016


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST FUND OF DEEP BUFFER ETFS (BUFD)

The investment objective of the FT Cboe Vest Fund of Deep Buffer ETFs (the
"Fund") is to seek to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while limiting downside risk through a laddered portfolio of twelve FT Cboe Vest U.S. Equity Deep Buffer ETFs ("Underlying
ETFs"). Under normal market conditions the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the SPDR(R) S&P
500(R) ETF Trust ("SPY"), up to a predetermined upside cap, while providing a buffer against losses between -5% and -30% (before fees, expenses and taxes) of
SPY, over a defined one-year period. The Fund itself does not provide any buffer against losses. The Fund simply seeks to provide diversified exposure to the
Underlying ETFs in a single investment. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "BUFD."


--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL      CUMULATIVE
                                                                                    TOTAL RETURNS      TOTAL RETURNS
                                                                                      Inception          Inception
                                                6 Months Ended     1 Year Ended       (1/20/21)          (1/20/21)
                                                   2/28/22           2/28/22          to 2/28/22        to 2/28/22
FUND PERFORMANCE
NAV                                                 -0.38%             4.04%             3.46%             3.84%
Market Price                                        -0.57%             3.99%             3.50%             3.89%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                     -3.29%            14.77%            12.17%            13.55%
--------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 4.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               JANUARY 20, 2021 - FEBRUARY 28, 2022

            FT Cboe Vest Fund of       S&P 500(R) Index -
              Deep Buffer ETFs            Price Return
1/20/21           $10,000                   $10,000
2/28/21             9,980                     9,894
8/31/21            10,424                    11,742
2/28/22            10,384                    11,355


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of each
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to FT Cboe Vest Fund of Buffer ETFs ("BUFR"), and FT Cboe Vest Fund of
Deep Buffer ETFs ("BUFD") (each a "Fund" and collectively, the "Funds"). First
Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

Cboe VestSM Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the investment sub-advisor to the Funds. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Cboe Vest, with principal offices at 1765 Greensboro
Station Pl, 9th Floor, McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $6.0 billion under management or committed to management as of
February 28, 2022.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST

HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST

                                                                          Page 5


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2022 (UNAUDITED)

As a shareholder of FT Cboe Vest Fund of Buffer ETFs or FT Cboe Vest Fund of
Deep Buffer ETFs (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                           EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING             ENDING          BASED ON THE       DURING THE
                                                   ACCOUNT VALUE        ACCOUNT VALUE        SIX-MONTH        SIX-MONTH
                                                 SEPTEMBER 1, 2021    FEBRUARY 28, 2022     PERIOD (a)      PERIOD (a) (b)
--------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST FUND OF BUFFER ETFS (BUFR)
Actual                                               $1,000.00            $  994.00            0.20%            $0.99
Hypothetical (5% return before expenses)             $1,000.00            $1,023.80            0.20%            $1.00

FT CBOE VEST FUND OF DEEP BUFFER ETFS (BUFD)
Actual                                               $1,000.00            $  996.20            0.20%            $0.99
Hypothetical (5% return before expenses)             $1,000.00            $1,023.80            0.20%            $1.00


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2021 through February 28, 2022), multiplied by 181/365 (to reflect the six-month period).


FT CBOE VEST FUND OF BUFFER ETFS (BUFR)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

  SHARES                    DESCRIPTION                     VALUE
-----------  -----------------------------------------  -------------
             EXCHANGE-TRADED FUNDS -- 100%
             CAPITAL MARKETS -- 100%
  1,569,340  FT Cboe Vest U.S. Equity Buffer
                ETF - January (a) (b)                   $  53,554,512
  1,420,111  FT Cboe Vest U.S. Equity Buffer
                ETF - February (a) (b)                     53,095,394
  1,651,537  FT Cboe Vest U.S. Equity Buffer
                ETF - March (a) (b)                        53,767,273
  1,702,333  FT Cboe Vest U.S. Equity Buffer
                ETF - April (a) (b)                        53,494,282
  1,446,322  FT Cboe Vest U.S. Equity Buffer
                ETF - May (a) (b)                          53,629,620
  1,457,239  FT Cboe Vest U.S. Equity Buffer
                ETF - June (a) (b)                         53,626,395
  1,522,937  FT Cboe Vest U.S. Equity Buffer
                ETF - July (a) (b)                         53,519,814
  1,449,036  FT Cboe Vest U.S. Equity Buffer
                ETF - August (a) (b)                       53,686,784
  1,556,856  FT Cboe Vest U.S. Equity Buffer
                ETF - September (a) (b)                    53,633,689
  1,567,549  FT Cboe Vest U.S. Equity Buffer
                ETF - October (a) (b)                      53,610,176
  1,447,871  FT Cboe Vest U.S. Equity Buffer
                ETF - November (a) (b)                     53,585,706
  1,610,975  FT Cboe Vest U.S. Equity Buffer
                ETF - December (a) (b)                     53,484,370
                                                        -------------
             TOTAL EXCHANGE-TRADED FUNDS
                -- 100.0%                                 642,688,015
             (Cost $642,811,136)                        -------------

  SHARES                    DESCRIPTION                     VALUE
-----------  -----------------------------------------  -------------
             MONEY MARKET FUNDS -- 0.0%
    194,670  Morgan Stanley Institutional Liquidity
                Funds - Treasury Portfolio -
                Institutional Class - 0.01% (c)         $     194,670
             (Cost $194,670)                            -------------

             TOTAL INVESTMENTS -- 100.0%                  642,882,685
             (Cost $643,005,806)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                         (98,497)
                                                        -------------
             NET ASSETS -- 100.0%                       $ 642,784,188
                                                        =============

(a)   Investment in an affiliated Fund.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of February 28, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Exchange-Traded Funds*................................   $  642,688,015    $  642,688,015    $           --    $           --
Money Market Funds....................................          194,670           194,670                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments.....................................   $  642,882,685    $  642,882,685    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 7


FT CBOE VEST FUND OF DEEP BUFFER ETFS (BUFD)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

  SHARES                    DESCRIPTION                     VALUE
-----------  -----------------------------------------  -------------
             EXCHANGE-TRADED FUNDS -- 100.0%
             CAPITAL MARKETS -- 100.0%
    927,026  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - January (a) (b)            $  29,873,042
    849,400  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - February (a) (b)              30,077,254
    946,608  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - March (a) (b)                 29,945,565
    965,169  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - April (a) (b)                 29,846,404
    877,008  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - May (a) (b)                   29,846,336
    880,540  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - June (a) (b)                  29,823,890
    907,416  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - July (a) (b)                  29,792,736
    869,332  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - August (a) (b)                29,811,568
    925,312  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - September (a) (b)             29,795,231
    928,747  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - October (a) (b)               29,862,188
    875,567  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - November (a) (b)              29,861,213
    938,907  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - December (a) (b)              29,828,230
                                                        -------------
             TOTAL EXCHANGE-TRADED FUNDS
                -- 100.0%                                 358,363,657
             (Cost $359,070,351)                        -------------

  SHARES                    DESCRIPTION                     VALUE
-----------  -----------------------------------------  -------------
             MONEY MARKET FUNDS -- 0.0%
     99,435  Morgan Stanley Institutional Liquidity
                Funds - Treasury Portfolio -
                Institutional Class - 0.01% (c)         $      99,435
             (Cost $99,435)                             -------------

             TOTAL INVESTMENTS -- 100.0%                  358,463,092
             (Cost $359,169,786)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                         (52,644)
                                                        -------------
             NET ASSETS -- 100.0%                       $ 358,410,448
                                                        =============

(a)   Investment in an affiliated Fund.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of February 28, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Exchange-Traded Funds*...............................    $  358,363,657    $  358,363,657    $           --    $           --
Money Market Funds...................................            99,435            99,435                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments....................................    $  358,463,092    $  358,463,092    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

Page 8                  See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2022 (UNAUDITED)


                                                                                         FT CBOE VEST        FT CBOE VEST
                                                                                            FUND OF             FUND OF
                                                                                          BUFFER ETFS      DEEP BUFFER ETFS
                                                                                            (BUFR)              (BUFD)
                                                                                       -----------------   -----------------
ASSETS:
Investments, at value - Affiliated...................................................  $     642,688,015   $     358,363,657
Investments, at value - Unaffiliated.................................................            194,670              99,435
                                                                                       -----------------   -----------------
   Total investments, at value.......................................................        642,882,685         358,463,092
Cash.................................................................................            634,804                  --
Receivables:
   Capital shares sold...............................................................                134                 828
   Dividends.........................................................................                  1                  --
                                                                                       -----------------   -----------------
   Total Assets......................................................................        643,517,624         358,463,920
                                                                                       -----------------   -----------------
LIABILITIES:
Payables:
   Investment securities purchased...................................................            634,804                  --
   Investment advisory fees..........................................................             98,632              53,472
                                                                                       -----------------   -----------------
   Total Liabilities.................................................................            733,436              53,472
                                                                                       -----------------   -----------------
NET ASSETS...........................................................................  $     642,784,188   $     358,410,448
                                                                                       =================   =================

NET ASSETS CONSIST OF:
Paid-in capital......................................................................  $     641,187,011   $     358,614,545
Par value............................................................................            277,500             172,000
Accumulated distributable earnings (loss)............................................          1,319,677            (376,097)
                                                                                       -----------------   -----------------
NET ASSETS...........................................................................  $     642,784,188   $     358,410,448
                                                                                       =================   =================
NET ASSET VALUE, per share...........................................................  $           23.16   $           20.84
                                                                                       =================   =================
Number of shares outstanding (unlimited number of shares
    authorized, par value $0.01 per share)...........................................         27,750,002          17,200,002
                                                                                       =================   =================
Investments, at cost - Affiliated....................................................  $     642,811,136   $     359,070,351
                                                                                       =================   =================
Investments, at cost - Unaffiliated..................................................  $         194,670   $          99,435
                                                                                       =================   =================
Total Investments, at cost...........................................................  $     643,005,806   $     359,169,786
                                                                                       =================   =================


                        See Notes to Financial Statements                 Page 9


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)


                                                                                         FT CBOE VEST        FT CBOE VEST
                                                                                            FUND OF             FUND OF
                                                                                          BUFFER ETFS      DEEP BUFFER ETFS
                                                                                            (BUFR)              (BUFD)
                                                                                       -----------------   -----------------
INVESTMENT INCOME:
Dividends............................................................................  $               2   $               2
                                                                                       -----------------   -----------------
   Total investment income...........................................................                  2                   2
                                                                                       -----------------   -----------------
EXPENSES:
Investment advisory fees.............................................................            499,601             265,321
                                                                                       -----------------   -----------------
   Total expenses....................................................................            499,601             265,321
                                                                                       -----------------   -----------------
NET INVESTMENT INCOME (LOSS).........................................................           (499,599)           (265,319)
                                                                                       -----------------   -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Affiliated..........................................................            (41,465)             (7,486)
   In-kind redemptions - Affiliated..................................................          2,214,300             610,605
                                                                                       -----------------   -----------------
Net realized gain (loss).............................................................          2,172,835             603,119
                                                                                       -----------------   -----------------
Net change in unrealized appreciation (depreciation) on investments - Affiliated.....         (8,166,294)         (2,972,464)
                                                                                       -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..............................................         (5,993,459)         (2,369,345)
                                                                                       -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...................................................................  $      (6,493,058)  $      (2,634,664)
                                                                                       =================   =================


Page 10                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                             FT CBOE VEST                              FT CBOE VEST
                                                                FUND OF                                  FUND OF
                                                              BUFFER ETFS                            DEEP BUFFER ETFS
                                                                (BUFR)                                    (BUFD)
                                                 -------------------------------------    --------------------------------------
                                                 SIX MONTHS ENDED          YEAR           SIX MONTHS ENDED          PERIOD
                                                    2/28/2022              ENDED              2/28/2022              ENDED
                                                   (UNAUDITED)           8/31/2021           (UNAUDITED)         8/31/2021 (a)
                                                 ----------------    -----------------    -----------------    -----------------
OPERATIONS:
Net investment income (loss)...................  $       (499,599)   $        (250,042)   $        (265,319)   $         (90,593)
Net realized gain (loss).......................         2,172,835            8,720,929              603,119              817,234
Net change in unrealized appreciation
   (depreciation)..............................        (8,166,294)           7,988,398           (2,972,464)           2,265,770
                                                 ----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
   from operations.............................        (6,493,058)          16,459,285           (2,634,664)           2,992,411
                                                 ----------------    -----------------    -----------------    -----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold......................       391,210,295          417,166,735          222,072,345          216,796,683
Cost of shares redeemed........................       (43,695,496)        (137,987,462)         (22,136,209)         (58,680,118)
                                                 ----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...............       347,514,799          279,179,273          199,936,136          158,116,565
                                                 ----------------    -----------------    -----------------    -----------------
Total increase (decrease) in net assets........       341,021,741          295,638,558          197,301,472          161,108,976

NET ASSETS:
Beginning of period............................       301,762,447            6,123,889          161,108,976                   --
                                                 ----------------    -----------------    -----------------    -----------------
End of period..................................  $    642,784,188    $     301,762,447    $     358,410,448    $     161,108,976
                                                 ================    =================    =================    =================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period........        12,950,002              300,002            7,700,002                   --
Shares sold....................................        16,650,000           18,750,000           10,550,000           10,550,002
Shares redeemed................................        (1,850,000)          (6,100,000)          (1,050,000)          (2,850,000)
                                                 ----------------    -----------------    -----------------    -----------------
Shares outstanding, end of period..............        27,750,002           12,950,002           17,200,002            7,700,002
                                                 ================    =================    =================    =================


(a)   Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 11


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST FUND OF BUFFER ETFS (BUFR)


                                                                   SIX MONTHS
                                                                     ENDED             YEAR            PERIOD
                                                                   2/28/2022          ENDED            ENDED
                                                                  (UNAUDITED)       8/31/2021      8/31/2020 (a)
                                                                 --------------   --------------   --------------
Net asset value, beginning of period...........................     $  23.30         $  20.41         $  20.05
                                                                    --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.01)           (0.02)              --
Net realized and unrealized gain (loss)........................        (0.13)            2.91             0.36
                                                                    --------         --------         --------
Total from investment operations...............................        (0.14)            2.89             0.36
                                                                    --------         --------         --------
Net asset value, end of period.................................     $  23.16         $  23.30         $  20.41
                                                                    ========         ========         ========
TOTAL RETURN (b)...............................................        (0.60)%          14.16%            1.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $642,784         $301,762         $  6,124
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)..............         0.20% (d)        0.20%            0.20% (d)
Ratio of net investment income (loss) to average net assets....        (0.20)% (d)      (0.20)%          (0.20)% (d)
Portfolio turnover rate (e)....................................            1%               1%               0%

FT CBOE VEST FUND OF DEEP BUFFER ETFS (BUFD)

                                                                   SIX MONTHS
                                                                     ENDED            PERIOD
                                                                   2/28/2022          ENDED
                                                                  (UNAUDITED)     8/31/2021 (a)
                                                                 --------------   --------------
Net asset value, beginning of period...........................     $  20.92         $  20.07
                                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.02)           (0.01)
Net realized and unrealized gain (loss)........................        (0.06)            0.86
                                                                    --------         --------
Total from investment operations...............................        (0.08)            0.85
                                                                    --------         --------
Net asset value, end of period.................................     $  20.84         $  20.92
                                                                    ========         ========
TOTAL RETURN (b)...............................................        (0.38)%           4.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $358,410         $161,109
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)..............         0.20% (d)        0.20% (d)
Ratio of net investment income (loss) to average net assets ...        (0.20)% (d)      (0.20)% (d)
Portfolio turnover rate (e)....................................            1%               6%


(a)   Inception dates for BUFR and BUFD are August 10, 2020 and January 20,
      2021, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 12                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-five funds that are offering shares. This report covers the two funds (each a "Fund" and collectively, "the Funds") listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange,
Inc. ("Cboe BZX").

        FT Cboe Vest Fund of Buffer ETFs - (ticker "BUFR")
        FT Cboe Vest Fund of Deep Buffer ETFs - (ticker "BUFD")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund.

The investment objective of BUFR is to seek to provide investors with capital appreciation. BUFR seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while limiting downside risk through a laddered portfolio of twelve FT Cboe Vest U.S. Equity Buffer ETFs ("FT
ETFs"). Under normal market conditions, BUFR will invest substantially all of its assets in the FT ETFs, which seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R)
ETF Trust ("SPY"), up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of SPY losses, over a defined one-year period. The buffer is only provided by the FT ETFs. BUFR itself does not provide any buffer against losses. BUFR simply seeks to provide diversified exposure to all the FT ETFs in a single investment. In order to understand BUFR's strategy and risks, it is important to understand the strategies and risks of the FT ETFs.

The investment objective of BUFD is to seek to provide investors with capital appreciation. BUFD seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while limiting downside risk through a laddered portfolio of twelve FT Cboe Vest U.S. Equity Deep Buffer ETFs
("FT DB ETFs"). Under normal market conditions, BUFD will invest substantially all of its assets in the FT DB ETFs, which seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the
SPY, up to a predetermined upside cap, while providing a deep buffer against losses between -5% and -30% (before fees, expenses and taxes) of SPY, over a defined one-year period. The buffer is only provided by the FT DB ETFs. BUFD itself does not provide any buffer against losses. BUFD simply seeks to provide diversified exposure to all the FT DB ETFs in a single investment. In order to understand BUFD's strategy and risks, it is important to understand the strategies and risks of the FT DB ETFs.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

                                                                         Page 13


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2022, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. AFFILIATED TRANSACTIONS

BUFR and BUFD invest in securities of affiliated funds. Each Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Amounts related to these investments in BUFR at February 28, 2022 and for the six months then ended are as follows:


                                                                               CHANGE IN
                                                                               UNREALIZED    REALIZED
                       SHARES AT     VALUE AT                                 APPRECIATION     GAIN        VALUE AT      DIVIDEND
   SECURITY NAME       2/28/2022    8/31/2021     PURCHASES        SALES     (DEPRECIATION)   (LOSS)      2/28/2022       INCOME
-----------------------------------------------------------------------------------------------------------------------------------
FT Cboe Vest U.S.
   Equity Buffer ETF
   - January            1,569,340  $ 25,142,439  $ 32,977,686  $  (5,430,007) $    713,322  $   151,072  $ 53,554,512  $         --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - February           1,420,111    25,402,513    32,842,354     (4,986,521)     (485,241)     322,289    53,095,394            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - March              1,651,537    25,206,024    32,671,356     (4,276,136)       (2,438)     168,467    53,767,273            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - April              1,702,333    25,234,357    32,710,831     (3,925,853)     (721,441)     196,388    53,494,282            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - May                1,446,322    25,232,697    32,612,603     (3,853,242)     (598,751)     236,313    53,629,620            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - June               1,457,239    25,188,007    32,681,028     (3,795,900)     (639,677)     192,937    53,626,395            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - July               1,522,937    25,254,902    32,783,330     (3,783,078)     (877,556)     142,216    53,519,814            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - August             1,449,036    25,175,010    33,050,757     (3,726,282)   (1,006,811)     194,110    53,686,784            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - September          1,556,856    24,842,175    33,123,503     (3,842,245)     (620,891)     131,147    53,633,689            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - October            1,567,549    24,921,718    33,030,094     (3,677,896)     (797,963)     134,223    53,610,176            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - November           1,447,871    25,053,554    33,933,883     (3,655,094)   (1,907,184)     160,547    53,585,706            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - December           1,610,975    24,997,377    33,249,151     (3,683,621)   (1,221,663)     143,126    53,484,370            --
                                   ------------------------------------------------------------------------------------------------
                                   $301,650,773  $395,666,576  $ (48,635,875) $ (8,166,294) $ 2,172,835  $642,688,015  $         --
                                   ================================================================================================


                                                                         Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Amounts related to these investments in BUFD at February 28, 2022 and for the six months then ended are as follows:


                                                                               CHANGE IN
                                                                               UNREALIZED    REALIZED
                       SHARES AT     VALUE AT                                 APPRECIATION     GAIN        VALUE AT      DIVIDEND
   SECURITY NAME       2/28/2022    8/31/2021     PURCHASES        SALES     (DEPRECIATION)   (LOSS)      2/28/2022       INCOME
-----------------------------------------------------------------------------------------------------------------------------------
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - January          927,026  $ 13,402,138  $ 18,627,186  $  (2,365,523) $    154,262  $    54,979  $ 29,873,042  $         --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - February         849,400    13,421,030    18,555,731     (2,411,515)      431,310       80,698    30,077,254            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - March            946,608    13,452,408    18,555,152     (2,185,653)       67,797       55,861    29,945,565            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - April            965,169    13,464,511    18,541,399     (1,962,630)     (257,140)      60,264    29,846,404            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - May              877,008    13,465,196    18,543,598     (1,950,617)     (281,439)      69,598    29,846,336            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - June             880,540    13,396,029    18,516,666     (1,920,717)     (221,351)      53,263    29,823,890            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - July             907,416    13,441,726    18,593,333     (1,907,164)     (378,868)      43,709    29,792,736            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - August           869,332    13,434,043    18,700,002     (1,894,760)     (472,661)      44,944    29,811,568            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - September        925,312    13,351,278    18,622,438     (1,851,865)     (360,880)      34,260    29,795,231            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - October          928,747    13,394,736    18,725,179     (1,889,302)     (402,689)      34,264    29,862,188            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - November         875,567    13,392,943    19,011,110     (1,848,017)     (727,648)      32,825    29,861,213            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - December         938,907    13,422,261    18,751,650     (1,860,978)     (523,157)      38,454    29,828,230            --
                                   ------------------------------------------------------------------------------------------------
                                   $161,038,299  $223,743,444  $ (24,048,741) $ (2,972,464) $   603,119  $358,363,657  $         --
                                   ================================================================================================


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2021.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

As of August 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                  Accumulated          Net
                                                                                Undistributed     Capital and       Unrealized
                                                                                  Ordinary           Other         Appreciation
                                                                                   Income         Gain (Loss)     (Depreciation)
                                                                                -------------    -------------    --------------
FT Cboe Vest Fund of Buffer ETFs                                                $    (228,991)   $          --    $    8,041,726
FT Cboe Vest Fund of Deep Buffer ETFs                                                      --               --         2,258,567


E. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal
Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders.
Accordingly, no provision has been made for federal and state income taxes.
However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For BUFR, the taxable years ended
2020 and 2021 remain open to federal and state audit. For BUFD, the taxable year ended 2021 remains open to federal and state audit. As of February 28, 2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2021, the
Funds had no capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At August 31, 2021, the following Funds listed below incurred and elected to defer net late year ordinary or capital losses as follows:


                                                                     Qualified Late Year Losses
                                                              ----------------------------------------
                                                              Ordinary Losses           Capital Losses
                                                              ---------------           --------------
FT Cboe Vest Fund of Buffer ETFs                              $       228,991           $           --
FT Cboe Vest Fund of Deep Buffer ETFs                                      --                       --


As of February 28, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                                                                     Net
                                                                                  Gross            Gross          Unrealized
                                                                               Unrealized        Unrealized      Appreciation
                                                                Tax Cost      Appreciation     (Depreciation)   (Depreciation)
                                                             --------------   --------------   --------------   --------------
FT Cboe Vest Fund of Buffer ETFs                             $  643,005,806   $    3,261,242   $   (3,384,363)  $     (123,121)
FT Cboe Vest Fund of Deep Buffer ETFs                           359,169,786        1,310,785       (2,017,479)        (706,694)


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

First Trust is paid an annual unitary management fee of 0.20% of each Fund's average daily net assets. In addition, each Fund incurs pro rata share of fees and expenses attributable to investments in other investment companies
("acquired fund fees and expenses"). The total of the unitary management fee and acquired fund fees and expenses represents each Fund's total annual operating expenses.

First Trust is responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management
Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Cboe Vest(SM) Financial LLC ("Cboe Vest"), an affiliate of First Trust, serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First
Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment
Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and
Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of each Fund's assets and will pay Cboe Vest for its services as the
Funds' sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Cboe Vest's 50% share of each Fund's expenses for that month.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2022, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
FT Cboe Vest Fund of Buffer ETFs                                              $    4,460,807   $    4,941,859
FT Cboe Vest Fund of Deep Buffer ETFs                                              1,683,847        1,912,459


For the six months ended February 28, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
FT Cboe Vest Fund of Buffer ETFs                                              $  391,205,769   $   43,694,016
FT Cboe Vest Fund of Deep Buffer ETFs                                            222,059,597       22,136,282


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2022 for
BUFR and January 15, 2023 for BUFD.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 19


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

                                                                         Page 21


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

              NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE


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

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FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest(SM) Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII

--------------------------------------------------------------------------------

        First Trust CEF Income Opportunity ETF (FCEF)

        First Trust Municipal CEF Income Opportunity ETF (MCEF)

        First Trust Low Duration Strategic Focus ETF (LDSF)

        First Trust Active Factor Large Cap ETF (AFLG)

        First Trust Active Factor Mid Cap ETF (AFMC)

        First Trust Active Factor Small Cap ETF (AFSM)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2022
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2022

Shareholder Letter...........................................................  2
Fund Performance Overview

Portfolio of Investments


--------------------------------------------------------------------------------
TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective(s). Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmark(s).

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six-month period ended
February 28, 2022.

Interest rates, bond yields and inflation are trending higher in the U.S., and perhaps what matters most is that all three are moving in tandem, which has not happened for quite some time. To start, let us focus on bond yields, which, like interest rates and inflation, have traded at or near their historic lows for many years. Over the past decade, we have seen the yield on the 10-Year Treasury
Note ("T-Note") climb from its artificial lows to the 3.00% level on two occasions only to have it reverse course soon thereafter. In 2013, the yield on the benchmark government bond rose from 1.75% at the start of the year to 3.03%
at the close of trading on December 31, 2013. One year later it stood at 2.17%.
In 2018, the yield rose from 2.41% at the start of the year to a 2018 high of
3.24% on November 8, 2018. At the end of 2019, it yielded 1.92%. In 2022, it has reached as high as 2.78% (on April 11), representing a significant move from
1.51% at the start of the year. The point is that we have endured substantial upward moves in the yield on the 10-Year T-Note, but they were not sustained.

Short-term interest rates, as controlled by the Federal Reserve (the "Fed") via its Federal Funds target rate, only accompanied bond yields higher in one of those two instances. In 2013, bond yields rose but the Fed did not raise short-term interest rates at all. In 2017 and 2018, the Fed executed multiple interest rate hikes, but reversed course in 2019, undoing the entirety of its
2017-2018 tightening phase. On March 16, 2022, the Fed initiated a 25-basis point ("bps") hike in the Federal Funds target rate. The median member of the
Federal Open Market Committee is signaling another six hikes, totaling 150 bps, through year-end, according to Brian Wesbury, Chief Economist at First Trust.
That would equate to 175 bps in aggregate in 2022. The Fed also signaled it could raise interest rates an additional 75-100 bps in 2023. So, for all intents and purposes, unless something dramatic happens, such as an escalation of the war between Russia and Ukraine, we believe interest rates are heading much higher. With respect to inflation, as measured by the Consumer Price Index
("CPI"), it was essentially a non-event when bond yields rose in 2013 and 2018.
The year-over-year changes in the CPI in 2013 and 2018 were 1.5% and 1.9%, respectively, according to data from the U.S. Bureau of Labor Statistics. The
CPI has averaged 3.0% per year since 1926. In February 2022, the CPI stood at
7.9%. The last time it was this high was 1982.

The current climate for interest rates, bond yields and inflation, indicates that this time around could be different than what we experienced in 2013 and
2018. By that I mean that higher levels of all three might be sustainable.
Having said that, I do not believe that investors need to shift into panic mode.
The Fed's guidance is reassuring to us in that, as of now, it intends to raise short-term interest rates slowly and methodically. While we believe the bond market may be in for a bumpy ride over the next year or so, higher rates and yields are not necessarily death knells for the stock market. In general, I believe that investors should be able to make better decisions about where to position their money moving forward thanks to the in-depth guidance from the
Fed. It could not be more transparent, in my opinion.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

The First Trust CEF Income Opportunity ETF (the "Fund") seeks to provide current income with a secondary emphasis on total return. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges. The Fund is classified as "diversified" under the
Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FCEF."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                          CUMULATIVE
                                                                      TOTAL RETURNS                         TOTAL RETURNS
                           6 Months Ended   1 Year Ended   5 Years Ended   Inception (9/27/16)   5 Years Ended   Inception (9/27/16)
                              2/28/22         2/28/22         2/28/22          to 2/28/22           2/28/22          to 2/28/22
FUND PERFORMANCE
NAV                            -7.94%           4.68%          7.44%              8.19%             43.19%              53.19%
Market Price                   -7.65%           4.68%          7.49%              8.20%             43.53%              53.24%

INDEX PERFORMANCE
Russell 3000(R) Index          -4.24%          12.29%         14.68%             15.59%             98.34%             119.34%
Blended Benchmark (1)          -7.54%           4.59%          6.62%              7.41%             37.79%              47.34%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 15.)

-----------------------------
(1)   A blended benchmark (the "Blended Benchmark") comprised 60% of the First
      Trust Equity Closed-End Fund Total Return Index, a cap-weighted index
      (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed
      Income Closed-End Fund Total Return Index, a cap-weighted index (based on
      NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Eaton Vance Tax-Advantaged Global
   Dividend Income Fund                            4.7%
Cohen & Steers REIT and Preferred and
   Income Fund, Inc.                               4.1
Eaton Vance Tax-Advantaged Dividend
   Income Fund                                     4.1
Eaton Vance Tax-Advantaged Global
   Dividend Opportunities Fund                     3.8
Tekla Healthcare Opportunities Fund                3.5
Ares Dynamic Credit Allocation Fund, Inc.          3.4
Gabelli Dividend & Income Trust (The)              3.3
John Hancock Tax-Advantaged Dividend
   Income Fund                                     3.2
PGIM Global High Yield Fund, Inc.                  3.2
Source Capital, Inc.                               3.1
                                                --------
     Total                                        36.4%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
WORLD REGIONS                                  INVESTMENTS
----------------------------------------------------------
North America                                     80.3%
Europe                                            12.1
Asia                                               7.6
                                                --------
     Total                                       100.0%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
MARKET CAPITALIZATION                          INVESTMENTS
----------------------------------------------------------
Mega                                              26.3%
Large                                             35.2
Mid                                               27.5
Small                                              7.4
Micro                                              3.6
                                                --------
     Total                                       100.0%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
CREDIT QUALITY (2)                             INVESTMENTS
----------------------------------------------------------
AAA                                                4.7%
AA                                                 0.3
A                                                  0.7
BBB                                               13.4
BB                                                25.8
B                                                 35.3
CCC-D                                             11.5
NR                                                 8.3
                                                --------
     Total                                       100.0%
                                                ========


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     SEPTEMBER 27, 2016 - FEBRUARY 28, 2022

           First Trust CEF Income       Russell 3000(R)        Blended
              Opportunity ETF                Index            Benchmark
9/28/16           $10,000                   $10,000            $10,000
2/28/17            10,698                    11,058             10,693
8/31/17            11,348                    11,637             11,267
2/28/18            11,572                    12,853             11,410
8/31/18            12,267                    13,993             12,041
2/28/19            12,044                    13,502             11,833
8/31/19            12,658                    14,177             12,452
2/29/20            12,451                    14,434             12,117
8/31/20            12,401                    17,216             12,258
2/28/21            14,636                    19,532             14,085
8/31/21            16,638                    22,903             15,935
2/28/22            15,317                    21,932             14,733


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
(2)   The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

The First Trust Municipal CEF Income Opportunity ETF (the "Fund") seeks to provide current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets
(including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges which invest primarily in municipal debt securities, some or all of which pay interest that is exempt from regular federal income taxes. The Fund may also invest in exchange-traded funds. The Fund is classified as
"diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "MCEF."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                          CUMULATIVE
                                                                      TOTAL RETURNS                         TOTAL RETURNS
                           6 Months Ended   1 Year Ended   5 Years Ended   Inception (9/27/16)   5 Years Ended   Inception (9/27/16)
                              2/28/22         2/28/22         2/28/22          to 2/28/22           2/28/22          to 2/28/22
FUND PERFORMANCE
NAV                           -10.40%          -1.64%          3.94%              2.52%             21.33%             14.46%
Market Price                  -10.32%          -1.54%          3.92%              2.53%             21.19%             14.50%

INDEX PERFORMANCE
Bloomberg Municipal Bond
   Index                       -3.09%          -0.66%          3.24%              2.52%             17.29%             14.46%
First Trust Municipal
   Closed-End Fund Total
   Return Index (1)           -10.68%          -1.27%          4.78%              3.13%             26.28%             18.18%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 15.)

----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
----------------------------------------------------------
Nuveen AMT-Free Municipal Credit Income
   Fund                                            5.7%
BlackRock MuniHoldings Quality Fund II, Inc.       4.8
VanEck High Yield Muni ETF                         4.7
Nuveen Enhanced Municipal Value Fund               4.2
Nuveen Municipal Credit Opportunities Fund         4.2
BlackRock MuniHoldings Investment Quality
   Fund                                            3.9
Western Asset Municipal Partners Fund, Inc.        3.7
Invesco Trust for Investment Grade Municipals      3.7
Invesco Municipal Trust                            3.6
PIMCO Intermediate Municipal Bond Active
   Exchange-Traded Fund                            3.6
                                                --------
     Total                                        42.1%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
TOP STATE EXPOSURE                            INVESTMENTS
----------------------------------------------------------
Illinois                                          11.1%
California                                        10.1
New York                                           9.1
Texas                                              7.6
Florida                                            6.9
                                                --------
     Total                                        44.8%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY (2)                            INVESTMENTS
----------------------------------------------------------
AAA                                                6.1%
AA                                                26.5
A                                                 23.0
BBB                                               17.2
BB                                                 6.8
B                                                  1.5
CCC-D                                              1.0
NR                                                17.9
                                                --------
     Total                                       100.0%
                                                ========

-----------------------------
(1)   The First Trust Municipal Closed-End Fund Total Return Index, a
      cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.

(2)   The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            SEPTEMBER 27, 2016 - FEBRUARY 28, 2022

                First Trust
            Municipal CEF Income       Bloomberg Municipal       First Trust Municipal
              Opportunity ETF              Bond Index            Closed-End Fund Index
9/28/16           $10,000                    $10,000                    $10,000
2/28/17             9,433                      9,758                      9,359
8/31/17             9,919                     10,128                      9,978
2/28/18             9,415                     10,003                      9,399
8/31/18             9,613                     10,178                      9,693
2/28/19             9,889                     10,416                     10,017
8/31/19            10,858                     11,066                     11,182
2/29/20            11,086                     11,402                     11,415
8/31/20            10,977                     11,424                     11,273
2/28/21            11,636                     11,522                     11,971
8/31/21            12,775                     11,813                     13,231
2/28/22            11,446                     11,446                     11,818


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)

The First Trust Low Duration Strategic Focus ETF (the "Fund") seeks to generate current income, with a secondary objective of preservation of capital. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds ("ETFs") that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. The Fund is classified as
"non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "LDSF."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             AVERAGE ANNUAL         CUMULATIVE
                                                                                             TOTAL RETURNS        TOTAL RETURNS
                                                           6 Months Ended   1 Year Ended   Inception (1/3/19)   Inception (1/3/19)
                                                              2/28/22         2/28/22          to 2/28/22           to 2/28/22
FUND PERFORMANCE
NAV                                                            -1.69%          -1.16%            2.03%                 6.55%
Market Price                                                   -1.65%          -1.06%            2.03%                 6.55%

INDEX PERFORMANCE
Blended Benchmark(1)                                           -2.62%          -1.59%            3.11%                10.12%
Bloomberg 1-5 Year Government/Credit Index                     -2.54%          -2.20%            2.12%                 6.83%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 15.)

-----------------------------
(1)   The Blended Benchmark consists of the following two indexes: 80% of the
      Bloomberg 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofA US High Yield Constrained Index
      which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market but caps issuer exposure at 2%. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 80-20 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF) (CONTINUED)


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            JANUARY 3, 2019 - FEBRUARY 28, 2022

            First Trust Low Duration        Blended          Bloomberg 1-5 Year
              Strategic Focus ETF          Benchmark       Government/Credit Index
1/3/19              $10,000                 $10,000                $10,000
2/28/19              10,210                  10,151                 10,037
8/31/19              10,453                  10,564                 10,433
2/29/20              10,648                  10,789                 10,676
8/31/20              10,672                  11,059                 10,926
2/28/21              10,781                  11,190                 10,924
8/31/21              10,839                  11,309                 10,962
2/28/22              10,656                  11,011                 10,684


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)

The First Trust Active Factor Large Cap ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. The
Fund is classified as "non-diversified" under the Investment Company Act of
1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca,
Inc., under the ticker symbol "AFLG."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             AVERAGE ANNUAL         CUMULATIVE
                                                                                             TOTAL RETURNS        TOTAL RETURNS
                                                                                               Inception            Inception
                                                           6 Months Ended   1 Year Ended       (12/3/19)            (12/3/19)
                                                              2/28/22         2/28/22          to 2/28/22           to 2/28/22
FUND PERFORMANCE
NAV                                                            -3.07%          13.99%            13.63%               33.12%
Market Price                                                   -2.96%          14.18%            13.67%               33.22%

INDEX PERFORMANCE
S&P 500(R) Index                                               -2.62%          16.39%            18.65%               46.63%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 15.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            28.8%
Consumer Discretionary                            11.9
Health Care                                       11.6
Industrials                                       10.1
Financials                                         9.1
Communication Services                             8.0
Consumer Staples                                   5.7
Real Estate                                        4.5
Materials                                          3.7
Utilities                                          3.6
Energy                                             3.0
                                                --------
     Total                                       100.0%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Apple, Inc.                                        7.0%
Alphabet, Inc., Class A                            4.2
Microsoft Corp.                                    4.1
Amazon.com, Inc.                                   1.9
Berkshire Hathaway, Inc., Class B                  1.8
NVR, Inc.                                          1.2
Pfizer, Inc.                                       1.1
Exxon Mobil Corp.                                  1.1
HP, Inc.                                           1.1
AutoZone, Inc.                                     1.0
                                                --------
     Total                                        24.5%
                                                ========

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG) (CONTINUED)


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
            DECEMBER 3, 2019 - FEBRUARY 28, 2022

             First Trust Active        S&P 500(R)
            Factor Large Cap ETF         Index
12/3/19           $10,000               $10,000
2/29/20             9,344                 9,595
8/31/20            10,667                11,479
2/28/21            11,677                12,597
8/31/21            13,733                15,058
2/28/22            13,311                14,663


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)

The First Trust Active Factor Mid Cap ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80%
of its net assets (including investment borrowings) in U.S.-listed equity securities issued by mid capitalization companies. The Fund defines mid capitalization companies as those that, at the time of investment, have a market capitalization between the minimum and maximum market capitalization of a widely recognized index of mid capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum;
(iii) quality; and (iv) low volatility. The Fund is classified as
"non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "AFMC."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             AVERAGE ANNUAL         CUMULATIVE
                                                                                             TOTAL RETURNS        TOTAL RETURNS
                                                                                               Inception            Inception
                                                           6 Months Ended   1 Year Ended       (12/3/19)            (12/3/19)
                                                              2/28/22         2/28/22          to 2/28/22           to 2/28/22
FUND PERFORMANCE
NAV                                                            -4.95%          7.15%             11.29%               27.06%
Market Price                                                   -5.03%          7.12%             11.23%               26.91%

INDEX PERFORMANCE
S&P MidCap 400(R) Index                                        -2.70%          7.98%             15.69%               38.57%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 15.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Industrials                                       18.4%
Financials                                        14.5
Information Technology                            14.0
Consumer Discretionary                            13.3
Health Care                                       11.5
Real Estate                                        9.5
Materials                                          6.8
Consumer Staples                                   4.0
Communication Services                             3.2
Utilities                                          2.6
Energy                                             2.2
                                                --------
     Total                                       100.0%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Molina Healthcare, Inc.                            1.5%
Jones Lang LaSalle, Inc.                           1.5
Builders FirstSource, Inc.                         1.3
AutoNation, Inc.                                   1.3
Arrow Electronics, Inc.                            1.2
Dick's Sporting Goods, Inc.                        1.2
American Financial Group, Inc.                     1.2
Reliance Steel & Aluminum Co.                      1.2
Louisiana-Pacific Corp.                            1.1
Ciena Corp.                                        1.1
                                                --------
     Total                                        12.6%
                                                ========

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC) (CONTINUED)


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
            DECEMBER 3, 2019 - FEBRUARY 28, 2022

            First Trust Active        S&P MidCap
            Factor Mid Cap ETF       400(R) Index
12/3/19          $10,000               $10,000
2/29/20            9,126                 9,181
8/31/20            9,314                 9,838
2/28/21           11,858                12,834
8/31/21           13,367                14,242
2/28/22           12,705                13,857


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)

The First Trust Active Factor Small Cap ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by small capitalization companies. The Fund defines small capitalization companies as those that, at the time of investment, have a market capitalization between a minimum of $250 million and the maximum market capitalization of a widely recognized index of small capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. The
Fund is classified as "non-diversified" under the Investment Company Act of
1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca,
Inc., under the ticker symbol "AFSM."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             AVERAGE ANNUAL         CUMULATIVE
                                                                                             TOTAL RETURNS        TOTAL RETURNS
                                                                                               Inception            Inception
                                                           6 Months Ended   1 Year Ended       (12/3/19)            (12/3/19)
                                                              2/28/22         2/28/22          to 2/28/22           to 2/28/22
FUND PERFORMANCE
NAV                                                            -4.00%           4.15%            12.35%               29.77%
Market Price                                                   -3.93%           4.15%            12.33%               29.72%

INDEX PERFORMANCE
Russell 2000(R) Index                                          -9.46%          -6.01%            12.90%               31.19%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 15.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Health Care                                       18.3%
Industrials                                       17.4
Financials                                        14.4
Information Technology                            12.5
Consumer Discretionary                            12.3
Real Estate                                        6.6
Materials                                          5.5
Energy                                             5.2
Consumer Staples                                   4.1
Communication Services                             2.5
Utilities                                          1.2
                                                --------
     Total                                       100.0%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Boise Cascade Co.                                  1.2%
Louisiana-Pacific Corp.                            1.2
Amphastar Pharmaceuticals, Inc.                    1.0
Enstar Group Ltd.                                  0.9
ArcBest Corp.                                      0.9
Ingles Markets, Inc., Class A                      0.9
Alcoa Corp.                                        0.9
Matson, Inc.                                       0.9
Popular, Inc.                                      0.8
Whiting Petroleum Corp.                            0.8
                                                --------
     Total                                         9.5%
                                                ========

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM) (CONTINUED)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             DECEMBER 3, 2019 - FEBRUARY 28, 2022

             First Trust Active        Russell 2000(R)
            Factor Small Cap ETF            Index
12/3/19           $10,000                  $10,000
2/29/20             8,981                    9,244
8/31/20             9,297                    9,851
2/28/21            12,461                   13,958
8/31/21            13,518                   14,489
2/28/22            12,977                   13,118


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

                                                                         Page 15


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust CEF Income Opportunity ETF ("FCEF") and the First
Trust Municipal CEF Income Opportunity ETF ("MCEF" and together with FCEF, the
"Funds"), each a series of the First Trust Exchange-Traded Fund VIII, and is responsible for the selection and ongoing monitoring of the securities in the
Funds' portfolios and certain other services necessary for the management of the portfolios.

PORTFOLIO MANAGEMENT

Ken Fincher, Senior Vice President of First Trust, and Jordan Ramsland, Vice
President of First Trust, are the Funds' portfolio managers and have responsibility for the day-to-day management of each Fund's investment portfolio. Mr. Fincher has nearly 30 years of experience in financial markets.
His current responsibilities include management of two First Trust exchange-traded funds and separately managed accounts that invest primarily in closed-end funds. He has also helped develop new product structures in the closed-end fund space. Mr. Fincher has been named Outstanding Individual
Contributor to the Closed-End Fund Sector in 2007, 2006, 2005 and 2004 by
financial analysts and his peers in the closed-end fund community and served on the Closed-End Fund committee of the Investment Company Institute. Mr. Fincher received a B.A. in financial administration from Michigan State University and an M.B.A. from Loyola University Graduate School of Business. Mr. Ramsland
joined First Trust in 2013, and his current responsibilities include research and management of strategies that invest primarily in closed-end funds. He is responsible for updating and maintaining First Trust's proprietary closed-end fund models as part of the investment process for the First Trust closed-end funds, exchange-traded funds and separately managed accounts. Mr. Ramsland graduated from Palm Beach Atlantic University in 2011 with a B.S. in Finance.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2022 (UNAUDITED)

                                    ADVISOR

First Trust serves as the investment advisor to the First Trust Low Duration
Strategic Focus ETF (the "Fund"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

The Fund's portfolio is managed by a team of portfolio managers consisting of:

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST TRUST
DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND
   MANAGING DIRECTOR OF FIRST TRUST
CHRIS A. PETERSON, SENIOR VICE PRESIDENT OF FIRST TRUST
WILLIAM HOUSEY, SENIOR VICE PRESIDENT OF FIRST TRUST
STEVE COLLINS, VICE PRESIDENT OF FIRST TRUST

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since 2019.

                                                                         Page 17


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2022 (UNAUDITED)

                                    ADVISOR

First Trust serves as the investment advisor to the First Trust Active Factor
Large Cap ETF ("AFLG"), the First Trust Active Factor Mid Cap ETF ("AFMC"), and
the First Trust Active Factor Small Cap ETF ("AFSM") (each a "Fund" and collectively, the "Funds"). First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios, managing the
Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

                           PORTFOLIO MANAGEMENT TEAM

Each Fund's portfolio is managed by a team (the "Investment Committee")
consisting of:

DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING DIRECTOR
OF FIRST TRUST
JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST
DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND
MANAGING DIRECTOR OF FIRST TRUST
ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST
STAN UELAND, SENIOR VICE PRESIDENT OF FIRST TRUST
CHRIS A. PETERSON, SENIOR VICE PRESIDENT OF FIRST TRUST
CHRIS BUSH, VICE PRESIDENT OF FIRST TRUST
ERIK RUSSO, VICE PRESIDENT OF FIRST TRUST

The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Funds. Each Investment Committee member has served as a part of the portfolio management team of the Funds since 2019, except for
Chris Bush, who has served as a part of the portfolio management team since
2021, and Erik Russo, who has served as a member of the portfolio management team since 2022.


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2022 (UNAUDITED)

As a shareholder of First Trust CEF Income Opportunity ETF, First Trust
Municipal CEF Income Opportunity ETF, First Trust Low Duration Strategic Focus
ETF, First Trust Active Factor Large Cap ETF, First Trust Active Factor Mid Cap
ETF, or First Trust Active Factor Small Cap ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2)
ongoing costs, including management fees, distribution and/or service (12b-1)
fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------------
                                                                                              ANNUALIZED
                                                                                             EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING              ENDING           BASED ON THE       DURING THE
                                                   ACCOUNT VALUE         ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                 SEPTEMBER 1, 2021     FEBRUARY 28, 2022        PERIOD          PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (b)
Actual                                               $1,000.00             $  920.60             0.85%             $4.05
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (b)
Actual                                               $1,000.00             $  896.00             0.75%             $3.53
Hypothetical (5% return before expenses)             $1,000.00             $1,021.08             0.75%             $3.76

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF) (b)
Actual                                               $1,000.00             $  983.10             0.20%             $0.98
Hypothetical (5% return before expenses)             $1,000.00             $1,023.80             0.20%             $1.00

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
Actual                                               $1,000.00             $  969.30             0.55%             $2.69
Hypothetical (5% return before expenses)             $1,000.00             $1,022.07             0.55%             $2.76

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
Actual                                               $1,000.00             $  950.50             0.65%             $3.14
Hypothetical (5% return before expenses)             $1,000.00             $1,021.57             0.65%             $3.26

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM) (b)
Actual                                               $1,000.00             $  960.00             0.75%             $3.64
Hypothetical (5% return before expenses)             $1,000.00             $1,021.08             0.75%             $3.76


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2021 through February 28, 2022), multiplied by 181/365 (to reflect the six-month period).

(b)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests, or the underlying securities in which the Fund invests.

                                                                         Page 19


FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 95.3%
               CAPITAL MARKETS -- 95.3%
       23,723  Adams Natural Resources Fund,
                  Inc.                                  $     460,701
       41,218  Advent Convertible and Income
                  Fund                                        646,711
        9,401  Angel Oak Dynamic Financial
                  Strategies Income Term Trust                178,619
       21,374  Apollo Tactical Income Fund, Inc.              313,770
       79,684  Ares Dynamic Credit Allocation
                  Fund, Inc.                                1,172,152
       28,147  Barings Global Short Duration
                  High Yield Fund                             443,034
       40,645  BlackRock Corporate High Yield
                  Fund, Inc.                                  439,373
       31,134  BlackRock Health Sciences
                  Trust II                                    630,464
       15,637  BlackRock Multi-Sector Income
                  Trust                                       253,632
       24,629  BlackRock Science & Technology
                  Trust                                     1,070,130
       30,813  BlackRock Science & Technology
                  Trust II                                    880,327
       63,260  Blackstone Strategic Credit Fund               836,297
       17,314  Central Securities Corp.                       719,050
       28,786  Cohen & Steers Infrastructure
                  Fund, Inc.                                  776,358
       57,582  Cohen & Steers REIT and
                  Preferred and Income Fund, Inc.           1,417,669
       71,994  DoubleLine Income Solutions
                  Fund                                      1,048,953
       11,239  Eaton Vance Enhanced Equity
                  Income Fund                                 208,146
       44,173  Eaton Vance Short Duration
                  Diversified Income Fund                     513,732
       52,518  Eaton Vance Tax-Advantaged
                  Dividend Income Fund                      1,393,303
       81,927  Eaton Vance Tax-Advantaged
                  Global Dividend Income Fund               1,602,492
       45,113  Eaton Vance Tax-Advantaged
                  Global Dividend Opportunities
                  Fund                                      1,285,721
       47,066  Gabelli Dividend & Income Trust
                  (The)                                     1,133,820
       18,440  General American Investors Co.,
                  Inc.                                        752,168
       44,992  John Hancock Tax-Advantaged
                  Dividend Income Fund                      1,100,954
       13,357  Lazard Global Total Return and
                  Income Fund, Inc.                           246,704
       39,136  Macquarie Global Infrastructure
                  Total Return Fund, Inc.                     949,439
      148,545  Nuveen Credit Strategies Income
                  Fund                                        912,066
       37,426  Nuveen Multi-Asset Income Fund                 612,289
       88,597  Nuveen Preferred & Income
                  Opportunities Fund                          757,504
       36,479  Nuveen Real Asset Income and
                  Growth Fund                                 538,065

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       77,135  PGIM Global High Yield Fund,
                  Inc.                                  $   1,082,975
       39,915  Pimco Dynamic Income Fund                      965,943
       20,067  PIMCO Dynamic Income
                  Opportunities Fund                          350,972
       33,893  Principal Real Estate Income
                  Fund                                        497,888
       17,173  Royce Micro-Cap Trust, Inc.                    178,256
       41,289  Royce Value Trust, Inc.                        720,493
       26,233  Source Capital, Inc.                         1,073,454
       53,331  Tekla Healthcare Investors                   1,067,153
       54,834  Tekla Healthcare Opportunities
                  Fund                                      1,182,769
       20,330  Tekla Life Sciences Investors                  334,835
       23,093  Templeton Emerging Markets
                  Fund                                        342,931
       32,495  Tri-Continental Corp.                          996,297
       16,116  Virtus AllianzGI Artificial
                  Intelligence & Technology
                  Opportunities Fund                          352,940
       26,190  Virtus AllianzGI Convertible &
                  Income 2024 Target Term Fund                248,019
       14,096  Virtus AllianzGI Equity &
                  Convertible Income Fund                     370,725
       49,433  Western Asset Emerging Markets
                  Debt Fund, Inc.                             538,820
       54,546  Western Asset High Income
                  Opportunity Fund, Inc.                      253,094
       21,105  Western Asset Inflation-Linked
                  Opportunities & Income Fund                 260,225
                                                        -------------
               TOTAL CLOSED-END FUNDS
                  -- 95.3%                                 34,111,432
               (Cost $34,330,681)                       -------------

               EXCHANGE-TRADED FUNDS -- 0.2%
               CAPITAL MARKETS -- 0.2%
        2,353  Financial Select Sector SPDR
                  Fund                                         90,638
               (Cost $91,366)                           -------------

               MONEY MARKET FUNDS -- 4.4%
    1,560,264  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 0.01% (a)           1,560,264
               (Cost $1,560,264)                        -------------

               TOTAL INVESTMENTS -- 99.9%                  35,762,334
               (Cost $35,982,311)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                          47,512
                                                        -------------
               NET ASSETS -- 100.0%                     $  35,809,846
                                                        =============

(a)   Rate shown reflects yield as of February 28, 2022.

SPDR  - Standard & Poor's Depository Receipts

Page 20                 See Notes to Financial Statements


FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                        LEVEL 2         LEVEL 3
                                                       TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                     2/28/2022          PRICES          INPUTS          INPUTS
                                                   ---------------------------------------------------------------
Closed-End Funds*...............................   $   34,111,432   $   34,111,432   $          --   $          --
Exchange-Traded Funds*..........................           90,638           90,638              --              --
Money Market Funds..............................        1,560,264        1,560,264              --              --
                                                   ---------------------------------------------------------------
Total Investments...............................   $   35,762,334   $   35,762,334   $          --   $          --
                                                   ===============================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 21


FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 80.4%
               CAPITAL MARKETS -- 80.4%
       28,861  BlackRock MuniAssets Fund, Inc.          $     392,798
       28,833  BlackRock Municipal Income
                  Quality Trust                               395,300
       36,989  BlackRock Municipal Income
                  Trust                                       495,653
       36,422  BlackRock MuniHoldings Fund,
                  Inc.                                        539,774
       52,289  BlackRock MuniHoldings
                  Investment Quality Fund                     679,757
       67,017  BlackRock MuniHoldings Quality
                  Fund II, Inc.                               837,713
       45,158  BlackRock MuniYield Quality
                  Fund II, Inc.                               571,700
       44,973  BlackRock MuniYield Quality
                  Fund III, Inc.                              602,188
       16,169  Eaton Vance Municipal Bond
                  Fund                                        198,394
       36,579  Eaton Vance Municipal Income
                  Trust                                       467,845
       53,258  Invesco Municipal Trust                        628,977
       19,957  Invesco Pennsylvania Value
                  Municipal Income Trust                      246,469
       49,868  Invesco Quality Municipal
                  Income Trust                                589,938
       52,788  Invesco Trust for Investment
                  Grade Municipals                            641,902
       40,086  Invesco Value Municipal Income
                  Trust                                       606,100
        4,950  MainStay MacKay DefinedTerm
                  Municipal Opportunities Fund                 96,872
       10,219  Neuberger Berman Municipal
                  Fund, Inc.                                  142,248
       62,896  Nuveen AMT-Free Municipal
                  Credit Income Fund                          985,580
       42,619  Nuveen AMT-Free Quality
                  Municipal Income Fund                       603,059
       42,763  Nuveen Dynamic Municipal
                  Opportunities Fund                          603,814
       53,683  Nuveen Enhanced Municipal
                  Value Fund                                  737,604
       14,608  Nuveen Intermediate Duration
                  Municipal Term Fund                         208,018
       15,390  Nuveen Intermediate Duration
                  Quality Municipal Term Fund                 214,537
       39,895  Nuveen Municipal Credit Income
                  Fund                                        615,580
       51,133  Nuveen Municipal Credit
                  Opportunities Fund                          729,157
       29,058  Nuveen Municipal High Income
                  Opportunity Fund                            399,838
       30,407  Nuveen Municipal Value Fund,
                  Inc.                                        300,421
       41,711  Nuveen Quality Municipal
                  Income Fund                                 602,724

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       39,802  Nuveen Select Tax-Free Income
                  Portfolio                             $     591,458
        9,052  Pioneer Municipal High Income
                  Opportunities Fund, Inc.                    143,927
       50,279  Western Asset Intermediate Muni
                  Fund, Inc.                                  457,036
       45,394  Western Asset Municipal Partners
                  Fund, Inc.                                  652,312
                                                        -------------
               TOTAL CLOSED-END FUNDS
                  -- 80.4%                                 15,978,693
               (Cost $17,321,435)                       -------------

               EXCHANGE-TRADED FUNDS -- 7.3%
               CAPITAL MARKETS -- 7.3%
       11,504  PIMCO Intermediate Municipal
                  Bond Active Exchange-Traded
                  Fund                                        628,924
       13,771  VanEck High Yield Muni ETF                     819,374
                                                        -------------
               TOTAL EXCHANGE-TRADED FUNDS
                  -- 7.3%                                   1,448,298
               (Cost $1,515,413)                        -------------

               TOTAL INVESTMENTS -- 87.7%                  17,426,991
               (Cost $18,836,848)
               NET OTHER ASSETS AND
                  LIABILITIES -- 12.3%                      2,451,435
                                                        -------------
               NET ASSETS -- 100.0%                     $  19,878,426
                                                        =============

Page 22                 See Notes to Financial Statements


FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                        LEVEL 2         LEVEL 3
                                                       TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                     2/28/2022          PRICES          INPUTS          INPUTS
                                                   ---------------------------------------------------------------
Closed-End Funds*...............................   $   15,978,693   $   15,978,693   $          --   $          --
Exchange-Traded Funds*..........................        1,448,298        1,448,298              --              --
                                                   ---------------------------------------------------------------
Total Investments...............................   $   17,426,991   $   17,426,991   $          --   $          --
                                                   ===============================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 23


FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               EXCHANGE-TRADED FUNDS -- 99.8%
               CAPITAL MARKETS -- 99.8%
      215,307  First Trust Emerging Markets
                  Local Currency Bond ETF (a)           $   6,590,547
    2,147,409  First Trust Low Duration
                  Opportunities ETF (a)                   106,361,168
      979,783  First Trust Senior Loan Fund (a)            46,402,523
      280,804  First Trust Tactical High Yield
                  ETF (a)                                  12,964,720
    2,031,832  First Trust TCW Unconstrained
                  Plus Bond ETF (a)                        52,502,539
      787,571  iShares 0-5 Year Investment
                  Grade Corporate Bond ETF                 39,543,940
                                                        -------------
               TOTAL EXCHANGE-TRADED FUNDS
                  -- 99.8%                                264,365,437
               (Cost $270,788,187)                      -------------

               MONEY MARKET FUNDS -- 0.2%
      594,463  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 0.01% (b)             594,463
               (Cost $594,463)                          -------------

               TOTAL INVESTMENTS -- 100.0%                264,959,900
               (Cost $271,382,650)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                       (37,562)
                                                        -------------
               NET ASSETS -- 100.0%                     $ 264,922,338
                                                        =============

(a)   Investment in an affiliated fund.

(b)   Rate shown reflects yield as of February 28, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                        LEVEL 2         LEVEL 3
                                                       TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                     2/28/2022          PRICES          INPUTS          INPUTS
                                                   ---------------------------------------------------------------
Exchange-Traded Funds*..........................   $  264,365,437   $  264,365,437   $          --   $          --
Money Market Funds..............................          594,463          594,463              --              --
                                                   ---------------------------------------------------------------
Total Investments...............................   $  264,959,900   $  264,959,900   $          --   $          --
                                                   ===============================================================


* See Portfolio of Investments for industry breakout.

Page 24                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 3.0%
          153  General Dynamics Corp.                   $      35,871
           42  Huntington Ingalls Industries, Inc.              8,585
           21  L3Harris Technologies, Inc.                      5,298
           36  Lockheed Martin Corp.                           15,617
           66  Northrop Grumman Corp.                          29,181
          132  Raytheon Technologies Corp.                     13,556
           99  Textron, Inc.                                    7,240
                                                        -------------
                                                              115,348
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 0.4%
           60  Expeditors International of
                  Washington, Inc.                              6,202
           36  United Parcel Service, Inc.,
                  Class B                                       7,575
                                                        -------------
                                                               13,777
                                                        -------------
               AUTO COMPONENTS -- 0.2%
          187  BorgWarner, Inc.                                 7,669
                                                        -------------
               BANKS -- 1.0%
          126  Citizens Financial Group, Inc.                   6,605
          144  Comerica, Inc.                                  13,750
          258  Zions Bancorp N.A.                              18,290
                                                        -------------
                                                               38,645
                                                        -------------
               BIOTECHNOLOGY -- 1.5%
          183  AbbVie, Inc.                                    27,042
           15  Amgen, Inc.                                      3,397
           18  Biogen, Inc. (a)                                 3,798
          183  Gilead Sciences, Inc.                           11,053
           18  Regeneron Pharmaceuticals,
                  Inc. (a)                                     11,131
                                                        -------------
                                                               56,421
                                                        -------------
               BUILDING PRODUCTS -- 1.3%
          188  A.O. Smith Corp.                                12,893
          102  Carrier Global Corp.                             4,578
          298  Johnson Controls International
                  PLC                                          19,358
          153  Masco Corp.                                      8,574
           39  Trane Technologies PLC                           6,003
                                                        -------------
                                                               51,406
                                                        -------------
               CAPITAL MARKETS -- 1.6%
          197  Bank of New York Mellon (The)
                  Corp.                                        10,470
            6  BlackRock, Inc.                                  4,463
           78  Blackstone, Inc.                                 9,943
           18  FactSet Research Systems, Inc.                   7,310
           15  MSCI, Inc.                                       7,525
           51  Nasdaq, Inc.                                     8,729
           39  T. Rowe Price Group, Inc.                        5,638
          105  Tradeweb Markets, Inc., Class A                  8,870
                                                        -------------
                                                               62,948
                                                        -------------
               CHEMICALS -- 1.2%
          312  Corteva, Inc.                                   16,233
          210  Dow, Inc.                                       12,382

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CHEMICALS (CONTINUED)
           24  DuPont de Nemours, Inc.                  $       1,857
          102  LyondellBasell Industries N.V.,
                  Class A                                       9,918
           18  Sherwin-Williams (The) Co.                       4,736
                                                        -------------
                                                               45,126
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 3.1%
           81  Arista Networks, Inc. (a)                        9,941
          681  Cisco Systems, Inc.                             37,980
          126  F5, Inc. (a)                                    25,307
        1,010  Juniper Networks, Inc.                          34,128
           45  Motorola Solutions, Inc.                         9,919
            9  Ubiquiti, Inc.                                   2,285
                                                        -------------
                                                              119,560
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 0.6%
          205  Quanta Services, Inc.                           22,333
                                                        -------------
               CONSUMER FINANCE -- 0.8%
           60  Ally Financial, Inc.                             2,994
           63  American Express Co.                            12,256
           78  Capital One Financial Corp.                     11,955
           45  Synchrony Financial                              1,925
                                                        -------------
                                                               29,130
                                                        -------------
               CONTAINERS & PACKAGING -- 1.1%
           33  Avery Dennison Corp.                             5,815
          367  International Paper Co.                         15,975
          327  Sealed Air Corp.                                21,952
                                                        -------------
                                                               43,742
                                                        -------------
               DISTRIBUTORS -- 1.1%
          114  Genuine Parts Co.                               13,926
          366  LKQ Corp.                                       17,184
           24  Pool Corp.                                      11,006
                                                        -------------
                                                               42,116
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.8%
          219  Berkshire Hathaway, Inc.,
                  Class B (a)                                  70,398
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.6%
        1,082  AT&T, Inc.                                      25,633
          600  Lumen Technologies, Inc.                         6,216
          568  Verizon Communications, Inc.                    30,484
                                                        -------------
                                                               62,333
                                                        -------------
               ELECTRIC UTILITIES -- 2.8%
          157  Constellation Energy Corp.                       7,219
          312  Evergy, Inc.                                    19,472
          720  Exelon Corp.                                    30,643
          476  FirstEnergy Corp.                               19,920
          231  NRG Energy, Inc.                                 8,741
          105  Pinnacle West Capital Corp.                      7,437
          575  PPL Corp.                                       15,048
                                                        -------------
                                                              108,480
                                                        -------------

                        See Notes to Financial Statements                Page 25


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT -- 0.8%
           69  Eaton Corp. PLC                          $      10,646
          123  Emerson Electric Co.                            11,429
           33  Rockwell Automation, Inc.                        8,797
                                                        -------------
                                                               30,872
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.3%
          108  CDW Corp.                                       18,626
           84  Keysight Technologies, Inc. (a)                 13,219
           93  TE Connectivity Ltd.                            13,246
           15  Zebra Technologies Corp.,
                  Class A (a)                                   6,200
                                                        -------------
                                                               51,291
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.1%
           72  Baker Hughes Co.                                 2,115
                                                        -------------
               ENTERTAINMENT -- 0.1%
           33  Liberty Media Corp.-Liberty
                  Formula One, Class C (a)                      2,004
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.7%
           18  AvalonBay Communities, Inc.                      4,295
          105  Camden Property Trust                           17,337
           72  Duke Realty Corp.                                3,816
           75  Equity Residential                               6,398
           99  Extra Space Storage, Inc.                       18,627
          162  Iron Mountain, Inc.                              7,967
           84  Mid-America Apartment
                  Communities, Inc.                            17,187
           45  Prologis, Inc.                                   6,563
           60  Public Storage                                  21,301
          141  Regency Centers Corp.                            9,290
          348  VICI Properties, Inc.                            9,730
          548  Weyerhaeuser Co.                                21,306
                                                        -------------
                                                              143,817
                                                        -------------
               FOOD & STAPLES RETAILING -- 2.7%
          393  Albertsons Cos., Inc., Class A                  11,456
           60  Costco Wholesale Corp.                          31,155
          696  Kroger (The) Co.                                32,573
           45  Walgreens Boots Alliance, Inc.                   2,074
          205  Walmart, Inc.                                   27,708
                                                        -------------
                                                              104,966
                                                        -------------
               FOOD PRODUCTS -- 1.4%
          156  General Mills, Inc.                             10,519
          153  J.M. Smucker (The) Co.                          20,617
          246  Tyson Foods, Inc., Class A                      22,794
                                                        -------------
                                                               53,930
                                                        -------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 0.7%
          291  Hologic, Inc. (a)                               20,711
            9  IDEXX Laboratories, Inc. (a)                     4,791
           18  Masimo Corp. (a)                                 2,834
                                                        -------------
                                                               28,336
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 4.7%
           81  Anthem, Inc.                             $      36,600
           75  Cardinal Health, Inc.                            4,051
           96  Centene Corp. (a)                                7,931
           21  Cigna Corp.                                      4,993
          298  CVS Health Corp.                                30,888
           48  HCA Healthcare, Inc.                            12,015
          159  Henry Schein, Inc. (a)                          13,734
           15  Humana, Inc.                                     6,515
           69  Laboratory Corp. of America
                  Holdings (a)                                 18,717
           12  McKesson Corp.                                   3,300
          138  Quest Diagnostics, Inc.                         18,115
           36  UnitedHealth Group, Inc.                        17,131
           42  Universal Health Services, Inc.,
                  Class B                                       6,045
                                                        -------------
                                                              180,035
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.5%
            3  Booking Holdings, Inc. (a)                       6,517
           15  Domino's Pizza, Inc.                             6,483
           33  Expedia Group, Inc. (a)                          6,471
                                                        -------------
                                                               19,471
                                                        -------------
               HOUSEHOLD DURABLES -- 2.0%
           63  D.R. Horton, Inc.                                5,380
           42  Lennar Corp., Class A                            3,775
           57  Mohawk Industries, Inc. (a)                      8,025
           67  Newell Brands, Inc.                              1,591
            9  NVR, Inc. (a)                                   44,626
          169  PulteGroup, Inc.                                 8,393
           27  Whirlpool Corp.                                  5,434
                                                        -------------
                                                               77,224
                                                        -------------
               HOUSEHOLD PRODUCTS -- 0.5%
          117  Procter & Gamble (The) Co.                      18,239
                                                        -------------
               INDUSTRIAL CONGLOMERATES -- 0.5%
          129  3M Co.                                          19,176
                                                        -------------
               INSURANCE -- 3.9%
          372  Aflac, Inc.                                     22,726
          109  Allstate (The) Corp.                            13,337
           36  Aon PLC, Class A                                10,517
          144  Brown & Brown, Inc.                              9,736
           51  Chubb Ltd.                                      10,386
          138  Cincinnati Financial Corp.                      16,945
          159  CNA Financial Corp.                              7,266
           24  Globe Life, Inc.                                 2,423
          219  Loews Corp.                                     13,433
           87  Marsh & McLennan Cos., Inc.                     13,521
           33  MetLife, Inc.                                    2,229
           42  Progressive (The) Corp.                          4,449
          120  Prudential Financial, Inc.                      13,399
           27  Travelers (The) Cos., Inc.                       4,639
          205  Unum Group                                       5,724
                                                        -------------
                                                              150,730
                                                        -------------

Page 26                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERACTIVE MEDIA & SERVICES
                  -- 4.8%
           60  Alphabet, Inc., Class A (a)              $     162,068
          102  Meta Platforms, Inc., Class A (a)               21,525
                                                        -------------
                                                              183,593
                                                        -------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 2.0%
           24  Amazon.com, Inc. (a)                            73,710
           97  eBay, Inc.                                       5,295
                                                        -------------
                                                               79,005
                                                        -------------
               IT SERVICES -- 3.7%
           96  Accenture PLC, Class A                          30,338
           12  Automatic Data Processing, Inc.                  2,453
          299  Cognizant Technology Solutions
                  Corp., Class A                               25,753
           15  EPAM Systems, Inc. (a)                           3,116
           69  Gartner, Inc. (a)                               19,349
          192  International Business Machines
                  Corp.                                        23,522
           90  Jack Henry & Associates, Inc.                   15,912
           27  Paychex, Inc.                                    3,215
          995  Western Union (The) Co.                         18,089
                                                        -------------
                                                              141,747
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.7%
           66  Agilent Technologies, Inc.                       8,604
           39  Danaher Corp.                                   10,702
            9  Mettler-Toledo International,
                  Inc. (a)                                     12,679
           78  PerkinElmer, Inc.                               14,010
           24  Waters Corp. (a)                                 7,601
           27  West Pharmaceutical Services, Inc.              10,451
                                                        -------------
                                                               64,047
                                                        -------------
               MACHINERY -- 2.2%
           87  Cummins, Inc.                                   17,758
           96  Dover Corp.                                     15,059
          102  Fortive Corp.                                    6,604
           75  Ingersoll Rand, Inc.                             3,789
           27  Otis Worldwide Corp.                             2,115
          147  Pentair PLC                                      8,513
           66  Snap-on, Inc.                                   13,872
           57  Stanley Black & Decker, Inc.                     9,274
           99  Westinghouse Air Brake
                  Technologies Corp.                            9,189
                                                        -------------
                                                               86,173
                                                        -------------
               MEDIA -- 1.6%
          235  Comcast Corp., Class A                          10,989
          363  DISH Network Corp., Class A (a)                 11,601
          304  Fox Corp., Class A                              12,716
          476  Interpublic Group of (The) Cos., Inc.           17,517
           63  Omnicom Group, Inc.                              5,285
          123  Paramount Global, Class B                        3,765
                                                        -------------
                                                               61,873
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               METALS & MINING -- 1.4%
           57  Alcoa Corp.                              $       4,294
          141  Newmont Corp.                                    9,334
          204  Nucor Corp.                                     26,851
          210  Steel Dynamics, Inc.                            14,822
                                                        -------------
                                                               55,301
                                                        -------------
               MULTILINE RETAIL -- 1.3%
           33  Dollar General Corp.                             6,545
          101  Dollar Tree, Inc. (a)                           14,350
          139  Target Corp.                                    27,768
                                                        -------------
                                                               48,663
                                                        -------------
               MULTI-UTILITIES -- 0.8%
          237  Consolidated Edison, Inc.                       20,327
          333  NiSource, Inc.                                   9,634
           30  Public Service Enterprise Group,
                  Inc.                                          1,945
                                                        -------------
                                                               31,906
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.9%
          138  Chevron Corp.                                   19,872
          515  Coterra Energy, Inc.                            12,015
          258  Devon Energy Corp.                              15,364
           24  EOG Resources, Inc.                              2,758
          525  Exxon Mobil Corp.                               41,171
          530  Kinder Morgan, Inc.                              9,222
          372  Williams (The) Cos., Inc.                       11,636
                                                        -------------
                                                              112,038
                                                        -------------
               PHARMACEUTICALS -- 3.0%
          219  Bristol-Myers Squibb Co.                        15,039
          108  Eli Lilly & Co.                                 26,995
          129  Johnson & Johnson                               21,229
          938  Pfizer, Inc.                                    44,030
           54  Zoetis, Inc.                                    10,457
                                                        -------------
                                                              117,750
                                                        -------------
               PROFESSIONAL SERVICES -- 0.7%
          108  Booz Allen Hamilton Holding
                  Corp.                                         8,714
          165  Robert Half International, Inc.                 19,848
                                                        -------------
                                                               28,562
                                                        -------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.7%
          289  CBRE Group, Inc., Class A (a)                   27,990
                                                        -------------
               ROAD & RAIL -- 0.3%
           42  Old Dominion Freight Line, Inc.                 13,189
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.6%
           33  Advanced Micro Devices, Inc. (a)                 4,070
           96  Applied Materials, Inc.                         12,883
           12  Broadcom, Inc.                                   7,049
          531  Intel Corp.                                     25,329
           30  KLA Corp.                                       10,455
            9  Lam Research Corp.                               5,052
          132  NVIDIA Corp.                                    32,188

                        See Notes to Financial Statements                Page 27


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
           96  Qorvo, Inc. (a)                          $      13,131
           99  QUALCOMM, Inc.                                  17,027
           99  Skyworks Solutions, Inc.                        13,679
           96  Teradyne, Inc.                                  11,320
          147  Texas Instruments, Inc.                         24,989
                                                        -------------
                                                              177,172
                                                        -------------
               SOFTWARE -- 6.9%
           15  Adobe, Inc. (a)                                  7,015
           57  Cadence Design Systems, Inc. (a)                 8,632
           27  Datadog, Inc., Class A (a)                       4,350
            9  HubSpot, Inc. (a)                                4,725
           27  Intuit, Inc.                                    12,808
          527  Microsoft Corp.                                157,462
          495  NortonLifeLock, Inc.                            14,345
          277  Oracle Corp.                                    21,044
            6  Palo Alto Networks, Inc. (a)                     3,565
          147  SS&C Technologies Holdings,
                  Inc.                                         11,021
           36  Synopsys, Inc. (a)                              11,246
           84  VMware, Inc., Class A                            9,855
                                                        -------------
                                                              266,068
                                                        -------------
               SPECIALTY RETAIL -- 4.0%
           42  Advance Auto Parts, Inc.                         8,588
           21  AutoZone, Inc. (a)                              39,131
          153  Bath & Body Works, Inc.                          8,166
          141  Best Buy Co., Inc.                              13,626
           84  Gap (The), Inc.                                  1,222
           78  Home Depot (The), Inc.                          24,635
          108  Lowe's Cos., Inc.                               23,875
           24  O'Reilly Automotive, Inc. (a)                   15,582
           75  Tractor Supply Co.                              15,284
           37  Victoria's Secret & Co. (a)                      1,984
           24  Williams-Sonoma, Inc.                            3,477
                                                        -------------
                                                              155,570
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 9.2%
        1,635  Apple, Inc.                                    269,971
        1,181  HP, Inc.                                        40,579
          119  NetApp, Inc.                                     9,328
          201  Seagate Technology Holdings
                  PLC                                          20,735
          728  Xerox Holdings Corp.                            14,349
                                                        -------------
                                                              354,962
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.7%
           57  NIKE, Inc., Class B                              7,783
           51  Ralph Lauren Corp.                               6,734
          276  Tapestry, Inc.                                  11,288
           78  Under Armour, Inc., Class A (a)                  1,396
                                                        -------------
                                                               27,201
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TOBACCO -- 1.1%
          274  Altria Group, Inc.                       $      14,054
          291  Philip Morris International, Inc.               29,411
                                                        -------------
                                                               43,465
                                                        -------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.2%
           39  Fastenal Co.                                     2,007
           12  W.W. Grainger, Inc.                              5,725
                                                        -------------
                                                                7,732
                                                        -------------
               TOTAL COMMON STOCKS
                  -- 99.8%                                  3,855,645
               (Cost $3,709,371)                        -------------

               MONEY MARKET FUNDS -- 0.1%
        3,516  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 0.01% (b)               3,516
               (Cost $3,516)                            -------------

               TOTAL INVESTMENTS -- 99.9%                   3,859,161
               (Cost $3,712,887)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                           5,112
                                                        -------------
               NET ASSETS -- 100.0%                     $   3,864,273
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2022.

Page 28                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                        LEVEL 2         LEVEL 3
                                                       TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                     2/28/2022          PRICES          INPUTS          INPUTS
                                                   ---------------------------------------------------------------
Common Stocks*..................................   $    3,855,645   $    3,855,645   $          --   $          --
Money Market Funds..............................            3,516            3,516              --              --
                                                   ---------------------------------------------------------------
Total Investments...............................   $    3,859,161   $    3,859,161   $          --   $          --
                                                   ===============================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 29


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.6%
               AEROSPACE & DEFENSE -- 0.6%
           20  Curtiss-Wright Corp.                     $       2,950
           62  Huntington Ingalls Industries, Inc.             12,673
                                                        -------------
                                                               15,623
                                                        -------------
               AUTOMOBILES -- 0.3%
           72  Thor Industries, Inc.                            6,516
                                                        -------------
               BANKS -- 3.1%
          310  Associated Banc-Corp.                            7,561
          316  Cathay General Bancorp                          14,861
          142  Comerica, Inc.                                  13,560
           60  Cullen/Frost Bankers, Inc.                       8,444
          643  F.N.B. Corp.                                     8,635
           82  Popular, Inc.                                    7,532
          420  Umpqua Holdings Corp.                            8,967
           90  Zions Bancorp N.A.                               6,380
                                                        -------------
                                                               75,940
                                                        -------------
               BIOTECHNOLOGY -- 1.3%
           94  Emergent BioSolutions, Inc. (a)                  3,890
          457  Exelixis, Inc. (a)                               9,382
           38  Halozyme Therapeutics, Inc. (a)                  1,348
          112  United Therapeutics Corp. (a)                   18,614
                                                        -------------
                                                               33,234
                                                        -------------
               BUILDING PRODUCTS -- 3.7%
           36  A.O. Smith Corp.                                 2,469
           48  Advanced Drainage Systems, Inc.                  5,603
          426  Builders FirstSource, Inc. (a)                  31,703
           84  Carlisle Cos., Inc.                             19,942
          208  Owens Corning                                   19,383
           12  Simpson Manufacturing Co., Inc.                  1,422
          138  UFP Industries, Inc.                            11,833
                                                        -------------
                                                               92,355
                                                        -------------
               CAPITAL MARKETS -- 2.3%
           42  Affiliated Managers Group, Inc.                  5,811
           38  FactSet Research Systems, Inc.                  15,431
          128  Houlihan Lokey, Inc.                            13,166
          114  Janus Henderson Group PLC                        3,827
          246  Jefferies Financial Group, Inc.                  8,743
           32  Morningstar, Inc.                                8,981
                                                        -------------
                                                               55,959
                                                        -------------
               CHEMICALS -- 2.1%
           40  Balchem Corp.                                    5,534
           90  Cabot Corp.                                      6,584
          428  Element Solutions, Inc.                         10,520
          138  Huntsman Corp.                                   5,581
          236  Olin Corp.                                      12,156
           48  Sensient Technologies Corp.                      3,942
           64  Westlake Corp.                                   7,060
                                                        -------------
                                                               51,377
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.2%
          152  CoreCivic, Inc. (a)                              1,385
        1,221  GEO Group (The), Inc. (a)                        7,277
          294  HNI Corp.                                       11,963

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  (CONTINUED)
           50  Tetra Tech, Inc.                         $       7,938
                                                        -------------
                                                               28,563
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.9%
          384  Ciena Corp. (a)                                 26,274
           52  F5, Inc. (a)                                    10,444
          461  Juniper Networks, Inc.                          15,577
           52  Lumentum Holdings, Inc. (a)                      5,141
          447  NetScout Systems, Inc. (a)                      13,915
                                                        -------------
                                                               71,351
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 2.4%
          114  AECOM                                            8,283
          128  Dycom Industries, Inc. (a)                      11,144
           92  EMCOR Group, Inc.                               10,630
           82  MasTec, Inc. (a)                                 6,458
          284  MDU Resources Group, Inc.                        7,603
          134  Quanta Services, Inc.                           14,598
                                                        -------------
                                                               58,716
                                                        -------------
               CONSUMER FINANCE -- 1.5%
            8  Credit Acceptance Corp. (a)                      4,401
          663  Navient Corp.                                   11,675
           28  OneMain Holdings, Inc.                           1,428
          939  SLM Corp.                                       18,498
                                                        -------------
                                                               36,002
                                                        -------------
               CONTAINERS & PACKAGING -- 0.4%
           88  Greif, Inc., Class A                             5,059
           82  Sealed Air Corp.                                 5,505
                                                        -------------
                                                               10,564
                                                        -------------
               DISTRIBUTORS -- 0.4%
           24  Pool Corp.                                      11,006
                                                        -------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.7%
          172  Adtalem Global Education,
                  Inc. (a)                                      3,574
           20  Graham Holdings Co., Class B                    12,023
           46  H&R Block, Inc.                                  1,141
                                                        -------------
                                                               16,738
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.5%
          190  Voya Financial, Inc.                            12,797
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.6%
          455  EchoStar Corp., Class A (a)                     11,075
          443  Lumen Technologies, Inc.                         4,589
                                                        -------------
                                                               15,664
                                                        -------------
               ELECTRIC UTILITIES -- 1.1%
          296  Hawaiian Electric Industries, Inc.              12,130
           38  NRG Energy, Inc.                                 1,438
          254  Portland General Electric Co.                   12,896
                                                        -------------
                                                               26,464
                                                        -------------

Page 30                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT -- 1.7%
           74  Acuity Brands, Inc.                      $      13,495
          136  Atkore, Inc. (a)                                13,833
          420  GrafTech International Ltd.                      4,234
          184  nVent Electric PLC                               6,243
           32  Regal Rexnord Corp.                              5,131
                                                        -------------
                                                               42,936
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 3.8%
          250  Arrow Electronics, Inc. (a)                     30,470
          194  Avnet, Inc.                                      8,162
          128  II-VI, Inc. (a)                                  8,891
          178  TD SYNNEX Corp.                                 18,126
           66  Trimble, Inc. (a)                                4,603
          625  Vishay Intertechnology, Inc.                    11,994
           30  Zebra Technologies Corp.,
                  Class A (a)                                  12,400
                                                        -------------
                                                               94,646
                                                        -------------
               ENTERTAINMENT -- 0.2%
          100  World Wrestling Entertainment,
                  Inc., Class A                                 5,926
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 8.0%
          132  American Homes 4 Rent, Class A                   5,017
          282  Brixmor Property Group, Inc.                     7,084
          138  Camden Property Trust                           22,785
          268  Corporate Office Properties Trust                7,024
          408  Cousins Properties, Inc.                        15,761
          268  CubeSmart                                       12,920
           44  EastGroup Properties, Inc.                       8,394
          214  First Industrial Realty Trust, Inc.             12,322
          332  Highwoods Properties, Inc.                      14,475
          232  Independence Realty Trust, Inc.                  5,863
          230  Iron Mountain, Inc.                             11,311
          234  Kilroy Realty Corp.                             16,759
          144  Life Storage, Inc.                              18,229
          106  National Storage Affiliates Trust                6,177
          284  Omega Healthcare Investors, Inc.                 8,000
          322  PotlatchDeltic Corp.                            17,678
          406  Sabra Health Care REIT, Inc.                     5,453
           17  SL Green Realty Corp.                            1,352
                                                        -------------
                                                              196,604
                                                        -------------
               FOOD & STAPLES RETAILING -- 1.8%
          356  Albertsons Cos., Inc., Class A                  10,377
          254  BJ's Wholesale Club Holdings,
                  Inc. (a)                                     15,969
          597  Sprouts Farmers Market, Inc. (a)                17,003
                                                        -------------
                                                               43,349
                                                        -------------
               FOOD PRODUCTS -- 1.4%
          615  Flowers Foods, Inc.                             16,857
           62  J.M. Smucker (The) Co.                           8,354
          258  TreeHouse Foods, Inc. (a)                       10,127
                                                        -------------
                                                               35,338
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               GAS UTILITIES -- 1.5%
          260  National Fuel Gas Co.                    $      16,182
          551  UGI Corp.                                       21,181
                                                        -------------
                                                               37,363
                                                        -------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 2.5%
          114  DENTSPLY SIRONA, Inc.                            6,172
          545  Envista Holdings Corp. (a)                      26,160
           66  Haemonetics Corp. (a)                            3,809
           34  ICU Medical, Inc. (a)                            8,049
           18  Masimo Corp. (a)                                 2,834
           10  Penumbra, Inc. (a)                               2,217
           52  Quidel Corp. (a)                                 5,501
           16  Shockwave Medical, Inc. (a)                      2,836
           36  STAAR Surgical Co. (a)                           2,856
           18  Tandem Diabetes Care, Inc. (a)                   2,027
                                                        -------------
                                                               62,461
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 4.7%
           28  Amedisys, Inc. (a)                               4,487
          124  AMN Healthcare Services, Inc. (a)               13,161
           30  Apollo Medical Holdings, Inc. (a)                1,444
           28  Cardinal Health, Inc.                            1,512
           10  Chemed Corp.                                     4,783
            2  DaVita, Inc. (a)                                   226
           26  Encompass Health Corp.                           1,717
          170  Henry Schein, Inc. (a)                          14,685
           38  LHC Group, Inc. (a)                              5,174
          122  Molina Healthcare, Inc. (a)                     37,438
           78  Patterson Cos., Inc.                             2,332
          334  Premier, Inc., Class A                          12,004
           78  Progyny, Inc. (a)                                3,070
           82  Tenet Healthcare Corp. (a)                       7,051
           50  Universal Health Services, Inc.,
                  Class B                                       7,196
                                                        -------------
                                                              116,280
                                                        -------------
               HEALTH CARE TECHNOLOGY -- 0.5%
           20  Inspire Medical Systems, Inc. (a)                4,881
           48  Omnicell, Inc. (a)                               6,206
                                                        -------------
                                                               11,087
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.3%
          100  Choice Hotels International, Inc.               14,435
           84  Papa John's International, Inc.                  8,973
           88  Wyndham Hotels & Resorts, Inc.                   7,604
                                                        -------------
                                                               31,012
                                                        -------------
               HOUSEHOLD DURABLES -- 2.0%
           66  Meritage Homes Corp. (a)                         6,507
           58  Mohawk Industries, Inc. (a)                      8,165
          232  PulteGroup, Inc.                                11,521
          120  Toll Brothers, Inc.                              6,511
          314  Tri Pointe Homes, Inc. (a)                       7,024
           52  Whirlpool Corp.                                 10,466
                                                        -------------
                                                               50,194
                                                        -------------

                        See Notes to Financial Statements                Page 31


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE -- 5.8%
          222  American Financial Group, Inc.           $      30,057
           52  Assurant, Inc.                                   8,825
          272  CNA Financial Corp.                             12,430
          781  CNO Financial Group, Inc.                       18,877
          102  Fidelity National Financial, Inc.                4,859
          150  First American Financial Corp.                  10,056
           20  Hanover Insurance Group (The),
                  Inc.                                          2,790
          114  Loews Corp.                                      6,993
          230  Mercury General Corp.                           12,650
          889  Old Republic International Corp.                23,425
          469  Unum Group                                      13,095
                                                        -------------
                                                              144,057
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.4%
           98  Ziff Davis, Inc. (a)                             9,859
                                                        -------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.3%
          881  Qurate Retail, Inc., Series A                    4,854
           44  Revolve Group, Inc. (a)                          2,087
                                                        -------------
                                                                6,941
                                                        -------------
               IT SERVICES -- 1.0%
           82  Alliance Data Systems Corp.                      5,531
           38  Concentrix Corp.                                 7,596
           92  Genpact Ltd.                                     3,849
           82  Maximus, Inc.                                    6,467
          128  Western Union (The) Co.                          2,327
                                                        -------------
                                                               25,770
                                                        -------------
               LEISURE PRODUCTS -- 0.9%
           80  Brunswick Corp.                                  7,641
          316  Mattel, Inc. (a)                                 7,894
           62  Polaris, Inc.                                    7,534
                                                        -------------
                                                               23,069
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.6%
           18  Bio-Rad Laboratories, Inc.,
                  Class A (a)                                  11,267
           18  Bio-Techne Corp.                                 7,549
           18  Bruker Corp.                                     1,267
           16  Charles River Laboratories
                  International, Inc. (a)                       4,659
           22  Medpace Holdings, Inc. (a)                       3,365
           28  Repligen Corp. (a)                               5,508
           18  West Pharmaceutical Services, Inc.               6,967
                                                        -------------
                                                               40,582
                                                        -------------
               MACHINERY -- 3.2%
          164  AGCO Corp.                                      19,706
           74  Crane Co.                                        7,480
          132  Evoqua Water Technologies
                  Corp. (a)                                     5,631
           42  Flowserve Corp.                                  1,276
           16  Lincoln Electric Holdings, Inc.                  2,039

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               MACHINERY (CONTINUED)
          136  Oshkosh Corp.                            $      15,101
           60  Snap-on, Inc.                                   12,611
          156  Terex Corp.                                      6,440
           60  Watts Water Technologies, Inc.,
                  Class A                                       8,637
                                                        -------------
                                                               78,921
                                                        -------------
               MEDIA -- 1.9%
           84  AMC Networks, Inc., Class A (a)                  3,482
          276  Interpublic Group of (The) Cos.,
                  Inc.                                         10,157
           90  John Wiley & Sons, Inc., Class A                 4,528
           72  Nexstar Media Group, Inc.,
                  Class A                                      13,323
          695  TEGNA, Inc.                                     15,929
                                                        -------------
                                                               47,419
                                                        -------------
               METALS & MINING -- 3.2%
          260  Alcoa Corp.                                     19,589
          224  Commercial Metals Co.                            8,635
          152  Reliance Steel & Aluminum Co.                   29,012
          152  Steel Dynamics, Inc.                            10,728
          204  United States Steel Corp.                        5,551
          100  Worthington Industries, Inc.                     5,702
                                                        -------------
                                                               79,217
                                                        -------------
               MULTILINE RETAIL -- 0.8%
           46  Dillard's, Inc., Class A                        11,533
          280  Macy's, Inc.                                     7,257
                                                        -------------
                                                               18,790
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.2%
           18  Chesapeake Energy Corp.                          1,390
          589  Coterra Energy, Inc.                            13,741
          703  Marathon Oil Corp.                              15,860
           26  PDC Energy, Inc.                                 1,678
          180  Targa Resources Corp.                           11,767
          338  World Fuel Services Corp.                        9,579
                                                        -------------
                                                               54,015
                                                        -------------
               PAPER & FOREST PRODUCTS -- 1.1%
          378  Louisiana-Pacific Corp.                         27,197
                                                        -------------
               PERSONAL PRODUCTS -- 0.8%
          150  Edgewell Personal Care Co.                       5,352
          292  Nu Skin Enterprises, Inc., Class A              13,546
                                                        -------------
                                                               18,898
                                                        -------------
               PHARMACEUTICALS -- 0.8%
           48  Jazz Pharmaceuticals PLC (a)                     6,596
          222  Prestige Consumer Healthcare,
                  Inc. (a)                                     13,216
                                                        -------------
                                                               19,812
                                                        -------------
               PROFESSIONAL SERVICES -- 3.0%
          110  ASGN, Inc. (a)                                  12,187
           38  CACI International, Inc.,
                  Class A (a)                                  10,632
           56  Exponent, Inc.                                   5,306

Page 32                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES (CONTINUED)
           64  FTI Consulting, Inc. (a)                 $       9,344
           12  Insperity, Inc.                                  1,079
          150  ManpowerGroup, Inc.                             15,942
          116  Robert Half International, Inc.                 13,954
           76  TriNet Group, Inc. (a)                           6,636
                                                        -------------
                                                               75,080
                                                        -------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 1.5%
          146  Jones Lang LaSalle, Inc. (a)                    35,948
                                                        -------------
               ROAD & RAIL -- 1.7%
          312  Knight-Swift Transportation
                  Holdings, Inc.                               16,997
          176  Ryder System, Inc.                              13,876
          242  Schneider National, Inc., Class B                6,321
           80  Werner Enterprises, Inc.                         3,477
                                                        -------------
                                                               40,671
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.9%
          236  Amkor Technology, Inc.                           5,350
          234  Cirrus Logic, Inc. (a)                          20,328
          224  Lattice Semiconductor Corp. (a)                 14,027
          126  MaxLinear, Inc. (a)                              7,730
           54  MKS Instruments, Inc.                            8,132
           12  Silicon Laboratories, Inc. (a)                   1,844
           60  Synaptics, Inc. (a)                             13,706
                                                        -------------
                                                               71,117
                                                        -------------
               SOFTWARE -- 2.6%
           18  Altair Engineering, Inc.,
                  Class A (a)                                   1,196
           32  CDK Global, Inc.                                 1,451
           98  CommVault Systems, Inc. (a)                      6,165
           30  Consensus Cloud Solutions,
                  Inc. (a)                                      1,670
           44  Dolby Laboratories, Inc., Class A                3,304
            8  Fair Isaac Corp. (a)                             3,770
           84  InterDigital, Inc.                               5,411
          110  Manhattan Associates, Inc. (a)                  14,705
          164  NortonLifeLock, Inc.                             4,753
           26  Sprout Social, Inc., Class A (a)                 1,693
           46  SPS Commerce, Inc. (a)                           5,973
          158  Teradata Corp. (a)                               7,898
           48  Workiva, Inc. (a)                                5,054
                                                        -------------
                                                               63,043
                                                        -------------
               SPECIALTY RETAIL -- 5.2%
          314  Aaron's (The) Co., Inc.                          6,591
           14  Advance Auto Parts, Inc.                         2,863
          268  AutoNation, Inc. (a)                            30,729
          156  Bath & Body Works, Inc.                          8,326
          290  Dick's Sporting Goods, Inc.                     30,450
          244  Foot Locker, Inc.                                7,715
           84  Murphy USA, Inc.                                15,182
           86  Penske Automotive Group, Inc.                    8,453
           76  Victoria's Secret & Co. (a)                      4,076

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
           88  Williams-Sonoma, Inc.                    $      12,747
                                                        -------------
                                                              127,132
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.7%
           60  NetApp, Inc.                                     4,703
          675  Xerox Holdings Corp.                            13,304
                                                        -------------
                                                               18,007
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.4%
          104  Capri Holdings Ltd. (a)                          7,045
           70  Carter's, Inc.                                   6,768
           74  Crocs, Inc. (a)                                  6,196
           20  Deckers Outdoor Corp. (a)                        5,773
          182  Levi Strauss & Co., Class A                      4,122
           10  Ralph Lauren Corp.                               1,320
           96  Tapestry, Inc.                                   3,926
                                                        -------------
                                                               35,150
                                                        -------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.3%
          174  Essent Group Ltd.                                7,687
          527  MGIC Investment Corp.                            8,000
          122  New York Community Bancorp,
                  Inc.                                          1,408
           22  PennyMac Financial Services, Inc.                1,270
          304  Radian Group, Inc.                               7,266
           40  Walker & Dunlop, Inc.                            5,534
                                                        -------------
                                                               31,165
                                                        -------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.8%
           16  MSC Industrial Direct Co., Inc.,
                  Class A                                       1,240
           26  SiteOne Landscape Supply,
                  Inc. (a)                                      4,483
          236  Univar Solutions, Inc. (a)                       7,247
           26  Watsco, Inc.                                     7,100
                                                        -------------
                                                               20,070
                                                        -------------
               TOTAL COMMON STOCKS -- 99.6%                 2,457,995
               (Cost $2,448,716)                        -------------

               MONEY MARKET FUNDS -- 0.3%
        7,243  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 0.01% (b)               7,243
               (Cost $7,243)                            -------------

               TOTAL INVESTMENTS -- 99.9%                   2,465,238
               (Cost $2,455,959)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                           1,620
                                                        -------------
               NET ASSETS -- 100.0%                     $   2,466,858
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2022.

                        See Notes to Financial Statements                Page 33


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                        LEVEL 2         LEVEL 3
                                                       TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                     2/28/2022          PRICES          INPUTS          INPUTS
                                                   ---------------------------------------------------------------
Common Stocks*..................................   $    2,457,995   $    2,457,995   $          --   $          --
Money Market Funds..............................            7,243            7,243              --              --
                                                   ---------------------------------------------------------------
Total Investments...............................   $    2,465,238   $    2,465,238   $          --   $          --
                                                   ===============================================================


* See Portfolio of Investments for industry breakout.

Page 34                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.6%
               AUTO COMPONENTS -- 0.8%
           78  Gentherm, Inc. (a)                       $       6,617
          146  Standard Motor Products, Inc.                    6,382
           98  XPEL, Inc. (a) (b)                               7,115
                                                        -------------
                                                               20,114
                                                        -------------
               BANKS -- 6.4%
          218  Atlantic Union Bankshares Corp.                  8,857
          324  Berkshire Hills Bancorp, Inc.                   10,076
          130  Customers Bancorp, Inc. (a)                      8,001
          473  F.N.B. Corp.                                     6,352
           58  First Financial Bancorp                          1,426
          114  Hancock Whitney Corp.                            6,348
          573  Hilltop Holdings, Inc.                          17,717
          150  HomeStreet, Inc.                                 7,719
        1,221  Hope Bancorp, Inc.                              20,708
          485  Northwest Bancshares, Inc.                       6,829
          230  Popular, Inc.                                   21,126
           80  Preferred Bank                                   6,278
          210  ServisFirst Bancshares, Inc.                    18,350
           86  Triumph Bancorp, Inc. (a)                        8,628
          421  WesBanco, Inc.                                  15,383
                                                        -------------
                                                              163,798
                                                        -------------
               BEVERAGES -- 0.2%
           88  Celsius Holdings, Inc. (a)                       5,622
                                                        -------------
               BIOTECHNOLOGY -- 3.7%
          272  Alkermes PLC (a)                                 6,762
          184  AnaptysBio, Inc. (a)                             5,625
           68  Anika Therapeutics, Inc. (a)                     2,210
          226  Avid Bioservices, Inc. (a)                       4,628
           80  Blueprint Medicines Corp. (a)                    4,844
          190  Eagle Pharmaceuticals, Inc. (a)                  9,004
          120  Emergent BioSolutions, Inc. (a)                  4,966
          100  Enanta Pharmaceuticals, Inc. (a)                 7,042
          242  Halozyme Therapeutics, Inc. (a)                  8,584
          737  Ironwood Pharmaceuticals,
                  Inc. (a)                                      7,930
          132  iTeos Therapeutics, Inc. (a)                     4,769
          256  Kezar Life Sciences, Inc. (a)                    3,802
           64  Natera, Inc. (a)                                 4,208
          260  Sage Therapeutics, Inc. (a)                      9,456
          447  Vanda Pharmaceuticals, Inc. (a)                  5,078
          134  Vericel Corp. (a)                                5,522
                                                        -------------
                                                               94,430
                                                        -------------
               BUILDING PRODUCTS -- 0.8%
           22  Advanced Drainage Systems, Inc.                  2,568
          178  Apogee Enterprises, Inc.                         8,022
          290  Resideo Technologies, Inc. (a)                   7,465
           16  UFP Industries, Inc.                             1,372
                                                        -------------
                                                               19,427
                                                        -------------
               CAPITAL MARKETS -- 1.9%
          353  Donnelley Financial Solutions,
                  Inc. (a)                                     11,332
           28  Evercore, Inc., Class A                          3,556
          458  Hercules Capital, Inc.                           8,230

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
          118  Houlihan Lokey, Inc.                     $      12,138
           30  Moelis & Co., Class A                            1,446
           24  Piper Sandler Cos.                               3,552
          176  Virtu Financial, Inc., Class A                   6,174
            6  Virtus Investment Partners, Inc.                 1,444
                                                        -------------
                                                               47,872
                                                        -------------
               CHEMICALS -- 1.0%
          300  AdvanSix, Inc.                                  12,018
           94  Aspen Aerogels, Inc. (a)                         2,783
           96  Cabot Corp.                                      7,023
           56  Sensient Technologies Corp.                      4,599
                                                        -------------
                                                               26,423
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.7%
          278  ABM Industries, Inc.                            12,463
          882  GEO Group (The), Inc. (a)                        5,257
           30  HNI Corp.                                        1,220
                                                        -------------
                                                               18,940
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.0%
          294  ADTRAN, Inc.                                     6,053
          270  Calix, Inc. (a)                                 14,672
           68  Clearfield, Inc. (a)                             4,360
          439  NETGEAR, Inc. (a)                               11,682
          495  NetScout Systems, Inc. (a)                      15,409
                                                        -------------
                                                               52,176
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 2.4%
          156  Comfort Systems USA, Inc.                       13,413
           16  Dycom Industries, Inc. (a)                       1,393
           78  EMCOR Group, Inc.                                9,012
          218  MYR Group, Inc. (a)                             19,565
          555  Sterling Construction Co., Inc. (a)             16,389
           52  WillScot Mobile Mini Holdings
                  Corp. (a)                                     1,848
                                                        -------------
                                                               61,620
                                                        -------------
               CONSUMER FINANCE -- 0.9%
          854  Navient Corp.                                   15,039
           88  Nelnet, Inc., Class A                            7,088
                                                        -------------
                                                               22,127
                                                        -------------
               CONTAINERS & PACKAGING -- 0.3%
          286  Ranpak Holdings Corp. (a)                        6,921
                                                        -------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.1%
          124  Carriage Services, Inc.                          6,102
            8  Graham Holdings Co., Class B                     4,809
           52  H&R Block, Inc.                                  1,290
          541  Laureate Education, Inc.                         5,864
          904  Perdoceo Education Corp. (a)                     9,465
                                                        -------------
                                                               27,530
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.5%
          455  Cannae Holdings, Inc. (a)                       12,217
                                                        -------------

                        See Notes to Financial Statements                Page 35


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.6%
          481  EchoStar Corp., Class A (a)              $      11,707
           80  IDT Corp., Class B (a)                           2,885
                                                        -------------
                                                               14,592
                                                        -------------
               ELECTRIC UTILITIES -- 1.1%
          180  Hawaiian Electric Industries, Inc.               7,376
          204  Otter Tail Corp.                                12,620
          164  Portland General Electric Co.                    8,326
                                                        -------------
                                                               28,322
                                                        -------------
               ELECTRICAL EQUIPMENT -- 1.4%
           16  Acuity Brands, Inc.                              2,918
           92  Atkore, Inc. (a)                                 9,357
          132  Encore Wire Corp.                               15,367
           18  Generac Holdings, Inc. (a)                       5,679
          212  GrafTech International Ltd.                      2,137
                                                        -------------
                                                               35,458
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 2.6%
           18  Badger Meter, Inc.                               1,789
          503  Benchmark Electronics, Inc.                     13,148
           36  CTS Corp.                                        1,366
           14  Insight Enterprises, Inc. (a)                    1,456
          188  Knowles Corp. (a)                                4,095
          306  Methode Electronics, Inc.                       13,966
           14  OSI Systems, Inc. (a)                            1,129
           60  PC Connection, Inc.                              2,927
          134  Plexus Corp. (a)                                10,917
           70  Sanmina Corp. (a)                                2,785
          663  Vishay Intertechnology, Inc.                    12,723
                                                        -------------
                                                               66,301
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.4%
           34  Nabors Industries Ltd. (a)                       4,268
          359  Patterson-UTI Energy, Inc.                       5,181
                                                        -------------
                                                                9,449
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.0%
           94  Brandywine Realty Trust                          1,253
          601  City Office REIT, Inc.                          10,349
          118  First Industrial Realty Trust, Inc.              6,794
           92  Gladstone Land Corp.                             2,750
          579  Independence Realty Trust, Inc.                 14,631
          112  Industrial Logistics Properties
                  Trust                                         2,505
          266  iStar, Inc.                                      6,682
          475  LXP Industrial Trust                             7,344
          254  National Health Investors, Inc.                 13,541
          286  National Storage Affiliates Trust               16,665
           70  NexPoint Residential Trust, Inc.                 5,948
          228  Office Properties Income Trust                   5,711
           72  Piedmont Office Realty Trust,
                  Inc., Class A                                 1,227

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
          262  PotlatchDeltic Corp.                     $      14,384
           20  PS Business Parks, Inc.                          3,186
          425  Sabra Health Care REIT, Inc.                     5,708
           96  Tanger Factory Outlet Centers,
                  Inc.                                          1,601
          282  UMH Properties, Inc.                             6,503
                                                        -------------
                                                              126,782
                                                        -------------
               FOOD & STAPLES RETAILING -- 2.8%
          128  BJ's Wholesale Club Holdings,
                  Inc. (a)                                      8,047
          276  Ingles Markets, Inc., Class A                   22,693
          679  SpartanNash Co.                                 19,107
           58  Sprouts Farmers Market, Inc. (a)                 1,652
          134  United Natural Foods, Inc. (a)                   5,391
          240  Weis Markets, Inc.                              14,801
                                                        -------------
                                                               71,691
                                                        -------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 5.3%
          507  AngioDynamics, Inc. (a)                         11,930
          102  AtriCure, Inc. (a)                               7,084
          108  CryoPort, Inc. (a)                               3,708
          138  Cutera, Inc. (a)                                 5,294
           22  Globus Medical, Inc., Class A (a)                1,547
           24  Haemonetics Corp. (a)                            1,385
           60  ICU Medical, Inc. (a)                           14,204
          212  Inogen, Inc. (a)                                 7,397
           82  Integer Holdings Corp. (a)                       6,877
          230  Lantheus Holdings, Inc. (a)                     10,998
           28  LeMaitre Vascular, Inc.                          1,329
          757  Meridian Bioscience, Inc. (a)                   19,152
          308  Natus Medical, Inc. (a)                          8,568
          403  Orthofix Medical, Inc. (a)                      13,694
           80  Quidel Corp. (a)                                 8,463
           64  Shockwave Medical, Inc. (a)                     11,343
           24  STAAR Surgical Co. (a)                           1,904
                                                        -------------
                                                              134,877
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.5%
           28  Addus HomeCare Corp. (a)                         2,381
           10  Amedisys, Inc. (a)                               1,602
          158  AMN Healthcare Services,
                  Inc. (a)                                     16,770
          128  Apollo Medical Holdings, Inc. (a)                6,159
           80  CorVel Corp. (a)                                12,725
           88  Fulgent Genetics, Inc. (a)                       5,482
          208  Joint (The) Corp. (a)                            8,528
           50  LHC Group, Inc. (a)                              6,809
           10  ModivCare, Inc. (a)                              1,180
          132  Owens & Minor, Inc.                              5,828
          361  Premier, Inc., Class A                          12,974
          102  Tenet Healthcare Corp. (a)                       8,771
           12  US Physical Therapy, Inc.                        1,104
                                                        -------------
                                                               90,313
                                                        -------------

Page 36                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE TECHNOLOGY -- 2.2%
          335  Allscripts Healthcare Solutions,
                  Inc. (a)                              $       6,519
           70  Inspire Medical Systems, Inc. (a)               17,085
          868  NextGen Healthcare, Inc. (a)                    16,952
          104  Omnicell, Inc. (a)                              13,445
           28  OptimizeRx Corp. (a)                             1,268
                                                        -------------
                                                               55,269
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.6%
           78  Papa John's International, Inc.                  8,332
           20  RCI Hospitality Holdings, Inc.                   1,298
          136  Red Rock Resorts, Inc., Class A                  6,838
                                                        -------------
                                                               16,468
                                                        -------------
               HOUSEHOLD DURABLES -- 3.0%
           22  Cavco Industries, Inc. (a)                       5,998
          192  Century Communities, Inc.                       12,234
          635  Ethan Allen Interiors, Inc.                     16,548
           18  Lovesac (The) Co. (a)                              765
          102  M/I Homes, Inc. (a)                              5,028
           68  Meritage Homes Corp. (a)                         6,703
          194  Skyline Champion Corp. (a)                      13,045
          146  Taylor Morrison Home Corp. (a)                   4,307
          593  Tri Pointe Homes, Inc. (a)                      13,265
                                                        -------------
                                                               77,893
                                                        -------------
               HOUSEHOLD PRODUCTS -- 0.2%
           68  Spectrum Brands Holdings, Inc.                   6,309
                                                        -------------
               INSURANCE -- 3.5%
           78  Argo Group International
                  Holdings Ltd.                                 3,289
          331  CNO Financial Group, Inc.                        8,000
          449  Employers Holdings, Inc.                        17,448
           84  Enstar Group Ltd. (a)                           23,943
          178  Horace Mann Educators Corp.                      7,403
          144  Mercury General Corp.                            7,920
           94  Safety Insurance Group, Inc.                     7,843
           92  Selective Insurance Group, Inc.                  7,654
           98  Stewart Information Services
                  Corp.                                         6,652
                                                        -------------
                                                               90,152
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.2%
           56  Ziff Davis, Inc. (a)                             5,634
                                                        -------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.5%
          186  Liquidity Services, Inc. (a)                     3,205
           90  Revolve Group, Inc. (a)                          4,268
           64  Shutterstock, Inc.                               5,794
                                                        -------------
                                                               13,267
                                                        -------------
               IT SERVICES -- 1.5%
           92  Alliance Data Systems Corp.                      6,206
          100  CSG Systems International, Inc.                  6,172
           62  ExlService Holdings, Inc. (a)                    7,489
           16  Maximus, Inc.                                    1,262

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               IT SERVICES (CONTINUED)
          166  Perficient, Inc. (a)                     $      16,915
                                                        -------------
                                                               38,044
                                                        -------------
               LEISURE PRODUCTS -- 1.8%
           48  Acushnet Holdings Corp.                          2,102
        1,071  Nautilus, Inc. (a)                               5,216
          886  Smith & Wesson Brands, Inc.                     15,620
          124  Sturm Ruger & Co., Inc.                          8,979
          331  Vista Outdoor, Inc. (a)                         12,065
           20  YETI Holdings, Inc. (a)                          1,231
                                                        -------------
                                                               45,213
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.1%
           20  Medpace Holdings, Inc. (a)                       3,059
                                                        -------------
               MACHINERY -- 2.8%
           60  EnPro Industries, Inc.                           6,626
           70  Franklin Electric Co., Inc.                      5,919
           68  Helios Technologies, Inc.                        5,332
          190  Hillenbrand, Inc.                                9,065
           20  Kadant, Inc.                                     3,947
          355  Manitowoc (The) Co., Inc. (a)                    5,868
          248  Mueller Industries, Inc.                        14,148
           84  REV Group, Inc.                                  1,136
          150  Shyft Group (The), Inc.                          6,062
           86  Watts Water Technologies, Inc.,
                  Class A                                      12,380
                                                        -------------
                                                               70,483
                                                        -------------
               MARINE -- 1.2%
          411  Genco Shipping & Trading Ltd.                    7,924
          200  Matson, Inc.                                    22,154
                                                        -------------
                                                               30,078
                                                        -------------
               MEDIA -- 1.3%
          110  AMC Networks, Inc., Class A (a)                  4,560
          314  Gray Television, Inc.                            7,357
          102  John Wiley & Sons, Inc., Class A                 5,132
          150  Scholastic Corp.                                 6,312
           72  TechTarget, Inc. (a)                             5,643
          126  Thryv Holdings, Inc. (a)                         3,830
                                                        -------------
                                                               32,834
                                                        -------------
               METALS & MINING -- 3.0%
          298  Alcoa Corp.                                     22,451
           38  Alpha Metallurgical Resources,
                  Inc. (a)                                      3,602
          236  Commercial Metals Co.                            9,098
          274  Schnitzer Steel Industries, Inc.                     ,
                  Class A                                      13,330
          940  TimkenSteel Corp. (a)                           16,948
          274  Warrior Met Coal, Inc.                           8,631
           40  Worthington Industries, Inc.                     2,281
                                                        -------------
                                                               76,341
                                                        -------------
               MULTILINE RETAIL -- 0.5%
          108  Big Lots, Inc.                                   3,754
           36  Dillard's, Inc., Class A                         9,026
                                                        -------------
                                                               12,780
                                                        -------------

                        See Notes to Financial Statements                Page 37


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTI-UTILITIES -- 0.0%
           30  Avista Corp.                             $       1,339
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.9%
           58  Arch Resources, Inc.                             6,923
          178  California Resources Corp.                       7,339
           26  Chesapeake Energy Corp.                          2,008
          124  Civitas Resources, Inc.                          6,258
          182  CONSOL Energy, Inc. (a)                          5,595
          122  Denbury, Inc. (a)                                8,865
        1,015  Dorian LPG Ltd.                                 13,987
          415  Magnolia Oil & Gas Corp.,
                  Class A                                       9,275
          114  Murphy Oil Corp.                                 3,952
           78  Oasis Petroleum, Inc.                           10,336
          130  Ovintiv, Inc.                                    5,961
           70  PDC Energy, Inc.                                 4,516
          250  Scorpio Tankers, Inc.                            4,348
          282  Whiting Petroleum Corp.                         20,826
          497  World Fuel Services Corp.                       14,085
                                                        -------------
                                                              124,274
                                                        -------------
               PAPER & FOREST PRODUCTS -- 1.2%
          421  Louisiana-Pacific Corp.                         30,291
           30  Schweitzer-Mauduit International,
                  Inc.                                            937
                                                        -------------
                                                               31,228
                                                        -------------
               PERSONAL PRODUCTS -- 0.2%
           52  Inter Parfums, Inc.                              4,830
           32  Nu Skin Enterprises, Inc., Class A               1,484
                                                        -------------
                                                                6,314
                                                        -------------
               PHARMACEUTICALS -- 3.5%
          943  Amphastar Pharmaceuticals,
                  Inc. (a)                                     26,131
          435  Collegium Pharmaceutical,
                  Inc. (a)                                      8,469
          316  Corcept Therapeutics, Inc. (a)                   7,044
          982  Innoviva, Inc. (a)                              18,864
           24  Pacira BioSciences, Inc. (a)                     1,601
          246  Prestige Consumer Healthcare,
                  Inc. (a)                                     14,644
          365  Supernus Pharmaceuticals, Inc. (a)              11,662
                                                        -------------
                                                               88,415
                                                        -------------
               PROFESSIONAL SERVICES -- 1.9%
           34  CBIZ, Inc. (a)                                   1,323
          355  Heidrick & Struggles
                  International, Inc.                          15,176
          188  Kforce, Inc.                                    14,134
          208  Korn Ferry                                      13,782
          160  Upwork, Inc. (a)                                 4,045
                                                        -------------
                                                               48,460
                                                        -------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 1.6%
          136  Cushman & Wakefield PLC (a)                      2,981

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT (CONTINUED)
           44  Douglas Elliman, Inc. (a)                $         332
           76  eXp World Holdings, Inc.                         2,032
          294  Kennedy-Wilson Holdings, Inc.                    6,509
           26  Marcus & Millichap, Inc. (a)                     1,293
          533  Realogy Holdings Corp. (a)                       9,690
          369  RMR Group (The), Inc., Class A                  10,753
          144  St Joe (The) Co.                                 7,780
                                                        -------------
                                                               41,370
                                                        -------------
               ROAD & RAIL -- 2.8%
          246  ArcBest Corp.                                   22,799
          138  Daseke, Inc. (a)                                 1,732
          459  Heartland Express, Inc.                          6,591
          399  Marten Transport Ltd.                            6,883
          150  Ryder System, Inc.                              11,826
           30  Saia, Inc. (a)                                   8,617
          539  Schneider National, Inc., Class B               14,079
                                                        -------------
                                                               72,527
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.6%
          148  Alpha & Omega Semiconductor
                  Ltd. (a)                                      7,958
          347  Amkor Technology, Inc.                           7,867
           80  Axcelis Technologies, Inc. (a)                   5,538
          104  Cirrus Logic, Inc. (a)                           9,034
          202  Cohu, Inc. (a)                                   6,298
          132  Kulicke & Soffa Industries, Inc.                 6,896
          252  Lattice Semiconductor Corp. (a)                 15,780
        1,021  Photronics, Inc. (a)                            18,807
           56  Synaptics, Inc. (a)                             12,792
                                                        -------------
                                                               90,970
                                                        -------------
               SOFTWARE -- 2.0%
           22  Altair Engineering, Inc.,
                  Class A (a)                                   1,461
           58  Asana, Inc., Class A (a)                         3,178
           50  Box, Inc., Class A (a)                           1,280
          120  CommVault Systems, Inc. (a)                      7,549
          250  Ebix, Inc.                                       7,378
           60  InterDigital, Inc.                               3,865
           80  Mitek Systems, Inc. (a)                          1,189
           64  Sprout Social, Inc., Class A (a)                 4,167
           14  SPS Commerce, Inc. (a)                           1,818
           62  Workiva, Inc. (a)                                6,529
          725  Xperi Holding Corp.                             12,557
                                                        -------------
                                                               50,971
                                                        -------------
               SPECIALTY RETAIL -- 2.9%
          240  Aaron's (The) Co., Inc.                          5,038
          162  Abercrombie & Fitch Co.,
                  Class A (a)                                   6,169
          140  Big 5 Sporting Goods Corp.                       2,319
           56  Buckle (The), Inc.                               2,016
           72  Citi Trends, Inc. (a)                            2,686
           20  Genesco, Inc. (a)                                1,283
           84  Group 1 Automotive, Inc.                        15,282
          355  Haverty Furniture Cos., Inc.                    10,086

Page 38                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL (CONTINUED)
          104  Hibbett, Inc.                            $       4,688
          234  LL Flooring Holdings, Inc. (a)                   3,758
          254  MarineMax, Inc. (a)                             11,623
           44  Signet Jewelers Ltd.                             3,102
          162  Zumiez, Inc. (a)                                 7,207
                                                        -------------
                                                               75,257
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 0.7%
          359  Avid Technology, Inc. (a)                       11,294
          371  Xerox Holdings Corp.                             7,313
                                                        -------------
                                                               18,607
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.0%
           54  Crocs, Inc. (a)                                  4,521
          110  Fossil Group, Inc. (a)                           1,487
          224  G-III Apparel Group Ltd. (a)                     6,214
           52  Kontoor Brands, Inc.                             2,576
          210  Movado Group, Inc.                               8,278
           30  Steven Madden Ltd.                               1,280
                                                        -------------
                                                               24,356
                                                        -------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.2%
          930  MGIC Investment Corp.                           14,117
          136  Mr. Cooper Group, Inc. (a)                       6,913
          373  Radian Group, Inc.                               8,915
                                                        -------------
                                                               29,945
                                                        -------------
               TOBACCO -- 0.6%
          264  Universal Corp.                                 14,285
           88  Vector Group Ltd.                                  986
                                                        -------------
                                                               15,271
                                                        -------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 3.3%
           14  Applied Industrial Technologies,
                  Inc.                                          1,415
           96  BlueLinx Holdings, Inc. (a)                      8,581

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TRADING COMPANIES &
                  DISTRIBUTORS (CONTINUED)
          387  Boise Cascade Co.                        $      30,937
          310  Rush Enterprises, Inc., Class A                 16,101
           12  SiteOne Landscape Supply,
                  Inc. (a)                                      2,069
          174  Veritiv Corp. (a)                               18,648
           62  WESCO International, Inc. (a)                    7,547
                                                        -------------
                                                               85,298
                                                        -------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.4%
          114  Gogo, Inc. (a)                                   1,623
          180  Telephone and Data Systems, Inc.                 3,123
          170  United States Cellular Corp. (a)                 4,677
                                                        -------------
                                                                9,423
                                                        -------------
               TOTAL COMMON STOCKS -- 99.6%                 2,544,851
               (Cost $2,488,555)                        -------------

               MONEY MARKET FUNDS -- 0.4%
       10,683  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 0.01% (c)              10,683
               (Cost $10,683)                           -------------

               TOTAL INVESTMENTS -- 100.0%                  2,555,534
               (Cost $2,499,238)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                             300
                                                        -------------
               NET ASSETS -- 100.0%                     $   2,555,834
                                                        =============

(a)   Non-income producing security.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.

(c)   Rate shown reflects yield as of February 28, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                        LEVEL 2         LEVEL 3
                                                       TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                     2/28/2022          PRICES          INPUTS          INPUTS
                                                   ---------------------------------------------------------------
Common Stocks*..................................   $    2,544,851   $    2,544,851   $          --   $          --
Money Market Funds..............................           10,683           10,683              --              --
                                                   ---------------------------------------------------------------
Total Investments...............................   $    2,555,534   $    2,555,534   $          --   $          --
                                                   ===============================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 39


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2022 (UNAUDITED)


                                                                                            FIRST TRUST
                                                                       FIRST TRUST           MUNICIPAL           FIRST TRUST
                                                                        CEF INCOME          CEF INCOME          LOW DURATION
                                                                       OPPORTUNITY          OPPORTUNITY        STRATEGIC FOCUS
                                                                        ETF (FCEF)          ETF (MCEF)           ETF (LDSF)
                                                                     ----------------    -----------------    -----------------
ASSETS:
Investments, at value - Unaffiliated.............................    $     35,762,334    $      17,426,991    $      40,138,403
Investments, at value - Affiliated...............................                  --                   --          224,821,497
                                                                     ----------------    -----------------    -----------------
   Total investments, at value...................................          35,762,334           17,426,991          264,959,900
Cash.............................................................                  --            2,306,409                   --
Receivables:
   Dividends.....................................................              71,589               61,948                    4
   Capital shares sold...........................................                  --                   --                2,085
   Investment securities sold....................................                  --               95,271                   --
                                                                     ----------------    -----------------    -----------------
   Total Assets..................................................          35,833,923           19,890,619          264,961,989
                                                                     ----------------    -----------------    -----------------
LIABILITIES:
Payables:
   Investment advisory fees......................................              24,077               12,193               39,651
   Investment securities purchased...............................                  --                   --                   --
                                                                     ----------------    -----------------    -----------------
   Total Liabilities.............................................              24,077               12,193               39,651
                                                                     ----------------    -----------------    -----------------
NET ASSETS.......................................................    $     35,809,846    $      19,878,426    $     264,922,338
                                                                     ================    =================    =================

NET ASSETS CONSIST OF:
Paid-in capital..................................................    $     35,254,242    $      21,639,823    $     273,472,292
Par value........................................................              15,550               10,500              134,500
Accumulated distributable earnings (loss)........................             540,054           (1,771,897)          (8,684,454)
                                                                     ----------------    -----------------    -----------------
NET ASSETS.......................................................    $     35,809,846    $      19,878,426    $     264,922,338
                                                                     ================    =================    =================
NET ASSET VALUE, per share.......................................    $          23.03    $           18.93    $           19.70
                                                                     ================    =================    =================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)........................           1,555,000            1,050,002           13,450,002
                                                                     ================    =================    =================
Investments, at cost - Unaffiliated..............................    $     35,982,311    $      18,836,848    $      40,936,387
                                                                     ================    =================    =================
Investments, at cost - Affiliated................................    $             --    $              --    $     230,446,263
                                                                     ================    =================    =================
Total investments, at cost.......................................    $     35,982,311    $      18,836,848    $     271,382,650
                                                                     ================    =================    =================


Page 40                 See Notes to Financial Statements



  FIRST TRUST          FIRST TRUST          FIRST TRUST
 ACTIVE FACTOR        ACTIVE FACTOR        ACTIVE FACTOR
 LARGE CAP ETF         MID CAP ETF         SMALL CAP ETF
     (AFLG)              (AFMC)               (AFSM)
----------------    -----------------    -----------------

$      3,859,161    $       2,465,238    $       2,555,534
              --                   --                   --
----------------    -----------------    -----------------
       3,859,161            2,465,238            2,555,534
              --                8,036                6,093

           6,759                2,848                1,746
              --                   --                   --
              --                   --                   --
----------------    -----------------    -----------------
       3,865,920            2,476,122            2,563,373
----------------    -----------------    -----------------

           1,647                1,228                1,446
              --                8,036                6,093
----------------    -----------------    -----------------
           1,647                9,264                7,539
----------------    -----------------    -----------------
$      3,864,273    $       2,466,858    $       2,555,834
================    =================    =================

$      3,985,011    $       2,726,845    $       2,865,541
           1,500                1,000                1,000
        (122,238)            (260,987)            (310,707)
----------------    -----------------    -----------------
$      3,864,273    $       2,466,858    $       2,555,834
================    =================    =================
$          25.76    $           24.67    $           25.56
================    =================    =================

         150,002              100,002              100,002
================    =================    =================
$      3,712,887    $       2,455,959    $       2,499,238
================    =================    =================
$             --    $              --    $              --
================    =================    =================
$      3,712,887    $       2,455,959    $       2,499,238
================    =================    =================


                        See Notes to Financial Statements                Page 41


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)


                                                                                            FIRST TRUST
                                                                       FIRST TRUST           MUNICIPAL           FIRST TRUST
                                                                        CEF INCOME          CEF INCOME          LOW DURATION
                                                                       OPPORTUNITY          OPPORTUNITY        STRATEGIC FOCUS
                                                                        ETF (FCEF)          ETF (MCEF)           ETF (LDSF)
                                                                     ----------------    -----------------    -----------------
INVESTMENT INCOME:
Dividends - Unaffiliated.........................................    $      1,367,625    $         435,980    $         253,486
Dividends - Affiliated...........................................                  --                   --            2,287,300
Foreign withholding tax..........................................                  --                   --                   --
                                                                     ----------------    -----------------    -----------------
   Total investment income.......................................           1,367,625              435,980            2,540,786
                                                                     ----------------    -----------------    -----------------

EXPENSES:
Investment advisory fees.........................................             160,776               75,477              220,634
                                                                     ----------------    -----------------    -----------------
   Total expenses................................................             160,776               75,477              220,634
                                                                     ----------------    -----------------    -----------------
NET INVESTMENT INCOME (LOSS).....................................           1,206,849              360,503            2,320,152
                                                                     ----------------    -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated....................................             (80,062)            (469,844)            (195,718)
   Investments - Affiliated......................................                  --                   --              (75,563)
   In-kind redemptions - Unaffiliated............................             159,477               78,039               (1,480)
   In-kind redemptions - Affiliated..............................                  --                   --               46,848
   Distribution of capital gains from investment
      companies - Unaffiliated...................................             501,623               13,681               60,471
   Distribution of capital gains from investment
      companies - Affiliated.....................................                  --                   --                   --
                                                                     ----------------    -----------------    -----------------
Net realized gain (loss).........................................             581,038             (378,124)            (165,442)
                                                                     ----------------    -----------------    -----------------
Net change in unrealized appreciation (depreciation) on :
   Investments - Unaffiliated....................................          (4,851,947)          (2,306,473)          (1,046,880)
   Investments - Affiliated......................................                  --                   --           (5,030,994)
                                                                     ----------------    -----------------    -----------------
Net change in unrealized appreciation (depreciation).............          (4,851,947)          (2,306,473)          (6,077,874)
                                                                     ----------------    -----------------    -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..........................          (4,270,909)          (2,684,597)          (6,243,316)
                                                                     ----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...............................................    $     (3,064,060)   $      (2,324,094)   $      (3,923,164)
                                                                     ================    =================    =================


Page 42                 See Notes to Financial Statements



  FIRST TRUST          FIRST TRUST          FIRST TRUST
 ACTIVE FACTOR        ACTIVE FACTOR        ACTIVE FACTOR
 LARGE CAP ETF         MID CAP ETF         SMALL CAP ETF
     (AFLG)              (AFMC)               (AFSM)
----------------    -----------------    -----------------

$         33,623    $          15,600    $          21,595
              --                   --                   --
              --                   (8)                 (15)
----------------    -----------------    -----------------
          33,623               15,592               21,580
----------------    -----------------    -----------------

          10,923                5,342                9,902
----------------    -----------------    -----------------
          10,923                5,342                9,902
----------------    -----------------    -----------------
          22,700               10,250               11,678
----------------    -----------------    -----------------

         (15,723)             (30,523)             (38,966)
              --                   --                   --
              --                   --                   --
              --                   --                   --

              --                   --                   --

              --                   --                   --
----------------    -----------------    -----------------
         (15,723)             (30,523)             (38,966)
----------------    -----------------    -----------------

        (127,284)            (116,921)             (78,878)
              --                   --                   --
----------------    -----------------    -----------------
        (127,284)            (116,921)             (78,878)
----------------    -----------------    -----------------
        (143,007)            (147,444)            (117,844)
----------------    -----------------    -----------------

$       (120,307)   $        (137,194)   $        (106,166)
================    =================    =================


                        See Notes to Financial Statements                Page 43


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                                      FIRST TRUST                           FIRST TRUST
                                                                      CEF INCOME                       MUNICIPAL CEF INCOME
                                                                    OPPORTUNITY ETF                       OPPORTUNITY ETF
                                                                        (FCEF)                                (MCEF)
                                                          -----------------------------------   -----------------------------------
                                                          Six Months Ended                      Six Months Ended
                                                              2/28/22           Year Ended          2/28/22           Year Ended
                                                            (Unaudited)         8/31/2021         (Unaudited)         8/31/2021
                                                          ----------------   ----------------   ----------------   ----------------
OPERATIONS:
Net investment income (loss)............................  $      1,206,849   $        951,920   $        360,503   $        389,967
Net realized gain (loss)................................           581,038          1,993,017           (378,124)           115,287
Net change in unrealized appreciation (depreciation)....        (4,851,947)         7,167,845         (2,306,473)         1,141,529
                                                          ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting from
   operations...........................................        (3,064,060)        10,112,782         (2,324,094)         1,646,783
                                                          ----------------   ----------------   ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................        (1,017,825)        (1,686,588)          (406,702)          (395,501)
                                                          ----------------   ----------------   ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................         2,433,703          6,988,057         11,292,212          8,430,208
Cost of shares redeemed.................................        (1,217,341)       (10,040,378)        (7,010,837)                --
                                                          ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions.............................         1,216,362         (3,052,321)         4,281,375          8,430,208
                                                          ----------------   ----------------   ----------------   ----------------
Total increase (decrease) in net assets.................        (2,865,523)         5,373,873          1,550,579          9,681,490

NET ASSETS:
Beginning of period.....................................        38,675,369         33,301,496         18,327,847          8,646,357
                                                          ----------------   ----------------   ----------------   ----------------
End of period...........................................  $     35,809,846   $     38,675,369   $     19,878,426   $     18,327,847
                                                          ================   ================   ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................         1,505,000          1,655,000            850,002            450,002
Shares sold.............................................           100,000            300,000            550,000            400,000
Shares redeemed.........................................           (50,000)          (450,000)          (350,000)                --
                                                          ----------------   ----------------   ----------------   ----------------
Shares outstanding, end of period.......................         1,555,000          1,505,000          1,050,002            850,002
                                                          ================   ================   ================   ================


Page 44                 See Notes to Financial Statements



            FIRST TRUST                           FIRST TRUST
           LOW DURATION                          ACTIVE FACTOR
        STRATEGIC FOCUS ETF                      LARGE CAP ETF
              (LDSF)                                (AFLG)
-----------------------------------   -----------------------------------
Six Months Ended                      Six Months Ended
    2/28/22           Year Ended          2/28/22           Year Ended
  (Unaudited)         8/31/2021         (Unaudited)         8/31/2021
----------------   ----------------   ----------------   ----------------

$      2,320,152   $      2,938,613   $         22,700   $         57,256
        (165,442)         1,753,049            (15,723)         1,238,808
      (6,077,874)        (2,248,816)          (127,284)            84,230
----------------   ----------------   ----------------   ----------------

      (3,923,164)         2,442,846           (120,307)         1,380,294
----------------   ----------------   ----------------   ----------------

      (2,140,925)        (3,935,676)           (22,875)           (53,635)
----------------   ----------------   ----------------   ----------------

     101,901,643        106,710,761                 --          8,097,356
     (14,987,146)       (51,846,837)                --         (7,515,991)
----------------   ----------------   ----------------   ----------------

      86,914,497         54,863,924                 --            581,365
----------------   ----------------   ----------------   ----------------
      80,850,408         53,371,094           (143,182)         1,908,024

     184,071,930        130,700,836          4,007,455          2,099,431
----------------   ----------------   ----------------   ----------------
$    264,922,338   $    184,071,930   $      3,864,273   $      4,007,455
================   ================   ================   ================

       9,100,002          6,400,002            150,002            100,002
       5,100,000          5,250,000                 --            350,000
        (750,000)        (2,550,000)                --           (300,000)
----------------   ----------------   ----------------   ----------------
      13,450,002          9,100,002            150,002            150,002
================   ================   ================   ================


                        See Notes to Financial Statements                Page 45


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      FIRST TRUST                           FIRST TRUST
                                                                     ACTIVE FACTOR                         ACTIVE FACTOR
                                                                      MID CAP ETF                          SMALL CAP ETF
                                                                        (AFMC)                                (AFSM)
                                                          -----------------------------------   -----------------------------------
                                                          Six Months Ended                      Six Months Ended
                                                              2/28/22           Year Ended          2/28/22           Year Ended
                                                            (Unaudited)         8/31/2021         (Unaudited)         8/31/2021
                                                          ----------------   ----------------   ----------------   ----------------
OPERATIONS:
Net investment income (loss)............................  $         10,250   $         14,929   $         11,678   $          5,393
Net realized gain (loss)................................           (30,523)           614,371            (38,966)           731,776
Net change in unrealized appreciation (depreciation)....          (116,921)           138,549            (78,878)            89,504
                                                          ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting from
   operations...........................................          (137,194)           767,849           (106,166)           826,673
                                                          ----------------   ----------------   ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................            (8,415)           (17,180)            (9,830)            (8,250)
                                                          ----------------   ----------------   ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................         1,306,411          1,175,597                 --          2,572,524
Cost of shares redeemed.................................                --         (2,457,585)                --         (2,563,922)
                                                          ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions.............................         1,306,411         (1,281,988)                --              8,602
                                                          ----------------   ----------------   ----------------   ----------------
Total increase (decrease) in net assets.................         1,160,802           (531,319)          (115,996)           827,025

NET ASSETS:
Beginning of period.....................................         1,306,056          1,837,375          2,671,830          1,844,805
                                                          ----------------   ----------------   ----------------   ----------------
End of period...........................................  $      2,466,858   $      1,306,056   $      2,555,834   $      2,671,830
                                                          ================   ================   ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................            50,002            100,002            100,002            100,002
Shares sold.............................................            50,000             50,000                 --            100,000
Shares redeemed.........................................                --           (100,000)                --           (100,000)
                                                          ----------------   ----------------   ----------------   ----------------
Shares outstanding, end of period.......................           100,002             50,002            100,002            100,002
                                                          ================   ================   ================   ================


Page 46                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)


                                              SIX MONTHS
                                                 ENDED                      YEAR ENDED AUGUST 31,                      PERIOD
                                                2/28/22     -----------------------------------------------------       ENDED
                                              (UNAUDITED)      2021          2020          2019          2018       8/31/2017 (a)
                                              -----------   -----------   -----------   -----------   -----------   -------------
Net asset value, beginning of period.........  $   25.70     $   20.12     $   21.75     $   22.26     $   21.66      $   20.05
                                               ---------     ---------     ---------     ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................       0.79          0.65          0.82          0.82          0.78           1.02
Net realized and unrealized gain (loss)......      (2.79)         6.07         (1.29)        (0.18)         0.93           1.61
                                               ---------     ---------     ---------     ---------     ---------      ---------
Total from investment operations.............      (2.00)         6.72         (0.47)         0.64          1.71           2.63
                                               ---------     ---------     ---------     ---------     ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income........................      (0.67)        (0.84)        (1.10)        (0.96)        (1.01)         (0.79)
Net realized gain............................         --         (0.30)        (0.06)        (0.19)        (0.10)         (0.12)
Return of capital............................         --            --            --            --            --          (0.11)
                                               ---------     ---------     ---------     ---------     ---------      ---------
Total distributions..........................      (0.67)        (1.14)        (1.16)        (1.15)        (1.11)         (1.02)
                                               ---------     ---------     ---------     ---------     ---------      ---------
Net asset value, end of period...............  $   23.03     $   25.70     $   20.12     $   21.75     $   22.26      $   21.66
                                               =========     =========     =========     =========     =========      =========
TOTAL RETURN (b).............................      (7.94)%       34.19%        (2.04)%        3.18%         8.09%         13.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........  $  35,810     $  38,675     $  33,301     $  37,085     $  45,754      $  31,517
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (c)................................       0.85% (d)     0.85%         0.85%         0.85%         0.85%          0.85% (d)
Ratio of net investment income (loss) to
   average net assets........................       6.38% (d)     2.79%         4.01%         3.92%         3.14%          5.99% (d)
Portfolio turnover rate (e)..................          3%            8%            6%           13%           15%            23%


FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)


                                              SIX MONTHS
                                                 ENDED                      YEAR ENDED AUGUST 31,                      PERIOD
                                                2/28/22     -----------------------------------------------------       ENDED
                                              (UNAUDITED)      2021          2020          2019          2018       8/31/2017 (a)
                                              -----------   -----------   -----------   -----------   -----------   -------------
Net asset value, beginning of period.........  $   21.56     $   19.21     $   19.61     $   17.94     $   19.20      $   20.05
                                               ---------     ---------     ---------     ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................       0.36          0.70          0.68          0.62          0.64           0.61
Net realized and unrealized gain (loss)......      (2.58)         2.39         (0.48)         1.65         (1.24)         (0.80)
                                               ---------     ---------     ---------     ---------     ---------      ---------
Total from investment operations.............      (2.22)         3.09          0.20          2.27         (0.60)         (0.19)
                                               ---------     ---------     ---------     ---------     ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income........................      (0.38)        (0.74)        (0.60)        (0.60)        (0.64)         (0.61)
Net realized gain............................      (0.03)        (0.00) (f)       --            --            --             --
Return of capital............................         --            --            --            --         (0.02)         (0.05)
                                               ---------     ---------     ---------     ---------     ---------      ---------
Total distributions..........................      (0.41)        (0.74)        (0.60)        (0.60)        (0.66)         (0.66)
                                               ---------     ---------     ---------     ---------     ---------      ---------
Net asset value, end of period...............  $   18.93     $   21.56     $   19.21     $   19.61     $   17.94      $   19.20
                                               =========     =========     =========     =========     =========      =========
TOTAL RETURN (b).............................     (10.40)%       16.37%         1.10%        12.96%        (3.09)%        (0.81)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........  $  19,878     $  18,328     $   8,646     $  10,785     $  13,454      $  13,441
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (c)................................       0.75% (d)     0.75%         0.75%         0.75%         0.75%          0.75% (d)
Ratio of net investment income (loss) to
   average net assets........................       3.58% (d)     3.57%         3.49%         3.49%         3.54%          3.59% (d)
Portfolio turnover rate (e)..................         21%           17%            7%           20%           11%            18%


(a)   Inception date is September 27, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)   Amount is less than $0.01.

                        See Notes to Financial Statements                Page 47


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)


                                                                 SIX MONTHS
                                                                    ENDED             YEAR ENDED              PERIOD
                                                                  2/28/2022    -------------------------       ENDED
                                                                 (UNAUDITED)      2021          2020       8/31/2019 (a)
                                                                 -----------   -----------   -----------   -------------
Net asset value, beginning of period...........................   $   20.23     $   20.42     $   20.50      $   20.03
                                                                  ---------     ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        0.20          0.38          0.49           0.43
Net realized and unrealized gain (loss)........................       (0.54)        (0.06)        (0.07)          0.47
                                                                  ---------     ---------     ---------      ---------
Total from investment operations...............................       (0.34)         0.32          0.42           0.90
                                                                  ---------     ---------     ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................       (0.19)        (0.51)        (0.50)         (0.43)
                                                                  ---------     ---------     ---------      ---------
Net asset value, end of period.................................   $   19.70     $   20.23     $   20.42      $   20.50
                                                                  =========     =========     =========      =========
TOTAL RETURN (b)...............................................       (1.69)%        1.57%         2.09%          4.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................   $ 264,922     $ 184,072     $ 130,701      $  50,228
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)..............        0.20% (d)     0.20%         0.20%          0.20% (d)
Ratio of net investment income (loss) to average net assets....        2.10% (d)     1.85%         2.36%          3.16% (d)
Portfolio turnover rate (e)....................................          17%           54%           71%            14%


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)


                                                                 SIX MONTHS
                                                                    ENDED         YEAR          PERIOD
                                                                  2/28/2022       ENDED          ENDED
                                                                 (UNAUDITED)    8/31/2021    8/31/2020 (a)
                                                                 -----------   -----------   -------------
Net asset value, beginning of period...........................   $   26.72     $   20.99      $   19.87
                                                                  ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        0.15          0.27           0.23
Net realized and unrealized gain (loss)........................       (0.96)         5.72           1.07
                                                                  ---------     ---------      ---------
Total from investment operations...............................       (0.81)         5.99           1.30
                                                                  ---------     ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................       (0.15)        (0.26)         (0.18)
                                                                  ---------     ---------      ---------
Net asset value, end of period.................................   $   25.76     $   26.72      $   20.99
                                                                  =========     =========      =========
TOTAL RETURN (b)...............................................       (3.07)%       28.74%          6.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................   $   3,864     $   4,007      $   2,099
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................        0.55% (d)     0.55%          0.55% (d)
Ratio of net investment income (loss) to average net assets....        1.14% (d)     1.12%          1.62% (d)
Portfolio turnover rate (e)....................................          30%           70%            55%


(a)   Inception dates for LDSF and AFLG are January 3, 2019 and December 3,
      2019, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 48                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)


                                                                 SIX MONTHS
                                                                    ENDED         YEAR          PERIOD
                                                                  2/28/2022       ENDED          ENDED
                                                                 (UNAUDITED)    8/31/2021    8/31/2020 (a)
                                                                 -----------   -----------   -------------
Net asset value, beginning of period...........................   $   26.12     $   18.37      $   19.88
                                                                  ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        0.17          0.19           0.18
Net realized and unrealized gain (loss)........................       (1.45)         7.76          (1.55)
                                                                  ---------     ---------      ---------
Total from investment operations...............................       (1.28)         7.95          (1.37)
                                                                  ---------     ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................       (0.17)        (0.20)         (0.14)
                                                                  ---------     ---------      ---------
Net asset value, end of period.................................   $   24.67     $   26.12      $   18.37
                                                                  =========     =========      =========
TOTAL RETURN (b)...............................................       (4.95)%       43.52%         (6.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................   $   2,467     $   1,306      $   1,837
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................        0.65% (c)     0.65%          0.65% (c)
Ratio of net investment income (loss) to average net assets....        1.25% (c)     0.81%          1.34% (c)
Portfolio turnover rate (d)....................................          36%           80%            66%


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)


                                                                 SIX MONTHS
                                                                    ENDED         YEAR          PERIOD
                                                                  2/28/2022       ENDED          ENDED
                                                                 (UNAUDITED)    8/31/2021    8/31/2020 (a)
                                                                 -----------   -----------   -------------
Net asset value, beginning of period...........................   $   26.72     $   18.45      $   19.95
                                                                  ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        0.12          0.05           0.12
Net realized and unrealized gain (loss)........................       (1.18)         8.30          (1.52)
                                                                  ---------     ---------      ---------
Total from investment operations...............................       (1.06)         8.35          (1.40)
                                                                  ---------     ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................       (0.10)        (0.08)         (0.10)
                                                                  ---------     ---------      ---------
Net asset value, end of period.................................   $   25.56     $   26.72      $   18.45
                                                                  =========     =========      =========
TOTAL RETURN (b)...............................................       (4.00)%       45.40%         (7.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................   $   2,556     $   2,672      $   1,845
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (e)..............        0.75% (c)     0.75%          0.75% (c)
Ratio of net investment income (loss) to average net assets....        0.88% (c)     0.27%          0.91% (c)
Portfolio turnover rate (d)....................................          33%           86%            65%


(a)   Inception date for AFMC and AFSM is December 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying securities in which the Fund invests. This ratio does not include these indirect fees and expenses.

                        See Notes to Financial Statements                Page 49


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-five funds that are offering shares. This report covers the six funds (each a "Fund" and collectively, the "Funds") listed below:

      First Trust CEF Income Opportunity ETF - (The Nasdaq Stock Market LLC
         ("Nasdaq") ticker "FCEF")
      First Trust Municipal CEF Income Opportunity ETF - (Nasdaq ticker "MCEF")
      First Trust Low Duration Strategic Focus ETF -
         (Nasdaq ticker "LDSF")
      First Trust Active Factor Large Cap ETF - (NYSE Arca, Inc. ("NYSE Arca")
         ticker "AFLG")
      First Trust Active Factor Mid Cap ETF - (NYSE Arca ticker "AFMC")
      First Trust Active Factor Small Cap ETF - (NYSE Arca ticker "AFSM")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund. FCEF and MCEF principally invest in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges ("Closed-End Funds"). FCEF's primary investment objective is to provide current income with a secondary emphasis on total return. MCEF's investment objective is to provide current income. AFLG, AFMC and AFSM's investment objective seeks to provide capital appreciation. LDSF's primary investment objective seeks to generate current income, with a secondary objective of preservation of capital.

Under normal market conditions, FCEF and MCEF will invest at least 80% of their net assets (including investment borrowings) in Closed-End Funds. MCEF invests in Closed-End Funds ("Municipal Closed-End Funds") which invest primarily in municipal debt securities, some or all of which pay interest that is exempt from regular federal income taxes ("Municipal Securities"). FCEF and MCEF may also invest in exchange-traded funds. Closed-End Funds issue shares of common stock that are traded on a securities exchange. Because the shares of Closed-End Funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company, investors seek to buy and sell shares of Closed-End Funds in the secondary market.

Under normal market conditions, LDSF will invest at least 80% of its net assets
(including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds ("ETFs") that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. A significant portion of the ETFs in which the Fund invests may be advised by
First Trust Advisors L.P. ("First Trust" or the "Advisor"). The Fund may invest in ETFs that invest principally in corporate bonds, floating rate loans and fixed-to-floating rate loans, senior loans, mortgage-backed securities, hybrid income securities (including convertible, contingent convertible and preferred securities), government debt and other fixed income securities. The securities to which the Fund may have exposure may be issued by both U.S. and non-U.S.
issuers, including both corporate and governmental issuers located in countries considered to be emerging markets. The Fund may also invest up to 40% of its net assets in ETFs that have exposure to U.S. corporate high yield securities (also known as "junk bonds") and senior loans. The Fund may invest up to 20% of its net assets in bonds issued by non-U.S. government and corporate issuers, including up to 10% of its net assets in ETFs holding debt of issuers located in countries considered to be emerging markets. The Fund may also invest up to 10%
of its net assets in ETFs holding preferred securities and up to 10% of its net assets in ETFs holding convertible securities.

Under normal market conditions, AFLG will invest at least 80% of its net assets
(including investment borrowings) in U.S.-listed equity securities issued by large capitalization companies.

Under normal market conditions, AFMC will invest at least 80% of its net assets
(including investment borrowings) in U.S.-listed equity securities issued by mid capitalization companies.

Under normal market conditions, AFSM will invest at least 80% of its net assets
(including investment borrowings) in U.S.-listed equity securities issued by small capitalization companies.

There can be no assurance that a Fund will achieve its investment objective(s).
The Funds may not be appropriate for all investors.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

                                                                         Page 51


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2022, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

C. AFFILIATED TRANSACTIONS

LDSF invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the
Statements of Operations.

Amounts related to these investments at February 28, 2022 and for the six months then ended are as follows:


                                                                                CHANGE IN
                                                                                UNREALIZED     REALIZED
                      SHARES AT     VALUE AT                                   APPRECIATION      GAIN        VALUE AT      DIVIDEND
   SECURITY NAME      2/28/2022    8/31/2021      PURCHASES        SALES      (DEPRECIATION)    (LOSS)      2/28/2022       INCOME
------------------------------------------------------------------------------------------------------------------------------------
First Trust
   Emerging Markets
   Local Currency
   Bond ETF             215,307   $  4,515,997   $  3,029,476   $   (370,413)  $   (585,410)  $      897   $  6,590,547   $  155,267
First Trust
   Enhanced Short
   Maturity ETF              --     18,425,976      7,644,907    (26,016,248)        17,819      (72,454)            --       21,324
First Trust
   Low Duration
   Opportunities
   ETF                2,147,409     73,503,407     41,023,471     (5,992,181)    (2,164,565)      (8,964)   106,361,168      841,116
First Trust
   Senior Loan Fund     979,783     32,186,177     17,885,408     (3,162,602)      (521,395)      14,935     46,402,523      681,422
First Trust
   Tactical High
   Yield ETF            280,804      9,186,126      5,080,737       (755,264)      (587,758)      40,879     12,964,720      317,595
First Trust TCW
   Unconstrained
   Plus Bond ETF      2,031,832     18,399,566     37,846,403     (2,549,737)    (1,189,685)      (4,008)    52,502,539      270,576
                                  --------------------------------------------------------------------------------------------------
                                  $156,217,249   $112,510,402   $(38,846,445)  $ (5,030,994)  $  (28,715)  $224,821,497   $2,287,300
                                  ==================================================================================================


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, with the exception of FCEF, MCEF and LDSF which declare and pay monthly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2021, was as follows:


                                                                Distributions    Distributions    Distributions     Distributions
                                                                  paid from        paid from        paid from         paid from
                                                                  Ordinary          Capital         Tax-Exempt        Return of
                                                                   Income            Gains            Income           Capital
                                                                -------------    -------------    --------------    --------------
First Trust CEF Income Opportunity ETF                          $   1,243,133    $     443,455    $           --    $           --
First Trust Municipal CEF Income Opportunity ETF                        9,130               --           386,371                --
First Trust Low Duration Strategic Focus ETF                        3,935,676               --                --                --
First Trust Active Factor Large Cap ETF                                53,635               --                --                --
First Trust Active Factor Mid Cap ETF                                  17,180               --                --                --
First Trust Active Factor Small Cap ETF                                 8,250               --                --                --


                                                                         Page 53


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

As of August 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                  Accumulated          Net
                                                                Undistributed     Capital and       Unrealized
                                                                  Ordinary           Other         Appreciation
                                                                   Income         Gain (Loss)     (Depreciation)
                                                                -------------    -------------    --------------
First Trust CEF Income Opportunity ETF                          $          --    $          --    $    4,621,939
First Trust Municipal CEF Income Opportunity ETF                       35,215           29,267           894,417
First Trust Low Duration Strategic Focus ETF                               --       (2,126,627)         (493,738)
First Trust Active Factor Large Cap ETF                                 8,978         (246,427)          258,393
First Trust Active Factor Mid Cap ETF                                   1,421         (237,064)          120,265
First Trust Active Factor Small Cap ETF                                    --         (313,865)          119,154


E. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

In addition, MCEF intends to invest in such Municipal Closed-End Funds to allow it to qualify to pass through "exempt dividends" as defined in the Internal
Revenue Code.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FCEF and MCEF, the taxable years ended 2018, 2019, 2020 and 2021 remain open to federal and state audit.
For LDSF, the taxable years ended 2019, 2020, and 2021 remain open to federal and state audit. For AFLG, AFMC and AFSM, the taxable years ended 2020 and 2021 remain open to federal and state audit. As of February 28, 2022, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2021, for federal income tax purposes, the Funds had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Funds' shareholders.


                                                              Non-Expiring
                                                              Capital Loss
                                                             Carryforwards
                                                             --------------
First Trust Low Duration Strategic Focus ETF                 $    2,126,627
First Trust Active Factor Large Cap ETF                             246,427
First Trust Active Factor Mid Cap ETF                               237,064
First Trust Active Factor Small Cap ETF                             313,865


During the taxable year ended August 31, 2021, the following Funds utilized non-expiring capital loss carryforwards in the following amounts:


                                                              Capital Loss
                                                             Carryforwards
                                                                Utilized
                                                             --------------
First Trust Municipal CEF Income Opportunity ETF             $       83,418
First Trust Low Duration Strategic Focus ETF                        350,288


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2021, the Funds had no net late year ordinary or capital losses.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

As of February 28, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                                     Gross            Gross         Net Unrealized
                                                                                  Unrealized        Unrealized       Appreciation
                                                                  Tax Cost       Appreciation     (Depreciation)    (Depreciation)
                                                                -------------    -------------    --------------    --------------
First Trust CEF Income Opportunity ETF                          $  35,982,311    $   1,929,780    $   (2,149,757)   $     (219,977)
First Trust Municipal CEF Income Opportunity ETF                   18,836,848               --        (1,409,857)       (1,409,857)
First Trust Low Duration Strategic Focus ETF                      271,382,650               --        (6,422,750)       (6,422,750)
First Trust Active Factor Large Cap ETF                             3,712,887          312,319          (166,045)          146,274
First Trust Active Factor Mid Cap ETF                               2,455,959          110,385          (101,106)            9,279
First Trust Active Factor Small Cap ETF                             2,499,238          217,314          (161,018)           56,296


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of each Fund's assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Each Fund has agreed to pay First
Trust an annual unitary management fee based on each Fund's average daily net assets at a rate set forth below:


                                                                    Rate
                                                               --------------
First Trust CEF Income Opportunity ETF                             0.85%
First Trust Municipal CEF Income Opportunity ETF                   0.75%
First Trust Low Duration Strategic Focus ETF                       0.20%
First Trust Active Factor Large Cap ETF                            0.55%
First Trust Active Factor Mid Cap ETF                              0.65%
First Trust Active Factor Small Cap ETF                            0.75%


In addition, FCEF, MCEF and LDSF incur acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

                                                                         Page 55


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2022, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
First Trust CEF Income Opportunity ETF                                         $   1,682,680   $    1,056,309
First Trust Municipal CEF Income Opportunity ETF                                   4,096,345        6,320,515
First Trust Low Duration Strategic Focus ETF                                      38,648,946       38,668,200
First Trust Active Factor Large Cap ETF                                            1,190,984        1,191,765
First Trust Active Factor Mid Cap ETF                                                581,509          583,352
First Trust Active Factor Small Cap ETF                                              877,535          881,272


For the six months ended February 28, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
First Trust CEF Income Opportunity ETF                                         $   1,231,396   $    1,169,112
First Trust Municipal CEF Income Opportunity ETF                                  11,008,041        6,822,389
First Trust Low Duration Strategic Focus ETF                                     101,749,922       14,962,694
First Trust Active Factor Large Cap ETF                                                   --               --
First Trust Active Factor Mid Cap ETF                                              1,304,038               --
First Trust Active Factor Small Cap ETF                                                   --               --


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2022.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:

On April 8, 2022, First Trust CEF Income Opportunity ETF changed its name to
First Trust Income Opportunity ETF. This name change corresponds with the removal of the Fund's non-fundamental investment policy to invest at least 80%
of its net assets (including investment borrowings) in a portfolio of closed-end investment companies. First Trust Income Opportunity ETF seeks to provide current income with a secondary emphasis on total return by investing in a portfolio of closed-end investment companies and exchange-traded funds that are listed and traded in the United States on registered exchanges. In addition, as of April 14, 2022, Jordan Ramsland is no longer a portfolio manager of First
Trust Income Opportunity ETF. Ken Fincher will continue to serve as portfolio manager of the Fund.

On April 14, 2022, pursuant to a vote of shareholders, First Trust Municipal CEF
Income Opportunity ETF changed its name to First Trust Flexible Municipal High
Income ETF ("MFLX"). MFLX seeks to provide current income by investing in municipal debt securities. MFLX will have the ability to invest up to 10% of its net assets in closed-end investment companies that invest primarily in municipal debt securities. Jordan Ramsland is no longer a portfolio manager of MFLX. Ken
Fincher will continue to serve as portfolio manager of MFLX. In addition, the following persons will serve as additional members of MFLX's portfolio management team and will manage the non-closed-end fund investments: Tom
Futrell, CFA, Senior Vice President and Senior Portfolio Manager of First Trust,
Johnathan N. Wilhelm, Senior Vice President and Senior Portfolio Manager of
First Trust and Tom Byron, Senior Vice President and Senior Portfolio Manager of
First Trust.

                                                                         Page 57

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in

                                                                         Page 59


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

              NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust Innovation Leaders ETF (ILDR)

        First Trust Expanded Technology ETF (XPND)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2022
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2022

Shareholder Letter...........................................................  2
Fund Performance Overview

Portfolio of Investments


--------------------------------------------------------------------------------
TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six-month period ended
February 28, 2022.

Interest rates, bond yields and inflation are trending higher in the U.S., and perhaps what matters most is that all three are moving in tandem, which has not happened for quite some time. To start, let us focus on bond yields, which, like interest rates and inflation, have traded at or near their historic lows for many years. Over the past decade, we have seen the yield on the 10-Year Treasury
Note ("T-Note") climb from its artificial lows to the 3.00% level on two occasions only to have it reverse course soon thereafter. In 2013, the yield on the benchmark government bond rose from 1.75% at the start of the year to 3.03%
at the close of trading on December 31, 2013. One year later it stood at 2.17%.
In 2018, the yield rose from 2.41% at the start of the year to a 2018 high of
3.24% on November 8, 2018. At the end of 2019, it yielded 1.92%. In 2022, it has reached as high as 2.78% (on April 11), representing a significant move from
1.51% at the start of the year. The point is that we have endured substantial upward moves in the yield on the 10-Year T-Note, but they were not sustained.

Short-term interest rates, as controlled by the Federal Reserve (the "Fed") via its Federal Funds target rate, only accompanied bond yields higher in one of those two instances. In 2013, bond yields rose but the Fed did not raise short-term interest rates at all. In 2017 and 2018, the Fed executed multiple interest rate hikes, but reversed course in 2019, undoing the entirety of its
2017-2018 tightening phase. On March 16, 2022, the Fed initiated a 25-basis point ("bps") hike in the Federal Funds target rate. The median member of the
Federal Open Market Committee is signaling another six hikes, totaling 150 bps, through year-end, according to Brian Wesbury, Chief Economist at First Trust.
That would equate to 175 bps in aggregate in 2022. The Fed also signaled it could raise interest rates an additional 75-100 bps in 2023. So, for all intents and purposes, unless something dramatic happens, such as an escalation of the war between Russia and Ukraine, we believe interest rates are heading much higher. With respect to inflation, as measured by the Consumer Price Index
("CPI"), it was essentially a non-event when bond yields rose in 2013 and 2018.
The year-over-year changes in the CPI in 2013 and 2018 were 1.5% and 1.9%, respectively, according to data from the U.S. Bureau of Labor Statistics. The
CPI has averaged 3.0% per year since 1926. In February 2022, the CPI stood at
7.9%. The last time it was this high was 1982.

The current climate for interest rates, bond yields and inflation, indicates that this time around could be different than what we experienced in 2013 and
2018. By that I mean that higher levels of all three might be sustainable.
Having said that, I do not believe that investors need to shift into panic mode.
The Fed's guidance is reassuring to us in that, as of now, it intends to raise short-term interest rates slowly and methodically. While we believe the bond market may be in for a bumpy ride over the next year or so, higher rates and yields are not necessarily death knells for the stock market. In general, I believe that investors should be able to make better decisions about where to position their money moving forward thanks to the in-depth guidance from the
Fed. It could not be more transparent, in my opinion.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST INNOVATION LEADERS ETF (ILDR)

The First Trust Innovation Leaders ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80%
of its net assets (plus any borrowings for investment purposes) in common stock and depository receipts issued by U.S. and non-U.S. companies that may benefit from the development or application of scientific and technological innovation.
This includes, but is not limited to, companies that are poised to benefit from new products or services, scientific research, technological improvements and/or enhancements to existing products or services related to automation, advanced medicine, networks, advanced computing, enhanced mobility, energy revolution and
e-commerce. The Fund is classified as "non-diversified" under the Investment
Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc. under the ticker symbol "ILDR."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                            6 Months      Inception
                                                                                             Ended        (5/25/21)
                                                                                            2/28/22      to 8/31/21
FUND PERFORMANCE
NAV                                                                                         -19.18%        -7.58%
Market Price                                                                                -19.11%        -7.38%

INDEX PERFORMANCE
Russell 3000(R) Growth Index                                                                 -8.30%         3.96%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 7.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            49.3%
Health Care                                       19.0
Communication Services                            11.5
Industrials                                       10.6
Consumer Discretionary                             8.5
Real Estate                                        0.6
Financials                                         0.5
                                                --------
     Total                                       100.0%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Alphabet, Inc., Class C                            5.4%
Amazon.com, Inc.                                   4.4
NVIDIA Corp.                                       3.0
Uber Technologies, Inc.                            2.3
Alnylam Pharmaceuticals, Inc.                      2.2
Microsoft Corp.                                    2.2
ServiceNow, Inc.                                   2.1
Autodesk, Inc.                                     2.1
Vertex Pharmaceuticals, Inc.                       2.0
Block, Inc.                                        1.9
                                                --------
     Total                                        27.6%
                                                ========

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INNOVATION LEADERS ETF (ILDR) (CONTINUED)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                MAY 25, 2021 - FEBRUARY 28, 2022

           First Trust Innovation       Russell 3000(R)
                Leaders ETF              Growth Index
5/25/21           $10,000                   $10,000
8/31/21            11,435                    11,337
2/28/22             9,242                    10,396


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EXPANDED TECHNOLOGY ETF (XPND)

The First Trust Expanded Technology ETF (the "Fund") seeks to provide long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies identified by the Fund's investment advisor as either information technology companies or consumer discretionary and communication services companies whose operations are principally derived from and/or dependent upon technology. The Fund is classified as "non-diversified" under the
Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc. under the ticker symbol "XPND."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                            6 Months      Inception
                                                                                             Ended        (6/14/21)
                                                                                            2/28/22      to 8/31/21
FUND PERFORMANCE
NAV                                                                                          -9.90%        -2.35%
Market Price                                                                                 -9.90%        -2.35%

INDEX PERFORMANCE
S&P 500(R) Information Technology Index                                                      -2.64%         8.03%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 7.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            86.2%
Communication Services                            12.2
Consumer Discretionary                             1.6
                                                --------
     Total                                       100.0%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Mastercard, Inc., Class A                          5.9%
Broadcom, Inc.                                     5.5
Cisco Systems, Inc.                                5.2
Apple, Inc.                                        5.1
QUALCOMM, Inc.                                     4.9
Alphabet, Inc., Class A                            4.9
Microsoft Corp.                                    4.7
Texas Instruments, Inc.                            4.5
Oracle Corp.                                       4.3
NVIDIA Corp.                                       3.8
                                                --------
     Total                                        48.8%
                                                ========

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EXPANDED TECHNOLOGY ETF (XPND) (CONTINUED)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JUNE 14, 2021 - FEBRUARY 28, 2022

            First Trust Expanded       S&P 500(R) Information
               Technology ETF             Technology Index
6/14/21           $10,000                     $10,000
8/31/21            10,837                      11,097
2/28/22             9,764                      10,804


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of each
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

                                                                          Page 7


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Innovation Leaders ETF (the "Fund"). First Trust is
responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

The following persons serve as portfolio managers of the Fund:

BOB HENSLEY, CFA, VICE PRESIDENT OF FIRST TRUST
DAVID MCGAREL, CFA, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND
   MANAGING DIRECTOR OF FIRST TRUST
CHRIS PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST
JARED WOLLEN, CFA, VICE PRESIDENT OF FIRST TRUST

Each portfolio manager has served in such capacity for the Fund since May 2021.

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") serves as the investment advisor to the First Trust Expanded Technology ETF (the "Fund").
First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

The Fund's portfolio is managed by a team (the "Investment Committee")
consisting of:

DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING DIRECTOR
   OF FIRST TRUST
JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST
DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND
   MANAGING DIRECTOR OF FIRST TRUST
ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST
STAN UELAND, SENIOR VICE PRESIDENT OF FIRST TRUST
CHRIS A. PETERSON, SENIOR VICE PRESIDENT OF FIRST TRUST
ERIK RUSSO, VICE PRESIDENT OF FIRST TRUST
OMAR SEPULVEDA, VICE PRESIDENT OF FIRST TRUST

The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team for the Fund since June 2021.


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2022 (UNAUDITED)

As a shareholder of First Trust Innovation Leaders ETF or First Trust Expanded
Technology ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                           EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING             ENDING          BASED ON THE       DURING THE
                                                   ACCOUNT VALUE        ACCOUNT VALUE        SIX-MONTH        SIX-MONTH
                                                 SEPTEMBER 1, 2021    FEBRUARY 28, 2022       PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INNOVATION LEADERS ETF (ILDR)
Actual                                               $1,000.00            $  808.20            0.75%            $3.36
Hypothetical (5% return before expenses)             $1,000.00            $1,021.08            0.75%            $3.76

FIRST TRUST EXPANDED TECHNOLOGY ETF (XPND)
Actual                                               $1,000.00            $  901.00            0.65%            $3.06
Hypothetical (5% return before expenses)             $1,000.00            $1,021.57            0.65%            $3.26


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2021 through February 28, 2022), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 9


FIRST TRUST INNOVATION LEADERS ETF (ILDR)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             COMMON STOCKS -- 99.6%
             AEROSPACE & DEFENSE -- 2.4%
        603  AeroVironment, Inc. (a)                    $      42,843
        101  Northrop Grumman Corp.                            44,656
                                                        -------------
                                                               87,499
                                                        -------------
             AUTOMOBILES -- 0.9%
         40  Tesla, Inc. (a)                                   34,817
                                                        -------------
             BIOTECHNOLOGY -- 12.9%
        504  Alnylam Pharmaceuticals, Inc. (a)                 79,557
        797  Apellis Pharmaceuticals, Inc. (a)                 33,897
      1,445  Arcus Biosciences, Inc. (a)                       53,754
        302  BioMarin Pharmaceutical, Inc. (a)                 23,592
        235  Intellia Therapeutics, Inc. (a)                   23,230
      2,367  Myovant Sciences Ltd. (a)                         31,765
        101  Regeneron Pharmaceuticals, Inc. (a)               62,454
        805  REGENXBIO, Inc. (a)                               21,099
        998  Rocket Pharmaceuticals, Inc. (a)                  17,774
        453  SpringWorks Therapeutics, Inc. (a)                25,635
        423  Ultragenyx Pharmaceutical, Inc. (a)               28,476
        326  Vertex Pharmaceuticals, Inc. (a)                  74,987
                                                        -------------
                                                              476,220
                                                        -------------
             CAPITAL MARKETS -- 0.5%
        104  Coinbase Global, Inc., Class A (a)                19,840
                                                        -------------
             COMMUNICATIONS EQUIPMENT
                -- 4.2%
        162  Arista Networks, Inc. (a)                         19,882
        871  Cambium Networks Corp. (a)                        24,222
        837  Ciena Corp. (a)                                   57,268
         273 F5, Inc. (a)                                      54,832
                                                        -------------
                                                              156,204
                                                        -------------
             CONSTRUCTION & ENGINEERING
                -- 1.2%
        565  MasTec, Inc. (a)                                  44,499
                                                        -------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.8%
      2,287  Radius Global Infrastructure, Inc.,
                Class A (a)                                    29,411
                                                        -------------
             ELECTRICAL EQUIPMENT -- 2.3%
      1,544  Bloom Energy Corp., Class A (a)                   34,277
        321  Schneider Electric SE (EUR) (b)                   49,734
                                                        -------------
                                                               84,011
                                                        -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 4.8%
        277  Keysight Technologies, Inc. (a)                   43,592
        326  TE Connectivity Ltd.                              46,432
        533  Trimble, Inc. (a)                                 37,177
      1,341  Vontier Corp.                                     32,586
         48  Zebra Technologies Corp.,
                Class A (a)                                    19,840
                                                        -------------
                                                              179,627
                                                        -------------
             ENTERTAINMENT -- 1.3%
         60  Netflix, Inc. (a)                                 23,671
        180  Roku, Inc. (a)                                    25,116
                                                        -------------
                                                               48,787
                                                        -------------

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 0.6%
         32  Equinix, Inc.                              $      22,711
                                                        -------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 4.6%
        116  Align Technology, Inc. (a)                        59,329
         53  Dexcom, Inc. (a)                                  21,937
        694  Globus Medical, Inc., Class A (a)                 48,802
         68  Intuitive Surgical, Inc. (a)                      19,743
        460  Outset Medical, Inc. (a)                          20,226
                                                        -------------
                                                              170,037
                                                        -------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 1.0%
        468  Castle Biosciences, Inc. (a)                      20,260
        267  Guardant Health, Inc. (a)                         17,694
                                                        -------------
                                                               37,954
                                                        -------------
             HOTELS, RESTAURANTS & LEISURE
                -- 0.6%
        140  Airbnb, Inc., Class A (a)                         21,209
                                                        -------------
             INDUSTRIAL CONGLOMERATES -- 1.9%
        144  Honeywell International, Inc.                     27,324
        295  Siemens AG (EUR) (b)                              41,560
                                                        -------------
                                                               68,884
                                                        -------------
             INTERACTIVE MEDIA & SERVICES
                -- 8.8%
         74  Alphabet, Inc., Class C (a)                      199,639
        166  Meta Platforms, Inc., Class A (a)                 35,031
      1,259  Snap, Inc., Class A (a)                           50,284
        755  ZoomInfo Technologies, Inc. (a)                   41,291
                                                        -------------
                                                              326,245
                                                        -------------
             INTERNET & DIRECT MARKETING RETAIL
                -- 6.0%
         53  Amazon.com, Inc. (a)                             162,777
        373  Etsy, Inc. (a)                                    57,774
                                                        -------------
                                                              220,551
                                                        -------------
             IT SERVICES -- 7.1%
          8  Adyen N.V. (EUR) (a) (b) (c) (d)                  16,674
        554  Block, Inc. (a)                                   70,635
        200  Cloudflare, Inc., Class A (a)                     23,284
         67  MongoDB, Inc. (a)                                 25,594
        367  PayPal Holdings, Inc. (a)                         41,078
      1,511  Switch, Inc., Class A                             39,316
        267  Twilio, Inc., Class A (a)                         46,672
                                                        -------------
                                                              263,253
                                                        -------------
             LEISURE PRODUCTS -- 1.0%
        307  Polaris, Inc.                                     37,304
                                                        -------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 0.4%
        472  NanoString Technologies, Inc. (a)                 16,737
                                                        -------------
             MACHINERY -- 0.5%
        100  FANUC Corp. (JPY) (b)                             18,370
                                                        -------------

Page 10                 See Notes to Financial Statements


FIRST TRUST INNOVATION LEADERS ETF (ILDR)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDIA -- 0.5%
      1,337  Magnite, Inc. (a)                          $      19,494
                                                        -------------
             ROAD & RAIL -- 2.3%
      2,393  Uber Technologies, Inc. (a)                       86,220
                                                        -------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 10.2%
        930  Allegro MicroSystems, Inc. (a)                    26,663
        252  Enphase Energy, Inc. (a)                          42,009
        124  Lam Research Corp.                                69,608
        459  NVIDIA Corp.                                     111,927
        269  NXP Semiconductors N.V.                           51,142
      1,599  Rambus, Inc. (a)                                  43,173
        101  Skyworks Solutions, Inc.                          13,955
        151  Teradyne, Inc.                                    17,806
                                                        -------------
                                                              376,283
                                                        -------------
             SOFTWARE -- 22.8%
         76  Adobe, Inc. (a)                                   35,544
        353  Autodesk, Inc. (a)                                77,741
        234  Crowdstrike Holdings, Inc.,
                Class A (a)                                    45,679
        307  Datadog, Inc., Class A (a)                        49,461
        408  Domo, Inc., Class B (a)                           18,156
      1,019  Dynatrace, Inc. (a)                               45,264
        235  Elastic N.V. (a)                                  20,363
        204  Five9, Inc. (a)                                   22,440
        148  Fortinet, Inc. (a)                                50,989
        266  Microsoft Corp.                                   79,478
      1,999  Palantir Technologies, Inc.,
                Class A (a)                                    23,688
        234  RingCentral, Inc., Class A (a)                    30,617
        136  ServiceNow, Inc. (a)                              78,869
        398  Smartsheet, Inc., Class A (a)                     21,162
        302  Sprout Social, Inc., Class A (a)                  19,663
        631  Tenable Holdings, Inc. (a)                        34,932
        567  Trade Desk (The), Inc., Class A (a)               48,376
        535  UiPath, Inc., Class A (a)                         18,570
        281  Workday, Inc., Class A (a)                        64,363
        266  Workiva, Inc. (a)                                 28,010
        133  Zscaler, Inc. (a)                                 31,807
                                                        -------------
                                                              845,172
                                                        -------------
             TOTAL COMMON STOCKS -- 99.6%                   3,691,339
             (Cost $4,091,322)                          -------------

             MONEY MARKET FUNDS -- 0.4%
     14,725  Morgan Stanley Institutional Liquidity
                Funds - Treasury Portfolio -
                Institutional Class - 0.01% (e)                14,725
             (Cost $14,725)                             -------------

             TOTAL INVESTMENTS -- 100.0%                    3,706,064
             (Cost $4,106,047)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                          (1,223)
                                                        -------------
             NET ASSETS -- 100.0%                       $   3,704,841
                                                        =============

(a)   Non-income producing security.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At February 28, 2022, securities noted as such are valued at
      $126,338 or 3.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Rate shown reflects yield as of February 28, 2022.

                                                          % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                         INVESTMENTS
---------------------------------------------------------------------
USD                                                          96.6%
EUR                                                           2.9
JPY                                                           0.5
                                                           --------
Total                                                       100.0%
                                                           ========

Currency Abbreviations:
EUR   - Euro
JPY   - Japanese Yen
USD   - United States Dollar

                        See Notes to Financial Statements                Page 11


FIRST TRUST INNOVATION LEADERS ETF (ILDR)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Common Stocks:
   Electrical Equipment................................  $       84,011    $       34,277    $       49,734    $           --
   Industrial Conglomerates............................          68,884            27,324            41,560                --
   IT Services.........................................         263,253           246,579            16,674                --
   Machinery...........................................          18,370                --            18,370                --
   Other Industry Categories*..........................       3,256,821         3,256,821                --                --
Money Market Funds.....................................          14,725            14,725                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments......................................  $    3,706,064    $    3,579,726    $      126,338    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

Page 12                 See Notes to Financial Statements


FIRST TRUST EXPANDED TECHNOLOGY ETF (XPND)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             COMMON STOCKS -- 99.7%
             COMMUNICATIONS EQUIPMENT
                -- 6.3%
      1,480  Arista Networks, Inc. (a)                  $     181,640
     15,689  Cisco Systems, Inc.                              874,976
                                                        -------------
                                                            1,056,616
                                                        -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.8%
      2,881  Amphenol Corp., Class A                          218,985
        253  CDW Corp.                                         43,632
        877  Keysight Technologies, Inc. (a)                  138,013
        557  Trimble, Inc. (a)                                 38,851
         81  Zebra Technologies Corp.,
                Class A (a)                                    33,481
                                                        -------------
                                                              472,962
                                                        -------------
             ENTERTAINMENT -- 0.2%
      1,103  Warner Music Group Corp.,
                Class A                                        39,951
                                                        -------------
             INTERACTIVE MEDIA & SERVICES
                -- 8.5%
        303  Alphabet, Inc., Class A (a)                      818,445
      2,652  Meta Platforms, Inc., Class A (a)                559,652
        775  ZoomInfo Technologies, Inc. (a)                   42,385
                                                        -------------
                                                            1,420,482
                                                        -------------
             INTERNET & DIRECT MARKETING RETAIL
                -- 1.6%
      3,015  eBay, Inc.                                       164,589
        611  Etsy, Inc. (a)                                    94,637
                                                        -------------
                                                              259,226
                                                        -------------
             IT SERVICES -- 10.4%
      2,030  Automatic Data Processing, Inc.                  415,013
        284  Broadridge Financial Solutions,
                Inc.                                           41,524
        273  EPAM Systems, Inc. (a)                            56,716
        153  Gartner, Inc. (a)                                 42,904
      2,732  Mastercard, Inc., Class A                        985,760
      1,737  Paychex, Inc.                                    206,807
                                                        -------------
                                                            1,748,724
                                                        -------------
             MEDIA -- 3.5%
        864  Charter Communications, Inc.,
                Class A (a)                                   519,938
        710  Omnicom Group, Inc.                               59,562
                                                        -------------
                                                              579,500
                                                        -------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 27.6%
      4,350  Applied Materials, Inc.                          583,770
      1,554  Broadcom, Inc.                                   912,882
        650  Enphase Energy, Inc. (a)                         108,355
        327  Entegris, Inc.                                    42,667
        730  KLA Corp.                                        254,405
        678  Lam Research Corp.                               380,595
         86  Monolithic Power Systems, Inc.                    39,448
      2,633  NVIDIA Corp.                                     642,057

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
        778  ON Semiconductor Corp. (a)                 $      48,711
      4,765  QUALCOMM, Inc.                                   819,532
        312  Teradyne, Inc.                                    36,791
      4,449  Texas Instruments, Inc.                          756,286
                                                        -------------
                                                            4,625,499
                                                        -------------
             SOFTWARE -- 33.2%
      1,285  Adobe, Inc. (a)                                  600,969
      1,059  Autodesk, Inc. (a)                               233,224
      1,336  Cadence Design Systems, Inc. (a)                 202,310
        787  Fortinet, Inc. (a)                               271,137
      1,319  Intuit, Inc.                                     625,694
      2,602  Microsoft Corp.                                  777,452
      9,482  Oracle Corp.                                     720,347
        475  Palo Alto Networks, Inc. (a)                     282,269
      3,020  salesforce.com, Inc. (a)                         635,801
        958  ServiceNow, Inc. (a)                             555,563
        734  Synopsys, Inc. (a)                               229,294
      2,315  Trade Desk (The), Inc., Class A (a)              197,516
         92  Tyler Technologies, Inc. (a)                      39,400
      1,435  Zoom Video Communications, Inc.,
                Class A (a)                                   190,281
                                                        -------------
                                                            5,561,257
                                                        -------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 5.6%
       5,205 Apple, Inc.                                      859,450
         538 NetApp, Inc.                                      42,168
         827 Western Digital Corp. (a)                         42,127
                                                        -------------
                                                              943,745
                                                        -------------
             TOTAL COMMON STOCKS -- 99.7%                  16,707,962
             (Cost $17,433,275)                         -------------

             MONEY MARKET FUNDS -- 0.3%
      42,921 Morgan Stanley Institutional Liquidity
                Funds - Treasury Portfolio -
                Institutional Class - 0.01% (b)                42,921
             (Cost $42,921)                             -------------

             TOTAL INVESTMENTS -- 100.0%                   16,750,883
             (Cost $17,476,196)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                          (4,735)
                                                        -------------
             NET ASSETS -- 100.0%                       $  16,746,148
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2022.

                        See Notes to Financial Statements                Page 13


FIRST TRUST EXPANDED TECHNOLOGY ETF (XPND)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Common Stocks*.........................................  $   16,707,962    $   16,707,962    $           --    $           --
Money Market Funds.....................................          42,921            42,921                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments......................................  $   16,750,883    $   16,750,883    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

Page 14                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2022 (UNAUDITED)


                                                                          FIRST TRUST          FIRST TRUST
                                                                           INNOVATION           EXPANDED
                                                                          LEADERS ETF        TECHNOLOGY ETF
                                                                             (ILDR)              (XPND)
                                                                        ----------------    -----------------
ASSETS:
Investments, at value................................................   $      3,706,064    $      16,750,883
Dividends receivable.................................................                897                3,751
                                                                        ----------------    -----------------
   Total Assets......................................................          3,706,961           16,754,634
                                                                        ----------------    -----------------
LIABILITIES:
Investment advisory fees payable.....................................              2,120                8,486
                                                                        ----------------    -----------------
   Total Liabilities.................................................              2,120                8,486
                                                                        ----------------    -----------------
NET ASSETS...........................................................   $      3,704,841    $      16,746,148
                                                                        ================    =================

NET ASSETS CONSIST OF:
Paid-in capital......................................................   $      4,069,379    $      17,732,401
Par value............................................................              2,000                8,500
Accumulated distributable earnings (loss)............................           (366,538)            (994,753)
                                                                        ----------------    -----------------
NET ASSETS...........................................................   $      3,704,841    $      16,746,148
                                                                        ================    =================
NET ASSET VALUE, per share...........................................   $          18.52    $           19.70
                                                                        ================    =================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)............................            200,002              850,002
                                                                        ================    =================
Investments, at cost.................................................   $      4,106,047    $      17,476,196
                                                                        ================    =================


                        See Notes to Financial Statements                Page 15


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)


                                                                          FIRST TRUST          FIRST TRUST
                                                                           INNOVATION           EXPANDED
                                                                          LEADERS ETF        TECHNOLOGY ETF
                                                                             (ILDR)              (XPND)
                                                                        ----------------    -----------------
INVESTMENT INCOME:
Dividends............................................................   $          4,514    $          65,166
Foreign withholding tax..............................................               (333)                  --
                                                                        ----------------    -----------------
   Total investment income...........................................              4,181               65,166
                                                                        ----------------    -----------------

EXPENSES:
Investment advisory fees.............................................             12,676               56,315
                                                                        ----------------    -----------------
   Total expenses....................................................             12,676               56,315
                                                                        ----------------    -----------------
NET INVESTMENT INCOME (LOSS).........................................             (8,495)               8,851
                                                                        ----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.......................................................           (167,521)            (273,676)
   In-kind redemptions...............................................            209,595                   --
   Foreign currency transactions.....................................                (82)                  --
                                                                        ----------------    -----------------
Net realized gain (loss).............................................             41,992            (273,676)
                                                                        ----------------    -----------------
Net change in unrealized appreciation (depreciation) on
   investments.......................................................           (721,266)          (1,546,809)
                                                                        ----------------    -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..............................           (679,274)          (1,820,485)
                                                                        ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...................................................   $       (687,769)   $      (1,811,634)
                                                                        ================    =================


Page 16                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                                    FIRST TRUST                         FIRST TRUST
                                                                     INNOVATION                           EXPANDED
                                                                    LEADERS ETF                        TECHNOLOGY ETF
                                                                       (ILDR)                              (XPND)
                                                          --------------------------------    --------------------------------
                                                            Six Months                          Six Months
                                                              Ended                               Ended
                                                            2/28/2022        Period Ended       2/28/2022        Period Ended
                                                           (Unaudited)      8/31/2021 (a)      (Unaudited)      8/31/2021 (b)
                                                          --------------    --------------    --------------    --------------
OPERATIONS:
Net investment income (loss)............................  $       (8,495)   $       (3,670)   $        8,851    $         (870)
Net realized gain (loss)................................          41,992             8,703         (273,676)                --
Net change in unrealized appreciation (depreciation)....        (721,266)          321,283        (1,546,809)          821,496
                                                          --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting from
   operations...........................................        (687,769)          326,316        (1,811,634)          820,626
                                                          --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................          (5,085)               --            (4,615)               --
                                                          --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................       2,079,627         3,116,857         2,163,211        15,578,560
Cost of shares redeemed.................................      (1,125,105)               --                --                --
                                                          --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions.............................         954,522         3,116,857         2,163,211        15,578,560
                                                          --------------    --------------    --------------    --------------
Total increase (decrease) in net assets.................         261,668         3,443,173           346,962        16,399,186

NET ASSETS:
Beginning of period.....................................       3,443,173                --        16,399,186                --
                                                          --------------    --------------    --------------    --------------
End of period...........................................  $    3,704,841    $    3,443,173    $   16,746,148    $   16,399,186
                                                          ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................         150,002                --           750,002                --
Shares sold.............................................         100,000           150,002           100,000           750,002
Shares redeemed.........................................         (50,000)               --                --                --
                                                          --------------    --------------    --------------    --------------
Shares outstanding, end of period.......................         200,002           150,002           850,002           750,002
                                                          ==============    ==============    ==============    ==============


(a)   Inception date is May 25, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Inception date is June 14, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 17


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INNOVATION LEADERS ETF (ILDR)


                                                                   SIX MONTHS
                                                                     ENDED            PERIOD
                                                                   2/28/2022          ENDED
                                                                  (UNAUDITED)     8/31/2021 (a)
                                                                 --------------   --------------
Net asset value, beginning of period...........................     $  22.95         $  20.07
                                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.04)           (0.02)
Net realized and unrealized gain (loss)........................        (4.36)            2.90
                                                                    --------         --------
Total from investment operations...............................        (4.40)            2.88
                                                                    --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................        (0.03)              --
                                                                    --------         --------
Net asset value, end of period.................................     $  18.52         $  22.95
                                                                    ========         ========
TOTAL RETURN (b)...............................................       (19.18)%          14.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $  3,705         $  3,443
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.75% (c)        0.75% (c)
Ratio of net investment income (loss) to average net assets ...        (0.50)% (c)      (0.49)% (c)
Portfolio turnover rate (d)....................................           33%               9%

FIRST TRUST EXPANDED TECHNOLOGY ETF (XPND)

                                                                   SIX MONTHS
                                                                     ENDED            PERIOD
                                                                   2/28/2022          ENDED
                                                                  (UNAUDITED)     8/31/2021 (a)
                                                                 --------------   --------------
Net asset value, beginning of period...........................     $  21.87         $  20.18
                                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         0.01            (0.00) (e)
Net realized and unrealized gain (loss)........................        (2.17)            1.69
                                                                    --------         --------
Total from investment operations...............................        (2.16)            1.69
                                                                    --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................        (0.01)              --
                                                                    --------         --------
Net asset value, end of period.................................     $  19.70         $  21.87
                                                                    ========         ========
TOTAL RETURN (b)...............................................        (9.90)%           8.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 16,746         $ 16,399
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.65% (c)        0.65% (c)
Ratio of net investment income (loss) to average net assets ...         0.10% (c)       (0.03)% (c)
Portfolio turnover rate (d)....................................           41%               0%


(a)   Inception dates for ILDR and XPND are May 25, 2021 and June 14, 2021, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Amount is less than $0.01.

Page 18                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-five funds that are offering shares. This report covers the two funds (each a "Fund" and collectively, the "Funds") listed below. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

        First Trust Innovation Leaders ETF - (ticker "ILDR")
        First Trust Expanded Technology ETF - (ticker "XPND")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund. ILDR's investment objective seeks to provide capital appreciation. XPND's investment objective seeks to provide long-term capital appreciation.

Under normal market conditions, ILDR will invest at least 80% of its net assets
(including investment borrowings) in common stock and depository receipts issued by U.S. and non-U.S. companies that may benefit from the development or application of scientific and technological innovation.

Under normal market conditions, XPND will invest at least 80% of its net assets
(including investment borrowings) in the common stocks of companies identified by the Fund's investment advisor as either information technology companies or consumer discretionary and communication services companies whose operations are principally derived from and/or dependent upon technology.

There can be no assurance that a Fund will achieve its investment objective. The
Funds may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of the Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

                                                                         Page 19

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2022, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

As of August 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                  Accumulated          Net
                                                                Undistributed     Capital and       Unrealized
                                                                  Ordinary           Other         Appreciation
                                                                   Income         Gain (Loss)     (Depreciation)
                                                                -------------    -------------    --------------
First Trust Innovation Leaders ETF                              $       5,081    $          --    $      321,235
First Trust Expanded Technology ETF                                        --               --           821,496


E. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

                                                                         Page 21

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2021 remains open to federal and state audit. As of February 28, 2022, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2021, the
Funds had no capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended August 31, 2021, the Funds had no net late year ordinary or capital losses.

As of February 28, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                   Gross             Gross       Net Unrealized
                                                                Unrealized        Unrealized      Appreciation
                                                 Tax Cost      Appreciation     (Depreciation)   (Depreciation)
                                              --------------   --------------   --------------   --------------
First Trust Innovation Leaders ETF            $    4,106,047  $       131,390   $     (531,373)  $     (399,983)
First Trust Expanded Technology ETF               17,476,196        1,146,483       (1,871,796)        (725,313)


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of each Fund's assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Each Fund has agreed to pay First
Trust an annual unitary management fee based on each Fund's average daily net assets at a rate set forth below:


                                                                    Rate
                                                               --------------
First Trust Innovation Leaders ETF                                 0.75%
First Trust Expanded Technology ETF                                0.65%


The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2022, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
First Trust Innovation Leaders ETF                                             $   1,121,731   $    1,125,777
First Trust Expanded Technology ETF                                                7,153,231        7,165,397


For the six months ended February 28, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
First Trust Innovation Leaders ETF                                            $    2,050,303   $    1,110,567
First Trust Expanded Technology ETF                                                2,161,420               --


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result

                                                                         Page 23

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before May 24, 2023 for ILDR and June 8, 2023 for XPND.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 25


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2022 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

              NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

                                                                         Page 27


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII

--------------------------------------------------------------------------------

        First Trust Multi-Manager Large Growth ETF (MMLG)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2022
----------------------------

                                               Wellington Management Company LLP
                                                   Sands Capital Management, LLC


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Wellington Management Company LLP ("Wellington")
and/or Sands Capital Management, LLC ("Sands Capital") (each, a "Sub-Advisor"
and together, "Sub-Advisors") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact.
For example, forward-looking statements include the use of words such as
"anticipate," "estimate," "intend," "expect," "believe," "plan," "may,"
"should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust Multi-Manager Large Growth ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisors are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Multi-Manager Large Growth ETF (the "Fund"), which contains detailed information about the Fund for the six-month period ended February 28, 2022.

Interest rates, bond yields and inflation are trending higher in the U.S., and perhaps what matters most is that all three are moving in tandem, which has not happened for quite some time. To start, let us focus on bond yields, which, like interest rates and inflation, have traded at or near their historic lows for many years. Over the past decade, we have seen the yield on the 10-Year Treasury
Note ("T-Note") climb from its artificial lows to the 3.00% level on two occasions only to have it reverse course soon thereafter. In 2013, the yield on the benchmark government bond rose from 1.75% at the start of the year to 3.03%
at the close of trading on December 31, 2013. One year later it stood at 2.17%.
In 2018, the yield rose from 2.41% at the start of the year to a 2018 high of
3.24% on November 8, 2018. At the end of 2019, it yielded 1.92%. In 2022, it has reached as high as 2.78% (on April 11), representing a significant move from
1.51% at the start of the year. The point is that we have endured substantial upward moves in the yield on the 10-Year T-Note, but they were not sustained.

Short-term interest rates, as controlled by the Federal Reserve (the "Fed") via its Federal Funds target rate, only accompanied bond yields higher in one of those two instances. In 2013, bond yields rose but the Fed did not raise short-term interest rates at all. In 2017 and 2018, the Fed executed multiple interest rate hikes, but reversed course in 2019, undoing the entirety of its
2017-2018 tightening phase. On March 16, 2022, the Fed initiated a 25-basis point ("bps") hike in the Federal Funds target rate. The median member of the
Federal Open Market Committee is signaling another six hikes, totaling 150 bps, through year-end, according to Brian Wesbury, Chief Economist at First Trust.
That would equate to 175 bps in aggregate in 2022. The Fed also signaled it could raise interest rates an additional 75-100 bps in 2023. So, for all intents and purposes, unless something dramatic happens, such as an escalation of the war between Russia and Ukraine, we believe interest rates are heading much higher. With respect to inflation, as measured by the Consumer Price Index
("CPI"), it was essentially a non-event when bond yields rose in 2013 and 2018.
The year-over-year changes in the CPI in 2013 and 2018 were 1.5% and 1.9%, respectively, according to data from the U.S. Bureau of Labor Statistics. The
CPI has averaged 3.0% per year since 1926. In February 2022, the CPI stood at
7.9%. The last time it was this high was 1982.

The current climate for interest rates, bond yields and inflation, indicates that this time around could be different than what we experienced in 2013 and
2018. By that I mean that higher levels of all three might be sustainable.
Having said that, I do not believe that investors need to shift into panic mode.
The Fed's guidance is reassuring to us in that, as of now, it intends to raise short-term interest rates slowly and methodically. While we believe the bond market may be in for a bumpy ride over the next year or so, higher rates and yields are not necessarily death knells for the stock market. In general, I believe that investors should be able to make better decisions about where to position their money moving forward thanks to the in-depth guidance from the
Fed. It could not be more transparent, in my opinion.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)

The First Trust Multi-Manager Large Growth ETF (the "Fund") seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities issued by large capitalization companies. The Fund considers large capitalization companies to be those companies with market capitalizations within the market capitalization range of the companies comprising the Russell
1000(R) Growth Index (as of the index's most recent reconstitution). The Fund's portfolio is principally composed of common stocks issued by companies domiciled in the United States, common stocks issued by non-U.S. companies that are principally traded in the United States and American Depositary Receipts. The
Fund utilizes a multi-manager approach to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple portfolio management teams. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol "MMLG."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL            CUMULATIVE
                                                                             TOTAL RETURNS           TOTAL RETURNS
                                       6 Months Ended    1 Year Ended     Inception (7/21/20)     Inception (7/21/20)
                                          2/28/22          2/28/22            to 2/28/22              to 2/28/22
FUND PERFORMANCE
NAV                                       -19.60%           -6.11%               8.99%                  14.86%
Market Price                              -19.64%           -6.20%               8.93%                  14.75%

INDEX PERFORMANCE
Russell 1000(R) Index                      -3.88%           13.72%              21.68%                  37.10%
Russell 1000(R) Growth Index               -7.75%           12.55%              19.27%                  32.76%
---------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            42.3%
Communication Services                            17.7
Consumer Discretionary                            15.4
Health Care                                       13.3
Industrials                                        7.1
Financials                                         1.5
Consumer Staples                                   1.2
Real Estate                                        1.0
Materials                                          0.5
                                                --------
     Total                                       100.0%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Amazon.com, Inc.                                   6.1%
Microsoft Corp.                                    4.8
ServiceNow, Inc.                                   4.2
Apple, Inc.                                        3.9
Visa, Inc., Class A                                3.7
Netflix, Inc.                                      3.5
Alphabet, Inc., Class A                            3.4
Sea Ltd., ADR                                      2.6
Meta Platforms, Inc., Class A                      2.6
Block, Inc.                                        2.3
                                                --------
     Total                                        37.1%
                                                ========


                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           JULY 21, 2020 - FEBRUARY 28, 2022

            First Trust Multi-Manager      Russell 1000(R)      Russell 1000(R)
                Large Growth ETF                Index            Growth Index
1/3/19               $10,000                   $10,000              $10,000
8/31/20               11,018                    10,785               11,198
2/28/21               12,233                    12,056               11,796
8/31/21               14,285                    14,264               14,392
2/28/22               11,485                    13,711               13,277


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Multi-Manager Large Growth ETF ("MMLG" or the
"Fund"). The following serve as investment sub-advisors (each, a "Sub-Advisor")
to the Fund: Wellington Management Company LLP ("Wellington") and Sands Capital
Management, LLC ("Sands Capital"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, selecting and overseeing the investment sub-advisors, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

THE ADVISOR'S INVESTMENT COMMITTEE, WHICH MANAGES THE FUND'S INVESTMENTS,
CONSISTS OF:
o     Daniel J. Lindquist, Managing Director of First Trust
o     Jon C. Erickson, Senior Vice President of First Trust
o     David G. McGarel, Chief Investment Officer, Chief Operating Officer and
      Managing Director of First Trust
o     Roger F. Testin, Senior Vice President of First Trust
o     Stan Ueland, Senior Vice President of First Trust
o     Chris A. Peterson, CFA, Senior Vice President of First Trust
o     Erik Russo, Vice President of First Trust

                         SUB-ADVISOR PORTFOLIO MANAGERS
WELLINGTON
o     Douglas W. McLane, CFA, Senior Managing Director, Partner and Equity
      Portfolio Manager

SANDS CAPITAL
o     Frank M. Sands, CFA, Chief Investment Officer and Chief Executive Officer
o     Michael A. Sramek, CFA, Senior Portfolio Manager, Research Analyst and
      Managing Director
o     Wesley A. Johnston, CFA, Portfolio Manager and Senior Research Analyst
o     Thomas H. Trentman, CFA, Portfolio Manager and Senior Research Analyst


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2022 (UNAUDITED)

As a shareholder of First Trust Multi-Manager Large Growth ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE     DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH       SIX-MONTH
                                                 SEPTEMBER 1, 2021   FEBRUARY 28, 2022      PERIOD        PERIOD (a)
----------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
Actual                                               $1,000.00           $  804.00           0.85%           $3.80
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%           $4.26


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2021 through February 28, 2022), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
             COMMON STOCKS -- 98.8%
             AEROSPACE & DEFENSE -- 0.7%
      6,230  Raytheon Technologies Corp.                $     639,821
                                                        -------------
             AIR FREIGHT & LOGISTICS -- 0.4%
      1,787  FedEx Corp.                                      397,196
                                                        -------------
             AUTOMOBILES -- 1.0%
      1,135  Tesla, Inc. (a)                                  987,938
                                                        -------------
             BEVERAGES -- 1.2%
      2,395  Constellation Brands, Inc., Class A              516,410
      6,993  Monster Beverage Corp. (a)                       590,209
                                                        -------------
                                                            1,106,619
                                                        -------------
             BIOTECHNOLOGY -- 1.3%
     12,390  Sarepta Therapeutics, Inc. (a)                   949,198
      2,479  Seagen, Inc. (a)                                 319,469
                                                        -------------
                                                            1,268,667
                                                        -------------
             BUILDING PRODUCTS -- 0.7%
      4,578  Fortune Brands Home & Security,
                Inc.                                          397,828
      4,110  Johnson Controls International
                PLC                                           266,986
                                                        -------------
                                                              664,814
                                                        -------------
             CHEMICALS -- 0.5%
      1,964  Sherwin-Williams (The) Co.                       516,787
                                                        -------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.4%
      3,317  Republic Services, Inc.                          398,969
                                                        -------------
             COMMUNICATIONS EQUIPMENT
                -- 0.7%
      2,838  Motorola Solutions, Inc.                         625,580
                                                        -------------
             CONSTRUCTION & ENGINEERING
                -- 0.4%
     11,183  WillScot Mobile Mini Holdings
                Corp. (a)                                     397,332
                                                        -------------
             CONSUMER FINANCE -- 0.9%
      4,433  American Express Co.                             862,396
                                                        -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.4%
      3,371  CDW Corp.                                        581,362
      5,062  Cognex Corp.                                     341,989
      9,678  Corning, Inc.                                    390,991
                                                        -------------
                                                            1,314,342
                                                        -------------
             ENTERTAINMENT -- 7.5%
      8,255  Netflix, Inc. (a)                              3,256,763
     16,941  Sea Ltd., ADR (a)                              2,466,610
      2,866  Walt Disney (The) Co. (a)                        425,486
     26,765  Warner Music Group Corp.,
                Class A                                       969,428
                                                        -------------
                                                            7,118,287
                                                        -------------

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 1.0%
      2,061  Alexandria Real Estate Equities,
                Inc.                                    $     390,353
      6,967  Equity LifeStyle Properties, Inc.                519,878
                                                        -------------
                                                              910,231
                                                        -------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 5.9%
      3,454  Align Technology, Inc. (a)                     1,766,583
      6,804  Baxter International, Inc.                       578,136
      3,052  Dexcom, Inc. (a)                               1,263,253
      9,750  Edwards Lifesciences Corp. (a)                 1,095,608
      6,389  Hologic, Inc. (a)                                454,705
      1,303  Teleflex, Inc.                                   438,212
                                                        -------------
                                                            5,596,497
                                                        -------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 2.0%
      1,310  Laboratory Corp. of America
                Holdings (a)                                  355,350
     26,699  R1 RCM, Inc. (a)                                 725,946
      1,832  UnitedHealth Group, Inc.                         871,794
                                                        -------------
                                                            1,953,090
                                                        -------------
             HOTELS, RESTAURANTS & LEISURE
                -- 3.2%
      9,600  Airbnb, Inc., Class A (a)                      1,454,304
        324  Booking Holdings, Inc. (a)                       703,809
        449  Chipotle Mexican Grill, Inc. (a)                 683,984
      4,707  Penn National Gaming, Inc. (a)                   241,705
                                                        -------------
                                                            3,083,802
                                                        -------------
             INSURANCE -- 0.6%
      2,963  Chubb Ltd.                                       603,385
                                                        -------------
             INTERACTIVE MEDIA & SERVICES
                -- 8.7%
      1,181  Alphabet, Inc., Class A (a)                    3,190,046
        324  Alphabet, Inc., Class C (a)                      874,094
     15,941  Match Group, Inc. (a)                          1,777,262
     11,538  Meta Platforms, Inc., Class A (a)              2,434,864
                                                        -------------
                                                            8,276,266
                                                        -------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 7.2%
      1,886  Amazon.com, Inc. (a)                           5,792,396
      7,586  DoorDash, Inc., Class A (a)                      796,151
      3,819  Fiverr International Ltd. (a)                    301,357
                                                        -------------
                                                            6,889,904
                                                        -------------
             IT SERVICES -- 14.7%
     17,010  Block, Inc. (a)                                2,168,775
     11,939  Cloudflare, Inc., Class A (a)                  1,389,938
      4,326  Concentrix Corp.                                 864,724
        898  EPAM Systems, Inc. (a)                           186,559
      3,248  Fidelity National Information
                Services, Inc.                                309,307
      1,918  FleetCor Technologies, Inc. (a)                  449,196

Page 6                  See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES (CONTINUED)
      3,183  Global Payments, Inc.                      $     424,549
      3,544  Mastercard, Inc., Class A                      1,278,746
      1,243  Shopify, Inc., Class A (a)                       862,965
      4,589  Snowflake, Inc., Class A (a)                   1,219,114
      8,035  Twilio, Inc., Class A (a)                      1,404,518
     16,071  Visa, Inc., Class A                            3,473,265
                                                        -------------
                                                           14,031,656
                                                        -------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.5%
      3,927  10X Genomics, Inc., Class A (a)                  319,933
      1,717  Danaher Corp.                                    471,162
      1,263  Thermo Fisher Scientific, Inc.                   687,072
                                                        -------------
                                                            1,478,167
                                                        -------------
             MACHINERY -- 0.8%
      2,037  Deere & Co.                                      733,361
                                                        -------------
             MEDIA -- 1.3%
      2,111  Charter Communications, Inc.,
                Class A (a)                                 1,270,358
                                                        -------------
             PHARMACEUTICALS -- 2.3%
      3,992  Eli Lilly & Co.                                  997,800
      6,367  Zoetis, Inc.                                   1,232,970
                                                        -------------
                                                            2,230,770
                                                        -------------
             PROFESSIONAL SERVICES -- 1.7%
     19,391  CoStar Group, Inc. (a)                         1,183,045
      2,109  Equifax, Inc.                                    460,479
                                                        -------------
                                                            1,643,524
                                                        -------------
             ROAD & RAIL -- 1.9%
     50,071  Uber Technologies, Inc. (a)                    1,804,058
                                                        -------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 4.0%
      6,777  Advanced Micro Devices, Inc. (a)                 835,875
      4,555  Entegris, Inc.                                   594,337
      9,534  Marvell Technology, Inc.                         651,458
      3,739  NVIDIA Corp.                                     911,755
      4,964  Texas Instruments, Inc.                          843,830
                                                        -------------
                                                            3,837,255
                                                        -------------
             SOFTWARE -- 16.7%
      2,607  Adobe, Inc. (a)                                1,219,242
      4,985  Atlassian Corp. PLC, Class A (a)               1,524,014
      3,168  Avalara, Inc. (a)                                329,187
      3,812  Intuit, Inc.                                   1,808,298
     15,265  Microsoft Corp.                                4,561,029
      1,061  Palo Alto Networks, Inc. (a)                     630,499
        980  Paycom Software, Inc. (a)                        332,426
      4,185  salesforce.com, Inc. (a)                         881,068
      6,752  ServiceNow, Inc. (a)                           3,915,620
      3,090  Workday, Inc., Class A (a)                       707,765
                                                        -------------
                                                           15,909,148
                                                        -------------

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             SPECIALTY RETAIL -- 2.4%
      2,780  Carvana Co. (a)                            $     418,307
      9,559  Floor & Decor Holdings, Inc.,
                Class A (a)                                   914,031
     14,333  TJX (The) Cos., Inc.                             947,411
                                                        -------------
                                                            2,279,749
                                                        -------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 4.4%
     22,318  Apple, Inc.                                    3,685,148
      6,215  NetApp, Inc.                                     487,132
                                                        -------------
                                                            4,172,280
                                                        -------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 1.4%
      1,716  Lululemon Athletica, Inc. (a)                    549,017
      5,628  NIKE, Inc., Class B                              768,503
                                                        -------------
                                                            1,317,520
                                                        -------------
             TOTAL COMMON STOCKS -- 98.8%                  94,319,769
             (Cost $108,868,188)                        -------------

             MONEY MARKET FUNDS -- 1.2%
  1,147,250  Morgan Stanley Institutional Liquidity
                Funds - Treasury Portfolio -
                Institutional Class -
                0.01% (b)                                   1,147,250
             (Cost $1,147,250)                          -------------

             TOTAL INVESTMENTS -- 100.0%                   95,467,019
             (Cost $110,015,438)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                         (21,676)
                                                        -------------
             NET ASSETS -- 100.0%                       $  95,445,343
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2022.

ADR   - American Depositary Receipt

                        See Notes to Financial Statements                 Page 7


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Common Stocks*.........................................  $   94,319,769    $   94,319,769    $           --    $           --
Money Market Funds.....................................       1,147,250         1,147,250                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments......................................  $   95,467,019    $   95,467,019    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

Page 8                  See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2022 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $    95,467,019
Dividends receivable...................................................               43,397
                                                                             ---------------
   Total Assets........................................................           95,510,416
                                                                             ---------------
LIABILITIES:
Investment advisory fees payable.......................................               65,073
                                                                             ---------------
   Total Liabilities...................................................               65,073
                                                                             ---------------
NET ASSETS.............................................................      $    95,445,343
                                                                             ===============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   111,568,200
Par value..............................................................               42,000
Accumulated distributable earnings (loss)..............................          (16,164,857)
                                                                             ---------------
NET ASSETS.............................................................      $    95,445,343
                                                                             ===============
NET ASSET VALUE, per share.............................................      $         22.73
                                                                             ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            4,200,002
                                                                             ===============
Investments, at cost...................................................      $   110,015,438
                                                                             ===============


                        See Notes to Financial Statements                 Page 9


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)


INVESTMENT INCOME:
Dividends..............................................................      $       245,252
                                                                             ---------------
   Total investment income.............................................              245,252
                                                                             ---------------
EXPENSES:
Investment advisory fees...............................................              624,342
                                                                             ---------------
   Total expenses......................................................              624,342
                                                                             ---------------
NET INVESTMENT INCOME (LOSS)...........................................             (379,090)
                                                                             ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................           (2,004,849)
   In-kind redemptions.................................................            1,393,102
                                                                             ---------------
Net realized gain (loss) on investments................................             (611,747)
                                                                             ---------------
Net change in unrealized appreciation (depreciation) on investments....          (29,939,816)
                                                                             ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................          (30,551,563)
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $   (30,930,653)
                                                                             ===============


Page 10                 See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                             SIX MONTHS
                                                                                                ENDED             YEAR
                                                                                              2/28/2022           ENDED
                                                                                             (UNAUDITED)        8/31/2021
                                                                                           ---------------   ---------------
OPERATIONS:
Net investment income (loss).........................................................      $      (379,090)  $      (192,447)
Net realized gain (loss).............................................................             (611,747)         1,419,102
Net change in unrealized appreciation (depreciation).................................          (29,939,816)       15,190,009
                                                                                           ---------------   ---------------
Net increase (decrease) in net assets resulting from operations......................          (30,930,653)       16,416,664
                                                                                           ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations................................................................                   --            (6,060)
                                                                                           ---------------   ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................            5,701,583       164,222,162
Cost of shares redeemed..............................................................          (50,330,424)      (11,813,486)
                                                                                           ---------------   ---------------
Net increase (decrease) in net assets resulting from shareholder transactions........          (44,628,841)      152,408,676
                                                                                           ---------------   ---------------
Total increase (decrease) in net assets..............................................          (75,559,494)      168,819,280

NET ASSETS:
Beginning of period..................................................................          171,004,837         2,185,557
                                                                                           ---------------   ---------------
End of period........................................................................      $    95,445,343   $   171,004,837
                                                                                           ===============   ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................            6,050,002           100,002
Shares sold..........................................................................              200,000         6,400,000
Shares redeemed......................................................................           (2,050,000)         (450,000)
                                                                                           ---------------   ---------------
Shares outstanding, end of period....................................................            4,200,002         6,050,002
                                                                                           ===============   ===============


                        See Notes to Financial Statements                Page 11


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2022         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2021     8/31/2020 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  28.27        $  21.86        $  19.84
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.10)           0.01           (0.00) (b)
Net realized and unrealized gain (loss)........................        (5.44)           6.46            2.02
                                                                    --------        --------        --------
Total from investment operations...............................        (5.54)           6.47            2.02
                                                                    --------        --------        --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................           --           (0.04)             --
Net realized gain..............................................           --           (0.02)             --
                                                                    --------        --------        --------
Total distributions............................................           --           (0.06)             --
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  22.73        $  28.27        $  21.86
                                                                    ========        ========        ========
TOTAL RETURN (c)...............................................       (19.60)%        29.65%          10.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 95,445        $171,005        $  2,186
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85%           0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.52)% (d)     (0.49)%         (0.21)% (d)
Portfolio turnover rate (e)....................................           12%             21%              2%


(a)   Inception date is July 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 12                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-five funds that are offering shares. This report covers the First Trust Multi-Manager Large Growth ETF (the "Fund"), which trades under the ticker "MMLG" on the NYSE Arca, Inc. ("NYSE Arca"). The Fund represents a separate series of shares of beneficial interest in the Trust.
Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities issued by large capitalization companies. The Fund considers large capitalization companies to be those companies with market capitalizations within the market capitalization range of the companies comprising the Russell
1000(R) Growth Index (as of the index's most recent reconstitution). The Fund's portfolio is principally composed of common stocks issued by companies domiciled in the United States, common stocks issued by non-U.S. companies that are principally traded in the United States and American Depositary Receipts. The
Fund utilizes a multi-manager approach to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple portfolio management teams. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to

                                                                         Page 13


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2022 (UNAUDITED)

materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2022, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended August 31,
2021 was as follows:

Distributions paid from:
Ordinary income...............................  $      6,060
Capital gains.................................            --
Return of capital.............................            --


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2022 (UNAUDITED)

As of August 31, 2021, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income.................  $   (189,729)
Accumulated capital and other gain (loss).....      (131,563)
Net unrealized appreciation (depreciation)....    15,087,088

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020 and
2021 remain open to federal and state audit. As of February 28, 2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2021, the
Fund had no capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2021, the Fund incurred and elected to defer net late year ordinary or capital losses as follows:

                      Qualified Late Year Losses
               -----------------------------------------
               Ordinary Losses            Capital Losses
               ----------------           --------------
               $        189,729           $      131,563

As of February 28, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

                             Gross           Gross       Net Unrealized
                           Unrealized      Unrealized     Appreciation
            Tax Cost      Appreciation   (Depreciation)  (Depreciation)
         --------------  --------------  --------------  --------------
         $  110,015,438  $    3,453,353  $  (18,001,772) $   (14,548,419)

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the Fund's portfolio based on recommendations provided by the Sub-Advisors (defined below) and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The Fund has agreed to pay
First Trust an annual management fee equal to 0.85% of its average daily net assets.

                                                                         Page 15

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2022 (UNAUDITED)

The Fund utilizes a multi-manager structure. The Trust, on behalf of the Fund, and First Trust have retained Wellington Management Company LLP ("Wellington")
and Sands Capital Management, LLC ("Sands Capital") (each, a "Sub-Advisor" and together, "Sub-Advisors"), to serve as non-discretionary investment sub-advisors to the Fund pursuant to sub-advisory agreements (the "Sub-Advisory Agreements").
In this capacity, Wellington and Sands Capital are each responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the portion of the Fund's portfolio they have been allocated by First Trust. Pursuant to the Sub-Advisory Agreements, First Trust
has agreed to pay for the services and facilities provided by the Sub-Advisors through sub-advisory fees equal in the aggregate to an annual rate of 0.30% of the average daily net assets of the Fund (i.e., for each sub-advisor, 0.30% of the average daily net assets of the portion of the Fund's assets allocated to that sub-advisor). Each Sub-Advisor's fees are paid by First Trust out of First
Trust's management fee.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2022, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $18,749,642 and $17,610,569, respectively.

For the six months ended February 28, 2022, the cost of in-kind purchases and proceeds from in-kind sales were $5,585,783 and $49,527,910, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2022 (UNAUDITED)

in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2022.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 17

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2022 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of

                                                                         Page 19

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2022 (UNAUDITED)

loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISORS
Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

Sands Capital Management, LLC
1000 Wilson Boulevard, Suite 3000
Arlington, Virginia 22209

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII

--------------------------------------------------------------------------------

        First Trust TCW ESG Premier Equity ETF (EPRE)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2022
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or TCW Investment Management Company LLC ("TCW" or
the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust TCW ESG Premier Equity ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust TCW ESG Premier Equity ETF (the "Fund"), which contains detailed information about the Fund for the six-month period ended February 28, 2022.

Interest rates, bond yields and inflation are trending higher in the U.S., and perhaps what matters most is that all three are moving in tandem, which has not happened for quite some time. To start, let us focus on bond yields, which, like interest rates and inflation, have traded at or near their historic lows for many years. Over the past decade, we have seen the yield on the 10-Year Treasury
Note ("T-Note") climb from its artificial lows to the 3.00% level on two occasions only to have it reverse course soon thereafter. In 2013, the yield on the benchmark government bond rose from 1.75% at the start of the year to 3.03%
at the close of trading on December 31, 2013. One year later it stood at 2.17%.
In 2018, the yield rose from 2.41% at the start of the year to a 2018 high of
3.24% on November 8, 2018. At the end of 2019, it yielded 1.92%. In 2022, it has reached as high as 2.78% (on April 11), representing a significant move from
1.51% at the start of the year. The point is that we have endured substantial upward moves in the yield on the 10-Year T-Note, but they were not sustained.

Short-term interest rates, as controlled by the Federal Reserve (the "Fed") via its Federal Funds target rate, only accompanied bond yields higher in one of those two instances. In 2013, bond yields rose but the Fed did not raise short-term interest rates at all. In 2017 and 2018, the Fed executed multiple interest rate hikes, but reversed course in 2019, undoing the entirety of its
2017-2018 tightening phase. On March 16, 2022, the Fed initiated a 25-basis point ("bps") hike in the Federal Funds target rate. The median member of the
Federal Open Market Committee is signaling another six hikes, totaling 150 bps, through year-end, according to Brian Wesbury, Chief Economist at First Trust.
That would equate to 175 bps in aggregate in 2022. The Fed also signaled it could raise interest rates an additional 75-100 bps in 2023. So, for all intents and purposes, unless something dramatic happens, such as an escalation of the war between Russia and Ukraine, we believe interest rates are heading much higher. With respect to inflation, as measured by the Consumer Price Index
("CPI"), it was essentially a non-event when bond yields rose in 2013 and 2018.
The year-over-year changes in the CPI in 2013 and 2018 were 1.5% and 1.9%, respectively, according to data from the U.S. Bureau of Labor Statistics. The
CPI has averaged 3.0% per year since 1926. In February 2022, the CPI stood at
7.9%. The last time it was this high was 1982.

The current climate for interest rates, bond yields and inflation, indicates that this time around could be different than what we experienced in 2013 and
2018. By that I mean that higher levels of all three might be sustainable.
Having said that, I do not believe that investors need to shift into panic mode.
The Fed's guidance is reassuring to us in that, as of now, it intends to raise short-term interest rates slowly and methodically. While we believe the bond market may be in for a bumpy ride over the next year or so, higher rates and yields are not necessarily death knells for the stock market. In general, I believe that investors should be able to make better decisions about where to position their money moving forward thanks to the in-depth guidance from the
Fed. It could not be more transparent, in my opinion.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)

The First Trust TCW ESG Premier Equity ETF's (the "Fund") investment objective is to seek to provide investors with long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies that meet TCW Investment
Management Company LLC's environmental, social and governance (ESG) criteria.
Although the Fund emphasizes investments in equity securities of large capitalization companies, it may invest in the equity securities of companies of any size. Shares of the Fund are listed on The NYSE Arca, Inc. under the ticker
"EPRE."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                      CUMULATIVE
                                                                                                     TOTAL RETURNS
                                                                               6 Months Ended     Inception (5/25/21)
                                                                                  2/28/22             to 2/28/22
FUND PERFORMANCE
NAV                                                                               -13.61%               -7.08%
Market Price                                                                      -13.59%               -6.98%

INDEX PERFORMANCE
Russell 1000(R) Index                                                              -3.88%                4.03%
---------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Industrials                                       40.0%
Information Technology                            29.8
Financials                                        15.5
Consumer Staples                                   9.2
Health Care                                        5.5
                                                --------
     Total                                       100.0%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
HEICO Corp.                                        8.6%
TransDigm Group, Inc.                              7.3
Microsoft Corp.                                    7.3
Keurig Dr Pepper, Inc.                             6.4
Mettler-Toledo International, Inc.                 5.6
S&P Global, Inc.                                   5.5
Copart, Inc.                                       5.3
Morningstar, Inc.                                  5.3
Fiserv, Inc.                                       4.9
Vertiv Holdings Co.                                4.9
                                                --------
     Total                                        61.1%
                                                ========


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  MAY 25, 2021 - FEBRUARY 28, 2022

            First Trust TCW ESG Premier      Russell 1000(R)
                 Equity ETF (EPRE)                Index
5/25/21               $10,000                    $10,000
8/31/21                10,756                     10,823
2/28/22                 9,292                     10,403


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                 FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust TCW ESG Premier Equity ETF ("EPRE" or the "Fund").
First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                                  SUB-ADVISOR

TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") serves as investment sub-advisor. In this capacity, TCW is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio.
TCW, with principal offices at 865 South Figueroa Street, Los Angeles,
California 90017, was founded in 1987, and is a wholly-owned subsidiary of The
TCW Group, Inc. ("TCW Group"). TCW, together with TCW Group and its other subsidiaries, which provide investment management and investment advisory services, had approximately $250.8 billion under management or committed to management, including $217.6 billion of U.S. fixed income investments, as of
February 28, 2022.

                           PORTFOLIO MANAGEMENT TEAM

Joseph R. Shaposhnik, Managing Director of TCW


FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2022 (UNAUDITED)

As a shareholder of TCW ESG Premier Equity ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses.
This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE     DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH       SIX-MONTH
                                                 SEPTEMBER 1, 2021   FEBRUARY 28, 2022      PERIOD        PERIOD (a)
----------------------------------------------------------------------------------------------------------------------
FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
Actual                                               $1,000.00           $  863.90           0.85%           $3.93
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%           $4.26


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2021 through February 28, 2022), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             COMMON STOCKS -- 88.1%
             AEROSPACE & DEFENSE -- 14.1%
        475  HEICO Corp.                                $      70,067
         89  TransDigm Group, Inc. (a)                         59,327
                                                        -------------
                                                              129,394
                                                        -------------
             BEVERAGES -- 5.6%
      1,333  Keurig Dr Pepper, Inc.                            51,547
                                                        -------------
             CAPITAL MARKETS -- 13.6%
        152  Morningstar, Inc.                                 42,659
         76  MSCI, Inc.                                        38,128
        119  S&P Global, Inc.                                  44,782
                                                        -------------
                                                              125,569
                                                        -------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 4.6%
        348  Copart, Inc. (a)                                  42,762
                                                        -------------
             ELECTRICAL EQUIPMENT -- 8.5%
        297  AMETEK, Inc.                                      38,547
      3,034  Vertiv Holdings Co.                               39,503
                                                        -------------
                                                               78,050
                                                        -------------
             HOUSEHOLD PRODUCTS -- 2.5%
        234  Church & Dwight Co., Inc.                         22,897
                                                        -------------
             INDUSTRIAL CONGLOMERATES -- 2.0%
         42  Roper Technologies, Inc.                          18,825
                                                        -------------
             IT SERVICES -- 4.3%
        407  Fiserv, Inc. (a)                                  39,752
                                                        -------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 4.9%
         32  Mettler-Toledo International,
                Inc. (a)                                       45,080
                                                        -------------
             PROFESSIONAL SERVICES -- 6.1%
        512  CoStar Group, Inc. (a)                            31,237
        112  Equifax, Inc.                                     24,454
                                                        -------------
                                                               55,691
                                                        -------------

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.8%
        377  Marvell Technology, Inc.                   $      25,760
                                                        -------------
             SOFTWARE -- 19.1%
      1,568  Dye & Durham Ltd. (CAD)                           36,209
        188  Manhattan Associates, Inc. (a)                    25,132
        197  Microsoft Corp.                                   58,862
        254  Trade Desk (The), Inc., Class A (a)               21,671
         80  Tyler Technologies, Inc. (a)                      34,261
                                                        -------------
                                                              176,135
                                                        -------------
             TOTAL COMMON STOCKS
                -- 88.1%                                      811,462
             (Cost $831,734)                            -------------

             MONEY MARKET FUNDS -- 11.9%
    109,758  Morgan Stanley Institutional Liquidity
                Funds - Treasury Portfolio -
                Institutional Class -
                0.01% (b)                                     109,758
             (Cost $109,758)                            -------------

             TOTAL INVESTMENTS -- 100.0%                      921,220
             (Cost $941,492)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                            (370)
                                                        -------------
             NET ASSETS -- 100.0%                       $     920,850
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2022.

Currency Abbreviation:
CAD - Canadian Dollar

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Common Stocks*.........................................  $      811,462    $      811,462    $           --    $           --
Money Market Funds.....................................         109,758           109,758                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments......................................  $      921,220    $      921,220    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

Page 6                  See Notes to Financial Statements


FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2022 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $       921,220
Dividends receivable...................................................                  248
                                                                             ---------------
   Total Assets........................................................              921,468
                                                                             ---------------
LIABILITIES:
Investment advisory fees payable.......................................                  618
                                                                             ---------------
   Total Liabilities...................................................                  618
                                                                             ---------------
NET ASSETS.............................................................      $       920,850
                                                                             ===============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $       924,170
Par value..............................................................                  500
Accumulated distributable earnings (loss)..............................               (3,820)
                                                                             ---------------
NET ASSETS.............................................................      $       920,850
                                                                             ===============
NET ASSET VALUE, per share.............................................      $         18.42
                                                                             ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................               50,002
                                                                             ===============
Investments, at cost...................................................      $       941,492
                                                                             ===============


                        See Notes to Financial Statements                 Page 7


FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)


INVESTMENT INCOME:
Interest...............................................................      $         2,614
Foreign tax withholding................................................                  (19)
                                                                             ---------------
   Total investment income.............................................                2,595
                                                                             ---------------
EXPENSES:
Investment advisory fees payable.......................................                6,993
                                                                             ---------------
   Total expenses......................................................                6,993
                                                                             ---------------
NET INVESTMENT INCOME (LOSS)...........................................               (4,398)
                                                                             ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................              (53,592)
   In-kind redemptions.................................................               75,037
   Foreign currency transactions.......................................                  (68)
                                                                             ---------------
Net realized gain (loss)...............................................               21,377
                                                                             ---------------
Net change in unrealized appreciation (depreciation)...................             (162,918)
                                                                             ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             (141,541)
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $      (145,939)
                                                                             ===============


Page 8                  See Notes to Financial Statements


FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                             SIX MONTHS
                                                                                                ENDED            PERIOD
                                                                                              2/28/2022           ENDED
                                                                                             (UNAUDITED)      8/31/2021 (a)
                                                                                           ---------------   ---------------
OPERATIONS:
Net investment income (loss).........................................................      $        (4,398)  $        (3,260)
Net realized gain (loss).............................................................               21,377            11,418
Net change in unrealized appreciation (depreciation).................................             (162,918)          142,646
                                                                                           ---------------   ---------------
Net increase (decrease) in net assets resulting from operations......................             (145,939)          150,804
                                                                                           ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations................................................................               (8,685)               --
                                                                                           ---------------   ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................                   --         1,998,385
Cost of shares redeemed..............................................................           (1,073,715)               --
                                                                                           ---------------   ---------------
Net increase (decrease) in net assets resulting from shareholder transactions........           (1,073,715)        1,998,385
                                                                                           ---------------   ---------------
Total increase (decrease) in net assets..............................................           (1,228,339)        2,149,189

NET ASSETS:
Beginning of period..................................................................            2,149,189                --
                                                                                           ---------------   ---------------
End of period........................................................................      $       920,850   $     2,149,189
                                                                                           ===============   ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................              100,002                --
Shares sold..........................................................................                   --           100,002
Shares redeemed......................................................................              (50,000)               --
                                                                                           ---------------   ---------------
Shares outstanding, end of period....................................................               50,002           100,002
                                                                                           ===============   ===============


(a)   Inception date is May 25, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 9


FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2022         ENDED
                                                                  (UNAUDITED)    8/31/2021 (a)
                                                                 --------------  --------------
Net asset value, beginning of period...........................     $  21.49        $  19.98
                                                                    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.09)          (0.03)
Net realized and unrealized gain (loss)........................        (2.81)           1.54
                                                                    --------        --------
Total from investment operations...............................        (2.90)           1.51
                                                                    --------        --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................        (0.17)             --
                                                                    --------        --------
Net asset value, end of period.................................     $  18.42        $  21.49
                                                                    ========        ========
TOTAL RETURN (b)...............................................       (13.61)%          7.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $    921        $  2,149
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%(c)
Ratio of net investment income (loss) to average net assets ...        (0.53)% (c)     (0.58)% (c)
Portfolio turnover rate (d)....................................            9%             17%


(a)   Inception dates is May 25, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 10                 See Notes to Financial Statements

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
                         FEBRUARY 28, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-five funds that are offering shares. This report covers the First Trust TCW ESG Premier Equity ETF (the "Fund"), which trades under the ticker "EPRE" on the NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as
"Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities of U.S. companies that meet the sub-advisor's environmental, social and governance (ESG) criteria. Although the Fund emphasizes investments in equity securities of large capitalization companies, it may invest in the equity securities of companies of any size.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
The Fund's NAV is calculated by dividing the value of all assets of the Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor")
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the

                                                                         Page 11

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
                         FEBRUARY 28, 2022 (UNAUDITED)

amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors related to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the events are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2022, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
                         FEBRUARY 28, 2022 (UNAUDITED)

losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and would be shown in "Net change in unrealized appreciation
(depreciation)" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statement of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The Fund did not pay a distribution during its fiscal period ended August 31,
2021.

As of August 31, 2021, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income.................  $      8,685
Accumulated capital and other gain (loss).....            --
Net unrealized appreciation (depreciation)....       142,119

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2021 remains open to federal and state audit. As of February 28, 2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2021, the
Fund had no capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended August 31, 2021, the Fund had no net late year ordinary or capital losses.

As of February 28, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

                             Gross           Gross       Net Unrealized
                           Unrealized      Unrealized     Appreciation
            Tax Cost      Appreciation   (Depreciation)  (Depreciation)
         --------------  --------------  --------------  --------------
         $      941,492  $       53,677  $      (73,949) $      (20,272)

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

                                                                         Page 13


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
                         FEBRUARY 28, 2022 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") serves as the
Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory
Agreement among the Trust, on behalf of the Fund, the Advisor and TCW, First
Trust will supervise TCW and its management of the investment of the Fund's assets and will pay TCW for its services as the Fund's sub-advisor. TCW receives a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund's expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment
Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule
12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First
Trust an annual unitary management fee equal to 0.85% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2022, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $137,949 and $293,920, respectively.

For the six months ended February 28, 2022, the cost of in-kind purchases and proceeds from in-kind sales were $0 and $975,010, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the
"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
                         FEBRUARY 28, 2022 (UNAUDITED)

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2023.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 15


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                 FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
                         FEBRUARY 28, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
                         FEBRUARY 28, 2022 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of

                                                                         Page 17


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST TCW ESG PREMIER EQUITY ETF (EPRE)
                         FEBRUARY 28, 2022 (UNAUDITED)

loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


                      This page intentionally left blank.


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
TCW Investment Management Company LLC
865 South Figueroa Street
Los Angeles, CA 90017

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII

--------------------------------------------------------------------------------

        First Trust SkyBridge Crypto Industry and Digital
           Economy ETF (CRPT)

----------------------------
     Semi-Annual Report
       For the Period
     September 20, 2021
(Commencement of Operations)
 through February 28, 2022
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or SkyBridge Capital II, LLC ("SkyBridge" or the
"Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust SkyBridge Crypto Industry and Digital Economy ETF;
hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust SkyBridge Crypto Industry and Digital Economy ETF (the "Fund"), which contains detailed information about the Fund for the period from the Fund's inception on September 20, 2021 through February 28, 2022. Please note that information in this letter and the report prior to the Fund's inception date will not apply to the Fund.

Interest rates, bond yields and inflation are trending higher in the U.S., and perhaps what matters most is that all three are moving in tandem, which has not happened for quite some time. To start, let us focus on bond yields, which, like interest rates and inflation, have traded at or near their historic lows for many years. Over the past decade, we have seen the yield on the 10-Year Treasury
Note ("T-Note") climb from its artificial lows to the 3.00% level on two occasions only to have it reverse course soon thereafter. In 2013, the yield on the benchmark government bond rose from 1.75% at the start of the year to 3.03%
at the close of trading on December 31, 2013. One year later it stood at 2.17%.
In 2018, the yield rose from 2.41% at the start of the year to a 2018 high of
3.24% on November 8, 2018. At the end of 2019, it yielded 1.92%. In 2022, it has reached as high as 2.78% (on April 11), representing a significant move from
1.51% at the start of the year. The point is that we have endured substantial upward moves in the yield on the 10-Year T-Note, but they were not sustained.

Short-term interest rates, as controlled by the Federal Reserve (the "Fed") via its Federal Funds target rate, only accompanied bond yields higher in one of those two instances. In 2013, bond yields rose but the Fed did not raise short-term interest rates at all. In 2017 and 2018, the Fed executed multiple interest rate hikes, but reversed course in 2019, undoing the entirety of its
2017-2018 tightening phase. On March 16, 2022, the Fed initiated a 25-basis point ("bps") hike in the Federal Funds target rate. The median member of the
Federal Open Market Committee is signaling another six hikes, totaling 150 bps, through year-end, according to Brian Wesbury, Chief Economist at First Trust.
That would equate to 175 bps in aggregate in 2022. The Fed also signaled it could raise interest rates an additional 75-100 bps in 2023. So, for all intents and purposes, unless something dramatic happens, such as an escalation of the war between Russia and Ukraine, we believe interest rates are heading much higher. With respect to inflation, as measured by the Consumer Price Index
("CPI"), it was essentially a non-event when bond yields rose in 2013 and 2018.
The year-over-year changes in the CPI in 2013 and 2018 were 1.5% and 1.9%, respectively, according to data from the U.S. Bureau of Labor Statistics. The
CPI has averaged 3.0% per year since 1926. In February 2022, the CPI stood at
7.9%. The last time it was this high was 1982.

The current climate for interest rates, bond yields and inflation, indicates that this time around could be different than what we experienced in 2013 and
2018. By that I mean that higher levels of all three might be sustainable.
Having said that, I do not believe that investors need to shift into panic mode.
The Fed's guidance is reassuring to us in that, as of now, it intends to raise short-term interest rates slowly and methodically. While we believe the bond market may be in for a bumpy ride over the next year or so, higher rates and yields are not necessarily death knells for the stock market. In general, I believe that investors should be able to make better decisions about where to position their money moving forward thanks to the in-depth guidance from the
Fed. It could not be more transparent, in my opinion.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)

The First Trust SkyBridge Crypto Industry and Digital Economy ETF's (the "Fund")
investment objective is to seek capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the common stocks and American Depositary Receipts
("ADRs") of Crypto Industry Companies and Digital Economy Companies. Under
normal market conditions, the Fund will invest at least 50% of its net assets
(plus any investment borrowings) in Crypto Industry Companies. The remainder of the Fund's net assets used to satisfy the 80% test set forth above will be invested in Digital Economy Companies. The Fund's selection universe includes common stocks and ADRs listed on global securities exchanges, including U.S.
dollar denominated and non-U.S. dollar denominated securities issued by U.S. and
non-U.S. companies, including companies operating in emerging market countries.

"Crypto Industry Companies" are those companies that (i) derive at least 50% of their revenue or profits directly from goods produced or sold, investments made, or services performed in the crypto industry and/or (ii) have at least 50% of their net assets accounted for by direct holdings of bitcoin, ether or another cryptocurrency. "Digital Economy Companies" are those companies that derive at least 50% of their revenue or profits directly from goods produced or sold, investments made, or services performed in the digital economy. The Fund will not directly invest in digital assets (including bitcoin, other cryptocurrencies or initial coin offerings), or indirectly through the use of derivatives or through investments in funds or trusts that hold digital assets. As the Fund does not directly or indirectly invest in cryptocurrencies or other digital assets, the Fund does not expect to track the price movement of any cryptocurrencies or other digital assets.

The Fund is classified as "non-diversified" under the Investment Company Act of
1940, as amended (the "1940 Act").


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                      CUMULATIVE
                                                                                                     TOTAL RETURNS
                                                                                                  Inception (9/20/21)
                                                                                                      to 2/28/22
FUND PERFORMANCE
NAV                                                                                                     -25.69%
Market Price                                                                                            -25.58%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                          0.99%
---------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            62.7%
Financials                                        34.9
Consumer Discretionary                             2.4
                                                --------
     Total                                       100.0%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
COUNTRY ALLOCATION(1)                          INVESTMENTS
----------------------------------------------------------
United States                                     73.5%
Canada                                            10.8
Cayman Islands                                    10.4
Australia                                          4.3
Great Britain                                      1.0
                                                --------
     Total                                       100.0%
                                                ========

(1) Portfolio securities are categorized based on their country of incorporation.

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Coinbase Global, Inc., Class A                    12.1%
MicroStrategy, Inc., Class A                      10.1
Galaxy Digital Holdings Ltd.                       9.0
Core Scientific, Inc.                              8.0
Silvergate Capital Corp., Class A                  6.4
Block, Inc.                                        4.6
Bitfarms Ltd.                                      4.6
Stronghold Digital Mining, Inc., Class A           4.4
Iris Energy Ltd.                                   4.3
Riot Blockchain, Inc.                              4.3
                                                --------
     Total                                        67.8%
                                                ========


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
           SEPTEMBER 20, 2021 - FEBRUARY 28, 2022

           First Trust SkyBridge
            Crypto Industry and       S&P 500(R)
            Digital Economy ETF         Index
9/20/21           $10,000              $10,000
2/28/22             7,431               10,099


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors, L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust SkyBridge Crypto Industry and Digital Economy ETF
("CRPT" or the "Fund"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund

                                  SUB-ADVISOR

SKYBRIDGE CAPITAL II, LLC

SkyBridge Capital II, LLC ("SkyBridge" or the "Sub-Advisor") is the sub-advisor to the Fund and is a registered investment advisor based in New York, New York.

              SKYBRIDGE CAPITAL II, LLC PORTFOLIO MANAGEMENT TEAM

ANTHONY SCARAMUCCI - FOUNDER AND MANAGING PARTNER

BRETT MESSING - PRESIDENT AND CO-CHIEF INVESTMENT OFFICER


FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2022 (UNAUDITED)

As a shareholder of First Trust SkyBridge Crypto Industry and Digital Economy
ETF (CRPT) (the "Fund"), you incur two types of costs: (1) transaction costs;
and (2) ongoing costs, including management fees, distribution and/or service
(12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended February 28, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED         EXPENSES PAID
                                                                                           EXPENSE RATIO      DURING THE PERIOD
                                                    BEGINNING               ENDING          BASED ON THE    SEPTEMBER 20, 2021 (a)
                                                  ACCOUNT VALUE          ACCOUNT VALUE     NUMBER OF DAYS             TO
                                              SEPTEMBER 20, 2021 (a)   FEBRUARY 28, 2022   IN THE PERIOD    FEBRUARY 28, 2022 (b)
----------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL
   ECONOMY ETF (CRPT)
Actual                                              $1,000.00              $  743.10           0.85%                $3.29
Hypothetical (5% return before expenses)            $1,000.00              $1,020.58           0.85%                $4.26


(a)   Inception date.

(b)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
      (September 20, 2021 through February 28, 2022), multiplied by 162/365.
      Hypothetical expenses are assumed for the most recent six-month period.

                                                                          Page 5


FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             BANKS -- 10.5%
      5,917  Signature Bank                             $   2,040,714
     25,150  Silvergate Capital Corp., Class A (a)          3,221,212
                                                        -------------
                                                            5,261,926
                                                        -------------
             CAPITAL MARKETS -- 23.3%
     31,721  Coinbase Global, Inc., Class A (a)             6,051,415
    343,732  Galaxy Digital Holdings Ltd.
                (CAD) (a)                                   4,482,754
      8,913  Interactive Brokers Group, Inc.,
                Class A                                       589,862
     42,916  Robinhood Markets, Inc.,
                Class A (a)                                   515,421
                                                        -------------
                                                           11,639,452
                                                        -------------
             CONSUMER FINANCE -- 1.1%
    244,863  Mogo, Inc. (a)                                   560,736
                                                        -------------
             INTERNET & DIRECT MARKETING RETAIL
                -- 2.4%
        490  MercadoLibre, Inc. (a)                           552,058
     11,532  Overstock.com, Inc. (a)                          656,171
                                                        -------------
                                                            1,208,229
                                                        -------------
             IT SERVICES -- 17.7%
     18,115  Block, Inc. (a)                                2,309,662
    435,445  Core Scientific, Inc. (a)                      4,006,094
      1,627  Mastercard, Inc., Class A                        587,054
      7,899  PayPal Holdings, Inc. (a)                        884,135
        641  Shopify, Inc., Class A (a)                       445,021
      2,929  Visa, Inc., Class A                              633,015
                                                        -------------
                                                            8,864,981
                                                        -------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.6%
      4,637  Advanced Micro Devices, Inc. (a)                 571,928
      3,000  NVIDIA Corp.                                     731,550
                                                        -------------
                                                            1,303,478
                                                        -------------
             SOFTWARE -- 40.8%
     52,362  Argo Blockchain PLC, ADR (a)                     478,589
    608,601  Bitfarms Ltd. (a)                              2,294,426

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             SOFTWARE (CONTINUED)
    244,494  Cipher Mining, Inc. (a)                    $     745,707
     42,759  Greenidge Generation Holdings,
                Inc. (a)                                      409,631
    268,541  Hut 8 Mining Corp. (a)                         1,640,785
    143,573  Iris Energy Ltd. (a)                           2,149,288
     84,359  Marathon Digital Holdings, Inc. (a)            2,138,501
     11,379  MicroStrategy, Inc., Class A (a)               5,040,897
    124,733  Riot Blockchain, Inc. (a)                      2,149,150
    174,497  Stronghold Digital Mining, Inc.,
                Class A (a)                                 2,200,407
      6,391  Unity Software, Inc. (a)                         680,322
     60,315  Voyager Digital Ltd. (a)                         475,885
                                                        -------------
                                                           20,403,588
                                                        -------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 1.5%
    139,188  Canaan, Inc., ADR (a)                            733,521
                                                        -------------
             TOTAL COMMON STOCKS -- 99.9%                  49,975,911
             (Cost $63,459,383)                         -------------

             MONEY MARKET FUNDS -- 0.1%
     32,123  Morgan Stanley Institutional Liquidity
                Funds - Treasury Portfolio -
                Institutional Class - 0.01% (b)                32,123
             (Cost $32,123)                             -------------

             TOTAL INVESTMENTS -- 100.0%                   50,008,034
             (Cost $63,491,506)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                         (10,491)
                                                        -------------
             NET ASSETS -- 100.0%                       $  49,997,543
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2022.

ADR   - American Depositary Receipt

Currency Abbreviation:
CAD - Canadian Dollar

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                        LEVEL 2         LEVEL 3
                                                       TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                     2/28/2022          PRICES          INPUTS          INPUTS
                                                   ---------------------------------------------------------------
Common Stocks*..................................   $   49,975,911   $   49,975,911   $          --   $          --
Money Market Funds..............................           32,123           32,123              --              --
                                                   ---------------------------------------------------------------
Total Investments...............................   $   50,008,034   $   50,008,034   $          --   $          --
                                                   ===============================================================


* See Portfolio of Investments for industry breakout.

Page 6                  See Notes to Financial Statements


FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2022 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $     50,008,034
Receivables:
   Investment securities sold..........................................               983,465
   Dividends...........................................................                 1,944
                                                                             ----------------
   Total Assets........................................................            50,993,443
                                                                             ----------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................               965,272
   Investment advisory fees............................................                30,628
                                                                             ----------------
   Total Liabilities...................................................               995,900
                                                                             ----------------
NET ASSETS.............................................................      $     49,997,543
                                                                             ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $     71,159,630
Par value..............................................................                36,000
Accumulated distributable earnings (loss)..............................           (21,198,087)
                                                                             ----------------
NET ASSETS.............................................................      $     49,997,543
                                                                             ================
NET ASSET VALUE, per share.............................................      $          13.89
                                                                             ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................             3,600,002
                                                                             ================
Investments, at cost...................................................      $     63,491,506
                                                                             ================


                        See Notes to Financial Statements                 Page 7


FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 28, 2022 (a) (UNAUDITED)


INVESTMENT INCOME:
Dividends..............................................................      $         18,122
                                                                             ----------------
   Total investment income.............................................                18,122
                                                                             ----------------
EXPENSES:
Investment advisory fees...............................................               132,224
                                                                             ----------------
   Total expenses......................................................               132,224
                                                                             ----------------
NET INVESTMENT INCOME (LOSS)...........................................              (114,102)
                                                                             ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................            (7,483,223)
   In-kind redemptions.................................................               383,939
   Foreign currency transactions.......................................                (1,229)
                                                                             ----------------
Net realized gain (loss)...............................................            (7,100,513)
                                                                             ----------------
Net change in unrealized appreciation (depreciation) on investments....           (13,483,472)
                                                                             ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (20,583,985)
                                                                             ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $    (20,698,087)
                                                                             ================


(a)   Inception date is September 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 8                  See Notes to Financial Statements


FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
STATEMENT OF CHANGES IN NET ASSETS


                                                                                  PERIOD
                                                                                  ENDED
                                                                              2/28/2022 (a)
                                                                               (UNAUDITED)
                                                                             ----------------
OPERATIONS:
Net investment income (loss)...........................................      $       (114,102)
Net realized gain (loss)...............................................            (7,100,513)
Net change in unrealized appreciation (depreciation)...................           (13,483,472)
                                                                             ----------------
Net increase (decrease) in net assets resulting from
   operations..........................................................           (20,698,087)
                                                                             ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................              (500,000)
                                                                             ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................            73,150,415
Cost of shares redeemed................................................            (1,954,785)
                                                                             ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................................            71,195,630
                                                                             ----------------
Total increase (decrease) in net assets................................            49,997,543

NET ASSETS:
Beginning of period....................................................                    --
                                                                             ----------------
End of period..........................................................      $     49,997,543
                                                                             ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................                    --
Shares sold............................................................             3,700,002
Shares redeemed........................................................              (100,000)
                                                                             ----------------
Shares outstanding, end of period......................................             3,600,002
                                                                             ================


(a)   Inception date is September 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                 Page 9


FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                     PERIOD
                                                                      ENDED
                                                                  2/28/2022 (a)
                                                                   (UNAUDITED)
                                                                 --------------
Net asset value, beginning of period...........................     $  18.91
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.05) (b)
Net realized and unrealized gain (loss)........................        (4.77)
                                                                    --------
Total from investment operations...............................        (4.82)
                                                                    --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................        (0.20)
                                                                    --------
Net asset value, end of period.................................     $  13.89
                                                                    ========
TOTAL RETURN (c)...............................................       (25.69)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 49,998
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.73)% (d)
Portfolio turnover rate (e)....................................           54%


(a)   Inception date is September 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 10                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-five funds that are offering shares. This report covers the First Trust SkyBridge Crypto Industry and Digital Economy ETF
(the "Fund"), which trades under the ticker "CRPT" on the NYSE Arca, Inc. ("NYSE
Arca"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund seeks to provide investors with capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any investment borrowings) in the common stocks and American Depositary Receipts ("ADRs") of Crypto Industry
Companies and Digital Economy Companies. Under normal market conditions, the
Fund will invest at least 50% of its net assets (plus any investment borrowings)
in Crypto Industry Companies. The remainder of the Fund's net assets used to satisfy the 80% test set forth above will be invested in Digital Economy
Companies.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor")
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security

                                                                         Page 11


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2022 (UNAUDITED)

whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2022, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2022 (UNAUDITED)

C. FOREIGN CURRENCY

The books and records of the Fund is maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates would be included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and would be shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statement of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

E. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of February 28, 2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes.

As of February 28, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                   Gross                  Gross             Net Unrealized
                                Unrealized             Unrealized            Appreciation
          Tax Cost             Appreciation          (Depreciation)         (Depreciation)
    ---------------------  ---------------------  ---------------------  ---------------------
        $  63,491,506          $     845,114          $ (14,328,586)         $ (13,483,472)


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

                                                                         Page 13


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2022 (UNAUDITED)

SkyBridge Capital II, LLC ("SkyBridge" or the "Sub-Advisor") serves as the
Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory
Agreement among the Trust, on behalf of the Fund, the Advisor and SkyBridge,
First Trust will supervise SkyBridge and its management of the investment of the
Fund's assets and will pay SkyBridge for its services as the Fund's sub-advisor.
SkyBridge receives a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund's expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. First Trust will also be responsible for the
Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2022, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $17,413,500 and $17,225,106, respectively.

For the period ended February 28, 2022, the cost of in-kind purchases and proceeds from in-kind sales were $72,230,931 and $1,860,658, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the
"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

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      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2022 (UNAUDITED)

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before September 16, 2023.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

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ADDITIONAL INFORMATION (CONTINUED)
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      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2022 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in

                                                                         Page 17

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      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2022 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND
SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of First Trust SkyBridge Crypto Industry and Digital Economy ETF
(formerly First Trust SkyBridge Crypto Leaders ETF) (the "Fund"), and the
Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the
Fund, the Advisor and SkyBridge Capital II, LLC (the "Sub-Advisor"), for an
initial two-year term at a meeting held on August 23, 2021. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

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      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2022 (UNAUDITED)

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the
Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor;
the proposed sub-advisory fee rate; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense
Universe; the nature of expenses to be incurred in providing services to the
Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor;
financial data for the Sub-Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"), and the Sub-Advisor; and
information on the Advisor's and the Sub-Advisor's compliance programs. The
Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory
Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the
Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the
Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the August 23, 2021 meeting, the Board also received a presentation from representatives of the
Sub-Advisor discussing the services that the Sub-Advisor will provide to the
Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the
Sub-Advisor's portfolio management team and the Sub-Advisor's investment style.
Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the
Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.85% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee less one-half of the
Fund's expenses. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory
Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the
Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the
Advisor's statement that the Fund will be unique to the ETF lineup in the First
Trust Fund Complex as an actively-managed, sub-advised product targeting exposure to leading global companies in the digital asset or cryptocurrency

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      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2022 (UNAUDITED)

space, but that the Fund will be most comparable to a non-sub-advised, actively-managed ETF in the First Trust Fund Complex managed by the Advisor that pays a unitary fee equal to an annual rate of 0.75% of its average daily net assets, due to their shared focus on leading companies within a thematic area of the market. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the
Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the
Advisory Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Advisory Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The
Board considered that the Sub-Advisor would be paid by the Advisor from the
Fund's unitary fee and its understanding that the sub-advisory fee rate was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered fall-out benefits to the
Sub-Advisor that may be realized from its relationship with the Fund. The Board noted the Sub-Advisor's statement that it does not use soft dollars. The Board concluded that the character and amount of potential fall-out benefits to the
Advisor and the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
SkyBridge Capital II, LLC
527 Madison Avenue, 4th Floor
New York, NY 10022

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII

--------------------------------------------------------------------------------

        First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

----------------------------
     Semi-Annual Report
       For the Period
      October 13, 2021
(Commencement of Operations)
 through February 28, 2022
----------------------------

                                                 Driehaus Capital Management LLC
                                       Stephens Investment Management Group, LLC


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Driehaus Capital Management LLC and/or Stephens
Investment Management Group, LLC (each, a "Sub-Advisor" and together,
"Sub-Advisors") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust Multi-Manager Small Cap Opportunities ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisors are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Multi-Manager Small Cap Opportunities ETF (the "Fund"), which contains detailed information about the Fund for the period from the Fund's inception on
October 13, 2021 through February 28, 2022. Please note that information in this letter and the report prior to the Fund's inception date will not apply to the
Fund.

Interest rates, bond yields and inflation are trending higher in the U.S., and perhaps what matters most is that all three are moving in tandem, which has not happened for quite some time. To start, let us focus on bond yields, which, like interest rates and inflation, have traded at or near their historic lows for many years. Over the past decade, we have seen the yield on the 10-Year Treasury
Note ("T-Note") climb from its artificial lows to the 3.00% level on two occasions only to have it reverse course soon thereafter. In 2013, the yield on the benchmark government bond rose from 1.75% at the start of the year to 3.03%
at the close of trading on December 31, 2013. One year later it stood at 2.17%.
In 2018, the yield rose from 2.41% at the start of the year to a 2018 high of
3.24% on November 8, 2018. At the end of 2019, it yielded 1.92%. In 2022, it has reached as high as 2.78% (on April 11), representing a significant move from
1.51% at the start of the year. The point is that we have endured substantial upward moves in the yield on the 10-Year T-Note, but they were not sustained.

Short-term interest rates, as controlled by the Federal Reserve (the "Fed") via its Federal Funds target rate, only accompanied bond yields higher in one of those two instances. In 2013, bond yields rose but the Fed did not raise short-term interest rates at all. In 2017 and 2018, the Fed executed multiple interest rate hikes, but reversed course in 2019, undoing the entirety of its
2017-2018 tightening phase. On March 16, 2022, the Fed initiated a 25-basis point ("bps") hike in the Federal Funds target rate. The median member of the
Federal Open Market Committee is signaling another six hikes, totaling 150 bps, through year-end, according to Brian Wesbury, Chief Economist at First Trust.
That would equate to 175 bps in aggregate in 2022. The Fed also signaled it could raise interest rates an additional 75-100 bps in 2023. So, for all intents and purposes, unless something dramatic happens, such as an escalation of the war between Russia and Ukraine, we believe interest rates are heading much higher. With respect to inflation, as measured by the Consumer Price Index
("CPI"), it was essentially a non-event when bond yields rose in 2013 and 2018.
The year-over-year changes in the CPI in 2013 and 2018 were 1.5% and 1.9%, respectively, according to data from the U.S. Bureau of Labor Statistics. The
CPI has averaged 3.0% per year since 1926. In February 2022, the CPI stood at
7.9%. The last time it was this high was 1982.

The current climate for interest rates, bond yields and inflation, indicates that this time around could be different than what we experienced in 2013 and
2018. By that I mean that higher levels of all three might be sustainable.
Having said that, I do not believe that investors need to shift into panic mode.
The Fed's guidance is reassuring to us in that, as of now, it intends to raise short-term interest rates slowly and methodically. While we believe the bond market may be in for a bumpy ride over the next year or so, higher rates and yields are not necessarily death knells for the stock market. In general, I believe that investors should be able to make better decisions about where to position their money moving forward thanks to the in-depth guidance from the
Fed. It could not be more transparent, in my opinion.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)

The First Trust Multi-Manager Small Cap Opportunities ETF (the "Fund") seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes)
in equity securities issued by small capitalization companies. The Fund considers small capitalization companies to be those companies with market capitalizations, at the time of investment, within the market capitalization range of the companies comprising the Russell 2000(R) Growth Index (as of the index's most recent reconstitution). The Fund's portfolio is principally composed of common stocks issued by companies domiciled in the United States and common stocks issued by non-U.S. companies that are principally traded in the
United States. The Fund utilizes a multi-manager approach to provide exposure to the small capitalization growth segment of the equity market through the blending of multiple portfolio management teams. The Fund lists and principally trades its shares on the NYSE Arca, Inc. under the ticker symbol "MMSC."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                      CUMULATIVE
                                                                                                    TOTAL RETURNS
                                                                                                 Inception (10/13/21)
                                                                                                      to 2/28/22
FUND PERFORMANCE
NAV                                                                                                    -13.47%
Market Price                                                                                           -13.47%

INDEX PERFORMANCE
Russell 2000(R) Growth Index                                                                           -13.96%
---------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            25.7%
Health Care                                       21.6
Industrials                                       17.9
Consumer Discretionary                            12.4
Financials                                         8.3
Energy                                             4.6
Consumer Staples                                   4.5
Materials                                          3.5
Communication Services                             1.2
Real Estate                                        0.3
                                                --------
     Total                                       100.0%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
CyberArk Software Ltd.                             1.3%
Magnolia Oil & Gas Corp., Class A                  1.3
Ambarella, Inc.                                    1.2
Globant S.A.                                       1.1
Repligen Corp.                                     1.1
Manhattan Associates, Inc.                         1.0
Axcelis Technologies, Inc.                         1.0
MGP Ingredients, Inc.                              1.0
Skyline Champion Corp.                             1.0
Pacira BioSciences, Inc.                           1.0
                                                --------
     Total                                        11.0%
                                                ========


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                OCTOBER 13, 2021 - FEBRUARY 28, 2022

             First Trust Multi-Manager       Russell 2000(R)
            Small Cap Opportunities ETF       Growth Index
10/13/21              $10,000                    $10,000
2/28/22                 8,653                      8,604


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2022 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Multi-Manager Small Cap Opportunities ETF ("MMSC" or
the "Fund"). The following serve as investment sub-advisors (each, a
"Sub-Advisor") to the Fund: Driehaus Capital Management LLC ("DCM") and Stephens
Investment Management Group, LLC ("SIMG"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, selecting and overseeing the investment sub-advisors, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

THE ADVISOR'S INVESTMENT COMMITTEE, WHICH MANAGES THE FUND'S INVESTMENTS,
CONSISTS OF:
o     Daniel J. Lindquist, Managing Director of First Trust
o     Jon C. Erickson, Senior Vice President of First Trust
o     David G. McGarel, Chief Investment Officer, Chief Operating Officer and
      Managing Director of First Trust
o     Roger F. Testin, Senior Vice President of First Trust o Stan Ueland,
      Senior Vice President of First Trust
o     Chris A. Peterson, CFA, Senior Vice President of First Trust
o     Erik Russo, Vice President of First Trust

                         SUB-ADVISOR PORTFOLIO MANAGERS

DRIEHAUS CAPITAL MANAGEMENT LLC
o     Jeffrey James, Lead Portfolio Manager
o     Michael Buck, Portfolio Manager
o     Prakash Vijayan, CFA, Assistant Portfolio Manager

STEPHENS INVESTMENT MANAGEMENT GROUP, LLC
o     Ryan E. Crane, Chief Investment Officer
o     Kelly Ranucci, Senior Portfolio Manager
o     John Keller, Portfolio Manager
o     John M. Thornton, Senior Portfolio Manager
o     Samuel M. Chase III, Senior Portfolio Manager


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2022 (UNAUDITED)

As a shareholder of First Trust Multi-Manager Small Cap Opportunities ETF (the
"Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inceptions) and held through the six-month (or shorter) period ended February 28, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this six-month (or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO      DURING THE PERIOD
                                                    BEGINNING              ENDING          BASED ON THE    OCTOBER 13, 2021 (a)
                                                  ACCOUNT VALUE         ACCOUNT VALUE     NUMBER OF DAYS            TO
                                               OCTOBER 13, 2021 (a)   FEBRUARY 28, 2022   IN THE PERIOD    FEBRUARY 28, 2022 (b)
--------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
Actual                                              $1,000.00             $  865.30           0.95%                $3.37
Hypothetical (5% return before expenses)            $1,000.00             $1,020.08           0.95%                $4.76


(a)   Inception date.

(b)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (October
      13, 2021 through February 28, 2022), multiplied by 139/365. Hypothetical expenses are assumed for the most recent six-month period.

                                                                          Page 5


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             COMMON STOCKS -- 96.6%
             AEROSPACE & DEFENSE -- 2.9%
        112  AeroVironment, Inc. (a)                    $       7,958
        115  Axon Enterprise, Inc. (a)                         16,129
         71  HEICO Corp., Class A                               8,727
        338  Kratos Defense & Security
                Solutions, Inc. (a)                             7,071
        220  Spirit AeroSystems Holdings,
                Inc., Class A                                  11,000
                                                        -------------
                                                               50,885
                                                        -------------
             AIR FREIGHT & LOGISTICS -- 0.9%
         45  Forward Air Corp.                                  4,643
        137  Hub Group, Inc., Class A (a)                      11,563
                                                        -------------
                                                               16,206
                                                        -------------
             AIRLINES -- 0.6%
         82  Copa Holdings S.A., Class A (a)                    6,957
        276  JetBlue Airways Corp. (a)                          4,214
                                                        -------------
                                                               11,171
                                                        -------------
             AUTO COMPONENTS -- 1.6%
         87  Fox Factory Holding Corp. (a)                     10,268
        120  Gentherm, Inc. (a)                                10,181
        126  Goodyear Tire & Rubber (The)
                Co. (a)                                         1,952
         45  Visteon Corp. (a)                                  5,407
                                                        -------------
                                                               27,808
                                                        -------------
             BANKS -- 2.9%
        252  Bancorp (The), Inc. (a)                            7,384
        135  Customers Bancorp, Inc. (a)                        8,309
        112  Live Oak Bancshares, Inc.                          7,162
         98  Silvergate Capital Corp.,
                Class A (a)                                    12,552
        148  Triumph Bancorp, Inc. (a)                         14,847
                                                        -------------
                                                               50,254
                                                        -------------
             BEVERAGES -- 2.2%
        182  Celsius Holdings, Inc. (a)                        11,628
        465  Duckhorn Portfolio (The), Inc. (a)                 9,123
        214  MGP Ingredients, Inc.                             17,037
                                                        -------------
                                                               37,788
                                                        -------------
             BIOTECHNOLOGY -- 7.2%
         47  Beam Therapeutics, Inc. (a)                        3,682
         41  Biohaven Pharmaceutical
                Holding Co., Ltd. (a)                           4,867
         30  Blueprint Medicines Corp. (a)                      1,816
        208  Centessa Pharmaceuticals PLC,
                ADR (a)                                         1,855
        340  Crinetics Pharmaceuticals, Inc. (a)                6,807
        396  Cytokinetics, Inc. (a)                            13,987
        528  Exelixis, Inc. (a)                                10,840
        110  Galapagos N.V., ADR (a)                            7,285
        365  Halozyme Therapeutics, Inc. (a)                   12,947
         42  Intellia Therapeutics, Inc. (a)                    4,152
         74  Kymera Therapeutics, Inc. (a)                      2,942
         76  Ligand Pharmaceuticals, Inc. (a)                   7,693

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             BIOTECHNOLOGY (CONTINUED)
        134  Merus N.V. (a)                             $       3,764
         96  Morphic Holding, Inc. (a)                          3,827
         30  Natera, Inc. (a)                                   1,972
        207  Nuvalent, Inc., Class A (a)                        3,095
        499  Relay Therapeutics, Inc. (a)                      12,031
        233  SpringWorks Therapeutics,
                Inc. (a)                                       13,185
        301  Xenon Pharmaceuticals, Inc. (a)                    9,542
                                                        -------------
                                                              126,289
                                                        -------------
             BUILDING PRODUCTS -- 1.0%
        188  AZEK (The) Co., Inc. (a)                           5,544
        135  Trex Co., Inc. (a)                                12,398
                                                        -------------
                                                               17,942
                                                        -------------
             CAPITAL MARKETS -- 1.5%
        318  CI Financial Corp.                                 5,225
         16  MarketAxess Holdings, Inc.                         6,103
        124  Open Lending Corp., Class A (a)                    2,583
         52  Piper Sandler Cos.                                 7,696
        124  StepStone Group, Inc., Class A                     4,282
                                                        -------------
                                                               25,889
                                                        -------------
             CHEMICALS -- 1.8%
        174  Aspen Aerogels, Inc. (a)                           5,150
         63  Balchem Corp.                                      8,716
        138  Cabot Corp.                                       10,096
        351  Livent Corp. (a)                                   8,266
                                                        -------------
                                                               32,228
                                                        -------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.1%
        298  Montrose Environmental Group,
                Inc. (a)                                       13,145
         35  Tetra Tech, Inc.                                   5,557
                                                        -------------
                                                               18,702
                                                        -------------
             COMMUNICATIONS EQUIPMENT
                -- 0.9%
        292  Calix, Inc. (a)                                   15,867
                                                        -------------
             CONSTRUCTION & ENGINEERING
                -- 1.1%
        130  Ameresco, Inc., Class A (a)                        8,352
        317  WillScot Mobile Mini Holdings
                Corp. (a)                                      11,263
                                                        -------------
                                                               19,615
                                                        -------------
             CONSTRUCTION MATERIALS -- 0.5%
        251  Summit Materials, Inc.,
                Class A (a)                                     7,836
                                                        -------------
             CONSUMER FINANCE -- 1.7%
         70  Encore Capital Group, Inc. (a)                     4,619
         63  FirstCash Holdings, Inc.                           4,539
        267  PRA Group, Inc. (a)                               11,916
        306  PROG Holdings, Inc. (a)                            9,376
                                                        -------------
                                                               30,450
                                                        -------------

Page 6                  See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             DIVERSIFIED CONSUMER SERVICES
                -- 0.6%
         75  Bright Horizons Family
                Solutions, Inc. (a)                     $       9,798
                                                        -------------
             ELECTRICAL EQUIPMENT -- 0.9%
        103  Atkore, Inc. (a)                                  10,476
         67  Vicor Corp. (a)                                    5,010
                                                        -------------
                                                               15,486
                                                        -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.1%
         95  Cognex Corp.                                       6,418
        176  National Instruments Corp.                         7,066
        392  nLight, Inc. (a)                                   6,390
                                                        -------------
                                                               19,874
                                                        -------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.3%
        130  Helmerich & Payne, Inc.                            4,710
                                                        -------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 0.3%
         57  Ryman Hospitality Properties,
                Inc. (a)                                        5,022
                                                        -------------
             FOOD & STAPLES RETAILING -- 0.7%
        381  Chefs' Warehouse (The), Inc. (a)                  12,516
                                                        -------------
             FOOD PRODUCTS -- 0.8%
        320  Limoneira Co.                                      4,672
        692  Mission Produce, Inc. (a)                          8,982
                                                        -------------
                                                               13,654
                                                        -------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 3.4%
         77  AtriCure, Inc. (a)                                 5,348
        113  BioLife Solutions, Inc. (a)                        2,656
         72  Inmode Ltd. (a)                                    3,074
         22  Insulet Corp. (a)                                  5,823
         60  iRhythm Technologies, Inc. (a)                     7,756
        196  Neogen Corp. (a)                                   6,997
        119  NuVasive, Inc. (a)                                 6,440
         29  Shockwave Medical, Inc. (a)                        5,140
        137  Tandem Diabetes Care, Inc. (a)                    15,430
                                                        -------------
                                                               58,664
                                                        -------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 2.2%
        229  Acadia Healthcare Co., Inc. (a)                   12,986
        127  AMN Healthcare Services,
                Inc. (a)                                       13,480
        193  HealthEquity, Inc. (a)                            10,366
        191  Invitae Corp. (a)                                  2,061
                                                        -------------
                                                               38,893
                                                        -------------
             HEALTH CARE TECHNOLOGY -- 2.3%
        222  HealthStream, Inc. (a)                             4,549
         50  Inspire Medical Systems, Inc. (a)                 12,203
        116  Omnicell, Inc. (a)                                14,996
         68  OptimizeRx Corp. (a)                               3,080

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             HEALTH CARE TECHNOLOGY
                (CONTINUED)
        159  Schrodinger, Inc. (a)                      $       5,527
                                                        -------------
                                                               40,355
                                                        -------------
             HOTELS, RESTAURANTS & LEISURE
                -- 4.0%
         65  Dutch Bros, Inc., Class A (a)                      3,134
        385  Everi Holdings, Inc. (a)                           9,009
        320  Krispy Kreme, Inc.                                 4,771
        206  NEOGAMES S.A. (a)                                  4,656
        133  Papa John's International, Inc.                   14,207
        104  Red Rock Resorts, Inc., Class A                    5,229
        198  SeaWorld Entertainment, Inc. (a)                  13,739
        102  Wingstop, Inc.                                    14,826
                                                        -------------
                                                               69,571
                                                        -------------
             HOUSEHOLD DURABLES -- 1.8%
         70  Century Communities, Inc.                          4,460
         61  Installed Building Products, Inc.                  5,899
        253  Skyline Champion Corp. (a)                        17,012
        326  Traeger, Inc. (a)                                  3,217
                                                        -------------
                                                               30,588
                                                        -------------
             INSURANCE -- 1.9%
        168  BRP Group, Inc., Class A (a)                       4,665
         51  Kinsale Capital Group, Inc.                       10,698
        160  Palomar Holdings, Inc. (a)                        10,309
        195  Ryan Specialty Group Holdings,
                Inc., Class A (a)                               7,812
                                                        -------------
                                                               33,484
                                                        -------------
             INTERACTIVE MEDIA & SERVICES
                -- 0.8%
        428  Angi, Inc. (a)                                     2,949
        209  Cargurus, Inc. (a)                                10,126
                                                        -------------
                                                               13,075
                                                        -------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 1.2%
        835  aka Brands Holding Corp. (a)                       6,287
        230  Revolve Group, Inc. (a)                           10,909
         88  Xometry, Inc., Class A (a)                         4,304
                                                        -------------
                                                               21,500
                                                        -------------
             IT SERVICES -- 3.3%
         79  DigitalOcean Holdings, Inc. (a)                    4,686
         94  Endava PLC, ADR (a)                               12,519
         67  Globant S.A. (a)                                  18,358
        389  Grid Dynamics Holdings, Inc. (a)                   4,726
        115  Maximus, Inc.                                      9,069
         50  WEX, Inc. (a)                                      8,426
                                                        -------------
                                                               57,784
                                                        -------------
             LEISURE PRODUCTS -- 0.7%
        149  Callaway Golf Co. (a)                              3,686
        232  Hayward Holdings, Inc. (a)                         4,151
        288  Latham Group, Inc. (a)                             5,037
                                                        -------------
                                                               12,874
                                                        -------------

                        See Notes to Financial Statements                Page 7


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             LIFE SCIENCES TOOLS & SERVICES
                -- 3.7%
        164  Alpha Teknova, Inc. (a)                    $       2,788
         26  Bio-Techne Corp.                                  10,905
        133  Codexis, Inc. (a)                                  2,651
         51  ICON PLC (a)                                      12,138
         86  Medpace Holdings, Inc. (a)                        13,155
         91  Repligen Corp. (a)                                17,900
         59  Syneos Health, Inc. (a)                            4,673
                                                        -------------
                                                               64,210
                                                        -------------
             MACHINERY -- 3.1%
        204  Evoqua Water Technologies
                Corp. (a)                                       8,703
        169  Hydrofarm Holdings Group,
                Inc. (a)                                        3,422
        169  Kornit Digital Ltd. (a)                           16,026
         48  Lindsay Corp.                                      6,298
         56  RBC Bearings, Inc. (a)                            10,856
        218  Shyft Group (The), Inc.                            8,809
                                                        -------------
                                                               54,114
                                                        -------------
             MARINE -- 0.7%
         78  Kirby Corp. (a)                                    5,082
        208  Star Bulk Carriers Corp.                           6,256
                                                        -------------
                                                               11,338
                                                        -------------
             MEDIA -- 0.4%
         40  Nexstar Media Group, Inc.,
                Class A                                         7,402
                                                        -------------
             METALS & MINING -- 1.1%
        338  MP Materials Corp. (a)                            15,420
        748  Yamana Gold, Inc.                                  3,665
                                                        -------------
                                                               19,085
                                                        -------------
             MULTILINE RETAIL -- 0.4%
        171  Ollie's Bargain Outlet Holdings,
                Inc. (a)                                        7,384
                                                        -------------
             OIL, GAS & CONSUMABLE FUELS
                -- 4.1%
         96  California Resources Corp.                         3,958
         91  Callon Petroleum Co. (a)                           5,129
        353  Cameco Corp.                                       8,677
        182  HollyFrontier Corp.                                5,542
        974  Magnolia Oil & Gas Corp.,
                Class A                                        21,769
        249  Matador Resources Co.                             12,350
        497  Viper Energy Partners, L.P.                       14,617
                                                        -------------
                                                               72,042
                                                        -------------
             PERSONAL PRODUCTS -- 0.7%
        293  Beauty Health (The) Co. (a)                        5,679
        262  BellRing Brands, Inc., Class A (a)                 6,699
                                                        -------------
                                                               12,378
                                                        -------------
             PHARMACEUTICALS -- 2.1%
        229  DICE Therapeutics, Inc. (a)                        4,234
        120  Intra-Cellular Therapies, Inc. (a)                 6,658

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             PHARMACEUTICALS (CONTINUED)
        248  Pacira BioSciences, Inc. (a)               $      16,539
        278  Supernus Pharmaceuticals,
                Inc. (a)                                        8,882
                                                        -------------
                                                               36,313
                                                        -------------
             PROFESSIONAL SERVICES -- 1.3%
         51  Exponent, Inc.                                     4,833
         66  ICF International, Inc.                            5,849
        233  KBR, Inc.                                         11,566
                                                        -------------
                                                               22,248
                                                        -------------
             ROAD & RAIL -- 0.7%
         45  Saia, Inc. (a)                                    12,925
                                                        -------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 8.8%
        146  Ambarella, Inc. (a)                               20,398
        251  Axcelis Technologies, Inc. (a)                    17,374
        118  Azenta, Inc.                                      10,327
        139  Impinj, Inc. (a)                                   9,556
        166  Lattice Semiconductor Corp. (a)                   10,395
        253  MaxLinear, Inc. (a)                               15,522
         97  Onto Innovation, Inc. (a)                          8,362
         97  Power Integrations, Inc.                           8,730
        178  Semtech Corp. (a)                                 12,350
         73  Silicon Laboratories, Inc. (a)                    11,221
        123  Silicon Motion Technology Corp.,
                ADR                                             8,922
         20  SiTime Corp. (a)                                   4,043
         29  Synaptics, Inc. (a)                                6,624
        200  Ultra Clean Holdings, Inc. (a)                     9,162
                                                        -------------
                                                              152,986
                                                        -------------
             SOFTWARE -- 10.7%
         90  8x8, Inc. (a)                                      1,166
         41  Aspen Technology, Inc. (a)                         6,249
        274  ChannelAdvisor Corp. (a)                           4,918
        129  CyberArk Software Ltd. (a)                        21,948
         58  Descartes Systems Group (The),
                Inc. (a)                                        4,133
        173  Docebo, Inc. (a)                                   9,103
        173  Envestnet, Inc. (a)                               12,944
        706  GTY Technology Holdings,
                Inc. (a)                                        3,135
         30  Guidewire Software, Inc. (a)                       2,645
        615  Mandiant, Inc. (a)                                12,177
        131  Manhattan Associates, Inc. (a)                    17,512
         28  Monday.com Ltd. (a)                                4,448
         42  Paylocity Holding Corp. (a)                        8,923
        293  Ping Identity Holding Corp. (a)                    6,165
        248  PROS Holdings, Inc. (a)                            7,881
        122  Q2 Holdings, Inc. (a)                              7,936
         71  Qualys, Inc. (a)                                   8,897
        104  Rapid7, Inc. (a)                                  10,760
        119  SPS Commerce, Inc. (a)                            15,452
          8  Tyler Technologies, Inc. (a)                       3,426
        220  Varonis Systems, Inc. (a)                          9,592

Page 8                  See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2022 (UNAUDITED)

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SOFTWARE (CONTINUED)
         33  Zscaler, Inc. (a)                          $       7,892
                                                        -------------
                                                              187,302
                                                        -------------
             SPECIALTY RETAIL -- 1.7%
         84  Boot Barn Holdings, Inc. (a)                       7,310
         82  Floor & Decor Holdings, Inc.,
                Class A (a)                                     7,841
        529  Leslie's, Inc. (a)                                11,273
        271  Sportsman's Warehouse Holdings,
                Inc. (a)                                        3,092
                                                        -------------
                                                               29,516
                                                        -------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 2.9%
         69  Boise Cascade Co.                                  5,516
        364  Core & Main, Inc., Class A (a)                     8,183
         55  Herc Holdings, Inc.                                8,751
         82  SiteOne Landscape Supply,
                Inc. (a)                                       14,139
        110  Triton International Ltd.                          7,225
        232  Univar Solutions, Inc. (a)                         7,125
                                                        -------------
                                                               50,939
                                                        -------------
             TOTAL COMMON STOCKS
                -- 96.6%                                    1,686,960
             (Cost $1,859,037)                          -------------

SHARES       DESCRIPTION                                    VALUE
---------------------------------------------------------------------
             MONEY MARKET FUNDS -- 3.5%
     61,082  Morgan Stanley Institutional Liquidity
                Funds - Treasury Portfolio -
                Institutional Class -
                0.01% (b)                               $      61,082
             (Cost $61,082)                             -------------

             TOTAL INVESTMENTS -- 100.1%                    1,748,042
             (Cost $1,920,119)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                            (881)
                                                        -------------
             NET ASSETS -- 100.0%                       $   1,747,161
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2022.

ADR - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2022           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Common Stocks*.........................................  $    1,686,960    $    1,686,960    $           --    $           --
Money Market Funds.....................................          61,082            61,082                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments......................................  $    1,748,042    $    1,748,042    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                 Page 9


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2022 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $     1,748,042
Cash...................................................................                5,215
Dividends receivable...................................................                  337
                                                                             ---------------
   Total Assets........................................................            1,753,594
                                                                             ---------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................                5,175
   Investment advisory fees............................................                1,258
                                                                             ---------------
   Total Liabilities...................................................                6,433
                                                                             ---------------
NET ASSETS.............................................................      $     1,747,161
                                                                             ===============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $     2,017,624
Par value..............................................................                1,000
Accumulated distributable earnings (loss)..............................             (271,463)
                                                                             ---------------
NET ASSETS.............................................................      $     1,747,161
                                                                             ===============
NET ASSET VALUE, per share.............................................      $         17.47
                                                                             ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................      $       100,002
                                                                             ===============
Investments, at cost...................................................      $     1,920,119
                                                                             ===============


Page 10                 See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 28, 2022 (a) (UNAUDITED)


INVESTMENT INCOME:
Dividends..............................................................      $         1,685
Foreign withholding tax................................................                  (53)
                                                                             ---------------
   Total investment income.............................................                1,632
                                                                             ---------------
EXPENSES:
Investment advisory fees...............................................                7,068
                                                                             ---------------
   Total expenses......................................................                7,068
                                                                             ---------------
NET INVESTMENT INCOME (LOSS)...........................................               (5,436)
                                                                             ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................              (93,945)
   Foreign currency transactions.......................................                   (5)
                                                                             ---------------
Net realized gain (loss)...............................................              (93,950)
                                                                             ---------------
Net change in unrealized appreciation (depreciation) on investments....             (172,077)
                                                                             ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             (266,027)
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $      (271,463)
                                                                             ===============


(a)       Inception date is October 13, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 11


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                PERIOD
                                                                                                 ENDED
                                                                                             2/28/2022 (a)
                                                                                              (UNAUDITED)
                                                                                            ---------------
OPERATIONS:
Net investment income (loss).........................................................       $        (5,436)
Net realized gain (loss).............................................................               (93,950)
Net change in unrealized appreciation (depreciation).................................              (172,077)
                                                                                            ---------------
Net increase (decrease) in net assets resulting from operations......................              (271,463)
                                                                                            ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................             2,018,624
Cost of shares redeemed..............................................................                    --
                                                                                            ---------------
Net increase (decrease) in net assets resulting from shareholder transactions........             2,018,624
                                                                                            ---------------
Total increase (decrease) in net assets..............................................             1,747,161

NET ASSETS:
Beginning of period..................................................................                    --
                                                                                            ---------------
End of period........................................................................       $     1,747,161
                                                                                            ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................                    --
Shares sold..........................................................................               100,002
Shares redeemed......................................................................                    --
                                                                                            ---------------
Shares outstanding, end of period....................................................               100,002
                                                                                            ===============


(a)   Inception date is October 13, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 12                 See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                     PERIOD
                                                                     ENDED
                                                                 2/28/2022 (a)
                                                                  (UNAUDITED)
                                                                 --------------
Net asset value, beginning of period...........................     $  20.19
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.05)
Net realized and unrealized gain (loss)........................        (2.67)
                                                                    --------
Total from investment operations...............................        (2.72)
                                                                    --------
Net asset value, end of period.................................     $  17.47
                                                                    ========
TOTAL RETURN (b)...............................................       (13.47)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $  1,747
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.95% (c)
Ratio of net investment income (loss) to average net assets....        (0.73)% (c)
Portfolio turnover rate (d)....................................           28%


(a)   Inception date is October 13, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 13


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-five funds that are offering shares. This report covers the First Trust Multi-Manager Small Cap Opportunities ETF (the
"Fund"), which trades under the ticker "MMSC" on the NYSE Arca, Inc. ("NYSE
Arca"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities issued by small capitalization companies. The Fund considers small capitalization companies to be those companies with market capitalizations within the market capitalization range of the companies comprising the Russell
2000(R) Growth Index (as of the index's most recent reconstitution). The Fund's portfolio is principally composed of common stocks issued by companies domiciled in the United States, common stocks issued by non-U.S. companies that are principally traded in the United States. The Fund utilizes a multi-manager approach to provide exposure to the small capitalization growth segment of the equity market through the blending of multiple portfolio management teams. There can be no assurance that the Fund will achieve its investment objective. The
Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2022 (UNAUDITED)

to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2022, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

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          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2022 (UNAUDITED)

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

E. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of February 28, 2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes.

As of February 28, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

                             Gross           Gross       Net Unrealized
                           Unrealized      Unrealized     Appreciation
            Tax Cost      Appreciation   (Depreciation)  (Depreciation)
         --------------  --------------  --------------  --------------
         $    1,920,119  $       60,126  $     (232,203) $     (172,077)

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the Fund's portfolio based on recommendations provided by the Sub-Advisors (defined below) and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The Fund has agreed to pay
First Trust an annual management fee equal to 0.95% of its average daily net assets.

The Fund utilizes a multi-manager structure. The Trust, on behalf of the Fund, and First Trust have retained Driehaus Capital Management LLC ("DCM") and
Stephens Investment Management Group, LLC ("SIMG") (each, a "Sub-Advisor" and together, "Sub-Advisors"), to serve as non-discretionary investment sub-advisors to the Fund pursuant to sub-advisory agreements (the "Sub-Advisory Agreements").
In this capacity, DCM and SIMG are each responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the portion of the Fund's portfolio they have been allocated by
First Trust. Pursuant to the Sub-Advisory Agreements, First Trust has agreed to pay for the services and facilities provided by the Sub-Advisors through

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          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2022 (UNAUDITED)

sub-advisory fees equal in the aggregate to an annual rate of 0.35% of the average daily net assets of the Fund (i.e., for each sub-advisor, 0.35% of the average daily net assets of the portion of the Fund's assets allocated to that sub-advisor). Each Sub-Advisor's fees are paid by First Trust out of First
Trust's management fee.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended February 28, 2022, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $531,361 and $552,589, respectively.

For the fiscal period ended February 28, 2022, the cost of in-kind purchases and proceeds from in-kind sales were $1,974,210 and $0, respectively.

5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                                                                         Page 17

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          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2022 (UNAUDITED)

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before October 13, 2023.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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ADDITIONAL INFORMATION
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          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

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          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2022 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of

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ADDITIONAL INFORMATION (CONTINUED)
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          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2022 (UNAUDITED)

loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

      BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND
                            SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, unanimously approved the Investment
Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P.
(the "Advisor"), on behalf of First Trust Multi-Manager Small Cap Opportunities
ETF (the "Fund"), the Investment Sub-Advisory Agreement (the "Driehaus
Sub-Advisory Agreement") among the Trust, on behalf of the Fund, the Advisor and
Driehaus Capital Management LLC ("Driehaus"), and the Investment Sub-Advisory
Agreement (the "Stephens Sub-Advisory Agreement" and together with the Driehaus
Sub-Advisory Agreement, the "Sub-Advisory Agreements") among the Trust, on behalf of the Fund, the Advisor and Stephens Investment Management Group
("Stephens" and together with Driehaus, the "Sub-Advisors" and each a
"Sub-Advisor), for an initial two-year term at a meeting held on September 13,
2021. The Sub-Advisory Agreements together with the Advisory Agreement are referred to as the "Agreements." The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the
Advisor and each Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and each Sub-Advisor to the Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded

                                                                         Page 21

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          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2022 (UNAUDITED)

funds ("ETFs") managed by the Advisor; the proposed sub-advisory fee rates for the Fund as compared to fees charged to other clients of the Sub-Advisors; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisors to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisors; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P.
("FTP"), and the Sub-Advisors; and information on the Advisor's and each
Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the
Sub-Advisors. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and each Sub-Advisor are reasonable business arrangements from the Fund's perspective.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor and the Sub-Advisors under the Agreements. With respect to the Advisory
Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisors, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will utilize a multi-manager approach in which the
Advisor selects multiple sub-advisors for the Fund, with each sub-advisor responsible for investing a portion of the Fund's assets, and considered that the Advisor manages another ETF with a similar structure in the First Trust Fund
Complex. The Board noted that, under this approach, each Sub-Advisor will act as a non-discretionary manager providing model portfolio recommendations to the
Advisor, and the Advisor will execute the Fund's portfolio trades. The Board also considered that the Fund's multi-manager approach is intended to alleviate the potential capacity constraints of any single manager's investment strategy and provide daily portfolio transparency while protecting against frontrunning of any single manager's strategy by blending multiple investment strategies. The
Board considered that the Advisor will oversee management of the Fund's investments, including portfolio risk monitoring and performance review. The
Board noted that the Advisor will be responsible for the selection and ongoing monitoring of the sub-advisors for the Fund and may recommend to the Board additional sub-advisors, replacement sub-advisors or changes in the allocation of the Fund's assets among the sub-advisors.

In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisors' and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the
Sub-Advisory Agreements, the Board reviewed the materials provided by each
Sub-Advisor and noted the background and experience of each Sub-Advisor's portfolio management team and each Sub-Advisor's investment style. At the meeting, the Trustees received presentations from representatives of the Advisor and each Sub-Advisor, and were able to ask questions about the multi-manager approach, each Sub-Advisor and the investment strategies of each Sub-Advisor to be implemented within the Fund. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and each Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.95% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay each Sub-Advisor a sub-advisory fee equal to an annual rate of 0.35% of the average daily net assets of the portion of the Fund's assets allocated to that Sub-Advisor. The
Board noted that the Advisor would be responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and each Sub-Advisor to other fund (including
ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Fund and other clients that limited their comparability. The Board noted the
Advisor's statement that the Fund will be unique to the ETF market given its intent to combine multiple managers and the second ETF managed by the Advisor in the First Trust Fund Complex to utilize a multi-manager approach. In light of

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2022 (UNAUDITED)

the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the
Advisor to each Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisors, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the
Advisory Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Advisory Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by each Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreements for the Fund to the
Sub-Advisors. The Board considered that each Sub-Advisor would be paid by the
Advisor from the Fund's unitary fee and its understanding that the sub-advisory fee rates were the product of arm's length negotiations. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that the Advisor will be responsible for trade execution for the Fund and will not utilize soft dollars in connection with the Fund. The Board also considered fall-out benefits to each
Sub-Advisor that may be realized from its relationship with the Fund, noting
Driehaus' statement that it does not expect any other benefits to be derived from its relationship with the Advisor and the Fund, and Stephens' description of marketing and related benefits it expects to receive from its relationship with the Advisor and the Fund. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and each Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the
Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                                                                         Page 23

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FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISORS
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

Stephens Investment Management Group, LLC
111 Center Street
Little Rock, Arkansas 72201

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VIII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 9, 2022
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	May 9, 2022

* Print the name and title of each signing officer under his or her signature.